Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 17.4%
American Express Credit Account Master Trust,
Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,198
Series 2023-2, Class A, 4.80%, 05/15/2030		900	909
Series 2024-2, Class A, 5.24%, 04/15/2031		1,990	2,055
Series 2025-1, Class A, 4.56%, 12/17/2029		2,210	2,226
Asimi Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 5.46%, 09/16/2031 (aa)	GBP	154	199
Auto ABS Spanish Loans FT, (Spain), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.85%), 3.21%, 09/28/2038 (aa)	EUR	761	826
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 3.07%, 12/24/2044 (aa)	EUR	215	233
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 3.12%, 12/24/2044 (aa)	EUR	45	48
Series 3, Class A, Reg. S, (EURIBOR 1 Month + 0.95%), 3.32%, 12/25/2046 (aa)	EUR	710	772
Series 3, Class B, Reg. S, (EURIBOR 1 Month + 2.35%), 4.72%, 12/25/2046 (aa)	EUR	71	78
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.84%), 3.21%, 01/25/2040 (aa)	EUR	409	444
Series 2022-SP, Class B, Reg. S, (EURIBOR 1 Month + 2.00%), 4.37%, 01/26/2040 (aa)	EUR	51	56
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 3.07%, 09/30/2041 (aa)	EUR	517	559
Series 2023-SP, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.52%, 09/30/2041 (aa)	EUR	74	80
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,530
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,489
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		368	368
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (CME Term SOFR 3 Month + 1.46%), 5.76%, 10/15/2036 (e) (aa)		1,000	1,000
Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 5.08%, 04/20/2031 (aa)	GBP	454	587
Bavarian Sky SA - Compartment German Auto Loans 13, (Luxembourg), Series GE13, Class A, Reg. S, (EURIBOR 1 Month + 0.43%), 2.79%, 03/20/2032 (aa)	EUR	500	541
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (CME Term SOFR 3 Month + 1.36%), 5.65%, 01/20/2031 (e) (aa)		298	298
BMW Canada Auto Trust, (Canada), Series 2024-1A, Class A1, 5.03%, 04/20/2026 (e)	CAD	96	67
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (EURIBOR 1 Month + 0.78%), 3.15%, 02/24/2042 (aa)	EUR	449	486
Bumper DE SA - Compartment 2023-1, (Luxembourg), Series 2023-DE1, Class A, Reg. S, (EURIBOR 1 Month + 0.58%), 2.95%, 08/23/2032 (aa)	EUR	290	314
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A, 3.49%, 05/15/2027		500	499
Cardiff Auto Receivables Securitisation plc, (United Kingdom), Series 2024-1, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 5.86%, 08/20/2031 (aa)	GBP	264	342
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 5.18%, 07/15/2028 (e) (aa)		1,100	1,102
CarMax Auto Owner Trust,
Series 2023-3, Class A2A, 5.72%, 11/16/2026		148	148
Series 2023-4, Class A2A, 6.08%, 12/15/2026		329	330

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2023-4, Class A3, 6.00%, 07/17/2028		1,600	1,627
Series 2024-1, Class A2A, 5.30%, 03/15/2027		855	857
Series 2024-1, Class A3, 4.92%, 10/16/2028		474	477
Series 2024-2, Class A2A, 5.65%, 05/17/2027		567	569
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	505
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (EURIBOR 1 Month + 0.65%), 3.04%, 10/21/2038 (aa)	EUR	684	741
Series 2023-1FRV, Class B, Reg. S, (EURIBOR 1 Month + 1.30%), 3.69%, 10/21/2038 (aa)	EUR	400	436
Carvana Auto Receivables Trust,
Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		31	31
Series 2023-P5, Class A2, 5.77%, 04/12/2027 (e)		227	227
Series 2024-P3, Class A2, 4.61%, 11/10/2027		737	737
Series 2024-P4, Class A3, 4.64%, 01/10/2030		400	401
Citibank Credit Card Issuance Trust,
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 5.04%, 08/07/2027 (aa)		900	902
Series 2023-A1, Class A1, 5.23%, 12/08/2027		1,600	1,607
Citizen Irish Auto Receivables Trust 2023 DAC, (Ireland),
Series 2023-1, Class A, Reg. S, (EURIBOR 1 Month + 0.77%), 3.24%, 12/15/2032 (aa)	EUR	279	303
Series 2023-1, Class B, Reg. S, (EURIBOR 1 Month + 1.40%), 3.87%, 12/15/2032 (aa)	EUR	121	131
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,816	1,830
CNH Equipment Trust,
Series 2023-B, Class A2, 5.90%, 02/16/2027		163	164
Series 2024-A, Class A3, 4.77%, 06/15/2029		479	481
Compartment BL Consumer Credit 2024, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.63%), 3.00%, 09/25/2041 (aa)	EUR	642	695
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 3.27%, 09/25/2041 (aa)	EUR	292	316
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		1,500	1,502
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)		1,000	1,002
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 5.50%, 07/18/2030 (e) (aa)		759	758
E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.45%), 2.82%, 11/25/2035 (aa)	EUR	800	865
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		571	505
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 01/22/2029 (e)		333	334
FCT Autonoria DE 2023, (France),
Series 2023-DE, Class A, Reg. S, (EURIBOR 1 Month + 0.47%), 2.84%, 01/26/2043 (aa)	EUR	615	665
Series 2023-DE, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.52%, 01/26/2043 (aa)	EUR	154	167
Finance Ireland Auto Receivables No. 2 DAC, (Ireland), Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.68%), 3.05%, 11/14/2034 (w) (aa)	EUR	1,000	1,082
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	2,000	1,404
Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 4.75%, 02/15/2027 (aa)		787	786

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		60	60
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	798
Series 2024-C, Class A2A, 4.32%, 08/15/2027		1,500	1,498
Series 2024-C, Class A3, 4.07%, 07/15/2029		829	825
Ford Credit Auto Owner Trust / Ford Credit, Series 2025-1, Class A, SUB, 4.86%, 08/15/2037 (e)		960	973
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 5.60%, 05/15/2028 (e) (aa)		1,290	1,299
GAMMA Sociedade de Titularizacao de Creditos, (Portugal), Series 2, Class A, Reg. S, (EURIBOR 3 Month + 0.90%), 3.42%, 02/25/2034 (aa)	EUR	400	434
GM Financial Automobile Leasing Trust,
Series 2024-3, Class A2A, 4.29%, 01/20/2027		1,900	1,896
Series 2025-1, Class A2A, 4.54%, 05/20/2027		2,000	2,003
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A3, 4.47%, 02/16/2028		385	385
Series 2023-3, Class A2B, (United States 30 Day Average SOFR + 0.47%), 4.82%, 09/16/2026 (aa)		223	223
Series 2023-4, Class A2A, 5.89%, 11/16/2026		212	212
Series 2024-1, Class A3, 4.85%, 12/18/2028		940	945
Series 2024-4, Class A2A, 4.53%, 10/18/2027		1,000	1,000
Series 2024-4, Class A3, 4.40%, 08/16/2029		2,554	2,557
GMF Floorplan Owner Revolving Trust,
Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)		1,000	1,010
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (e)		945	949
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (EURIBOR 3 Month + 2.90%), 5.29%, 09/22/2043 (aa)	EUR	294	324
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,500	1,435
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	957
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)		500	500
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		516	517
Series 2024-B, Class A2, 4.62%, 08/16/2027		1,485	1,485
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,700	1,711
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (EURIBOR 1 Month + 1.10%), 3.48%, 02/18/2032 (aa)	EUR	193	209
Hill FL 2024-2 BV, (Netherlands), Series 2024-2FL, Class A, Reg. S, (EURIBOR 1 Month + 0.72%), 3.10%, 10/18/2032 (aa)	EUR	600	651
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026		974	976
Hyundai Auto Receivables Trust,
Series 2023-A, Class A3, 4.58%, 04/15/2027		364	363
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.48%), 4.83%, 05/15/2026 (aa)		122	122
Series 2024-A, Class A3, 4.99%, 02/15/2029		3,197	3,226
Series 2024-B, Class A3, 4.84%, 03/15/2029		1,787	1,800
Series 2024-C, Class A3, 4.41%, 05/15/2029		1,921	1,923
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (EURIBOR 1 Month + 0.80%), 3.14%, 02/26/2035 (aa)	EUR	163	176
Lt Autorahoitus IV DAC, (Ireland), Series 4, Class A, Reg. S, (EURIBOR 1 Month + 0.69%), 3.06%, 07/18/2033 (aa)	EUR	271	294

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 3.27%, 05/18/2035 (aa)	EUR	400	432
LT Rahoitus 2025-1 DAC, (Ireland), Series 6, Class A, Reg. S, (EURIBOR 1 Month + 0.54%), 3.11%, 07/18/2036 (aa)	EUR	600	649
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		99	99
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.59%, 10/15/2032 (e) (aa)		250	250
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	601
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	341	238
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		869	869
Mercedes-Benz Auto Receivables Trust,
Series 2023-1, Class A3, 4.51%, 11/15/2027		650	650
Series 2023-2, Class A2, 5.92%, 11/16/2026		245	246
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 5.15%, 12/15/2059 (aa)		156	156
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.33%, 11/15/2068 (e) (aa)		1,097	1,095
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 5.48%, 12/15/2059 (e) (aa)		203	203
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		92	89
Series 2020-IA, Class A1B, (CME Term SOFR 1 Month + 1.11%), 5.43%, 04/15/2069 (e) (aa)		122	122
Series 2021-DA, Class A, (Prime Rate -1.99%), 5.51%, 04/15/2060 (e) (aa)		265	266
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 5.41%, 12/15/2059 (e) (aa)		129	129
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 5.35%, 06/27/2067 (e) (aa)		471	470
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 5.17%, 04/20/2062 (e) (aa)		604	601
Newday Funding Master Issuer plc, (United Kingdom), Series 2025-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.46%, 04/15/2033 (w) (aa)	GBP	599	774
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 5.64%, 03/15/2032 (aa)	GBP	534	696
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		500	504
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.80%, 11/15/2027 (aa)		1,000	1,000
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 5.95%, 03/14/2029 (e) (aa)		393	394
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 5.85%, 09/15/2036 (e) (aa)		1,452	1,469
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		992	990
Panorama Auto Trust, (Australia), Series 2025-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 0.97%), 5.08%, 03/15/2033 (aa)	AUD	521	325
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.23%, 07/25/2035 (aa)		58	58
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)		1,000	1,003

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Pony SA, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.52%), 2.91%, 01/14/2033 (aa)	EUR	763	825
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.85%), 3.24%, 01/14/2033 (aa)	EUR	100	108
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (e)		2,049	2,051
PRET LLC, Series 2021-NPL3, Class A1, SUB, 4.87%, 07/25/2051 (e)		460	459
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 5.68%, 07/25/2051 (e) (aa)		38	38
Red & Black Auto Germany UG, (Germany),
Series 8, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 3.12%, 09/15/2030 (aa)	EUR	61	66
Series 10, Class B, Reg. S, (EURIBOR 1 Month + 1.20%), 3.57%, 09/15/2032 (aa)	EUR	88	95
Red & Black Auto Italy Srl, (Italy),
Series 1, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 3.06%, 12/28/2031 (aa)	EUR	229	247
Series 2, Class A1, Reg. S, (EURIBOR 1 Month + 1.00%), 3.36%, 07/28/2034 (aa)	EUR	461	501
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 1.80%), 4.16%, 07/28/2034 (aa)	EUR	96	105
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.56%), 2.95%, 02/21/2037 (aa)	EUR	475	514
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 5.74%, 10/20/2030 (e) (aa)		79	79
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		1,000	1,009
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		900	900
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (EURIBOR 1 Month + 1.75%), 4.14%, 11/14/2034 (aa)	EUR	85	93
SMB Private Education Loan Trust,
Series 2017-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.33%, 09/15/2034 (e) (aa)		156	156
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 5.26%, 09/15/2037 (e) (aa)		320	320
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		255	238
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 5.16%, 01/15/2053 (e) (aa)		1,364	1,339
Series 2021-A, Class APL, (CME Term SOFR 1 Month + 0.84%), 5.16%, 01/15/2053 (e) (aa)		150	147
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 5.03%, 03/17/2053 (e) (aa)		130	129
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.80%, 02/16/2055 (e) (aa)		1,186	1,201
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 6.20%, 05/16/2050 (e) (aa)		177	179
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 6.15%, 10/15/2058 (e) (aa)		1,839	1,871
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		134	135
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,013
TAGUS - Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 3.31%, 10/28/2040 (aa)	EUR	195	210
TCI-Symphony CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (CME Term SOFR 3 Month + 1.28%), 5.57%, 10/13/2032 (e) (aa)		166	166
Tesla Auto Lease Trust, Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)		557	558
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)		500	501
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 5.13%, 11/20/2061 (e) (aa)		80	80
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		442	440

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2023-A, Class A3, 4.63%, 09/15/2027		158	158
Series 2023-C, Class A2A, 5.60%, 08/17/2026		74	74
Series 2024-A, Class A3, 4.83%, 10/16/2028		4,109	4,132
Toyota Lease Owner Trust,
Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		92	92
Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)		2,000	2,004
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 5.19%, 08/26/2028 (e) (aa)		1,700	1,703
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028		1,700	1,706
Series 2024-1, Class A1B, (United States 30 Day Average SOFR + 0.65%), 4.99%, 12/20/2028 (aa)		1,578	1,580
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 5.01%, 08/20/2030 (aa)		1,000	1,003
Series 2025-1, Class A, 4.71%, 01/21/2031		1,500	1,516
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		21	21
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026		113	113
Series 2023-2, Class A2A, 5.72%, 03/22/2027		599	602
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.63%), 4.97%, 03/22/2027 (aa)		1,642	1,644
VOYA CLO 2017-2, (Cayman Islands), Series 2017-2A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 5.54%, 06/07/2030 (e) (aa)		34	34
World Omni Auto Receivables Trust, Series 2024-B, Class A2A, 5.48%, 09/15/2027		295	296
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.88%), 3.25%, 04/25/2034 (aa)	EUR	421	456

Total Asset-Backed Securities (Cost $121,502)			121,912

Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 4.97%, 09/14/2026 (aa)	AUD	500	314
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 5.04%, 02/17/2026 (aa)	AUD	800	501
Sumitomo Mitsui Banking Corp., (Japan), (BBSW ASX Australian 3 Month + 1.10%), 5.31%, 11/07/2025 (aa)	AUD	2,400	1,506

Total Financial			2,321

Total Certificates of Deposit (Cost $2,412)			2,321

Collateralized Mortgage Obligations — 6.7%
Atlas Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 5.31%, 09/20/2061 (aa)	GBP	512	663
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.38%, 12/28/2049 (e) (aa)	GBP	592	766
Braccan Mortgage Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), 5.32%, 02/15/2067 (aa)	GBP	756	980

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.38%, 08/20/2045 (aa)	GBP	275	356
Citadel plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.02%), 5.48%, 04/28/2060 (aa)	GBP	892	1,157
CSMC Trust, Series 2021-RPL4, Class A1, 4.10%, 12/27/2060 (e) (z)		250	249
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (EURIBOR 3 Month + 0.75%), 3.39%, 10/28/2059 (aa)	EUR	613	664
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 5.02%, 06/25/2074 (aa)	GBP	223	288
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.23%, 04/15/2049 (aa)		412	413
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.49%, 12/25/2054 (aa)		730	733
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.49%, 01/25/2055 (aa)		679	682
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 5.54%, 02/25/2055 (aa)		389	391
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 5.34%, 02/25/2055 (aa)		769	772
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 5.34%, 02/25/2055 (aa)		783	786
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 5.29%, 03/25/2055 (aa)		1,980	1,963
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 5.29%, 03/25/2055 (aa)		787	788
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.17%, 04/25/2055 (aa)		1,500	1,496
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.30%, 04/25/2055 (aa)		1,400	1,400
FNMA REMICS,
Series 2016-3, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.80%, 02/25/2046 (aa)		758	753
Series 2018-82, Class W, 6.77%, 11/25/2058 (z)		200	206
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.24%, 05/25/2050 (aa)		1,056	1,052
Series 2022-8, Class D, 2.00%, 08/25/2038		975	904
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.13%, 01/25/2051 (aa)		807	806
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 5.44%, 12/25/2054 (aa)		383	384
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 5.44%, 06/25/2054 (aa)		762	764
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 5.44%, 01/25/2055 (aa)		786	788
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.49%, 01/25/2055 (aa)		974	979
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 5.39%, 01/25/2055 (aa)		975	976
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.54%, 02/25/2055 (aa)		390	392

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.59%, 02/25/2055 (aa)		486	489
Series 2025-16, Class FN, (United States 30 Day Average SOFR + 0.95%), 5.29%, 01/25/2055 (aa)		794	795
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.29%, 11/25/2053 (aa)		789	791
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 5.24%, 09/25/2054 (aa)		3,965	3,964
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.67%), 5.21%, 10/21/2070 (aa)	GBP	172	223
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 5.07%, 12/20/2064 (aa)		676	675
Series 2017-121, Class PE, 3.00%, 07/20/2046		90	88
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 5.45%, 01/20/2067 (aa)		758	761
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.77%, 08/20/2065 (aa)		218	217
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.86%, 05/20/2044 (aa)		250	245
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.84%, 06/20/2071 (aa)		1,354	1,381
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		782	699
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.69%, 01/20/2072 (aa)		685	670
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.24%, 01/20/2073 (aa)		491	493
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 5.34%, 05/20/2073 (aa)		1,647	1,667
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.64%, 09/20/2073 (aa)		859	852
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.44%, 11/20/2073 (aa)		490	500
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.24%, 01/20/2074 (aa)		979	987
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.27%, 01/20/2074 (aa)		964	974
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		226	211
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 5.14%, 10/15/2072 (aa)	GBP	666	862
Jupiter Mortgage No. 1 plc, (United Kingdom), Series 1X, Class AR, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 5.54%, 07/20/2055 (aa)	GBP	567	734
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 4.75%, 07/25/2061 (e)		966	963
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		260	235
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		82	80
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		222	209
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		275	262
Progress Trust, (Australia), Series 2020-1, Class A, (BBSW ASX Australian 1 Month + 1.00%), 5.09%, 01/21/2051 (aa)	AUD	312	195

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
SAPPHIRE XXXII SERIES TRUST, (Australia), Series 2025-1, Class A1L, Reg. S, (BBSW ASX Australian 1 Month + 1.10%), 5.20%, 06/14/2066 (aa)	AUD	1,050	655
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 4.83%, 01/21/2070 (aa)	GBP	550	708
Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 5.04%, 01/21/2070 (aa)	GBP	635	820
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		115	109
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		67	63
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		166	154
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 5.47%, 07/20/2053 (e) (aa)	GBP	825	1,068
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.43%, 05/25/2058 (e) (aa)		164	168
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.79%, 02/09/2053 (aa)	AUD	259	162

Total Collateralized Mortgage Obligations (Cost $46,873)			46,680

Commercial Mortgage-Backed Securities — 3.2%
AREIT Trust, (Cayman Islands), Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 5.51%, 11/17/2038 (e) (aa)		52	52
BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, 12/15/2057		500	514
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 6.45%, 08/19/2038 (e) (aa)		459	459
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)		500	514
BMP, Series 2024-MF23, Class A, (CME Term SOFR 1 Month + 1.37%), 5.69%, 06/15/2041 (e) (aa)		690	689
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.68%, 09/15/2036 (e) (aa)		500	478
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A, (CME Term SOFR 1 Month + 2.11%), 6.43%, 06/15/2027 (e) (aa)		800	804
Series 2024-BRBK, Class A, (CME Term SOFR 1 Month + 2.88%), 7.20%, 10/15/2041 (e) (aa)		241	242
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 5.76%, 02/15/2039 (e) (aa)		947	947
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.76%, 02/15/2039 (e) (aa)		890	891
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.71%, 03/15/2041 (e) (aa)		380	381
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.76%, 04/15/2041 (e) (aa)		130	130
Series 2024-PAT, Class A, (CME Term SOFR 1 Month + 2.09%), 6.41%, 03/15/2041 (e) (aa)		270	270
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 5.81%, 07/15/2029 (e) (aa)		400	398
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 5.31%, 02/15/2039 (e) (aa)		530	506
CENT Trust, Series 2023-CITY, Class A, (CME Term SOFR 1 Month + 2.62%), 6.94%, 09/15/2038 (e) (aa)		410	411
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		136	135
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 5.61%, 10/15/2036 (e) (aa)		900	895

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
COMM Mortgage Trust, Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 6.16%, 06/15/2041 (e) (aa)		420	419
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.96%, 08/15/2041 (e) (aa)		220	218
CSMC, Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 5.58%, 11/15/2038 (e) (aa)		699	696
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (CME Term SOFR 1 Month + 1.10%), 5.42%, 05/15/2035 (e) (aa)		78	78
ELM Trust,
Series 2024-ELM, Class A10, 5.41%, 06/10/2039 (e) (z)		800	810
Series 2024-ELM, Class A15, 5.41%, 06/10/2039 (e) (z)		800	810
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 6.56%, 10/15/2039 (e) (aa)		480	480
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (CME Term SOFR 1 Month + 1.35%), 5.65%, 03/15/2042 (e) (aa)		624	619
INV Mortgage Trust, Series 2024-IND, Class A, (CME Term SOFR 1 Month + 1.74%), 6.06%, 11/15/2041 (e) (aa)		190	189
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 7.01%, 08/15/2040 (e) (aa)		185	187
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 09/10/2039 (e)		255	238
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.39%, 12/15/2034 (e) (aa)		1,130	1,123
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 5.43%, 05/15/2036 (e) (aa)		700	472
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.72%, 03/15/2039 (e) (aa)		1,100	1,096
PRM5 Trust, Series 2025-PRM5, Class A, 4.17%, 03/10/2033 (e) (z)		504	495
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 5.73%, 11/17/2030 (e) (aa)	GBP	800	1,033
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class A, (CME Term SOFR 1 Month + 1.20%), 5.51%, 03/15/2035 (e) (aa)		285	283
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 5.32%, 01/15/2039 (e) (aa)		350	347
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 5.13%, 10/15/2038 (e) (aa)		900	892
Taurus 2025-2 UK DAC, (Ireland), Series 2025-UK2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.50%), Zero Coupon, 02/18/2035 (aa)	GBP	634	819
Thunder Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.50%), 4.06%, 11/17/2036 (aa)	EUR	454	490
UK Logistics DAC, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 6.13%, 05/17/2034 (aa)	GBP	202	261
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.30%), 3.83%, 02/27/2033 (aa)	EUR	1,000	1,076
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2030 (e) (z)		438	440

Total Commercial Mortgage-Backed Securities (Cost $22,568)			22,287

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 48.7%
Basic Materials — 1.4%
Mining — 1.4%
Glencore Funding LLC,
1.63%, 09/01/2025 (e)		4,700	4,637
1.63%, 04/27/2026 (e)		2,900	2,814
3.88%, 10/27/2027 (e)		747	732
6.13%, 10/06/2028 (e)		1,935	2,012

Total Basic Materials			10,195

Communications — 5.1%
Internet — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		400	393

Media — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.20%, 03/15/2028		1,285	1,259
6.15%, 11/10/2026		3,935	4,014
Comcast Corp.,
3.15%, 03/01/2026		1,402	1,386
5.35%, 11/15/2027		865	886

			7,545

Telecommunications — 3.9%
AT&T, Inc.,
1.70%, 03/25/2026		1,610	1,566
2.30%, 06/01/2027		3,045	2,910
2.95%, 07/15/2026		1,410	1,382
NTT Finance Corp., (Japan),
1.16%, 04/03/2026 (e)		3,585	3,470
5.10%, 07/02/2027 (e)		1,100	1,116
Ooredoo International Finance Ltd., (Bermuda), 5.00%, 10/19/2025 (e)		900	902
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	620
Rogers Communications, Inc., (Canada), 3.20%, 03/15/2027		2,210	2,149
Sprint LLC, 7.63%, 03/01/2026		4,000	4,063
T-Mobile USA, Inc.,
1.50%, 02/15/2026		540	525
2.25%, 02/15/2026		6,270	6,141
3.50%, 04/15/2025		1,000	1,000
3.75%, 04/15/2027		1,700	1,675

			27,519

Total Communications			35,457

Consumer Cyclical — 4.4%
Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	800	1,014

Auto Manufacturers — 3.6%
American Honda Finance Corp., (SOFR Compounded Index + 0.78%), 5.14%, 04/23/2025 (aa)		2,724	2,725

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
BMW US Capital LLC,
(United States SOFR + 0.78%), 5.14%, 03/19/2027 (e) (aa)	200	200
(SOFR Compounded Index + 0.80%), 5.16%, 08/13/2026 (e) (aa)	1,900	1,901
(SOFR Compounded Index + 0.92%), 5.28%, 03/21/2028 (e) (aa)	200	200
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026	1,150	1,109
3.38%, 11/13/2025	2,245	2,218
4.13%, 08/04/2025	200	199
5.13%, 06/16/2025	200	200
(United States SOFR + 2.95%), 7.31%, 03/06/2026 (aa)	300	304
General Motors Financial Co., Inc., (SOFR Compounded Index + 1.30%), 5.65%, 04/07/2025 (aa)	700	700
Hyundai Capital America,
(United States SOFR + 1.15%), 5.51%, 08/04/2025 (e) (aa)	1,100	1,102
Reg. S, (United States SOFR + 1.50%), 5.85%, 01/08/2027 (aa)	900	910
Mercedes-Benz Finance North America LLC,
4.88%, 07/31/2026 (e)	1,120	1,125
4.90%, 01/09/2026 (e)	2,080	2,087
(United States SOFR + 0.63%), 4.99%, 07/31/2026 (e) (aa)	1,400	1,400
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	900	854
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)	600	593
Toyota Motor Credit Corp., 4.80%, 01/05/2026	3,265	3,275
(United States SOFR + 0.65%), 5.01%, 09/11/2025 (aa)	1,000	1,001
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)	600	601
(United States SOFR + 0.83%), 5.19%, 03/20/2026 (e) (aa)	500	500
(United States SOFR + 0.93%), 5.29%, 09/12/2025 (e) (aa)	1,000	1,002
(United States SOFR + 1.06%), 5.42%, 08/14/2026 (e) (aa)	480	481
5.80%, 09/12/2025 (e)	221	222

		24,909

Leisure Time — 0.1%
Harley-Davidson Financial Services, Inc., Reg. S, 3.35%, 06/08/2025	500	498

Lodging — 0.6%
Las Vegas Sands Corp., 2.90%, 06/25/2025	3,445	3,425
5.90%, 06/01/2027	650	660

		4,085

Total Consumer Cyclical		30,506

Consumer Non-cyclical — 5.3%
Agriculture — 1.8%
Altria Group, Inc., 4.88%, 02/04/2028	1,200	1,208
BAT Capital Corp.,
3.22%, 09/06/2026	3,525	3,457
3.56%, 08/15/2027	1,065	1,039
4.70%, 04/02/2027	2,750	2,753

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026 (e)		1,700	1,651
Imperial Brands Finance plc, (United Kingdom), 3.50%, 07/26/2026 (e)		800	788
Philip Morris International, Inc.,
4.38%, 11/01/2027		870	870
5.13%, 11/17/2027		950	966

			12,732

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/2027		1,640	1,574
Illumina, Inc., 5.80%, 12/12/2025		300	302

			1,876

Commercial Services — 0.3%
Global Payments, Inc., 1.20%, 03/01/2026		2,500	2,421

Food — 0.3%
Mars, Inc., 4.45%, 03/01/2027 (e)		2,040	2,043
Woolworths Group Ltd., (Australia), Reg. S, 1.85%, 05/20/2025	AUD	500	312

			2,355

Healthcare - Services — 2.1%
Elevance Health, Inc., 1.50%, 03/15/2026		1,875	1,823
HCA, Inc.,
3.13%, 03/15/2027		4,870	4,728
(United States SOFR + 0.87%), 5.23%, 03/01/2028 (aa)		700	704
5.38%, 09/01/2026		2,000	2,011
5.88%, 02/15/2026		2,630	2,640
Humana, Inc., 1.35%, 02/03/2027		900	847
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)		1,866	1,835

			14,588

Pharmaceuticals — 0.5%
AbbVie, Inc., 3.60%, 05/14/2025		1,000	999
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		2,200	2,190

			3,189

Total Consumer Non-cyclical			37,161

Energy — 3.4%
Oil & Gas — 1.5%
BP Capital Markets America, Inc., 3.02%, 01/16/2027		955	933
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027		1,300	1,279
Diamondback Energy, Inc., 5.20%, 04/18/2027		4,855	4,913
EQT Corp.,
3.90%, 10/01/2027		1,340	1,316
5.70%, 04/01/2028		1,325	1,361
Occidental Petroleum Corp., 5.00%, 08/01/2027		830	833

			10,635

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — 1.9%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027		1,360	1,371
Enbridge, Inc., (Canada), 5.25%, 04/05/2027		1,295	1,311
ONEOK, Inc.,
2.20%, 09/15/2025		300	296
5.55%, 11/01/2026		2,220	2,249
Sabine Pass Liquefaction LLC,
5.00%, 03/15/2027		3,345	3,359
5.88%, 06/30/2026		2,915	2,940
Targa Resources Corp., 5.20%, 07/01/2027		1,990	2,012

			13,538

Total Energy			24,173

Financial — 18.8%
Banks — 15.7%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 5.36%, 12/03/2028 (e) (aa)		300	300
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		1,900	1,919
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.47%, 07/15/2028 (aa)		1,000	1,005
Bank of America Corp.,
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		4,000	4,002
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		3,785	3,798
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)		4,360	4,444
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		1,290	1,340
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 5.24%, 09/10/2027 (aa)		300	301
Bank of Queensland Ltd., (Australia),
Reg. S, (BBSW ASX Australian 3 Month + 1.07%), 5.25%, 05/14/2025 (aa)	AUD	1,300	813
(BBSW ASX Australian 3 Month + 1.10%), 5.39%, 10/29/2025 (aa)	AUD	700	439
Banque Federative du Credit Mutuel SA, (France), 5.90%, 07/13/2026 (e)		1,300	1,321
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 2.30%), 5.30%, 08/09/2026 (aa)		4,205	4,213
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,100	1,115
BNP Paribas SA, (France), (United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		1,000	995
BPCE SA, (France),
(United States SOFR + 0.96%), 5.32%, 09/25/2025 (e) (aa)		2,140	2,147
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 5.48%, 09/29/2025 (aa)	AUD	600	376
Reg. S, (BBSW ASX Australian 3 Month + 1.60%), 5.72%, 06/05/2025 (aa)	AUD	1,100	688
Canadian Imperial Bank of Commerce, (Canada),
4.88%, 01/14/2030 (e)		1,000	1,023
(United States SOFR + 0.72%), 5.07%, 01/13/2028 (aa)		1,000	999
Citibank NA,
4.93%, 08/06/2026		625	629
(SOFR Compounded Index + 1.06%), 5.42%, 12/04/2026 (aa)		800	807
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		1,500	1,500
(CME Term SOFR 3 Month + 1.41%), 3.52%, 10/27/2028 (aa)		1,670	1,622
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)		1,250	1,222

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,100	2,007
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 5.23%, 03/11/2027 (e) (aa)		1,400	1,406
Reg. S, (United States SOFR + 0.87%), 5.23%, 03/11/2027 (aa)		500	502
DBS Group Holdings Ltd., (Singapore), (United States SOFR + 0.60%), 4.96%, 03/21/2028 (e) (aa)		700	701
Deutsche Bank AG, (Germany),
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (f) (aa)		500	491
(United States SOFR + 1.22%), 5.58%, 11/16/2027 (aa)		500	502
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		1,100	1,130
DNB Bank ASA, (Norway),
(CMT Index 1 Year + 0.85%), 1.13%, 09/16/2026 (e) (aa)		1,400	1,378
(SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		600	603
Goldman Sachs Bank USA,
(United States SOFR + 0.75%), 5.11%, 05/21/2027 (aa)		2,000	2,006
(United States SOFR + 0.78%), 5.28%, 03/18/2027 (aa)		2,110	2,123
(United States SOFR + 0.75%), 5.41%, 05/21/2027 (aa)		1,030	1,040
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		2,525	2,464
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		2,325	2,229
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		985	951
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		2,040	2,001
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.93%), 2.10%, 06/04/2026 (aa)		700	697
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		800	798
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,990	3,037
ING Bank Australia Ltd., (Australia), (BBSW ASX Australian 3 Month + 0.98%), 5.09%, 12/08/2025 (aa)	AUD	700	439
ING Groep NV, (Netherlands),
(CMT Index 1 Year + 1.10%), 1.40%, 07/01/2026 (e) (aa)		200	199
(SOFR Compounded Index + 1.01%), 5.37%, 04/01/2027 (aa)		500	502
Mitsubishi UFJ Financial Group, Inc., (Japan), (CMT Index 1 Year + 1.13%), 3.84%, 04/17/2026 (aa)		400	400
Morgan Stanley, (United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)		2,165	2,209
Morgan Stanley Bank NA,
(United States SOFR + 0.68%), 4.45%, 10/15/2027 (aa)		1,010	1,008
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)		4,825	4,854
(United States SOFR + 0.93%), 4.97%, 07/14/2028 (aa)		1,095	1,104
(United States SOFR + 0.69%), 5.04%, 10/15/2027 (aa)		2,500	2,504
(United States SOFR + 0.87%), 5.50%, 05/26/2028 (aa)		1,090	1,110
5.88%, 10/30/2026		1,465	1,497
National Australia Bank Ltd., (Australia), 4.75%, 12/10/2025		1,450	1,453
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 5.26%, 03/25/2027 (aa)		1,000	1,003
(SOFR Compounded Index + 1.03%), 5.39%, 07/02/2027 (aa)		900	904

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
NatWest Markets plc, (United Kingdom),
(United States SOFR + 0.90%), 5.26%, 05/17/2027 (e) (aa)		1,000	1,003
5.42%, 05/17/2027 (e)		700	713
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 5.10%, 03/19/2027 (e) (aa)		1,200	1,205
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,000	2,001
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.82%), 5.18%, 03/27/2028 (aa)		2,000	2,000
(SOFR Compounded Index + 1.08%), 5.44%, 07/20/2026 (aa)		2,000	2,016
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		765	774
Shinhan Bank Co. Ltd., (South Korea), Reg. S, (BBSW ASX Australian 3 Month + 1.95%), 6.12%, 11/16/2025 (aa)	AUD	3,000	1,891
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.65%, 07/13/2026 (aa)		400	404
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 5.51%, 09/14/2026 (e) (aa)		300	303
Reg. S, (United States SOFR + 1.15%), 5.51%, 09/14/2026 (aa)		1,300	1,312
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.57%, 03/04/2026 (aa)	AUD	500	312
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,400	2,455
Synchrony Bank, 5.63%, 08/23/2027		1,460	1,481
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.62%, 02/26/2026 (aa)	AUD	900	562
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.13%, 07/30/2025 (aa)	AUD	2,100	1,314
UBS Group AG, (Switzerland), (CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (e) (aa)		1,435	1,473
United Overseas Bank Ltd., (Singapore), (SOFR Compounded Index + 0.58%), 4.94%, 04/02/2028 (e) (w) (aa)		900	900
Wells Fargo & Co.,
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		2,000	1,999
(United States SOFR + 0.78%), 5.14%, 01/24/2028 (aa)		500	501
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,265	1,292
Series W, (United States SOFR + 0.78%), 4.90%, 01/24/2028 (aa)		1,875	1,885

			110,066

Diversified Financial Services — 0.7%
Aircastle Ltd., (Bermuda), 5.25%, 08/11/2025 (e)		800	800
American Express Co., (SOFR Compounded Index + 0.97%), 5.33%, 07/28/2027 (aa)		1,000	1,006
Aviation Capital Group LLC, 4.88%, 10/01/2025 (e)		1,200	1,199
Capital One Financial Corp., (United States SOFR + 0.86%), 1.88%, 11/02/2027 (aa)		2,115	2,023

			5,028

Insurance — 1.3%
Arthur J Gallagher & Co., 4.60%, 12/15/2027		885	886
Athene Global Funding, 4.95%, 01/07/2027 (e)		2,000	2,007
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)		835	848
New York Life Global Funding, 5.45%, 09/18/2026 (e)		3,790	3,852
Protective Life Global Funding, 4.34%, 09/13/2027 (e)		1,320	1,315

			8,908

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — 0.2%
Ares Strategic, Income Fund, 5.70%, 03/15/2028 (e)		1,110	1,110

REITS — 0.9%
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026		6,025	6,044

Total Financial			131,156

Industrial — 3.0%
Aerospace/Defense — 1.5%
BAE Systems plc, (United Kingdom), 5.00%, 03/26/2027 (e)		2,575	2,597
L3Harris Technologies, Inc.,
4.40%, 06/15/2028		425	421
5.40%, 01/15/2027		1,995	2,023
Northrop Grumman Corp., 3.25%, 01/15/2028		745	721
RTX Corp.,
2.65%, 11/01/2026		2,000	1,947
3.13%, 05/04/2027		1,055	1,026
5.75%, 11/08/2026		1,580	1,609

			10,344

Electronics — 0.1%
Flex Ltd., (Singapore), 4.75%, 06/15/2025		1,000	999

Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		1,700	1,682

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp., 3.60%, 08/12/2027		1,475	1,453

Miscellaneous Manufacturers — 0.1%
Incitec Pivot Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	700	435

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		838	837

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025		2,000	1,998

Transportation — 0.4%
CSX Corp., 2.60%, 11/01/2026		680	662
Norfolk Southern Corp., 2.90%, 06/15/2026		1,255	1,233
United Parcel Service, Inc., 3.05%, 11/15/2027		1,180	1,145

			3,040

Total Industrial			20,788

Technology — 2.6%
Computers — 0.2%
Dell International LLC / EMC Corp., 4.90%, 10/01/2026		1,600	1,605

Semiconductors — 0.9%
Broadcom, Inc.,
3.15%, 11/15/2025		3,375	3,346
3.46%, 09/15/2026		1,740	1,715

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 4.40%, 06/01/2027	1,060	1,057

		6,118

Software — 1.5%
Oracle Corp.,
1.65%, 03/25/2026	2,690	2,615
2.65%, 07/15/2026	3,490	3,406
2.80%, 04/01/2027	1,470	1,423
2.95%, 05/15/2025	1,000	998
VMware LLC, 1.40%, 08/15/2026	1,990	1,905

		10,347

Total Technology		18,070

Utilities — 4.7%
Electric — 4.7%
Duke Energy Corp.,
0.90%, 09/15/2025	4,475	4,401
2.65%, 09/01/2026	2,489	2,423
Edison International,
4.13%, 03/15/2028	1,280	1,230
4.70%, 08/15/2025	200	200
Enel Finance International NV, (Netherlands), 4.50%, 06/15/2025 (e)	300	300
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	1,030	1,012
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (e)	296	300
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/2028	1,195	1,206
NextEra Energy Capital Holdings, Inc.,
3.55%, 05/01/2027	1,545	1,515
4.85%, 02/04/2028	865	875
5.75%, 09/01/2025	4,980	5,000
Pacific Gas and Electric Co.,
3.15%, 01/01/2026	1,000	987
3.45%, 07/01/2025	1,400	1,394
Southern California Edison Co.,
4.40%, 09/06/2026	1,195	1,189
4.90%, 06/01/2026	800	801
Series 20C, 1.20%, 02/01/2026	1,000	970
Series E, 3.70%, 08/01/2025	7,905	7,877
Southern Co. (The), 5.11%, 08/01/2027	1,105	1,116

Total Utilities		32,796

Total Corporate Bonds (Cost $339,479)		340,302

Foreign Government Securities — 0.4%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026	500	502
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e)	2,000	2,024

Total Foreign Government Securities (Cost $2,477)		2,526

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Mortgage-Backed Securities — 0.8%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 05/01/2055 (w)		4,400	4,387
FNMA Pool, 2.80%, 06/01/2025		1,311	1,303

Total Mortgage-Backed Securities (Cost $5,691)			5,690

U.S. Treasury Obligations — 1.6%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (ii)		1,294	1,333
U.S. Treasury Note, 1.63%, 02/15/2026		10,000	9,786

Total U.S. Treasury Obligations (Cost $11,071)			11,119

Short-Term Investments — 22.5%
Certificates of Deposit — 6.4%
Bayerische Landesbank, (Germany),
4.36%, 03/12/2026 (n)		4,500	4,501
4.66%, 08/28/2025 (n)		4,000	4,003
BNP Paribas SA, (France), 4.27%, 03/10/2026 (n)		3,125	3,121
Landesbank Baden-Wuerttemberg, (Germany), 4.46%, 01/23/2026 (n)		5,000	5,004
Landesbank Hessen-Thueringen Girozentrale, 4.39%, 03/12/2026 (n)		4,000	4,003
Mizuho Bank Ltd., 4.40%, 03/13/2026 (n)		4,000	4,002
Natixis SA, (France),
4.27%, 03/10/2026 (n)		4,000	3,997
4.46%, 01/26/2026 (n)		5,000	5,004
Raiffeisen-Boerenleen Bank B.A., (Netherlands), 4.63%, 10/20/2025 (n)		4,500	4,505
Standard Chartered Bank, 4.66%, 01/15/2026 (n)		2,395	2,400
Toronto-Dominion Bank (The), 4.54%, 10/07/2025 (n)		4,000	4,002

Total Certificates of Deposit			44,542

Commercial Papers — 3.6%
BofA Securities, Inc.,
4.44%, 02/25/2026 (e) (n)		2,000	1,923
5.15%, 07/25/2025 (e) (n)		3,000	2,958
5.54%, 06/06/2025 (e) (n)		2,000	1,984
Broadcom, Inc.,
4.57%, 04/24/2025 (e) (n)		700	698
4.60%, 05/13/2025 (e) (n)		1,300	1,293
Canadian Imperial Bank of Commerce, 4.55%, 02/12/2026 (e) (n)		2,500	2,410
Entergy Corp., 4.60%, 05/12/2025 (e) (n)		2,000	1,989
Global Payments, Inc., 5.02%, 04/21/2025 (n)		1,000	997
HSBC USA, Inc., 5.48%, 07/25/2025 (e) (n)		2,500	2,464
Macquarie Bank Ltd., 4.73%, 05/27/2025 (e) (n)		3,000	2,979
Standard Chartered Bank, 4.60%, 02/11/2026 (e) (n)		4,000	3,856
Westpac Securities NZ Ltd., 5.49%, 05/16/2025 (e) (n)		2,000	1,989

Total Commercial Papers			25,540

Foreign Government Securities — 4.1%
Canadian Treasury Bill, (Canada), 2.84%, 05/22/2025 (n)	CAD	20,855	14,438
France Treasury Bill, (France), Series 28W, Reg. S, 2.76%, 05/07/2025 (n)	EUR	13,530	14,597

Total Foreign Government Securities			29,035

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Repurchase Agreement — 0.9%
BNP Paribas SA, 4.45%, dated 03/31/2025 due 04/01/2025, repurchase price $5,900 collateralized by Mortgage-Backed Security, 3.00%, due 05/20/2025, with value of $6,868.		5,900	5,900

Time Deposits — 2.8%
Australia & New Zealand Banking Group Ltd., 3.68%, 04/01/2025		15,066	15,066
BNP Paribas SA,
1.56%, 04/01/2025	CAD	221	153
2.89%, 04/01/2025	AUD	67	42
Citibank NA,
1.35%, 04/01/2025	EUR	485	524
3.68%, 04/01/2025		268	268
Royal Bank of Canada, 3.42%, 04/01/2025	GBP	137	177
Sumitomo Mitsui Banking Corp., 0.11%, 04/01/2025	JPY	77	1
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025		3,373	3,373

Total Time Deposits			19,604

U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills,
4.01%, 03/19/2026 (n)		20,000	19,243
4.07%, 02/19/2026 (n)		13,000	12,543
4.14%, 01/22/2026 (n)		574	555
4.23%, 06/05/2025 (n) (ii)		122	121
4.24%, 04/17/2025 (n) (ii)		265	265
4.25%, 04/10/2025 (n)		43	43

Total U.S. Treasury Obligations			32,770

Total Short-Term Investments (Cost $157,050)			157,391

Total Investments — 101.6% (Cost - $709,123)*			710,228
Liabilities in Excess of Other Assets — (1.6)%			(10,889)

NET ASSETS — 100.0%			$699,339

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 10-Year Bond	17	06/2025	AUD	1,195	2
Long Gilt	22	06/2025	GBP	2,631	(25)
SOFR 3 Month	380	03/2026	USD	91,254	302
U.S. Treasury 5 Year Note	750	06/2025	USD	80,509	608

					887

Short Contracts
Canadian Government 10 Year Bond	(6)	06/2025	CAD	(513)	(4)
U.S. Treasury 2 Year Note	(524)	06/2025	USD	(108,075)	(483)
U.S. Treasury 5 Year Note	(224)	06/2025	USD	(24,049)	(178)
U.S. Treasury 10 Year Note	(88)	06/2025	USD	(9,671)	(116)
U.S. Treasury Ultra Bond	(32)	06/2025	USD	(3,831)	(81)
U.S. Ultra Treasury 10 Year Note	(11)	06/2025	USD	(1,242)	(14)

					(876)

Total unrealized appreciation (depreciation)					11

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	667	USD	415	Barclays Bank plc	04/02/2025	2
USD	52	AUD	82	Barclays Bank plc	04/02/2025	1
USD	2,130	CAD	3,031	Morgan Stanley & Co.	04/02/2025	23
EUR	104	USD	112	Morgan Stanley & Co.	04/02/2025	— (h)
USD	11,106	AUD	17,610	Deutsche Bank AG	05/02/2025	99
USD	1,900	CAD	2,727	Bank of America, NA	05/02/2025	2
USD	4,437	GBP	3,424	Barclays Bank plc	05/02/2025	14
USD	14,681	CAD	20,855	Goldman Sachs International	05/22/2025	153
USD	328	AUD	521	Goldman Sachs International	06/18/2025	2
USD	661	AUD	1,050	UBS AG LONDON	06/18/2025	5
USD	17,779	EUR	16,216	Citibank, NA	06/18/2025	167
USD	691	GBP	534	Nomura International plc	06/18/2025	1
USD	8,515	GBP	6,566	Nomura International plc	06/18/2025	34

Total unrealized appreciation						503

USD	11,317	AUD	18,195	Barclays Bank plc	04/02/2025	(53)
AUD	17,610	USD	11,103	Deutsche Bank AG	04/02/2025	(100)
CAD	2,731	USD	1,900	Bank of America, NA	04/02/2025	(2)
CAD	307	USD	214	Deutsche Bank AG	04/02/2025	— (h)
USD	35	EUR	32	Barclays Bank plc	04/02/2025	— (h)
USD	76	EUR	72	Deutsche Bank AG	04/02/2025	(2)
USD	4,317	GBP	3,424	Barclays Bank plc	04/02/2025	(106)
GBP	3,424	USD	4,437	Barclays Bank plc	04/02/2025	(14)
USD	112	EUR	104	Morgan Stanley & Co.	05/02/2025	— (h)
USD	14,438	EUR	13,530	Citibank, NA	05/07/2025	(220)

Total unrealized depreciation						(497)

Net unrealized appreciation (depreciation)						6

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
SONIA Interest Rate Benchmark	3.50% annually	Pay	03/19/2030	GBP	2,050	(58)	(1)	(59)
United States SOFR	3.86% annually	Receive	02/28/2029	USD	5,200	—	(35)	(35)
United States SOFR	4.05% annually	Receive	08/31/2029	USD	9,000	—	(147)	(147)
United States SOFR	4.10% annually	Receive	08/31/2029	USD	27,070	(411)	(80)	(491)
United States SOFR	3.73% annually	Receive	08/31/2029	USD	4,600	—	(18)	(18)
United States SOFR	3.74% annually	Receive	08/31/2029	USD	4,700	—	(19)	(19)
United States SOFR	3.76% annually	Receive	08/31/2029	USD	3,200	—	(16)	(16)
United States SOFR	3.75% annually	Receive	08/31/2029	USD	8,100	—	(36)	(36)
United States SOFR	3.74% annually	Receive	08/31/2029	USD	17,400	—	(73)	(73)

Total						(469)	(425)	(894)

(a)	Value of floating rate index as of March 31, 2025 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	4.46%
United States SOFR	4.41%

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.44	1.00	Quarterly	06/20/2030	0.62	USD	600	12	(1)	11

Total							12	(1)	11

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2025.
TBA	—	To Be Announced
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of March 31, 2025.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(ii)	—	Approximately $279 of these investments are restricted as collateral for foreign currency exchange contracts to Barclays Bank PLC and Morgan Stanley & Co. International PLC.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 8.1%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,198
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	2,039
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		552	553
BMW Canada Auto Trust, (Canada), Series 2024-1A, Class A1, 5.03%, 04/20/2026 (e)	CAD	96	67
BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (e)		1,500	1,517
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A, 3.49%, 05/15/2027		500	499
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 5.18%, 07/15/2028 (e) (aa)		1,500	1,502
CarMax Auto Owner Trust,
Series 2023-3, Class A2A, 5.72%, 11/16/2026		148	148
Series 2023-4, Class A2A, 6.08%, 12/15/2026		329	330
Series 2023-4, Class A3, 6.00%, 07/17/2028		2,400	2,441
Series 2024-1, Class A2A, 5.30%, 03/15/2027		984	985
Series 2024-2, Class A2A, 5.65%, 05/17/2027		693	695
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	505
Carvana Auto Receivables Trust,
Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		31	31
Series 2024-P3, Class A2, 4.61%, 11/10/2027		737	737
Series 2024-P4, Class A3, 4.64%, 01/10/2030		500	501
Citibank Credit Card Issuance Trust,
Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 5.20%, 05/14/2029 (aa)		2,000	2,017
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 5.04%, 08/07/2027 (aa)		1,000	1,002
Series 2023-A1, Class A1, 5.23%, 12/08/2027		2,300	2,310
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		2,007	2,022
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027		191	191
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		2,000	2,002
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)		1,200	1,202
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		623	551
Enterprise Fleet Financing LLC,
Series 2022-1, Class A2, 3.03%, 01/20/2028 (e)		37	38
Series 2024-4, Class A2, 4.69%, 07/20/2027 (e)		300	300
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	2,300	1,614
Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 4.75%, 02/15/2027 (aa)		787	786
Ford Credit Auto Owner Trust,
Series 2024-B, Class A2A, 5.40%, 04/15/2027		1,193	1,198
Series 2024-C, Class A2A, 4.32%, 08/15/2027		2,000	1,997
GM Financial Automobile Leasing Trust,
Series 2023-3, Class A3, 5.38%, 11/20/2026		2,673	2,680
Series 2024-3, Class A2A, 4.29%, 01/20/2027		1,700	1,697
Series 2025-1, Class A2A, 4.54%, 05/20/2027		2,300	2,303
GM Financial Consumer Automobile Receivables Trust,
Series 2023-4, Class A2A, 5.89%, 11/16/2026		212	213
Series 2024-4, Class A2A, 4.53%, 10/18/2027		1,000	1,000
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)		1,100	1,111
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,600	1,530
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	957
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)		500	500

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Harley-Davidson Motorcycle Trust,
Series 2024-A, Class A2, 5.65%, 02/16/2027		516	517
Series 2024-B, Class A2, 4.62%, 08/16/2027		1,979	1,980
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		2,000	2,012
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48%, 04/17/2028		1,300	1,310
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		99	99
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	601
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	546	382
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		956	956
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		780	780
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 5.15%, 12/15/2059 (aa)		261	261
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 5.33%, 11/15/2068 (e) (aa)		627	626
Nelnet Student Loan Trust, Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 5.35%, 06/27/2067 (e) (aa)		533	533
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		600	605
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.80%, 11/15/2027 (aa)		1,200	1,199
Oscar US Funding XV LLC, (Japan), Series 2023-1A, Class A3, 5.81%, 12/10/2027 (e)		1,000	1,008
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		992	990
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.23%, 07/25/2035 (aa)		76	75
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)		1,000	1,003
PRET LLC, Series 2021-NPL3, Class A1, SUB, 4.87%, 07/25/2051 (e)		517	517
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		1,000	1,009
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		900	900
SMB Private Education Loan Trust,
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		291	272
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 6.20%, 05/16/2050 (e) (aa)		236	239
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		134	136
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,013
Tesla Auto Lease Trust, Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)		668	669
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)		600	601
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 5.13%, 11/20/2061 (e) (aa)		80	80
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,790
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		553	551
Series 2023-A, Class A3, 4.63%, 09/15/2027		158	158
Series 2023-C, Class A2A, 5.60%, 08/17/2026		74	74
Toyota Lease Owner Trust,
Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		100	100
Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)		2,600	2,605
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 5.19%, 08/26/2028 (e) (aa)		2,000	2,004

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028		2,000	2,007
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 5.01%, 08/20/2030 (aa)		1,100	1,103
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		23	23
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026		113	113
Series 2023-2, Class A2A, 5.72%, 03/22/2027		919	922
World Omni Auto Receivables Trust, Series 2024-B, Class A2A, 5.48%, 09/15/2027		354	355

Total Asset-Backed Securities (Cost $75,130)			75,147

Certificates of Deposit — 0.3%
Financial — 0.3%
Banks — 0.3%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 4.97%, 09/14/2026 (aa)	AUD	600	376
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 5.04%, 02/17/2026 (aa)	AUD	1,700	1,066
Sumitomo Mitsui Banking Corp., (Japan), (BBSW ASX Australian 3 Month + 1.10%), 5.31%, 11/07/2025 (aa)	AUD	2,400	1,506

Total Financial			2,948

Total Certificates of Deposit (Cost $3,043)			2,948

Collateralized Mortgage Obligations — 5.0%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.38%, 12/28/2049 (e) (aa)	GBP	888	1,150
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.38%, 08/20/2045 (aa)	GBP	275	356
CSMC Trust, Series 2021-RPL4, Class A1, 4.10%, 12/27/2060 (e) (z)		250	249
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.23%, 04/15/2049 (aa)		412	413
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.49%, 12/25/2054 (aa)		821	825
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.49%, 01/25/2055 (aa)		776	779
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 5.54%, 02/25/2055 (aa)		486	489
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 5.34%, 02/25/2055 (aa)		865	868
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 5.34%, 02/25/2055 (aa)		881	885
Series 5516, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.24%, 03/25/2055 (aa)		1,876	1,876
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 5.29%, 03/25/2055 (aa)		2,278	2,257

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 5.29%, 03/25/2055 (aa)	885	887
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.17%, 04/25/2055 (aa)	1,900	1,894
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.30%, 04/25/2055 (aa)	1,900	1,900
FNMA REMICS,
Series 2018-82, Class W, 6.77%, 11/25/2058 (z)	200	206
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.24%, 05/25/2050 (aa)	1,176	1,172
Series 2022-8, Class D, 2.00%, 08/25/2038	1,029	955
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.13%, 01/25/2051 (aa)	807	806
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 5.44%, 12/25/2054 (aa)	479	480
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 5.44%, 06/25/2054 (aa)	857	859
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 5.44%, 01/25/2055 (aa)	884	886
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.49%, 01/25/2055 (aa)	1,072	1,077
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 5.39%, 01/25/2055 (aa)	1,072	1,074
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.54%, 02/25/2055 (aa)	390	392
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.59%, 02/25/2055 (aa)	583	587
Series 2025-16, Class FN, (United States 30 Day Average SOFR + 0.95%), 5.29%, 01/25/2055 (aa)	992	994
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 5.29%, 11/25/2053 (aa)	888	890
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 5.24%, 09/25/2054 (aa)	6,444	6,441
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 5.07%, 12/20/2064 (aa)	676	675
Series 2017-121, Class PE, 3.00%, 07/20/2046	107	105
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 5.45%, 01/20/2067 (aa)	758	761
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.77%, 08/20/2065 (aa)	218	217
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.86%, 05/20/2044 (aa)	294	288
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.84%, 06/20/2071 (aa)	1,439	1,467
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	782	699
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.69%, 01/20/2072 (aa)	783	765
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.24%, 01/20/2073 (aa)	393	394

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 5.34%, 05/20/2073 (aa)		1,938	1,961
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.64%, 09/20/2073 (aa)		1,213	1,204
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.44%, 11/20/2073 (aa)		490	500
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.24%, 01/20/2074 (aa)		979	987
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.27%, 01/20/2074 (aa)		1,157	1,169
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		181	169
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 4.75%, 07/25/2061 (e)		1,030	1,027
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		303	274
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		82	80
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		198	187
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		293	278
Progress Trust, (Australia), Series 2020-1, Class A, (BBSW ASX Australian 1 Month + 1.00%), 5.09%, 01/21/2051 (aa)	AUD	390	244
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		137	131
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		187	173
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 5.47%, 07/20/2053 (e) (aa)	GBP	907	1,174
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.43%, 05/25/2058 (e) (aa)		164	168
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.79%, 02/09/2053 (aa)	AUD	311	194

Total Collateralized Mortgage Obligations (Cost $47,198)			46,938

Commercial Mortgage-Backed Securities — 0.5%
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 5.51%, 11/17/2038 (e) (aa)		45	44
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 5.60%, 01/20/2037 (e) (aa)		480	477
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 6.45%, 08/19/2038 (e) (aa)		590	590
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.68%, 09/15/2036 (e) (aa)		500	477
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		113	113
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 5.61%, 10/15/2036 (e) (aa)		900	895
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 5.39%, 12/15/2034 (e) (aa)		900	895
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 5.43%, 05/15/2036 (e) (aa)		700	472

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 5.73%, 11/17/2030 (e) (aa)	GBP	800	1,033
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 5.13%, 10/15/2038 (e) (aa)		100	99

Total Commercial Mortgage-Backed Securities (Cost $5,378)			5,095

Corporate Bonds — 11.9%
Communications — 0.4%
Internet — 0.1%
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		500	491
7.50%, 09/15/2027 (e)		500	506

			997

Telecommunications — 0.3%
Ooredoo International Finance Ltd., (Bermuda), 5.00%, 10/19/2025 (e)		1,100	1,103
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	620
T-Mobile USA, Inc., 3.50%, 04/15/2025		1,000	999

			2,722

Total Communications			3,719

Consumer Cyclical — 1.5%
Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	900	1,141

Auto Manufacturers — 1.3%
BMW US Capital LLC,
(United States SOFR + 0.78%), 5.14%, 03/19/2027 (e) (aa)		200	200
(SOFR Compounded Index + 0.80%), 5.16%, 08/13/2026 (e) (aa)		2,200	2,201
(SOFR Compounded Index + 0.92%), 5.28%, 03/21/2028 (e) (aa)		300	300
Ford Motor Credit Co. LLC,
4.13%, 08/04/2025		300	299
(United States SOFR + 2.95%), 7.31%, 03/06/2026 (aa)		300	304
Hyundai Capital America,
(United States SOFR + 1.15%), 5.51%, 08/04/2025 (e) (aa)		200	200
Reg. S, (United States SOFR + 1.50%), 5.85%, 01/08/2027 (aa)		2,235	2,259
Mercedes-Benz Finance North America LLC, (United States SOFR + 0.63%), 4.99%, 07/31/2026 (e) (aa)		1,800	1,801
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)		1,000	949
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		700	692
Volkswagen Group of America Finance LLC, 4.90%, 08/14/2026 (e)		1,000	1,001
(United States SOFR + 0.83%), 5.19%, 03/20/2026 (e) (aa)		600	601
(United States SOFR + 0.93%), 5.29%, 09/12/2025 (e) (aa)		1,500	1,502
(United States SOFR + 1.06%), 5.42%, 08/14/2026 (e) (aa)		200	200

			12,509

Leisure Time — 0.1%
Harley-Davidson Financial Services, Inc., Reg. S, 3.35%, 06/08/2025		500	498

Total Consumer Cyclical			14,148

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Consumer Non-cyclical — 0.4%
Agriculture — 0.1%
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026		500	486

Biotechnology — 0.0% (g)
Illumina, Inc., 5.80%, 12/12/2025		400	403

Food — 0.0% (g)
Woolworths Group Ltd., (Australia), Reg. S, 1.85%, 05/20/2025	AUD	600	373

Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		2,500	2,488

Total Consumer Non-cyclical			3,750

Energy — 0.2%
Pipelines — 0.2%
ONEOK, Inc.,
2.20%, 09/15/2025		400	396
5.85%, 01/15/2026		700	705

Total Energy			1,101

Financial — 7.7%
Banks — 7.0%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 5.36%, 12/03/2028 (e) (aa)		300	300
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,200	2,222
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.47%, 07/15/2028 (aa)		400	402
Bank of America Corp., (United States SOFR + 1.01%), 5.37%, 10/24/2026 (aa)		1,000	981
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 5.24%, 09/10/2027 (aa)		400	401
Bank of Queensland Ltd., (Australia),
Reg. S, (BBSW ASX Australian 3 Month + 1.07%), 5.25%, 05/14/2025 (aa)	AUD	1,300	813
(BBSW ASX Australian 3 Month + 1.10%), 5.39%, 10/29/2025 (aa)	AUD	1,000	627
Banque Federative du Credit Mutuel SA, (France), 5.90%, 07/13/2026 (e)		1,500	1,524
Barclays plc, (United Kingdom), (CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,157	1,173
BNP Paribas SA, (France), (United States SOFR + 2.07%), 6.43%, 06/09/2026 (e) (aa)		1,200	1,194
BPCE SA, (France),
(United States SOFR + 1.52%), 5.88%, 10/06/2026 (e) (aa)		300	295
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 5.48%, 09/29/2025 (aa)	AUD	700	439
Reg. S, (BBSW ASX Australian 3 Month + 1.60%), 5.72%, 06/05/2025 (aa)	AUD	1,200	751
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		2,000	2,018
Canadian Imperial Bank of Commerce, (Canada),
4.88%, 01/14/2030 (e)		1,100	1,125
(United States SOFR + 0.72%), 5.07%, 01/13/2028 (aa)		1,600	1,599
Citibank NA, (SOFR Compounded Index + 1.06%), 5.42%, 12/04/2026 (aa)		1,200	1,210
Citigroup, Inc., (United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		1,500	1,499
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,400	2,294
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 5.23%, 03/11/2027 (e) (aa)		1,700	1,707

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (United States SOFR + 0.87%), 5.23%, 03/11/2027 (aa)		500	502
DBS Group Holdings Ltd., (Singapore), (United States SOFR + 0.60%), 4.96%, 03/21/2028 (e) (aa)		900	901
Deutsche Bank AG, (Germany),
(United States SOFR + 1.87%), 6.23%, 11/24/2026 (aa) (f)		1,736	1,705
(United States SOFR + 1.22%), 5.58%, 11/16/2027 (aa)		700	702
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		1,200	1,233
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		700	704
Goldman Sachs Bank USA, (United States SOFR + 0.75%), 5.11%, 05/21/2027 (aa)		702	704
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.79%), 5.15%, 12/09/2026 (aa)		400	401
(CME Term SOFR 3 Month + 1.43%), 5.75%, 05/15/2026 (aa)		1,000	1,001
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.93%), 6.29%, 06/04/2026 (aa)		900	895
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		900	898
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		1,000	1,016
(United States SOFR + 3.03%), 7.34%, 11/03/2026 (aa)		1,000	1,015
ING Bank Australia Ltd., (Australia), (BBSW ASX Australian 3 Month + 0.98%), 5.09%, 12/08/2025 (aa)	AUD	900	565
ING Groep NV, (Netherlands),
(CMT Index 1 Year + 1.10%), 1.40%, 07/01/2026 (e) (aa)		300	298
(SOFR Compounded Index + 1.01%), 5.37%, 04/01/2027 (aa)		500	502
Mitsubishi UFJ Financial Group, Inc., (Japan), (United States SOFR + 1.44%), 5.79%, 04/17/2026 (aa)		500	500
Morgan Stanley Bank NA, (United States SOFR + 0.69%), 5.04%, 10/15/2027 (aa)		2,800	2,805
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 5.26%, 03/25/2027 (aa)		1,200	1,203
(SOFR Compounded Index + 1.03%), 5.39%, 07/02/2027 (aa)		1,100	1,106
NatWest Markets plc, (United Kingdom), (United States SOFR + 0.90%), 5.26%, 05/17/2027 (e) (aa)		1,300	1,305
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 5.10%, 03/19/2027 (e) (aa)		1,200	1,205
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.78%), 4.95%, 05/18/2026 (aa)	AUD	1,000	627
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,300	2,301
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.79%), 5.15%, 07/23/2027 (aa)		300	301
(SOFR Compounded Index + 0.82%), 5.18%, 03/27/2028 (aa)		2,300	2,300
Santander Holdings USA, Inc., 3.45%, 06/02/2025		1,500	1,496
Shinhan Bank Co. Ltd., (South Korea), Reg. S, (BBSW ASX Australian 3 Month + 1.95%), 6.12%, 11/16/2025 (aa)	AUD	3,500	2,206
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.65%, 07/13/2026 (aa)		700	707
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 5.51%, 09/14/2026 (e) (aa)		200	202
Reg. S, (United States SOFR + 1.15%), 5.51%, 09/14/2026 (aa)		1,600	1,615

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.57%, 03/04/2026 (aa)	AUD	600	375
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,900	2,967
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.62%, 02/26/2026 (aa)	AUD	1,300	812
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.13%, 07/30/2025 (aa)	AUD	2,200	1,376
United Overseas Bank Ltd., (Singapore), (SOFR Compounded Index + 0.58%), 4.94%, 04/02/2028 (e) (w) (aa)		1,200	1,199
Wells Fargo & Co.,
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		1,000	999
(United States SOFR + 0.78%), 5.14%, 01/24/2028 (aa)		500	502
(United States SOFR + 1.32%), 5.68%, 04/25/2026 (aa)		1,200	1,201

			64,926

Diversified Financial Services — 0.7%
Aircastle Ltd., (Bermuda), 5.25%, 08/11/2025 (e)		979	979
American Express Co., (SOFR Compounded Index + 0.97%), 5.33%, 07/28/2027 (aa)		1,200	1,207
Aviation Capital Group LLC, 4.88%, 10/01/2025 (e)		1,400	1,399
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)		570	570
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,282

			6,437

Insurance — 0.0% (g)
Athene Global Funding, (SOFR Compounded Index + 0.85%), 5.21%, 05/08/2026 (e) (aa)		300	301

Total Financial			71,664

Industrial — 0.8%
Aerospace/Defense — 0.1%
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		500	497

Electronics — 0.1%
Flex Ltd., (Singapore), 4.75%, 06/15/2025		1,200	1,199

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,077

Miscellaneous Manufacturers — 0.0% (g)
Incitec Pivot Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	800	497

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		977	975

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025		2,300	2,298

Total Industrial			7,543

Utilities — 0.9%
Electric — 0.9%
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		1,000	1,005
Edison International, 4.70%, 08/15/2025		200	200

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Electric — continued
Electricite de France SA, (France), 3.63%, 10/13/2025 (e)	1,000	993
Enel Finance International NV, (Netherlands), 4.50%, 06/15/2025 (e)	300	300
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	600	602
Pacific Gas and Electric Co.,
3.15%, 01/01/2026	1,350	1,332
3.45%, 07/01/2025	1,600	1,594
Southern California Edison Co., 4.90%, 06/01/2026	1,100	1,100
Series 20C, 1.20%, 02/01/2026	1,300	1,261

Total Utilities		8,387

Total Corporate Bonds (Cost $110,722)		110,312

Foreign Government Securities — 0.7%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026	800	803
Korea Development Bank (The), (South Korea), (United States SOFR + 0.76%), 5.12%, 02/03/2030 (aa)	3,000	3,005
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e)	2,300	2,328

Total Foreign Government Securities (Cost $6,084)		6,136

Mortgage-Backed Securities — 0.7%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 05/01/2055 (w)	5,000	4,985
FNMA Pool, 2.80%, 06/01/2025	1,748	1,738

Total Mortgage-Backed Securities (Cost $6,725)		6,723

Municipal Bonds — 65.9% (t)
Alabama — 0.1%
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026	1,250	1,283

Alaska — 0.2%
State of Alaska,
Series B, GO, 5.00%, 08/01/2026	690	710
Series B, GO, 5.00%, 08/01/2027	750	788

		1,498

Arizona — 1.2%
Arizona Board of Regents, Series A, Rev., VRDO, 2.85%, 04/07/2025 (z)	11,595	11,595

California — 2.0%
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 3.70%, 07/01/2043 (e) (z)	4,000	3,998
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025	2,475	2,480
Los Angeles Department of Water & Power, Series A, Rev., 5.00%, 07/01/2027	8,415	8,750
San Francisco City & County Airport Commission International Airport, Revenue Refunding, Second Series, Series A, Rev., AMT, 5.00%, 05/01/2025	3,000	3,004

		18,232

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — 0.2%
City & County of Denver Airport System Revenue, Series D, Rev., AMT, 5.25%, 11/15/2027	1,500	1,572

Connecticut — 2.0%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 2.83%, 04/07/2025 (z)	5,680	5,680
Connecticut State Health & Educational Facilities Authority, Yale University,
Series A, Rev., VRDO, 3.25%, 04/01/2025 (z)	10,000	10,000
Series V1, Rev., VRDO, 3.25%, 04/01/2025 (z)	1,550	1,550
State of Connecticut Special Tax Revenue, Series D, Rev., 5.00%, 11/01/2025	1,250	1,266

		18,496

District of Columbia — 2.7%
District of Columbia,
Rev., VRDO, LOC: Wells Fargo Bank NA, 2.87%, 04/07/2025 (z)	2,325	2,325
Series A, GO, 5.00%, 08/01/2027	5,000	5,249
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2025	9,425	9,507
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,680
Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,878
Series B, Rev., 5.00%, 10/01/2025	1,030	1,041
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond,
Rev., 5.00%, 07/15/2025	1,250	1,257
Rev., 5.00%, 07/15/2026	1,250	1,285

		25,222

Florida — 6.7%
City of Jacksonville, Series B, Rev., 5.00%, 10/01/2025	1,250	1,263
City of Jacksonville FL, Series A, Rev., 5.00%, 10/01/2025	1,500	1,516
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,512
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 2.87%, 01/07/2025 (z)	2,800	2,800
Hillsborough County Industrial Development Authority, Baycare Health System, Rev., VRDO, LIQ: Royal Bank of Canada, 3.65%, 04/01/2025 (z)	7,500	7,500
Orlando Utilities Commission, Series 1, Rev., VRDO, 3.08%, 04/07/2025 (z)	29,060	29,060
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,283
State of Florida Lottery Revenue, Series A, Rev., 5.00%, 07/01/2027	4,895	5,133
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,011
The School Board of Miami-Dade County, Series A, COP, 5.00%, 05/01/2026	10,000	10,222

		62,300

Georgia — 0.9%
Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 06/01/2025	700	701
Municipal Electric Authority of Georgia, General Resolution Project, Rev., 5.00%, 01/01/2026	625	634
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 5.00%, 07/01/2025	550	553

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2026	4,000	4,057
Rev., 5.00%, 01/01/2027	1,000	1,033
Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.00%, 09/01/2025	1,020	1,029

		8,007

Guam — 0.1%
Guam Government Waterworks Authority,
Series A, Rev., 5.00%, 07/01/2025	350	351
Series A, Rev., 5.00%, 07/01/2026	350	358

		709

Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C, Rev., VRDO, LOC: U.S. Bank NA, 3.65%, 01/02/2025 (z)	4,500	4,500

Illinois — 4.3%
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2026	3,000	3,045
Chicago O’Hare International Airport, Senior Lien O’Hare International, Rev., AMT, 5.00%, 01/01/2026	3,500	3,549
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., 5.00%, 12/01/2027	2,250	2,356
City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B, Rev., 5.00%, 01/01/2026	1,300	1,320
Illinois Finance Authority, Rev., VRDO, LOC: Northern Trust Co., 2.90%, 04/07/2025 (z)	1,770	1,770
Metropolitan Water Reclamation District of Greater Chicago,
Series C, GO, 5.00%, 12/01/2027	12,940	13,661
Series D, GO, 5.00%, 12/01/2027	8,310	8,773
State of Illinois,
Series A, GO, 5.00%, 10/01/2025	2,465	2,488
Series D, GO, 5.00%, 07/01/2025	2,600	2,612

		39,574

Indiana — 1.1%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 3.60%, 04/01/2025 (z)	8,000	8,000
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2026	1,800	1,843

		9,843

Louisiana — 1.9%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	16,000	16,356
State of Louisiana, Series C, GO, 5.00%, 12/01/2026	1,340	1,388

		17,744

Maryland — 0.2%
County of Baltimore, Consolidated Public Improvement, Series A, GO, 5.00%, 07/01/2027	2,000	2,099

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — 1.0%
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 2.70%, 04/07/2025 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,078

		9,778

Michigan — 0.6%
Michigan State Building Authority, Facilities Program, Series II, Rev., 5.00%, 10/15/2025	5,500	5,564

Minnesota — 2.0%
City of Rochester MN,
Series A, Rev., VRDO, 2.85%, 04/07/2025 (z)	14,500	14,500
Series B, Rev., VRDO, 2.85%, 04/07/2025 (z)	3,900	3,900

		18,400

Mississippi — 0.1%
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2027	1,000	1,035

Missouri — 2.6%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	917
Curators of the University of Missouri (The), Rev., 5.00%, 11/01/2026	7,000	7,239
Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Rev., 5.00%, 01/01/2027	1,530	1,579
State of Missouri, Health & Educational Facilities Authority, Series F, Rev., VRDO, 3.60%, 04/01/2025 (z)	14,900	14,900

		24,635

Nebraska — 0.2%
Public Power Generation Agency, Whelan Energy Center Unit, Rev., 5.00%, 01/01/2027	2,000	2,071

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Rev., VRDO, LOC: TD Bank NA, 2.85%, 04/07/2025 (z)	1,575	1,575

New Jersey — 2.9%
Casino Reinvestment Development Authority, Inc.,
Series A, Rev., AGC, 5.00%, 11/01/2026	1,000	1,031
Series B, Rev., AGC, 5.00%, 11/01/2026	500	515
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	509
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 08/01/2027	2,000	2,090
New Jersey Educational Facilities Authority, Montclair State University,
Rev., AGM, 5.00%, 07/01/2025	1,690	1,699
Rev., AGM, 5.00%, 07/01/2026	1,000	1,026
New Jersey Health Care Facilities Financing Authority, Virtua Health, Series E, Rev., VRDO, LOC: TD Bank NA, 2.30%, 04/07/2025 (z)	7,000	7,000

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	582
New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 06/15/2025	2,025	2,032
State of New Jersey, GO, 5.00%, 06/01/2027	5,000	5,229
State of New Jersey, Covid 19 Go Emergency Bonds, GO, 5.00%, 06/01/2025	5,320	5,338

		27,051

New Mexico — 0.7%
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,807
University of New Mexico (The), Rev., VRDO, 2.90%, 04/07/2025 (z)	3,640	3,640

		6,447

New York — 10.9%
City of New York NY, Series B, GO, VRDO, 3.60%, 04/01/2025 (z)	3,500	3,500
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 3.09%, 04/07/2025 (z)	1,090	1,090
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 3.60%, 04/01/2025 (z)	10,000	10,000
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.69%, 04/01/2025 (z)	5,225	5,225
Rev., VRDO, 3.70%, 04/01/2025 (z)	14,825	14,825
Rev., VRDO, 3.77%, 04/01/2025 (z)	10,000	10,000
New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	20,850	21,985
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,090
New York State Housing Finance Agency, 8 East 102nd Street Housing A, Rev., VRDO, LOC: TD Bank NA, 2.80%, 04/07/2025 (z)	11,620	11,620
Port Authority of New York & New Jersey, Series 242, Rev., AMT, 5.00%, 12/01/2025	5,000	5,060
Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	10,000	10,548

		100,943

North Carolina — 1.2%
City of Raleigh NC, Rev., 5.00%, 10/01/2026	7,250	7,494
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Project Aero, Rev., AMT, 3.75%, 12/01/2027 (z)	4,000	4,006

		11,500

Ohio — 5.2%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 2.85%, 04/07/2025 (z)	1,400	1,400
County of Hamilton, TriHealth, Inc. Obligated Group, Rev., VRDO, 3.90%, 04/01/2025 (z)	9,620	9,620
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 3.60%, 04/01/2025 (z)	4,500	4,500
Ohio State University (The), Multiyear Debt Issuance,
Rev., VRDO, 2.80%, 04/07/2025 (z)	6,000	6,000
Rev., VRDO, 2.85%, 04/07/2025 (z)	11,600	11,600
State of Ohio, Rev., VRDO, 2.80%, 04/07/2025 (z)	14,000	14,000
State of Ohio, Mental Health Facilities Improvement, Rev., 5.00%, 02/01/2026	1,500	1,528

		48,648

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — 0.4%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., AGM, 5.00%, 01/01/2026	3,500	3,554

Pennsylvania — 3.2%
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,556
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 5.00%, 07/01/2026	9,755	9,974
City of Philadelphia Water & Wastewater Revenue,
Series B, Rev., AGM, 5.00%, 09/01/2026	2,550	2,630
Series C, Rev., 5.00%, 06/01/2025	1,355	1,359
Commonwealth of Pennsylvania, GO, 5.00%, 09/15/2026	2,000	2,064
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2025	5,565	5,599
Rev., 5.00%, 08/15/2026	5,000	5,116

		29,298

Texas — 2.3%
City of Houston TX Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 3.07%, 04/07/2025 (aa)	6,000	6,000
City of San Antonio, Tax Notes, GO, 5.00%, 02/01/2026	1,035	1,055
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc.,
Rev., PSF-GTD, 5.00%, 08/15/2025	1,385	1,395
Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,027
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2026	1,000	1,024
Mission Economic Development Corp., Republic Services, Rev., AMT, 3.70%, 01/01/2026 (z)	2,500	2,500
Mission Economic Development Corp., Waste Management, Inc. Project, Series B, Rev., AMT, 3.75%, 07/01/2040 (z)	4,250	4,249
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 5.00%, 01/01/2027	1,000	1,037
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025	3,000	3,008

		21,295

Utah — 0.7%
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,140
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	932

		6,072

Virginia — 1.6%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 2.77%, 04/07/2025 (z)	5,800	5,800
Series B, Rev., VRDO, 2.75%, 04/07/2025 (z)	8,135	8,135
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2027	800	827

		14,762

Washington — 5.4%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025	5,000	5,066
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 2.85%, 04/07/2025 (z)	13,160	13,160

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Port of Seattle WA, GO, 5.00%, 06/01/2027	7,300	7,641
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 08/01/2025	1,735	1,745
Port of Seattle, Intermediate Lien, Series B, Rev., AMT, 5.00%, 07/01/2027	7,000	7,269
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025	6,885	6,933
State of Washington, Series R-2023B, GO, 5.00%, 07/01/2027	8,000	8,388

		50,202

Wisconsin — 0.6%
Public Finance Authority, Kahala Nui Project,
Rev., 5.00%, 11/15/2026	275	282
Rev., 5.00%, 11/15/2027	285	295
State of Wisconsin, Series 2024-2, GO, 5.00%, 05/01/2027	5,000	5,231

		5,808

Total Municipal Bonds (Cost $611,095)		611,312

U.S. Government Agency Security — 0.3%
FHLMC, 4.88%, 09/27/2029 (Cost $2,291)	2,300	2,297

U.S. Treasury Obligation — 0.2%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (Cost $1,398)	1,397	1,438

Short-Term Investments — 6.0%
Commercial Papers — 1.3%
Broadcom, Inc., 4.59%, 05/08/2025 (e) (n)	800	796
Enbridge US, Inc., 4.66%, 04/25/2025 (e) (n)	400	399
Entergy Corp., 4.60%, 05/12/2025 (e) (n)	2,400	2,387
Equifax, Inc., 4.64%, 04/09/2025 (e) (n)	1,400	1,398
Global Payments, Inc., 5.02%, 04/21/2025 (n)	1,700	1,695
International Flavors & Fragrances, Inc., 4.96%, 04/16/2025 (e) (n)	2,700	2,695
Jones Lang LaSalle Finance BV, (Netherlands), 4.76%, 04/17/2025 (e) (n)	1,600	1,597
4.77%, 04/22/2025 (e) (n)	1,000	997

Total Commercial Papers		11,964

Municipal Bonds — 3.3% (t)
County of Los Angeles CA, Rev., TRAN, 5.00%, 06/30/2025	13,760	13,821
IPS Multi-School Building Corp., Sustainable Bond First Mortgage, Rev., 5.00%, 07/15/2025	1,050	1,056
Public Finance Authority, Kahala Nui Project, Rev., 5.00%, 11/15/2025	365	368
South Carolina Public Service Authority, Series B, Rev., 5.00%, 12/01/2025	7,500	7,603
The Monmouth County Improvement Authority, Governmental Pooled Loan Project Notes, Rev., CNTY GTD, 4.00%, 03/13/2026	8,000	8,081

Total Municipal Bonds		30,929

Repurchase Agreement — 0.8%
BofA Securities, Inc., 4.44%, dated 03/31/2025 due 04/01/2025, repurchase price $7,800 collateralized by U.S. Treasury Security, 1.13%, due 08/31/2028, with a value of $8,081	7,800	7,800

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — 0.5%
BNP Paribas SA,
1.56%, 04/01/2025	CAD	255	177
2.89%, 04/01/2025	AUD	81	51
Citibank NA,
1.35%, 04/01/2025	EUR	109	117
3.68%, 04/01/2025		3,879	3,879
Royal Bank of Canada, 3.42%, 04/01/2025	GBP	105	136
Sumitomo Mitsui Banking Corp., 0.11%, 04/01/2025	JPY	1,006	7
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025		446	446

Total Time Deposits			4,813

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills,
4.23%, 06/05/2025 (n) (ii)		214	214
4.24%, 05/29/2025 (n) (ii)		85	85
4.26%, 05/15/2025 (n) (ii)		133	133

Total U.S. Treasury Obligations			432

Total Short-Term Investments (Cost $55,947)			55,938

Total Investments — 99.6% (Cost - $925,011)*			924,284
Other Assets in Excess of Liabilities — 0.4%			3,326

NET ASSETS — 100.0%			$927,610

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 10-Year Bond	22	06/2025	AUD	1,547	1
Long Gilt	35	06/2025	GBP	4,186	(40)
SOFR 3 Month	438	03/2026	USD	105,203	328
U.S. Treasury 5 Year Note	970	06/2025	USD	104,129	782

					1,071

Short Contracts
Canadian Government 10 Year Bond	(7)	06/2025	CAD	(599)	(5)
U.S. Treasury 2 Year Note	(46)	06/2025	USD	(9,471)	(59)
U.S. Treasury 10 Year Note	(101)	06/2025	USD	(11,100)	(133)
U.S. Treasury Ultra Bond	(42)	06/2025	USD	(5,031)	(104)
U.S. Ultra Treasury 10 Year Note	(24)	06/2025	USD	(2,709)	(30)

					(331)

Total unrealized appreciation (depreciation)					740

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	737	USD	459	Barclays Bank plc	04/02/2025	2
USD	698	AUD	1,107	Barclays Bank plc	04/02/2025	7
USD	2,569	CAD	3,657	Morgan Stanley & Co.	04/02/2025	28
USD	73	EUR	67	Barclays Bank plc	04/02/2025	— (h)
EUR	145	USD	156	Morgan Stanley & Co.	04/02/2025	— (h)
USD	45	AUD	72	Barclays Bank plc	05/02/2025	— (h)
USD	13,715	AUD	21,747	Deutsche Bank AG	05/02/2025	123
USD	2,259	CAD	3,243	Bank of America, NA	05/02/2025	2
USD	5,107	GBP	3,942	Barclays Bank plc	05/02/2025	16

Total unrealized appreciation						178

USD	13,296	AUD	21,377	Barclays Bank plc	04/02/2025	(62)
AUD	21,747	USD	13,711	Deutsche Bank AG	04/02/2025	(123)
CAD	3,248	USD	2,259	Bank of America, NA	04/02/2025	(3)
CAD	418	USD	291	Deutsche Bank AG	04/02/2025	— (h)
USD	82	EUR	78	Deutsche Bank AG	04/02/2025	(2)
GBP	3,942	USD	5,108	Barclays Bank plc	04/02/2025	(16)
USD	4,871	GBP	3,864	Barclays Bank plc	04/02/2025	(120)
USD	100	GBP	78	Morgan Stanley & Co.	04/02/2025	— (h)
USD	157	EUR	145	Morgan Stanley & Co.	05/02/2025	— (h)

Total unrealized depreciation						(326)

Net unrealized appreciation (depreciation)						(148)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
SONIA Interest Rate Benchmark	3.50% annually	Pay	03/19/2030	GBP	2,420	(69)	(1)	(70)
United States SOFR	3.86% annually	Receive	02/28/2029	USD	6,000	—	(40)	(40)
United States SOFR	4.05% annually	Receive	08/31/2029	USD	9,700	—	(159)	(159)
United States SOFR	4.10% annually	Receive	08/31/2029	USD	34,970	(489)	(146)	(635)
United States SOFR	3.73% annually	Receive	08/31/2029	USD	6,600	—	(25)	(25)
United States SOFR	3.74% annually	Receive	08/31/2029	USD	6,700	—	(27)	(27)
United States SOFR	3.76% annually	Receive	08/31/2029	USD	4,800	—	(24)	(24)
United States SOFR	3.75% annually	Receive	08/31/2029	USD	9,100	—	(41)	(41)
United States SOFR	3.74% annually	Receive	08/31/2029	USD	19,800	—	(83)	(83)
United States SOFR	3.76% annually	Receive	08/31/2029	USD	4,300	—	(20)	(20)

Total						(558)	(566)	(1,124)

(a)	Value of floating rate index as of March 31, 2025 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	4.46%
United States SOFR	4.41%

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
CDX.NA.IG.43	1.00	Quarterly	12/20/2029	0.56	USD	900	21	(4)		17
CDX.NA.IG.44	1.00	Quarterly	06/20/2030	0.62	USD	300	6	(—	)(h)	6

Total							27	(4)		23

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

ASX	—	Australian Stock Exchange
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BBSW	—	Bank Bill Swap Rate
BAN	—	Bond Anticipation Note
CDX	—	Credit Default Swap Index
CMT	—	Constant Maturity Treasury
COP	—	Certificate of Participation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GNMA	—	Government National Mortgage Association
GTD	—	Guaranteed
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2025.
TBA	—	To Be Announced
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2025.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of March 31, 2025.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(ii)	—	Approximately $432 of these investments are restricted as collateral for forward foreign currency exchange contracts to Barclays Bank PLC and Morgan Stanley & Co. International PLC.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.7%
Basic Materials — 0.1%
Chemicals — 0.1%
Air Products & Chemicals, Inc.	4	1,155
Albemarle Corp.	2	116
CF Industries Holdings, Inc.	3	273
Dow, Inc.	15	528
DuPont de Nemours, Inc.	8	569
Eastman Chemical Co.	2	151
Ecolab, Inc.	4	1,028
International Flavors & Fragrances, Inc.	4	286
Linde plc	8	3,744
LyondellBasell Industries NV, Class A	6	440
PPG Industries, Inc.	4	386
RPM International, Inc.	1	147
Sherwin-Williams Co. (The)	4	1,326

		10,149

Forest Products & Paper — 0.0% (g)
International Paper Co.	10	548

Iron/Steel — 0.0% (g)
Nucor Corp.	4	541
Reliance, Inc.	1	179
Steel Dynamics, Inc.	2	277

		997

Mining — 0.0% (g)
Freeport-McMoRan, Inc.	21	814
Newmont Corp.	17	808

		1,622

Total Basic Materials		13,316

Communications — 20.3%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	9	237
Omnicom Group, Inc.	5	434
Trade Desk, Inc. (The), Class A (a)	1,500	82,082

		82,753

Internet — 17.9%
Airbnb, Inc., Class A (a)	207	24,691
Alphabet, Inc., Class A	3,133	484,502
Alphabet, Inc., Class C	2,670	417,198
Amazon.com, Inc. (a)	8,315	1,582,055
Booking Holdings, Inc.	16	72,955
CDW Corp.	53	8,514
DoorDash, Inc., Class A (a)	550	100,580
eBay, Inc.	419	28,399
Expedia Group, Inc.	59	9,930

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — continued
F5, Inc. (a)	23	6,229
Gen Digital, Inc.	241	6,396
GoDaddy, Inc., Class A (a)	43	7,680
MercadoLibre, Inc., (Uruguay) (a)	40	78,160
Meta Platforms, Inc., Class A	1,656	954,359
Netflix, Inc. (a)	119	110,842
Palo Alto Networks, Inc. (a)	289	49,330
Pinterest, Inc., Class A (a)	317	9,842
Reddit, Inc., Class A (a)	35	3,685
Robinhood Markets, Inc., Class A (a)	258	10,729
Roku, Inc., Class A (a)	2	152
Snap, Inc., Class A (a)	568	4,945
Uber Technologies, Inc. (a)	5,777	420,897
VeriSign, Inc. (a)	26	6,531
Zillow Group, Inc., Class C (a)	3	178

		4,398,779

Media — 0.1%
Charter Communications, Inc., Class A (a)	1	516
Comcast Corp., Class A	64	2,365
FactSet Research Systems, Inc.	14	6,267
Fox Corp., Class A	2	115
Fox Corp., Class B	8	436
Liberty Media Corp-Liberty Formula One, Class C (a)	4	351
News Corp., Class A	9	242
Walt Disney Co. (The)	33	3,219
Warner Bros Discovery, Inc. (a)	42	455

		13,966

Telecommunications — 2.0%
Arista Networks, Inc. (a)	429	33,209
AT&T, Inc.	119	3,371
Cisco Systems, Inc.	6,615	408,200
Corning, Inc.	324	14,820
Juniper Networks, Inc.	130	4,720
Motorola Solutions, Inc.	66	29,059
T-Mobile US, Inc.	9	2,278
Verizon Communications, Inc.	72	3,255

		498,912

Total Communications		4,994,410

Consumer Cyclical — 8.7%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	2	83
Southwest Airlines Co.	2	69
United Airlines Holdings, Inc. (a)	3	180

		332

Apparel — 0.0% (g)
Deckers Outdoor Corp. (a)	2	244
NIKE, Inc., Class B	20	1,253

		1,497

Auto Manufacturers — 0.9%
Cummins, Inc.	3	806

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Auto Manufacturers — continued
Ford Motor Co.	67		671
General Motors Co.	20		948
PACCAR, Inc.	10		999
Rivian Automotive, Inc., Class A (a)	11		138
Tesla, Inc. (a)	808		209,497

			213,059

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	4		226
Titan International, Inc. (a)	211		1,766

			1,992

Distribution/Wholesale — 0.0% (g)
Copart, Inc. (a)	13		729
Fastenal Co.	8		658
LKQ Corp.	4		158
Pool Corp.	—	(h)	121
Watsco, Inc.	1		284
WW Grainger, Inc.	1		662

			2,612

Entertainment — 0.0% (g)
DraftKings, Inc., Class A (a)	6		204
Flutter Entertainment plc (a)	3		604
Live Nation Entertainment, Inc. (a)	3		410

			1,218

Home Builders — 3.3%
DR Horton, Inc.	2,196		279,156
Lennar Corp., Class A	1,809		207,586
NVR, Inc. (a)	23		167,614
PulteGroup, Inc.	1,567		161,092

			815,448

Leisure Time — 0.2%
Carnival Corp. (a)	504		9,844
Norwegian Cruise Line Holdings Ltd. (a)	203		3,845
Royal Caribbean Cruises Ltd.	120		24,638

			38,327

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	116		26,488
Hyatt Hotels Corp., Class A	1		178
Las Vegas Sands Corp.	4		137
Marriott International, Inc., Class A	111		26,355
MGM Resorts International (a)	1		23
Wynn Resorts Ltd.	—	(h)	33

			53,214

Retail — 4.1%
AutoZone, Inc. (a)	—	(h)	995
Best Buy Co., Inc.	4		307
Burlington Stores, Inc. (a)	1		215
CarMax, Inc. (a)	4		300
Carvana Co., Class A (a)	2		411
Chipotle Mexican Grill, Inc., Class A (a)	22		1,107
Costco Wholesale Corp.	8		7,399

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Retail — continued
Darden Restaurants, Inc.	2		467
Dick’s Sporting Goods, Inc.	1		183
Dollar General Corp.	4		327
Dollar Tree, Inc. (a)	3		241
Domino’s Pizza, Inc.	—	(h)	168
Ferguson Enterprises, Inc.	3		540
Genuine Parts Co.	2		267
Home Depot, Inc. (The)	17		6,136
Lowe’s Cos., Inc.	9		2,166
Lululemon Athletica, Inc., (Canada) (a)	2		495
McDonald’s Corp.	12		3,722
O’Reilly Automotive, Inc. (a)	1		1,269
Ross Stores, Inc.	5		607
Starbucks Corp.	19		1,861
Target Corp.	8		867
TJX Cos., Inc. (The)	19		2,271
Tractor Supply Co.	8		457
Ulta Beauty, Inc. (a)	1		241
Walgreens Boots Alliance, Inc.	12		136
Walmart, Inc.	11,087		973,312
Williams-Sonoma, Inc.	2		318
Yum! Brands, Inc.	4		645

			1,007,430

Total Consumer Cyclical			2,135,129

Consumer Non-cyclical — 15.9%
Agriculture — 0.0% (g)
Altria Group, Inc.	27		1,646
Archer-Daniels-Midland Co.	9		430
Bunge Global SA	3		219
Philip Morris International, Inc.	26		4,186

			6,481

Beverages — 1.3%
Brown-Forman Corp., Class B	31		1,060
Coca-Cola Co. (The)	3,790		271,432
Constellation Brands, Inc., Class A	30		5,473
Keurig Dr Pepper, Inc.	224		7,660
Molson Coors Beverage Co., Class B	34		2,044
Monster Beverage Corp. (a)	134		7,819
PepsiCo., Inc.	255		38,200

			333,688

Biotechnology — 0.1%
Alnylam Pharmaceuticals, Inc. (a)	2		568
Amgen, Inc.	9		2,841
Biogen, Inc. (a)	2		334
BioMarin Pharmaceutical, Inc. (a)	3		208
Bio-Rad Laboratories, Inc., Class A (a)	12		2,811
Corteva, Inc.	11		719
Gilead Sciences, Inc.	21		2,385
Illumina, Inc. (a)	96		7,581
Incyte Corp. (a)	2		151
Moderna, Inc. (a)	5		148

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Biotechnology — continued
Regeneron Pharmaceuticals, Inc.	2	1,157
Royalty Pharma plc, Class A	5	147
United Therapeutics Corp. (a)	1	227
Vertex Pharmaceuticals, Inc. (a)	4	2,120

		21,397

Commercial Services — 0.7%
Automatic Data Processing, Inc.	7	2,231
Block, Inc., Class A (a)	235	12,752
Booz Allen Hamilton Holding Corp., Class A	2	213
Cintas Corp.	7	1,358
Corpay, Inc. (a)	24	8,453
Equifax, Inc.	3	775
Global Payments, Inc.	105	10,322
Moody’s Corp.	65	30,277
PayPal Holdings, Inc. (a)	428	27,914
Quanta Services, Inc.	3	654
Rollins, Inc.	6	308
S&P Global, Inc.	139	70,482
Toast, Inc., Class A (a)	155	5,133
TransUnion	3	284
U-Haul Holding Co., Class B	2	132
United Rentals, Inc.	1	740
Verisk Analytics, Inc., Class A	2	675

		172,703

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	12	1,123
Estee Lauder Cos., Inc. (The), Class A	4	245
Kenvue, Inc.	32	770
Procter & Gamble Co. (The)	666	113,506

		115,644

Food — 0.0% (g)
Albertsons Cos., Inc., Class A	7	164
Conagra Brands, Inc.	8	217
General Mills, Inc.	10	591
Hershey Co. (The)	2	412
Hormel Foods Corp.	5	153
J M Smucker Co. (The)	2	203
Kellanova	5	433
Kraft Heinz Co. (The)	19	568
Kroger Co. (The)	13	881
McCormick & Co., Inc.	4	320
Mondelez International, Inc., Class A	23	1,583
Sysco Corp.	9	649
The Campbell’s Company	3	107
Tyson Foods, Inc., Class A	6	399

		6,680

Healthcare - Products — 5.0%
Abbott Laboratories	30	3,955
Agilent Technologies, Inc.	173	20,218
Align Technology, Inc. (a)	1	144
Avantor, Inc. (a)	409	6,626

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Baxter International, Inc.	6	211
Bio-Techne Corp.	95	5,586
Boston Scientific Corp. (a)	4,264	430,190
Cooper Cos., Inc. (The) (a)	3	218
Danaher Corp.	2,470	506,254
Edwards Lifesciences Corp. (a)	10	696
Exact Sciences Corp. (a)	3	128
GE HealthCare Technologies, Inc.	7	594
Hologic, Inc. (a)	2	114
IDEXX Laboratories, Inc. (a)	1	495
Insulet Corp. (a)	1	260
Intuitive Surgical, Inc. (a)	6	2,929
Medtronic plc, (Ireland)	22	2,002
Natera, Inc. (a)	2	298
ResMed, Inc.	2	508
Revvity, Inc.	73	7,748
Solventum Corp. (a)	2	149
STERIS plc	1	278
Stryker Corp.	280	104,175
Thermo Fisher Scientific, Inc.	231	114,971
Waters Corp. (a)	36	13,162
West Pharmaceutical Services, Inc.	44	9,822
Zimmer Biomet Holdings, Inc.	2	276

		1,232,007

Healthcare - Services — 3.1%
Centene Corp. (a)	9	520
Cigna Group (The)	5	1,635
DaVita, Inc. (a)	1	97
Elevance Health, Inc.	4	1,714
HCA Healthcare, Inc.	3	1,149
Humana, Inc.	2	526
IQVIA Holdings, Inc. (a)	110	19,409
Labcorp Holdings, Inc.	1	339
Molina Healthcare, Inc. (a)	1	299
Quest Diagnostics, Inc.	2	335
UnitedHealth Group, Inc.	1,384	724,719
Universal Health Services, Inc., Class B	1	200

		750,942

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	2	314
Church & Dwight Co., Inc.	3	376
Clorox Co. (The)	2	228
Kimberly-Clark Corp.	5	744

		1,662

Pharmaceuticals — 5.2%
AbbVie, Inc.	30	6,246
Becton Dickinson & Co.	5	1,127
Bristol-Myers Squibb Co.	1,570	95,724
Cardinal Health, Inc.	4	521
Cencora, Inc.	3	841
CVS Health Corp.	23	1,536

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — continued
Dexcom, Inc. (a)	7	482
Eli Lilly & Co.	610	503,774
Johnson & Johnson	1,862	308,796
McKesson Corp.	2	1,427
Merck & Co., Inc.	1,956	175,615
Neurocrine Biosciences, Inc. (a)	2	177
Pfizer, Inc.	4,382	111,043
Viatris, Inc.	917	7,983
Zoetis, Inc., Class A	346	56,909

		1,272,201

Total Consumer Non-cyclical		3,913,405

Energy — 2.5%
Energy - Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	36	4,607

Oil & Gas — 1.9%
Chevron Corp.	569	95,180
ConocoPhillips	433	45,479
Coterra Energy, Inc.	246	7,096
Devon Energy Corp.	208	7,797
Diamondback Energy, Inc.	63	10,108
EOG Resources, Inc.	187	23,961
EQT Corp.	188	10,058
Expand Energy Corp.	70	7,739
Exxon Mobil Corp.	1,466	174,351
Hess Corp.	92	14,666
Marathon Petroleum Corp.	107	15,568
Occidental Petroleum Corp.	234	11,558
Ovintiv, Inc.	86	3,683
Phillips 66	137	16,966
Texas Pacific Land Corp.	6	8,577
Valero Energy Corp.	106	13,978

		466,765

Oil & Gas Services — 0.2%
Baker Hughes Co., Class A	330	14,514
Halliburton Co.	292	7,401
Schlumberger NV	472	19,744

		41,659

Pipelines — 0.4%
Cheniere Energy, Inc.	74	17,136
Kinder Morgan, Inc.	661	18,864
ONEOK, Inc.	206	20,404
Targa Resources Corp.	68	13,722
Williams Cos., Inc. (The)	404	24,135

		94,261

Total Energy		607,292

Financial — 19.4%
Banks — 7.3%
Bank of America Corp.	12,640	527,474
Bank of New York Mellon Corp. (The)	379	31,798
Citigroup, Inc.	878	62,305

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Citizens Financial Group, Inc.	384	15,720
Fifth Third Bancorp	462	18,124
First Citizens BancShares, Inc., Class A	8	15,558
Goldman Sachs Group, Inc. (The)	139	75,825
Huntington Bancshares, Inc.	1,099	16,489
KeyCorp.	864	13,814
M&T Bank Corp.	114	20,432
Morgan Stanley	543	63,381
Northern Trust Corp.	96	9,518
PNC Financial Services Group, Inc. (The)	203	35,753
Regions Financial Corp.	719	15,623
State Street Corp.	192	17,184
Truist Financial Corp.	715	29,426
US Bancorp	806	34,050
Wells Fargo & Co.	11,173	802,103

		1,804,577

Diversified Financial Services — 4.7%
Ally Financial, Inc.	123	4,494
American Express Co.	254	68,324
Ameriprise Financial, Inc.	38	18,388
Apollo Global Management, Inc.	1,653	226,344
Ares Management Corp., Class A	72	10,552
Blackrock, Inc.	65	61,728
Capital One Financial Corp.	195	34,962
Cboe Global Markets, Inc.	40	9,025
Charles Schwab Corp. (The)	695	54,381
CME Group, Inc., Class A	169	44,945
Coinbase Global, Inc., Class A (a)	78	13,434
Discover Financial Services	153	26,132
Franklin Resources, Inc.	109	2,097
Interactive Brokers Group, Inc., Class A	40	6,642
Intercontinental Exchange, Inc.	258	44,575
LPL Financial Holdings, Inc.	30	9,951
Mastercard, Inc., Class A	344	188,293
Nasdaq, Inc.	183	13,868
Raymond James Financial, Inc.	99	13,813
SEI Investments Co.	36	2,827
Synchrony Financial	261	13,820
T Rowe Price Group, Inc.	104	9,511
Tradeweb Markets, Inc., Class A	45	6,657
Visa, Inc., Class A	705	247,188

		1,131,951

Insurance — 5.2%
Aflac, Inc.	290	32,234
Allstate Corp. (The)	125	25,878
American Financial Group, Inc.	22	2,902
American International Group, Inc.	345	29,995
Aon plc, (United Kingdom), Class A	76	30,444
Arch Capital Group Ltd., (Bermuda)	160	15,411
Arthur J Gallagher & Co.	98	33,794
Assurant, Inc.	33	6,979

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Berkshire Hathaway, Inc., Class B (a)	552	293,970
Brown & Brown, Inc.	90	11,171
Chubb Ltd., (Switzerland)	183	55,369
Cincinnati Financial Corp.	62	9,191
Equitable Holdings, Inc.	115	5,994
Erie Indemnity Co., Class A	8	3,393
Everest Group Ltd., (Bermuda)	18	6,373
Fidelity National Financial, Inc.	112	7,275
Hartford Insurance Group, Inc. (The)	188	23,252
Loews Corp.	100	9,183
Markel Group, Inc. (a)	5	9,855
Marsh & McLennan Cos., Inc.	194	47,353
MetLife, Inc.	332	26,654
Principal Financial Group, Inc.	107	9,002
Progressive Corp. (The)	1,778	503,288
Prudential Financial, Inc.	212	23,643
Travelers Cos., Inc. (The)	97	25,632
Willis Towers Watson plc, (United Kingdom)	38	12,850
WR Berkley Corp.	123	8,787

		1,269,872

Private Equity — 0.3%
Blackstone, Inc.	308	43,075
Carlyle Group, Inc. (The)	78	3,402
KKR & Co., Inc.	255	29,458

		75,935

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	5	713
CoStar Group, Inc. (a)	6	460

		1,173

REITS — 1.9%
Alexandria Real Estate Equities, Inc.	3	304
American Homes 4 Rent, Class A	4	159
American Tower Corp.	2,098	456,602
Annaly Capital Management, Inc.	186	3,770
AvalonBay Communities, Inc.	2	509
BXP, Inc.	2	128
Camden Property Trust	2	196
Crown Castle, Inc.	7	710
Digital Realty Trust, Inc.	6	865
Equinix, Inc.	2	1,334
Equity LifeStyle Properties, Inc.	2	114
Equity Residential	6	428
Essex Property Trust, Inc.	1	285
Extra Space Storage, Inc.	4	548
Gaming and Leisure Properties, Inc.	2	105
Healthpeak Properties, Inc.	12	242
Host Hotels & Resorts, Inc.	12	166
Invitation Homes, Inc.	9	297
Iron Mountain, Inc.	5	394
Kimco Realty Corp.	10	206
Mid-America Apartment Communities, Inc.	2	315

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
REITS — continued
Prologis, Inc.	16		1,833
Public Storage	3		780
Realty Income Corp.	18		1,036
Regency Centers Corp.	2		180
SBA Communications Corp., Class A	1		256
Simon Property Group, Inc.	6		935
Sun Communities, Inc.	2		252
UDR, Inc.	4		160
Ventas, Inc.	7		486
VICI Properties, Inc., Class A	23		744
Welltower, Inc.	11		1,744
Weyerhaeuser Co.	12		345
WP Carey, Inc.	4		246

			476,674

Total Financial			4,760,182

Industrial — 5.3%
Aerospace/Defense — 0.1%
Boeing Co. (The) (a)	13		2,140
General Dynamics Corp.	5		1,241
General Electric Co.	19		3,724
HEICO Corp.	1		288
HEICO Corp., Class A	1		148
Howmet Aerospace, Inc.	6		838
L3Harris Technologies, Inc.	3		721
Lockheed Martin Corp.	4		1,599
Northrop Grumman Corp.	2		1,202
RTX Corp.	24		3,151
TransDigm Group, Inc.	1		1,221

			16,273

Building Materials — 0.0% (g)
Builders FirstSource, Inc. (a)	2		240
Carrier Global Corp.	14		868
CRH plc	14		1,224
Fortune Brands Innovations, Inc.	1		88
Johnson Controls International plc	12		982
Lennox International, Inc.	—	(h)	276
Martin Marietta Materials, Inc.	1		550
Masco Corp.	3		183
Owens Corning	2		229
Trane Technologies plc, (Ireland)	4		1,355
Vulcan Materials Co.	2		581

			6,576

Electrical Components & Equipment — 0.0% (g)
AMETEK, Inc.	4		646
Eaton Corp. plc	7		1,867
Emerson Electric Co.	10		1,112

			3,625

Electronics — 2.6%
Allegion plc, (Ireland)	1		93
Amphenol Corp., Class A	481		31,563
Fortive Corp.	7		480

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — continued
Garmin Ltd., (Switzerland)	2	524
Honeywell International, Inc.	2,527	535,143
Hubbell, Inc., Class B	1	240
Jabil, Inc.	45	6,088
Keysight Technologies, Inc. (a)	68	10,258
Mettler-Toledo International, Inc. (a)	13	14,951
TE Connectivity plc, (Ireland)	119	16,879
Trimble, Inc. (a)	97	6,380

		622,599

Engineering & Construction — 0.0% (g)
AECOM	2	212
EMCOR Group, Inc.	1	303
Jacobs Solutions, Inc.	3	315

		830

Environmental Control — 0.0% (g)
Pentair plc, (United Kingdom)	3	263
Republic Services, Inc., Class A	5	1,216
Veralto Corp.	4	418
Waste Connections, Inc., (Canada)	6	1,146
Waste Management, Inc.	8	1,846

		4,889

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	1	312
Stanley Black & Decker, Inc.	3	267

		579

Machinery - Construction & Mining — 0.0% (g)
Caterpillar, Inc.	9	2,829
GE Vernova, Inc.	5	1,422
Vertiv Holdings Co., Class A	6	426

		4,677

Machinery - Diversified — 2.5%
AGCO Corp.	264	24,480
Alamo Group, Inc.	43	7,614
CNH Industrial NV, (United Kingdom)	3,660	44,949
Deere & Co.	1,083	508,284
Dover Corp.	2	417
Graco, Inc.	2	141
IDEX Corp.	1	187
Ingersoll Rand, Inc.	7	589
Lindsay Corp.	45	5,731
Nordson Corp.	1	135
Otis Worldwide Corp.	6	623
Rockwell Automation, Inc.	2	468
Toro Co. (The)	422	30,681
Westinghouse Air Brake Technologies Corp.	4	647
Xylem, Inc.	4	514

		625,460

Miscellaneous Manufacturers — 0.1%
3M Co.	10	1,405
AO Smith Corp.	1	49

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Miscellaneous Manufacturers — continued
Axon Enterprise, Inc. (a)	1	636
Carlisle Cos., Inc.	1	204
Illinois Tool Works, Inc.	5	1,152
Parker-Hannifin Corp.	2	1,380
Teledyne Technologies, Inc. (a)	19	9,225
Textron, Inc.	3	191

		14,242

Packaging & Containers — 0.0% (g)
Amcor plc, (United Kingdom)	31	305
Ball Corp.	5	244
Crown Holdings, Inc.	2	200
Packaging Corp. of America	2	402
Smurfit WestRock plc, (Ireland)	10	432

		1,583

Transportation — 0.0% (g)
CH Robinson Worldwide, Inc.	2	248
CSX Corp.	40	1,163
Expeditors International of Washington, Inc.	3	366
FedEx Corp.	4	1,086
JB Hunt Transport Services, Inc.	2	286
Norfolk Southern Corp.	5	1,080
Old Dominion Freight Line, Inc.	3	566
Union Pacific Corp.	11	2,703
United Parcel Service, Inc., Class B	14	1,558

		9,056

Total Industrial		1,310,389

Technology — 27.4%
Computers — 6.6%
Accenture plc, (Ireland), Class A	189	59,116
Apple, Inc.	6,002	1,333,122
Cognizant Technology Solutions Corp., Class A	152	11,613
Crowdstrike Holdings, Inc., Class A (a)	109	38,285
Dell Technologies, Inc., Class C	129	11,774
EPAM Systems, Inc. (a)	17	2,885
Fortinet, Inc. (a)	287	27,591
Gartner, Inc. (a)	23	9,745
Hewlett Packard Enterprise Co.	527	8,130
HP, Inc.	375	10,390
International Business Machines Corp.	280	69,629
Leidos Holdings, Inc.	2	288
NetApp, Inc.	82	7,175
Okta, Inc., Class A (a)	50	5,212
Pure Storage, Inc., Class A (a)	124	5,495
Seagate Technology Holdings plc	84	7,168
Super Micro Computer, Inc. (a)	208	7,138
Western Digital Corp. (a)	137	5,535
Zscaler, Inc. (a)	44	8,679

		1,628,970

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	20	5,726

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — 9.2%
Advanced Micro Devices, Inc. (a)	586	60,256
Analog Devices, Inc.	179	36,107
Applied Materials, Inc.	294	42,684
Broadcom, Inc.	1,607	269,066
Entegris, Inc.	53	4,675
Intel Corp.	1,555	35,322
KLA Corp.	48	32,768
Lam Research Corp.	464	33,723
Marvell Technology, Inc.	1,530	94,193
Microchip Technology, Inc.	193	9,324
Micron Technology, Inc.	403	34,976
Monolithic Power Systems, Inc.	17	10,147
NVIDIA Corp.	13,281	1,439,413
NXP Semiconductors NV, (Netherlands)	92	17,426
ON Semiconductor Corp. (a)	154	6,280
QUALCOMM, Inc.	401	61,630
Skyworks Solutions, Inc.	58	3,751
Teradyne, Inc.	59	4,847
Texas Instruments, Inc.	329	59,133

		2,255,721

Software — 11.6%
Adobe, Inc. (a)	192	73,449
Akamai Technologies, Inc. (a)	45	3,640
ANSYS, Inc. (a)	38	12,084
AppLovin Corp., Class A (a)	92	24,374
Atlassian Corp., (Australia), Class A (a)	71	15,089
Autodesk, Inc. (a)	94	24,729
Bentley Systems, Inc., Class B	69	2,709
Broadridge Financial Solutions, Inc.	3	761
Cadence Design Systems, Inc. (a)	121	30,672
Cloudflare, Inc., Class A (a)	93	10,465
Datadog, Inc., Class A (a)	124	12,305
Dayforce, Inc. (a)	2	115
DocuSign, Inc., Class A (a)	89	7,231
Dynatrace, Inc. (a)	130	6,125
Electronic Arts, Inc.	4	648
Fair Isaac Corp. (a)	11	19,712
Fidelity National Information Services, Inc.	214	15,990
Fiserv, Inc. (a)	258	57,083
HubSpot, Inc. (a)	22	12,321
Intuit, Inc.	123	75,644
Jack Henry & Associates, Inc.	24	4,417
Manhattan Associates, Inc. (a)	27	4,630
Microsoft Corp.	5,013	1,881,658
MicroStrategy, Inc., Class A (a)	100	28,773
MongoDB, Inc., Class A (a)	22	3,943
MSCI, Inc., Class A	30	17,184
Nutanix, Inc., Class A (a)	112	7,849
Oracle Corp.	739	103,376
Palantir Technologies, Inc., Class A (a)	927	78,198
Paychex, Inc.	5	830

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Paycom Software, Inc.	1	179
PTC, Inc. (a)	53	8,161
ROBLOX Corp., Class A (a)	9	529
Roper Technologies, Inc.	47	27,837
Salesforce, Inc.	422	113,212
Samsara, Inc., Class A (a)	114	4,378
ServiceNow, Inc. (a)	91	72,221
Snowflake, Inc., Class A (a)	90	13,173
SS&C Technologies Holdings, Inc.	4	345
Synopsys, Inc. (a)	68	29,148
Take-Two Interactive Software, Inc. (a)	3	615
Twilio, Inc., Class A (a)	44	4,310
Tyler Technologies, Inc. (a)	19	10,947
Veeva Systems, Inc., Class A (a)	2	551
Workday, Inc., Class A (a)	94	21,983
Zoom Communications, Inc., Class A (a)	110	8,135

		2,851,728

Total Technology		6,742,145

Utilities — 0.1%
Electric — 0.1%
Alliant Energy Corp.	3	185
Ameren Corp.	4	445
American Electric Power Co., Inc.	10	1,049
CenterPoint Energy, Inc.	10	371
CMS Energy Corp.	4	293
Consolidated Edison, Inc.	6	716
Constellation Energy Corp.	5	1,061
Dominion Energy, Inc.	14	771
DTE Energy Co.	3	482
Duke Energy Corp.	15	1,843
Edison International	6	378
Entergy Corp.	8	689
Evergy, Inc.	4	268
Eversource Energy	6	388
Exelon Corp.	18	846
FirstEnergy Corp.	9	360
NextEra Energy, Inc.	36	2,526
NRG Energy, Inc.	3	327
PG&E Corp.	37	628
PPL Corp.	10	351
Public Service Enterprise Group, Inc.	8	662
Sempra	11	772
Southern Co. (The)	20	1,882
Vistra Corp.	6	670
WEC Energy Group, Inc.	6	641
Xcel Energy, Inc.	10	699

		19,303

Gas — 0.0% (g)
Atmos Energy Corp.	2	343
NiSource, Inc.	5	210

		553

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Water — 0.0% (g)
American Water Works Co., Inc.	2	356
Essential Utilities, Inc.	2	68

		424

Total Utilities		20,280

Total Common Stocks (Cost $17,771,998)		24,496,548

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
Citibank NA, 3.68%, 04/01/2025	35,776	35,776
Royal Bank of Canada, 3.68%, 04/01/2025	23,777	23,777
Sumitomo Mitsui Banking Corp., 3.68%, 04/01/2025	3,475	3,475
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025	9,502	9,502

Total Short-Term Investments (Cost $72,530)		72,530

Total Investments — 100.0% (Cost - $17,844,528) *		24,569,078
Other Assets in Excess of Liabilities — 0.0% (g)		7,861

NET ASSETS — 100.0%		$24,576,939

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CME Micro E-mini Russell 2000 Index	30	06/2025	USD	311	(7)
E-mini Consumer Discretionary Select Sector Index	4	06/2025	USD	794	11
E-mini Consumer Staples Select Sector Index	2	06/2025	USD	163	3
E-mini Energy Select Sector Index	15	06/2025	USD	1,409	73
E-mini Financial Select Sector Index	38	06/2025	USD	5,774	111
E-mini Health Care Select Sector Index	24	06/2025	USD	3,553	12
E-mini Industrial Select Sector Index	18	06/2025	USD	2,402	(4)
E-mini Russell 1000 Growth Index	19	06/2025	USD	3,572	(87)
E-mini Russell 1000 Value Index	6	06/2025	USD	555	4
E-mini Technology Select Sector Index	38	06/2025	USD	8,180	(205)
Micro E-mini NASDAQ 100 Index	63	06/2025	USD	2,503	(53)
NASDAQ 100 E-mini Index	5	06/2025	USD	2,012	(68)
S&P 500 E-mini Index	92	06/2025	USD	26,231	(226)
S&P MidCap 400 E-mini Index	5	06/2025	USD	1,463	6

Total unrealized appreciation (depreciation)					(430)

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2025

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	17.9%
Software	11.6%
Semiconductors	9.2%
Banks	7.3%
Computers	6.6%
Pharmaceuticals	5.2%
Insurance	5.2%
Healthcare - Products	5.0%
Diversified Financial Services	4.6%
Retail	4.1%
Home Builders	3.3%
Healthcare - Services	3.1%
Machinery - Diversified	2.6%
Electronics	2.5%
Telecommunications	2.0%
REITS	1.9%
Oil & Gas	1.9%
Beverages	1.4%
Others (Each less than 1.0%)	4.3%
Short-Term Investments	0.3%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 98.0%
Austria — 0.3%
Erste Group Bank AG	445		30,764
OMV AG	161		8,271
Verbund AG	62		4,373

			43,408

Belgium — 0.6%
Ageas SA	243		14,588
Anheuser-Busch InBev SA	238		14,659
D’ieteren Group	6		968
Groupe Bruxelles Lambert NV	123		9,147
KBC Group NV	332		30,219
Lotus Bakeries NV	—	(h)	916
Sofina SA	22		5,630
Syensqo SA	53		3,647
UCB SA	141		24,860

			104,634

Britain — 0.0% (g)
Hikma Pharmaceuticals plc	235		5,926

Canada — 1.7%
Agnico Eagle Mines Ltd.	69		7,438
Air Canada (a)	24		237
Alimentation Couche-Tard, Inc.	104		5,120
AltaGas Ltd.	40		1,105
ARC Resources Ltd.	81		1,630
Bank of Montreal	100		9,542
Bank of Nova Scotia (The)	170		8,077
Barrick Gold Corp.	236		4,590
BCE, Inc.	10		234
Brookfield Corp.	187		9,808
Brookfield Renewable Corp.	19		526
CAE, Inc. (a)	44		1,073
Cameco Corp.	60		2,455
Canadian Imperial Bank of Commerce	129		7,262
Canadian National Railway Co.	73		7,120
Canadian Natural Resources Ltd.	289		8,887
Canadian Pacific Kansas City Ltd.	128		8,966
Canadian Tire Corp. Ltd., Class A	7		738
Canadian Utilities Ltd., Class A	18		465
CCL Industries, Inc., Class B	20		1,000
Celestica, Inc. (a)	16		1,256
Cenovus Energy, Inc.	187		2,599
CGI, Inc., Class A	28		2,770

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Constellation Software, Inc.	3	8,728
Descartes Systems Group, Inc. (The) (a)	12	1,166
Dollarama, Inc.	38	4,096
Element Fleet Management Corp.	55	1,099
Emera, Inc.	41	1,706
Empire Co. Ltd., Class A	18	600
Enbridge, Inc.	298	13,195
Fairfax Financial Holdings Ltd.	3	3,992
First Quantum Minerals Ltd. (a)	96	1,296
FirstService Corp.	6	921
Fortis, Inc.	68	3,101
Franco-Nevada Corp.	26	4,144
George Weston Ltd.	8	1,367
GFL Environmental, Inc.	31	1,514
Gildan Activewear, Inc., Class A	19	845
Great-West Lifeco, Inc.	38	1,488
Hydro One Ltd. (e)	45	1,503
iA Financial Corp., Inc.	13	1,215
IGM Financial, Inc.	11	348
Imperial Oil Ltd.	24	1,762
Intact Financial Corp.	24	4,988
Ivanhoe Mines Ltd., Class A (a)	101	860
Keyera Corp.	31	965
Kinross Gold Corp.	168	2,121
Loblaw Cos. Ltd.	21	2,903
Lundin Mining Corp., Class Common S	101	821
Magna International, Inc.	37	1,265
Manulife Financial Corp.	237	7,374
Metro, Inc.	29	2,013
National Bank of Canada	54	4,444
Nutrien Ltd.	67	3,346
Onex Corp.	9	577
Open Text Corp.	36	917
Pan American Silver Corp.	50	1,282
Pembina Pipeline Corp., Class Common S	79	3,179
Power Corp. of Canada	77	2,715
Quebecor, Inc., Class B	21	536
Restaurant Brands International, Inc.	42	2,795
Rogers Communications, Inc., Class B	49	1,315
Royal Bank of Canada	194	21,810
Saputo, Inc.	34	592
Shopify, Inc., Class A (a)	166	15,794
Stantec, Inc.	16	1,286
Sun Life Financial, Inc.	79	4,504
Suncor Energy, Inc.	172	6,657
TC Energy Corp.	142	6,709
Teck Resources Ltd., Class B	65	2,363
TELUS Corp.	68	972
TFI International, Inc.	11	849
Thomson Reuters Corp.	22	3,720
TMX Group Ltd.	38	1,381

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Toromont Industries Ltd.	11	869
Toronto-Dominion Bank (The)	240	14,357
Tourmaline Oil Corp.	49	2,344
West Fraser Timber Co. Ltd.	8	576
Wheaton Precious Metals Corp.	62	4,819
WSP Global, Inc.	18	3,031

		284,033

Chile — 0.1%
Antofagasta plc	402	8,752

China — 0.0% (g)
Silergy Corp.	114	1,324

Denmark — 4.6%
AP Moller - Maersk A/S, Class A	4	6,311
AP Moller - Maersk A/S, Class B	6	11,184
Carlsberg A/S, Class B	25	3,163
Coloplast A/S, Class B	34	3,556
Danske Bank A/S	995	32,576
Demant A/S (a)	23	781
DSV A/S	275	53,269
Genmab A/S (a)	102	19,870
Novo Nordisk A/S, Class B	7,975	545,341
Novonesis (Novozymes) B, Class B	257	14,967
Orsted A/S (a) (e)	150	6,546
Pandora A/S	110	16,850
ROCKWOOL A/S, Class B	13	5,252
Tryg A/S	541	12,865
Vestas Wind Systems A/S (a)	1,362	18,846
Zealand Pharma A/S (a)	104	7,777

		759,154

Finland — 1.1%
Elisa OYJ	37	1,813
Fortum OYJ	403	6,605
Kesko OYJ, Class B	71	1,454
Kone OYJ, Class B	458	25,296
Metso OYJ	844	8,746
Neste OYJ	108	997
Nokia OYJ	1,419	7,472
Nordea Bank Abp	4,555	58,267
Orion OYJ, Class B	122	7,254
Sampo OYJ, Class A	3,857	36,966
Stora Enso OYJ, Class R	422	4,000
UPM-Kymmene OYJ	391	10,482
Wartsila OYJ Abp	676	12,061

		181,413

France — 13.5%
Accor SA	52	2,394
Aeroports de Paris SA	47	4,796
Air Liquide SA	422	80,079
Airbus SE	801	140,961

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Alstom SA (a)	464	10,268
Amundi SA (e)	89	6,970
Arkema SA	41	3,108
AXA SA	2,823	120,628
BioMerieux	11	1,321
BNP Paribas SA	1,470	122,871
Bollore SE	197	1,157
Bouygues SA	252	9,932
Bureau Veritas SA	429	13,020
Capgemini SE	41	6,141
Carrefour SA	140	1,997
Cie de Saint-Gobain SA, Class A	605	60,232
Cie Generale des Etablissements Michelin SCA	179	6,293
Covivio SA REIT	14	785
Credit Agricole SA	1,535	27,944
Danone SA	171	13,075
Dassault Aviation SA	26	8,639
Dassault Systemes SE	179	6,809
Edenred SE	348	11,325
Eiffage SA	97	11,252
Engie SA	1,636	31,882
EssilorLuxottica SA	79	22,714
Eurazeo SE	60	4,409
FDJ UNITED (e)	26	816
Gecina SA REIT	13	1,212
Getlink SE	408	7,045
Hermes International SCA	42	111,567
Ipsen SA	42	4,800
Kering SA	100	20,739
Klepierre SA REIT	56	1,879
Legrand SA	353	37,367
L’Oreal SA	739	274,684
LVMH Moet Hennessy Louis Vuitton SE	369	228,220
Orange SA	491	6,358
Pernod Ricard SA	53	5,280
Publicis Groupe SA	61	5,745
Renault SA	236	11,979
Rexel SA	300	8,075
Safran SA	485	127,733
Sanofi SA	1,269	140,471
Sartorius Stedim Biotech	8	1,566
Schneider Electric SE	737	170,067
Societe Generale SA	1,040	46,908
Sodexo SA	23	1,464
Teleperformance SE	73	7,302
Thales SA	125	33,201
TotalEnergies SE	2,356	151,791
Unibail-Rodamco-Westfield REIT	32	2,718
Veolia Environnement SA	632	21,750
Vinci SA	665	83,832

		2,245,571

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — 14.5%
adidas AG	229	54,024
Allianz SE (Registered)	616	235,745
BASF SE	652	32,674
Bayer AG (Registered)	1,097	26,295
Bayerische Motoren Werke AG	360	29,012
Beiersdorf AG	305	39,364
Brenntag SE	167	10,833
Commerzbank AG	1,368	31,312
Continental AG	29	2,011
Covestro AG (a)	130	8,334
CTS Eventim AG & Co. KGaA	17	1,695
Daimler Truck Holding AG	641	25,983
Delivery Hero SE, Class A (a) (e)	48	1,160
Deutsche Bank AG (Registered)	2,675	63,763
Deutsche Boerse AG	272	80,243
Deutsche Lufthansa AG (Registered)	814	5,929
Deutsche Post AG	1,297	55,665
Deutsche Telekom AG (Registered)	925	34,145
E.ON SE	2,016	30,436
Evonik Industries AG	187	4,050
Fresenius Medical Care AG	53	2,653
Fresenius SE & Co. KGaA (a)	113	4,821
GEA Group AG	209	12,710
Hannover Rueck SE	97	28,791
Heidelberg Materials AG	100	17,193
Henkel AG & Co. KGaA	25	1,802
Infineon Technologies AG	346	11,532
Knorr-Bremse AG	98	8,919
LEG Immobilien SE	19	1,370
Mercedes-Benz Group AG	894	52,831
Merck KGaA	144	19,867
MTU Aero Engines AG	73	25,233
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	213	134,679
Nemetschek SE	180	21,032
Puma SE	140	3,406
Rational AG	7	5,774
Rheinmetall AG	59	84,070
RWE AG	568	20,297
SAP SE	3,255	872,276
Scout24 SE (e)	19	2,041
Siemens AG (Registered)	1,024	236,528
Siemens Energy AG (a)	862	51,094
Siemens Healthineers AG (e)	76	4,081
Symrise AG, Class A	96	9,986
Talanx AG	102	10,767
Vonovia SE	196	5,269
Zalando SE (a) (e)	58	2,016

		2,423,711

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hong Kong — 0.3%
Prudential plc	4,990	53,846

Ireland — 1.0%
AerCap Holdings NV	262	26,771
AIB Group plc	3,018	19,493
Bank of Ireland Group plc	1,447	17,095
DCC plc	162	10,847
Experian plc	1,505	69,750
Kerry Group plc, Class A	39	4,098
Kingspan Group plc	205	16,596

		164,650

Italy — 3.8%
Amplifon SpA	36	738
Banco BPM SpA	1,846	18,783
BPER Banca SPA	1,438	11,284
Davide Campari-Milano NV	177	1,039
DiaSorin SpA	6	572
Enel SpA	7,304	59,207
Eni SpA	2,339	36,182
Ferrari NV	156	66,601
FinecoBank Banca Fineco SpA	884	17,511
Generali	1,499	52,669
Infrastrutture Wireless Italiane SpA (e)	85	901
Intesa Sanpaolo SpA	21,834	112,526
Leonardo SpA	546	26,606
Mediobanca Banca di Credito Finanziario SpA	726	13,621
Moncler SpA	313	19,286
Nexi SpA (a) (e)	707	3,772
Poste Italiane SpA (e)	726	12,956
Prysmian SpA	378	20,832
Recordati Industria Chimica e Farmaceutica SpA	128	7,269
Snam SpA	1,814	9,406
Telecom Italia SpA (a)	2,557	864
Terna - Rete Elettrica Nazionale	1,276	11,531
UniCredit SpA	2,019	113,320
Unipol Assicurazioni SpA	577	9,243

		626,719

Japan — 4.7%
Advantest Corp.	162	7,204
Aeon Co. Ltd.	138	3,471
AGC, Inc.	41	1,251
Aisin Corp.	110	1,204
Ajinomoto Co., Inc.	193	3,825
ANA Holdings, Inc.	33	617
Asahi Group Holdings Ltd.	305	3,893
Asahi Kasei Corp.	263	1,844
Asics Corp.	136	2,886
Astellas Pharma, Inc.	382	3,715
Bandai Namco Holdings, Inc.	125	4,203
Bridgestone Corp.	120	4,837
Canon, Inc.	197	6,140

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Capcom Co. Ltd.	73	1,804
Central Japan Railway Co.	163	3,107
Chiba Bank Ltd. (The)	121	1,148
Chubu Electric Power Co., Inc.	138	1,492
Chugai Pharmaceutical Co. Ltd.	142	6,487
Concordia Financial Group Ltd.	219	1,457
Dai Nippon Printing Co. Ltd.	81	1,159
Daifuku Co. Ltd.	69	1,684
Dai-ichi Life Holdings, Inc.	764	5,830
Daiichi Sankyo Co. Ltd.	370	8,799
Daikin Industries Ltd.	56	6,034
Daito Trust Construction Co. Ltd.	12	1,259
Daiwa House Industry Co. Ltd.	118	3,909
Daiwa Securities Group, Inc.	279	1,875
Denso Corp.	399	4,950
Dentsu Group, Inc.	43	941
Disco Corp.	19	3,962
East Japan Railway Co.	192	3,780
Eisai Co. Ltd.	55	1,539
ENEOS Holdings, Inc.	576	3,036
FANUC Corp.	199	5,433
Fast Retailing Co. Ltd.	40	11,997
Fuji Electric Co. Ltd.	29	1,227
FUJIFILM Holdings Corp.	236	4,523
Fujikura Ltd.	53	1,970
Fujitsu Ltd.	371	7,387
Hankyu Hanshin Holdings, Inc.	48	1,292
Hikari Tsushin, Inc.	4	955
Hitachi Ltd.	978	22,956
Honda Motor Co. Ltd.	946	8,564
Hoshizaki Corp.	23	879
Hoya Corp.	74	8,295
Hulic Co. Ltd.	96	917
Idemitsu Kosan Co. Ltd.	189	1,338
Inpex Corp.	186	2,581
Isuzu Motors Ltd.	119	1,621
ITOCHU Corp.	251	11,638
Japan Airlines Co. Ltd.	31	528
Japan Exchange Group, Inc.	209	2,154
Japan Post Bank Co. Ltd.	381	3,867
Japan Post Holdings Co. Ltd.	406	4,068
Japan Post Insurance Co. Ltd.	40	807
Japan Tobacco, Inc.	253	6,954
JFE Holdings, Inc.	120	1,471
Kajima Corp.	84	1,718
Kansai Electric Power Co., Inc. (The)	200	2,371
KAO Corp.	98	4,251
Kawasaki Kisen Kaisha Ltd.	79	1,067
KDDI Corp.	647	10,220
Keyence Corp.	41	16,122
Kikkoman Corp.	144	1,393

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Kirin Holdings Co. Ltd.	165	2,279
Kobe Bussan Co. Ltd.	31	729
Komatsu Ltd.	191	5,578
Konami Group Corp.	21	2,503
Kubota Corp.	206	2,549
Kyocera Corp.	271	3,058
Kyowa Kirin Co. Ltd.	50	733
Lasertec Corp.	17	1,453
LY Corp.	603	2,043
M3, Inc.	94	1,070
Makita Corp.	50	1,650
Marubeni Corp.	297	4,758
MatsukiyoCocokara & Co.	71	1,103
MEIJI Holdings Co. Ltd.	51	1,096
MINEBEA MITSUMI, Inc.	76	1,109
Mitsubishi Chemical Group Corp.	289	1,426
Mitsubishi Corp.	721	12,729
Mitsubishi Electric Corp.	401	7,395
Mitsubishi Estate Co. Ltd.	223	3,647
Mitsubishi HC Capital, Inc.	184	1,248
Mitsubishi Heavy Industries Ltd.	676	11,606
Mitsubishi UFJ Financial Group, Inc.	2,417	32,958
Mitsui & Co. Ltd.	532	10,034
Mitsui Fudosan Co. Ltd.	559	5,009
Mitsui OSK Lines Ltd.	73	2,528
Mizuho Financial Group, Inc.	509	13,961
MonotaRO Co. Ltd.	54	1,005
MS&AD Insurance Group Holdings, Inc.	271	5,900
Murata Manufacturing Co. Ltd.	352	5,433
NEC Corp.	259	5,517
Nexon Co. Ltd.	72	981
NIDEC Corp.,	176	2,954
Nintendo Co. Ltd.	233	15,825
Nippon Building Fund, Inc. REIT	2	1,357
Nippon Paint Holdings Co. Ltd.	197	1,481
Nippon Sanso Holdings Corp.	37	1,116
Nippon Steel Corp.	204	4,366
Nippon Telegraph & Telephone Corp.	6,301	6,090
Nippon Yusen KK	92	3,050
Nissan Motor Co. Ltd. (a)	468	1,201
Nissin Foods Holdings Co. Ltd.	41	835
Nitori Holdings Co. Ltd.	17	1,644
Nitto Denko Corp.	149	2,756
Nomura Holdings, Inc.	634	3,905
Nomura Research Institute Ltd.	80	2,594
NTT Data Group Corp.	133	2,411
Obayashi Corp.	136	1,817
Obic Co. Ltd.	68	1,955
Olympus Corp.	236	3,088
Omron Corp.	37	1,039
Ono Pharmaceutical Co. Ltd.	77	827

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Oracle Corp. Japan	8	842
Oriental Land Co. Ltd.	228	4,496
ORIX Corp.	243	5,082
Osaka Gas Co. Ltd.	77	1,738
Otsuka Corp.	48	1,041
Otsuka Holdings Co. Ltd.	94	4,872
Pan Pacific International Holdings Corp.	81	2,217
Panasonic Holdings Corp.	492	5,866
Rakuten Group, Inc. (a)	318	1,824
Recruit Holdings Co. Ltd.	296	15,321
Renesas Electronics Corp.	355	4,761
Resona Holdings, Inc.	442	3,859
Ricoh Co. Ltd.	110	1,168
SBI Holdings, Inc.	58	1,558
SCREEN Holdings Co. Ltd.	17	1,116
SCSK Corp.	33	823
Secom Co. Ltd.	89	3,018
Seiko Epson Corp.	61	980
Sekisui Chemical Co. Ltd.	80	1,364
Sekisui House Ltd.	126	2,816
Seven & i Holdings Co. Ltd.	467	6,760
SG Holdings Co. Ltd.	69	685
Shimadzu Corp.	51	1,266
Shimano, Inc.	16	2,247
Shin-Etsu Chemical Co. Ltd.	377	10,749
Shionogi & Co. Ltd.	160	2,409
Shiseido Co. Ltd.	85	1,614
SMC Corp.	12	4,330
SoftBank Corp.	6,034	8,418
SoftBank Group Corp.	202	10,307
Sompo Holdings, Inc.	188	5,725
Sony Group Corp.	1,296	32,790
Subaru Corp.	124	2,224
Sumitomo Corp.	230	5,244
Sumitomo Electric Industries Ltd.	151	2,515
Sumitomo Metal Mining Co. Ltd.	52	1,132
Sumitomo Mitsui Financial Group, Inc.	786	20,217
Sumitomo Mitsui Trust Group, Inc.	137	3,446
Sumitomo Realty & Development Co. Ltd.	66	2,461
Suntory Beverage & Food Ltd.	29	944
Suzuki Motor Corp.	331	4,068
Sysmex Corp.	107	2,045
T&D Holdings, Inc.	102	2,192
Taisei Corp.	35	1,562
Takeda Pharmaceutical Co. Ltd.	336	9,944
TDK Corp.	410	4,295
Terumo Corp.	281	5,287
TIS, Inc.	45	1,240
Toho Co. Ltd.	24	1,183
Tokio Marine Holdings, Inc.	375	14,604
Tokyo Electron Ltd.	95	12,959

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Tokyo Gas Co. Ltd.	74	2,348
Tokyo Metro Co. Ltd.	61	745
Tokyu Corp.	111	1,252
TOPPAN Holdings, Inc.	51	1,397
Toray Industries, Inc.	289	1,976
Toyota Industries Corp.	34	2,942
Toyota Motor Corp.	1,998	35,326
Toyota Tsusho Corp.	135	2,269
Trend Micro, Inc./Japan	27	1,816
Unicharm Corp.	233	1,858
West Japan Railway Co.	94	1,841
Yakult Honsha Co. Ltd.	53	1,012
Yamaha Motor Co. Ltd.	195	1,560
Yaskawa Electric Corp.	47	1,183
Yokogawa Electric Corp.	49	950
Zensho Holdings Co. Ltd.	21	1,116
ZOZO, Inc.	85	816

		783,336

Luxembourg — 0.1%
ArcelorMittal SA	344	9,927
CVC Capital Partners plc (a) (e)	304	6,035
Eurofins Scientific SE	35	1,879
Tenaris SA	109	2,131

		19,972

Netherlands — 6.2%
ABN AMRO Bank NV, CVA, GDR (e)	662	13,941
Adyen NV (a) (e)	32	48,806
Aegon Ltd.	2,099	13,785
Akzo Nobel NV	126	7,737
Argenx SE (a)	16	9,472
ASM International NV	98	44,562
ASML Holding NV	822	543,931
ASR Nederland NV	255	14,643
BE Semiconductor Industries NV	169	17,696
Euronext NV (e)	113	16,428
EXOR NV	143	13,020
Ferrovial SE	640	28,644
Heineken Holding NV	35	2,556
Heineken NV	76	6,228
IMCD NV	79	10,579
ING Groep NV	4,550	89,139
JDE Peet’s NV	45	991
Koninklijke Ahold Delhaize NV	244	9,122
Koninklijke KPN NV	1,035	4,384
Koninklijke Philips NV	211	5,380
NN Group NV	429	23,870
Prosus NV (a)	363	16,855
QIAGEN NV (a)	56	2,240
Randstad NV	148	6,134
Stellantis NV	2,508	28,134
Universal Music Group NV	217	5,993

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
Wolters Kluwer NV	322	50,096

		1,034,366

Norway — 0.6%
Aker BP ASA	82	1,953
DNB Bank ASA	1,301	34,222
Equinor ASA	911	24,056
Gjensidige Forsikring ASA	313	7,186
Kongsberg Gruppen ASA	118	17,318
Mowi ASA	128	2,367
Norsk Hydro ASA	1,027	5,940
Orkla ASA	190	2,086
Salmar ASA	17	801
Telenor ASA	169	2,413
Yara International ASA	123	3,713

		102,055

Poland — 0.0% (g)
InPost SA (a)	300	4,406

Portugal — 0.1%
EDP SA	2,884	9,705
Galp Energia SGPS SA	458	8,016
Jeronimo Martins SGPS SA	72	1,536

		19,257

Spain — 3.1%
Acciona SA	22	2,886
ACS Actividades de Construccion y Servicios SA	239	13,693
Aena SME SA (e)	101	23,750
Amadeus IT Group SA	119	9,093
Banco Bilbao Vizcaya Argentaria SA	8,326	113,631
Banco de Sabadell SA	7,904	22,193
Banco Santander SA	21,907	147,584
CaixaBank SA	5,716	44,523
Cellnex Telecom SA (e)	142	5,031
EDP Renovaveis SA	278	2,315
Endesa SA	293	7,754
Grifols SA (a)	48	423
Iberdrola SA	5,273	85,145
Industria de Diseno Textil SA	290	14,436
Redeia Corp. SA	269	5,389
Repsol SA	1,275	16,934
Telefonica SA	1,057	4,981

		519,761

Sweden — 3.8%
AddTech AB, Class B	351	10,272
Alfa Laval AB	389	16,663
Assa Abloy AB, Class B	1,354	40,642
Atlas Copco AB, Class A	3,627	57,944
Atlas Copco AB, Class B	2,094	29,444
Beijer Ref AB, Class B	522	7,340
Boliden AB	198	6,503
Epiroc AB, Class A	888	17,884

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Epiroc AB, Class B	525		9,240
EQT AB	538		16,390
Essity AB, Class B	163		4,628
Evolution AB (e)	43		3,169
Fastighets AB Balder, Class B (a)	190		1,191
H & M Hennes & Mauritz AB, Class B	147		1,939
Hexagon AB, Class B	551		5,888
Holmen AB, Class B	58		2,295
Industrivarden AB, Class A	173		6,356
Industrivarden AB, Class C	227		8,335
Indutrade AB	368		10,195
Investment AB Latour, Class B	198		5,395
Investor AB, Class B	2,500		74,557
L E Lundbergforetagen AB, Class B	108		5,403
Lifco AB, Class B	314		11,130
Nibe Industrier AB, Class B	2,041		7,763
Saab AB, Class B	430		16,913
Sagax AB, Class B	61		1,273
Sandvik AB	1,437		30,224
Securitas AB, Class B	661		9,352
Skandinaviska Enskilda Banken AB, Class A (a)	2,291		37,694
Skanska AB, Class B (a)	457		10,084
SKF AB, Class B (a)	458		9,286
Spotify Technology SA (a)	41		22,405
Svenska Cellulosa AB SCA, Class B (a)	440		5,804
Svenska Handelsbanken AB, Class A	2,116		23,913
Swedbank AB, Class A	1,225		27,906
Swedish Orphan Biovitrum AB (a)	51		1,468
Tele2 AB, Class B	143		1,922
Telefonaktiebolaget LM Ericsson, Class B	733		5,700
Telia Co. AB	614		2,218
Trelleborg AB, Class B	289		10,734
Volvo AB, Class B (a)	2,144		62,893

			640,355

Switzerland — 16.0%
ABB Ltd. (Registered)	2,131		109,975
Alcon AG	133		12,594
Avolta AG (a)	23		1,009
Baloise Holding AG (Registered)	66		13,920
Banque Cantonale Vaudoise (Registered)	43		4,687
Barry Callebaut AG (Registered)	12		15,853
BKW AG	19		3,330
Chocoladefabriken Lindt & Spruengli AG	3		43,249
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	46,716
Cie Financiere Richemont SA, Class A (Registered)	720		125,676
Coca-Cola HBC AG (a)	1,024		46,368
DSM-Firmenich AG	136		13,433
EMS-Chemie Holding AG (Registered)	5		3,546
Galderma Group AG (a)	106		11,175
Geberit AG (Registered)	45		28,303
Givaudan SA (Registered)	7		28,930

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Glencore plc (a)	10,572	38,695
Helvetia Holding AG (Registered)	59	12,277
Holcim AG (a)	380	40,927
Julius Baer Group Ltd.	297	20,601
Kuehne + Nagel International AG (Registered)	65	14,975
Logitech International SA (Registered)	41	3,448
Lonza Group AG (Registered)	19	11,867
Nestle SA (Registered)	8,807	890,003
Novartis AG (Registered)	2,199	244,295
Partners Group Holding AG	33	46,698
Roche Holding AG	820	270,441
Sandoz Group AG	467	19,565
Schindler Holding AG	56	17,675
Schindler Holding AG (Registered)	30	9,128
SGS SA (Registered)	205	20,405
SIG Group AG (a)	221	4,095
Sika AG (Registered)	111	27,115
Sonova Holding AG (Registered)	14	3,947
STMicroelectronics NV	181	3,975
Straumann Holding AG (Registered)	30	3,611
Swatch Group AG (The)	39	6,639
Swiss Life Holding AG (Registered)	46	41,749
Swiss Prime Site AG (Registered)	21	2,602
Swiss Re AG	481	81,816
Swisscom AG (Registered)	7	3,975
Temenos AG (Registered)	14	1,116
UBS Group AG (Registered)	4,751	145,933
VAT Group AG (e)	36	13,063
Zurich Insurance Group AG	233	162,801

		2,672,201

Taiwan — 1.7%
Alchip Technologies Ltd.	26	2,218
ASE Technology Holding Co. Ltd.	1,148	5,045
eMemory Technology, Inc.	22	1,547
Global Unichip Corp.	30	975
Globalwafers Co. Ltd.	91	884
Jentech Precision Industrial Co. Ltd.	29	873
MediaTek, Inc.	528	22,757
Novatek Microelectronics Corp.	201	3,342
Realtek Semiconductor Corp.	169	2,694
Taiwan Semiconductor Manufacturing Co. Ltd.	8,548	240,737
United Microelectronics Corp.	3,916	5,475
Vanguard International Semiconductor Corp.	356	1,014

		287,561

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 20.2%
3i Group plc	1,688	79,385
Admiral Group plc	492	18,156
Anglo American plc	1,295	36,307

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Ashtead Group plc	714	38,593
Associated British Foods plc	182	4,500
AstraZeneca plc	2,180	320,071
Auto Trader Group plc (e)	493	4,771
Aviva plc	4,969	35,811
BAE Systems plc	4,927	99,484
Barclays plc	25,010	94,039
Barratt Redrow plc	766	4,211
BP plc	22,281	125,026
British American Tobacco plc	1,103	45,248
BT Group plc, Class A	3,592	7,704
Bunzl plc	542	20,862
Centrica plc	2,842	5,503
Coca-Cola Europacific Partners plc	55	4,792
Compass Group plc	942	31,158
Croda International plc	135	5,120
Diageo plc	10,486	274,040
Entain plc	336	2,539
GSK plc	5,826	111,341
Haleon plc	12,708	64,180
Halma plc	211	7,069
HSBC Holdings plc	31,000	351,433
Imperial Brands plc	440	16,278
Informa plc	739	7,406
InterContinental Hotels Group plc	88	9,477
Intertek Group plc	264	17,172
J Sainsbury plc	972	2,964
JD Sports Fashion plc	1,420	1,256
Kingfisher plc	1,007	3,316
Land Securities Group plc REIT	393	2,799
Legal & General Group plc	11,132	35,106
Lloyds Banking Group plc	105,132	98,605
London Stock Exchange Group plc	830	123,219
M&G plc	3,978	10,248
Marks & Spencer Group plc	1,145	5,286
Melrose Industries plc	2,106	12,997
Mondi plc	451	6,734
National Grid plc	2,715	35,414
NatWest Group plc	13,272	78,360
Next plc	66	9,447
Pearson plc	334	5,277
Phoenix Group Holdings plc	1,315	9,765
Reckitt Benckiser Group plc	381	25,742
RELX plc	3,044	152,900
Rentokil Initial plc	4,130	18,744
Rio Tinto plc	1,150	68,983
Rolls-Royce Holdings plc (a)	13,923	135,325
Sage Group plc (The)	556	8,735
Schroders plc	1,382	6,256
Segro plc REIT	713	6,379
Severn Trent plc	150	4,909

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Shell plc		8,424	306,635
Smith & Nephew plc		461	6,483
Smiths Group plc		560	14,064
Spirax Group plc		121	9,726
SSE plc		612	12,614
Standard Chartered plc		3,567	52,935
Tesco plc		3,741	16,094
Unilever plc		3,393	202,437
United Utilities Group plc		376	4,904
Vodafone Group plc		11,285	10,604
Whitbread plc		98	3,131
Wise plc, Class A (a)		1,154	14,162
WPP plc		600	4,556

			3,368,787

United States — 0.0% (g)
Brookfield Asset Management Ltd., Class A		48	2,342
RB Global, Inc.		25	2,534

			4,876

Total Common Stocks (Cost $12,998,649)			16,360,074

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG		67	5,076
Dr Ing hc F Porsche AG (e)		140	7,030
Henkel AG & Co. KGaA		47	3,702
Porsche Automobil Holding SE		192	7,232
Sartorius AG		7	1,591
Volkswagen AG		255	26,042

Total Preferred Stocks (Cost $60,282)			50,673

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 3.68%, 04/01/2025		525	525
BNP Paribas SA, 1.56%, 04/01/2025	CAD	3,705	2,575
Brown Brothers Harriman & Co.,
1.03%, 04/01/2025	SEK	14,141	1,407
1.12%, 04/01/2025	DKK	63,797	9,246
3.23%, 04/01/2025	NOK	4,880	464
Citibank NA,
1.35%, 04/01/2025	EUR	42,408	45,855
3.68%, 04/01/2025		6,105	6,105
Royal Bank of Canada,
3.42%, 04/01/2025	GBP	17,991	23,240
3.68%, 04/01/2025		3,555	3,555
Skandinaviska Enskilda Banken AB, 0.00%, 04/01/2025	CHF	11,506	13,005
Sumitomo Mitsui Banking Corp.,
0.11%, 04/01/2025	JPY	771,951	5,147
3.68%, 04/01/2025		2,479	2,479

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025	14,001	14,001
Total Short-Term Investments (Cost $127,604)		127,604

Total Investments — 99.1% (Cost - $13,186,535) *		16,538,351
Other Assets in Excess of Liabilities — 0.9%		153,436

NET ASSETS — 100.0%		$16,691,787

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,373	06/2025	EUR	79,342	(2,305)
FTSE 100 Index	552	06/2025	GBP	61,767	(502)
OMX Copenhagen 25 Index	276	04/2025	DKK	6,929	(271)
S&P Toronto Stock Exchange 60 Index	16	06/2025	CAD	3,287	43
SGX FTSE Taiwan Index	23	04/2025	USD	1,717	(118)
STOXX 600 Insurance Index	23	06/2025	EUR	566	8
STOXX Europe 600 Index	235	06/2025	EUR	6,898	(177)
TOPIX Index	74	06/2025	JPY	13,362	(229)

Total unrealized appreciation (depreciation)					(3,551)

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

CVA	—	Dutch Certification
GDR	—	Global Depository Receipt
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.9%
Pharmaceuticals	10.9%
Insurance	7.6%
Food	6.6%
Semiconductors	5.7%
Software	5.6%
Oil & Gas	4.3%
Aerospace/Defense	4.3%
Cosmetics/Personal Care	3.6%
Commercial Services	3.0%
Apparel	2.5%
Auto Manufacturers	2.3%
Beverages	2.2%
Electric	2.1%
Diversified Financial Services	1.9%
Miscellaneous Manufacturers	1.8%
Chemicals	1.5%
Retail	1.4%
Building Materials	1.3%
Electrical Components & Equipment	1.3%
Transportation	1.2%
Mining	1.2%
Machinery - Diversified	1.2%
Electronics	1.2%
Engineering & Construction	1.2%
Others (Each less than 1.0%)	9.4%
Short-Term Investments	0.8%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 105.7%
Asset-Backed Securities — 0.4%
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.45%, 12/02/2034 (e) (aa)		2,100	2,098
Anchorage Capital CLO 28 Ltd., (Cayman Islands), Series 2024-28A, Class A, (CME Term SOFR 3 Month + 1.70%), 5.99%, 04/20/2037 (e) (aa)		2,000	2,005
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 6.09%, 04/20/2036 (e) (aa)		1,000	1,008
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 5.61%, 01/15/2032 (e) (aa)		1,583	1,583
Avant Loans Funding Trust, Series 2025-REV1, Class B, 5.42%, 05/15/2034 (e)		250	250
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.52%, 11/15/2030 (e) (aa)		571	571
CARLYLE US CLO Ltd., (Cayman Islands), Series 2018-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.45%, 10/15/2031 (e) (aa)		1,701	1,700
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.51%, 10/24/2030 (e) (aa)		1,287	1,287
Credit Acceptance Auto Loan Trust,
Series 2023-3A, Class C, 7.62%, 12/15/2033 (e)		2,750	2,866
Series 2023-5A, Class C, 7.30%, 04/17/2034 (e)		2,250	2,341
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.58%, 04/20/2030 (e) (aa)		572	572
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 5.91%, 04/15/2037 (e) (aa)		2,700	2,703
Drive Auto Receivables Trust,
Series 2024-2, Class C, 4.67%, 05/17/2032		770	767
Series 2024-2, Class D, 4.94%, 05/17/2032		2,500	2,476
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (EURIBOR 3 Month + 0.66%), 3.45%, 04/15/2033 (e) (aa)	EUR	5,854	6,323
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029		1,046	1,059
FHLBs,
1.25%, 06/15/2027		38	36
2.05%, 03/19/2035		257	203
Flatiron CLO 19 Ltd., (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.18%), 5.47%, 11/16/2034 (e) (w) (aa)		1,000	1,000
Generate CLO 3 Ltd., (Cayman Islands), Series 3A, Class A2R, (CME Term SOFR 3 Month + 1.83%), 6.12%, 10/20/2036 (e) (aa)		2,400	2,406
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028		1,507	1,510
Series 2023-1, Class A4, 4.59%, 07/17/2028		230	231
Series 2024-2, Class A3, 5.10%, 03/16/2029		1,175	1,186
Series 2024-2, Class B, 5.28%, 10/16/2029		850	866
Goldentree Loan Management US CLO 4 Ltd., (Cayman Islands), Series 2019-4A, Class ARR, (CME Term SOFR 3 Month + 1.15%), 5.45%, 04/24/2031 (e) (aa)		1,338	1,337
ICG US CLO Ltd., (Cayman Islands), Series 2020-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 5.42%, 01/20/2035 (e) (aa)		2,065	2,063
KKR CLO 28 Ltd., (Cayman Islands), Series 28A, Class AR, (CME Term SOFR 3 Month + 1.44%), 5.75%, 02/09/2035 (e) (aa)		1,100	1,099

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Mountain View CLO 2017-2 LLC, (Cayman Islands), Series 2017-2A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.61%, 01/16/2031 (e) (aa)	669	669
Octagon Investment Partners 39 Ltd., (Cayman Islands), Series 2018-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.44%, 10/20/2030 (e) (aa)	1,895	1,894
Palmer Square CLO 2015-1 Ltd., (Cayman Islands), Series 2015-1A, Class A1A5, (CME Term SOFR 3 Month + 1.05%), 5.38%, 05/21/2034 (e) (aa)	8,000	7,982
Palmer Square CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.61%, 04/20/2035 (e) (aa)	600	600
Pikes Peak CLO 6, (Cayman Islands), Series 2020-6A, Class ARR, (CME Term SOFR 3 Month + 0.94%), 5.26%, 05/18/2034 (e) (aa)	2,500	2,484
Regatta XIX Funding Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.61%, 04/20/2035 (e) (aa)	1,000	1,000
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14%, 02/17/2032	2,950	2,936
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.73%, 07/15/2034 (e) (aa)	500	500
Sycamore Tree CLO 2023-2 Ltd., (Cayman Islands), Series 2023-2A, Class AR, (CME Term SOFR 3 Month + 1.68%), 5.97%, 01/20/2037 (e) (aa)	1,600	1,602
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.49%, 01/23/2032 (e) (aa)	824	824
TCW CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.60%), 5.91%, 01/16/2037 (e) (aa)	700	701
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 5.62%, 07/15/2031 (e) (aa)	412	412
Voya CLO 2017-1 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.51%, 04/17/2030 (e) (aa)	722	721
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	325	334

Total Asset-Backed Securities (Cost $64,921)		64,205

Collateralized Mortgage Obligations — 2.0%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,315	4,354
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	381	354
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% - United States 30 Day Average SOFR), 1.54%, 01/15/2038 (aa)	880	83
Series 3680, Class SA, IF, IO, (4.89% - United States 30 Day Average SOFR), 0.54%, 06/15/2040 (aa)	1,888	112
Series 4023, Class S, IF, IO, (6.14% - United States 30 Day Average SOFR), 1.79%, 03/15/2042 (aa)	918	92
Series 4056, Class GS, IF, IO, (6.54% - United States 30 Day Average SOFR), 2.19%, 12/15/2041 (aa)	303	28
Series 4134, Class PI, IO, 3.00%, 11/15/2042	388	40
Series 4147, Class JI, IO, 3.50%, 12/15/2032	3,323	249
Series 4165, Class TI, IO, 3.00%, 12/15/2042	364	20
Series 4368, Class CZ, SUB, 3.75%, 11/15/2041	2,323	2,232
Series 4479, Class AI, IO, 3.50%, 09/15/2025	299	2
Series 4598, Class IK, IO, 3.50%, 03/15/2046	524	87
Series 4710, Class EI, IO, 3.50%, 11/15/2031	2,123	122
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 4.71%, 05/15/2041 (aa)	2,023	1,978
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 4.76%, 02/15/2048 (aa)	4,076	3,949
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 4.65%, 10/15/2043 (aa)	1,516	1,487

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 4825, Class SE, IF, IO, (6.09% - United States 30 Day Average SOFR), 1.74%, 09/15/2048 (aa)	3,378	439
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,494	354
Series 4881, Class IK, IO, 4.00%, 05/15/2049	1,478	264
Series 4888, Class IB, IO, 4.00%, 03/15/2047	277	45
Series 4930, Class IP, IO, 3.50%, 09/25/2048	4,310	535
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,673	812
Series 5003, Class AS, IF, IO, (5.99% - United States 30 Day Average SOFR), 1.65%, 08/25/2050 (aa)	6,443	910
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	4,423	744
Series 5016, Class PI, IO, 3.00%, 09/25/2050	9,640	1,678
Series 5023, Class BI, IO, 2.00%, 10/25/2050	19,580	2,572
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,803	230
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,346	457
Series 5038, Class MI, IO, 4.00%, 11/25/2050	942	198
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,527	358
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,581	184
Series 5056, Class PI, IO, 2.50%, 12/25/2050	7,451	1,008
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,402	409
Series 5065, Class IG, IO, 3.00%, 01/25/2051	2,952	488
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,078	152
Series 5069, Class LI, IO, 2.50%, 02/25/2051	13,164	1,866
Series 5071, Class IN, IO, 4.00%, 08/25/2050	4,796	1,020
Series 5081, Class EI, IO, 2.50%, 03/25/2051	18,196	2,510
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,768	297
Series 5109, Class IE, IO, 2.50%, 05/25/2051	921	120
Series 5124, Class LI, IO, 4.50%, 07/25/2051	9,474	2,320
Series 5157, Class IA, IO, 3.00%, 10/25/2051	43,930	6,826
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,588	599
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,562	425
Series 5227, Class EI, IO, 4.00%, 04/25/2050	3,558	320
Series 5229, Class KI, IO, 4.50%, 08/25/2049	745	125
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 5.33%, 08/15/2048 (aa)	762	767
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	3,336	738
Series 399, Class C29, IO, 2.00%, 06/25/2052	9,098	1,158
Series 399, Class C30, IO, 2.00%, 06/25/2051	70,886	8,892
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79% - United States 30 Day Average SOFR), 3.45%, 05/25/2037 (aa)	301	43
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	251	197
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	111	23
Series 413, Class C32, IO, 4.00%, 01/25/2039	1,188	183
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,674	281
Series 429, Class 162, IO, 2.00%, 03/25/2051	2,076	218
Series 429, Class 163, IO, 2.00%, 02/25/2051	489	51
Series 429, Class 164, IO, 2.00%, 03/25/2051	916	98
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.33% - United States 30 Day Average SOFR), 1.99%, 04/25/2037 (aa)	1,216	138

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2012-35, Class SP, IF, IO, (6.39% - United States 30 Day Average SOFR), 2.05%, 04/25/2042 (aa)	1,770	195
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	170	3
Series 2012-135, Class SB, IF, IO, (5.99% - United States 30 Day Average SOFR), 1.65%, 12/25/2042 (aa)	788	86
Series 2013-30, Class CA, 1.50%, 04/25/2043	1,108	919
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	249
Series 2014-34, Class US, IF, (8.37% - United States 30 Day Average SOFR), 4.03%, 06/25/2044 (aa)	67	58
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.79%, 08/25/2054 (aa)	2,009	1,960
Series 2016-26, Class SY, IF, (6.77% - United States 30 Day Average SOFR), 2.43%, 11/25/2042 (aa)	514	324
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 4.89%, 07/25/2046 (aa)	488	484
Series 2016-63, Class AS, IF, IO, (5.89% - United States 30 Day Average SOFR), 1.55%, 09/25/2046 (aa)	1,259	144
Series 2016-68, Class WI, IO, 2.07%, 10/25/2046 (z)	3,157	219
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	637	76
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 4.75%, 12/25/2047 (aa)	3,953	3,857
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 4.75%, 09/25/2048 (aa)	2,153	2,093
Series 2018-67, Class SH, IF, IO, (6.09% - United States 30 Day Average SOFR), 1.75%, 09/25/2048 (aa)	2,730	333
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 4.75%, 10/25/2048 (aa)	1,732	1,685
Series 2019-47, Class SI, IO, 1.93%, 08/25/2049 (z)	9,081	860
Series 2019-48, Class IB, IO, 0.66%, 06/25/2039 (z)	17,579	323
Series 2019-53, Class IA, IO, 2.12%, 09/25/2049 (z)	18,693	1,516
Series 2019-68, Class US, IF, IO, (5.89% - United States 30 Day Average SOFR), 1.55%, 11/25/2049 (aa)	5,428	713
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	499	93
Series 2020-29, Class SA, IO, 1.94%, 05/25/2050 (z)	3,941	228
Series 2020-33, Class IO, IO, 1.87%, 05/25/2050 (z)	9,812	587
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	11,272	1,685
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	10,119	1,797
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	7,695	1,375
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	9,065	1,095
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	2,929	405
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	1,335	231
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	9,032	1,174
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	10,357	1,768
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	848	148
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,389	395
Series 2021-8, Class WI, IO, 2.43%, 03/25/2051 (z)	10,448	753
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 4.53%, 03/25/2061 (aa)	6,712	6,730
Series 2021-36, Class YI, IO, 2.40%, 06/25/2061 (z)	12,009	854
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	592	72
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	9,454	1,671
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 5.23%, 12/25/2050 (aa)	2,131	2,123
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.13%, 01/25/2051 (aa)	5,244	5,242
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 4.92%, 12/20/2064 (aa)	17	17
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 5.08%, 12/20/2065 (aa)	5,626	5,615
Series 2017-H03, Class HA, 3.00%, 01/20/2067	2,493	2,436
Series 2018-H01, Class FA, (CME Term SOFR 1 Year + 0.87%), 5.10%, 01/20/2068 (aa)	2,277	2,297

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	1,097	132
Series 2019-H02, Class JA, 3.50%, 12/20/2068	1,692	1,608
Series 2019-H06, Class PT, 3.50%, 01/20/2069 (z)	1,588	1,515
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 5.07%, 01/20/2069 (aa)	4,674	4,644
Series 2019-H15, Class GA, 2.25%, 08/20/2069	122	119
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 5.22%, 10/20/2069 (aa)	2,104	2,111
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	9,439	1,336
Series 2020-142, Class MT, IF, IO, (6.04% - CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	11,170	20
Series 2020-142, Class TN, IF, IO, (6.09% - CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	14,855	59
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,394	2,147
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 4.92%, 07/20/2070 (aa)	1,298	1,284
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 4.87%, 07/20/2070 (aa)	8,515	8,425
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 5.67%, 08/20/2070 (aa)	6,716	6,838
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 5.47%, 07/20/2070 (aa)	2,550	2,569
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 5.67%, 04/20/2070 (aa)	4,601	4,672
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 5.67%, 09/20/2070 (aa)	1,705	1,735
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	10,380	1,205
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 4.00%, 03/20/2051 (aa)	2,239	2,006
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	10,515	1,564
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	8,862	868
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	9,400	933
Series 2021-H03, Class ML, 6.62%, 01/20/2071 (z)	5,483	5,545
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 5.09%, 03/20/2071 (aa)	257	255
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 5.84%, 08/20/2071 (aa)	1,982	2,022
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 5.84%, 09/20/2071 (aa)	7,645	7,837
Series 2021-H15, Class HB, 1.25%, 09/20/2065	171	156
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 5.84%, 09/20/2071 (aa)	9,818	10,075
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 5.01%, 04/20/2072 (aa)	772	764
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.24%, 01/20/2073 (aa)	2,827	2,837
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 5.24%, 01/20/2073 (aa)	8,339	8,408
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 5.24%, 01/20/2073 (aa)	6,471	6,528
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.21%, 02/20/2073 (aa)	11,534	11,602
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.14%, 04/20/2073 (aa)	1,809	1,813
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 5.44%, 05/20/2073 (aa)	8,471	8,624
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 5.49%, 05/20/2073 (aa)	1,448	1,463
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 5.34%, 03/20/2073 (aa)	2,006	2,009
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.44%, 11/20/2073 (aa)	4,904	4,999
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.24%, 01/20/2074 (aa)	2,936	2,960

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 5.27%, 01/20/2074 (aa)	5,303	5,356
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 5.34%, 12/20/2073 (aa)	3,899	3,907
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 4.99%, 02/20/2074 (aa)	2,399	2,388
Series 2024-H11, Class FD, (United States 30 Day Average SOFR + 0.90%), 5.24%, 07/20/2074 (aa)	3,093	3,120
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	980	801
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,441	1,405
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	1,771	1,701
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,673	1,552
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	398	370
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	7,870	7,326
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,740	3,063
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	858	818
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	4,041	4,013
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	872	887

Total Collateralized Mortgage Obligations (Cost $285,424)		271,523

Commercial Mortgage-Backed Securities — 0.4%
AREIT LLC, (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 6.43%, 08/17/2041 (e) (aa)	1,676	1,668
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	34	34
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	721
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	489
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,219
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	927
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	451	438
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	581	555
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	183
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 5.23%, 06/15/2038 (e) (aa)	2,800	2,530
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	312
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	440
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	637
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	864
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.68%, 09/15/2036 (e) (aa)	4,600	4,394
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 5.16%, 10/15/2036 (e) (aa)	2,025	2,008
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	450	441
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,064
Citigroup Commercial Mortgage Trust,

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series 2015-GC33, Class AS, 4.11%, 09/10/2058		500	490
Series 2019-GC41, Class AS, 3.02%, 08/10/2056		250	223
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049		59	59
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049		34	34
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.96%), 6.28%, 10/15/2037 (e) (aa)		2,100	2,079
FHLMC Multifamily Structured Pass Through Certificates,
Series K047, Class A2, 3.33%, 05/25/2025 (z)		743	741
Series K057, Class A2, 2.57%, 07/25/2026		850	833
Series K063, Class A2, 3.43%, 01/25/2027 (z)		1,000	985
Series K071, Class A2, 3.29%, 11/25/2027		500	488
Series K073, Class A2, 3.35%, 01/25/2028		1,000	976
Series K075, Class A2, 3.65%, 02/25/2028 (z)		500	491
Series K094, Class A2, 2.90%, 06/25/2029		112	106
Series K103, Class A2, 2.65%, 11/25/2029		500	465
Series K108, Class A2, 1.52%, 03/25/2030		304	267
Series K117, Class A2, 1.41%, 08/25/2030		1,500	1,288
Series K118, Class A2, 1.49%, 09/25/2030		500	430
Series K737, Class A2, 2.53%, 10/25/2026		650	633
Series K755, Class A2, 5.20%, 02/25/2031		2,000	2,074
Series KJ50, Class A2, 4.23%, 10/25/2034 (z)		5,900	5,748
Series K-152, Class A2, 3.78%, 11/25/2032 (z)		2,500	2,376
Series K-161, Class A2, 4.90%, 10/25/2033 (z)		1,500	1,529
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)		365	358
Series 2016-M5, Class A2, 2.47%, 04/25/2026		402	394
Series 2017-M11, Class A2, 2.98%, 08/25/2029		854	809
Series 2017-M12, Class A2, 3.06%, 06/25/2027 (z)		82	80
Series 2017-M13, Class A2, 2.93%, 09/25/2027 (z)		451	437
Series 2018-M8, Class A2, 3.30%, 06/25/2028 (z)		899	875
Series 2020-M46, Class A2, 1.32%, 05/25/2030		982	858
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052		250	233
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049		500	492
Series 2016-C31, Class A5, 3.10%, 11/15/2049		500	483
Series 2016-C32, Class A4, 3.72%, 12/15/2049		1,000	979
UBS Commercial Mortgage Trust,
Series 2018-C11, Class AS, 4.49%, 06/15/2051 (z)		1,463	1,408
Series 2018-C11, Class ASB, 4.12%, 06/15/2051		434	430
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,353
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	963
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	534
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	979
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	473

Total Commercial Mortgage-Backed Securities (Cost $56,905)			53,377

Corporate Bonds — 25.9%
Basic Materials — 0.7%
Chemicals — 0.4%
Air Liquide Finance SA, (France),
Reg. S, 0.38%, 05/27/2031	EUR	2,100	1,925

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Reg. S, 0.63%, 06/20/2030	EUR	5,600	5,363
Reg. S, 2.88%, 09/16/2032	EUR	5,000	5,268
Reg. S, 3.38%, 05/29/2034	EUR	5,600	6,067
Air Products and Chemicals, Inc.,
2.80%, 05/15/2050		5	3
4.00%, 03/03/2035	EUR	900	993
Akzo Nobel NV, (Netherlands), Reg. S, 1.50%, 03/28/2028	EUR	1,000	1,040
Argentum Netherlands BV for Givaudan SA, (Netherlands), Reg. S, 2.00%, 09/17/2030	EUR	1,000	1,017
Arkema SA, (France),
Reg. S, 0.75%, 12/03/2029	EUR	1,000	980
Reg. S, (EUR Swap Rate 5 Year + 1.57%), 1.50%, 10/21/2025 (x) (aa)	EUR	1,000	1,061
Reg. S, 1.50%, 04/20/2027	EUR	1,000	1,055
Brenntag Finance BV, (Netherlands), Reg. S, 0.50%, 10/06/2029	EUR	500	483
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,791
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,999
Dow Chemical Co. (The),
5.25%, 11/15/2041		600	553
6.90%, 05/15/2053		485	527
DuPont de Nemours, Inc.,
4.73%, 11/15/2028		854	857
5.32%, 11/15/2038		24	25
5.42%, 11/15/2048		297	298
Eastman Chemical Co.,
5.00%, 08/01/2029		40	40
5.63%, 02/20/2034		110	111
Ecolab, Inc.,
1.30%, 01/30/2031		26	21
2.13%, 02/01/2032		48	41
2.70%, 12/15/2051		2	1
FMC Corp.,
5.15%, 05/18/2026		675	677
5.65%, 05/18/2033		2,485	2,450
Givaudan Finance Europe BV, (Netherlands),
Reg. S, 1.00%, 04/22/2027	EUR	100	104
Reg. S, 4.13%, 11/28/2033	EUR	1,950	2,188
Huntsman International LLC, 4.50%, 05/01/2029		975	935
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	100	95
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	1,000	1,029
Reg. S, 0.55%, 05/19/2032	EUR	800	714
Reg. S, 1.00%, 04/20/2028	EUR	1,005	1,036
Linde plc, (Ireland),
Reg. S, 0.00%, 09/30/2026	EUR	500	521
Reg. S, 1.00%, 09/30/2051	EUR	4,400	2,528
Reg. S, 3.40%, 02/14/2036	EUR	1,900	1,996
LYB International Finance II BV, (Netherlands), 0.88%, 09/17/2026	EUR	1,000	1,052
LYB International Finance III LLC,
4.20%, 05/01/2050		79	59
5.50%, 03/01/2034		37	36
Nutrien Ltd., (Canada), 5.40%, 06/21/2034		1,620	1,619

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
PPG Industries, Inc.,
0.88%, 11/03/2025	EUR	1,000	1,070
1.20%, 03/15/2026		5	5
1.40%, 03/13/2027	EUR	1,000	1,054
2.75%, 06/01/2029	EUR	1,000	1,067
RPM International, Inc.,
2.95%, 01/15/2032		50	43
3.75%, 03/15/2027		190	187
4.55%, 03/01/2029		50	50
Sherwin-Williams Co. (The), 4.80%, 09/01/2031		20	20
Syensqo SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,081
Westlake Corp., 1.63%, 07/17/2029	EUR	3,000	3,006
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		2,000	1,819

			57,960

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		10	12
Mondi Finance Europe GmbH, (Austria), Reg. S, 2.38%, 04/01/2028	EUR	500	533

			545

Iron/Steel — 0.1%
ArcelorMittal SA, (Luxembourg),
Reg. S, 3.13%, 12/13/2028	EUR	8,800	9,486
6.80%, 11/29/2032		140	150
Steel Dynamics, Inc., 3.25%, 01/15/2031		2,640	2,415

			12,051

Mining — 0.2%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	941
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	1,898	2,080
Series 12, Reg. S, 4.30%, 09/25/2042	GBP	3,000	3,161
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		10	10
5.25%, 09/08/2030		9	9
5.30%, 02/21/2035		2,450	2,466
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,472
5.40%, 11/14/2034		4	4
5.45%, 03/15/2043		30	28
Glencore Finance Europe Ltd., (Jersey),
Reg. S, 1.50%, 10/15/2026	EUR	3,500	3,716
Reg. S, 3.75%, 04/01/2026	EUR	1,500	1,637
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,500	2,489
6.25%, 07/15/2033		1,070	1,125
Newmont Corp. / Newcrest Finance Pty Ltd, 5.35%, 03/15/2034		550	554
Norsk Hydro ASA, (Norway), Reg. S, 2.00%, 04/11/2029	EUR	800	831
Rio Tinto Finance plc, (United Kingdom), Reg. S, 4.00%, 12/11/2029	GBP	2,000	2,501
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	16
Rio Tinto Finance USA plc, (United Kingdom),
4.88%, 03/14/2030		800	807

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
5.00%, 03/14/2032		720	723
5.25%, 03/14/2035		190	191
Silfin NV, (Belgium), Reg. S, 5.13%, 07/17/2030	EUR	2,500	2,841
Southern Copper Corp.,
5.25%, 11/08/2042		127	117
5.88%, 04/23/2045		60	59
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,321

			30,099

Total Basic Materials			100,655

Communications — 1.4%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		4	3
JCDecaux SE, (France),
Reg. S, 1.63%, 02/07/2030	EUR	1,000	995
Reg. S, 2.63%, 04/24/2028	EUR	1,000	1,069
Reg. S, 5.00%, 01/11/2029	EUR	600	686
MMS USA Holdings, Inc., Reg. S, 1.25%, 06/13/2028	EUR	2,200	2,264
Omnicom Group, Inc., 5.30%, 11/01/2034		50	50

			5,067

Internet — 0.3%
Alphabet, Inc.,
1.90%, 08/15/2040		700	467
2.25%, 08/15/2060		25	14
Booking Holdings, Inc.,
0.50%, 03/08/2028	EUR	4,500	4,554
1.80%, 03/03/2027	EUR	1,500	1,597
3.63%, 11/12/2028	EUR	339	375
3.88%, 03/21/2045	EUR	4,800	4,824
4.13%, 05/12/2033	EUR	957	1,071
Expedia Group, Inc., 4.63%, 08/01/2027		700	699
Meta Platforms, Inc., 5.55%, 08/15/2064		255	250
Netflix, Inc.,
Reg. S, 3.63%, 06/15/2030	EUR	2,050	2,273
5.40%, 08/15/2054		20	20
Prosus NV, (Netherlands),
Reg. S, 1.29%, 07/13/2029	EUR	6,900	6,745
Reg. S, 1.54%, 08/03/2028	EUR	1,000	1,012
Reg. S, 1.99%, 07/13/2033	EUR	3,637	3,286
Reg. S, 2.03%, 08/03/2032	EUR	3,900	3,622
Reg. S, 2.09%, 01/19/2030	EUR	1,000	999
Reg. S, 2.78%, 01/19/2034	EUR	3,000	2,838
Uber Technologies, Inc.,
4.80%, 09/15/2034		450	437
5.35%, 09/15/2054		15	14
VeriSign, Inc.,
2.70%, 06/15/2031		49	43
4.75%, 07/15/2027		27	27
5.25%, 04/01/2025		27	27

			35,194

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		894	562
3.90%, 06/01/2052		980	632
5.13%, 07/01/2049		560	442
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	2,975
1.88%, 02/20/2036	GBP	575	517
1.95%, 01/15/2031 (jj)		2,875	2,464
2.94%, 11/01/2056		35	21
3.20%, 07/15/2036		5	4
4.25%, 10/15/2030		160	157
5.10%, 06/01/2029		20	20
5.25%, 09/26/2040	GBP	700	836
Cox Communications, Inc.,
5.45%, 09/01/2034 (e)		985	960
5.95%, 09/01/2054 (e)		580	535
Discovery Communications LLC, 4.13%, 05/15/2029		940	887
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		955	925
3.45%, 03/01/2032		47	42
Fox Corp.,
5.48%, 01/25/2039		95	91
5.58%, 01/25/2049		8	7
6.50%, 10/13/2033		810	866
Informa plc, (United Kingdom),
Reg. S, 1.25%, 04/22/2028	EUR	9,600	9,860
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,387
Reg. S, 3.63%, 10/23/2034	EUR	1,148	1,215
ITV plc, (United Kingdom),
Reg. S, 1.38%, 09/26/2026	EUR	362	385
Reg. S, 4.25%, 06/19/2032	EUR	8,400	9,212
Pearson Funding plc, (United Kingdom),
Reg. S, 3.75%, 06/04/2030	GBP	2,475	2,988
Reg. S, 5.38%, 09/12/2034	GBP	1,100	1,370
RAI-Radiotelevisione Italiana SpA, (Italy), Reg. S, 4.38%, 07/10/2029	EUR	100	112
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	4,500	4,476
Time Warner Cable LLC,
4.50%, 09/15/2042		50	38
5.50%, 09/01/2041		800	691

			44,677

Telecommunications — 0.8%
A1 Towers Holding GmbH, (Austria), Reg. S, 5.25%, 07/13/2028	EUR	12,500	14,312
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,377
4.38%, 08/07/2041	GBP	1,500	1,576
5.00%, 10/27/2026	GBP	1,200	1,550
AT&T, Inc.,
1.70%, 03/25/2026		62	60
1.80%, 09/05/2026	EUR	2,250	2,407
2.05%, 05/19/2032	EUR	200	197

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
3.50%, 06/01/2041		2,140	1,646
3.65%, 06/01/2051		1,800	1,269
4.25%, 06/01/2043	GBP	200	200
4.30%, 12/15/2042		12	10
5.40%, 02/15/2034		1,280	1,297
7.00%, 04/30/2040	GBP	400	557
Corning, Inc., 5.45%, 11/15/2079		15	14
Deutsche Telekom AG, (Germany), Reg. S, 3.63%, 02/03/2045	EUR	2,225	2,225
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		50	59
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,433
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.88%, 02/16/2036	EUR	1,600	1,723
Reg. S, 5.75%, 09/17/2029	GBP	2,000	2,656
Motorola Solutions, Inc.,
2.75%, 05/24/2031		120	106
5.40%, 04/15/2034		1,180	1,191
NBN Co. Ltd., (Australia), Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,254
Nokia OYJ, (Finland),
Reg. S, 4.38%, 08/21/2031	EUR	2,685	3,003
6.63%, 05/15/2039		50	52
NTT Finance Corp., (Japan),
Reg. S, 0.34%, 03/03/2030	EUR	500	474
Reg. S, 0.40%, 12/13/2028	EUR	1,000	990
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,386
Orange SA, (France),
Reg. S, 0.50%, 09/04/2032	EUR	100	88
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,262
9.00%, 03/01/2031		120	145
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	105
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	200	163
Reg. S, 3.75%, 03/27/2034	EUR	200	218
Reg. S, 4.00%, 03/08/2030	EUR	200	224
Reg. S, 4.13%, 11/17/2033	EUR	300	336
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,518
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	100	107
Sprint Capital Corp.,
6.88%, 11/15/2028		2,621	2,796
8.75%, 03/15/2032		90	108
Swisscom AG, (Switzerland), Reg. S, 0.13%, 09/15/2032	CHF	430	454
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	6,875	7,144
Tele2 AB, (Sweden), Reg. S, 3.75%, 11/22/2029	EUR	7,800	8,644
Telefonaktiebolaget LM Ericsson, (Sweden),
Reg. S, 1.00%, 05/26/2029	EUR	1,315	1,295
Reg. S, 5.38%, 05/29/2028	EUR	8,870	10,216
Telefonica Emisiones SA, (Spain),
Reg. S, 1.86%, 07/13/2040	EUR	4,800	3,774
7.05%, 06/20/2036		166	184
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	213

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Telenor ASA, (Norway),
Reg. S, 0.25%, 02/14/2028	EUR	1,300	1,310
Reg. S, 3.38%, 04/01/2032 (w)	EUR	8,575	9,318
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	690
Telstra Corp. Ltd., (Australia), Reg. S, 1.00%, 04/23/2030	EUR	1,025	1,003
Telstra Group Ltd., (Australia), Reg. S, 3.75%, 05/04/2031	EUR	3,500	3,894
T-Mobile USA, Inc.,
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		324	216
3.88%, 04/15/2030		3,420	3,274
4.38%, 04/15/2040		12	10
4.50%, 04/15/2050		100	83
5.15%, 04/15/2034		10	10
5.25%, 06/15/2055		200	183
5.50%, 01/15/2055		105	99
Verizon Communications, Inc.,
0.88%, 04/08/2027	EUR	475	496
1.68%, 10/30/2030		8	7
2.50%, 04/08/2031	GBP	1,000	1,107
2.55%, 03/21/2031		437	384
2.65%, 11/20/2040		950	665
3.25%, 02/17/2026	EUR	200	218
3.88%, 03/01/2052		370	275
4.02%, 12/03/2029		2	2
4.75%, 10/31/2034	EUR	200	232
4.78%, 02/15/2035 (e)		20	19

			106,520

Total Communications			191,458

Consumer Cyclical — 1.5%
Airlines — 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		1,740	1,733
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	639	672
International Consolidated Airlines Group SA, (Spain), Reg. S, 3.75%, 03/25/2029	EUR	800	881
Ryanair DAC, (Ireland), Reg. S, 0.88%, 05/25/2026	EUR	1,500	1,588
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,157
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	517
4.63%, 04/15/2029 (e)		360	341

			6,889

Apparel — 0.0% (g)
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	825	1,046
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	807
Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,461

			3,314

Auto Manufacturers — 0.7%
American Honda Finance Corp.,
1.50%, 10/19/2027	GBP	2,300	2,739
3.30%, 03/21/2029	EUR	2,700	2,936

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
3.75%, 10/25/2027	EUR	3,300	3,653
3.95%, 03/19/2032	EUR	2,600	2,833
Cummins, Inc., 5.45%, 02/20/2054		22	21
Ford Motor Co., 3.25%, 02/12/2032		700	576
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	488
4.45%, 02/14/2030	EUR	2,075	2,256
4.95%, 05/28/2027		3,065	3,021
5.88%, 11/07/2029		1,800	1,779
6.80%, 11/07/2028		200	205
7.35%, 03/06/2030		1,120	1,171
General Motors Co.,
5.20%, 04/01/2045		560	471
6.25%, 10/02/2043		55	53
6.60%, 04/01/2036		520	536
General Motors Financial Co., Inc.,
2.35%, 02/26/2027		10	10
2.70%, 08/20/2027		1,450	1,379
2.70%, 06/10/2031		585	498
2.75%, 06/20/2025		40	40
5.00%, 04/09/2027		1,120	1,121
5.35%, 01/07/2030		3,200	3,190
Hyundai Capital America,
4.88%, 11/01/2027 (e)		1,815	1,818
5.00%, 01/07/2028 (e)		1,750	1,754
6.50%, 01/16/2029 (e)		1,085	1,137
Mercedes-Benz Finance North America LLC, 5.00%, 01/11/2034 (e)		210	205
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	14
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	2,967
PACCAR Financial Europe BV, (Netherlands), Reg. S, 3.25%, 11/29/2025	EUR	5,000	5,428
RCI Banque SA, (France),
Reg. S, 1.13%, 01/15/2027	EUR	800	840
Reg. S, 4.75%, 07/06/2027	EUR	2,100	2,354
Stellantis Finance US, Inc., 5.75%, 03/18/2030 (e)		715	714
Toyota Finance Australia Ltd., (Australia), Reg. S, 3.39%, 03/18/2030	EUR	2,675	2,926
Toyota Motor Finance Netherlands BV, (Netherlands), Reg. S, 3.13%, 07/11/2029	EUR	1,496	1,627
Traton Finance Luxembourg SA, (Luxembourg), Reg. S, 3.75%, 03/27/2030	EUR	5,100	5,577
Volkswagen Bank GmbH, (Germany),
Reg. S, 1.25%, 12/15/2025	EUR	1,000	1,071
Reg. S, 4.25%, 01/07/2026	EUR	20,000	21,862
Reg. S, 4.63%, 05/03/2031	EUR	2,500	2,805
Volkswagen Financial Services AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	11
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,226
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (e)		1,540	1,552
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,035
Reg. S, 4.13%, 11/15/2025	EUR	8,000	8,724
Reg. S, 4.25%, 03/29/2029	EUR	1,500	1,669
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	228
Volkswagen Leasing GmbH, (Germany),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,574
Reg. S, 1.50%, 06/19/2026	EUR	5,000	5,327
Volvo Treasury AB, (Sweden), Reg. S, 3.13%, 08/26/2027	EUR	269	293

			104,714

Auto Parts & Equipment — 0.1%
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	203
Magna International, Inc., (Canada), 2.45%, 06/15/2030		1,000	887
Pirelli & C SpA, (Italy), Reg. S, 4.25%, 01/18/2028	EUR	2,925	3,270
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	4,943

			9,303

Distribution/Wholesale — 0.1%
Bunzl Finance plc, (United Kingdom),
Reg. S, 1.50%, 10/30/2030	GBP	1,050	1,124
Reg. S, 3.38%, 04/09/2032	EUR	3,022	3,198
IMCD NV, (Netherlands), Reg. S, 4.88%, 09/18/2028	EUR	5,980	6,777
LKQ Corp., 5.75%, 06/15/2028		135	138

			11,237

Entertainment — 0.1%
Smithsonian Institution, 1.87%, 09/01/2029		1,000	888
Universal Music Group NV, (Netherlands), Reg. S, 3.75%, 06/30/2032	EUR	3,700	4,037
Warnermedia Holdings, Inc.,
4.69%, 05/17/2033	EUR	3,500	3,708
5.05%, 03/15/2042		865	689
5.14%, 03/15/2052		1,000	726

			10,048

Food Service — 0.2%
Compass Group Finance Netherlands BV, (Netherlands), Reg. S, 1.50%, 09/05/2028	EUR	206	214
Compass Group plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2029	GBP	2,500	2,911
Reg. S, 3.25%, 02/06/2031	EUR	9,303	10,060
Reg. S, 3.25%, 09/16/2033	EUR	6,300	6,683
Sodexo SA, (France),
Reg. S, 1.00%, 07/17/2028	EUR	500	509
Reg. S, 1.00%, 04/27/2029	EUR	1,000	1,000
Reg. S, 2.50%, 06/24/2026	EUR	500	540

			21,917

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	179
Lennar Corp., 5.00%, 06/15/2027		10	10
MDC Holdings, Inc., 6.00%, 01/15/2043		5	5
NVR, Inc., 3.00%, 05/15/2030		152	139
PulteGroup, Inc.,
6.38%, 05/15/2033		24	26
7.88%, 06/15/2032		30	34
Toll Brothers Finance Corp., 3.80%, 11/01/2029		100	95

			488

Leisure Time — 0.0% (g)
Amadeus IT Group SA, (Spain), Reg. S, 2.88%, 05/20/2027	EUR	500	543

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — 0.1%
Accor SA, (France), Reg. S, 1.75%, 02/04/2026	EUR	6,900	7,408
Choice Hotels International, Inc., 5.85%, 08/01/2034		40	40
Hyatt Hotels Corp.,
4.38%, 09/15/2028		10	10
5.25%, 06/30/2029		275	277
IHG Finance LLC, Reg. S, 4.38%, 11/28/2029	EUR	1,897	2,142
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 2.13%, 08/24/2026	GBP	600	745
Reg. S, 2.13%, 05/15/2027	EUR	3,000	3,204
Reg. S, 3.38%, 10/08/2028	GBP	450	548
Marriott International, Inc.,
4.88%, 05/15/2029		30	30
5.00%, 10/15/2027		775	784
5.30%, 05/15/2034		64	64
5.35%, 03/15/2035		830	820
5.45%, 09/15/2026		87	88
Series HH, 2.85%, 04/15/2031		624	554
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,217

			17,931

Retail — 0.1%
Alimentation Couche-Tard, Inc., (Canada), 5.27%, 02/12/2034 (e)		560	552
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,275
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,180
4.75%, 02/01/2033		850	828
5.20%, 08/01/2033		25	25
5.40%, 07/15/2034		30	30
Darden Restaurants, Inc.,
4.35%, 10/15/2027		20	20
4.55%, 10/15/2029		55	54
6.30%, 10/10/2033		20	21
Ferguson Enterprises, Inc., 5.00%, 10/03/2034		295	286
Genuine Parts Co., 4.95%, 08/15/2029		910	913
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	24	30
Home Depot, Inc. (The), 4.20%, 04/01/2043		818	698
McDonald’s Corp.,
Reg. S, 0.90%, 06/15/2026	EUR	1,500	1,591
Reg. S, 1.75%, 05/03/2028	EUR	1,000	1,052
Reg. S, 1.88%, 05/26/2027	EUR	1,000	1,068
Reg. S, 2.38%, 05/31/2029	EUR	200	211
4.60%, 05/26/2045		20	17
O’Reilly Automotive, Inc.,
3.90%, 06/01/2029		2	2
4.20%, 04/01/2030		8	8
4.70%, 06/15/2032		6	6
Pandora A/S, (Denmark), Reg. S, 4.50%, 04/10/2028	EUR	3,525	3,966
Roadster Finance DAC, (Ireland), Reg. S, 2.38%, 12/08/2027	EUR	500	525
Wesfarmers Ltd., (Australia), Reg. S, 0.95%, 10/21/2033	EUR	1,000	878

			16,236

Total Consumer Cyclical			202,620

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Consumer Non-cyclical — 3.6%
Agriculture — 0.8%
Altria Group, Inc.,
3.13%, 06/15/2031	EUR	23,100	24,407
3.40%, 02/04/2041		75	55
3.70%, 02/04/2051		110	75
3.88%, 09/16/2046		95	69
4.00%, 02/04/2061		60	42
4.88%, 02/04/2028		70	70
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		6	6
6.20%, 11/01/2028		75	79
6.20%, 02/14/2059		28	28
BAT Capital Corp.,
2.26%, 03/25/2028		101	94
3.56%, 08/15/2027		646	630
4.54%, 08/15/2047		104	83
4.76%, 09/06/2049		5	4
5.83%, 02/20/2031		65	68
6.00%, 02/20/2034		15	16
7.08%, 08/02/2043		60	65
7.08%, 08/02/2053		15	16
BAT International Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/13/2027	EUR	625	658
Reg. S, 2.25%, 06/26/2028	GBP	860	1,018
Reg. S, 2.25%, 01/16/2030	EUR	2,500	2,580
Reg. S, 2.25%, 09/09/2052	GBP	1,500	873
Reg. S, 3.13%, 03/06/2029	EUR	559	606
Reg. S, 4.13%, 04/12/2032	EUR	5,950	6,492
4.45%, 03/16/2028		20	20
5.93%, 02/02/2029		1,825	1,901
Reg. S, 6.00%, 11/24/2034	GBP	600	775
BAT Netherlands Finance BV, (Netherlands), Reg. S, 3.13%, 04/07/2028	EUR	625	680
British American Tobacco plc, (United Kingdom), Series 5.25, Reg. S, (EUR Swap Rate 5 Year + 3.37%), 3.00%, 09/27/2026 (x) (aa)	EUR	2,000	2,127
Cargill, Inc.,
2.13%, 04/23/2030 (e)		1,500	1,335
4.76%, 11/23/2045 (e)		375	335
Imperial Brands Finance Netherlands BV, (Netherlands),
Reg. S, 1.75%, 03/18/2033	EUR	1,440	1,323
Reg. S, 5.25%, 02/15/2031	EUR	9,300	10,819
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 3.38%, 02/26/2026	EUR	1,161	1,262
Reg. S, 5.50%, 09/28/2026	GBP	4,000	5,197
5.50%, 02/01/2030 (e)		2,000	2,043
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (e)		960	987
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	2,641	2,601
Reg. S, 2.75%, 09/28/2033	GBP	4,475	4,709
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 2.88%, 10/07/2083 (aa)	EUR	1,254	1,309
Reg. S, 3.63%, 04/11/2034	EUR	5,000	5,305
Louis Dreyfus Co. Finance BV, (Netherlands), Reg. S, 3.50%, 10/22/2031	EUR	1,500	1,596

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
Philip Morris International, Inc.,
0.13%, 08/03/2026	EUR	1,000	1,046
1.45%, 08/01/2039	EUR	3,800	2,865
1.75%, 11/01/2030		70	60
1.88%, 11/06/2037	EUR	1,000	840
3.13%, 06/03/2033	EUR	9,100	9,580
3.75%, 01/15/2031	EUR	6,850	7,534
4.63%, 11/01/2029 (jj)		4,050	4,057
5.13%, 02/13/2031		635	645
5.25%, 02/13/2034		30	30
5.38%, 02/15/2033		75	76
6.38%, 05/16/2038		105	115
Reynolds American, Inc., 5.85%, 08/15/2045		90	86
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	567
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	1,069
Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,069

			113,003

Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036 (jj)		1,700	1,636
4.90%, 02/01/2046 (jj)		1,533	1,408
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	10
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	4
Carlsberg Breweries A/S, (Denmark), Reg. S, 3.50%, 11/26/2026	EUR	4,100	4,499
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	300	290
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	4,800	4,670
0.50%, 03/09/2033	EUR	700	610
0.80%, 03/15/2040	EUR	5,800	4,173
1.25%, 03/08/2031	EUR	1,000	974
2.60%, 06/01/2050		20	12
2.75%, 06/01/2060		290	173
2.88%, 05/05/2041		15	11
3.00%, 03/05/2051		230	153
5.40%, 05/13/2064		470	458
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 1.13%, 04/12/2029	EUR	1,000	1,005
Reg. S, 1.75%, 03/27/2026	EUR	2,000	2,147
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	893	881
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	2,922
Reg. S, 2.50%, 03/27/2032	EUR	600	617
Reg. S, 2.75%, 06/08/2038	GBP	625	591
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,750	1,545
0.75%, 10/14/2033	EUR	1,350	1,186
1.13%, 03/18/2031	EUR	1,000	967
4.20%, 07/18/2052		45	37
4.65%, 02/15/2053		3	3

			30,982

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Biotechnology — 0.0% (g)
Amgen, Inc.,
3.35%, 02/22/2032		10	9
4.05%, 08/18/2029		39	38
4.40%, 05/01/2045		35	30
5.25%, 03/02/2033		1,505	1,524
5.60%, 03/02/2043		615	608
5.65%, 03/02/2053		450	439
Gilead Sciences, Inc.,
4.00%, 09/01/2036		315	283
4.80%, 04/01/2044		265	241
5.10%, 06/15/2035		10	10
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050		75	44

			3,226

Commercial Services — 1.0%
AA Bond Co. Ltd., (Jersey), Reg. S, 6.85%, 07/31/2031	GBP	100	132
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	4,400	5,526
APRR SA, (France), Reg. S, 1.88%, 01/03/2029	EUR	4,000	4,176
ASTM SpA, (Italy),
Reg. S, 1.00%, 11/25/2026	EUR	1,000	1,054
Reg. S, 1.63%, 02/08/2028	EUR	500	522
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	4,125
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.63%, 01/25/2028	EUR	7,000	7,308
Reg. S, 2.25%, 01/25/2032	EUR	7,000	6,843
Ayvens SA, (France), Reg. S, 3.88%, 01/24/2028	EUR	1,100	1,218
Babcock International Group plc, (United Kingdom), Reg. S, 1.38%, 09/13/2027	EUR	22,627	23,591
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		1,500	1,473
Reg. S, 0.89%, 12/10/2025		200	195
Cintas Corp. No. 2, 4.00%, 05/01/2032		230	218
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	657
Edenred SE, (France), Reg. S, 1.88%, 03/06/2026	EUR	500	537
Elis SA, (France), Reg. S, 3.75%, 03/21/2030	EUR	2,000	2,183
Equifax, Inc.,
3.10%, 05/15/2030		1,800	1,657
5.10%, 12/15/2027		90	91
ERAC USA Finance LLC,
4.50%, 02/15/2045 (e)		400	345
4.60%, 05/01/2028 (e)		1,100	1,103
4.90%, 05/01/2033 (e)		865	852
7.00%, 10/15/2037 (e)		800	910
Experian Finance plc, (United Kingdom),
Reg. S, 1.38%, 06/25/2026	EUR	2,625	2,800
Reg. S, 3.25%, 04/07/2032	GBP	425	488
Reg. S, 3.38%, 10/10/2034	EUR	6,661	7,006
Global Payments, Inc.,
2.90%, 11/15/2031		130	114
3.20%, 08/15/2029		80	75
4.88%, 03/17/2031	EUR	2,050	2,313

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	298
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,719
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	350
Leasys SpA, (Italy), Reg. S, 3.88%, 10/12/2027	EUR	2,300	2,541
ManpowerGroup, Inc.,
Reg. S, 1.75%, 06/22/2026	EUR	1,000	1,071
Reg. S, 3.50%, 06/30/2027	EUR	500	547
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	468
4.68%, 07/01/2114		550	467
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,196
Motability Operations Group plc, (United Kingdom), Reg. S, 5.75%, 06/17/2051	GBP	2,425	2,887
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Prosegur Cash SA, (Spain), Reg. S, 1.38%, 02/04/2026	EUR	1,500	1,601
Quanta Services, Inc.,
2.35%, 01/15/2032		60	50
2.90%, 10/01/2030		45	41
3.05%, 10/01/2041		30	21
RELX Capital, Inc.,
4.75%, 03/27/2030		75	75
4.75%, 05/20/2032		610	601
5.25%, 03/27/2035		525	528
RELX Finance BV, (Netherlands),
Reg. S, 0.50%, 03/10/2028	EUR	500	507
Reg. S, 0.88%, 03/10/2032	EUR	9,000	8,326
Reg. S, 1.38%, 05/12/2026	EUR	1,000	1,068
Reg. S, 3.75%, 06/12/2031	EUR	7,000	7,768
Rentokil Initial plc, (United Kingdom), Reg. S, 5.00%, 06/27/2032	GBP	4,000	4,982
S&P Global, Inc.,
2.30%, 08/15/2060		266	135
2.45%, 03/01/2027		35	34
5.25%, 09/15/2033		35	36
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,564
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	7,000	7,065
Reg. S, 3.00%, 04/08/2030	EUR	100	106
Reg. S, 4.23%, 04/26/2033	EUR	1,450	1,612
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/2035		300	286
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,097
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	918
University of Southern California, 4.98%, 10/01/2053		656	609
Verisk Analytics, Inc., 5.50%, 06/15/2045		28	27
Washington University (The),
4.35%, 04/15/2122		255	198
Series 2022, 3.52%, 04/15/2054		900	656

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	669
Reg. S, 2.52%, 02/07/2118	GBP	200	122
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,328
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,500	1,506
Reg. S, 0.75%, 07/03/2030	EUR	4,475	4,290
Reg. S, 1.50%, 03/22/2027	EUR	4,375	4,629
Reg. S, 3.25%, 03/18/2029	EUR	2,000	2,188

			144,705

Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co., 3.70%, 08/01/2047		20	16
Essity AB, (Sweden), Reg. S, 0.25%, 02/08/2031	EUR	4,340	4,030
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,671
1.88%, 10/30/2038	EUR	325	294
3.25%, 08/02/2031	EUR	3,700	4,059
4.55%, 01/29/2034		565	561
4.88%, 05/11/2027	EUR	425	481
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	193
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 1.13%, 04/29/2028	EUR	1,000	1,036
Reg. S, 1.25%, 02/28/2031	EUR	1,500	1,463
Reg. S, 1.75%, 03/25/2030	EUR	5,450	5,603
Reg. S, 3.50%, 02/23/2035	EUR	2,850	3,095

			23,502

Food — 0.3%
Conagra Brands, Inc., 5.30%, 11/01/2038		95	90
Flowers Foods, Inc.,
5.75%, 03/15/2035		10	10
6.20%, 03/15/2055		20	20
Hormel Foods Corp., 1.70%, 06/03/2028		4	4
ITM Entreprises SASU, (France), Reg. S, 4.13%, 01/29/2030	EUR	4,400	4,753
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg),
3.00%, 05/15/2032		575	495
5.75%, 04/01/2033		741	752
Kellanova, 0.50%, 05/20/2029	EUR	1,500	1,472
Kraft Heinz Foods Co., Reg. S, 2.25%, 05/25/2028	EUR	1,000	1,062

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Kroger Co. (The), 5.65%, 09/15/2064		20	19
Mars, Inc.,
2.38%, 07/16/2040 (e)		1,200	833
5.00%, 03/01/2032 (e)		395	396
5.20%, 03/01/2035 (e)		885	887
5.80%, 05/01/2065 (e)		255	254
METRO AG, (Germany), Reg. S, 4.00%, 03/05/2030	EUR	2,775	3,016
Mondelez International Holdings Netherlands BV, (Netherlands), Reg. S, 0.25%, 09/09/2029	EUR	1,000	963
Mondelez International, Inc.,
0.25%, 03/17/2028	EUR	1,000	1,003
0.75%, 03/17/2033	EUR	500	437
1.50%, 02/04/2031		1,000	837
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,576
Reg. S, 0.38%, 05/12/2032	EUR	936	838
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,187
Reg. S, 3.00%, 03/15/2028	EUR	15	17
Nestle Holdings, Inc., 4.00%, 09/24/2048 (e)		750	605
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		35	31
6.25%, 07/01/2033		115	119
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	5,400	6,190
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,592
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,507
Reg. S, 2.75%, 04/27/2030	GBP	825	950
Reg. S, 5.50%, 02/27/2035	GBP	2,000	2,489
Woolworths Group Ltd., (Australia), Reg. S, 0.38%, 11/15/2028	EUR	1,500	1,466

			35,870

Healthcare - Products — 0.4%
Abbott Laboratories, 4.90%, 11/30/2046		151	142
Agilent Technologies, Inc., 3.05%, 09/22/2026		35	34
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	214
American Medical Systems Europe BV, (Netherlands),
3.38%, 03/08/2029	EUR	1,500	1,642
3.50%, 03/08/2032	EUR	2,900	3,139
Becton Dickinson Euro Finance Sarl, (Luxembourg), 1.21%, 06/04/2026	EUR	825	878
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	820
6.50%, 11/15/2035		15	17
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	2,275	2,406
1.80%, 09/18/2049	EUR	5,000	3,466
EssilorLuxottica SA, (France),
Reg. S, 0.75%, 11/27/2031	EUR	5,400	5,047
Reg. S, 2.88%, 03/05/2029	EUR	800	867
Reg. S, 3.00%, 03/05/2032	EUR	5,700	6,067
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		50	50

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — continued
Medtronic Global Holdings SCA, (Luxembourg),
1.13%, 03/07/2027	EUR	4,000	4,210
1.75%, 07/02/2049	EUR	900	616
3.00%, 10/15/2028	EUR	3,400	3,692
3.38%, 10/15/2034	EUR	4,200	4,462
Medtronic, Inc., 4.15%, 10/15/2053	EUR	1,020	1,070
Smith & Nephew plc, (United Kingdom), 4.57%, 10/11/2029	EUR	1,500	1,713
STERIS Irish FinCo. UnLtd Co., (Ireland), 2.70%, 03/15/2031		150	133
Stryker Corp.,
1.00%, 12/03/2031	EUR	1,300	1,215
3.38%, 12/11/2028	EUR	2,200	2,415
3.63%, 09/11/2036	EUR	3,048	3,223
Thermo Fisher Scientific Finance I BV, (Netherlands), 1.13%, 10/18/2033	EUR	1,000	900
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	623
Werfen SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	1,200	1,252
Zimmer Biomet Holdings, Inc.,
1.16%, 11/15/2027	EUR	1,000	1,036
2.43%, 12/13/2026	EUR	500	539
2.60%, 11/24/2031		16	14
5.20%, 09/15/2034		55	55

			51,957

Healthcare - Services — 0.3%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	25
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	457
Ascension Health, 3.95%, 11/15/2046		40	32
Cigna Group (The),
2.38%, 03/15/2031		58	51
4.80%, 08/15/2038		135	126
4.80%, 07/15/2046		20	17
4.90%, 12/15/2048		820	713
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	857
CommonSpirit Health, 3.91%, 10/01/2050		50	37
Elevance Health, Inc.,
3.60%, 03/15/2051		865	611
5.65%, 06/15/2054		2,405	2,310
Eurofins Scientific SE, (Luxembourg),
Reg. S, 0.88%, 05/19/2031	EUR	2,866	2,569
Reg. S, 4.75%, 09/06/2030	EUR	4,200	4,719
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/2041		1,335	937
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,485
4.13%, 06/15/2029		75	73
5.13%, 06/15/2039		383	354
5.45%, 04/01/2031		110	112
5.45%, 09/15/2034		20	20
5.60%, 04/01/2034		20	20
6.00%, 04/01/2054		35	34
6.10%, 04/01/2064		21	20

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.20%, 06/01/2030 (e)		1,400	1,240
5.20%, 06/15/2029 (e)		405	412
5.88%, 06/15/2054 (e)		265	259
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029		615	634
IQVIA, Inc., 6.25%, 02/01/2029		1,067	1,111
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	994
Series 2021, 3.00%, 06/01/2051		50	32
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034		1,085	1,042
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	2,800	2,977
Mayo Clinic,
3.77%, 11/15/2043		30	24
Series 2021, 3.20%, 11/15/2061		440	285
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		15	12
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	921
MultiCare Health System, 2.80%, 08/15/2050		1,000	596
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,495	1,052
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	758
4.02%, 08/01/2045		20	16
OhioHealth Corp.,
2.30%, 11/15/2031		830	720
2.83%, 11/15/2041		370	266
Series 2020, 3.04%, 11/15/2050		535	364
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	686
Series 2020, 3.22%, 11/15/2050		745	485
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		470	391
Series 2042, 2.72%, 01/01/2042		450	315
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		50	29
Roche Holdings, Inc.,
4.99%, 03/08/2034 (e) (jj)		1,950	1,960
5.59%, 11/13/2033 (e)		1,650	1,729
Sentara Health, Series 2021, 2.93%, 11/01/2051		2,365	1,503
Texas Health Resources, 2.33%, 11/15/2050		750	427
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		230	168
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	141
3.70%, 08/15/2049		1,100	805
5.20%, 04/15/2063		1,200	1,080
5.75%, 07/15/2064		925	905
Universal Health Services, Inc.,
2.65%, 10/15/2030		114	100
2.65%, 01/15/2032		61	51
5.05%, 10/15/2034		80	76

			41,145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Household Products/Wares — 0.1%
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	1,000	894
Kimberly-Clark Corp.,
2.88%, 02/07/2050		25	16
3.10%, 03/26/2030		8	8
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,264
Reg. S, 3.88%, 09/14/2033	EUR	1,700	1,878

			5,060

Pharmaceuticals — 0.3%
AbbVie, Inc.,
3.20%, 11/21/2029 (jj)		4,960	4,680
4.05%, 11/21/2039		25	22
4.40%, 11/06/2042		5	4
4.50%, 05/14/2035		255	244
4.95%, 03/15/2031		10	10
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	10
5.50%, 03/15/2064		210	206
AstraZeneca plc, (United Kingdom),
Reg. S, 0.38%, 06/03/2029	EUR	1,500	1,463
Reg. S, 1.25%, 05/12/2028	EUR	1,000	1,039
2.13%, 08/06/2050		3	2
4.38%, 11/16/2045		8	7
Bayer AG, (Germany), Reg. S, 1.13%, 01/06/2030	EUR	700	683
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	614
Bristol-Myers Squibb Co., 6.40%, 11/15/2063		820	893
Cardinal Health, Inc.,
4.37%, 06/15/2047		15	12
4.50%, 11/15/2044		5	4
5.35%, 11/15/2034		165	165
5.45%, 02/15/2034		23	24
Cencora, Inc.,
2.70%, 03/15/2031		65	58
3.45%, 12/15/2027		5	5
4.25%, 03/01/2045		21	17
4.30%, 12/15/2047		2	1
CVS Health Corp.,
5.05%, 03/25/2048		1,200	1,020
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		215	217
Eli Lilly & Co.,
0.50%, 09/14/2033	EUR	1,500	1,307
1.38%, 09/14/2061	EUR	1,620	871
1.63%, 06/02/2026	EUR	1,500	1,606
4.88%, 02/27/2053		270	247
4.95%, 02/27/2063		100	91
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	836
Reg. S, 5.25%, 04/10/2042	GBP	150	181

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	1,030
2.45%, 09/01/2060		30	17
3.35%, 02/26/2037	EUR	2,200	2,328
3.60%, 02/26/2045	EUR	1,800	1,857
3.75%, 03/03/2047 (jj)		1,605	1,286
5.25%, 06/01/2054		55	55
McKesson Corp.,
1.63%, 10/30/2026	EUR	2,000	2,131
3.13%, 02/17/2029	GBP	1,925	2,337
Merck & Co., Inc.,
1.38%, 11/02/2036	EUR	1,000	868
2.50%, 10/15/2034	EUR	500	503
3.90%, 03/07/2039		150	130
4.30%, 05/17/2030		20	20
4.90%, 05/17/2044		265	248
5.15%, 05/17/2063		205	190
Merck KGaA, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.54%), 3.88%, 08/27/2054 (aa)	EUR	2,700	2,909
Novartis Capital Corp., 2.75%, 08/14/2050		45	29
Novartis Finance SA, (Luxembourg),
Reg. S, 0.63%, 09/20/2028	EUR	1,000	1,017
Reg. S, 1.38%, 08/14/2030	EUR	1,000	1,002
Novo Nordisk Finance Netherlands BV, (Denmark), Reg. S, 3.38%, 05/21/2034	EUR	6,475	6,976
Novo Nordisk Finance Netherlands BV, (Netherlands),
Reg. S, 1.13%, 09/30/2027	EUR	1,000	1,044
Reg. S, 1.38%, 03/31/2030	EUR	1,000	1,004
Pfizer Investment Enterprises Pte Ltd., (Singapore), 5.34%, 05/19/2063		6	5
Sanofi SA, (France), Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	800	726
Upjohn Finance BV, (Netherlands), Reg. S, 1.36%, 06/23/2027	EUR	1,000	1,042
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,595
4.00%, 06/22/2050		30	20
Zoetis, Inc., 4.70%, 02/01/2043		28	25

			46,943

Total Consumer Non-cyclical			496,393

Energy — 0.9%
Energy - Alternate Sources — 0.0% (g)
ERG SpA, (Italy),
Reg. S, 0.50%, 09/11/2027	EUR	5,000	5,116
Reg. S, 0.88%, 09/15/2031	EUR	200	181

			5,297

Oil & Gas — 0.6%
Aker BP ASA, (Norway),
3.10%, 07/15/2031 (e)		1,885	1,657
3.75%, 01/15/2030 (e)		2,000	1,888
5.60%, 06/13/2028 (e)		795	812
6.00%, 06/13/2033 (e)		910	926

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
BP Capital Markets BV, (Netherlands),
Reg. S, 3.36%, 09/12/2031	EUR	1,000	1,076
Reg. S, 4.32%, 05/12/2035	EUR	1,500	1,673
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.64%, 06/26/2029	EUR	1,000	1,029
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,510
Reg. S, (EUR Swap Rate 5 Year + 3.52%), 3.25%, 03/22/2026 (x) (aa)	EUR	1,900	2,044
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,372
Reg. S, (UK Gilts 5 Year + 3.89%), 4.25%, 03/22/2027 (x) (aa)	GBP	4,900	6,138
(CMT Index 5 Year + 1.92%), 6.13%, 03/18/2035 (x) (aa)		150	148
Canadian Natural Resources Ltd., (Canada),
3.85%, 06/01/2027		9	9
4.95%, 06/01/2047		20	17
5.40%, 12/15/2034 (e)		2,765	2,727
6.25%, 03/15/2038		10	10
6.50%, 02/15/2037		60	63
Cepsa Finance SA, (Spain), Reg. S, 4.13%, 04/11/2031	EUR	400	435
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	12
ConocoPhillips Co.,
5.00%, 01/15/2035		1,130	1,116
5.55%, 03/15/2054		10	9
5.65%, 01/15/2065		1,200	1,153
5.70%, 09/15/2063		535	519
Continental Resources, Inc., 4.90%, 06/01/2044		5	4
Coterra Energy, Inc., 5.60%, 03/15/2034		17	17
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,400	2,170
5.15%, 01/30/2030		30	30
5.20%, 04/18/2027		30	30
5.40%, 04/18/2034		10	10
5.75%, 04/18/2054		660	619
6.25%, 03/15/2033		300	317
Eni SpA, (Italy),
Reg. S, 0.63%, 01/23/2030	EUR	500	482
Reg. S, 1.00%, 10/11/2034	EUR	400	335
Reg. S, 1.50%, 02/02/2026	EUR	1,000	1,072
Reg. S, 1.50%, 01/17/2027	EUR	2,700	2,867
Reg. S, 1.63%, 05/17/2028	EUR	1,000	1,046
Reg. S, 2.00%, 05/18/2031	EUR	500	502
EOG Resources, Inc.,
4.38%, 04/15/2030		10	10
4.95%, 04/15/2050		23	21
5.65%, 12/01/2054		25	24
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	787
1.75%, 01/22/2026		200	196
2.38%, 05/22/2030		30	27
3.25%, 11/18/2049		30	21
3.63%, 04/06/2040		1,800	1,501

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
3.70%, 04/06/2050		15	11
Reg. S, 6.88%, 03/11/2031	GBP	150	213
Expand Energy Corp., 5.70%, 01/15/2035		55	55
Exxon Mobil Corp.,
0.84%, 06/26/2032	EUR	1,050	951
1.41%, 06/26/2039	EUR	1,205	936
Hess Corp.,
5.60%, 02/15/2041		10	10
5.80%, 04/01/2047		6	6
Marathon Petroleum Corp.,
4.50%, 04/01/2048		15	12
5.15%, 03/01/2030		150	150
5.70%, 03/01/2035		35	35
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	4,300	4,451
Neste OYJ, (Finland), Reg. S, 3.75%, 03/20/2030	EUR	2,150	2,336
Occidental Petroleum Corp.,
5.38%, 01/01/2032		705	695
6.13%, 01/01/2031		60	61
6.63%, 09/01/2030		405	426
8.88%, 07/15/2030		70	80
ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,322
Ovintiv, Inc., 5.65%, 05/15/2028		715	732
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	913
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		320	343
Shell International Finance BV, (Netherlands),
Reg. S, 1.63%, 01/20/2027	EUR	3,900	4,151
Reg. S, 1.88%, 04/07/2032	EUR	1,000	983
6.38%, 12/15/2038		15	16
TotalEnergies Capital International SA, (France),
Reg. S, 0.95%, 05/18/2031	EUR	1,000	948
Reg. S, 1.38%, 10/04/2029	EUR	2,000	2,033
Reg. S, 1.49%, 09/04/2030	EUR	1,000	996
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 01/17/2027 (x) (aa)	EUR	2,000	2,096
Reg. S, (EUR Swap Rate 5 Year + 2.94%), 3.25%, 07/17/2036 (x) (aa)	EUR	500	468
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	3,500	3,785
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	2,700	2,759
Valero Energy Corp., 6.63%, 06/15/2037		65	70
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,607
Reg. S, 5.50%, 05/04/2029	EUR	4,175	4,825

			77,906

Oil & Gas Services — 0.0% (g)
Schlumberger Finance BV, (Netherlands),
Reg. S, 0.25%, 10/15/2027	EUR	1,500	1,529
Reg. S, 0.50%, 10/15/2031	EUR	500	454
Schlumberger Finance France SAS, (France), Reg. S, 1.00%, 02/18/2026	EUR	500	533

			2,516

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	8
Cheniere Energy Partners LP, 4.00%, 03/01/2031		139	130
Cheniere Energy, Inc., 5.65%, 04/15/2034		120	121
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,230
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	192
6.04%, 11/15/2033 (e)		280	288
DCP Midstream Operating LP,
3.25%, 02/15/2032		5	4
5.13%, 05/15/2029		1,500	1,509
5.38%, 07/15/2025		4	4
Enbridge, Inc., (Canada),
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)		50	51
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)		10	10
Energy Transfer LP,
4.20%, 04/15/2027		5,800	5,749
5.40%, 10/01/2047		95	85
5.55%, 02/15/2028		1,210	1,238
5.60%, 09/01/2034		87	87
6.05%, 12/01/2026		1,710	1,747
6.20%, 04/01/2055		295	291
6.40%, 12/01/2030		620	660
6.55%, 12/01/2033		246	263
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,488
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	32
5.10%, 02/15/2045 (jj)		1,700	1,574
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	587
5.55%, 02/16/2055		558	539
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (aa)		70	69
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	215
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	720
Kinder Morgan, Inc.,
1.75%, 11/15/2026		40	38
2.25%, 03/16/2027	EUR	1,500	1,603
4.80%, 02/01/2033		100	97
5.00%, 02/01/2029		30	30
5.95%, 08/01/2054		45	44
MPLX LP,
2.65%, 08/15/2030		1,506	1,340
4.13%, 03/01/2027		48	48
4.50%, 04/15/2038		30	26
4.70%, 04/15/2048		1,272	1,037
4.90%, 04/15/2058		30	24
4.95%, 03/14/2052		865	724
5.00%, 03/01/2033		1,470	1,432
5.50%, 06/01/2034		22	22
5.50%, 02/15/2049		60	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
ONEOK, Inc.,
2.20%, 09/15/2025		10	10
3.40%, 09/01/2029		208	196
3.95%, 03/01/2050		15	11
4.45%, 09/01/2049		2,540	1,973
5.05%, 04/01/2045		35	30
5.20%, 07/15/2048		14	12
5.65%, 11/01/2028		325	335
5.85%, 01/15/2026		25	25
6.05%, 09/01/2033		1,100	1,143
6.10%, 11/15/2032		31	32
6.35%, 01/15/2031		40	42
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029		90	85
Targa Resources Corp.,
4.20%, 02/01/2033		100	92
5.20%, 07/01/2027		965	976
5.50%, 02/15/2035		985	977
6.13%, 03/15/2033		285	297
6.13%, 05/15/2055		60	59
6.50%, 02/15/2053		300	311
TransCanada Trust, (Canada), Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.88%, 08/15/2076 (aa)		70	70
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030		80	74
Western Midstream Operating LP,
4.05%, 02/01/2030		960	915
4.50%, 03/01/2028		1,200	1,188
4.65%, 07/01/2026		480	479
6.15%, 04/01/2033		20	21
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,773
5.15%, 03/15/2034		2,015	1,983
5.30%, 08/15/2028		2,350	2,398
5.30%, 08/15/2052		30	28
5.80%, 11/15/2043		5	5
5.80%, 11/15/2054		400	392

			41,343

Total Energy			127,062

Financial — 11.3%
Banks — 8.1%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	66
Reg. S, 1.25%, 01/10/2033	EUR	100	95
Reg. S, 1.38%, 01/12/2037	EUR	100	88
Reg. S, 1.45%, 04/12/2038	EUR	100	86
Reg. S, 4.38%, 10/20/2028	EUR	3,500	3,953
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.45%), 5.50%, 09/21/2033 (aa)	EUR	500	572
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,100	2,121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	1,067
Aktia Bank OYJ, (Finland), Reg. S, 3.00%, 10/22/2029	EUR	100	110
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	363	369
Reg. S, 4.63%, 02/06/2027	EUR	200	224
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	6,094
Argenta Spaarbank NV, (Belgium),
Reg. S, 2.88%, 02/03/2032	EUR	100	107
Reg. S, 3.38%, 06/22/2028	EUR	100	111
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	104
Reg. S, 0.38%, 07/14/2025	EUR	2,950	3,168
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	110
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	986
Reg. S, 0.50%, 09/24/2029	EUR	1,000	970
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	2,925	3,075
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.32%), 3.71%, 07/31/2035 (aa)	EUR	9,600	10,288
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 5.10%, 02/03/2033 (aa)	EUR	4,000	4,512
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,604	3,811
Reg. S, 3.50%, 04/23/2029	EUR	100	111
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (EURIBOR 3 Month + 0.52%), 0.13%, 03/24/2027 (aa)	EUR	6,700	7,071
Reg. S, 0.38%, 11/15/2026	EUR	1,000	1,045
Reg. S, 0.50%, 01/14/2027	EUR	1,000	1,041
Reg. S, 1.00%, 06/21/2026	EUR	1,000	1,063
Reg. S, 3.38%, 09/20/2027	EUR	6,800	7,487
Reg. S, 3.50%, 02/10/2027	EUR	500	547
Reg. S, 3.50%, 03/26/2031	EUR	900	989
Banco BPI SA, (Portugal), Reg. S, 3.63%, 07/04/2028	EUR	1,600	1,784
Banco BPM SpA, (Italy), Reg. S, 3.38%, 01/24/2030	EUR	100	111
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	2,900	3,088
Reg. S, 1.75%, 05/30/2029	EUR	100	104
Reg. S, 3.25%, 06/05/2034	EUR	100	109
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.25%), 3.38%, 02/18/2033 (aa)	EUR	2,000	2,101
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.25%), 3.50%, 05/27/2031 (aa)	EUR	15,400	16,643
Reg. S, (EUR Swap Rate 1 Year + 2.00%), 5.00%, 06/07/2029 (aa)	EUR	700	803
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	1,903
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	178
Reg. S, 0.13%, 06/04/2030	EUR	100	94
Reg. S, 0.20%, 02/11/2028	EUR	5,900	5,914
Reg. S, 1.13%, 10/25/2028	EUR	100	103
Reg. S, 1.63%, 10/22/2030	EUR	100	98
Reg. S, 3.13%, 05/28/2029	EUR	100	110

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 4.25%, 06/12/2030	EUR	13,900	15,867
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,296
5.29%, 08/18/2027		1,400	1,417
5.44%, 07/15/2031		4,200	4,299
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		5,015	5,117
6.03%, 01/17/2035		1,200	1,239
Banco Santander Totta SA, (Portugal),
Reg. S, 1.25%, 09/26/2027	EUR	100	105
Reg. S, 3.38%, 04/19/2028	EUR	1,800	1,992
Bank of America Corp.,
Reg. S, (EURIBOR 3 Month + 0.95%), 1.10%, 05/24/2032 (aa)	EUR	1,900	1,779
Reg. S, (EURIBOR 3 Month + 0.89%), 1.66%, 04/25/2028 (aa)	EUR	2,340	2,472
Reg. S, (UK Gilts 1 Year + 1.10%), 1.67%, 06/02/2029 (aa)	GBP	2,000	2,330
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,415	1,363
Reg. S, (EURIBOR 3 Month + 0.91%), 1.95%, 10/27/2026 (aa)	EUR	2,000	2,153
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,386
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	853
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	2,960
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,244
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,700	1,201
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,890
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	122
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	7
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		1,240	1,201
Reg. S, (UK Gilts 1 Year + 1.75%), 3.58%, 04/27/2031 (aa)	GBP	1,500	1,802
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	646
(CMT Index 5 Year + 2.00%), 3.85%, 03/08/2037 (aa)		132	118
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		120	118
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		3	3
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	8
(United States SOFR + 1.83%), 4.57%, 04/27/2033 (aa)		155	149
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		7	7
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	30
(United States SOFR + 1.91%), 5.29%, 04/25/2034 (aa)		1,016	1,018
(United States SOFR + 1.74%), 5.52%, 10/25/2035 (aa)		2,200	2,152
Reg. S, 7.00%, 07/31/2028	GBP	650	892
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,305	1,150
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		90	64

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series TT, (CMT Index 5 Year + 3.23%), 6.13%, 04/27/2027 (x) (aa)		190	192
Bank of Montreal, (Canada),
Reg. S, 0.13%, 01/26/2027	EUR	1,800	1,870
Reg. S, 1.00%, 04/05/2026	EUR	100	107
Reg. S, 2.75%, 10/13/2026	EUR	100	109
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		13	13
(United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		16	16
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		10	10
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		9	9
(United States SOFR + 1.60%), 6.32%, 10/25/2029 (aa)		2	2
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (x) (aa)		195	192
Bank of New Zealand, (New Zealand),
Reg. S, 2.55%, 06/29/2027	EUR	100	108
Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,286
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	1,900	1,971
Reg. S, 0.38%, 03/26/2030	EUR	100	96
(CMT Index 5 Year + 2.90%), 7.35%, 04/27/2085 (aa)		200	198
Bank of Queensland Ltd., (Australia),
Reg. S, 1.84%, 06/09/2027	EUR	7,600	8,115
Reg. S, 3.30%, 07/30/2029	EUR	1,988	2,196
Bankinter SA, (Spain),
Reg. S, 0.88%, 07/08/2026	EUR	3,000	3,172
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	1,900	1,962
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 3.50%, 09/10/2032 (aa)	EUR	2,400	2,592
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.01%, 05/11/2026	EUR	1,000	1,050
Reg. S, 0.63%, 11/03/2028	EUR	1,000	990
Reg. S, 0.75%, 06/08/2026	EUR	1,000	1,058
Reg. S, 0.75%, 01/17/2030	EUR	1,000	955
Reg. S, 1.13%, 11/19/2031	EUR	600	539
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,049
Reg. S, 1.25%, 06/03/2030	EUR	1,000	965
Reg. S, 1.38%, 07/16/2028	EUR	3,000	3,092
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,279
Reg. S, 1.88%, 06/18/2029	EUR	1,000	1,010
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,584
Reg. S, 2.63%, 11/06/2029	EUR	500	525
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,710
Reg. S, 3.25%, 10/17/2031	EUR	3,300	3,524
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,263
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	4,400	4,798
Reg. S, 5.00%, 10/22/2029	GBP	6,600	8,463
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	117
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	2,000	2,089
Reg. S, 3.00%, 05/08/2026	GBP	100	127
Reg. S, 3.25%, 02/12/2027	GBP	1,200	1,500
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	825	1,051
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.55%), 3.94%, 01/31/2036 (aa)	EUR	4,750	4,999

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.34%), 4.84%, 09/10/2028 (aa)		1,320	1,321
(United States SOFR + 1.23%), 5.37%, 02/25/2031 (aa)		1,310	1,323
Reg. S, (SONIA Interest Rate Benchmark + 2.06%), 5.85%, 03/21/2035 (aa)	GBP	10,000	12,724
(United States SOFR + 2.42%), 6.04%, 03/12/2055 (aa)		210	211
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		1,120	1,147
Basellandschaftliche Kantonalbank, (Switzerland),
Reg. S, 0.05%, 01/28/2031	CHF	1,000	1,079
Reg. S, 0.25%, 01/25/2027	CHF	900	1,012
Reg. S, 0.38%, 05/13/2030	CHF	100	111
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	99
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.10%, 05/12/2031	EUR	100	91
Reg. S, 2.00%, 08/25/2032	EUR	100	100
Bayerische Landesbank, (Germany),
Reg. S, 0.05%, 04/30/2031	EUR	50	46
Reg. S, 0.13%, 02/10/2028	EUR	600	598
Reg. S, 0.13%, 11/02/2029	EUR	50	48
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	102
Reg. S, 2.13%, 09/01/2031	EUR	50	52
Reg. S, 3.00%, 02/18/2030	EUR	300	323
Reg. S, 3.00%, 10/10/2031	EUR	100	107
Reg. S, 3.63%, 08/04/2032	EUR	300	323
Reg. S, 3.75%, 02/07/2029	EUR	600	666
Reg. S, 4.25%, 06/21/2027	EUR	400	446
Belfius Bank SA, (Belgium),
Reg. S, 0.00%, 08/28/2026	EUR	200	209
Reg. S, 0.13%, 02/08/2028	EUR	600	603
Reg. S, (EUR Swap Rate 5 Year + 1.30%), 1.25%, 04/06/2034 (aa)	EUR	100	98
Reg. S, 3.13%, 01/30/2031	EUR	100	107
Reg. S, 3.25%, 10/18/2027	EUR	100	110
Reg. S, 3.38%, 02/20/2031	EUR	200	214
Reg. S, 3.75%, 01/22/2029	EUR	100	110
Reg. S, 4.13%, 09/12/2029	EUR	100	113
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	558
Reg. S, (EUR Swap Rate 5 Year + 2.45%), 5.25%, 04/19/2033 (aa)	EUR	100	113
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	100	105
Reg. S, 0.01%, 07/07/2028	EUR	180	180
Reg. S, 1.75%, 05/10/2032	EUR	50	50
Reg. S, 3.00%, 01/10/2033	EUR	50	54
BNP Paribas SA, (France),
Reg. S, (EURIBOR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	1,033
Reg. S, (EURIBOR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	3,500	3,406
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	986
Reg. S, 1.13%, 06/11/2026	EUR	1,000	1,063
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,559
Reg. S, 1.38%, 05/28/2029	EUR	200	201
Reg. S, 1.50%, 05/23/2028	EUR	500	517

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,564
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,379
Reg. S, 2.10%, 04/07/2032	EUR	1,500	1,459
Reg. S, 2.25%, 01/11/2027	EUR	500	536
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	3,800	4,040
Reg. S, 2.88%, 02/24/2029	GBP	2,000	2,375
Reg. S, 3.38%, 01/23/2026	GBP	600	766
Reg. S, (EURIBOR 3 Month + 1.20%), 3.58%, 01/15/2031 (aa)	EUR	6,100	6,605
Reg. S, 5.75%, 06/13/2032	GBP	1,500	1,947
(United States SOFR + 1.92%), 5.91%, 11/19/2035 (e) (aa)		4,300	4,237
BPCE SA, (France),
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,722
Reg. S, 1.00%, 12/22/2025	GBP	2,000	2,512
Reg. S, 1.00%, 10/05/2028	EUR	500	508
Reg. S, 3.50%, 01/25/2028	EUR	10,000	11,034
Reg. S, 4.00%, 11/29/2032	EUR	4,300	4,799
(United States SOFR + 2.87%), 5.75%, 07/19/2033 (e) (aa)		1,100	1,107
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%)5.75%, 06/01/2033 (aa)	EUR	2,900	3,340
(United States SOFR + 1.68%), 5.88%, 01/14/2031 (e) (aa)		2,135	2,184
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		675	681
(United States SOFR + 2.04%), 6.29%, 01/14/2036 (e) (aa)		1,200	1,238
BPER Banca SpA, (Italy), Reg. S, 3.75%, 10/22/2028	EUR	100	112
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 2.63%, 01/18/2028	EUR	200	217
Caixa Geral de Depositos SA, (Portugal),
Reg. S, (EUR Swap Rate 1 Year + 0.70%), 0.38%, 09/21/2027 (aa)	EUR	500	522
Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	116
CaixaBank SA, (Spain),
Reg. S, (EURIBOR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	4,400	4,437
Reg. S, (EURIBOR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,174
Reg. S, 1.25%, 01/11/2027	EUR	200	212
Reg. S, (EUR Swap Rate 5 Year + 1.63%), 1.25%, 06/18/2031 (aa)	EUR	500	531
Reg. S, 1.38%, 06/19/2026	EUR	2,300	2,449
Reg. S, (EURIBOR 3 Month + 1.30%), 3.63%, 09/19/2032 (aa)	EUR	8,700	9,351
Reg. S, 3.75%, 09/07/2029	EUR	500	558
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.75%), 4.00%, 03/05/2037 (aa)	EUR	6,200	6,546
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		3,950	4,060
(United States SOFR + 2.77%), 6.84%, 09/13/2034 (e) (aa)		295	320
Caja Rural de Navarra SCC, (Spain),
Reg. S, 0.75%, 02/16/2029	EUR	2,000	2,004
Reg. S, 3.00%, 04/26/2027	EUR	100	109
Cajamar Caja Rural SCC, (Spain),
Reg. S, 3.38%, 02/16/2028	EUR	2,100	2,312
Reg. S, 3.38%, 07/25/2029	EUR	3,500	3,861
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	4,000	3,884
Reg. S, 3.81%, 07/09/2029	EUR	5,000	5,549
(United States SOFR + 1.11%), 5.25%, 01/13/2031 (aa)		40	41
Cie de Financement Foncier SA, (France),
Reg. S, 0.38%, 04/09/2027	EUR	100	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.60%, 10/25/2041	EUR	100	70
Reg. S, 0.75%, 05/29/2026	EUR	100	106
Reg. S, 1.90%, 06/16/2028	CHF	150	176
Reg. S, 2.38%, 03/15/2030	EUR	100	106
Reg. S, 2.63%, 10/29/2029	EUR	100	107
Reg. S, 3.13%, 04/24/2027	EUR	100	110
Reg. S, 3.13%, 06/06/2030	EUR	100	110
Reg. S, 3.38%, 09/16/2031	EUR	100	110
Reg. S, 3.88%, 04/25/2055	EUR	20	23
Citigroup, Inc.,
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	2,986
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	919
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,202
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	3
(United States SOFR + 1.35%), 3.06%, 01/25/2033 (aa)		445	389
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		135	135
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		20	16
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,485	1,503
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 1.47%), 5.33%, 03/27/2036 (aa)		1,350	1,342
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		780	775
(United States SOFR + 1.83%), 6.02%, 01/24/2036 (aa)		3,740	3,766
Citizens Financial Group, Inc., (United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		145	149
Clydesdale Bank plc, (United Kingdom),
Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,401
Reg. S, 3.75%, 08/22/2028	EUR	1,800	2,016
Comerica, Inc., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		708	719
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	95
Reg. S, 1.13%, 06/22/2026	EUR	1,100	1,169
Reg. S, 2.63%, 09/03/2029	EUR	25	27
Reg. S, 2.75%, 01/11/2027	EUR	200	218
Reg. S, 2.75%, 12/20/2029	EUR	160	174
Reg. S, 2.75%, 01/09/2031	EUR	100	108
Reg. S, (EURIBOR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	1,000	1,087
Reg. S, 3.13%, 04/20/2029	EUR	100	110
Reg. S, (EURIBOR 3 Month + 2.10%), 4.63%, 01/17/2031 (aa)	EUR	2,300	2,595
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	103
Reg. S, 1.13%, 01/18/2028	EUR	1,000	1,037
Reg. S, 2.86%, 02/26/2032	EUR	100	107
Reg. S, 3.77%, 08/31/2027	EUR	100	111
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.35%), 4.27%, 06/04/2034 (aa)	EUR	5,300	5,846
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	63
Reg. S, 0.13%, 12/01/2031	EUR	100	90
Reg. S, 0.75%, 03/02/2032	EUR	100	94
Reg. S, 0.88%, 02/08/2028	EUR	100	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (EURIBOR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	727
Reg. S, 1.38%, 02/03/2027	EUR	25	27
Reg. S, 3.06%, 02/01/2034	EUR	200	217
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,315
4.38%, 08/04/2025		250	250
Reg. S, (EURIBOR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	5,700	6,374
Reg. S, 5.25%, 05/23/2041	GBP	50	61
Co-Operative Bank Holdings plc (The), (United Kingdom), Reg. S, (GBP Swap Rate 1 Year + 2.08%), 5.58%, 09/19/2028 (aa)	GBP	2,200	2,854
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	85
Reg. S, 3.50%, 01/15/2030	EUR	100	111
Reg. S, 3.50%, 03/11/2036	EUR	100	108
Series 15Y, Reg. S, 1.00%, 09/30/2031	EUR	2,100	1,998
Credit Agricole SA, (France),
Reg. S, 1.75%, 03/05/2029	EUR	1,100	1,126
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	730
Reg. S, 1.88%, 12/20/2026	EUR	1,000	1,066
Reg. S, (EURIBOR 3 Month + 0.77%), 1.88%, 04/22/2027 (aa)	EUR	1,000	1,071
Reg. S, 3.13%, 02/26/2032	EUR	13,700	14,578
Reg. S, 3.50%, 09/26/2034	EUR	3,800	3,970
Reg. S, 3.75%, 01/22/2034	EUR	3,300	3,601
(USD Semi-annual Swap Rate 5 Year + 1.64%), 4.00%, 01/10/2033 (e) (aa)		2,700	2,604
Reg. S, 4.00%, 01/18/2033	EUR	2,500	2,797
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 5.50%, 08/28/2033 (aa)	EUR	800	914
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	3,911
Reg. S, (UK Gilts 1 Year + 2.18%), 6.38%, 06/14/2031 (aa)	GBP	4,300	5,777
Credit Mutuel Arkea SA, (France),
Reg. S, 3.25%, 06/01/2026	EUR	500	543
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,293
Reg. S, 4.25%, 12/01/2032	EUR	3,600	4,046
Credito Emiliano SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 1.05%), 1.13%, 01/19/2028 (aa)	EUR	2,000	2,095
Reg. S, (EURIBOR 3 Month + 1.60%), 4.88%, 03/26/2030 (aa)	EUR	3,900	4,475
Crelan SA, (Belgium),
Reg. S, 5.75%, 01/26/2028	EUR	900	1,042
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 2.85%), 6.00%, 02/28/2030 (aa)	EUR	2,000	2,355
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	1,100	1,107
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.00%, 05/15/2031 (aa)	EUR	1,000	1,059
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 1.38%, 02/17/2027 (aa)	EUR	1,000	1,069
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	5,000	6,155
Reg. S, 3.13%, 06/06/2031	EUR	100	110
(CMT Index 1 Year + 1.10%), 4.61%, 10/02/2030 (e) (aa)		1,010	995
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,108
(CMT Index 1 Year + 1.18%), 6.26%, 09/22/2026 (e) (aa)		1,480	1,490
Danske Hypotek AB, (Sweden), Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	204
Danske Kiinnitysluottopankki OYJ, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
de Volksbank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,500	2,498
Reg. S, 1.00%, 03/08/2028	EUR	100	104
Reg. S, 3.63%, 10/21/2031	EUR	100	107
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.90%), 4.13%, 11/27/2035 (aa)	EUR	100	108
Reg. S, 4.63%, 11/23/2027	EUR	600	674
Reg. S, 4.88%, 03/07/2030	EUR	600	688
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	98
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	72
Reg. S, (EURIBOR 3 Month + 2.05%), 1.75%, 11/19/2030 (aa)	EUR	1,500	1,495
Reg. S, (EURIBOR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	2,900	3,072
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,897
Reg. S, 2.25%, 09/20/2027	EUR	100	108
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	192
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		200	192
Reg. S, 3.13%, 10/19/2026	EUR	100	109
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		2,160	1,940
(United States SOFR + 1.21%), 5.37%, 01/10/2029 (aa)		2,500	2,526
Reg. S, (EURIBOR 3 Month + 2.50%), 5.38%, 01/11/2029 (aa)	EUR	1,300	1,489
Reg. S, (EUR Swap Rate 5 Year + 6.00%), 5.63%, 05/19/2031 (aa)	EUR	2,500	2,753
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	50
Reg. S, 2.88%, 03/21/2036	EUR	50	53
Reg. S, 3.00%, 07/02/2030	EUR	100	109
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	103
Reg. S, 1.00%, 04/13/2026	EUR	100	107
DNB Bank ASA, (Norway), Reg. S, (EUR Swap Rate 5 Year + 2.00%), 4.63%, 02/28/2033 (aa)	EUR	3,425	3,832
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	5,016
Reg. S, 0.01%, 01/21/2031	EUR	100	92
Reg. S, 2.63%, 09/27/2029	EUR	100	108
Reg. S, 2.88%, 03/12/2029	EUR	100	110
DZ HYP AG, (Germany),
Reg. S, 0.01%, 10/26/2026	EUR	50	52
Reg. S, 0.01%, 11/12/2027	EUR	40	41
Reg. S, 0.01%, 06/23/2028	EUR	100	100
Reg. S, 0.01%, 10/27/2028	EUR	25	25
Reg. S, 0.88%, 04/17/2034	EUR	100	90
Reg. S, 2.63%, 04/30/2031	EUR	20	21
Reg. S, 3.00%, 10/29/2027	EUR	50	55
Reg. S, 3.00%, 05/31/2032	EUR	50	54
Reg. S, 3.00%, 11/30/2032	EUR	100	109
Series 1234, Reg. S, 0.01%, 03/29/2030	EUR	30	28
Eika Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/12/2027	EUR	100	103
Equitable Bank, (Canada), Reg. S, 3.50%, 05/28/2027	EUR	100	110

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	96
Reg. S, (EURIBOR 3 Month + 0.52%), 0.10%, 11/16/2028 (aa)	EUR	1,000	1,007
Reg. S, 0.13%, 05/17/2028	EUR	1,500	1,495
Reg. S, 0.25%, 01/27/2031	EUR	400	364
Reg. S, 0.50%, 01/12/2037	EUR	100	78
Reg. S, 0.88%, 05/22/2026	EUR	1,000	1,059
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.10%), 0.88%, 11/15/2032 (aa)	EUR	4,500	4,577
Reg. S, 1.50%, 04/07/2026	EUR	1,000	1,070
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.10%), 1.63%, 09/08/2031 (aa)	EUR	1,000	1,061
Reg. S, (EURIBOR 3 Month + 0.90%), 3.25%, 08/27/2032 (aa)	EUR	200	213
Reg. S, (EURIBOR 3 Month + 1.25%), 4.00%, 01/16/2031 (aa)	EUR	1,500	1,680
Reg. S, (EURIBOR 3 Month + 1.25%), 4.25%, 05/30/2030 (aa)	EUR	2,200	2,481
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	2,300	2,076
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	106
Fifth Third Bancorp,
(SOFR Compounded Index + 2.13%), 4.77%, 07/28/2030 (aa)		11	11
(United States SOFR + 1.49%), 4.90%, 09/06/2030 (aa)		120	120
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		5	5
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,415	1,478
First Abu Dhabi Bank PJSC, (United Arab Emirates),
Reg. S, 0.13%, 02/16/2026	EUR	1,000	1,057
Reg. S, 0.88%, 12/09/2025	GBP	200	251
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		1,460	1,466
FNB Corp., (SOFR Compounded Index + 1.93%), 5.72%, 12/11/2030 (aa)		6	6
Goldman Sachs Group, Inc. (The),
Reg. S, 0.25%, 01/26/2028	EUR	1,000	1,011
Reg. S, 0.88%, 05/09/2029	EUR	1,000	990
Reg. S, 1.00%, 03/18/2033	EUR	1,000	891
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,570	1,505
2.60%, 02/07/2030		1,895	1,715
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,715	2,367
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		80	69
Reg. S, 3.00%, 02/12/2031	EUR	1,356	1,456
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,798
Reg. S, (EURIBOR 3 Month + 1.15%), 3.50%, 01/23/2033 (aa)	EUR	6,200	6,634
Reg. S, (UK Gilts 1 Year + 1.95%), 3.63%, 10/29/2029 (aa)	GBP	2,000	2,462
Reg. S, 4.25%, 01/29/2026	GBP	2,000	2,571
(United States SOFR + 1.08%), 5.21%, 01/28/2031 (aa)		70	71
(United States SOFR + 1.55%), 5.33%, 07/23/2035 (aa)		4,455	4,424
(United States SOFR + 1.58%), 5.56%, 11/19/2045 (aa)		1,550	1,505
(United States SOFR + 1.70%), 5.73%, 01/28/2056 (aa)		35	35
(United States SOFR + 1.55%), 5.85%, 04/25/2035 (aa)		805	830
6.75%, 10/01/2037		20	22
6.88%, 01/18/2038	GBP	825	1,113
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	55
Hamburger Sparkasse AG, (Germany), Reg. S, 0.75%, 03/30/2027	EUR	100	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	193
(United States SOFR + 1.73%), 2.01%, 09/22/2028 (aa)		700	655
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		3,130	2,866
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	266
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		1,100	1,058
(United States SOFR + 1.29%), 5.13%, 03/03/2031 (aa)		1,195	1,197
Reg. S, 6.00%, 03/29/2040	GBP	7,000	8,502
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	3,200	4,386
(CMT Index 5 Year + 2.64%), 6.95%, 08/27/2031 (x) (aa)		200	199
Reg. S, 7.00%, 04/07/2038	GBP	300	404
Huntington Bancshares, Inc.,
(United States SOFR + 1.28%), 5.27%, 01/15/2031 (aa)		30	30
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		2,110	2,128
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		235	245
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 0.13%, 06/30/2026	EUR	200	209
Reg. S, 3.00%, 04/16/2032	EUR	100	108
Reg. S, 3.25%, 02/27/2031	EUR	200	214
Hypo Vorarlberg Bank AG, (Austria), Reg. S, 1.63%, 05/11/2028	EUR	100	105
Iccrea Banca SpA, (Italy), Reg. S, 3.88%, 01/12/2029	EUR	100	112
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	90
Reg. S, 0.75%, 02/18/2029	EUR	100	101
Reg. S, 2.50%, 02/21/2030	EUR	100	107
Reg. S, 3.00%, 05/21/2034	EUR	100	108
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	95
Reg. S, 1.50%, 05/19/2029	EUR	100	103
ING Groep NV, (Netherlands),
Reg. S, (EURIBOR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	3,978
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	1,029
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.00%, 11/13/2030 (aa)	EUR	1,000	1,067
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,219
Reg. S, 1.38%, 01/11/2028	EUR	1,000	1,039
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,229
Reg. S, 2.00%, 09/20/2028	EUR	600	626
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	1,300	1,392
Reg. S, 3.00%, 02/18/2026	GBP	2,000	2,541
Reg. S, (EURIBOR 3 Month + 1.30%), 3.75%, 09/03/2035 (aa)	EUR	2,500	2,647
(United States SOFR + 1.61%), 5.53%, 03/25/2036 (aa)		1,740	1,737
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	198
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	105
Reg. S, 0.63%, 02/24/2026	EUR	1,000	1,063
Reg. S, 0.75%, 03/16/2028	EUR	360	367
Reg. S, 1.75%, 03/20/2028	EUR	400	419
Reg. S, 2.50%, 01/15/2030	GBP	3,000	3,420
Reg. S, (EURIBOR 3 Month + 1.48%), 3.85%, 09/16/2032 (aa)	EUR	6,000	6,507

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 4.75%, 09/06/2027	EUR	1,320	1,491
Reg. S, 5.25%, 01/13/2030	EUR	1,458	1,718
7.00%, 11/21/2025 (e)		1,060	1,074
7.80%, 11/28/2053 (e)		2,130	2,460
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,789
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,223
Investitionsbank Berlin, (Germany),
Series 208, 0.05%, 03/02/2035	EUR	100	81
Series 216, 0.01%, 07/15/2027	EUR	500	512
Series 222, Reg. S, 2.75%, 10/04/2027	EUR	300	327
Series 226, Reg. S, 3.13%, 03/01/2033	EUR	900	985
Series 237, Reg. S, 2.25%, 09/28/2029	EUR	100	106
Series 276, 0.01%, 11/22/2029	EUR	200	192
KBC Group NV, (Belgium),
(CMT Index 1 Year + 1.07%), 4.93%, 10/16/2030 (e) (aa)		1,350	1,349
Reg. S, (UK Gilts 5 Year + 2.25%), 6.15%, 03/19/2034 (aa)	GBP	4,000	5,245
KeyCorp.,
(SOFR Compounded Index + 1.23%), 5.12%, 04/04/2031 (aa)		900	903
(SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		520	548
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	1,873
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 06/15/2026	EUR	500	527
Reg. S, 0.00%, 09/30/2026	EUR	2,000	2,094
Reg. S, 0.00%, 03/31/2027	EUR	500	518
Reg. S, 0.00%, 04/30/2027	EUR	1,530	1,583
Reg. S, 0.00%, 12/15/2027	EUR	3,740	3,809
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,322
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,480
Reg. S, 0.00%, 06/15/2029	EUR	1,084	1,058
Reg. S, 0.00%, 09/17/2030	EUR	1,108	1,038
Reg. S, 0.00%, 01/10/2031	EUR	3,310	3,071
Reg. S, 0.00%, 09/15/2031	EUR	2,000	1,817
Reg. S, 0.01%, 05/05/2027	EUR	520	538
Reg. S, 0.05%, 09/29/2034	EUR	780	641
Reg. S, 0.13%, 01/09/2032	EUR	1,330	1,206
0.38%, 07/18/2025		150	148
Reg. S, 0.38%, 04/23/2030	EUR	360	348
Reg. S, 0.38%, 05/20/2036	EUR	548	444
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,661
0.50%, 09/15/2027	EUR	500	518
0.63%, 01/07/2028	EUR	720	745
Reg. S, 0.75%, 01/15/2029	EUR	1,000	1,016
Reg. S, 0.88%, 07/04/2039	EUR	2,380	1,895
Reg. S, 1.13%, 09/15/2032	EUR	400	384
Reg. S, 1.13%, 05/09/2033	EUR	550	520
Reg. S, 1.13%, 03/31/2037	EUR	3,040	2,636
Reg. S, 1.25%, 06/30/2027	EUR	8,160	8,646
Reg. S, 1.38%, 06/07/2032	EUR	700	687

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.38%, 07/31/2035	EUR	202	187
Reg. S, 2.00%, 11/15/2029	EUR	500	528
Reg. S, 2.38%, 08/05/2027	EUR	5,040	5,468
Reg. S, 2.38%, 04/11/2028	EUR	3,089	3,348
Reg. S, 2.38%, 10/04/2029	EUR	700	753
Reg. S, 2.50%, 10/15/2031	EUR	2,790	2,975
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,710
Reg. S, 2.63%, 01/10/2034	EUR	1,500	1,584
Reg. S, 2.75%, 03/15/2028	EUR	600	657
Reg. S, 2.75%, 05/15/2030	EUR	525	572
Reg. S, 2.75%, 02/20/2031	EUR	1,100	1,194
Reg. S, 2.75%, 02/14/2033	EUR	700	752
Reg. S, 2.75%, 01/17/2035	EUR	1,043	1,105
Reg. S, 2.88%, 05/29/2026	EUR	1,000	1,090
Reg. S, 2.88%, 12/28/2029	EUR	1,280	1,404
Reg. S, 2.88%, 03/31/2032	EUR	1,700	1,850
Reg. S, 2.88%, 06/07/2033	EUR	500	540
Reg. S, 3.13%, 10/10/2028	EUR	1,800	1,995
Reg. S, 3.13%, 06/07/2030	EUR	2,200	2,439
Reg. S, 3.25%, 03/24/2031	EUR	1,510	1,684
4.70%, 06/02/2037	CAD	140	104
Reg. S, 4.88%, 03/15/2037	GBP	825	1,058
5.00%, 03/16/2026		200	202
5.75%, 06/07/2032	GBP	1,300	1,799
6.00%, 12/07/2028	GBP	2,500	3,410
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	210
Reg. S, 0.75%, 06/23/2031	EUR	300	273
Reg. S, (EUR Swap Rate 5 Year + 1.23%), 0.75%, 08/02/2032 (aa)	EUR	100	102
Reg. S, (EURIBOR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	417
Reg. S, 1.38%, 04/24/2029	EUR	200	201
Reg. S, 3.50%, 06/13/2030	EUR	400	438
Reg. S, (EURIBOR 3 Month + 1.30%), 3.50%, 04/01/2031 (aa)	EUR	200	216
Reg. S, 4.00%, 05/03/2028	EUR	400	447
Reg. S, 4.38%, 01/17/2030	EUR	200	226
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	345
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	197
Reg. S, 0.38%, 02/18/2027	EUR	200	207
Reg. S, 0.38%, 02/28/2028	EUR	200	201
Reg. S, 0.38%, 05/07/2029	EUR	300	290
Reg. S, 0.38%, 02/21/2031	EUR	400	362
Reg. S, 2.75%, 03/12/2031	EUR	100	108
Reg. S, 3.00%, 09/26/2031	EUR	60	66
Reg. S, 3.13%, 11/13/2029	EUR	50	55
Reg. S, 3.25%, 09/27/2027	EUR	50	55
3.50%, 03/21/2030	EUR	300	326
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	103
Reg. S, 0.38%, 06/04/2029	EUR	300	289
Reg. S, 0.63%, 01/12/2027	EUR	100	105
Reg. S, 2.63%, 08/24/2027	EUR	200	215
Reg. S, 2.88%, 02/06/2034	EUR	100	107
Reg. S, 3.38%, 02/26/2031	EUR	200	215
Reg. S, 4.00%, 02/04/2030	EUR	300	335
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	109
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	417
Reg. S, 0.75%, 03/16/2032	EUR	200	189
Reg. S, 2.75%, 02/16/2028	EUR	500	546
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	400	371
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	560
Reg. S, 0.00%, 09/22/2027	EUR	300	306
Reg. S, 0.00%, 07/19/2028	EUR	1,500	1,498
Reg. S, 0.00%, 12/13/2028	EUR	720	711
Reg. S, 0.00%, 11/27/2029	EUR	820	787
Reg. S, 0.01%, 11/26/2040	EUR	200	128
Reg. S, 0.05%, 12/18/2029	EUR	2,140	2,056

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.05%, 01/31/2031	EUR	800	742
Reg. S, 0.10%, 03/08/2027	EUR	1,180	1,224
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,166
Reg. S, 0.50%, 02/28/2029	EUR	400	400
Reg. S, 0.63%, 02/20/2030	EUR	440	433
Reg. S, 0.63%, 10/31/2036	EUR	75	61
Reg. S, 0.88%, 12/15/2026	GBP	2,000	2,441
Reg. S, 2.75%, 02/16/2032	EUR	1,000	1,079
Reg. S, 2.75%, 01/17/2033	EUR	300	322
Reg. S, 2.88%, 07/09/2031	EUR	300	327
Reg. S, 3.00%, 11/14/2034	EUR	700	757
Reg. S, 3.25%, 09/06/2030	EUR	600	667
LFA Foerderbank Bayern, (Germany),
Series 171, 1.00%, 03/01/2028	EUR	200	207
Series 1174, 0.75%, 01/04/2027	EUR	200	211
Series 1180, 0.75%, 04/01/2031	EUR	200	192
Lloyds Bank plc, (United Kingdom),
Reg. S, 6.00%, 02/08/2029	GBP	100	136
Reg. S, 6.50%, 09/17/2040	GBP	300	412
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,328
Reg. S, (UK Gilts 5 Year + 2.40%), 2.71%, 12/03/2035 (aa)	GBP	600	654
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)		1,050	1,019
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		2,150	2,185
Reg. S, (UK Gilts 5 Year + 3.10%), 6.63%, 06/02/2033 (aa)	GBP	1,600	2,120
Luzerner Kantonalbank AG, (Switzerland),
Reg. S, 0.10%, 09/15/2031	CHF	1,050	1,125
Reg. S, 0.35%, 02/05/2027	CHF	500	563
M&T Bank Corp.,
(United States SOFR + 0.93%), 4.83%, 01/16/2029 (aa)		55	55
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		71	73
(United States SOFR + 2.80%), 7.41%, 10/30/2029 (aa)		105	113
Macquarie Group Ltd., (Australia),
Reg. S, 2.13%, 10/01/2031	GBP	1,500	1,603
Reg. S, 4.08%, 05/31/2029	GBP	2,000	2,504
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	440
Reg. S, (EURIBOR 3 Month + 0.90%), 1.00%, 07/17/2029 (aa)	EUR	5,000	5,047
Reg. S, (EURIBOR 3 Month + 1.45%), 4.88%, 09/13/2027 (aa)	EUR	2,950	3,281
Mediocredito Centrale - Banca Del Mezzogiorno SpA, (Italy), Reg. S, 3.75%, 09/20/2029	EUR	200	220
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	750
Reg. S, 3.56%, 06/15/2032	EUR	5,800	6,288
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,513
Mizuho Financial Group, Inc., (Japan),
Reg. S, 0.40%, 09/06/2029	EUR	732	701
Reg. S, 0.84%, 04/12/2033	EUR	575	509
Reg. S, 2.10%, 04/08/2032	EUR	1,122	1,094
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	869
Reg. S, 3.77%, 08/27/2034	EUR	9,800	10,602
Reg. S, 4.42%, 05/20/2033	EUR	8,466	9,609

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 5.63%, 06/13/2028	GBP	3,150	4,144
(CMT Index 1 Year + 1.65%), 5.78%, 07/06/2029 (aa)		460	474
Morgan Stanley,
(EURIBOR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	4,536
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		39	38
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		39	33
(EURIBOR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	973
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.20%), 2.51%, 10/20/2032 (aa)		25	21
2.63%, 03/09/2027	GBP	1,425	1,764
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,075	973
3.95%, 04/23/2027		17	17
(United States SOFR + 1.10%), 4.65%, 10/18/2030 (aa)		3,335	3,305
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		2,275	2,303
(SONIA Interest Rate Benchmark + 1.46%), 5.21%, 10/24/2035 (aa)	GBP	2,200	2,739
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		385	384
(United States SOFR + 1.56%), 5.32%, 07/19/2035 (aa)		1,470	1,467
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		795	802
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		510	521
(United States SOFR + 1.58%), 5.83%, 04/19/2035 (aa)		615	636
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	114
(United States SOFR + 2.56%), 6.34%, 10/18/2033 (aa)		30	32
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	32
Reg. S, 0.13%, 02/01/2029	EUR	50	50
Reg. S, 0.13%, 09/05/2035	EUR	50	40
Reg. S, 1.00%, 04/18/2039	EUR	50	40
Reg. S, 2.50%, 07/04/2028	EUR	50	54
Reg. S, 3.00%, 02/01/2034	EUR	50	54
Series 2057, Reg. S, 3.00%, 07/11/2031	EUR	25	27
National Australia Bank Ltd., (Australia),
Reg. S, 1.25%, 05/18/2026	EUR	1,000	1,067
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,746
Reg. S, 2.13%, 05/24/2028	EUR	500	531
Reg. S, 2.35%, 08/30/2029	EUR	100	106
Reg. S, 3.15%, 02/05/2031	EUR	1,800	1,974
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	100
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	93
NatWest Group plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	1,987
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	875	896
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	738
Reg. S, (UK Gilts 1 Year + 2.10%), 3.62%, 03/29/2029 (aa)	GBP	4,000	4,951
Reg. S, (EURIBOR 3 Month + 1.10%), 3.67%, 08/05/2031 (aa)	EUR	7,300	7,965
NatWest Markets plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	1,000	1,050
Reg. S, 3.63%, 01/09/2029	EUR	200	222
Reg. S, 4.25%, 01/13/2028	EUR	500	562
5.02%, 03/21/2030 (e)		2,300	2,313
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	91
Norddeutsche Landesbank-Girozentrale, (Germany),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.01%, 09/23/2026	EUR	100	104
Reg. S, 0.25%, 10/28/2026	EUR	20	21
Reg. S, 0.50%, 06/29/2026	EUR	50	53
Reg. S, 2.88%, 05/14/2027	EUR	50	54
Reg. S, 3.63%, 09/11/2029	EUR	300	329
Reg. S, 4.88%, 07/11/2028	EUR	100	115
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.95%), 5.63%, 08/23/2034 (aa)	EUR	100	112
Nordea Bank Abp, (Finland),
Reg. S, 4.13%, 05/05/2028	EUR	2,825	3,161
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 4.88%, 02/23/2034 (aa)	EUR	725	817
Nordea Hypotek AB, (Sweden),
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,700	164
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	192
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	204
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	103
Reg. S, 2.50%, 09/14/2032	EUR	100	105
Reg. S, 3.00%, 01/31/2031	EUR	150	164
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	379
Reg. S, 0.00%, 09/23/2030	EUR	500	465
Reg. S, 0.00%, 02/03/2031	EUR	300	276
Reg. S, 0.00%, 07/28/2031	EUR	138	125
Reg. S, 0.10%, 07/09/2035	EUR	680	541
Reg. S, 0.38%, 05/16/2029	EUR	750	740
Reg. S, 0.50%, 06/17/2041	EUR	100	68
0.63%, 02/23/2027	EUR	700	734
0.63%, 01/04/2028	EUR	110	113
Reg. S, 0.75%, 06/30/2028	EUR	760	778
1.20%, 03/28/2039	EUR	100	82
1.25%, 05/13/2049	EUR	87	58
Reg. S, 2.50%, 02/13/2032	EUR	300	318
2.75%, 02/21/2029	EUR	500	543
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,618
Reg. S, 2.88%, 04/05/2033	EUR	600	644
Reg. S, 2.88%, 07/25/2034	EUR	300	319
Reg. S, 2.88%, 09/26/2039	EUR	170	173
Reg. S, 3.00%, 05/31/2030	EUR	173	190
Series 1W1, 0.13%, 02/04/2030	EUR	300	287
Nykredit Realkredit A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.18%), 0.88%, 07/28/2031 (aa)	EUR	5,000	5,263
Series 13G, Reg. S, 1.00%, 04/01/2026	DKK	300	43
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	600	86
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,600	228
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	2,900	410
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	28
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	56
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	96
Oesterreichische Kontrollbank AG, (Austria), Reg. S, 0.00%, 10/08/2026	EUR	150	157
OP Corporate Bank plc, (Finland),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 2.88%, 11/27/2029	EUR	7,350	7,894
Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,339
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	100
Reg. S, 1.00%, 10/05/2027	EUR	100	105
Reg. S, 3.00%, 07/17/2031	EUR	100	109
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	200	222
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 04/25/2028 (aa)	EUR	300	348
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	356
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	650	710
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	106
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	40	34
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	200	224
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	370	412
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	111
Series 689, Reg. S, 0.25%, 10/06/2042	CHF	40	38
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	233
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	200	216
Series 723, Reg. S, 2.25%, 07/05/2052	CHF	10	14
Series 741, Reg. S, 1.88%, 06/24/2050	CHF	30	39
Series 742, Reg. S, 1.75%, 07/07/2033	CHF	50	60
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	50	61
Series 745, Reg. S, 1.75%, 12/23/2033	CHF	30	36
Series 748, Reg. S, 1.63%, 03/15/2034	CHF	40	48
Series 751, Reg. S, 1.25%, 05/28/2030	CHF	40	46
Series 755, Reg. S, 1.50%, 07/13/2027	CHF	100	116
Series 764, Reg. S, 0.88%, 03/10/2032	CHF	100	113
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	400	448
Series 490, Reg. S, 0.50%, 02/20/2032	CHF	150	165
Series 516, Reg. S, 0.13%, 03/23/2032	CHF	50	54
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	55
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	388
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	365	368
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	200	223
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	62
Series 585, Reg. S, 1.50%, 04/02/2031	CHF	100	118
Series 588, Reg. S, 1.45%, 11/03/2032	CHF	50	59
Series 589, Reg. S, 1.50%, 06/23/2036	CHF	30	36
Series 600, Reg. S, 0.90%, 10/26/2035	CHF	40	45
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.26%), 4.81%, 10/21/2032 (aa)		35	34
(United States SOFR + 1.90%), 5.68%, 01/22/2035 (aa)		85	87
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	839
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)		157	159
Raiffeisen Bank International AG, (Austria),
Reg. S, 3.88%, 03/16/2026	EUR	100	110
Reg. S, (EURIBOR 3 Month + 1.95%), 4.63%, 08/21/2029 (aa)	EUR	700	781

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (EURIBOR 3 Month + 1.95%), 4.75%, 01/26/2027 (aa)	EUR	700	768
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.20%), 7.38%, 12/20/2032 (aa)	EUR	1,300	1,515
Raiffeisen Bausparkasse Gesellschaft mbH, (Austria), Reg. S, 3.38%, 07/10/2029	EUR	100	111
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, (Austria), Series 9, Reg. S, 3.00%, 01/25/2027	EUR	100	109
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 3.25%, 01/11/2030	EUR	100	110
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	105
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	107
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	109
Regions Financial Corp., (United States SOFR + 2.06%), 5.50%, 09/06/2035 (aa)		140	138
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,125
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	99
Reg. S, 0.01%, 01/27/2031	EUR	500	458
Reg. S, 0.13%, 04/26/2027	EUR	700	723
Reg. S, 1.50%, 09/15/2027	EUR	100	106
Reg. S, 2.38%, 09/13/2027	EUR	150	162
Reg. S, 2.75%, 02/04/2030	EUR	100	108
Reg. S, 4.38%, 10/02/2030	EUR	5,944	6,777
(SOFR Compounded Index + 0.81%), 4.72%, 03/27/2028 (aa)		135	135
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,227
Santander UK plc, (United Kingdom),
Reg. S, 0.05%, 01/12/2027	EUR	100	104
Reg. S, 1.13%, 03/12/2027	EUR	100	105
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 3.25%, 05/04/2028	EUR	100	111
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.50%, 11/27/2034 (aa)	EUR	9,075	10,136
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	4,000	384
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	4,000	401
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 0.13%, 06/12/2026	EUR	100	105
Societe Generale SA, (France),
(EUR Swap Rate 5 Year + 1.55%), 1.00%, 11/24/2030 (aa)	EUR	1,000	1,066
Reg. S, 1.25%, 12/07/2027	GBP	3,000	3,522
Reg. S, 1.25%, 06/12/2030	EUR	5,000	4,845
Reg. S, 2.63%, 05/30/2029	EUR	1,000	1,068
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		430	414
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.65%), 3.75%, 05/17/2035 (aa)	EUR	7,300	7,733
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,350
Reg. S, 4.25%, 11/16/2032	EUR	100	114
Reg. S, (EURIBOR 3 Month + 1.90%), 4.88%, 11/21/2031 (aa)	EUR	200	228
5.25%, 02/19/2027 (e)		2,000	2,014
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	225
(CMT Index 1 Year + 1.50%), 5.52%, 01/19/2028 (e) (aa)		1,800	1,817
Reg. S, 6.25%, 06/22/2033	GBP	2,000	2,686
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	248
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	5,100	5,204
Reg. S, 0.13%, 05/14/2026	EUR	100	106

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.13%, 05/12/2031	EUR	100	92
Reg. S, 1.00%, 01/30/2029	EUR	100	102
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,060
Sparebanken Soer Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/25/2028	EUR	5,000	4,946
Reg. S, 0.50%, 02/06/2026	EUR	100	106
SP-Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.13%, 11/01/2027	EUR	100	110
SR-Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/10/2031	EUR	100	91
Reg. S, 1.63%, 03/15/2028	EUR	100	106
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	99
Reg. S, 3.63%, 06/20/2028	SEK	2,000	204
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	194
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	193
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	291
Series 1596, Reg. S, 2.50%, 02/01/2030	SEK	2,000	195
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,170
Reg. S, (EUR Swap Rate 1 Year + 1.45%), 4.20%, 03/04/2032 (aa)	EUR	8,900	9,861
(CMT Index 1 Year + 1.15%), 5.01%, 10/15/2030 (e) (aa)		1,345	1,341
Reg. S, 5.13%, 06/06/2034	GBP	3,700	4,400
(CMT Index 1 Year + 1.05%), 5.55%, 01/21/2029 (e) (aa)		555	564
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.41%, 11/07/2029	EUR	2,100	2,037
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, 1.55%, 06/15/2026	EUR	6,000	6,404
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	2,000	2,027
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.05%, 09/06/2028	EUR	1,000	985
Reg. S, 0.13%, 11/03/2026	EUR	3,200	3,335
Reg. S, 3.75%, 11/01/2027	EUR	1,200	1,333
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	200	190
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	99
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	189
Series 151, Reg. S, 1.00%, 06/12/2030	SEK	2,000	179
Swedbank AB, (Sweden),
Reg. S, (EUR Swap Rate 1 Year + 0.57%), 0.30%, 05/20/2027 (aa)	EUR	1,500	1,579
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,054
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,829
Reg. S, 2.10%, 05/25/2027	EUR	1,000	1,070
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	3,200	3,492
Reg. S, 4.38%, 09/05/2030	EUR	5,500	6,235
Sydbank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 1.85%), 5.13%, 09/06/2028 (aa)	EUR	3,100	3,518
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.86%, 03/24/2027	EUR	1,800	1,889
Reg. S, 2.78%, 09/03/2027	EUR	200	218
Reg. S, 2.86%, 04/15/2031	EUR	2,200	2,372
Reg. S, 3.19%, 02/16/2029	EUR	100	110
Reg. S, 3.56%, 04/16/2031	EUR	3,000	3,251

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 3.77%, 09/08/2026	EUR	100	110
4.69%, 09/15/2027		55	56
Truist Bank, 2.25%, 03/11/2030		250	219
Truist Financial Corp.,
3.88%, 03/19/2029		1,400	1,353
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		645	657
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		370	380
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		620	667
UBS AG, (Switzerland), 5.65%, 09/11/2028		200	207
UBS Group AG, (Switzerland),
Reg. S, 0.25%, 02/24/2028	EUR	1,000	1,001
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,208
Reg. S, 1.25%, 09/01/2026	EUR	1,000	1,060
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	854
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	671
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/2030 (e) (aa)		300	279
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	4,400	5,356
UBS Switzerland AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	27
Reg. S, 2.04%, 10/18/2033	CHF	30	37
Reg. S, 2.58%, 09/23/2027	EUR	100	108
UniCredit Bank Austria AG, (Austria), Reg. S, 3.13%, 09/21/2029	EUR	100	110
UniCredit Bank Czech Republic & Slovakia A/S, (Czech Republic),
Reg. S, 2.88%, 03/25/2029	EUR	100	108
Reg. S, 3.13%, 10/11/2027	EUR	1,900	2,076
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	50
Reg. S, 0.01%, 03/10/2031	EUR	125	115
Reg. S, 0.13%, 11/22/2029	EUR	100	96
Reg. S, 0.85%, 05/22/2034	EUR	50	44
Reg. S, 0.88%, 01/11/2029	EUR	100	101
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	105
Reg. S, (EURIBOR 3 Month + 0.85%), 0.93%, 01/18/2028 (aa)	EUR	1,000	1,048
Reg. S, (EURIBOR 3 Month + 2.55%), 2.20%, 07/22/2027 (aa)	EUR	1,000	1,073
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,967
Reg. S, 3.50%, 07/31/2030	EUR	1,800	2,001
Reg. S, (EURIBOR 3 Month + 1.60%), 4.45%, 02/16/2029 (aa)	EUR	3,650	4,088
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	101
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	2,182
(EURIBOR 3 Month + 1.20%), 4.01%, 05/21/2032 (aa)	EUR	1,500	1,660
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	31
(United States SOFR + 1.41%), 5.42%, 02/12/2036 (aa)		60	60
(United States SOFR + 1.86%), 5.68%, 01/23/2035 (aa)		15	15
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		30	30
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	747
Virgin Money UK plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	1,000	1,288

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.01%, 06/23/2025	EUR	1,700	1,828
Reg. S, 0.50%, 06/26/2029	EUR	1,800	1,763
Reg. S, 3.25%, 03/20/2031	EUR	100	109
Wells Fargo & Co.,
Reg. S, 0.63%, 08/14/2030	EUR	832	777
Reg. S, 1.00%, 02/02/2027	EUR	1,000	1,048
Reg. S, 1.38%, 10/26/2026	EUR	1,000	1,061
Reg. S, 2.00%, 04/27/2026	EUR	1,000	1,075
Reg. S, 2.13%, 09/24/2031	GBP	1,000	1,077
Reg. S, 2.50%, 05/02/2029	GBP	1,500	1,760
(CME Term SOFR 3 Month + 1.43%), 2.88%, 10/30/2030 (aa)		30	28
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,110	1,568
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		2,056	1,841
Reg. S, (SONIA Interest Rate Benchmark + 1.28%), 3.47%, 04/26/2028 (aa)	GBP	1,000	1,252
Reg. S, 3.50%, 09/12/2029	GBP	1,500	1,822
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
Reg. S, (EURIBOR 3 Month + 1.22%), 3.90%, 07/22/2032 (aa)	EUR	9,200	10,112
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		650	549
4.63%, 11/02/2035	GBP	1,500	1,785
4.75%, 12/07/2046		15	13
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		925	928
Reg. S, 4.88%, 11/29/2035	GBP	1,000	1,167
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	944
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,050	2,081
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,390	1,427
5.61%, 01/15/2044		24	23
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,542
(United States SOFR + 2.06%), 6.49%, 10/23/2034 (aa)		1,615	1,739
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		20	21
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	99
Reg. S, 0.88%, 04/17/2027	EUR	1,000	1,045
Reg. S, 1.08%, 04/05/2027	EUR	100	105
2.96%, 11/16/2040		30	22
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,603
Reg. S, 3.75%, 04/20/2028	EUR	100	112
Wirtschafts- und Infrastrukturbank Hessen, (Germany),
0.88%, 06/14/2028	EUR	100	103
1.25%, 09/06/2033	EUR	200	189
2.63%, 01/26/2033	EUR	200	213
2.88%, 02/22/2034	EUR	200	214
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	111
Zuercher Kantonalbank, (Switzerland),
Series 139, Reg. S, 0.02%, 08/16/2027	CHF	1,000	1,116
Series 140, Reg. S, 0.05%, 11/23/2026	CHF	500	561
Series 149, Reg. S, 0.00%, 01/21/2033	CHF	500	524
Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	259

			1,119,307

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 0.6%
Aareal Bank AG, (Germany),
Reg. S, 2.88%, 05/10/2028	EUR	100	109
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	101
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), (CMT Index 5 Year + 2.72%), 6.95%, 03/10/2055 (aa)		180	184
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	300	272
Reg. S, 3.80%, 05/20/2042	GBP	300	316
Ally Financial, Inc., (SOFR Compounded Index + 1.73%), 5.54%, 01/17/2031 (aa)		2,480	2,466
American Express Co.,
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		25	25
(United States SOFR + 1.84%), 5.04%, 05/01/2034 (aa)		60	60
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	30
(SOFR Compounded Index + 1.32%), 5.44%, 01/30/2036 (aa)		40	40
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		35	36
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc., 5.80%, 05/21/2054		50	49
Ares Management Corp., 5.60%, 10/11/2054		5	5
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	109
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	38
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	38	46
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	95
Bayerische Landesbodenkreditanstalt, (Germany),
Reg. S, 2.63%, 09/25/2034	EUR	400	417
Reg. S, 2.88%, 02/28/2031	EUR	100	109
BlackRock Funding, Inc., 5.25%, 03/14/2054		225	216
Blackrock, Inc., 3.75%, 07/18/2035 (w)	EUR	1,600	1,733
Blackstone Holdings Finance Co. LLC, Reg. S, 1.50%, 04/10/2029	EUR	167	170
Blue Owl Finance LLC, 3.13%, 06/10/2031		20	17
BNP Paribas Home Loan SFH SA, (France),
Reg. S, 3.00%, 05/25/2028	EUR	100	110
Reg. S, 3.00%, 01/31/2030	EUR	100	109
BPCE SFH SA, (France),
Reg. S, 0.01%, 11/08/2026	EUR	100	104
Reg. S, 0.01%, 01/21/2027	EUR	100	104
Reg. S, 0.01%, 01/29/2036	EUR	100	76
Reg. S, 0.13%, 12/03/2030	EUR	100	93
Reg. S, 0.63%, 09/22/2027	EUR	100	103
Reg. S, 1.13%, 04/12/2030	EUR	100	100
Reg. S, 1.75%, 05/27/2032	EUR	100	99
Reg. S, 2.88%, 01/15/2027	EUR	100	109
Reg. S, 3.00%, 02/20/2029	EUR	100	109
Reg. S, 3.00%, 03/24/2032	EUR	100	108
Reg. S, 3.38%, 03/13/2029	EUR	100	111
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	201
Reg. S, 0.01%, 10/08/2029	EUR	100	96
Reg. S, 2.75%, 04/12/2028	EUR	100	109
Reg. S, 2.75%, 09/06/2030	EUR	2,100	2,260
Reg. S, 3.38%, 06/28/2032	EUR	100	110

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Cantor Fitzgerald LP,
4.50%, 04/14/2027 (e)		1,740	1,721
7.20%, 12/12/2028 (e)		840	886
Capital One Financial Corp.,
1.65%, 06/12/2029	EUR	1,800	1,810
(United States SOFR + 2.37%), 5.27%, 05/10/2033 (aa)		80	79
(United States SOFR + 1.56%), 5.46%, 07/26/2030 (aa)		30	30
(United States SOFR + 2.04%), 6.18%, 01/30/2036 (aa)		25	25
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		72	75
(United States SOFR + 2.44%), 7.15%, 10/29/2027 (aa)		2	2
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		620	690
Cboe Global Markets, Inc., 1.63%, 12/15/2030		29	25
CCF SFH SACA, (France),
Reg. S, 0.75%, 03/22/2027	EUR	100	105
Reg. S, 2.50%, 06/28/2028	EUR	1,900	2,043
Charles Schwab Corp. (The), Series I, (CMT Index 5 Year + 3.17%), 4.00%, 06/01/2026 (x) (aa)		215	210
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	4,206
Reg. S, 0.01%, 11/03/2031	EUR	100	89
Reg. S, 0.05%, 12/06/2029	EUR	100	96
Reg. S, 0.88%, 08/11/2028	EUR	100	102
Reg. S, 0.88%, 05/06/2034	EUR	100	88
Reg. S, 2.13%, 01/07/2030	EUR	100	105
Reg. S, 3.25%, 09/28/2026	EUR	100	110
Reg. S, 3.38%, 09/04/2028	EUR	100	111
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 0.88%, 08/02/2027	EUR	100	105
Reg. S, 3.00%, 06/14/2030	EUR	100	109
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	4,965
Reg. S, 0.75%, 09/15/2027	EUR	100	104
Reg. S, 0.88%, 03/04/2032	EUR	100	93
Reg. S, 1.00%, 01/30/2029	EUR	100	102
Reg. S, 2.38%, 02/08/2028	EUR	100	108
Reg. S, 3.00%, 07/23/2029	EUR	100	109
Reg. S, 3.00%, 11/28/2030	EUR	2,100	2,280
Reg. S, 3.25%, 04/20/2029	EUR	100	110
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.25%, 06/21/2028	EUR	110	110
Discover Financial Services,
6.70%, 11/29/2032		35	37
(SOFR Compounded Index + 3.37%), 7.96%, 11/02/2034 (aa)		140	160
DLR Kredit A/S, (Denmark), Series CCb, Reg. S, 1.00%, 04/01/2028	DKK	700	98
Enact Holdings, Inc., 6.25%, 05/28/2029		144	148
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,361
Intercontinental Exchange, Inc., 3.00%, 06/15/2050		160	104
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,055
2.75%, 10/15/2032		1,420	1,171
5.88%, 07/21/2028		405	416

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Jyske Realkredit A/S, (Denmark), Series CCB, Reg. S, 1.00%, 04/01/2026	DKK	400	57
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 3.00%, 01/31/2031	EUR	100	108
Reg. S, 3.13%, 01/29/2034	EUR	100	108
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	106
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	88
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	96
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	2,800	257
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,218
Reg. S, 1.75%, 12/06/2027	EUR	800	844
LPL Holdings, Inc.,
5.65%, 03/15/2035		80	79
6.00%, 05/20/2034		35	36
6.75%, 11/17/2028		435	459
LSEG Netherlands BV, (Netherlands), Reg. S, 0.75%, 04/06/2033	EUR	1,000	876
Mastercard, Inc.,
1.00%, 02/22/2029	EUR	13,609	13,787
2.10%, 12/01/2027	EUR	1,825	1,959
3.35%, 03/26/2030		264	251
3.85%, 03/26/2050		20	16
4.55%, 01/15/2035		90	87
Nasdaq, Inc.,
0.90%, 07/30/2033	EUR	100	87
5.35%, 06/28/2028		10	10
Nomura Holdings, Inc., (Japan),
2.17%, 07/14/2028		1,500	1,384
2.61%, 07/14/2031		730	629
3.00%, 01/22/2032		320	279
6.07%, 07/12/2028		1,625	1,685
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 04/01/2026 (e)	DKK	250	36
1.00%, 10/01/2026	DKK	500	71
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	28
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	41
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500	71
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	300	42
Series CC2, 1.00%, 04/01/2030	DKK	800	107
Nuveen LLC, 5.55%, 01/15/2030 (e)		190	196
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,744
Private Export Funding Corp., Series PP, 1.40%, 07/15/2028		775	712
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	191
Reg. S, 1.75%, 11/24/2026	GBP	165	204
Reg. S, 2.00%, 01/23/2029	GBP	900	1,063
Radian Group, Inc., 6.20%, 05/15/2029		40	41
Raymond James Financial, Inc., 3.75%, 04/01/2051		16	12

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Realkredit Danmark A/S, (Denmark),
Series 10f, Reg. S, 1.00%, 04/01/2026	DKK	500	72
Series 10F, Reg. S, 1.00%, 01/01/2030 (e)	DKK	1,000	135
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	38	4
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	116
Reg. S, 4.82%, 12/01/2033	GBP	300	384
Societe Generale SFH SA, (France), Reg. S, 1.75%, 05/05/2034	EUR	200	191
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	108
Reg. S, 3.00%, 07/31/2029	EUR	100	110
Swedbank Hypotek AB, (Sweden),
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	67
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	200
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	3,200	318
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,699
TP ICAP Finance plc, (United Kingdom), Reg. S, 5.25%, 05/29/2026	GBP	2,000	2,588
Visa, Inc.,
2.00%, 06/15/2029	EUR	4,100	4,301
4.30%, 12/14/2045		260	226
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	275
Western Union Co. (The), 1.35%, 03/15/2026		510	493

			81,468

Insurance — 1.1%
AG Insurance SA, (Belgium), Reg. S, (EUR Swap Rate 5 Year + 3.88%), 3.50%, 06/30/2047 (aa)	EUR	3,100	3,350
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	1,800	1,776
Alleghany Corp.,
3.25%, 08/15/2051		15	10
3.63%, 05/15/2030		5	5
Allianz Finance II BV, (Netherlands),
Reg. S, 0.50%, 11/22/2033	EUR	200	172
Series 62, Reg. S, 4.50%, 03/13/2043	GBP	1,500	1,664
Allianz SE, (Germany),
Reg. S, (EURIBOR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)	EUR	4,900	5,338
Reg. S, (EURIBOR 3 Month + 3.65%), 5.82%, 07/25/2053 (aa)	EUR	1,900	2,269
American International Group, Inc., 1.88%, 06/21/2027	EUR	1,000	1,061
American National Group, Inc., 5.75%, 10/01/2029		35	35
Aon North America, Inc., 5.45%, 03/01/2034		75	76
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (Netherlands), Reg. S, (EURIBOR 3 Month + 3.20%), 2.75%, 02/19/2049 (aa)	EUR	500	524
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		20	13
3.50%, 05/20/2051		5	3
5.15%, 02/15/2035		770	761
ASR Nederland NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	1,000	1,059
Reg. S, (EUR Swap Rate 5 Year + 5.20%), 5.13%, 09/29/2045 (aa)	EUR	1,000	1,091

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Assurant, Inc.,
2.65%, 01/15/2032		26	22
3.70%, 02/22/2030		30	28
4.90%, 03/27/2028		7	7
Athene Global Funding, 4.95%, 01/07/2027 (e)		70	70
Aviva plc, (United Kingdom),
Reg. S, 1.88%, 11/13/2027	EUR	500	528
Reg. S, (EURIBOR 3 Month + 3.55%), 3.38%, 12/04/2045 (aa)	EUR	1,000	1,080
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	825	868
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	430	565
Reg. S, (UK Gilts 5 Year + 3.30%), 6.13%, 09/12/2054 (aa)	GBP	1,800	2,259
AXA SA, (France),
Reg. S, (EURIBOR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)	EUR	1,900	2,065
Reg. S, (EUR Swap Rate 11 Year + 3.25%), 3.88%, 10/08/2025 (x) (aa)	EUR	5,000	5,419
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039	GBP	825	719
Berkshire Hathaway, Inc., 2.15%, 03/15/2028	EUR	1,000	1,067
Brown & Brown, Inc.,
2.38%, 03/15/2031		69	59
4.20%, 03/17/2032		8	8
4.95%, 03/17/2052		30	26
5.65%, 06/11/2034		80	81
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	1,974
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	4,907
Chubb INA Holdings LLC,
0.88%, 12/15/2029	EUR	1,000	976
1.55%, 03/15/2028	EUR	3,000	3,119
5.00%, 03/15/2034		505	504
Cloverie PLC for Zurich Insurance Co. Ltd., (Ireland), Reg. S, 1.50%, 12/15/2028	EUR	1,000	1,028
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,172
5.13%, 02/15/2034		60	59
CNP Assurances SACA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	100
Reg. S, 1.25%, 01/27/2029	EUR	700	702
Reg. S, (EURIBOR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	271
Reg. S, (EURIBOR 3 Month + 3.00%), 2.00%, 07/27/2050 (aa)	EUR	100	98
Reg. S, (EURIBOR 3 Month + 3.65%), 2.50%, 06/30/2051 (aa)	EUR	1,000	996
Reg. S, 2.75%, 02/05/2029	EUR	100	106
Reg. S, (EURIBOR 3 Month + 4.60%), 4.50%, 06/10/2047 (aa)	EUR	200	221
Reg. S, (EURIBOR 3 Month + 3.37%), 4.88%, 07/16/2054 (aa)	EUR	100	112
Reg. S, (EURIBOR 3 Month + 3.45%), 5.25%, 07/18/2053 (aa)	EUR	300	343
Corebridge Financial, Inc.,
4.35%, 04/05/2042		155	129
(CMT Index 5 Year + 3.85%), 6.88%, 12/15/2052 (aa)		145	148
Credit Agricole Assurances SA, (France), Reg. S, 2.00%, 07/17/2030	EUR	600	593
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		131	113
4.95%, 06/01/2029		30	30
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		825	556

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Fairfax Financial Holdings Ltd., (Canada),
Reg. S, 2.75%, 03/29/2028	EUR	4,865	5,174
3.38%, 03/03/2031		2,010	1,830
4.85%, 04/17/2028		35	35
5.63%, 08/16/2032		1,100	1,121
6.00%, 12/07/2033		30	31
6.10%, 03/15/2055 (e)		31	30
6.35%, 03/22/2054		60	61
Fidelity National Financial, Inc.,
3.20%, 09/17/2051		20	12
3.40%, 06/15/2030		10	9
4.50%, 08/15/2028		10	10
First American Financial Corp., 5.45%, 09/30/2034		63	62
Generali, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	100	94
Reg. S, 2.43%, 07/14/2031	EUR	1,000	1,004
Reg. S, 4.13%, 05/04/2026	EUR	100	109
Reg. S, (EURIBOR 3 Month + 4.50%), 4.60%, 11/21/2025 (x) (aa)	EUR	100	109
Groupe des Assurances du Credit Mutuel SADIR, (France),
Reg. S, (EURIBOR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)	EUR	2,200	2,043
Reg. S, 3.75%, 04/30/2029	EUR	2,200	2,426
Hannover Rueck SE, (Germany),
Reg. S, (EURIBOR 3 Month + 2.38%), 1.13%, 10/09/2039 (aa)	EUR	1,000	970
Reg. S, (EURIBOR 3 Month + 3.75%), 5.88%, 08/26/2043 (aa)	EUR	1,200	1,449
Jackson Financial, Inc., 4.00%, 11/23/2051		5	3
Just Group plc, (United Kingdom), Reg. S, 6.88%, 03/30/2035	GBP	1,750	2,228
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	566
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	999
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	762
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		875	637
5.50%, 06/15/2052 (e)		450	416
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)		890	904
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	962
Markel Group, Inc.,
3.45%, 05/07/2052		1,000	674
6.00%, 05/16/2054		150	150
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	3,231	3,304
5.00%, 03/15/2035		1,210	1,197
5.40%, 03/15/2055		920	884
Metropolitan Life Global Funding I,
Reg. S, 0.50%, 05/25/2029	EUR	500	489
Reg. S, 0.55%, 06/16/2027	EUR	1,475	1,528
Reg. S, 0.63%, 12/08/2027	GBP	1,000	1,158
Reg. S, 1.63%, 10/12/2028	GBP	1,000	1,161
Reg. S, 1.63%, 09/21/2029	GBP	2,125	2,391

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany), Reg. S, (EURIBOR 3 Month + 2.60%), 4.25%, 05/26/2044 (aa)	EUR	12,800	13,921
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (e)		1,660	1,652
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	1,947
New York Life Global Funding, Reg. S, 3.63%, 01/09/2030	EUR	9,625	10,656
NN Group NV, (Netherlands), Reg. S, (EURIBOR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,478
Old Republic International Corp., 3.85%, 06/11/2051		15	11
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,407
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 6.63%, 12/18/2025	GBP	425	553
Primerica, Inc., 2.80%, 11/19/2031		35	30
Protective Life Global Funding, 4.77%, 12/09/2029 (e) (jj)		2,500	2,504
Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 2.67%), 5.70%, 09/15/2048 (aa)		150	150
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	1,998
Reinsurance Group of America, Inc., 5.75%, 09/15/2034		87	88
RenaissanceRe Holdings Ltd., (Bermuda),
5.75%, 06/05/2033		52	53
5.80%, 04/01/2035		755	770
Rothesay Life plc, (United Kingdom), Reg. S, 7.02%, 12/10/2034	GBP	3,325	4,357
Sampo OYJ, (Finland), Reg. S, 2.25%, 09/27/2030	EUR	500	522
SCOR SE, (France), Reg. S, (EUR Swap Rate 10 Year + 3.25%), 3.00%, 06/08/2046 (aa)	EUR	3,600	3,872
Sogecap SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.15%), 4.13%, 02/18/2026 (x) (aa)	EUR	1,700	1,850
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	7,800	8,829
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		20	20
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	494
Reg. S, (EURIBOR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	500	475
Reg. S, (EURIBOR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	554
Unum Group,
4.00%, 06/15/2029		1,700	1,649
4.13%, 06/15/2051		904	676
5.75%, 08/15/2042		5	5
6.00%, 06/15/2054		755	754
W R Berkley Corp., 4.00%, 05/12/2050		700	536
Willis North America, Inc.,
4.65%, 06/15/2027		30	30
5.35%, 05/15/2033		20	20
5.90%, 03/05/2054		91	89
Zurich Finance Ireland Designated Activity Co., (Ireland),
Reg. S, 1.63%, 06/17/2039	EUR	500	417
Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	5,625	6,900

			159,594

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		6	6
2.88%, 06/15/2028		25	23
5.80%, 03/08/2032		70	69
5.95%, 07/15/2029		55	56
Blackstone Private Credit Fund, 3.25%, 03/15/2027		25	24
CDP Reti SpA, (Italy),
Reg. S, 3.88%, 09/04/2031	EUR	200	219
Reg. S, 5.88%, 10/25/2027	EUR	500	576
FS KKR Capital Corp.,
2.63%, 01/15/2027		35	33
3.13%, 10/12/2028		135	123
7.88%, 01/15/2029		20	21
Golub Capital BDC, Inc.,
2.50%, 08/24/2026		5	5
6.00%, 07/15/2029		65	65
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	331
Reg. S, 2.75%, 06/10/2032	EUR	9,924	10,323
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	1,033
Reg. S, 1.00%, 03/10/2034	EUR	600	513
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	4,919
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,640
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,600	2,428

			22,407

Private Equity — 0.1%
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	4,925	5,598
Reg. S, 5.75%, 12/03/2032	GBP	350	457
Brookfield Finance, Inc., (Canada), 5.68%, 01/15/2035		70	72
Intermediate Capital Group plc, (United Kingdom), Reg. S, 1.63%, 02/17/2027	EUR	1,000	1,049

			7,176

Real Estate — 0.6%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,305
Akelius Residential Property Financing BV, (Netherlands), Reg. S, 1.00%, 01/17/2028	EUR	1,000	1,017
Aroundtown SA, (Luxembourg),
Reg. S, 0.00%, 07/16/2026	EUR	3,800	3,940
Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (x) (aa)	EUR	3,000	2,951
Reg. S, 3.00%, 10/16/2029	GBP	4,650	5,202
Reg. S, 4.80%, 07/16/2029	EUR	900	1,004
Balder Finland OYJ, (Finland), Reg. S, 1.00%, 01/18/2027	EUR	1,000	1,043
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	960
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,505
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,267
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	62

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
CBRE Services, Inc., 5.95%, 08/15/2034		63	66
Citycon Treasury BV, (Netherlands), Reg. S, 6.50%, 03/08/2029	EUR	2,150	2,472
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	961
Reg. S, 1.88%, 09/07/2051	GBP	500	293
Reg. S, 2.63%, 01/18/2029	GBP	200	237
CTP NV, (Netherlands),
Reg. S, 0.88%, 01/20/2026	EUR	372	396
Reg. S, 1.50%, 09/27/2031	EUR	4,850	4,484
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	461
Reg. S, 1.50%, 04/30/2030	EUR	900	896
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	2,000	2,088
Reg. S, 1.88%, 01/23/2026	EUR	660	707
Grand City Properties Finance Sarl, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.51%), 6.13%, 01/16/2030 (x) (aa)	EUR	3,750	3,998
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,275
Heimstaden Bostad Treasury BV, (Netherlands), 1.38%, 03/03/2027	EUR	600	623
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	857
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	396
Reg. S, 1.13%, 11/01/2033	EUR	100	85
LEG Immobilien SE, (Germany), Reg. S, 0.75%, 06/30/2031	EUR	700	631
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	825	1,018
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.88%, 01/14/2031	EUR	500	457
Reg. S, 1.50%, 07/13/2026	EUR	1,000	1,063
Reg. S, 1.63%, 07/15/2027	EUR	3,000	3,122
Reg. S, 1.63%, 01/17/2030	EUR	200	195
Reg. S, 2.00%, 01/17/2034	EUR	100	91
Reg. S, 3.25%, 11/13/2028	EUR	100	107
Reg. S, 4.25%, 07/18/2029	EUR	100	110
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	350
Reg. S, 2.13%, 03/31/2032	GBP	1,000	1,038
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,479
Reg. S, 2.75%, 07/20/2057	GBP	425	289
Reg. S, 3.13%, 02/28/2053	GBP	500	386
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	22	27
NE Property BV, (Netherlands),
Reg. S, 1.88%, 10/09/2026	EUR	1,000	1,064
Reg. S, 3.38%, 07/14/2027	EUR	500	541
Notting Hill Genesis, (United Kingdom),
Reg. S, 3.25%, 10/12/2048	GBP	1,000	809
Reg. S, 4.38%, 02/20/2054	GBP	500	477
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,148
Reg. S, 6.00%, 04/01/2035 (w)	GBP	1,800	2,323

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		2,580	2,216
4.13%, 02/01/2029 (e)		2,100	2,051
Optivo Finance plc, (United Kingdom), Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,157
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,136
P3 Group Sarl, (Luxembourg),
Reg. S, 0.88%, 01/26/2026	EUR	490	521
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,308
Reg. S, 4.00%, 04/19/2032	EUR	100	107
Reg. S, 4.63%, 02/13/2030	EUR	200	223
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.63%, 02/24/2026	EUR	1,000	1,068
Shurgard Luxembourg Sarl, (Luxembourg), Reg. S, 3.63%, 10/22/2034	EUR	4,100	4,289
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	1,000	1,064
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,800	1,809
Southern Housing, (United Kingdom), Reg. S, 5.63%, 10/01/2054	GBP	1,125	1,339
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	37	48
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	74	106
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	29	38
VGP NV, (Belgium),
Reg. S, 1.63%, 01/17/2027	EUR	1,300	1,373
Reg. S, 2.25%, 01/17/2030	EUR	700	694
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	316
Reg. S, 1.00%, 01/28/2041	EUR	1,100	731

			80,870

REITS — 0.6%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	1,074
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033		75	59
5.25%, 05/15/2036		295	287
5.50%, 10/01/2035		2,120	2,125
5.63%, 05/15/2054		1,240	1,181
Altarea SCA, (France),
Reg. S, 1.75%, 01/16/2030	EUR	400	378
Reg. S, 1.88%, 01/17/2028	EUR	1,500	1,525
Reg. S, 5.50%, 10/02/2031	EUR	3,900	4,301
American Homes 4 Rent LP,
5.25%, 03/15/2035		1,960	1,918
5.50%, 02/01/2034		55	55
American Tower Corp.,
1.95%, 05/22/2026	EUR	1,000	1,073
3.80%, 08/15/2029		627	601
5.20%, 02/15/2029		55	56
5.80%, 11/15/2028		26	27
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,124
4.13%, 06/15/2026		2,300	2,282
4.13%, 05/15/2029		940	912

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
5.20%, 04/01/2032		320	319
Cousins Properties LP, 5.88%, 10/01/2034		75	75
Crown Castle, Inc.,
2.10%, 04/01/2031		115	96
4.90%, 09/01/2029		50	50
5.20%, 09/01/2034		10	10
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034		35	36
Equinix, Inc.,
1.00%, 09/15/2025		50	49
1.00%, 03/15/2033	EUR	800	705
1.45%, 05/15/2026		20	19
2.90%, 11/18/2026		20	20
Extra Space Storage LP,
3.50%, 07/01/2026		13	13
5.35%, 01/15/2035		30	30
5.40%, 02/01/2034		15	15
5.70%, 04/01/2028		40	41
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	675
4.00%, 01/15/2030		800	755
5.30%, 01/15/2029		400	400
5.38%, 04/15/2026		1,500	1,505
5.63%, 09/15/2034		72	71
6.25%, 09/15/2054		10	10
Healthcare Realty Holdings LP, 2.00%, 03/15/2031		80	67
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,288
Host Hotels & Resorts LP,
5.50%, 04/15/2035		70	69
5.70%, 07/01/2034		460	459
Series J, 2.90%, 12/15/2031		415	359
Invitation Homes Operating Partnership LP,
2.00%, 08/15/2031		48	40
4.15%, 04/15/2032		1,025	954
4.88%, 02/01/2035		110	105
5.45%, 08/15/2030		10	11
Kimco Realty OP LLC,
2.70%, 10/01/2030		1,900	1,710
4.85%, 03/01/2035		700	672
Klepierre SA, (France),
Reg. S, 1.63%, 12/13/2032	EUR	1,000	959
Reg. S, 2.00%, 05/12/2029	EUR	1,000	1,038
Land Securities Capital Markets plc, (United Kingdom), Reg. S, 4.63%, 09/23/2034	GBP	2,350	2,864
Mercialys SA, (France),
Reg. S, 1.80%, 02/27/2026	EUR	1,000	1,069
Reg. S, 2.50%, 02/28/2029	EUR	300	318
Merlin Properties Socimi SA, (Spain), Reg. S, 2.38%, 07/13/2027	EUR	1,000	1,070
National Health Investors, Inc., 3.00%, 02/01/2031		50	43
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	3,600	4,150
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	1,865

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Rayonier LP, 2.75%, 05/17/2031		9	8
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	211
1.75%, 07/13/2033	GBP	1,100	1,058
3.10%, 12/15/2029		800	745
4.75%, 02/15/2029		30	30
5.00%, 10/15/2029	GBP	2,300	2,936
5.25%, 09/04/2041	GBP	1,500	1,732
Sabra Health Care LP, 3.20%, 12/01/2031		90	78
Scentre Group Trust 1 / Scentre Group Trust 2, (Australia), Reg. S, 1.45%, 03/28/2029	EUR	2,000	2,029
Scentre Group Trust 1, (Australia), Reg. S, 3.88%, 07/16/2026	GBP	554	706
Segro plc, (United Kingdom), Reg. S, 3.50%, 09/24/2032	EUR	1,725	1,825
SELP Finance Sarl, (Luxembourg), Reg. S, 3.75%, 08/10/2027	EUR	2,300	2,527
Simon International Finance SCA, (Luxembourg), Reg. S, 1.13%, 03/19/2033	EUR	5,709	5,085
Simon Property Group LP,
1.38%, 01/15/2027		10	10
3.25%, 09/13/2049		2	1
4.25%, 10/01/2044		2	2
4.25%, 11/30/2046		3	2
5.85%, 03/08/2053		10	10
6.65%, 01/15/2054		12	13
Sun Communities Operating LP,
2.30%, 11/01/2028		2,660	2,453
2.70%, 07/15/2031		135	117
4.20%, 04/15/2032		2,250	2,107
Unibail-Rodamco-Westfield SE, (France), Reg. S, 1.88%, 01/15/2031	EUR	3,800	3,763
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,479
Ventas Realty LP, 5.63%, 07/01/2034		90	91
VICI Properties LP,
4.95%, 02/15/2030		2,445	2,422
5.13%, 05/15/2032		28	27
VICI Properties LP / VICI Note Co., Inc., 3.88%, 02/15/2029 (e)		215	205
Welltower OP LLC,
2.75%, 01/15/2031		50	45
3.10%, 01/15/2030		2,472	2,293
4.00%, 06/01/2025		7	7
4.25%, 04/15/2028		4	4
4.50%, 12/01/2034	GBP	300	350
4.80%, 11/20/2028	GBP	1,650	2,107
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,444
WP Carey, Inc.,
2.25%, 04/01/2033		1,000	802
3.70%, 11/19/2034	EUR	2,000	2,061
4.25%, 07/23/2032	EUR	2,100	2,305

			86,072

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, 2.63%, 12/07/2026	EUR	5,000	5,426
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Savings & Loans — continued
Reg. S, 1.38%, 06/29/2032	EUR	1,785	1,725
Reg. S, 3.31%, 05/02/2034	EUR	120	131
Reg. S, 3.63%, 03/15/2028	EUR	100	112
Skipton Building Society, (United Kingdom), Reg. S, 3.25%, 06/18/2029	EUR	1,800	1,983
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 11/16/2028	EUR	5,100	5,027

			14,508

Total Financial			1,571,402

Government — 1.5%
Multi-National — 1.5%
African Development Bank, (Supranational),
0.50%, 03/21/2029	EUR	3,500	3,494
0.88%, 05/24/2028	EUR	400	412
2.25%, 09/14/2029	EUR	2,000	2,132
Asian Development Bank, (Supranational),
Reg. S, 0.00%, 10/24/2029	EUR	5,000	4,815
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,385
0.35%, 07/16/2025	EUR	700	753
0.75%, 12/07/2027	GBP	5,000	5,893
1.40%, 02/06/2037	EUR	7,000	6,182
2.88%, 05/06/2025		150	150
4.13%, 02/14/2029	GBP	5,000	6,414
4.38%, 01/14/2028		25	25
4.50%, 08/25/2028		150	152
6.22%, 08/15/2027		100	104
Asian Infrastructure Investment Bank (The), (Supranational), 4.50%, 01/16/2030		190	193
Corp. Andina de Fomento, (Supranational), Reg. S, 0.25%, 02/04/2026	EUR	2,000	2,121
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,621
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,730
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,511
Reg. S, 2.88%, 04/13/2030	EUR	10,000	10,916
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,311
Reg. S, 0.01%, 01/22/2027	EUR	500	518
Reg. S, 0.63%, 01/17/2026	EUR	600	640
Reg. S, 1.00%, 10/18/2027	EUR	300	313
Reg. S, 2.75%, 01/18/2029	EUR	700	757
Reg. S, 3.13%, 06/01/2028	EUR	600	659
Erste Abwicklungsanstalt, (Germany), Reg. S, 3.13%, 06/22/2026	EUR	400	437
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	357
5.50%, 06/07/2032	GBP	300	400
European Investment Bank, (Supranational),
Reg. S, 0.00%, 03/13/2026	EUR	700	742
Zero Coupon, 05/28/2037 (e)	CAD	150	63
Reg. S, 0.01%, 11/15/2035	EUR	4,200	3,273
Reg. S, 0.01%, 05/15/2041	EUR	5,000	3,151
Reg. S, 0.05%, 11/15/2029	EUR	10,000	9,650

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
0.05%, 01/16/2030	EUR	17,900	17,183
Reg. S, 0.05%, 10/13/2034	EUR	19,000	15,519
Reg. S, 0.10%, 10/15/2026	EUR	5,000	5,242
Reg. S, 0.13%, 12/14/2026	GBP	1,875	2,262
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,692
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,547
Reg. S, 0.88%, 05/15/2026	GBP	2,000	2,490
0.88%, 09/13/2047	EUR	200	131
Reg. S, 1.00%, 03/14/2031	EUR	20,000	19,598
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,134
1.50%, 10/16/2048	EUR	5,000	3,699
2.75%, 09/13/2030	EUR	230	250
Reg. S, 3.00%, 02/15/2039	EUR	15,000	15,618
Reg. S, 3.50%, 04/15/2027	EUR	10,000	11,092
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,236
3.75%, 11/15/2029		145	143
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,507
4.38%, 03/19/2027		200	201
Reg. S, 4.50%, 03/07/2044	GBP	5,000	5,873
4.63%, 02/12/2035		190	194
5.00%, 04/15/2039	GBP	3,500	4,510
Series 1981, 2.63%, 03/15/2035	EUR	40	41
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	3,055	3,558
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,200	1,160
Inter-American Development Bank, (Supranational),
0.88%, 04/20/2026		200	194
2.38%, 08/03/2029	GBP	1,000	1,193
3.63%, 09/17/2031		145	140
6.75%, 07/15/2027		700	734
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	1,044
Reg. S, 0.35%, 04/22/2036	EUR	3,500	2,784
Reg. S, 0.38%, 09/22/2027	GBP	2,000	2,351
Reg. S, 0.70%, 01/17/2042	EUR	1,000	701
International Finance Corp., (Supranational),
SUB, 1.00%, 05/15/2026		150	147
SUB, 1.25%, 03/15/2026		10	10
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	220

			209,672

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	142
Reg. S, 4.00%, 09/12/2033	GBP	300	353
Reg. S, 4.00%, 04/07/2064	GBP	300	281

			776

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	1,560	1,336
UK Municipal Bonds Agency Finance Co. DAC, (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	46

			1,382

Total Government			211,830

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Industrial — 2.3%
Aerospace/Defense — 0.5%
Airbus SE, (Netherlands),
Reg. S, 1.63%, 06/09/2030	EUR	1,100	1,116
Reg. S, 2.00%, 04/07/2028	EUR	1,715	1,825
Reg. S, 2.38%, 04/07/2032	EUR	2,300	2,383
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,147
Boeing Co. (The),
3.45%, 11/01/2028		10	10
5.71%, 05/01/2040		2,300	2,230
5.81%, 05/01/2050		50	47
6.30%, 05/01/2029		20	21
6.39%, 05/01/2031		30	32
6.53%, 05/01/2034		100	107
6.86%, 05/01/2054		88	95
7.01%, 05/01/2064		1,290	1,394
General Dynamics Corp.,
2.25%, 06/01/2031		36	31
4.25%, 04/01/2040		2	2
General Electric Co., 1.50%, 05/17/2029	EUR	2,272	2,326
Hexcel Corp., 4.20%, 02/15/2027		25	25
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,617
MTU Aero Engines AG, (Germany), Reg. S, 3.88%, 09/18/2031	EUR	13,785	15,228
Rolls-Royce plc, (United Kingdom), Reg. S, 1.63%, 05/09/2028	EUR	18,500	19,244
RTX Corp., 2.15%, 05/18/2030	EUR	1,500	1,529
Safran SA, (France),
Reg. S, 0.13%, 03/16/2026	EUR	1,000	1,057
Reg. S, 0.75%, 03/17/2031	EUR	12,700	12,164
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	4,100	4,321
Reg. S, 1.00%, 05/15/2028	EUR	1,900	1,954
Reg. S, 4.13%, 10/18/2028	EUR	800	900

			70,805

Building Materials — 0.3%
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,791
Cie de Saint-Gobain SA, (France),
Reg. S, 3.38%, 04/08/2030	EUR	900	981
Reg. S, 3.63%, 04/08/2034	EUR	2,000	2,157
CRH America Finance, Inc., 5.50%, 01/09/2035		200	202
CRH Finance DAC, (Ireland), Reg. S, 1.38%, 10/18/2028	EUR	1,164	1,198
CRH Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,879
CRH Funding BV, (Netherlands), Reg. S, 1.63%, 05/05/2030	EUR	800	801
CRH SMW Finance DAC, (Ireland), Reg. S, 1.25%, 11/05/2026	EUR	1,000	1,060
Eagle Materials, Inc., 2.50%, 07/01/2031		61	53
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	2,425	2,664
Holcim Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.50%, 04/23/2031	EUR	2,745	2,508
Reg. S, 0.63%, 01/19/2033	EUR	9,200	8,010
Holcim Sterling Finance Netherlands BV, (Netherlands),
Reg. S, 2.25%, 04/04/2034	GBP	1,900	1,883
Reg. S, 3.00%, 05/12/2032	GBP	3,500	3,891

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland),
1.00%, 09/15/2032	EUR	1,000	913
3.00%, 09/15/2028	EUR	1,000	1,085
3.13%, 12/11/2033	EUR	1,000	1,033
Kingspan Securities Ireland DAC, (Ireland), Reg. S, 3.50%, 10/31/2031	EUR	3,850	4,119
Lennox International, Inc.,
1.35%, 08/01/2025		2	2
5.50%, 09/15/2028		25	26
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		16	10
5.15%, 12/01/2034		730	724
5.50%, 12/01/2054		25	24
Owens Corning, 3.95%, 08/15/2029		500	484
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	4
Vulcan Materials Co.,
3.50%, 06/01/2030		60	56
5.70%, 12/01/2054		165	161

			37,719

Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
2.00%, 10/15/2029	EUR	1,500	1,560
2.80%, 12/21/2051		17	11
5.00%, 03/15/2035		91	91
Legrand SA, (France),
Reg. S, 0.63%, 06/24/2028	EUR	1,000	1,014
Reg. S, 1.00%, 03/06/2026	EUR	1,000	1,066
Reg. S, 1.88%, 07/06/2032	EUR	1,000	984
Schneider Electric SE, (France),
Reg. S, 3.25%, 10/10/2035	EUR	4,400	4,654
Reg. S, 3.50%, 06/12/2033	EUR	400	439
Signify NV, (Netherlands), Reg. S, 2.38%, 05/11/2027	EUR	175	187

			10,006

Electronics — 0.1%
Amphenol Corp., 5.38%, 11/15/2054		155	152
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	2,525	2,678
Assa Abloy AB, (Sweden), Reg. S, 4.13%, 09/13/2035	EUR	1,050	1,185
Flex Ltd., (Singapore), 5.25%, 01/15/2032		110	109
Fortive Corp.,
3.70%, 02/13/2026	EUR	2,250	2,452
3.70%, 08/15/2029	EUR	2,600	2,874
Honeywell International, Inc.,
2.25%, 02/22/2028	EUR	1,500	1,603
4.13%, 11/02/2034	EUR	3,700	4,106
5.25%, 03/01/2054		73	69
Hubbell, Inc., 2.30%, 03/15/2031		59	51
Jabil, Inc.,
1.70%, 04/15/2026		20	19
5.45%, 02/01/2029		40	41
Keysight Technologies, Inc., 4.95%, 10/15/2034		20	20
TD SYNNEX Corp., 6.10%, 04/12/2034		55	56
Trimble, Inc., 6.10%, 03/15/2033		36	38

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — continued
Tyco Electronics Group SA, (Luxembourg), 0.00%, 02/16/2029	EUR	1,000	972

			16,425

Engineering & Construction — 0.3%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	2,000	1,881
Reg. S, 3.38%, 01/16/2031	EUR	7,200	7,914
Reg. S, 3.38%, 01/15/2034	EUR	3,100	3,366
Aena SME SA, (Spain), Reg. S, 4.25%, 10/13/2030	EUR	200	227
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	502
Reg. S, 1.13%, 06/18/2034	EUR	200	175
Reg. S, 1.50%, 07/02/2032	EUR	900	855
Reg. S, 2.13%, 10/02/2026	EUR	100	107
Reg. S, 2.75%, 06/05/2028	EUR	100	108
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,647
Reg. S, 3.38%, 05/16/2031	EUR	100	108
Reg. S, 3.75%, 03/20/2036	EUR	200	215
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	317
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	380
Ferrovial Emisiones SA, (Spain),
Reg. S, 0.54%, 11/12/2028	EUR	1,000	996
Reg. S, 1.38%, 05/14/2026	EUR	1,000	1,066
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	334
Reg. S, 6.45%, 12/10/2031	GBP	225	305
Reg. S, 6.75%, 12/03/2026	GBP	150	199
HOCHTIEF AG, (Germany),
Reg. S, 0.50%, 09/03/2027	EUR	229	236
Reg. S, 0.63%, 04/26/2029	EUR	125	123
Reg. S, 4.25%, 05/31/2030	EUR	8,501	9,515
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		950	991
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	308
Reg. S, 0.75%, 04/22/2033	EUR	200	175
Reg. S, 0.88%, 09/08/2032	EUR	400	361
Reg. S, 3.38%, 09/17/2036	EUR	190	198
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 1.75%, 04/26/2028	EUR	1,000	1,044
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	2,000	2,163

			36,816

Environmental Control — 0.0% (g)
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	213
Reg. S, 4.00%, 03/12/2031	EUR	100	110
Reg. S, 5.38%, 05/15/2027	EUR	200	226
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	182
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	19
Waste Management, Inc.,
2.00%, 06/01/2029		4	4

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Environmental Control — continued
4.63%, 02/15/2033		19	19
4.95%, 07/03/2031		130	132

			914

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp., 6.05%, 02/15/2026		620	624
Snap-on, Inc., 3.10%, 05/01/2050		10	7

			631

Machinery - Construction & Mining — 0.2%
Eaton Capital ULC, (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	3,167	3,030
Reg. S, 3.60%, 05/21/2031	EUR	3,281	3,598
Reg. S, 3.80%, 05/21/2036	EUR	13,600	14,672
Sandvik AB, (Sweden),
Reg. S, 2.13%, 06/07/2027	EUR	1,000	1,069
Reg. S, 3.75%, 09/27/2029	EUR	1,000	1,111

			23,480

Machinery - Diversified — 0.1%
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.13%, 09/03/2029	EUR	500	482
Reg. S, 0.75%, 02/08/2032	EUR	2,500	2,305
Dover Corp.,
0.75%, 11/04/2027	EUR	1,000	1,026
1.25%, 11/09/2026	EUR	1,000	1,058
Highland Holdings Sarl, (Luxembourg),
0.32%, 12/15/2026	EUR	1,500	1,559
0.93%, 12/15/2031	EUR	2,050	1,887
2.88%, 11/19/2027	EUR	2,400	2,600
IDEX Corp., 4.95%, 09/01/2029		660	661
Ingersoll Rand, Inc., 5.40%, 08/14/2028		230	235
Nordson Corp., 5.60%, 09/15/2028		95	98
Otis Worldwide Corp., 2.29%, 04/05/2027		20	19
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		40	40
5.61%, 03/11/2034		40	41

			12,011

Miscellaneous Manufacturers — 0.3%
Alfa Laval Treasury International AB, (Sweden),
Reg. S, 0.88%, 02/18/2026	EUR	4,681	4,979
Reg. S, 1.38%, 02/18/2029	EUR	5,000	5,115
Eaton Corp., 4.15%, 11/02/2042		15	13
Illinois Tool Works, Inc.,
0.63%, 12/05/2027	EUR	1,000	1,029
1.00%, 06/05/2031	EUR	500	478
3.00%, 05/19/2034	EUR	332	346
3.25%, 05/17/2028	EUR	2,100	2,307
3.38%, 05/17/2032	EUR	4,100	4,432
Knorr-Bremse AG, (Germany), Reg. S, 3.25%, 09/30/2032	EUR	5,034	5,444
Parker-Hannifin Corp., 2.90%, 03/01/2030	EUR	2,800	2,987
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,969
Smiths Group plc, (United Kingdom), Reg. S, 2.00%, 02/23/2027	EUR	6,402	6,857

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Miscellaneous Manufacturers — continued
Teledyne Technologies, Inc., 1.60%, 04/01/2026		20	19
Textron, Inc.,
2.45%, 03/15/2031		1,000	871
5.50%, 05/15/2035		90	90
Wabtec Transportation Netherlands BV, (Netherlands), 1.25%, 12/03/2027	EUR	1,500	1,559

			38,495

Packaging & Containers — 0.1%
Amcor Group Finance plc, (United Kingdom), 5.45%, 05/23/2029		13	13
Amcor UK Finance plc, (United Kingdom), 1.13%, 06/23/2027	EUR	1,500	1,562
Berry Global, Inc.,
5.50%, 04/15/2028		615	627
5.65%, 01/15/2034		110	111
Brambles USA, Inc., Reg. S, 3.63%, 04/02/2033 (w)	EUR	2,125	2,296
DS Smith plc, (United Kingdom),
Reg. S, 0.88%, 09/12/2026	EUR	3,300	3,480
Reg. S, 4.38%, 07/27/2027	EUR	3,028	3,386
Packaging Corp. of America, 5.70%, 12/01/2033		6	6

			11,481

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.,
4.20%, 05/01/2030		18	17
5.35%, 01/15/2030		545	552
5.75%, 01/15/2035		360	362

			931

Transportation — 0.3%
Aurizon Network Pty Ltd., (Australia), Reg. S, 3.13%, 06/01/2026	EUR	1,000	1,087
bpost SA, (Belgium), Reg. S, 3.29%, 10/16/2029	EUR	600	650
Brambles Finance plc, (United Kingdom),
Reg. S, 1.50%, 10/04/2027	EUR	1,000	1,050
Reg. S, 4.25%, 03/22/2031	EUR	909	1,026
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		10	8
4.55%, 09/01/2044		160	141
4.95%, 09/15/2041		700	657
5.20%, 04/15/2054		900	853
5.40%, 06/01/2041		20	20
Canadian National Railway Co., (Canada),
2.45%, 05/01/2050		370	217
6.13%, 11/01/2053		400	433
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	136
CSX Corp., 4.90%, 03/15/2055		10	9
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	639
Reg. S, 0.38%, 06/23/2029	EUR	200	196
Reg. S, 0.50%, 04/09/2027	EUR	140	146
Reg. S, 0.63%, 09/26/2028	EUR	200	202
Reg. S, 0.63%, 04/15/2036	EUR	350	281
Reg. S, 0.63%, 12/08/2050	EUR	200	106
Reg. S, 0.88%, 07/11/2031	EUR	200	190

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Reg. S, 1.00%, 12/17/2027	EUR	300	312
Reg. S, 1.13%, 12/18/2028	EUR	300	307
Reg. S, 1.13%, 05/29/2051	EUR	412	251
Reg. S, 1.38%, 03/28/2031	EUR	2,200	2,171
Reg. S, 1.38%, 04/16/2040	EUR	50	40
Reg. S, 1.50%, 12/08/2032	EUR	200	194
Reg. S, 1.63%, 11/06/2030	EUR	200	202
Reg. S, 1.63%, 08/16/2033	EUR	89	86
Reg. S, 1.88%, 05/24/2030	EUR	300	309
1.99%, 07/08/2030	AUD	200	108
Reg. S, 2.75%, 03/19/2029	EUR	200	217
Reg. S, 3.25%, 05/19/2033	EUR	300	329
Reg. S, 3.38%, 04/24/2034	EUR	500	547
Reg. S, 3.50%, 09/20/2027	EUR	650	720
Reg. S, 3.63%, 12/18/2037	EUR	193	211
Reg. S, 3.75%, 10/29/2025	AUD	1,000	621
Reg. S, 3.88%, 10/13/2042	EUR	100	110
Reg. S, 4.00%, 11/23/2043	EUR	300	333
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,500	1,450
Deutsche Post AG, (Germany), Reg. S, 4.00%, 03/24/2040	EUR	4,325	4,675
DSV Finance BV, (Netherlands), Reg. S, 3.38%, 11/06/2034	EUR	2,225	2,346
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,375
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 0.38%, 03/25/2028	EUR	300	302
Reg. S, 4.13%, 05/23/2029	EUR	300	336
Reg. S, 4.50%, 05/23/2033	EUR	200	228
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	1,400	1,275
International Distribution Services plc, (United Kingdom), Reg. S, 5.25%, 09/14/2028	EUR	7,100	8,117
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	191
Reg. S, 0.38%, 09/17/2027	EUR	100	102
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,365
Reg. S, 0.63%, 01/18/2036	EUR	200	156
Reg. S, 1.00%, 09/17/2034	EUR	500	429
Reg. S, 1.38%, 04/21/2032	EUR	1,000	950
Reg. S, 1.45%, 11/30/2028	EUR	300	309
Reg. S, 2.63%, 09/14/2028	EUR	100	108
Reg. S, 3.13%, 03/14/2033	EUR	200	211
Reg. S, 3.75%, 06/12/2030	EUR	200	222
Reg. S, 4.00%, 06/12/2035	EUR	400	443
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	390	500
4.75%, 11/29/2035	GBP	500	634
Norfolk Southern Corp., 5.95%, 03/15/2064		660	677
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	347
3.00%, 10/24/2033	EUR	500	542
Reg. S, 3.38%, 05/18/2032	EUR	400	445
Series 30, Reg. S, 3.50%, 10/19/2026	EUR	280	308
Poste Italiane SpA, (Italy), Reg. S, 0.50%, 12/10/2028	EUR	200	198
TOTE Maritime Alaska LLC, Series 45689, 6.37%, 04/15/2028		2,275	2,329

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	1,093
VR-Yhtymae OYJ, (Finland), Reg. S, 2.38%, 05/30/2029	EUR	100	106

			47,884

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	726
5.55%, 05/01/2028 (e)		1,135	1,161
5.75%, 05/24/2026 (e)		860	869
6.05%, 08/01/2028 (e)		660	685

			3,441

Total Industrial			311,039

Technology — 0.6%
Computers — 0.1%
Accenture Capital, Inc., 4.50%, 10/04/2034		595	574
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		62	55
Apple, Inc.,
0.50%, 11/15/2031	EUR	1,600	1,485
1.38%, 05/24/2029	EUR	1,438	1,477
1.63%, 11/10/2026	EUR	1,125	1,201
2.55%, 08/20/2060		5	3
2.85%, 08/05/2061		20	12
3.05%, 07/31/2029	GBP	425	520
3.75%, 09/12/2047		1,000	792
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	57
2.30%, 09/14/2031		60	51
4.95%, 03/14/2030 (e)		95	95
Dell Bank International DAC, (Ireland),
Reg. S, 0.50%, 10/27/2026	EUR	1,000	1,048
Reg. S, 3.63%, 06/24/2029	EUR	4,183	4,587
Reg. S, 4.50%, 10/18/2027	EUR	1,000	1,121
Fortinet, Inc., 2.20%, 03/15/2031		20	17
HP, Inc.,
5.50%, 01/15/2033		88	89
6.00%, 09/15/2041		70	70
IBM International Capital Pte Ltd., (Singapore), 5.25%, 02/05/2044		100	95
International Business Machines Corp.,
1.20%, 02/11/2040	EUR	561	416
1.25%, 02/09/2034	EUR	1,000	893
4.00%, 06/20/2042		82	67
4.88%, 02/06/2038	GBP	300	350
NetApp, Inc., 1.88%, 06/22/2025		1,700	1,689
Teledyne FLIR LLC, 2.50%, 08/01/2030		80	71

			16,835

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	950
3.25%, 02/15/2029		68	64
3.28%, 12/01/2028		113	106
3.57%, 12/01/2031		172	155

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Office/Business & Equipment — continued
4.25%, 04/01/2028		12	12
5.10%, 03/01/2030		760	759

			2,046

Semiconductors — 0.1%
Analog Devices, Inc., 3.45%, 06/15/2027		30	29
ASML Holding NV, (Netherlands),
Reg. S, 0.63%, 05/07/2029	EUR	1,200	1,190
Reg. S, 1.38%, 07/07/2026	EUR	2,000	2,133
Reg. S, 1.63%, 05/28/2027	EUR	2,750	2,919
Broadcom, Inc.,
3.14%, 11/15/2035 (e) (jj)		3,235	2,680
3.19%, 11/15/2036 (e)		795	651
5.05%, 07/12/2029		1,605	1,626
Foundry JV Holdco LLC, 6.20%, 01/25/2037 (e)		1,640	1,686
Infineon Technologies AG, (Germany), Reg. S, 1.13%, 06/24/2026	EUR	1,400	1,488
Intel Corp.,
4.10%, 05/11/2047		660	486
4.88%, 02/10/2028		30	30
4.90%, 08/05/2052		260	212
5.60%, 02/21/2054		235	213
5.70%, 02/10/2053		140	128
Micron Technology, Inc.,
2.70%, 04/15/2032		45	38
5.80%, 01/15/2035		120	123
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	930
3.88%, 06/18/2026		590	585
Texas Instruments, Inc., 2.70%, 09/15/2051		30	18

			17,165

Software — 0.4%
Adobe, Inc., 2.30%, 02/01/2030		28	25
Atlassian Corp., 5.50%, 05/15/2034		35	35
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		165	144
Electronic Arts, Inc., 1.85%, 02/15/2031		17	15
Fidelity National Information Services, Inc.,
2.00%, 05/21/2030	EUR	250	253
3.10%, 03/01/2041		80	58
Fiserv, Inc.,
1.63%, 07/01/2030	EUR	195	194
3.00%, 07/01/2031	GBP	1,000	1,135
3.50%, 07/01/2029		170	161
4.40%, 07/01/2049		87	71
4.50%, 05/24/2031	EUR	17,531	19,905
5.63%, 08/21/2033		1,060	1,089
Microsoft Corp.,
2.50%, 09/15/2050		10	6
2.53%, 06/01/2050		1,105	689
2.68%, 06/01/2060		330	196
3.13%, 12/06/2028	EUR	10,005	10,999

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
Oracle Corp.,
2.65%, 07/15/2026		30	29
3.60%, 04/01/2050		1,365	944
3.65%, 03/25/2041		91	70
3.85%, 07/15/2036		280	242
3.85%, 04/01/2060		14	10
3.95%, 03/25/2051		250	183
4.00%, 07/15/2046		325	248
4.50%, 07/08/2044		10	8
4.70%, 09/27/2034		110	105
5.25%, 02/03/2032		90	91
5.50%, 08/03/2035		40	40
5.50%, 09/27/2064		20	18
6.13%, 08/03/2065		20	20
6.25%, 11/09/2032		70	75
6.90%, 11/09/2052		305	335
Roper Technologies, Inc.,
1.75%, 02/15/2031		77	65
2.95%, 09/15/2029		2	2
4.20%, 09/15/2028		37	36
Sage Group plc (The), (United Kingdom),
Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,115
Reg. S, 2.88%, 02/08/2034	GBP	2,500	2,612
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	7,000	6,911
Reg. S, 1.38%, 03/13/2030	EUR	200	202
ServiceNow, Inc., 1.40%, 09/01/2030		5	4
Synopsys, Inc., 5.00%, 04/01/2032		1,106	1,107
VMware LLC, 4.50%, 05/15/2025		25	25

			50,472

Total Technology			86,518

Utilities — 2.1%
Electric — 1.6%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	182
Reg. S, 1.00%, 07/16/2029	EUR	100	99
Reg. S, 1.00%, 11/02/2033	EUR	100	87
Reg. S, 1.50%, 03/16/2028	EUR	200	210
Reg. S, 1.63%, 10/19/2027	EUR	200	211
Reg. S, 3.63%, 01/30/2035	EUR	300	317
Reg. S, 4.38%, 02/03/2034	EUR	100	113
Reg. S, 4.50%, 09/19/2030	EUR	200	229
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	98
Reg. S, 1.75%, 05/23/2028	EUR	130	136
Reg. S, 3.88%, 01/24/2031	EUR	500	555
AEP Texas, Inc.,
4.70%, 05/15/2032		885	861
5.45%, 05/15/2029		510	521
Series I, 2.10%, 07/01/2030		2,600	2,270
AEP Transmission Co. LLC, 5.15%, 04/01/2034		10	10

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Alabama Power Co.,
3.00%, 03/15/2052		10	6
3.13%, 07/15/2051		7	5
3.75%, 09/01/2027		30	30
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		475	478
Alliander NV, (Netherlands),
Reg. S, 0.38%, 06/10/2030	EUR	400	378
Reg. S, 0.88%, 06/24/2032	EUR	200	184
Reg. S, 2.63%, 09/09/2027	EUR	600	649
Reg. S, 3.00%, 10/07/2034	EUR	200	208
Reg. S, 3.25%, 06/13/2028	EUR	600	659
Alperia SpA, (Italy), Reg. S, 5.70%, 07/05/2028	EUR	100	116
Ameren Illinois Co.,
3.25%, 03/15/2050		1,200	819
5.55%, 07/01/2054		10	10
American Electric Power Co., Inc.,
2.30%, 03/01/2030		5	4
(CMT Index 5 Year + 2.68%), 3.88%, 02/15/2062 (aa)		195	185
5.95%, 11/01/2032		10	11
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,265
Reg. S, 3.97%, 09/22/2032	EUR	800	885
Appalachian Power Co.,
5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	19
Series Z, 3.70%, 05/01/2050		5	4
Arizona Public Service Co.,
2.20%, 12/15/2031		10	8
2.60%, 08/15/2029		14	13
3.35%, 05/15/2050		10	7
5.55%, 08/01/2033		1,375	1,390
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		10	6
5.40%, 06/01/2053		10	9
5.65%, 06/01/2054		10	10
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		50	30
4.25%, 10/15/2050		5	4
5.15%, 11/15/2043		6	6
Black Hills Corp., 2.50%, 06/15/2030		10	9
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		10	9
Series AD, 2.90%, 07/01/2050		25	16
Series AJ, 4.85%, 10/01/2052		10	9
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		5	5
4.25%, 11/01/2028		3	3
(CMT Index 5 Year + 2.59%), 6.70%, 05/15/2055 (aa)		35	34
Series A, (CMT Index 5 Year + 3.25%), 7.00%, 02/15/2055 (aa)		55	56
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,524

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	413
Reg. S, 2.13%, 07/29/2032	EUR	200	196
Reg. S, 3.75%, 01/17/2036	EUR	300	318
Commonwealth Edison Co.,
3.00%, 03/01/2050		5	3
4.00%, 03/01/2048		5	4
4.35%, 11/15/2045		980	820
Series 131, 2.75%, 09/01/2051		440	265
Series 132, 3.15%, 03/15/2032		60	54
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034		338	334
Series A, 2.05%, 07/01/2031		905	772
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		50	33
3.60%, 06/15/2061		20	14
5.20%, 03/01/2033		10	10
6.15%, 11/15/2052		4	4
Series 20A, 3.35%, 04/01/2030		10	10
Series A, 4.13%, 05/15/2049		275	216
Series C, 4.30%, 12/01/2056		740	581
Consumers Energy Co.,
3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	16
4.60%, 05/30/2029		10	10
Dominion Energy South Carolina, Inc.,
4.60%, 06/15/2043		1,400	1,237
6.25%, 10/15/2053		505	540
Dominion Energy, Inc.,
(CMT Index 5 Year + 2.21%), 6.63%, 05/15/2055 (aa)		23	23
Series B, 4.85%, 08/15/2052		25	21
Series C, (CMT Index 5 Year + 3.20%), 4.35%, 01/15/2027 (x) (aa)		70	68
DTE Electric Co.,
2.95%, 03/01/2050		5	3
3.70%, 03/15/2045		1,100	853
Series B, 3.25%, 04/01/2051		20	14
DTE Energy Co.,
2.85%, 10/01/2026		30	29
4.95%, 07/01/2027		560	564
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	7
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		5	5
5.40%, 01/15/2054		85	81
Duke Energy Corp.,
2.45%, 06/01/2030		110	98
3.10%, 06/15/2028	EUR	2,150	2,328
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,324

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
4.50%, 08/15/2032		50	48
5.00%, 08/15/2052		30	26
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	6
Duke Energy Indiana LLC,
5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	24
Duke Energy Ohio, Inc.,
4.30%, 02/01/2049		10	8
5.55%, 03/15/2054		20	19
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	15
E.ON International Finance BV, (Netherlands), Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,277
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	107
Eastern Power Networks plc, (United Kingdom), Reg. S, 5.38%, 02/26/2042	GBP	2,800	3,300
EDP SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	212
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	633
Reg. S, 1.00%, 11/29/2033	EUR	500	431
Reg. S, 1.88%, 10/13/2036	EUR	200	174
Reg. S, 2.00%, 12/09/2049	EUR	1,000	654
Reg. S, 3.75%, 06/05/2027	EUR	800	883
Reg. S, 3.88%, 01/12/2027	EUR	300	331
Reg. S, 4.13%, 06/17/2031	EUR	1,000	1,119
Reg. S, 4.25%, 01/25/2032	EUR	400	448
Reg. S, 4.38%, 10/12/2029	EUR	300	341
Reg. S, 4.38%, 06/17/2036	EUR	100	110
Reg. S, 4.50%, 11/12/2040	EUR	100	109
Reg. S, 4.63%, 01/25/2043	EUR	400	426
Reg. S, 4.75%, 10/12/2034	EUR	1,700	1,966
Reg. S, 4.75%, 06/17/2044	EUR	400	430
Reg. S, 5.13%, 09/22/2050	GBP	800	814
Reg. S, 5.50%, 03/27/2037	GBP	500	598
Reg. S, 5.50%, 10/17/2041	GBP	1,000	1,134
Reg. S, 5.63%, 02/21/2033	EUR	200	245
5.88%, 07/18/2031	GBP	465	610
Reg. S, 6.00%, 01/23/2114	GBP	600	671
Reg. S, 6.13%, 06/02/2034	GBP	600	779
Reg. S, 6.25%, 05/30/2028	GBP	3,000	4,013
Elia Group SA, (Belgium), Reg. S, 3.88%, 06/11/2031	EUR	1,500	1,640
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	5,884
Emera US Finance LP,
2.64%, 06/15/2031		10	9
4.75%, 06/15/2046		45	37
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	100
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	103
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	106
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	562
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	184
Reg. S, 0.50%, 03/01/2033	EUR	97	84

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 1.88%, 10/31/2033	EUR	420	402
Reg. S, 3.00%, 05/20/2029	EUR	200	216
Reg. S, 3.50%, 07/24/2028	EUR	120	133
Reg. S, 3.50%, 07/22/2031	EUR	300	327
Reg. S, 3.75%, 11/20/2035	EUR	300	320
Reg. S, 3.85%, 05/23/2030	EUR	400	446
Reg. S, 4.00%, 01/24/2035	EUR	100	109
Reg. S, 4.00%, 07/22/2036	EUR	300	324
Reg. S, 4.05%, 11/22/2029	EUR	200	225
Reg. S, 4.30%, 05/23/2034	EUR	100	113
Reg. S, 6.13%, 07/07/2039	EUR	40	54
Enel Finance International NV, (Netherlands),
Reg. S, 0.25%, 05/28/2026	EUR	3,000	3,159
Reg. S, SUB, 0.25%, 06/17/2027	EUR	627	643
Reg. S, 0.38%, 06/17/2027	EUR	1,000	1,029
Reg. S, 0.63%, 05/28/2029	EUR	4,205	4,122
Reg. S, SUB, 0.75%, 06/17/2030	EUR	13,490	12,846
Reg. S, 0.88%, 01/17/2031	EUR	6,122	5,756
Reg. S, 0.88%, 09/28/2034	EUR	217	181
Reg. S, 0.88%, 06/17/2036	EUR	6,204	4,860
Reg. S, 3.38%, 07/23/2028	EUR	300	329
3.50%, 04/06/2028 (e)		1,300	1,255
Reg. S, 3.88%, 03/09/2029	EUR	422	470
Enel SpA, (Italy),
Reg. S, 5.63%, 06/21/2027	EUR	2,000	2,297
Series 9.5Y, Reg. S, (EUR Swap Rate 5 Year + 2.01%), 1.88%, 06/08/2030 (x) (aa)	EUR	1,100	1,032
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	100	127
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	344
Reg. S, 0.63%, 06/17/2032	EUR	100	90
Reg. S, 0.75%, 07/02/2031	EUR	334	313
Reg. S, 0.88%, 04/28/2026	EUR	100	106
Reg. S, 3.63%, 06/12/2034	EUR	200	220
Engie SA, (France),
Reg. S, 0.38%, 06/21/2027	EUR	1,000	1,029
Reg. S, 0.38%, 10/26/2029	EUR	1,000	959
Reg. S, 1.00%, 10/26/2036	EUR	1,000	792
Reg. S, 1.38%, 02/28/2029	EUR	1,000	1,019
Reg. S, 1.75%, 03/27/2028	EUR	3,000	3,139
Reg. S, 2.13%, 03/30/2032	EUR	800	796
Reg. S, 3.75%, 09/06/2027	EUR	2,000	2,212
Reg. S, 3.88%, 12/06/2033	EUR	200	218
Reg. S, 5.00%, 10/01/2060	GBP	1,000	1,034
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.37%), 5.13%, 03/14/2033 (x) (aa)	EUR	200	222
Reg. S, 7.00%, 10/30/2028	GBP	2,000	2,757
Entergy Arkansas LLC,
2.65%, 06/15/2051		76	45
4.20%, 04/01/2049		10	8
Entergy Corp.,
0.90%, 09/15/2025		30	29
(CMT Index 5 Year + 2.67%), 7.13%, 12/01/2054 (aa)		74	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	1,941
2.35%, 06/15/2032		30	25
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	14
5.00%, 09/15/2052		19	17
5.55%, 09/15/2054		30	29
ESB Finance DAC, (Ireland),
Reg. S, 1.00%, 07/19/2034	EUR	100	87
Reg. S, 1.13%, 06/11/2030	EUR	100	98
Reg. S, 1.75%, 02/07/2029	EUR	200	208
Reg. S, 1.88%, 06/14/2031	EUR	224	224
Reg. S, 2.13%, 06/08/2027	EUR	100	107
Reg. S, 3.75%, 01/25/2043	EUR	200	205
Reg. S, 4.00%, 10/03/2028	EUR	400	446
Reg. S, 4.00%, 05/03/2032	EUR	200	225
Reg. S, 4.25%, 03/03/2036	EUR	100	111
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	3
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	18
Evergy, Inc., (CMT Index 5 Year + 2.56%), 6.65%, 06/01/2055 (aa)		50	49
Eversource Energy,
3.38%, 03/01/2032		40	36
4.60%, 07/01/2027		100	100
5.13%, 05/15/2033		25	25
5.95%, 07/15/2034		45	46
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	198
Reg. S, 0.38%, 10/22/2032	EUR	390	332
Exelon Corp.,
2.75%, 03/15/2027		20	19
(CMT Index 5 Year + 1.98%), 6.50%, 03/15/2055 (aa)		90	90
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	428
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
Florida Power & Light Co.,
2.45%, 02/03/2032		20	17
2.88%, 12/04/2051		35	22
3.95%, 03/01/2048		500	395
5.15%, 06/15/2029		10	10
5.30%, 04/01/2053		10	10
5.80%, 03/15/2065		276	281
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.25%, 06/14/2028	EUR	200	199
Reg. S, 0.25%, 12/02/2030	EUR	300	274
Reg. S, 0.63%, 11/24/2031	EUR	100	90
Reg. S, 3.88%, 03/18/2031	EUR	200	222
Reg. S, 3.88%, 05/09/2033	EUR	3,600	3,951
Reg. S, 3.88%, 05/02/2034	EUR	300	328
Reg. S, 4.00%, 07/06/2032	EUR	200	222
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	209
Reg. S, 4.50%, 05/26/2033	EUR	300	342

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,319
5.13%, 05/15/2052		17	16
Series B, 3.70%, 01/30/2050		10	7
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	146
Reg. S, 0.88%, 07/05/2027	EUR	400	415
Reg. S, 1.00%, 04/25/2034	EUR	200	171
Reg. S, 2.50%, 05/25/2029	EUR	200	211
Reg. S, 3.25%, 07/15/2031	EUR	200	214
Reg. S, 4.25%, 04/20/2033	EUR	100	112
Reg. S, 5.20%, 01/29/2028	EUR	200	229
Iberdrola International BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.87%, 01/28/2026 (x) (aa)	EUR	3,000	3,195
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	2,023
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	206
Reg. S, 2.00%, 05/21/2030	EUR	110	110
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	534
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,178
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (e)		670	661
Kentucky Utilities Co., 3.30%, 06/01/2050		5	3
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	6
National Grid Electricity Distribution East Midlands plc, (United Kingdom), Reg. S, 6.25%, 12/10/2040	GBP	1,000	1,295
National Grid Electricity Distribution South Wales plc, (United Kingdom), Series WALE, 5.75%, 03/23/2040	GBP	2,000	2,455
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	26
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	329
National Grid plc, (United Kingdom),
Reg. S, 0.25%, 09/01/2028	EUR	1,000	989
Reg. S, 0.55%, 09/18/2029	EUR	175	169
Reg. S, 2.18%, 06/30/2026	EUR	3,925	4,221
5.42%, 01/11/2034		10	10
National Rural Utilities Cooperative Finance Corp.,
3.45%, 06/15/2025		10	10
5.80%, 01/15/2033		30	31
Naturgy Finance Iberia SA, (Spain), Reg. S, 1.88%, 10/05/2029	EUR	1,000	1,040
Nevada Power Co., (CMT Index 5 Year + 1.94%), 6.25%, 05/15/2055 (aa)		45	45
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,180	1,043
2.75%, 11/01/2029		5	4
3.00%, 01/15/2052		205	127
4.63%, 07/15/2027		20	20
5.05%, 03/15/2030		50	51
5.30%, 03/15/2032		50	51
5.55%, 03/15/2054		635	605
5.75%, 09/01/2025		10	10

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.90%, 03/15/2055		10	10
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		125	125
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	200	264
Northern Powergrid Yorkshire plc, (United Kingdom),
Reg. S, 5.13%, 05/04/2035	GBP	150	185
Reg. S, 6.13%, 04/01/2050 (w)	GBP	1,300	1,642
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,267
2.60%, 06/01/2051		16	9
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,105
2.45%, 12/02/2027 (e)		2,275	2,133
NSTAR Electric Co., 4.55%, 06/01/2052		470	394
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		900	712
5.60%, 04/01/2053		5	5
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		10	6
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	20
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029	EUR	2,616	2,538
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,058
Reg. S, 5.75%, 04/09/2040	GBP	425	515
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		65	64
3.50%, 08/01/2050		10	7
3.95%, 12/01/2047		900	655
4.40%, 03/01/2032		24	22
4.50%, 07/01/2040		30	25
4.95%, 07/01/2050		800	666
5.25%, 03/01/2052		10	9
5.90%, 10/01/2054		10	10
6.75%, 01/15/2053		10	10
PacifiCorp.,
2.90%, 06/15/2052		720	430
3.30%, 03/15/2051		1,750	1,142
4.13%, 01/15/2049		165	127
4.15%, 02/15/2050		110	85
PECO Energy Co.,
2.80%, 06/15/2050		50	32
3.05%, 03/15/2051		435	282
4.60%, 05/15/2052		270	231
4.90%, 06/15/2033		1,640	1,630
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	930
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	39
PPL Electric Utilities Corp.,
4.85%, 02/15/2034		1,015	1,001

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.25%, 05/15/2053		75	71
Public Service Co. of Colorado,
5.25%, 04/01/2053		10	9
5.75%, 05/15/2054		665	656
Series 38, 4.10%, 06/01/2032		20	19
Series 39, 4.50%, 06/01/2052		20	17
Public Service Co. of Oklahoma, 5.20%, 01/15/2035		40	39
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		5	4
2.05%, 08/01/2050		10	5
3.00%, 03/01/2051		20	13
3.10%, 03/15/2032		30	27
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
4.85%, 08/01/2034		140	138
5.30%, 08/01/2054		6	6
5.45%, 03/01/2054		35	34
Series Q, 5.05%, 03/01/2035		25	25
Puget Energy, Inc.,
2.38%, 06/15/2028		1,030	957
4.22%, 03/15/2032		20	18
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Redeia Corp. SA, (Spain), Reg. S, 3.38%, 07/09/2032	EUR	4,800	5,177
Ren Finance BV, (Netherlands),
Reg. S, 0.50%, 04/16/2029	EUR	1,000	974
Reg. S, 1.75%, 01/18/2028	EUR	1,000	1,046
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.63%, 07/08/2032	EUR	200	178
Reg. S, 0.75%, 01/12/2034	EUR	300	256
Reg. S, 1.13%, 07/08/2040	EUR	200	146
Reg. S, 1.13%, 09/09/2049	EUR	100	58
Reg. S, 1.50%, 09/27/2030	EUR	300	297
Reg. S, 1.88%, 10/23/2037	EUR	300	263
Reg. S, 2.00%, 04/18/2036	EUR	100	92
Reg. S, 3.50%, 12/07/2031	EUR	400	435
Reg. S, 3.50%, 04/30/2033	EUR	200	214
Reg. S, 3.50%, 10/02/2036	EUR	100	106
Reg. S, 3.75%, 07/04/2035	EUR	300	324
Reg. S, 3.75%, 04/30/2044	EUR	300	306
RWE AG, (Germany), Reg. S, 4.13%, 02/13/2035	EUR	1,425	1,576
San Diego Gas & Electric Co., 4.15%, 05/15/2048		800	625
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,372
Southern California Edison Co.,
3.65%, 02/01/2050		355	245
4.00%, 04/01/2047		355	264
4.05%, 03/15/2042		900	705
4.65%, 10/01/2043		500	419
Series 20A, 2.95%, 02/01/2051		875	528
Series C, 4.13%, 03/01/2048		265	199
Southern Co. (The),
5.20%, 06/15/2033		20	20

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.70%, 10/15/2032		10	11
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	10
Series A, 3.70%, 04/30/2030		15	14
Southwestern Electric Power Co.,
5.30%, 04/01/2033		20	20
Series N, 1.65%, 03/15/2026		10	10
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	727
6.00%, 06/01/2054		25	25
Series 8, 3.15%, 05/01/2050		20	13
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	106
SSE plc, (United Kingdom),
Reg. S, 1.38%, 09/04/2027	EUR	3,000	3,152
Reg. S, 6.25%, 08/27/2038	GBP	3,000	3,906
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	480
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	290
Reg. S, 1.38%, 09/19/2028	EUR	200	206
Reg. S, 2.38%, 06/03/2030	EUR	400	418
Reg. S, 3.38%, 02/12/2037	EUR	200	208
Tampa Electric Co., 4.30%, 06/15/2048		10	8
Tauron Polska Energia SA, (Poland), Reg. S, 2.38%, 07/05/2027	EUR	3,550	3,713
TenneT Holding BV, (Netherlands),
Reg. S, 0.50%, 06/09/2031	EUR	200	191
Reg. S, 0.50%, 11/30/2040	EUR	200	150
Reg. S, 0.88%, 06/03/2030	EUR	120	118
Reg. S, 0.88%, 06/16/2035	EUR	300	268
Reg. S, 1.00%, 06/13/2026	EUR	200	212
Reg. S, 1.13%, 06/09/2041	EUR	300	239
Reg. S, 1.25%, 10/24/2033	EUR	200	187
Reg. S, 1.38%, 06/05/2028	EUR	300	312
Reg. S, 1.38%, 06/26/2029	EUR	100	103
Reg. S, 1.50%, 06/03/2039	EUR	200	171
Reg. S, 1.63%, 11/17/2026	EUR	450	479
Reg. S, 1.88%, 06/13/2036	EUR	200	189
Reg. S, 2.00%, 06/05/2034	EUR	100	99
Reg. S, 2.13%, 11/17/2029	EUR	200	209
Reg. S, 2.75%, 05/17/2042	EUR	200	192
Reg. S, 3.88%, 10/28/2028	EUR	200	223
Reg. S, 4.25%, 04/28/2032	EUR	200	229
Reg. S, 4.50%, 10/28/2034	EUR	500	585
Reg. S, 4.75%, 10/28/2042	EUR	300	346
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	825	765
Reg. S, 0.75%, 07/24/2032	EUR	200	181
Reg. S, 1.00%, 10/11/2028	EUR	1,000	1,017
Reg. S, 1.38%, 07/26/2027	EUR	2,125	2,230
Reg. S, 3.50%, 01/17/2031	EUR	7,100	7,745
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	25

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
3.25%, 05/01/2051		10	7
5.20%, 09/15/2034		1,220	1,209
Union Electric Co.,
2.15%, 03/15/2032		40	34
3.90%, 04/01/2052		30	23
5.13%, 03/15/2055		30	27
5.20%, 04/01/2034		65	65
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	200	140
Virginia Electric and Power Co.,
3.30%, 12/01/2049		10	7
5.05%, 08/15/2034		273	269
5.65%, 03/15/2055		10	10
Series B, 3.80%, 09/15/2047		10	8
Series C, 4.63%, 05/15/2052		10	8
WEC Energy Group, Inc.,
3.55%, 06/15/2025		7	7
5.00%, 09/27/2025		30	30
Wisconsin Power and Light Co., 3.00%, 07/01/2029		10	9
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	10
Xcel Energy, Inc., 1.75%, 03/15/2027		10	9
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	103

			220,166

Gas — 0.4%
APA Infrastructure Ltd., (Australia),
Reg. S, 2.00%, 03/22/2027	EUR	2,000	2,130
Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,004
Reg. S, 3.50%, 03/22/2030	GBP	2,430	2,866
Atmos Energy Corp.,
1.50%, 01/15/2031		1,600	1,341
2.63%, 09/15/2029		5	4
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	139
5.75%, 10/15/2052		10	10
Boston Gas Co., 5.84%, 01/10/2035 (e)		715	731
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,509
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		20	20
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	979
GAS Networks Ireland, (Ireland), Reg. S, 3.25%, 09/12/2030	EUR	200	216
Italgas SpA, (Italy), Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,056
National Fuel Gas Co., 5.95%, 03/15/2035		130	132
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,657
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.38%, 10/03/2031	EUR	200	182
Reg. S, 0.75%, 10/13/2036	EUR	100	78
Reg. S, 3.38%, 07/11/2034	EUR	200	213
Reg. S, 3.88%, 04/29/2044	EUR	200	209
NiSource, Inc.,
3.49%, 05/15/2027		10	10
3.60%, 05/01/2030		5	5
4.38%, 05/15/2047		5	4
5.00%, 06/15/2052		10	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
5.40%, 06/30/2033		10	10
(CMT Index 5 Year + 2.53%), 6.38%, 03/31/2055 (aa)		60	59
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,352
3.35%, 06/01/2050		5	3
5.05%, 05/15/2052		570	507
Snam SpA, (Italy),
Reg. S, 0.00%, 12/07/2028	EUR	500	485
Reg. S, 0.88%, 10/25/2026	EUR	6,000	6,320
Reg. S, 1.00%, 09/12/2034	EUR	3,452	2,890
Reg. S, 1.38%, 10/25/2027	EUR	18,579	19,423
Reg. S, 3.38%, 11/26/2031	EUR	7,000	7,484
Southern California Gas Co., 5.05%, 09/01/2034		865	852
Southern Co. Gas Capital Corp.,
5.15%, 09/15/2032 (jj)		2,900	2,897
5.75%, 09/15/2033		10	10
Series 21A, 3.15%, 09/30/2051		5	3
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,068
Southwest Gas Corp., 4.05%, 03/15/2032		15	14
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	178
Vier Gas Transport GmbH, (Germany),
Reg. S, 0.50%, 09/10/2034	EUR	1,200	965
Reg. S, 3.38%, 11/11/2031	EUR	2,700	2,899
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	615

			62,541

Water — 0.1%
American Water Capital Corp.,
4.15%, 06/01/2049		10	8
4.45%, 06/01/2032		40	38
Essential Utilities, Inc.,
2.40%, 05/01/2031		10	9
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	1,011
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,093
Reg. S, 5.63%, 04/29/2033	GBP	425	535
United Utilities Water Finance plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2033	GBP	900	889
Reg. S, 5.75%, 05/28/2051	GBP	3,275	3,810
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	2,700	2,939
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,120

			13,462

Total Utilities			296,169

Total Corporate Bonds (Cost $3,585,014)			3,595,146

Foreign Government Securities — 54.6%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	452
Reg. S, 3.13%, 09/28/2037	EUR	600	604

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.63%, 05/25/2043	EUR	800	806
Reg. S, 4.13%, 10/03/2038	EUR	100	110
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	191
Reg. S, 0.55%, 10/31/2031	EUR	200	182
Reg. S, 0.95%, 04/30/2027	EUR	400	420
Reg. S, 3.13%, 01/31/2030	EUR	200	217
Reg. S, 3.25%, 05/31/2029	EUR	900	985
Reg. S, 3.50%, 07/30/2028	EUR	100	111
Reg. S, 3.50%, 07/30/2029	EUR	200	221
Reg. S, 3.50%, 04/30/2032	EUR	100	109
Reg. S, 3.63%, 04/30/2035	EUR	300	321
Reg. S, 3.65%, 04/30/2034	EUR	100	108
Reg. S, 3.90%, 04/30/2033	EUR	400	444
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 10/28/2027	EUR	800	814
Reg. S, 0.01%, 11/25/2028	EUR	900	884
Reg. S, 0.13%, 09/29/2031	EUR	300	267
Reg. S, 0.25%, 07/21/2026	EUR	500	527
Reg. S, 0.25%, 06/29/2029	EUR	1,400	1,359
Reg. S, 0.38%, 05/25/2036	EUR	500	380
Reg. S, 0.50%, 05/25/2030	EUR	1,400	1,339
Reg. S, 0.50%, 05/31/2035	EUR	500	402
Reg. S, 1.00%, 01/31/2028	EUR	1,600	1,659
Reg. S, 1.13%, 03/02/2037	EUR	600	488
Reg. S, 1.50%, 10/31/2034	EUR	900	817
Reg. S, 1.63%, 05/25/2032	EUR	200	194
Reg. S, 2.88%, 01/21/2030	EUR	1,300	1,402
Reg. S, 3.00%, 01/17/2034	EUR	500	523
Reg. S, 3.38%, 05/25/2033	EUR	900	972
Reg. S, 3.50%, 02/25/2033	EUR	100	109
Reg. S, 3.63%, 01/20/2035	EUR	700	760
Reg. S, 3.75%, 02/15/2027	EUR	800	887
Agence France Locale, (France),
Reg. S, 0.00%, 03/20/2031	EUR	300	272
Reg. S, 0.13%, 06/20/2026	EUR	400	421
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,033
Reg. S, 3.00%, 03/20/2030	EUR	600	651
Reg. S, 3.00%, 08/20/2032	EUR	200	213
Reg. S, 3.13%, 03/20/2034	EUR	700	739
Reg. S, 3.25%, 12/20/2031	EUR	400	436
Reg. S, 3.63%, 06/20/2038	EUR	100	106
Agricultural Development Bank of China, (China),
2.87%, 05/14/2027	CNY	44,200	6,236
2.91%, 02/21/2029	CNY	18,000	2,582
3.48%, 02/04/2028	CNY	10,400	1,501
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,123
Series 1806, 4.65%, 05/11/2028	CNY	38,100	5,704
Series 1901, 3.75%, 01/25/2029	CNY	88,500	13,067
Series 1906, 3.74%, 07/12/2029	CNY	55,100	8,187
Series 1908, 3.63%, 07/19/2026	CNY	86,700	12,244
Series 2004, 2.96%, 04/17/2030	CNY	108,200	15,698

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2010, 3.79%, 10/26/2030	CNY	17,500	2,651
Series 2105, 3.52%, 05/24/2031	CNY	38,600	5,798
Series 2108, 2.99%, 08/11/2026	CNY	112,500	15,779
Series 2110, 3.30%, 11/05/2031	CNY	125,800	18,762
Series 2202, 2.74%, 02/23/2027	CNY	3,300	463
Series 2205, 3.06%, 06/06/2032	CNY	53,100	7,835
Series 2207, 2.50%, 08/24/2027	CNY	40,400	5,670
Series 2210, 2.97%, 10/14/2032	CNY	153,400	22,556
Series 2301, 3.01%, 03/16/2030	CNY	10,000	1,454
Series 2302, 3.10%, 02/27/2033	CNY	101,900	15,162
Series 2303, 2.90%, 03/08/2028	CNY	172,400	24,546
Series 2307, 2.63%, 06/07/2028	CNY	141,700	20,038
Series 2310, 2.83%, 06/16/2033	CNY	67,200	9,832
Series 2313, 2.35%, 09/07/2026	CNY	96,000	13,351
Series 2320, 2.85%, 10/20/2033	CNY	27,900	4,096
Series 2405, 2.22%, 04/09/2029	CNY	53,700	7,516
Series 2410, 2.47%, 04/02/2034	CNY	45,400	6,487
Series 2420, 2.30%, 07/04/2034	CNY	18,400	2,597
Series 2430, 2.09%, 09/26/2034	CNY	24,500	3,397
Series 2510, 1.66%, 01/09/2035	CNY	21,600	2,881
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	840
Reg. S, 1.25%, 05/06/2031	EUR	1,000	955
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	192
Reg. S, 0.25%, 11/17/2031	EUR	200	181
Reg. S, 1.00%, 01/19/2027	EUR	300	316
Reg. S, 1.50%, 11/28/2025	CHF	300	342
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	5,470	3,489
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	7,200	4,413
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	921
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	4,040	2,536
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	1,400	814
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	1,730	927
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	7,880	4,713
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	1,926	896
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	6,428	3,884
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	1,605	958
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	8,465	4,955
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	2,480	1,206
Series 157, 1.50%, 06/21/2031	AUD	4,300	2,317
Series 158, 1.25%, 05/21/2032	AUD	7,510	3,857
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	6,350	3,374
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	2,290	755
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	1,730	888
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	4,960	2,958
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	5,800	3,045
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	4,480	2,537
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	3,040	1,815
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	5,060	2,941

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	1,120	675
Series 170, Reg. S, 4.25%, 06/21/2034	AUD	2,150	1,334
Series 171, Reg. S, 4.25%, 12/21/2035	AUD	2,520	1,549
Series 172, Reg. S, 4.25%, 03/21/2036	AUD	1,010	620
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	221
Reg. S, 4.50%, 10/23/2034	AUD	400	238
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	700	681
Reg. S, 0.10%, 07/16/2035	EUR	300	238
Reg. S, 0.13%, 06/02/2031	EUR	300	276
Reg. S, 2.75%, 06/11/2032	EUR	300	323
Reg. S, 2.75%, 06/20/2033	EUR	130	138
Reg. S, 2.75%, 10/02/2034	EUR	200	210
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	109
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.16%, 07/30/2028	EUR	400	400
Reg. S, 0.42%, 04/30/2030	EUR	161	155
Reg. S, 0.42%, 04/30/2031	EUR	300	279
Reg. S, 1.57%, 04/30/2029	EUR	200	207
Reg. S, 1.72%, 04/30/2032	EUR	110	108
Reg. S, 1.77%, 04/30/2028	EUR	200	212
Reg. S, 2.08%, 03/12/2030	EUR	400	418
Reg. S, 2.82%, 10/31/2029	EUR	100	109
Reg. S, 3.17%, 07/30/2029	EUR	600	661
Reg. S, 3.46%, 04/30/2034	EUR	400	436
Reg. S, 3.60%, 04/30/2033	EUR	400	444
4.30%, 09/15/2026	EUR	500	556
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	159
Reg. S, 2.16%, 04/06/2032	EUR	300	296
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	322
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	277
Reg. S, 0.45%, 04/30/2032	EUR	400	361
Reg. S, 0.85%, 04/30/2030	EUR	50	49
Reg. S, 1.88%, 07/30/2033	EUR	200	195
Reg. S, 3.40%, 04/30/2034	EUR	300	328
Reg. S, 3.50%, 04/30/2033	EUR	200	221
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	582
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	632
Reg. S, 0.00%, 01/20/2031	EUR	200	184
Reg. S, 0.01%, 10/05/2032	EUR	500	434
Reg. S, 0.10%, 01/15/2030	EUR	1,750	1,677
Reg. S, 0.13%, 04/11/2026	EUR	530	561
Reg. S, 0.13%, 04/19/2033	EUR	700	603
Reg. S, 0.13%, 07/09/2035	EUR	580	460
Reg. S, 0.25%, 11/22/2036	EUR	2,070	1,583
Reg. S, 0.63%, 06/19/2027	EUR	1,250	1,303

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.75%, 01/11/2028	EUR	1,260	1,304
Reg. S, 0.75%, 01/24/2029	EUR	650	658
Reg. S, 0.81%, 06/28/2049	EUR	200	118
Reg. S, 0.88%, 10/17/2035	EUR	1,060	907
Reg. S, 0.88%, 10/24/2036	EUR	400	332
Reg. S, 1.25%, 03/30/2037	EUR	200	172
Reg. S, 1.50%, 03/29/2038	EUR	190	165
Reg. S, 1.50%, 07/15/2039	EUR	170	144
Reg. S, 1.88%, 07/13/2032	EUR	820	825
Reg. S, 2.75%, 10/04/2027	EUR	2,910	3,176
Reg. S, 2.75%, 04/05/2029	EUR	300	327
Reg. S, 2.75%, 01/11/2034	EUR	300	316
Reg. S, 2.75%, 08/28/2034	EUR	430	450
Reg. S, 2.88%, 06/11/2031	EUR	800	868
Reg. S, 3.00%, 02/23/2028	EUR	600	660
Reg. S, 3.00%, 04/23/2030	EUR	500	548
Reg. S, 3.00%, 01/11/2033	EUR	500	542
Reg. S, 3.25%, 08/29/2033	EUR	550	604
Reg. S, 3.50%, 09/27/2038	EUR	100	109
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	302
Bpifrance SACA, (France),
Reg. S, 0.00%, 05/25/2028	EUR	600	600
Reg. S, 0.05%, 09/26/2029	EUR	1,100	1,054
Reg. S, 0.13%, 11/25/2028	EUR	300	296
Reg. S, 0.25%, 03/29/2030	EUR	200	190
Reg. S, 0.25%, 06/04/2031	EUR	200	182
Reg. S, 0.63%, 05/25/2026	EUR	500	531
Reg. S, 0.63%, 07/22/2031	EUR	900	840
Reg. S, 0.88%, 11/25/2026	EUR	3,300	3,488
Reg. S, 0.88%, 09/26/2028	EUR	200	204
Reg. S, 1.88%, 05/25/2030	EUR	200	206
Reg. S, 2.13%, 11/29/2027	EUR	400	430
Reg. S, 2.75%, 02/25/2029	EUR	500	541
Reg. S, 2.88%, 11/25/2029	EUR	500	542
Reg. S, 2.88%, 11/25/2031	EUR	700	745
Reg. S, 2.88%, 01/31/2032	EUR	100	106
Reg. S, 3.00%, 09/10/2026	EUR	1,800	1,967
Reg. S, 3.00%, 05/25/2032	EUR	1,000	1,067
Reg. S, 3.38%, 11/25/2032	EUR	200	218
Reg. S, 3.38%, 05/25/2034	EUR	1,300	1,394
Reg. S, 3.50%, 09/27/2027	EUR	200	222
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 4.50%, 01/27/2033	EUR	6,000	6,918
Series 7Y, Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,134
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	871
Series 12Y, Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,168
Series 30Y, Reg. S, 1.38%, 09/23/2050	EUR	1,300	796
Bundesobligation, (Germany),
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	4,846	5,133
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	7,870	8,260

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	2,164
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	14,760	15,675
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	10,230	11,093
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	11,180	12,184
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	2,950	3,175
Series 190, Reg. S, 2.50%, 10/11/2029	EUR	6,880	7,509
Series 191, Reg. S, 2.40%, 04/18/2030	EUR	560	607
Series G, Reg. S, 1.30%, 10/15/2027	EUR	10,350	10,992
Series G, Reg. S, 2.10%, 04/12/2029	EUR	3,000	3,229
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	5,510	5,802
Reg. S, 0.00%, 11/15/2027	EUR	7,311	7,498
Reg. S, 0.00%, 11/15/2028	EUR	3,335	3,343
Reg. S, 0.00%, 08/15/2029	EUR	5,432	5,335
Reg. S, 0.00%, 02/15/2030	EUR	7,293	7,066
Reg. S, 0.00%, 08/15/2030	EUR	7,440	7,114
Reg. S, 0.00%, 02/15/2031	EUR	10,029	9,451
Reg. S, 0.00%, 08/15/2031	EUR	6,830	6,343
Reg. S, 0.00%, 02/15/2032	EUR	8,444	7,713
Reg. S, 0.00%, 05/15/2035	EUR	6,109	5,009
Reg. S, 0.00%, 05/15/2036	EUR	7,830	6,203
Reg. S, 0.00%, 08/15/2050	EUR	12,921	6,553
Reg. S, 0.00%, 08/15/2052	EUR	12,605	6,020
Reg. S, 0.25%, 08/15/2028	EUR	10,069	10,237
Reg. S, 0.25%, 02/15/2029	EUR	4,610	4,637
Reg. S, 0.50%, 02/15/2028	EUR	14,440	14,943
Reg. S, 1.00%, 05/15/2038	EUR	9,752	8,348
Reg. S, 1.25%, 08/15/2048	EUR	10,520	7,988
Reg. S, 1.70%, 08/15/2032	EUR	2,310	2,362
Reg. S, 1.80%, 08/15/2053	EUR	8,820	7,255
Reg. S, 2.10%, 11/15/2029	EUR	10,170	10,907
Reg. S, 2.20%, 02/15/2034	EUR	5,880	6,128
Reg. S, 2.30%, 02/15/2033	EUR	7,995	8,477
Reg. S, 2.40%, 11/15/2030	EUR	5,260	5,692
Reg. S, 2.50%, 07/04/2044	EUR	9,675	9,638
Reg. S, 2.50%, 08/15/2046	EUR	11,196	11,068
Reg. S, 2.50%, 08/15/2054	EUR	6,425	6,169
Reg. S, 2.60%, 08/15/2033	EUR	8,640	9,329
Reg. S, 2.60%, 08/15/2034	EUR	9,080	9,738
Reg. S, 2.60%, 05/15/2041	EUR	5,850	5,987
Reg. S, 2.90%, 08/15/2056	EUR	510	530
Reg. S, 3.25%, 07/04/2042	EUR	3,326	3,702
Reg. S, 4.00%, 01/04/2037	EUR	12,423	14,958
Reg. S, 4.25%, 07/04/2039	EUR	5,644	7,005
Reg. S, 4.75%, 07/04/2034	EUR	14,971	18,955
Reg. S, 4.75%, 07/04/2040	EUR	6,404	8,402
Reg. S, 5.50%, 01/04/2031	EUR	7,190	9,064
Reg. S, 5.63%, 01/04/2028	EUR	780	923
Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,303
Reg. S, 6.50%, 07/04/2027	EUR	16,810	19,948
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,320	1,263

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series G, Reg. S, 0.00%, 08/15/2031	EUR	740	687
Series G, Reg. S, 0.00%, 08/15/2050	EUR	6,962	3,538
Series G, Reg. S, 1.80%, 08/15/2053	EUR	2,408	1,984
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,850	1,962
Bundesschatzanweisungen, (Germany),
Reg. S, 2.00%, 12/10/2026	EUR	2,620	2,832
Reg. S, 2.20%, 03/11/2027	EUR	3,270	3,548
Reg. S, 2.70%, 09/17/2026	EUR	9,250	10,097
Reg. S, 2.90%, 06/18/2026	EUR	9,760	10,659
Series 2Y, Reg. S, 2.50%, 03/19/2026	EUR	7,480	8,118
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	2,200	2,219
Reg. S, 0.00%, 05/25/2029	EUR	500	485
Reg. S, 0.00%, 11/25/2030	EUR	1,400	1,288
Reg. S, 0.00%, 05/25/2031	EUR	1,600	1,447
Reg. S, 0.13%, 09/15/2031	EUR	300	270
Reg. S, 0.45%, 01/19/2032	EUR	2,200	2,005
Reg. S, 0.60%, 11/25/2029	EUR	600	589
Reg. S, 1.50%, 05/25/2032	EUR	1,500	1,458
Reg. S, 1.75%, 11/25/2027	EUR	700	745
Reg. S, 2.75%, 09/24/2027	EUR	1,400	1,528
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,609
Reg. S, 2.75%, 11/25/2032	EUR	1,100	1,156
Reg. S, 2.88%, 05/25/2027	EUR	1,100	1,205
Reg. S, 2.88%, 05/25/2030	EUR	500	542
Reg. S, 3.00%, 05/25/2028	EUR	800	878
Reg. S, 3.00%, 11/25/2031	EUR	2,100	2,264
Reg. S, 3.13%, 03/01/2030	EUR	1,200	1,319
Caisse des Depots et Consignations, (France),
Reg. S, 0.75%, 09/18/2028	EUR	200	203
Reg. S, 3.00%, 11/25/2027	EUR	400	440
Reg. S, 3.00%, 05/25/2028	EUR	400	439
Reg. S, 3.00%, 05/25/2029	EUR	400	437
3.06%, 10/09/2030	EUR	200	215
Reg. S, 3.13%, 05/25/2033	EUR	200	213
Reg. S, 3.13%, 05/25/2035	EUR	300	314
Caisse Francaise de Financement Local SA, (France),
Reg. S, 0.13%, 06/30/2031	EUR	100	90
Reg. S, 1.25%, 05/11/2032	EUR	100	95
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,465
Reg. S, 3.00%, 03/19/2036	EUR	100	105
Reg. S, 3.13%, 07/20/2033	EUR	100	107
Reg. S, 3.13%, 11/24/2033	EUR	100	107
Reg. S, 3.13%, 05/17/2039	EUR	100	104
Reg. S, 3.63%, 01/17/2029	EUR	100	112
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	135
1.50%, 06/01/2031	CAD	600	387
1.75%, 12/01/2053	CAD	400	201
2.00%, 06/01/2032	CAD	600	394
2.00%, 12/01/2051	CAD	530	286

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
3.50%, 03/01/2028	CAD	500	357
3.50%, 09/01/2029	CAD	100	72
3.50%, 12/01/2045	CAD	2,090	1,514
4.00%, 06/01/2041	CAD	150	115
Canton of Geneva Switzerland, (Switzerland),
Reg. S, 0.03%, 06/28/2030	CHF	1,250	1,369
Reg. S, 0.40%, 04/28/2036	CHF	300	319
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 06/23/2028	CHF	800	892
Reg. S, 0.00%, 11/10/2033	CHF	700	739
Reg. S, 0.10%, 06/23/2045	CHF	50	46
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	305
Reg. S, 2.00%, 04/20/2027	EUR	300	321
Reg. S, 3.38%, 02/11/2032	EUR	400	427
Reg. S, 3.63%, 01/13/2030	EUR	1,000	1,103
Reg. S, 3.88%, 02/13/2029	EUR	200	224
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,108
5.60%, 11/25/2039 (e)		250	260
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	1,050	955
1.25%, 01/22/2051	EUR	6,900	3,906
1.30%, 07/26/2036	EUR	1,000	808
2.55%, 07/27/2033		200	165
4.13%, 07/05/2034	EUR	4,047	4,408
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,100
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,386
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,860
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,091
Reg. S, 4.50%, 11/13/2028	CNH	2,500	372
Series 1605, 3.80%, 01/25/2036	CNY	148,000	23,742
Series 1613, 3.05%, 08/25/2026	CNY	95,100	13,353
Series 1710, 4.04%, 04/10/2027	CNY	244,900	35,309
Series 1715, 4.24%, 08/24/2027	CNY	26,400	3,853
Series 1810, 4.04%, 07/06/2028	CNY	139,200	20,555
Series 1905, 3.48%, 01/08/2029	CNY	328,200	47,992
Series 1910, 3.65%, 05/21/2029	CNY	286,500	42,376
Series 1915, 3.45%, 09/20/2029	CNY	84,400	12,446
Series 2004, 3.43%, 01/14/2027	CNY	59,900	8,505
Series 2005, 3.07%, 03/10/2030	CNY	61,700	9,002
Series 2009, 3.39%, 07/10/2027	CNY	28,000	3,996
Series 2010, 3.09%, 06/18/2030	CNY	73,800	10,799
Series 2015, 3.70%, 10/20/2030	CNY	33,500	5,067
Series 2104, 3.40%, 01/08/2028	CNY	8,000	1,152
Series 2105, 3.66%, 03/01/2031	CNY	64,700	9,780
Series 2108, 2.83%, 09/10/2026	CNY	9,800	1,373
Series 2110, 3.41%, 06/07/2031	CNY	88,000	13,174
Series 2204, 2.99%, 03/01/2029	CNY	4,000	576
Series 2205, 3.00%, 01/17/2032	CNY	172,200	25,332

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2208, 2.69%, 06/16/2027	CNY	21,000	2,957
Series 2210, 2.98%, 04/22/2032	CNY	52,700	7,746
Series 2215, 2.96%, 07/18/2032	CNY	120,600	17,723
Series 2220, 2.77%, 10/24/2032	CNY	214,400	31,173
Series 2305, 3.02%, 03/06/2033	CNY	97,300	14,468
Series 2310, 2.82%, 05/22/2033	CNY	195,400	28,592
Series 2315, 2.69%, 09/11/2033	CNY	120,000	17,400
Series 2401, 2.64%, 01/08/2031	CNY	35,500	5,099
Series 2402, 2.34%, 01/05/2027	CNY	35,000	4,880
Series 2405, 2.63%, 01/08/2034	CNY	33,000	4,779
Series 2415, 2.26%, 07/19/2034	CNY	28,500	4,033
Series 2505, 1.57%, 01/03/2035	CNY	43,100	5,790
China Government Bond, (China),
1.35%, 09/25/2026	CNY	22,000	3,022
2.04%, 11/25/2034	CNY	243,700	34,067
2.11%, 08/25/2034	CNY	40,500	5,700
2.18%, 08/15/2026	CNY	191,500	26,610
2.28%, 03/25/2031	CNY	22,600	3,206
2.30%, 05/15/2026	CNY	69,800	9,700
2.35%, 02/25/2034	CNY	141,800	20,308
2.37%, 01/20/2027	CNY	283,000	39,574
2.37%, 01/15/2029	CNY	79,900	11,300
2.39%, 11/15/2026	CNY	300,000	41,879
2.40%, 07/15/2028	CNY	635,000	89,651
2.46%, 02/15/2026	CNY	14,900	2,070
2.48%, 04/15/2027	CNY	166,300	23,334
2.48%, 09/25/2028	CNY	193,900	27,463
2.50%, 07/25/2027	CNY	81,700	11,474
2.52%, 08/25/2033	CNY	193,000	27,911
2.54%, 12/25/2030	CNY	36,100	5,186
2.55%, 10/15/2028	CNY	30,700	4,362
2.60%, 09/15/2030	CNY	209,200	30,124
2.60%, 09/01/2032	CNY	307,900	44,682
2.62%, 04/15/2028	CNY	25,000	3,548
2.62%, 06/25/2030	CNY	264,500	38,061
2.65%, 03/25/2074	CNY	68,200	10,780
2.67%, 05/25/2033	CNY	171,900	25,104
2.67%, 11/25/2033	CNY	90,300	13,235
2.68%, 05/21/2030	CNY	525,400	75,931
2.69%, 08/15/2032	CNY	33,400	4,881
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,582
2.75%, 06/15/2029	CNY	87,800	12,623
2.75%, 02/17/2032	CNY	221,300	32,423
2.76%, 05/15/2032	CNY	208,500	30,575
2.79%, 12/15/2029	CNY	89,800	12,990
2.80%, 03/24/2029	CNY	363,600	52,277
2.80%, 03/25/2030	CNY	14,000	2,031
2.80%, 11/15/2032	CNY	69,400	10,218
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,447
2.85%, 06/04/2027	CNY	272,800	38,651
3.00%, 10/15/2053	CNY	2,300	379

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
3.12%, 10/25/2052	CNY	173,600	28,772
3.19%, 04/15/2053	CNY	121,300	20,361
3.27%, 03/25/2073	CNY	130,470	23,771
Reg. S, 3.31%, 11/30/2025	CNH	2,000	278
3.32%, 04/15/2052	CNY	292,030	49,934
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,366
3.39%, 03/16/2050	CNY	22,740	3,892
3.53%, 10/18/2051	CNY	133,600	23,551
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,841
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,263
3.72%, 04/12/2051	CNY	97,700	17,691
3.73%, 05/25/2070	CNY	14,670	2,914
3.81%, 09/14/2050	CNY	70,500	12,991
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,702
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,166
Reg. S, 4.00%, 11/30/2035	CNH	30,500	4,930
4.00%, 06/24/2069	CNY	5,000	1,048
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,915
Reg. S, 4.15%, 12/12/2031	CNH	3,000	467
Reg. S, 4.29%, 05/22/2029	CNH	3,000	451
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,677
China Government International Bond, (China), Reg. S, 0.13%, 11/12/2026	EUR	8,700	9,043
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	42
City of Montreal Canada, (Canada), 1.75%, 09/01/2030	CAD	500	324
City of Ottawa Ontario, (Canada), 4.45%, 06/04/2033	CAD	200	148
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	193
2.65%, 12/20/2027	CAD	565	390
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	300	172
2.95%, 04/28/2035	CAD	200	129
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	117
Communaute Francaise de Belgique, (Belgium),
0.00%, 06/22/2029	EUR	200	192
Reg. S, 0.25%, 01/23/2030	EUR	300	286
Reg. S, 1.63%, 05/03/2032	EUR	200	194
Reg. S, 3.38%, 06/22/2034	EUR	200	214
Reg. S, 3.75%, 06/22/2033	EUR	100	110
Reg. S, 3.80%, 06/22/2040	EUR	200	211
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	277
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	212
CPPIB Capital, Inc., (Canada),
Reg. S, 0.05%, 02/24/2031	EUR	1,000	915
Reg. S, 0.25%, 04/06/2027	EUR	300	311
Reg. S, 0.75%, 07/15/2049	EUR	600	353
Reg. S, 1.63%, 10/22/2071	GBP	2,000	951
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	304
Reg. S, 1.50%, 06/17/2031	EUR	1,290	1,277
Reg. S, 1.75%, 03/04/2041	EUR	500	413

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.70%, 06/15/2028	EUR	510	553
Reg. S, 2.88%, 04/22/2032	EUR	1,660	1,772
Reg. S, 3.00%, 03/20/2027	EUR	300	328
Reg. S, 3.25%, 02/11/2037	EUR	560	581
Reg. S, 3.38%, 03/12/2034	EUR	1,960	2,130
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	231
Reg. S, 0.95%, 01/20/2032	EUR	300	287
Reg. S, 1.25%, 01/21/2040	EUR	720	547
Reg. S, 2.25%, 04/16/2050	EUR	10	8
Reg. S, 2.75%, 05/03/2049	EUR	230	204
Reg. S, 3.25%, 06/27/2031	EUR	1,069	1,181
Reg. S, 4.13%, 04/13/2033	EUR	360	418
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	230
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	102
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	39,010	1,631
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	89,350	3,361
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	500	21
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,466
Series 103, 2.00%, 10/13/2033	CZK	20,000	733
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,245
Series 121, 1.20%, 03/13/2031	CZK	54,460	2,025
Series 125, 1.50%, 04/24/2040	CZK	22,990	672
Series 130, 0.05%, 11/29/2029	CZK	13,030	477
Series 138, 1.75%, 06/23/2032	CZK	42,310	1,573
Series 142, 1.95%, 07/30/2037	CZK	12,960	430
Series 145, 3.50%, 05/30/2035	CZK	36,690	1,491
Series 149, 5.50%, 12/12/2028	CZK	83,830	3,866
Series 150, 5.00%, 09/30/2030	CZK	60,730	2,780
Series 151, 4.90%, 04/14/2034	CZK	33,070	1,507
Series 152, 6.20%, 06/16/2031	CZK	17,600	856
Series 153, 5.75%, 03/29/2029	CZK	18,100	844
Series 154, 4.50%, 11/11/2032	CZK	35,960	1,599
Series 156, 3.00%, 03/03/2033	CZK	13,630	546
Series 157, 3.60%, 06/03/2036	CZK	24,020	976
Denmark Government Bond, (Denmark),
0.25%, 11/15/2052	DKK	22,551	1,681
0.50%, 11/15/2027	DKK	20,078	2,807
0.50%, 11/15/2029	DKK	20,004	2,693
1.75%, 11/15/2025	DKK	3,200	463
4.50%, 11/15/2039	DKK	27,090	4,730
Series G, 0.00%, 11/15/2031	DKK	16,570	2,068
Series G, 2.25%, 11/15/2033	DKK	3,650	522
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,776
Series TWIN, 2.25%, 11/15/2033	DKK	15,830	2,258
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,073
4.75%, 11/26/2027	EUR	900	1,029
Series 86, 0.24%, 10/13/2027	JPY	100,000	653

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	200	215
Estonia Government International Bond, (Estonia),
Reg. S, 0.13%, 06/10/2030	EUR	200	187
Reg. S, 3.25%, 01/17/2034	EUR	400	427
Reg. S, 4.00%, 10/12/2032	EUR	290	331
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	4,325	4,413
Reg. S, 0.00%, 01/20/2031	EUR	9,600	8,864
Reg. S, 0.05%, 10/17/2029	EUR	9,000	8,687
Reg. S, 0.05%, 01/18/2052	EUR	1,000	437
Reg. S, 0.63%, 10/16/2026	EUR	100	106
Reg. S, 0.70%, 01/20/2050	EUR	2,500	1,449
Reg. S, 0.88%, 04/10/2035	EUR	15,900	13,893
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,684
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,563
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,506
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,536
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,244
Reg. S, 2.63%, 07/16/2029	EUR	15,000	16,276
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,110
Reg. S, 2.88%, 02/13/2034	EUR	10,000	10,653
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,268
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	1,900	1,809
Reg. S, 0.01%, 10/15/2031	EUR	7,900	7,160
Reg. S, 0.50%, 03/05/2029	EUR	6,000	6,006
Reg. S, 0.75%, 09/05/2028	EUR	2,750	2,810
Reg. S, 0.88%, 07/18/2042	EUR	1,020	742
Reg. S, 1.75%, 10/20/2045	EUR	1,050	857
Reg. S, 1.80%, 11/02/2046	EUR	10,420	8,486
Reg. S, 1.85%, 12/01/2055	EUR	180	133
European Union, (Supranational),
Reg. S, 0.00%, 10/04/2028	EUR	1,000	994
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,307
Reg. S, 0.00%, 07/04/2031	EUR	20,000	18,177
Reg. S, 0.25%, 04/22/2036	EUR	21,900	17,089
Reg. S, 0.45%, 07/04/2041	EUR	9,800	6,487
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,184
Reg. S, 0.75%, 04/04/2031	EUR	3,925	3,775
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,486
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,103
Reg. S, 1.38%, 10/04/2029	EUR	8,000	8,226
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,597
Reg. S, 1.63%, 12/04/2029	EUR	30,500	31,608
Reg. S, 2.50%, 10/04/2052	EUR	18,000	14,964
Reg. S, 2.88%, 12/06/2027	EUR	30,000	32,937
Reg. S, 3.00%, 12/04/2034	EUR	15,000	15,957
Reg. S, 3.00%, 03/04/2053	EUR	8,000	7,360
Reg. S, 3.13%, 12/05/2028	EUR	30,000	33,209
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,338
Reg. S, 3.38%, 04/04/2038	EUR	15,000	16,480

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.38%, 10/04/2038	EUR	10,000	10,641
Reg. S, 3.38%, 10/04/2039	EUR	25,000	26,312
Reg. S, 3.38%, 10/05/2054	EUR	12,300	12,026
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,497
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,000	5,026
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	9,354
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	10,800	8,456
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	4,941
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	7,424
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	604
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	2,931
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,144
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,241
Export Development Canada, (Canada),
Reg. S, 0.50%, 02/25/2027	EUR	2,000	2,090
Reg. S, 2.63%, 01/18/2029	EUR	500	542
Reg. S, 2.88%, 01/19/2028	EUR	1,000	1,094
Export-Import Bank of China (The), (China),
Series 1610, 3.18%, 09/05/2026	CNY	50,000	7,034
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,562
Series 2007, 3.26%, 02/24/2027	CNY	86,000	12,194
Series 2010, 3.23%, 03/23/2030	CNY	64,400	9,449
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,512
Series 2110, 3.38%, 07/16/2031	CNY	5,900	881
Series 2205, 2.61%, 01/27/2027	CNY	18,000	2,522
Series 2210, 3.18%, 03/11/2032	CNY	163,400	24,271
Series 2211, 2.90%, 08/19/2032	CNY	136,600	19,978
Series 2215, 2.82%, 06/17/2027	CNY	86,000	12,137
Series 2305, 2.87%, 02/06/2028	CNY	151,300	21,504
Series 2310, 3.10%, 02/13/2033	CNY	100,700	14,978
Series 2311, 2.85%, 07/07/2033	CNY	59,000	8,646
Series 2313, 2.50%, 10/13/2026	CNY	95,400	13,307
Series 2315, 2.50%, 08/04/2028	CNY	7,000	987
Series 2410, 2.44%, 04/12/2034	CNY	12,500	1,782
Export-Import Bank of Korea, (South Korea), 3.63%, 09/18/2027	EUR	500	552
Finland Government Bond, (Finland),
Reg. S, 2.50%, 04/15/2030	EUR	1,810	1,952
Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,275
Series 4Y, Reg. S, 1.38%, 04/15/2027 (e)	EUR	1,760	1,875
Series 5Y, Reg. S, 0.00%, 09/15/2026 (e)	EUR	3,760	3,945
Series 10Y, Reg. S, 0.00%, 09/15/2030 (e)	EUR	3,070	2,882
Series 10Y, Reg. S, 0.13%, 09/15/2031 (e)	EUR	2,215	2,026
Series 10Y, Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	685
Series 10Y, Reg. S, 0.50%, 09/15/2028 (e)	EUR	3,874	3,935
Series 10Y, Reg. S, 0.50%, 09/15/2029 (e)	EUR	1,680	1,666
Series 10Y, Reg. S, 1.50%, 09/15/2032 (e)	EUR	2,320	2,278
Series 10Y, Reg. S, 3.00%, 09/15/2033 (e)	EUR	1,120	1,212
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	1,720	1,846
Series 15Y, Reg. S, 2.75%, 04/15/2038 (e)	EUR	1,780	1,807
Series 16Y, Reg. S, 0.13%, 04/15/2036 (e)	EUR	1,010	781
Series 16Y, Reg. S, 0.75%, 04/15/2031 (e)	EUR	1,321	1,274

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 16Y, Reg. S, 1.13%, 04/15/2034 (e)	EUR	1,981	1,820
Series 16Y, Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,053
Series 20Y, Reg. S, 0.25%, 09/15/2040 (e)	EUR	654	441
Series 21Y, Reg. S, 0.50%, 04/15/2043 (e)	EUR	1,700	1,114
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	3,237	2,374
Series 30Y, Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,333
Series 31Y, Reg. S, 0.13%, 04/15/2052 (e)	EUR	800	365
Series 31Y, Reg. S, 2.95%, 04/15/2055	EUR	1,450	1,395
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	511
Reg. S, 0.38%, 04/09/2029	EUR	300	297
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,329
Reg. S, 1.13%, 05/17/2032	EUR	500	481
Reg. S, 1.25%, 07/14/2033	EUR	200	190
Reg. S, 2.13%, 03/08/2028	EUR	300	322
Reg. S, 2.88%, 08/30/2029	EUR	500	546
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	296
Reg. S, 0.01%, 06/30/2028	EUR	380	380
Reg. S, 0.01%, 06/03/2030	EUR	500	471
0.01%, 11/05/2035	EUR	70	54
Reg. S, 0.20%, 09/03/2049	EUR	70	35
Reg. S, 0.25%, 02/18/2041	EUR	394	261
Reg. S, 0.80%, 04/11/2034	EUR	800	717
2.38%, 10/02/2029	EUR	200	214
Reg. S, 2.63%, 01/30/2032	EUR	200	214
2.88%, 04/30/2032	EUR	600	650
Series 15Y, Reg. S, 1.20%, 06/03/2033	EUR	300	284
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/20/2032	EUR	200	179
Reg. S, 0.01%, 01/18/2035	EUR	352	285
3.00%, 02/19/2055	EUR	300	299
Series 132, Reg. S, 0.03%, 04/03/2028	EUR	270	272
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	585
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	189
Reg. S, 2.50%, 02/17/2032	EUR	500	530
2.75%, 03/12/2030	EUR	100	109
Reg. S, 2.88%, 05/15/2034	EUR	200	215
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	164
Series 134, Reg. S, 0.01%, 04/29/2031	EUR	100	92
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	241
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2027 (e)	EUR	5,895	6,120
Reg. S, 0.00%, 11/25/2029 (e)	EUR	26,745	25,583
Reg. S, 0.00%, 11/25/2030 (e)	EUR	9,910	9,148
Reg. S, 0.00%, 11/25/2031 (e)	EUR	23,194	20,609
Reg. S, 0.00%, 05/25/2032 (e)	EUR	24,270	21,136
Reg. S, 0.25%, 11/25/2026 (e)	EUR	12,306	12,905
Reg. S, 0.50%, 05/25/2026 (e)	EUR	13,179	13,995
Reg. S, 0.50%, 05/25/2029 (e)	EUR	20,987	20,850

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 05/25/2040 (e)	EUR	13,992	9,496
Reg. S, 0.50%, 06/25/2044 (e)	EUR	6,205	3,697
Reg. S, 0.50%, 05/25/2072 (e)	EUR	4,463	1,412
Reg. S, 0.75%, 02/25/2028 (e)	EUR	26,930	27,838
Reg. S, 0.75%, 05/25/2028 (e)	EUR	15,353	15,782
Reg. S, 0.75%, 11/25/2028 (e)	EUR	3,737	3,797
Reg. S, 0.75%, 05/25/2052 (e)	EUR	11,237	5,716
Reg. S, 0.75%, 05/25/2053 (e)	EUR	11,298	5,584
Reg. S, 1.00%, 05/25/2027 (e)	EUR	14,218	14,994
Reg. S, 1.25%, 05/25/2034 (e)	EUR	18,576	16,837
Reg. S, 1.25%, 05/25/2036 (e)	EUR	14,164	12,156
Reg. S, 1.25%, 05/25/2038 (e)	EUR	7,760	6,303
Reg. S, 1.50%, 05/25/2031 (e)	EUR	16,243	16,198
Reg. S, 1.50%, 05/25/2050 (e)	EUR	7,550	4,984
Reg. S, 1.75%, 06/25/2039 (e)	EUR	11,707	9,991
Reg. S, 1.75%, 05/25/2066 (e)	EUR	5,366	3,205
Reg. S, 2.00%, 11/25/2032 (e)	EUR	8,910	8,891
Reg. S, 2.00%, 05/25/2048 (e)	EUR	8,827	6,770
Reg. S, 2.50%, 09/24/2026 (e)	EUR	8,738	9,498
Reg. S, 2.50%, 09/24/2027 (e)	EUR	12,730	13,838
Reg. S, 2.50%, 05/25/2030 (e)	EUR	23,631	25,249
Reg. S, 2.50%, 05/25/2043 (e)	EUR	5,380	4,796
Reg. S, 2.75%, 10/25/2027 (e)	EUR	36,099	39,493
Reg. S, 2.75%, 02/25/2029 (e)	EUR	10,340	11,261
Reg. S, 2.75%, 02/25/2030 (e)	EUR	15,540	16,811
Reg. S, 3.00%, 05/25/2033 (e)	EUR	10,270	10,941
Reg. S, 3.00%, 11/25/2034 (e)	EUR	15,600	16,330
Reg. S, 3.00%, 06/25/2049 (e)	EUR	3,210	2,967
Reg. S, 3.00%, 05/25/2054 (e)	EUR	6,450	5,723
Reg. S, 3.20%, 05/25/2035 (e)	EUR	2,310	2,446
Reg. S, 3.25%, 05/25/2045 (e)	EUR	9,885	9,765
Reg. S, 3.25%, 05/25/2055 (e)	EUR	7,930	7,347
Reg. S, 3.50%, 04/25/2026 (e)	EUR	5,716	6,271
Reg. S, 3.50%, 11/25/2033 (e)	EUR	10,255	11,270
Reg. S, 3.60%, 05/25/2042 (e)	EUR	2,760	2,900
Reg. S, 3.75%, 05/25/2056 (e)	EUR	2,020	2,049
Reg. S, 4.00%, 10/25/2038 (e)	EUR	9,389	10,522
Reg. S, 4.00%, 04/25/2055 (e)	EUR	6,181	6,601
Reg. S, 4.00%, 04/25/2060 (e)	EUR	6,447	6,857
Reg. S, 4.50%, 04/25/2041 (e)	EUR	10,372	12,201
Reg. S, 4.75%, 04/25/2035 (e)	EUR	10,467	12,588
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	4,853
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,309
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	228
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	1,000	935
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	346	319
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	680	698
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	219
Series #65, Reg. S, 2.50%, 10/24/2031	EUR	300	318

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Gemeinsame Deutsche Bundeslaender HB MV RP SL SH, (Germany), Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	536
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,054
Reg. S, 3.00%, 11/25/2031	EUR	200	214
Reg. S, 3.38%, 06/29/2030	EUR	1,300	1,432
Reg. S, 3.50%, 11/25/2029	EUR	300	332
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,170	2,050
Reg. S, 1.50%, 06/18/2030 (e)	EUR	2,940	2,983
Reg. S, 1.75%, 06/18/2032 (e)	EUR	1,410	1,389
Reg. S, 1.88%, 07/23/2026 (e)	EUR	2,910	3,141
Reg. S, 1.88%, 02/04/2035 (e)	EUR	1,910	1,791
Reg. S, 1.88%, 01/24/2052 (e)	EUR	480	333
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,593
Reg. S, 3.63%, 06/15/2035 (e)	EUR	1,725	1,878
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,577
Reg. S, 3.88%, 03/12/2029 (e)	EUR	1,480	1,678
Reg. S, 3.90%, 01/30/2033	EUR	2,030	2,288
Reg. S, 4.00%, 01/30/2037	EUR	2,000	2,232
Reg. S, 4.13%, 06/15/2054 (e)	EUR	700	736
Reg. S, 4.20%, 01/30/2042	EUR	1,860	2,054
Reg. S, 4.25%, 06/15/2033 (e)	EUR	2,000	2,305
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,252
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	1,106
Hong Kong Government Bond Programme, (Hong Kong),
1.97%, 01/17/2029	HKD	2,400	297
2.02%, 03/07/2034	HKD	3,000	345
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,194
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,395
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,345
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	739,160	1,887
Series 26/F, 1.50%, 08/26/2026	HUF	623,300	1,567
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	203
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	482
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,066
Series 28/A, 6.75%, 10/22/2028	HUF	775,000	2,079
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	446
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	662
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	450
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	860
Series 32/A, 4.75%, 11/24/2032	HUF	691,700	1,609
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	375
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	183
Series 35/A, 7.00%, 10/24/2035	HUF	338,080	891
Series 38/A, 3.00%, 10/27/2038	HUF	318,380	543
Series 41/A, 3.00%, 04/25/2041	HUF	149,290	239

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Hungary Government International Bond, (Hungary),
Series 10Y, Reg. S, 0.50%, 11/18/2030	EUR	1,000	906
Series 10Y, Reg. S, 1.75%, 10/10/2027	EUR	825	865
Series 12Y, Reg. S, 1.63%, 04/28/2032	EUR	1,000	919
Series 15Y, Reg. S, 1.75%, 06/05/2035	EUR	5,000	4,109
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	253
Series HH, 8.50%, 12/01/2029		100	117
Series HK, 9.38%, 04/15/2030		500	606
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	1,300	1,193
Reg. S, 0.68%, 11/24/2036	EUR	100	77
Reg. S, 1.00%, 05/25/2034	EUR	800	697
Reg. S, 1.28%, 02/14/2042	EUR	100	73
Reg. S, 3.05%, 02/03/2033	EUR	300	317
Reg. S, 3.40%, 05/25/2043	EUR	200	198
Reg. S, 3.45%, 06/25/2049	EUR	500	487
Reg. S, 3.50%, 10/04/2039	EUR	100	103
Reg. S, 3.80%, 05/25/2045	EUR	300	315
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,661
1.10%, 03/12/2033	EUR	14,000	12,135
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,098
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	34,992,000	2,044
Series 101, 6.88%, 04/15/2029	IDR	32,464,000	1,968
Series 102, 6.88%, 07/15/2054	IDR	9,512,000	555
Series 103, 6.75%, 07/15/2035	IDR	12,000,000	706
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	202
Series FR65, 6.63%, 05/15/2033	IDR	400,000	23
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	144
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	80
Series FR76, 7.38%, 05/15/2048	IDR	21,821,000	1,336
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	63
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	868
Series FR80, 7.50%, 06/15/2035	IDR	47,876,000	2,951
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,314
Series FR83, 7.50%, 04/15/2040	IDR	32,000,000	1,970
Series FR86, 5.50%, 04/15/2026	IDR	10,000,000	597
Series FR87, 6.50%, 02/15/2031	IDR	24,043,000	1,416
Series FR89, 6.88%, 08/15/2051	IDR	10,300,000	603
Series FR90, 5.13%, 04/15/2027	IDR	100,000,000	5,852
Series FR91, 6.38%, 04/15/2032	IDR	38,200,000	2,216
Series FR95, 6.38%, 08/15/2028	IDR	29,000,000	1,731
Series FR96, 7.00%, 02/15/2033	IDR	46,000,000	2,752
Series FR97, 7.13%, 06/15/2043	IDR	40,858,000	2,433
Series FR98, 7.13%, 06/15/2038	IDR	12,000,000	717
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	339
Instituto de Credito Oficial, (Spain),
Reg. S, 0.00%, 04/30/2027	EUR	1,000	1,032
Reg. S, 2.65%, 01/31/2028	EUR	100	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.70%, 10/31/2030	EUR	300	322
Reg. S, 3.05%, 04/30/2031	EUR	400	436
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		338	278
Zero Coupon, 11/01/2029		140	113
Zero Coupon, 05/01/2030		228	182
Zero Coupon, 10/31/2030		1,500	1,144
0.10%, 09/17/2035	EUR	5,475	4,306
Reg. S, 0.20%, 01/21/2061	EUR	1,000	367
0.25%, 09/23/2027	GBP	2,900	3,400
0.50%, 06/21/2035	EUR	50	42
0.63%, 11/22/2027	EUR	8,000	8,287
0.65%, 02/10/2026		750	727
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,266
1.00%, 12/21/2029	GBP	2,000	2,220
1.20%, 08/08/2034	EUR	9,000	8,258
2.14%, 02/04/2041		1,000	670
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	975
2.90%, 01/19/2033	EUR	6,000	6,465
2.95%, 01/16/2035	EUR	6,100	6,504
4.00%, 08/27/2026		80	80
4.63%, 08/01/2028		250	255
4.63%, 01/15/2032		185	189
InvestitionsBank des Landes Brandenburg, (Germany),
Reg. S, 0.05%, 09/29/2031	EUR	100	90
Reg. S, 3.00%, 06/18/2032	EUR	200	217
Reg. S, 3.25%, 03/13/2030	EUR	200	222
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 0.01%, 05/15/2026	EUR	100	106
Reg. S, 2.88%, 02/21/2034	EUR	300	321
Reg. S, 3.25%, 03/10/2031	EUR	300	333
Series 11, Reg. S, 0.01%, 10/17/2029	EUR	200	192
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	2,377	2,154
Reg. S, 0.20%, 05/15/2027	EUR	4,480	4,653
Reg. S, 0.20%, 10/18/2030	EUR	1,111	1,053
Reg. S, 0.35%, 10/18/2032	EUR	1,460	1,315
Reg. S, 0.40%, 05/15/2035	EUR	3,030	2,517
Reg. S, 0.55%, 04/22/2041	EUR	1,035	740
Reg. S, 0.90%, 05/15/2028	EUR	1,812	1,882
Reg. S, 1.00%, 05/15/2026	EUR	1,480	1,581
Reg. S, 1.10%, 05/15/2029	EUR	2,567	2,635
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,182
Reg. S, 1.35%, 03/18/2031	EUR	4,995	5,024
Reg. S, 1.50%, 05/15/2050	EUR	2,173	1,610
Reg. S, 1.70%, 05/15/2037	EUR	800	737
Reg. S, 2.00%, 02/18/2045	EUR	3,485	3,041
Reg. S, 2.40%, 05/15/2030	EUR	2,350	2,523
Reg. S, 2.60%, 10/18/2034	EUR	1,880	1,967
Reg. S, 3.00%, 10/18/2043	EUR	1,270	1,314
Reg. S, 3.15%, 10/18/2055	EUR	920	933

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Israel Government AID Bond, (Israel), Series 30Y, 5.50%, 09/18/2033		525	561
Israel Government Bond - Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	85
Series 327, 2.00%, 03/31/2027	ILS	800	206
Series 330, 1.00%, 03/31/2030	ILS	1,200	276
Series 335, 4.00%, 03/30/2035	ILS	330	85
Series 537, 1.50%, 05/31/2037	ILS	305	60
Israel Government International Bond, (Israel),
Reg. S, 0.63%, 01/18/2032	EUR	3,000	2,610
Reg. S, 1.50%, 01/18/2027	EUR	12,000	12,609
Series 30Y, Reg. S, 2.50%, 01/16/2049	EUR	825	656
Series 30Y, 5.75%, 03/12/2054		200	184
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 3Y, Reg. S, 2.95%, 02/15/2027	EUR	3,600	3,942
Series 3Y, Reg. S, 3.45%, 07/15/2027	EUR	4,600	5,099
Series 3Y, Reg. S, 3.80%, 04/15/2026	EUR	2,600	2,857
Series 3Y, Reg. S, 3.85%, 09/15/2026	EUR	1,800	1,991
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	14,760	15,629
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	3,447	3,626
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	3,160	3,343
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	9,680	10,548
Series 5Y, Reg. S, 3.00%, 10/01/2029	EUR	2,545	2,769
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	8,369
Series 5Y, Reg. S, 3.40%, 04/01/2028	EUR	8,170	9,074
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	450	506
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	2,195	2,495
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	11,660	11,838
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	1,360	1,354
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	4,074	4,132
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	3,660	3,834
Series 7Y, Reg. S, 2.10%, 07/15/2026	EUR	5,850	6,325
Series 7Y, Reg. S, 2.50%, 11/15/2025	EUR	265	287
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	5,229
Series 7Y, Reg. S, 3.15%, 11/15/2031 (e)	EUR	5,100	5,464
Series 7Y, Reg. S, 3.45%, 07/15/2031	EUR	2,300	2,518
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	2,910	3,207
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	1,800	2,011
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	14,320	16,158
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	1,550	1,754
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	18,085	19,119
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	1,770	2,006
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	14,464	13,329
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	12,390	12,054
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	3,605	3,364
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	6,785	6,227
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	5,337	5,692
Series 10Y, Reg. S, 1.60%, 06/01/2026	EUR	5,740	6,172
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	6,944	6,959
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	7,282	7,799
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	3,856
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	15,277	16,518

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	5,694
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	3,430	3,743
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	11,056	12,085
Series 10Y, Reg. S, 3.65%, 08/01/2035 (e)	EUR	4,630	4,931
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	9,820	10,764
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	6,290	7,092
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	5,120	5,847
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	3,770	4,336
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	22,527	21,401
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,162
Series 11Y, Reg. S, 3.85%, 02/01/2035	EUR	11,620	12,652
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	2,190	2,428
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	1,840	2,007
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	2,770	2,763
Series 15Y, Reg. S, 3.85%, 10/01/2040 (e)	EUR	3,970	4,107
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	6,260	6,768
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	16,730	19,400
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	11,714	9,113
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	2,229	1,900
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,478
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	6,833
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	10,936	10,634
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	2,564	2,361
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	4,560	4,378
Series 20Y, Reg. S, 4.10%, 04/30/2046 (e)	EUR	1,410	1,476
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	2,750	3,024
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	6,474	5,068
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	5,442	5,204
Series 26Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	8,010	8,388
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	3,841	2,677
Series 30Y, Reg. S, 2.45%, 09/01/2050 (e)	EUR	3,942	3,006
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	5,910	5,863
Series 30Y, Reg. S, 4.30%, 10/01/2054 (e)	EUR	3,100	3,224
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	4,795	5,175
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,063
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	1,355	1,582
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	7,797	4,982
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	3,900	3,249
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	5,776	5,300
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	4,305	4,036
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,432
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	9,335	10,678
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	12,386	14,801
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	5,940	7,010
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,126
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,575
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	5,581
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	8,321
Series 34Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	3,821	2,617
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	1,700	1,063
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	3,595	2,696

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Japan Bank for International Cooperation, (Japan),
0.63%, 07/15/2025		250	247
3.13%, 02/15/2028	EUR	1,000	1,098
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	694
Series 75, 1.96%, 09/19/2031	JPY	100,000	692
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	1,006
Reg. S, 0.05%, 02/12/2027	EUR	500	517
Reg. S, 0.10%, 09/03/2031	EUR	500	448
Reg. S, 0.63%, 09/02/2025		1,000	984
Series 2022, 2.32%, 06/18/2027	JPY	20,000	137
Japan Government Five Year Bond, (Japan),
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,192
Series 148, 0.01%, 06/20/2026	JPY	409,750	2,709
Series 149, 0.01%, 09/20/2026	JPY	10,000	66
Series 150, 0.01%, 12/20/2026	JPY	77,150	508
Series 151, 0.01%, 03/20/2027	JPY	2,608,000	17,112
Series 153, 0.01%, 06/20/2027	JPY	3,159,600	20,679
Series 154, 0.10%, 09/20/2027	JPY	1,355,000	8,865
Series 155, 0.30%, 12/20/2027	JPY	1,260,550	8,274
Series 156, 0.20%, 12/20/2027	JPY	2,120,000	13,875
Series 157, 0.20%, 03/20/2028	JPY	650,000	4,244
Series 158, 0.10%, 03/20/2028	JPY	1,095,500	7,132
Series 161, 0.30%, 06/20/2028	JPY	290,000	1,894
Series 164, 0.20%, 12/20/2028	JPY	3,606,700	23,342
Series 167, 0.40%, 03/20/2029	JPY	2,435,000	15,834
Series 168, 0.60%, 03/20/2029	JPY	800,000	5,244
Series 170, 0.60%, 06/20/2029	JPY	188,450	1,232
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	676
Series 3, 2.20%, 03/20/2050	JPY	955,350	6,162
Series 6, 1.90%, 03/20/2053	JPY	650	4
Series 7, 1.70%, 03/20/2054	JPY	127,050	711
Series 8, 1.40%, 03/20/2055	JPY	434,350	2,234
Series 9, 0.40%, 03/20/2056	JPY	617,800	2,261
Series 10, 0.90%, 03/20/2057	JPY	174,350	752
Series 11, 0.80%, 03/20/2058	JPY	428,650	1,757
Series 12, 0.50%, 03/20/2059	JPY	235,700	844
Series 13, 0.50%, 03/20/2060	JPY	596,350	2,095
Series 14, 0.70%, 03/20/2061	JPY	650,000	2,435
Series 15, 1.00%, 03/20/2062	JPY	544,850	2,257
Series 16, 1.30%, 03/20/2063	JPY	515,050	2,342
Series 17, 2.20%, 03/20/2064	JPY	498,650	2,955
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	2,982,750	18,742
Series 2, 1.00%, 03/20/2034	JPY	302,350	1,942
Series 342, 0.10%, 03/20/2026	JPY	2,000,000	13,268
Series 343, 0.10%, 06/20/2026	JPY	202,900	1,343
Series 344, 0.10%, 09/20/2026	JPY	131,500	868

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 345, 0.10%, 12/20/2026	JPY	21,950	145
Series 346, 0.10%, 03/20/2027	JPY	2,185,600	14,367
Series 347, 0.10%, 06/20/2027	JPY	2,600,000	17,051
Series 348, 0.10%, 09/20/2027	JPY	320,850	2,099
Series 349, 0.10%, 12/20/2027	JPY	852,200	5,562
Series 350, 0.10%, 03/20/2028	JPY	753,900	4,908
Series 353, 0.10%, 12/20/2028	JPY	4,700,000	30,299
Series 354, 0.10%, 03/20/2029	JPY	900,000	5,783
Series 356, 0.10%, 09/20/2029	JPY	271,150	1,730
Series 357, 0.10%, 12/20/2029	JPY	1,523,300	9,691
Series 358, 0.10%, 03/20/2030	JPY	1,090,300	6,916
Series 359, 0.10%, 06/20/2030	JPY	1,775,000	11,224
Series 360, 0.10%, 09/20/2030	JPY	53,450	337
Series 361, 0.10%, 12/20/2030	JPY	4,351,300	27,340
Series 362, 0.10%, 03/20/2031	JPY	649,500	4,068
Series 363, 0.10%, 06/20/2031	JPY	2,506,200	15,645
Series 364, 0.10%, 09/20/2031	JPY	668,450	4,158
Series 365, 0.10%, 12/20/2031	JPY	1,304,400	8,085
Series 366, 0.20%, 03/20/2032	JPY	3,854,450	23,970
Series 367, 0.20%, 06/20/2032	JPY	6,000	37
Series 368, 0.20%, 09/20/2032	JPY	116,450	718
Series 369, 0.50%, 12/20/2032	JPY	181,000	1,138
Series 370, 0.50%, 03/20/2033	JPY	242,700	1,521
Series 371, 0.40%, 06/20/2033	JPY	335,000	2,074
Series 372, 0.80%, 09/20/2033	JPY	1,014,000	6,467
Series 373, 0.60%, 12/20/2033	JPY	2,829,400	17,678
Series 374, 0.80%, 03/20/2034	JPY	3,940,600	24,959
Series 375, 1.10%, 06/20/2034	JPY	1,262,800	8,186
Series 376, 0.90%, 09/20/2034	JPY	2,109,600	13,386
Series 377, 1.20%, 12/20/2034	JPY	667,150	4,334
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	686
Series 21, 2.30%, 12/20/2035	JPY	704,850	5,033
Series 22, 2.50%, 03/20/2036	JPY	116,250	845
Series 24, 2.50%, 09/20/2036	JPY	46,950	341
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,228
Series 34, 2.20%, 03/20/2041	JPY	23,000	157
Series 37, 1.90%, 09/20/2042	JPY	355,250	2,302
Series 40, 1.80%, 09/20/2043	JPY	651,750	4,117
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	10,203
Series 43, 1.70%, 06/20/2044	JPY	620,200	3,825
Series 44, 1.70%, 09/20/2044	JPY	764,000	4,701
Series 47, 1.60%, 06/20/2045	JPY	310,000	1,859
Series 49, 1.40%, 12/20/2045	JPY	165,000	947
Series 58, 0.80%, 03/20/2048	JPY	231,300	1,126
Series 59, 0.70%, 06/20/2048	JPY	1,100,000	5,199
Series 60, 0.90%, 09/20/2048	JPY	35,800	177
Series 61, 0.70%, 12/20/2048	JPY	262,550	1,230
Series 62, 0.50%, 03/20/2049	JPY	1,345,950	5,949
Series 63, 0.40%, 06/20/2049	JPY	195,100	834
Series 64, 0.40%, 09/20/2049	JPY	102,800	437

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 65, 0.40%, 12/20/2049	JPY	1,608,550	6,796
Series 66, 0.40%, 03/20/2050	JPY	1,465,150	6,151
Series 67, 0.60%, 06/20/2050	JPY	50,000	221
Series 68, 0.60%, 09/20/2050	JPY	221,500	973
Series 69, 0.70%, 12/20/2050	JPY	130,000	585
Series 71, 0.70%, 06/20/2051	JPY	385,800	1,713
Series 73, 0.70%, 12/20/2051	JPY	8,000	35
Series 74, 1.00%, 03/20/2052	JPY	114,000	544
Series 75, 1.30%, 06/20/2052	JPY	56,000	289
Series 76, 1.40%, 09/20/2052	JPY	3,000	16
Series 77, 1.60%, 12/20/2052	JPY	41,500	229
Series 78, 1.40%, 03/20/2053	JPY	886,000	4,649
Series 79, 1.20%, 06/20/2053	JPY	750,000	3,724
Series 80, 1.80%, 09/20/2053	JPY	700,050	4,031
Series 81, 1.60%, 12/20/2053	JPY	1,036,600	5,674
Series 82, 1.80%, 03/20/2054	JPY	1,213,150	6,959
Series 83, 2.20%, 06/20/2054	JPY	211,450	1,328
Series 84, 2.10%, 09/20/2054	JPY	179,250	1,100
Series 85, 2.30%, 12/20/2054	JPY	62,700	402
Japan Government Twenty Year Bond, (Japan),
Series 80, 2.10%, 06/20/2025	JPY	517,000	3,460
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,488
Series 117, 2.10%, 03/20/2030	JPY	38,000	265
Series 118, 2.00%, 06/20/2030	JPY	6,800	47
Series 121, 1.90%, 09/20/2030	JPY	3,040,000	21,090
Series 122, 1.80%, 09/20/2030	JPY	924,000	6,376
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,615
Series 131, 1.70%, 09/20/2031	JPY	1,211,200	8,336
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,128
Series 142, 1.80%, 12/20/2032	JPY	10,900	75
Series 143, 1.60%, 03/20/2033	JPY	4,800	33
Series 147, 1.60%, 12/20/2033	JPY	2,900,000	19,693
Series 148, 1.50%, 03/20/2034	JPY	450,250	3,027
Series 149, 1.50%, 06/20/2034	JPY	498,700	3,345
Series 151, 1.20%, 12/20/2034	JPY	1,265,700	8,226
Series 153, 1.30%, 06/20/2035	JPY	10,000	65
Series 157, 0.20%, 06/20/2036	JPY	900,000	5,123
Series 160, 0.70%, 03/20/2037	JPY	258,000	1,535
Series 161, 0.60%, 06/20/2037	JPY	2,625,000	15,347
Series 163, 0.60%, 12/20/2037	JPY	180,000	1,041
Series 164, 0.50%, 03/20/2038	JPY	237,350	1,347
Series 165, 0.50%, 06/20/2038	JPY	3,450	19
Series 167, 0.50%, 12/20/2038	JPY	2,482,750	13,858
Series 168, 0.40%, 03/20/2039	JPY	845,500	4,623
Series 169, 0.30%, 06/20/2039	JPY	784,700	4,198
Series 170, 0.30%, 09/20/2039	JPY	833,900	4,434
Series 171, 0.30%, 12/20/2039	JPY	843,300	4,456
Series 172, 0.40%, 03/20/2040	JPY	2,467,150	13,170
Series 173, 0.40%, 06/20/2040	JPY	125,000	663
Series 174, 0.40%, 09/20/2040	JPY	150,000	791
Series 175, 0.50%, 12/20/2040	JPY	80,000	426

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 176, 0.50%, 03/20/2041	JPY	173,050	917
Series 177, 0.40%, 06/20/2041	JPY	40,000	207
Series 178, 0.50%, 09/20/2041	JPY	410,950	2,149
Series 179, 0.50%, 12/20/2041	JPY	2,847,600	14,803
Series 180, 0.80%, 03/20/2042	JPY	190,000	1,036
Series 183, 1.40%, 12/20/2042	JPY	165,000	985
Series 184, 1.10%, 03/20/2043	JPY	128,650	727
Series 185, 1.10%, 06/20/2043	JPY	37,150	209
Series 186, 1.50%, 09/20/2043	JPY	297,750	1,791
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	11,677
Series 188, 1.60%, 03/20/2044	JPY	2,420,550	14,715
Series 189, 1.90%, 06/20/2044	JPY	546,350	3,483
Series 190, 1.80%, 09/20/2044	JPY	372,750	2,332
Series 191, 2.00%, 12/20/2044	JPY	113,400	732
Japan Government Two Year Bond, (Japan),
Series 458, 0.20%, 03/01/2026	JPY	125,000	830
Series 459, 0.20%, 04/01/2026	JPY	2,000,000	13,277
Series 460, 0.30%, 05/01/2026	JPY	1,986,500	13,192
Series 461, 0.40%, 06/01/2026	JPY	345,000	2,292
Series 464, 0.40%, 09/01/2026	JPY	520,200	3,450
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,346
Series 108, 1.43%, 06/18/2027	JPY	100,000	673
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,321
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	109,812	783
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054		GBP400	374
Junta de Andalucia, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	337
Reg. S, 1.38%, 04/30/2029	EUR	30	31
Reg. S, 2.40%, 04/30/2032	EUR	200	205
Reg. S, 3.20%, 04/30/2030	EUR	400	439
Reg. S, 3.30%, 04/30/2035	EUR	300	318
Reg. S, 3.40%, 04/30/2034	EUR	500	539
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	59
Kazakhstan Government International Bond, (Kazakhstan),
Reg. S, 0.60%, 09/30/2026	EUR	10,000	10,415
Reg. S, 1.50%, 09/30/2034	EUR	400	362
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	4,760	5,909
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	5,870	6,784
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	2,602	3,006
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	2,543	2,733
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	4,538	4,850
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	3,387	3,296
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	1,740	1,564
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	4,522	4,824
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	3,497	2,527
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	3,041	2,098
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	7,800	8,189
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	2,277	1,690
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	1,890	1,642

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	5,432	5,600
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,674	2,539
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	3,854	3,908
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	3,696	2,597
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	4,341	4,121
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	2,915	1,971
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	8,976	9,180
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	3,367	3,032
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	1,988	721
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	7,670	6,908
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	2,885	1,788
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	1,550	1,531
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	3,550	3,826
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	4,400	4,218
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	2,189	2,276
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	7,560	7,931
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	1,490	1,472
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	4,200	4,574
Series 103, Reg. S, 3.10%, 06/22/2035 (e)	EUR	2,270	2,416
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,500	1,442
Reg. S, 0.88%, 05/24/2027	EUR	500	523
Kommunekredit, (Denmark),
0.00%, 11/17/2029	EUR	800	769
Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,448
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 0.25%, 11/26/2027	SEK	8,000	748
Reg. S, 0.38%, 06/10/2026	SEK	2,000	194
Reg. S, 3.00%, 06/18/2031	SEK	4,000	395
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	496
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	389
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	193
2.63%, 09/08/2027	EUR	1,500	1,619
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	775
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	1,888
Reg. S, 1.96%, 07/19/2026	EUR	1,800	1,935
Reg. S, 3.71%, 04/11/2027	EUR	100	111
Korea Land & Housing Corp., (South Korea), Reg. S, 2.47%, 06/23/2028		1,000	927
Korea National Oil Corp., (South Korea), Reg. S, 0.26%, 07/30/2027	CHF	300	336
Korea Treasury Bond, (South Korea),
Series 2603, 1.25%, 03/10/2026	KRW	4,145,000	2,779
Series 2612, 1.50%, 12/10/2026	KRW	569,490	380
Series 2612, 3.88%, 12/10/2026	KRW	9,000,000	6,238
Series 2706, 2.13%, 06/10/2027	KRW	5,500,000	3,697
Series 2706, 3.25%, 06/10/2027	KRW	4,000,000	2,753
Series 2803, 3.25%, 03/10/2028	KRW	110,000	76
Series 2806, 2.63%, 06/10/2028	KRW	6,050,000	4,110
Series 2809, 3.50%, 09/10/2028	KRW	5,800,000	4,051

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2903, 3.25%, 03/10/2029	KRW	9,700,000	6,736
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	3,204
Series 3006, 1.38%, 06/10/2030	KRW	3,160,000	2,011
Series 3012, 1.50%, 12/10/2030	KRW	1,500,000	955
Series 3106, 2.00%, 06/10/2031	KRW	4,491,310	2,930
Series 3112, 2.38%, 12/10/2031	KRW	60,920	41
Series 3206, 3.38%, 06/10/2032	KRW	4,500,000	3,191
Series 3212, 4.25%, 12/10/2032	KRW	1,100,000	827
Series 3306, 3.25%, 06/10/2033	KRW	160,000	113
Series 3312, 4.13%, 12/10/2033	KRW	4,024,390	3,031
Series 3406, 3.50%, 06/10/2034	KRW	6,536,490	4,727
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	1,940
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	920
Series 4009, 1.50%, 09/10/2040	KRW	277,980	160
Series 4109, 1.88%, 09/10/2041	KRW	2,115,790	1,278
Series 4209, 3.25%, 09/10/2042	KRW	2,355,460	1,718
Series 4212, 3.00%, 12/10/2042	KRW	70,000	49
Series 4309, 3.88%, 09/10/2043	KRW	4,433,490	3,514
Series 4409, 2.88%, 09/10/2044	KRW	1,000,000	698
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	4,046
Series 4903, 2.00%, 03/10/2049	KRW	5,014,620	3,019
Series 5003, 1.50%, 03/10/2050	KRW	5,476,530	2,950
Series 5103, 1.88%, 03/10/2051	KRW	6,181,580	3,604
Series 5303, 3.25%, 03/10/2053	KRW	4,251,170	3,244
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	3,244
Series 5403, 3.25%, 03/10/2054	KRW	6,488,600	4,969
Series 5409, 2.75%, 09/10/2054	KRW	2,478,060	1,736
Series 6609, 1.50%, 09/10/2066	KRW	215,250	108
Series 6809, 2.00%, 09/10/2068	KRW	1,200,000	705
Series 7009, 1.63%, 09/10/2070	KRW	250,340	130
Series 7209, 3.50%, 09/10/2072	KRW	1,300,000	1,135
Kuntarahoitus, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	465
Reg. S, 0.00%, 03/02/2031	EUR	300	276
Reg. S, 0.05%, 09/06/2029	EUR	400	387
Reg. S, 0.05%, 09/10/2035	EUR	300	235
Reg. S, 0.25%, 02/25/2032	EUR	100	90
Reg. S, 0.75%, 09/07/2027	EUR	300	313
Reg. S, 1.25%, 02/23/2033	EUR	600	570
Reg. S, 2.50%, 08/29/2029	EUR	680	732
Reg. S, 2.63%, 12/14/2029	EUR	400	433
Reg. S, 2.75%, 02/02/2034	EUR	300	316
Reg. S, 2.88%, 01/18/2028	EUR	1,100	1,206
Reg. S, 3.00%, 09/25/2028	EUR	200	220
Reg. S, 3.13%, 07/29/2030	EUR	400	441
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	400	375
Reg. S, 0.01%, 03/07/2031	EUR	400	368
Reg. S, 0.13%, 11/19/2040	EUR	100	66

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.63%, 11/27/2030	EUR	400	430
Reg. S, 2.63%, 02/12/2035	EUR	400	417
Reg. S, 2.75%, 05/16/2029	EUR	300	327
Reg. S, 3.00%, 06/27/2033	EUR	1,000	1,087
Reg. S, 3.13%, 01/23/2040	EUR	300	318
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	461
Reg. S, 0.05%, 08/06/2040	EUR	200	131
Reg. S, 0.10%, 01/18/2030	EUR	635	608
Reg. S, 0.13%, 11/24/2045	EUR	90	49
Reg. S, 0.15%, 02/22/2036	EUR	200	157
Reg. S, 0.63%, 02/05/2029	EUR	800	804
Reg. S, 0.63%, 01/26/2052	EUR	420	224
Reg. S, 1.25%, 06/01/2028	EUR	500	521
Reg. S, 1.63%, 08/02/2032	EUR	630	625
Reg. S, 2.63%, 01/24/2031	EUR	1,000	1,074
Reg. S, 2.75%, 01/16/2032	EUR	500	538
Reg. S, 2.88%, 04/05/2029	EUR	730	799
Reg. S, 2.88%, 02/15/2034	EUR	960	1,029
Reg. S, 3.00%, 03/13/2054	EUR	510	492
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	231
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	229
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	99
Series 517, Reg. S, 0.01%, 05/18/2027	EUR	700	721
Series 518, Reg. S, 0.13%, 06/04/2035	EUR	300	241
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	52
Series 535, Reg. S, 0.13%, 10/20/2031	EUR	490	446
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,154
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	700	769
Land Thueringen, (Germany),
Reg. S, 0.01%, 03/24/2031	EUR	300	276
Reg. S, 0.05%, 05/06/2030	EUR	260	246
Reg. S, 0.13%, 01/13/2051	EUR	100	46
0.50%, 03/02/2029	EUR	600	600
Reg. S, 1.25%, 12/05/2033	EUR	200	188
Reg. S, 2.50%, 09/03/2029	EUR	500	538
Reg. S, 3.00%, 11/15/2028	EUR	800	880
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	90
Reg. S, 0.25%, 01/23/2030	EUR	1,000	945
Reg. S, 1.13%, 05/30/2028	EUR	390	402
Reg. S, 1.38%, 05/16/2036	EUR	610	535
Reg. S, 1.88%, 02/19/2049	EUR	540	404
Reg. S, 3.50%, 01/17/2028	EUR	650	720
Reg. S, 3.88%, 05/22/2029	EUR	1,020	1,143
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	518
Reg. S, 4.50%, 12/07/2038	GBP	110	133
5.10%, 03/07/2051	GBP	150	185
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.50%, 07/28/2050	EUR	560	274

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.75%, 05/06/2030	EUR	440	424
Reg. S, 0.95%, 05/26/2027	EUR	500	522
Reg. S, 2.13%, 06/01/2032	EUR	1,010	1,009
Reg. S, 3.50%, 07/03/2031	EUR	1,500	1,644
Reg. S, 3.50%, 02/13/2034	EUR	510	548
Reg. S, 3.63%, 01/28/2040	EUR	880	900
Reg. S, 3.88%, 06/14/2033	EUR	800	888
Malaysia Government Bond, (Malaysia),
Series 119, 3.91%, 07/15/2026	MYR	5,600	1,271
Series 120, 4.07%, 06/15/2050	MYR	4,100	914
Series 122, 3.58%, 07/15/2032	MYR	9,710	2,167
Series 123, 4.46%, 03/31/2053	MYR	4,600	1,086
Series 124, 4.05%, 04/18/2039	MYR	12,970	2,962
Series 219, 3.89%, 08/15/2029	MYR	11,100	2,531
Series 220, 2.63%, 04/15/2031	MYR	11,660	2,476
Series 222, 4.70%, 10/15/2042	MYR	8,700	2,135
Series 223, 3.52%, 04/20/2028	MYR	11,000	2,481
Series 224, 4.18%, 05/16/2044	MYR	2,500	576
Series 316, 3.90%, 11/30/2026	MYR	7,500	1,706
Series 318, 4.64%, 11/07/2033	MYR	200	48
Series 322, 4.50%, 04/30/2029	MYR	10,000	2,334
Series 417, 3.90%, 11/16/2027	MYR	3,500	798
Series 518, 4.92%, 07/06/2048	MYR	4,000	1,013
Series 519, 3.76%, 05/22/2040	MYR	640	141
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	5,810	1,337
Series 120, 3.42%, 09/30/2027	MYR	3,270	736
Series 121, 3.45%, 07/15/2036	MYR	5,000	1,090
Series 122, 4.19%, 10/07/2032	MYR	2,140	496
Series 124, 4.28%, 03/23/2054	MYR	2,000	461
Series 222, 5.36%, 05/15/2052	MYR	1,020	275
Series 223, 4.29%, 08/14/2043	MYR	5,200	1,215
Series 417, 4.90%, 05/08/2047	MYR	271	69
Series 617, 4.72%, 06/15/2033	MYR	505	121
Series 619, 4.12%, 11/30/2034	MYR	15,000	3,472
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	1,000	1,143
7.30%, 12/23/2025	EUR	500	559
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	813
Series M, 7.75%, 05/29/2031	MXN	12,000	551
Series M, 7.75%, 11/13/2042	MXN	2,000	80
Series M, 8.00%, 11/07/2047	MXN	5,000	202
Series M, 8.50%, 05/31/2029	MXN	1,000	48
Series M, 8.50%, 11/18/2038	MXN	2,000	89
Series M, 10.00%, 11/20/2036	MXN	3,000	153
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,136
1.45%, 10/25/2033	EUR	7,000	5,791
1.63%, 04/08/2026	EUR	10,200	10,883
1.75%, 04/17/2028	EUR	2,000	2,056
3.00%, 03/06/2045	EUR	825	624

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.38%, 02/23/2031	EUR	3,000	3,110
3.50%, 02/12/2034		200	164
Reg. S, 4.00%, 03/15/2115	EUR	3,500	2,465
4.49%, 05/25/2032	EUR	4,900	5,225
5.13%, 05/04/2037	EUR	10,000	10,489
Reg. S, 5.63%, 03/19/2114	GBP	800	709
5.75%, 10/12/2110		80	63
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	815
Reg. S, 1.00%, 01/23/2051	EUR	100	56
Reg. S, 1.38%, 11/21/2033	EUR	500	464
Reg. S, 1.50%, 07/12/2038	EUR	100	83
Reg. S, 1.50%, 04/11/2044	EUR	100	73
Reg. S, 2.75%, 10/22/2029	EUR	1,700	1,836
Reg. S, 3.00%, 10/12/2032	EUR	100	107
Reg. S, 3.13%, 06/22/2034	EUR	2,200	2,341
Reg. S, 3.25%, 06/22/2037	EUR	1,000	1,043
Reg. S, 3.25%, 01/12/2043	EUR	600	592
Reg. S, 3.50%, 06/22/2045	EUR	1,300	1,317
Reg. S, 3.63%, 06/22/2032	EUR	200	222
Reg. S, 4.00%, 09/26/2042	EUR	300	328
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	139
2.55%, 10/09/2029	CAD	300	205
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	440
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	840
Reg. S, 0.00%, 02/16/2037	EUR	850	624
Reg. S, 0.05%, 01/28/2030	EUR	374	357
Reg. S, 0.13%, 05/28/2027	EUR	400	413
Reg. S, 0.25%, 01/19/2032	EUR	600	544
Reg. S, 0.38%, 09/28/2046	EUR	569	321
Reg. S, 0.63%, 01/18/2027	EUR	1,000	1,050
Reg. S, 0.63%, 02/06/2029	EUR	1,500	1,507
Reg. S, 0.75%, 10/04/2041	EUR	200	141
Reg. S, 1.00%, 03/01/2028	EUR	300	311
Reg. S, 1.25%, 06/07/2032	EUR	670	646
Reg. S, 1.25%, 05/27/2036	EUR	810	713
Reg. S, 1.50%, 04/27/2038	EUR	940	819
Reg. S, 1.50%, 06/15/2039	EUR	160	136
Reg. S, 2.50%, 09/13/2027	EUR	200	217
Reg. S, 2.63%, 01/10/2034	EUR	600	627
Reg. S, 2.75%, 12/17/2029	EUR	1,000	1,086
Reg. S, 3.00%, 06/05/2031	EUR	400	437
Reg. S, 3.00%, 04/20/2033	EUR	790	855
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2027 (e)	EUR	6,290	6,558
Reg. S, 0.00%, 01/15/2029 (e)	EUR	4,670	4,633
Reg. S, 0.00%, 07/15/2030 (e)	EUR	3,604	3,423
Reg. S, 0.00%, 07/15/2031 (e)	EUR	2,477	2,280

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.00%, 01/15/2038 (e)	EUR	4,232	3,088
Reg. S, 0.00%, 01/15/2052 (e)	EUR	6,159	2,923
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	5,588
Reg. S, 0.50%, 07/15/2026 (e)	EUR	3,050	3,234
Reg. S, 0.50%, 07/15/2032 (e)	EUR	2,160	2,001
Reg. S, 0.50%, 01/15/2040 (e)	EUR	4,920	3,679
Reg. S, 0.75%, 07/15/2027 (e)	EUR	8,923	9,362
Reg. S, 0.75%, 07/15/2028 (e)	EUR	5,020	5,178
Reg. S, 2.00%, 01/15/2054 (e)	EUR	5,725	4,816
Reg. S, 2.50%, 01/15/2030 (e)	EUR	3,320	3,600
Reg. S, 2.50%, 01/15/2033 (e)	EUR	5,688	6,054
Reg. S, 2.50%, 07/15/2033 (e)	EUR	2,259	2,392
Reg. S, 2.50%, 07/15/2034 (e)	EUR	6,360	6,666
Reg. S, 2.75%, 01/15/2047 (e)	EUR	6,697	6,751
Reg. S, 3.25%, 01/15/2044 (e)	EUR	1,900	2,077
Reg. S, 3.75%, 01/15/2042 (e)	EUR	5,842	6,797
Reg. S, 4.00%, 01/15/2037 (e)	EUR	3,984	4,719
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,609
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	880	467
Reg. S, 1.75%, 03/20/2034	AUD	2,040	978
Reg. S, 2.00%, 03/20/2031	AUD	1,310	715
Reg. S, 2.00%, 03/08/2033	AUD	3,840	1,958
2.25%, 05/07/2041	AUD	400	164
Reg. S, 2.50%, 11/22/2032	AUD	50	27
Reg. S, 3.00%, 03/20/2028	AUD	1,700	1,036
Reg. S, 3.00%, 02/20/2030	AUD	3,960	2,343
Reg. S, 4.25%, 02/20/2036	AUD	2,440	1,404
Reg. S, 4.75%, 02/20/2035	AUD	1,820	1,110
Reg. S, 4.75%, 02/20/2037	AUD	400	237
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	1,970	1,210
New Zealand Government Bond, (New Zealand),
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	2,740	1,584
Series 429, 3.00%, 04/20/2029	NZD	1,630	895
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	40	21
Series 528, 0.25%, 05/15/2028	NZD	880	449
Series 530, 4.50%, 05/15/2030	NZD	2,070	1,201
Series 531, 1.50%, 05/15/2031	NZD	2,250	1,093
Series 532, 2.00%, 05/15/2032	NZD	2,420	1,179
Series 534, 4.25%, 05/15/2034	NZD	1,450	807
Series 535, 4.50%, 05/15/2035	NZD	1,990	1,121
Series 536, 4.25%, 05/15/2036	NZD	1,110	607
Series 541, 1.75%, 05/15/2041	NZD	1,380	503
Series 551, 2.75%, 05/15/2051	NZD	760	283
Series 554, 5.00%, 05/15/2054	NZD	430	238
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,027
Reg. S, 2.00%, 04/15/2037	NZD	250	101
3.50%, 04/14/2033	NZD	2,100	1,089
Niedersachsen Invest GmbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	400	332

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	300	161
Reg. S, 5.25%, 03/21/2034	AUD	800	499
Norway Government Bond, (Norway),
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	418
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	17,520	1,603
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,449
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	27,410	2,378
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	587
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,472
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	23,187	1,945
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	340
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	6,100	537
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	22,100	2,033
Series 488, Reg. S, 3.63%, 05/31/2039 (e)	NOK	5,350	488
Series 489, Reg. S, 3.75%, 06/12/2035 (e)	NOK	7,470	692
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	270
Reg. S, 0.45%, 05/13/2025	EUR	3,200	3,452
Reg. S, 2.60%, 05/14/2029	CAD	500	343
Reg. S, 3.13%, 01/25/2029	EUR	500	548
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	853
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	100
Reg. S, 0.50%, 05/06/2025	EUR	1,700	1,835
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,195
Reg. S, 3.30%, 10/05/2029	EUR	800	885
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		100	96
Perusahaan Penerbit SBSN Indonesia, (Indonesia),
6.38%, 03/15/2034	IDR	5,000,000	293
6.88%, 03/15/2036	IDR	5,968,000	361
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,741
Reg. S, 1.95%, 11/17/2036	EUR	1,000	838
Reg. S, 2.75%, 01/30/2026	EUR	825	891
2.78%, 01/23/2031		110	97
3.00%, 01/15/2034		60	50
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	3
Reg. S, 6.90%, 08/12/2037	PEN	1,000	267
Philippine Government International Bond, (Philippines), 1.75%, 04/28/2041	EUR	1,000	749
Portugal Obrigacoes do Tesouro OT, (Portugal),
Series 8Y, Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	2,948
Series 10Y, Reg. S, 1.65%, 07/16/2032 (e)	EUR	1,210	1,207
Series 10Y, Reg. S, 1.95%, 06/15/2029 (e)	EUR	2,553	2,712
Series 10Y, Reg. S, 3.00%, 06/15/2035 (e)	EUR	1,510	1,597
Series 10Y, Reg. S, 4.13%, 04/14/2027 (e)	EUR	1,480	1,665
Series 11Y, Reg. S, 0.30%, 10/17/2031 (e)	EUR	2,642	2,448
Series 11Y, Reg. S, 0.48%, 10/18/2030 (e)	EUR	4,242	4,102
Series 11Y, Reg. S, 2.13%, 10/17/2028 (e)	EUR	3,647	3,923
Series 11Y, Reg. S, 2.88%, 07/21/2026 (e)	EUR	4,270	4,668

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 11Y, Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,570	1,655
Series 15Y, Reg. S, 0.90%, 10/12/2035 (e)	EUR	3,221	2,757
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	4,656	4,705
Series 15Y, Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,990	2,144
Series 15Y, Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,174
Series 20Y, Reg. S, 1.15%, 04/11/2042 (e)	EUR	2,185	1,608
Series 30Y, Reg. S, 3.63%, 06/12/2054 (e)	EUR	1,010	1,026
Series 30Y, Reg. S, 4.10%, 02/15/2045 (e)	EUR	2,250	2,535
Series 31Y, Reg. S, 1.00%, 04/12/2052 (e)	EUR	1,890	1,072
Series 31Y, Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	965
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	184
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	217
7.25%, 09/01/2036		300	360
Province of Manitoba Canada, (Canada), 2.05%, 09/05/2052	CAD	100	44
Province of Nova Scotia Canada, (Canada),
3.15%, 12/01/2051	CAD	100	57
3.45%, 06/01/2045	CAD	200	122
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,600	3,313
Reg. S, 0.25%, 12/15/2026	GBP	1,900	2,288
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,750
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,558
5.60%, 06/02/2035	CAD	300	242
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	957
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,747
Reg. S, 0.88%, 05/04/2027	EUR	3,500	3,667
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,049
3.50%, 12/01/2045	CAD	200	124
4.50%, 09/08/2033		610	605
7.30%, 07/22/2026		320	331
Series PD, 7.50%, 09/15/2029		100	113
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	239
PSP Capital, Inc., (Canada), 3.25%, 07/02/2034 (e)	EUR	2,600	2,806
Queensland Treasury Corp., (Australia),
Reg. S, 1.50%, 08/20/2032 (e)	AUD	1,000	499
Reg. S, 1.75%, 08/21/2031 (e)	AUD	2,170	1,149
Reg. S, 1.75%, 07/20/2034 (e)	AUD	2,660	1,253
Reg. S, 2.00%, 08/22/2033 (e)	AUD	70	35
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	336
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,970	1,791
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,000	601
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,029
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	474
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	646
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	2,090	1,296
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	244
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,112
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	487

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.40%, 12/19/2036	EUR	913	813
Reg. S, 0.88%, 05/25/2027	EUR	100	105
Reg. S, 1.88%, 05/25/2032	EUR	100	98
Reg. S, 3.25%, 04/11/2033	EUR	100	107
Reg. S, 3.25%, 05/25/2034	EUR	300	318
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	200
Reg. S, 0.63%, 04/23/2027	EUR	200	208
Reg. S, 2.23%, 07/19/2032	EUR	200	202
Reg. S, 2.90%, 04/30/2031	EUR	100	107
Reg. S, 3.65%, 05/25/2035	EUR	600	654
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	157	154
Region Wallonne Belgium, (Belgium),
Reg. S, 0.25%, 05/03/2026	EUR	300	317
Reg. S, 0.38%, 10/22/2031	EUR	100	90
Reg. S, 0.50%, 06/22/2037	EUR	100	74
Reg. S, 1.05%, 06/22/2040	EUR	100	72
Reg. S, 1.25%, 05/03/2034	EUR	200	179
Reg. S, 1.38%, 04/06/2032	EUR	200	190
Reg. S, 2.88%, 01/14/2038	EUR	600	586
Reg. S, 3.00%, 12/06/2030	EUR	2,000	2,156
Reg. S, 3.25%, 06/22/2033	EUR	400	427
Reg. S, 3.50%, 06/22/2035	EUR	300	320
Reg. S, 3.50%, 03/15/2043	EUR	400	398
Reg. S, 3.75%, 04/22/2039	EUR	400	425
Reg. S, 3.90%, 06/22/2054	EUR	500	502
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	990	985
Reg. S, 0.00%, 02/20/2030 (e)	EUR	1,768	1,690
Reg. S, 0.00%, 02/20/2031 (e)	EUR	6,234	5,764
Reg. S, 0.00%, 10/20/2040 (e)	EUR	1,410	905
Reg. S, 0.25%, 10/20/2036 (e)	EUR	6,030	4,662
Reg. S, 0.50%, 04/20/2027 (e)	EUR	6,550	6,847
Reg. S, 0.50%, 02/20/2029 (e)	EUR	4,699	4,723
Reg. S, 0.70%, 04/20/2071 (e)	EUR	1,781	742
Reg. S, 0.75%, 10/20/2026 (e)	EUR	7,690	8,142
Reg. S, 0.75%, 02/20/2028 (e)	EUR	2,740	2,838
Reg. S, 0.75%, 03/20/2051 (e)	EUR	4,002	2,332
Reg. S, 0.85%, 06/30/2120 (e)	EUR	1,010	385
Reg. S, 0.90%, 02/20/2032 (e)	EUR	3,750	3,570
Reg. S, 1.50%, 02/20/2047 (e)	EUR	3,225	2,439
Reg. S, 1.50%, 11/02/2086 (e)	EUR	1,170	658
Reg. S, 1.85%, 05/23/2049 (e)	EUR	1,530	1,218
Reg. S, 2.00%, 07/15/2026 (e)	EUR	1,900	2,051
Reg. S, 2.10%, 09/20/2117 (e)	EUR	1,656	1,171
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,233
Reg. S, 2.50%, 10/20/2029 (e)	EUR	740	800
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	4,147
Reg. S, 2.90%, 02/20/2033 (e)	EUR	3,790	4,091
Reg. S, 2.90%, 02/20/2034 (e)	EUR	3,470	3,716
Reg. S, 2.95%, 02/20/2035 (e)	EUR	2,030	2,167

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.15%, 06/20/2044 (e)	EUR	2,388	2,462
Reg. S, 3.15%, 10/20/2053 (e)	EUR	1,850	1,858
Reg. S, 3.20%, 07/15/2039 (e)	EUR	1,650	1,752
Reg. S, 3.45%, 10/20/2030 (e)	EUR	4,480	5,048
Reg. S, 3.80%, 01/26/2062 (e)	EUR	1,580	1,797
Reg. S, 4.15%, 03/15/2037 (e)	EUR	3,035	3,573
Reg. S, 4.85%, 03/15/2026 (e)	EUR	461	511
Reg. S, 6.25%, 07/15/2027	EUR	783	921
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	156
Republic of Italy Government International Bond, (Italy),
Reg S. (ICE EURIBOR Swap Rate 30 Year + 0.00%), (Cap N/A, Floor 4.25%), 06/28/2029 (aa)	EUR	1,000	1,131
5.20%, 07/31/2034	EUR	200	237
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,393
Series 5Y, 1.25%, 02/17/2026		2,000	1,946
Series 10Y, 2.88%, 10/17/2029		200	185
Series 30Y, 3.88%, 05/06/2051		1,300	904
Republic of Poland Government Bond, (Poland),
Series 127, Zero Coupon, 01/25/2027	PLN	16,040	3,784
Series 426, Zero Coupon, 04/25/2026	PLN	10,200	2,502
Series 428, 2.75%, 04/25/2028	PLN	28,410	6,851
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,216
Series 432, 1.75%, 04/25/2032	PLN	27,983	5,659
Series 447, 4.00%, 04/25/2047	PLN	1,523	313
Series 527, 3.75%, 05/25/2027	PLN	10,290	2,588
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,219
Series 727, 2.50%, 07/25/2027	PLN	8,450	2,060
Series 728, 7.50%, 07/25/2028	PLN	14,080	3,888
Series 729, 4.75%, 07/25/2029	PLN	12,430	3,144
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,451
Series 1029, 2.75%, 10/25/2029	PLN	15,653	3,640
Series 1030, 1.25%, 10/25/2030	PLN	30,943	6,440
Series 1033, 6.00%, 10/25/2033	PLN	6,530	1,723
Series 1034, 5.00%, 10/25/2034	PLN	9,620	2,354
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.88%, 05/10/2027	EUR	1,900	1,990
Reg. S, 1.13%, 08/07/2026	EUR	1,825	1,940
Reg. S, 1.38%, 10/22/2027	EUR	6,000	6,314
Reg. S, 2.00%, 03/08/2049	EUR	53	38
Reg. S, 2.38%, 01/18/2036	EUR	1,000	949
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,150
Romania Government Bond, (Romania),
Series 4Y, 7.20%, 05/31/2027	RON	4,070	888
Series 5Y, 3.25%, 06/24/2026	RON	11,015	2,299
Series 5Y, 4.25%, 04/28/2036	RON	1,215	203
Series 5Y, 6.30%, 04/25/2029	RON	8,160	1,708
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,328
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,234
Series 7Y, 8.00%, 04/29/2030	RON	8,510	1,897
Series 8Y, 4.15%, 01/26/2028	RON	1,930	388
Series 8Y, 7.35%, 04/28/2031	RON	7,030	1,522

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,120
Series 10Y, 6.70%, 02/25/2032	RON	8,530	1,789
Series 10Y, 8.25%, 09/29/2032	RON	5,080	1,154
Series 11Y, 6.75%, 04/25/2035	RON	4,610	953
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,286
Series 15Y, 4.75%, 10/11/2034	RON	5,340	950
Series 15Y, 7.90%, 02/24/2038	RON	3,710	841
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	1,862
Reg. S, 1.75%, 07/13/2030	EUR	1,000	903
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,207
Reg. S, 2.12%, 07/16/2031	EUR	3,000	2,653
Reg. S, 2.63%, 12/02/2040	EUR	1,000	652
Reg. S, 2.75%, 02/26/2026	EUR	15	16
Reg. S, 2.75%, 04/14/2041	EUR	800	524
Reg. S, 2.88%, 04/13/2042	EUR	1,000	656
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,117
Reg. S, 3.38%, 01/28/2050	EUR	1,265	817
Reg. S, 3.62%, 05/26/2030	EUR	1,875	1,892
Reg. S, 3.75%, 02/07/2034	EUR	6,000	5,379
Reg. S, 3.88%, 10/29/2035	EUR	5,000	4,380
Reg. S, 4.63%, 04/03/2049	EUR	2,000	1,602
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,109
Reg. S, 5.13%, 09/24/2031	EUR	10,000	10,445
Reg. S, 6.00%, 09/24/2044	EUR	5,000	4,878
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,318
Saechsische Aufbaubank-Foerderbank, (Germany), Reg. S, 2.75%, 03/20/2031	EUR	200	215
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	979
5.75%, 01/16/2054 (e)		2,645	2,523
SFIL SA, (France),
Reg. S, 0.00%, 11/23/2028	EUR	200	196
Reg. S, 0.05%, 06/04/2029	EUR	1,800	1,740
Reg. S, 1.50%, 03/05/2032	EUR	500	483
Reg. S, 2.88%, 01/18/2028	EUR	2,100	2,289
Reg. S, 2.88%, 01/22/2031	EUR	400	428
Reg. S, 3.00%, 09/24/2030	EUR	500	542
Reg. S, 3.25%, 11/25/2030	EUR	200	219
Reg. S, 3.25%, 10/05/2032	EUR	200	215
Singapore Government Bond, (Singapore),
1.25%, 11/01/2026	SGD	1,370	1,000
1.63%, 07/01/2031	SGD	1,790	1,258
1.88%, 03/01/2050	SGD	1,083	680
1.88%, 10/01/2051	SGD	1,000	621
2.13%, 06/01/2026	SGD	2,134	1,581
2.38%, 07/01/2039	SGD	2,110	1,501
2.63%, 08/01/2032	SGD	1,400	1,042
2.75%, 04/01/2042	SGD	690	515
2.75%, 03/01/2046	SGD	1,130	839
2.88%, 09/01/2027	SGD	1,230	924
2.88%, 08/01/2028	SGD	2,240	1,688

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
2.88%, 07/01/2029	SGD	150	113
2.88%, 09/01/2030	SGD	2,215	1,674
3.00%, 04/01/2029	SGD	1,720	1,304
Reg. S, 3.00%, 08/01/2072	SGD	740	575
Reg. S, 3.25%, 06/01/2054	SGD	260	213
3.38%, 09/01/2033	SGD	340	267
3.38%, 05/01/2034	SGD	1,650	1,298
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	529
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,200	1,213
Series 231, 0.63%, 05/22/2026	EUR	860	912
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	920	819
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	344
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	724
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	268
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	412
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	672
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,404
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	291
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	151
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	2,090	2,381
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	2,260	2,481
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	600	647
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	2,745	3,024
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,500
Series 251, Reg. S, 3.00%, 11/06/2031	EUR	660	710
Series 252, Reg. S, 3.75%, 02/27/2040	EUR	1,060	1,115
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	524
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	940	867
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	290	285
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	2,470	2,556
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	612	517
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	523
Series RS81, Reg. S, 1.19%, 03/14/2029	EUR	420	434
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	569
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	189
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	224
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	738
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	42
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	856
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	1,510	1,606
Series RS95, Reg. S, 3.50%, 04/14/2055	EUR	360	362
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	1,004
SNCF Reseau, (France),
Reg. S, 0.75%, 05/25/2036	EUR	300	237
Reg. S, 0.88%, 01/22/2029	EUR	200	202
Reg. S, 1.00%, 11/09/2031	EUR	300	283
Reg. S, 1.13%, 05/19/2027	EUR	700	736
Reg. S, 1.13%, 05/25/2030	EUR	500	493
Reg. S, 1.50%, 05/29/2037	EUR	300	251

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.00%, 11/12/2026	CHF	300	347
Reg. S, 2.00%, 02/05/2048	EUR	100	72
Reg. S, 2.25%, 12/20/2047	EUR	400	307
Reg. S, 3.13%, 10/25/2028	EUR	1,800	1,970
Reg. S, 4.25%, 10/07/2026	EUR	600	667
4.70%, 06/01/2035	CAD	100	73
Reg. S, 4.83%, 03/25/2060	GBP	2,000	2,163
Reg. S, 5.00%, 10/10/2033	EUR	2,000	2,407
Reg. S, 5.00%, 03/11/2052	GBP	145	165
Reg. S, 5.25%, 12/07/2028	GBP	300	396
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	2,200	2,015
Reg. S, 0.30%, 11/25/2031	EUR	1,000	900
Reg. S, 0.30%, 09/02/2036	EUR	200	149
Reg. S, 0.70%, 10/15/2060	EUR	300	117
Reg. S, 0.88%, 05/10/2046	EUR	900	546
Reg. S, 1.00%, 11/26/2051	EUR	200	109
Reg. S, 1.13%, 10/22/2028	EUR	700	718
Reg. S, 1.13%, 05/25/2034	EUR	200	177
Reg. S, 1.70%, 05/25/2050	EUR	300	204
Reg. S, 3.38%, 05/25/2045	EUR	700	692
Reg. S, 3.50%, 05/25/2043	EUR	400	405
Reg. S, 3.50%, 06/25/2049	EUR	800	790
Reg. S, 3.70%, 05/25/2053	EUR	1,300	1,303
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	1,500	1,448
Reg. S, 1.00%, 05/25/2040	EUR	100	72
Reg. S, 1.00%, 01/19/2061	EUR	100	41
Reg. S, 1.50%, 02/02/2029	EUR	800	824
Reg. S, 3.13%, 05/25/2034	EUR	700	734
Reg. S, 3.38%, 05/25/2033	EUR	1,000	1,080
Reg. S, 5.38%, 03/18/2027	GBP	400	522
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	670	345
Reg. S, 1.75%, 05/24/2034	AUD	1,000	475
Reg. S, 2.00%, 05/23/2036	AUD	89	40
Reg. S, 2.75%, 05/24/2030	AUD	500	291
Reg. S, 4.00%, 05/24/2029	AUD	1,000	623
Reg. S, 4.50%, 05/23/2031	AUD	400	250
Reg. S, 4.75%, 05/24/2038	AUD	400	234
Spain Government Bond, (Spain),
0.00%, 01/31/2026	EUR	3,200	3,398
0.00%, 01/31/2027	EUR	9,890	10,286
Reg. S, 0.00%, 01/31/2028 (e)	EUR	8,258	8,373
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	8,981
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	6,282
Reg. S, 0.50%, 10/31/2031 (e)	EUR	5,188	4,811
Reg. S, 0.60%, 10/31/2029 (e)	EUR	9,720	9,608
Reg. S, 0.70%, 04/30/2032 (e)	EUR	8,690	8,048
Reg. S, 0.80%, 07/30/2027 (e)	EUR	5,661	5,929
0.80%, 07/30/2029	EUR	8,100	8,131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.85%, 07/30/2037 (e)	EUR	4,833	3,818
Reg. S, 1.00%, 07/30/2042 (e)	EUR	4,893	3,417
Reg. S, 1.00%, 10/31/2050 (e)	EUR	7,030	4,013
Reg. S, 1.20%, 10/31/2040 (e)	EUR	6,061	4,584
Reg. S, 1.25%, 10/31/2030 (e)	EUR	8,828	8,814
Reg. S, 1.30%, 10/31/2026 (e)	EUR	14,891	15,907
Reg. S, 1.40%, 04/30/2028 (e)	EUR	11,036	11,613
Reg. S, 1.40%, 07/30/2028 (e)	EUR	13,911	14,572
Reg. S, 1.45%, 10/31/2027 (e)	EUR	4,440	4,709
Reg. S, 1.45%, 04/30/2029 (e)	EUR	7,070	7,336
Reg. S, 1.45%, 10/31/2071 (e)	EUR	2,589	1,277
Reg. S, 1.50%, 04/30/2027 (e)	EUR	5,615	5,993
Reg. S, 1.85%, 07/30/2035 (e)	EUR	10,063	9,463
Reg. S, 1.90%, 10/31/2052 (e)	EUR	7,442	5,197
Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,228	2,405
Reg. S, 1.95%, 07/30/2030 (e)	EUR	11,374	11,842
Reg. S, 2.15%, 10/31/2025 (e)	EUR	2,505	2,708
Reg. S, 2.35%, 07/30/2033 (e)	EUR	6,401	6,525
2.50%, 05/31/2027	EUR	8,130	8,847
Reg. S, 2.55%, 10/31/2032 (e)	EUR	3,290	3,442
2.70%, 01/31/2030	EUR	1,410	1,527
2.80%, 05/31/2026	EUR	5,540	6,035
Reg. S, 2.90%, 10/31/2046 (e)	EUR	6,063	5,588
3.10%, 07/30/2031	EUR	3,725	4,078
Reg. S, 3.15%, 04/30/2033 (e)	EUR	4,930	5,345
Reg. S, 3.15%, 04/30/2035 (e)	EUR	4,600	4,888
Reg. S, 3.25%, 04/30/2034 (e)	EUR	10,700	11,565
Reg. S, 3.45%, 10/31/2034 (e)	EUR	4,860	5,310
Reg. S, 3.45%, 07/30/2043 (e)	EUR	4,333	4,407
Reg. S, 3.45%, 07/30/2066 (e)	EUR	4,740	4,424
3.50%, 05/31/2029	EUR	7,550	8,469
Reg. S, 3.50%, 01/31/2041 (e)	EUR	560	583
Reg. S, 3.55%, 10/31/2033 (e)	EUR	7,755	8,614
Reg. S, 3.90%, 07/30/2039 (e)	EUR	8,100	8,935
Reg. S, 4.00%, 10/31/2054 (e)	EUR	2,790	2,954
Reg. S, 4.20%, 01/31/2037 (e)	EUR	9,553	11,013
Reg. S, 4.70%, 07/30/2041 (e)	EUR	6,884	8,253
Reg. S, 4.90%, 07/30/2040 (e)	EUR	3,809	4,661
Reg. S, 5.15%, 10/31/2028 (e)	EUR	3,906	4,612
Reg. S, 5.15%, 10/31/2044 (e)	EUR	4,751	6,013
5.75%, 07/30/2032	EUR	8,866	11,316
Reg. S, 5.90%, 07/30/2026 (e)	EUR	2,800	3,178
6.00%, 01/31/2029	EUR	2,430	2,965
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	5,761	5,040
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	140
Reg. S, 0.50%, 11/21/2039	EUR	180	131
Reg. S, 1.13%, 07/04/2033	EUR	200	188
Reg. S, 1.45%, 11/26/2038	EUR	530	454
Reg. S, 2.50%, 01/25/2029	EUR	400	432
2.50%, 12/03/2030	EUR	1,000	1,067

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.88%, 05/23/2034	EUR	500	535
Reg. S, 3.00%, 02/27/2032	EUR	200	218
3.00%, 07/20/2033	EUR	200	217
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	37
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	159
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	16
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	16
Series 241, Reg. S, 0.13%, 04/29/2030	EUR	100	95
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	205
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	635
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	95
Series 265, Reg. S, 0.15%, 10/24/2031	EUR	200	182
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	1,140	1,239
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	1,310	1,412
Series 276, Reg. S, 2.88%, 07/18/2031	EUR	700	761
Series 277, Reg. S, 2.50%, 11/20/2029	EUR	200	215
Series 278, Reg. S, 2.75%, 01/28/2033	EUR	200	214
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	367
Reg. S, 1.75%, 07/05/2027	EUR	100	107
2.50%, 10/01/2031	EUR	200	213
Reg. S, 2.63%, 09/10/2027	EUR	760	827
Reg. S, 2.63%, 08/25/2034	EUR	420	439
Reg. S, 2.75%, 01/10/2034	EUR	200	212
Reg. S, 2.88%, 03/12/2029	EUR	500	547
Reg. S, 3.13%, 03/10/2039	EUR	340	361
Reg. S, 3.25%, 10/05/2028	EUR	980	1,086
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	234
Series 1905, Reg. S, 0.00%, 09/10/2029	EUR	830	800
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	940
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	465
Series 2104, Reg. S, 0.00%, 07/19/2028	EUR	200	200
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,188
Series 2501, Reg. S, 2.75%, 01/12/2032	EUR	800	862
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	233
3.13%, 10/30/2036	EUR	100	106
Reg. S, 3.63%, 10/04/2033	EUR	300	336
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,960	2,032
Reg. S, 0.01%, 01/10/2031	EUR	779	722
Reg. S, 0.05%, 03/09/2035	EUR	477	384
Reg. S, 0.13%, 01/09/2032	EUR	560	506
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,483
Reg. S, 1.50%, 10/17/2029	EUR	200	206
Reg. S, 2.50%, 01/09/2030	EUR	300	322
Reg. S, 2.63%, 03/18/2032	EUR	500	533
Reg. S, 2.75%, 02/17/2031	EUR	700	757
Reg. S, 2.75%, 08/04/2033	EUR	100	107
Reg. S, 2.75%, 02/24/2034	EUR	200	212

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.75%, 01/09/2035	EUR	500	528
Series 879, Reg. S, 0.75%, 02/15/2028	EUR	400	413
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	1,320	1,349
Series 889, Reg. S, 0.00%, 07/10/2026	EUR	500	526
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	749	702
Series 908, Reg. S, 0.25%, 04/09/2029	EUR	700	690
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	200	210
State of Mecklenburg-Western Pomerania, (Germany),
2.55%, 01/12/2032	EUR	200	213
Reg. S, 2.95%, 06/05/2034	EUR	100	108
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	661	650
Reg. S, 0.00%, 11/26/2029	EUR	400	383
Reg. S, 0.13%, 06/04/2031	EUR	2,300	2,117
Reg. S, 0.20%, 03/31/2027	EUR	686	712
Reg. S, 0.20%, 04/09/2030	EUR	2,474	2,366
Reg. S, 0.20%, 01/27/2051	EUR	270	127
Reg. S, 0.38%, 09/02/2050	EUR	385	194
Reg. S, 0.50%, 11/25/2039	EUR	110	80
Reg. S, 0.60%, 06/04/2041	EUR	300	211
Reg. S, 0.75%, 08/16/2041	EUR	360	259
Reg. S, 0.80%, 07/30/2049	EUR	100	60
Reg. S, 0.90%, 11/15/2028	EUR	600	613
Reg. S, 0.95%, 03/13/2028	EUR	144	149
Reg. S, 0.95%, 01/10/2121	EUR	945	340
Reg. S, 1.00%, 10/16/2046	EUR	1,360	910
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,243
Reg. S, 1.38%, 01/15/2120	EUR	1,044	477
Reg. S, 1.45%, 02/16/2043	EUR	100	79
Reg. S, 1.45%, 01/19/2122	EUR	500	239
Reg. S, 1.63%, 10/24/2030	EUR	1,000	1,021
Reg. S, 1.65%, 02/22/2038	EUR	480	433
Reg. S, 1.65%, 05/16/2047	EUR	220	169
Reg. S, 1.75%, 10/26/2057	EUR	172	119
Reg. S, 1.75%, 07/11/2068	EUR	104	67
Reg. S, 1.95%, 09/26/2078	EUR	254	167
Reg. S, 2.00%, 06/15/2032	EUR	450	459
Reg. S, 2.15%, 03/21/2119	EUR	376	251
Reg. S, 2.50%, 10/15/2029	EUR	550	592
Reg. S, 2.65%, 01/15/2030	EUR	700	757
Reg. S, 2.70%, 09/05/2034	EUR	300	316
Reg. S, 2.75%, 01/15/2032	EUR	930	1,001
Reg. S, 2.90%, 06/07/2033	EUR	1,690	1,819
Reg. S, 2.90%, 01/15/2053	EUR	390	370
Reg. S, 3.00%, 01/27/2028	EUR	400	440
Reg. S, 3.00%, 06/06/2029	EUR	800	880
Reg. S, 3.00%, 03/20/2054	EUR	600	581
Reg. S, 3.38%, 10/31/2028	EUR	500	557
Reg. S, 3.40%, 03/07/2073	EUR	2,410	2,470
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,454	1,135
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	221
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,089

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	980	1,041
Series 1416, Reg. S, 0.63%, 07/21/2031	EUR	1,000	947
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	2,800	2,082
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	505
Reg. S, 0.01%, 01/21/2031	EUR	410	379
Reg. S, 0.38%, 01/26/2027	EUR	220	230
Reg. S, 0.38%, 03/10/2051	EUR	200	100
Reg. S, 0.75%, 02/23/2032	EUR	490	462
Reg. S, 2.75%, 02/23/2028	EUR	300	327
Reg. S, 2.75%, 07/25/2031	EUR	400	432
Reg. S, 3.00%, 05/02/2034	EUR	750	811
Series 117, Reg. S, 0.05%, 01/23/2030	EUR	900	860
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	45
2.75%, 01/18/2030	EUR	300	326
2.75%, 04/10/2031	EUR	200	216
Reg. S, 3.00%, 01/19/2035	EUR	275	296
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	258
0.35%, 02/09/2032	EUR	600	550
Reg. S, 0.50%, 03/24/2051	EUR	123	65
2.45%, 02/13/2030	EUR	700	751
2.85%, 01/29/2035	EUR	400	425
3.15%, 02/06/2054	EUR	150	150
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	202
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	650	704
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.01%, 05/22/2030	EUR	200	189
Reg. S, 0.05%, 07/08/2031	EUR	400	365
Reg. S, 0.13%, 06/12/2029	EUR	331	323
Reg. S, 0.38%, 02/08/2027	EUR	310	324
Reg. S, 0.50%, 03/22/2029	EUR	440	439
Reg. S, 0.63%, 08/31/2028	EUR	140	142
Reg. S, 1.38%, 07/14/2027	EUR	200	212
Reg. S, 2.38%, 09/22/2032	EUR	430	449
Reg. S, 2.88%, 06/25/2029	EUR	400	438
Reg. S, 2.88%, 05/30/2034	EUR	500	535
Reg. S, 3.00%, 08/16/2033	EUR	400	435
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	418
Reg. S, 0.00%, 04/28/2030	EUR	150	142
Reg. S, 0.00%, 03/24/2031	EUR	103	95
Reg. S, 0.00%, 09/14/2032	EUR	400	350
Reg. S, 1.38%, 05/25/2029	EUR	380	392
Reg. S, 1.75%, 05/25/2042	EUR	710	598
Reg. S, 2.63%, 10/23/2034	EUR	480	503
Reg. S, 2.88%, 03/01/2034	EUR	910	979
Reg. S, 3.25%, 03/02/2043	EUR	100	104
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	185
Svensk Exportkredit AB, (Sweden),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Zero Coupon, 05/11/2037		224	123
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,071
Reg. S, 2.75%, 02/23/2028	EUR	395	429
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	12,460	1,341
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	899
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	31,600	3,085
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	64,815	6,157
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	46,490	4,303
Series 1062, Reg. S, 0.13%, 05/12/2031	SEK	14,255	1,234
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	295
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	33
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	24,580	2,292
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	9,570	919
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 09/09/2030	SEK	17,590	1,548
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	270	302
Reg. S, 0.00%, 06/26/2034	CHF	4,839	5,223
Reg. S, 0.00%, 07/24/2039	CHF	3,329	3,415
Reg. S, 0.50%, 05/27/2030	CHF	3,140	3,584
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,376
Reg. S, 0.50%, 06/28/2045	CHF	2,330	2,537
Reg. S, 0.50%, 05/24/2055	CHF	1,172	1,260
Reg. S, 0.50%, 05/30/2058	CHF	690	741
Reg. S, 0.88%, 05/22/2047	CHF	300	351
Reg. S, 1.25%, 06/27/2037	CHF	680	825
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,451
Reg. S, 2.00%, 06/25/2064	CHF	611	999
Reg. S, 2.25%, 06/22/2031	CHF	752	948
Reg. S, 4.00%, 04/08/2028	CHF	663	835
Reg. S, 4.00%, 01/06/2049	CHF	460	892
Tasmanian Public Finance Corp., (Australia),
Reg. S, 4.00%, 01/20/2034	AUD	1,000	577
4.75%, 01/25/2035	AUD	400	241
Thailand Government Bond, (Thailand),
1.00%, 06/17/2027	THB	40,000	1,161
1.59%, 12/17/2035	THB	1,400	40
1.60%, 12/17/2029	THB	123,830	3,612
2.00%, 12/17/2031	THB	79,200	2,354
2.00%, 06/17/2042	THB	46,000	1,276
2.13%, 12/17/2026	THB	3,024	90
2.35%, 06/17/2026	THB	70,000	2,080
2.40%, 11/17/2027	THB	69,660	2,089
2.40%, 03/17/2029	THB	37,000	1,114
2.65%, 06/17/2028	THB	94,700	2,873
2.80%, 06/17/2034	THB	120,910	3,801
2.88%, 06/17/2046	THB	1,430	44
3.14%, 06/17/2047	THB	52,160	1,651
3.39%, 06/17/2037	THB	93,500	3,118
3.40%, 06/17/2036	THB	4,000	133
3.45%, 06/17/2043	THB	66,630	2,229
3.65%, 06/20/2031	THB	3,480	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
4.00%, 06/17/2055	THB	49,190	1,815
4.00%, 06/17/2066	THB	26,620	977
4.00%, 06/17/2072	THB	40,000	1,507
Series THAI, 2.75%, 06/17/2052	THB	740	22
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	989
Treasury Corp. of Victoria, (Australia),
1.25%, 11/19/2027	AUD	2,370	1,384
Reg. S, 1.50%, 11/20/2030	AUD	1,400	749
Reg. S, 1.50%, 09/10/2031	AUD	2,000	1,036
Reg. S, 2.25%, 09/15/2033	AUD	1,730	880
2.25%, 11/20/2034	AUD	1,100	536
2.25%, 11/20/2041	AUD	2,500	990
Reg. S, 2.50%, 10/22/2029	AUD	200	116
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,048
4.25%, 12/20/2032	AUD	2,790	1,684
Reg. S, 4.75%, 09/15/2036	AUD	1,500	890
Reg. S, 5.25%, 09/15/2038	AUD	1,920	1,172
5.50%, 11/17/2026	AUD	1,880	1,206
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	94
Reg. S, 0.00%, 11/19/2030	EUR	1,200	1,103
Reg. S, 0.01%, 05/25/2031	EUR	1,300	1,175
Reg. S, 0.10%, 11/25/2026	EUR	600	627
Reg. S, 0.10%, 05/25/2034	EUR	100	81
Reg. S, 0.25%, 11/25/2029	EUR	2,000	1,929
Reg. S, 0.25%, 07/16/2035	EUR	1,700	1,340
Reg. S, 0.50%, 03/20/2029	EUR	1,600	1,592
Reg. S, 0.50%, 05/25/2036	EUR	500	390
Reg. S, 0.88%, 05/25/2028	EUR	1,400	1,440
Reg. S, 1.25%, 03/28/2027	EUR	1,000	1,060
Reg. S, 1.25%, 10/21/2027	EUR	200	210
Reg. S, 1.25%, 05/25/2033	EUR	700	652
Reg. S, 1.50%, 04/20/2032	EUR	200	195
Reg. S, 1.75%, 11/25/2032	EUR	600	588
Reg. S, 3.13%, 11/25/2034	EUR	400	423
Reg. S, 3.38%, 11/25/2033	EUR	600	652
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2028	GBP	10,407	12,090
Reg. S, 0.25%, 07/31/2031	GBP	14,206	14,332
Reg. S, 0.38%, 10/22/2026	GBP	14,747	18,030
Reg. S, 0.38%, 10/22/2030	GBP	10,719	11,270
Reg. S, 0.50%, 01/31/2029	GBP	9,330	10,541
Reg. S, 0.50%, 10/22/2061	GBP	16,442	5,843
Reg. S, 0.63%, 07/31/2035	GBP	24,494	21,253
Reg. S, 0.63%, 10/22/2050	GBP	23,256	11,034
Reg. S, 0.88%, 10/22/2029	GBP	12,250	13,740
Reg. S, 0.88%, 07/31/2033	GBP	7,491	7,247
Reg. S, 0.88%, 01/31/2046	GBP	18,739	11,062
Reg. S, 1.00%, 01/31/2032	GBP	11,852	12,303
Reg. S, 1.13%, 01/31/2039	GBP	18,606	14,994
Reg. S, 1.13%, 10/22/2073	GBP	8,107	3,495
Reg. S, 1.25%, 07/22/2027	GBP	13,571	16,478

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.25%, 10/22/2041	GBP	23,941	17,891
Reg. S, 1.25%, 07/31/2051	GBP	16,256	9,179
Reg. S, 1.50%, 07/22/2026	GBP	12,951	16,189
Reg. S, 1.50%, 07/22/2047	GBP	15,405	10,266
Reg. S, 1.50%, 07/31/2053	GBP	15,887	9,315
Reg. S, 1.63%, 10/22/2028	GBP	10,905	12,974
Reg. S, 1.63%, 10/22/2054	GBP	19,691	11,823
Reg. S, 1.63%, 10/22/2071	GBP	17,030	9,033
Reg. S, 1.75%, 09/07/2037	GBP	24,750	22,904
Reg. S, 1.75%, 01/22/2049	GBP	23,579	16,228
Reg. S, 1.75%, 07/22/2057	GBP	26,084	15,815
Reg. S, 2.50%, 07/22/2065	GBP	13,802	9,886
Reg. S, 3.25%, 01/31/2033	GBP	7,920	9,389
Reg. S, 3.25%, 01/22/2044	GBP	20,180	20,022
Reg. S, 3.50%, 01/22/2045	GBP	22,065	22,531
Reg. S, 3.50%, 07/22/2068	GBP	14,642	13,566
Reg. S, 3.75%, 03/07/2027	GBP	5,950	7,624
Reg. S, 3.75%, 01/29/2038	GBP	20,270	23,412
Reg. S, 3.75%, 07/22/2052	GBP	19,427	19,612
Reg. S, 3.75%, 10/22/2053	GBP	18,016	18,040
Reg. S, 4.00%, 10/22/2031	GBP	9,110	11,508
Reg. S, 4.00%, 01/22/2060	GBP	17,508	18,183
Reg. S, 4.00%, 10/22/2063	GBP	11,465	11,827
Reg. S, 4.13%, 01/29/2027	GBP	10,220	13,185
Reg. S, 4.13%, 07/22/2029	GBP	11,770	15,149
Reg. S, 4.25%, 12/07/2027	GBP	8,680	11,281
Reg. S, 4.25%, 06/07/2032	GBP	9,750	12,496
Reg. S, 4.25%, 07/31/2034	GBP	7,585	9,523
Reg. S, 4.25%, 03/07/2036	GBP	19,556	24,204
Reg. S, 4.25%, 09/07/2039	GBP	18,937	22,655
Reg. S, 4.25%, 12/07/2040	GBP	20,045	23,687
Reg. S, 4.25%, 12/07/2046	GBP	22,618	25,496
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	14,813	16,470
Reg. S, 4.25%, 12/07/2055	GBP	16,809	18,365
Reg. S, 4.38%, 03/07/2028	GBP	4,660	6,046
Reg. S, 4.38%, 01/31/2040	GBP	11,760	14,196
Reg. S, 4.38%, 07/31/2054	GBP	20,486	22,896
Reg. S, 4.50%, 06/07/2028	GBP	10,970	14,308
Reg. S, 4.50%, 09/07/2034	GBP	13,760	17,640
Reg. S, 4.50%, 03/07/2035	GBP	4,960	6,315
Reg. S, 4.50%, 12/07/2042	GBP	12,765	15,291
Reg. S, 4.63%, 01/31/2034	GBP	10,445	13,521
Reg. S, 4.75%, 12/07/2030	GBP	13,486	17,876
Reg. S, 4.75%, 12/07/2038	GBP	21,193	26,934
Reg. S, 4.75%, 10/22/2043	GBP	21,352	26,186
Reg. S, 6.00%, 12/07/2028	GBP	912	1,256
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	24
United States International Development Finance Corp.,
3.25%, 10/15/2030		639	619
3.37%, 10/05/2034		79	74
Series 1, 1.11%, 05/15/2029		653	609

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2, 0.80%, 05/15/2029		325	301
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	65
Reg. S, 1.38%, 11/20/2034	EUR	300	264
Reg. S, 1.63%, 02/02/2033	EUR	200	189
Reg. S, 1.75%, 05/25/2031	EUR	200	199
3.02%, 10/25/2029	EUR	400	429
Reg. S, 3.50%, 02/05/2036	EUR	200	214
Reg. S, 3.50%, 02/02/2044	EUR	100	100
Reg. S, 3.75%, 06/22/2048	EUR	300	308
3.88%, 12/29/2025	EUR	600	655
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	780	422
Reg. S, 2.25%, 07/23/2041	AUD	50	21
Reg. S, 4.25%, 07/20/2033	AUD	1,000	605
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	613
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	670	397
Xunta de Galicia, (Spain),
Reg. S, 0.27%, 07/30/2028	EUR	300	300
Reg. S, 1.45%, 04/30/2029	EUR	200	206
Reg. S, 3.30%, 04/30/2031	EUR	300	329

Total Foreign Government Securities (Cost $7,733,224)			7,575,799

Mortgage-Backed Securities — 13.3%
FHLMC Gold Pool,
3.00%, 10/01/2046		153	133
3.50%, 12/01/2044		383	351
3.50%, 06/01/2045		776	707
3.50%, 05/01/2046		120	110
3.50%, 10/01/2046		165	149
FHLMC Gold Pool, Single Family, 15 years,
3.00%, 10/01/2026		19	18
3.00%, 11/01/2026		96	95
3.00%, 01/01/2027		538	531
3.00%, 05/01/2029		2,520	2,476
3.00%, 02/01/2032		259	251
3.00%, 04/01/2032		1,337	1,291
3.00%, 05/01/2032		909	879
3.00%, 07/01/2032		492	475
3.00%, 10/01/2032		513	496
3.00%, 11/01/2032		903	872
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046		15	14
3.00%, 12/01/2046		25	22
4.00%, 08/01/2040		207	199
4.00%, 10/01/2040		1,913	1,842
4.00%, 11/01/2040		481	463
4.00%, 11/01/2047		1,453	1,375
4.00%, 01/01/2048		31	29
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.89%, 01/01/2050 (aa)		41	40

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FHLMC Pool,
2.22%, 07/01/2036	1,326	1,056
3.05%, 03/01/2032	885	803
3.50%, 02/01/2043	43	40
3.50%, 02/01/2044	69	63
6.00%, 08/01/2035	48	48
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	301	265
1.50%, 03/01/2036	461	405
1.50%, 02/01/2037	674	591
1.50%, 03/01/2037	699	613
2.00%, 12/01/2035	587	534
2.00%, 02/01/2036	3,949	3,587
2.00%, 03/01/2036	336	305
2.00%, 05/01/2036	2,309	2,096
2.00%, 08/01/2036	985	893
2.00%, 10/01/2036	518	469
2.00%, 11/01/2036	2,939	2,665
2.00%, 12/01/2036	293	266
2.00%, 01/01/2037	3,544	3,217
2.00%, 04/01/2037	1,357	1,225
2.00%, 05/01/2037	840	759
2.00%, 06/01/2037	1,622	1,465
2.00%, 07/01/2038	757	684
2.50%, 07/01/2032	1,413	1,352
2.50%, 10/01/2035	6,701	6,224
2.50%, 07/01/2036	1,033	957
2.50%, 04/01/2037	123	113
2.50%, 05/01/2037	310	286
2.50%, 11/01/2037	1,922	1,776
3.00%, 04/01/2028	17	17
3.00%, 10/01/2028	678	664
3.00%, 04/01/2029	17	17
3.00%, 05/01/2030	3	3
3.00%, 06/01/2030	371	362
3.00%, 11/01/2030	71	69
3.00%, 11/01/2031	19	18
3.00%, 11/01/2032	78	75
3.00%, 01/01/2033	37	36
3.00%, 04/01/2037	311	294
3.00%, 07/01/2038	612	578
3.50%, 11/01/2025	45	44
3.50%, 09/01/2033	208	204
3.50%, 02/01/2034	506	494
3.50%, 05/01/2035	449	434
4.00%, 07/01/2025	1	1
4.00%, 05/01/2026	3	3
4.00%, 07/01/2029	48	48
4.00%, 11/01/2033	4	4
4.00%, 01/01/2034	11	11
4.00%, 08/01/2037	115	112

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 02/01/2038	117	114
4.00%, 12/01/2039	1,118	1,089
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	315	284
3.00%, 08/01/2042	111	100
3.50%, 06/01/2039	215	204
3.50%, 07/01/2039	122	116
3.50%, 08/01/2039	483	456
3.50%, 09/01/2039	301	284
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	21	16
1.50%, 04/01/2051	42	32
1.50%, 05/01/2051	4,982	3,763
1.50%, 07/01/2051	834	629
2.00%, 09/01/2050	639	512
2.00%, 10/01/2050	3,980	3,191
2.00%, 02/01/2051	3,581	2,869
2.00%, 03/01/2051	2,593	2,084
2.00%, 05/01/2051	10,242	8,159
2.00%, 06/01/2051	1,212	970
2.00%, 07/01/2051	1,239	996
2.00%, 10/01/2051	1,586	1,277
2.00%, 11/01/2051	5,150	4,139
2.00%, 12/01/2051	4,062	3,241
2.00%, 01/01/2052	440	351
2.00%, 02/01/2052	1,981	1,574
2.00%, 03/01/2052	5,022	3,994
2.00%, 04/01/2052	4,865	3,876
2.00%, 08/01/2052	806	641
2.50%, 11/01/2050	20,637	17,240
2.50%, 12/01/2050	710	595
2.50%, 02/01/2051	11,202	9,374
2.50%, 04/01/2051	372	309
2.50%, 08/01/2051	13,450	11,331
2.50%, 11/01/2051	693	584
2.50%, 02/01/2052	7,682	6,397
2.50%, 03/01/2052	1,561	1,306
2.50%, 04/01/2052	189	158
3.00%, 02/01/2049	1,899	1,689
3.00%, 11/01/2049	1,324	1,168
3.00%, 05/01/2050	3,079	2,723
3.00%, 07/01/2050	1,579	1,371
3.00%, 08/01/2050	3,407	3,003
3.00%, 10/01/2050	697	611
3.00%, 12/01/2050	230	202
3.00%, 06/01/2051	2,866	2,491
3.00%, 07/01/2051	5,348	4,688
3.00%, 11/01/2051	1,712	1,492
3.00%, 12/01/2051	3,450	2,993
3.00%, 02/01/2052	908	786
3.00%, 03/01/2052	2,614	2,269

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 04/01/2052	4,240	3,694
3.00%, 05/01/2052	1,651	1,431
3.00%, 07/01/2052	618	536
3.50%, 03/01/2042	2	1
3.50%, 09/01/2042	1,939	1,806
3.50%, 07/01/2043	2	1
3.50%, 11/01/2047	285	260
3.50%, 02/01/2048	1,489	1,358
3.50%, 03/01/2048	250	230
3.50%, 05/01/2048	3,284	3,003
3.50%, 06/01/2048	3	3
3.50%, 01/01/2049	35	32
3.50%, 02/01/2049	454	417
3.50%, 09/01/2049	1,892	1,723
3.50%, 10/01/2049	1,769	1,611
3.50%, 04/01/2050	2,534	2,318
3.50%, 09/01/2052	1,149	1,036
4.00%, 05/01/2045	3,818	3,628
4.00%, 10/01/2048	2,344	2,206
4.00%, 04/01/2049	1,908	1,796
4.00%, 09/01/2049	1,221	1,155
4.00%, 05/01/2050	890	835
4.00%, 08/01/2050	908	854
4.00%, 09/01/2050	7,974	7,502
4.00%, 04/01/2052	52	49
4.00%, 06/01/2052	858	801
4.00%, 07/01/2052	847	790
4.00%, 08/01/2052	1,545	1,442
4.00%, 09/01/2052	507	472
4.00%, 10/01/2052	513	483
4.00%, 02/01/2053	415	391
4.50%, 12/01/2047	152	148
4.50%, 04/01/2048	282	276
4.50%, 08/01/2048	18	17
4.50%, 09/01/2048	594	578
4.50%, 08/01/2049	1,113	1,082
4.50%, 09/01/2050	775	752
4.50%, 10/01/2050	3,104	2,991
4.50%, 07/01/2052	187	179
4.50%, 08/01/2052	456	437
4.50%, 12/01/2052	1,569	1,520
4.50%, 08/01/2053	90	87
5.00%, 12/01/2049	331	331
5.00%, 08/01/2052	225	221
5.00%, 09/01/2052	534	528
5.00%, 10/01/2052	259	255
5.00%, 11/01/2052	219	216
5.00%, 01/01/2053	3,800	3,750
5.00%, 04/01/2053	1,221	1,199
5.00%, 06/01/2053	177	174
5.00%, 04/01/2054	1,245	1,224

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
5.00%, 05/01/2054	505	495
5.00%, 10/01/2054	4,699	4,619
5.50%, 11/01/2052	699	702
5.50%, 12/01/2052	1,079	1,088
5.50%, 01/01/2053	774	780
5.50%, 02/01/2053	513	518
5.50%, 03/01/2053	494	496
5.50%, 04/01/2053	364	365
5.50%, 05/01/2053	1,787	1,790
5.50%, 06/01/2053	100	100
5.50%, 09/01/2053	4,091	4,086
5.50%, 03/01/2054	2,426	2,426
5.50%, 05/01/2054	3,734	3,753
5.50%, 07/01/2054	324	324
5.50%, 08/01/2054	463	468
5.50%, 09/01/2054	479	484
5.50%, 11/01/2054	1,988	2,000
5.50%, 12/01/2054	1,417	1,420
5.50%, 01/01/2055	942	943
5.50%, 03/01/2055	4,168	4,185
6.00%, 06/01/2053	298	306
6.00%, 08/01/2053	2,592	2,662
6.00%, 09/01/2053	787	804
6.00%, 02/01/2054	435	446
6.00%, 04/01/2054	343	351
6.00%, 05/01/2054	4,097	4,196
6.00%, 07/01/2054	1,104	1,129
6.00%, 08/01/2054	976	997
6.00%, 09/01/2054	3,016	3,101
6.00%, 11/01/2054	1,142	1,168
6.00%, 12/01/2054	892	910
6.00%, 01/01/2055	2,781	2,829
6.00%, 02/01/2055	5,611	5,704
6.50%, 09/01/2053	682	706
6.50%, 10/01/2053	441	459
6.50%, 11/01/2053	199	206
6.50%, 12/01/2053	1,034	1,072
6.50%, 01/01/2054	1,417	1,479
6.50%, 02/01/2054	667	691
6.50%, 05/01/2054	669	700
6.50%, 09/01/2054	1,247	1,302
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 04/01/2040 (w)	1,241	1,088
TBA, 2.00%, 04/01/2040 (w)	2,925	2,639
TBA, 2.50%, 04/16/2040 (w)	1,950	1,801
TBA, 3.00%, 03/01/2055 (w)	2,650	2,503
TBA, 3.50%, 04/01/2040 (w)	3,450	3,316
TBA, 4.00%, 04/01/2040 (w)	1,825	1,776
TBA, 4.50%, 04/01/2040 (w)	6,800	6,731
TBA, 5.50%, 04/01/2040 (w)	3,000	3,046
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 04/01/2055 (w)	7,300	5,502

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
TBA, 2.00%, 04/01/2055 (w)	8,950	7,104
5.00%, 10/01/2054	4,699	4,619
TBA, 2.00%, 05/01/2055 (w)	92,000	73,024
TBA, 2.50%, 04/01/2055 (w)	4,575	3,796
TBA, 3.00%, 04/01/2055 (w)	7,728	6,690
TBA, 3.50%, 04/01/2055 (w)	71,104	64,051
TBA, 3.50%, 05/01/2055 (w)	27,500	24,756
TBA, 4.00%, 04/01/2055 (w)	7,700	7,168
TBA, 4.00%, 05/01/2055 (w)	24,200	22,493
TBA, 4.50%, 04/01/2055 (w)	6,793	6,491
TBA, 4.50%, 05/01/2055 (w)	14,800	14,136
TBA, 5.00%, 04/01/2042 (w)	22,379	21,904
TBA, 5.00%, 05/01/2055 (w)	22,000	21,515
TBA, 5.50%, 04/01/2055 (w)	6,568	6,554
TBA, 5.50%, 05/01/2055 (w)	20,400	20,338
TBA, 6.00%, 04/01/2055 (w)	5,500	5,581
TBA, 6.00%, 06/01/2055 (w)	166,200	168,308
TBA, 6.50%, 04/01/2055 (w)	19,175	19,766
TBA, 6.50%, 05/01/2055 (w)	10,000	10,299
TBA, 7.00%, 05/01/2055 (w)	4,300	4,493
FNMA Pool,
1.41%, 01/01/2031	5,000	4,216
2.00%, 11/01/2027	174	170
2.32%, 01/01/2026	2,023	1,987
2.92%, 10/01/2025 (z)	6,603	6,565
3.00%, 12/01/2042	215	191
3.00%, 06/01/2043	929	809
3.00%, 05/01/2045	289	251
3.00%, 07/01/2045	31	27
3.00%, 11/01/2046	28	24
3.00%, 03/01/2060	14,840	12,781
3.01%, 04/01/2032	3,997	3,648
3.02%, 03/01/2028	400	386
3.15%, 03/01/2026	3,900	3,849
3.29%, 04/01/2027	2,600	2,549
3.29%, 03/01/2028	1,400	1,361
3.43%, 05/01/2028	500	487
3.44%, 01/01/2037	305	278
3.50%, 09/01/2027	53	52
3.50%, 12/01/2028	34	33
3.50%, 08/01/2032	42	40
3.50%, 12/01/2042	126	118
3.50%, 04/01/2043	179	166
3.50%, 11/01/2043	88	82
3.50%, 02/01/2045	216	201
3.50%, 02/01/2048	667	605
3.50%, 09/01/2048	70	63
3.50%, 07/01/2049	274	247
3.59%, 12/01/2025	3,900	3,868
4.00%, 04/01/2041	97	94
4.00%, 08/01/2046	84	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 02/01/2056	2,030	1,914
4.00%, 01/01/2057	1,615	1,507
4.13%, 08/01/2031	2,279	2,231
4.13%, 10/01/2029	10,000	9,871
4.14%, 04/01/2028	521	520
4.25%, 01/01/2033	3,790	3,716
4.30%, 12/01/2029	5,212	5,186
4.39%, 04/01/2033	552	544
4.49%, 11/01/2029	7,000	7,020
4.50%, 06/01/2030	100	100
4.53%, 09/01/2029 (z)	7,700	7,754
4.55%, 05/01/2028	100	101
4.59%, 06/01/2033	1,173	1,172
4.62%, 08/01/2031	199	200
4.64%, 09/01/2028	229	232
4.70%, 08/01/2031	1,700	1,714
4.79%, 06/01/2033	1,271	1,278
4.80%, 08/01/2029 (z)	7,591	7,718
4.82%, 09/01/2028	700	713
4.83%, 06/01/2030	3,310	3,375
4.83%, 12/01/2031	1,838	1,863
4.83%, 12/01/2032	3,230	3,282
4.88%, 06/01/2028	5,168	5,243
4.88%, 09/01/2028	1,101	1,120
4.90%, 10/01/2028	355	361
4.94%, 05/01/2031	1,072	1,094
4.95%, 03/01/2032	499	508
4.97%, 04/01/2030	2,200	2,250
4.98%, 12/01/2034	1,600	1,630
4.99%, 03/01/2031	493	502
5.00%, 06/01/2031	1,600	1,637
5.02%, 06/01/2028	2,300	2,348
5.07%, 03/01/2032	1,388	1,423
5.09%, 02/01/2031	1,733	1,782
5.09%, 01/01/2032	599	617
5.17%, 08/01/2034	739	758
5.24%, 11/01/2031	1,143	1,180
5.24%, 01/01/2034	2,000	2,067
5.27%, 03/01/2031	722	748
5.34%, 01/01/2031	648	674
5.35%, 12/01/2029	1,198	1,242
5.42%, 08/01/2030	3,829	3,987
5.42%, 06/01/2031	599	617
5.44%, 10/01/2031	1,098	1,149
5.54%, 11/01/2029	1,521	1,589
5.57%, 10/01/2028	433	445
5.73%, 12/01/2033	700	750
5.75%, 06/01/2034	1,144	1,232
5.80%, 05/01/2033	995	1,065
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	719	650
FNMA Pool, Single Family, 15 years,

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
1.50%, 10/01/2036	440	387
1.50%, 11/01/2036	391	344
1.50%, 03/01/2037	391	343
1.50%, 05/01/2037	158	138
1.50%, 08/01/2037	435	381
2.00%, 02/01/2028	7	7
2.00%, 09/01/2028	66	63
2.00%, 11/01/2028	64	62
2.00%, 07/01/2032	7	7
2.00%, 12/01/2035	653	594
2.00%, 02/01/2036	4,871	4,417
2.00%, 03/01/2036	359	325
2.00%, 08/01/2036	932	846
2.00%, 10/01/2036	292	264
2.00%, 11/01/2036	1,904	1,729
2.00%, 12/01/2036	983	890
2.00%, 01/01/2037	463	420
2.00%, 02/01/2037	804	726
2.00%, 04/01/2037	933	849
2.00%, 05/01/2037	580	524
2.50%, 08/01/2035	190	177
2.50%, 03/01/2036	1,736	1,616
2.50%, 07/01/2036	688	639
2.50%, 08/01/2036	108	100
2.50%, 03/01/2037	202	187
2.50%, 04/01/2037	414	383
2.50%, 05/01/2037	109	101
3.00%, 10/01/2026	25	24
3.00%, 11/01/2026	362	358
3.00%, 12/01/2026	48	47
3.00%, 01/01/2027	503	497
3.00%, 02/01/2027	107	105
3.00%, 04/01/2027	203	200
3.00%, 11/01/2027	14	14
3.00%, 02/01/2028	86	85
3.00%, 10/01/2029	32	31
3.00%, 03/01/2030	23	23
3.00%, 05/01/2030	9	9
3.00%, 07/01/2030	11	11
3.00%, 09/01/2030	379	369
3.00%, 12/01/2030	18	18
3.00%, 04/01/2031	68	66
3.00%, 12/01/2031	163	157
3.00%, 02/01/2032	255	246
3.00%, 03/01/2032	249	240
3.00%, 04/01/2032	1,229	1,186
3.00%, 05/01/2032	365	352
3.00%, 07/01/2032	803	775
3.00%, 08/01/2032	320	309
3.00%, 11/01/2032	643	620
3.00%, 01/01/2033	46	45

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 07/01/2033	81	78
3.00%, 02/01/2034	936	904
3.00%, 09/01/2034	372	356
3.00%, 12/01/2035	336	324
3.50%, 12/01/2025	23	23
3.50%, 01/01/2026	92	91
3.50%, 07/01/2031	39	39
3.50%, 07/01/2034	230	226
3.50%, 03/01/2035	1,001	976
3.50%, 05/01/2035	55	54
4.00%, 06/01/2026	16	16
4.00%, 08/01/2026	10	10
4.00%, 08/01/2027	12	11
4.00%, 12/01/2028	12	12
4.00%, 04/01/2033	354	351
4.00%, 10/01/2033	57	57
4.00%, 11/01/2033	9	9
4.00%, 12/01/2033	12	12
4.00%, 03/01/2035	249	248
4.00%, 09/01/2037	154	150
4.00%, 11/01/2037	222	217
4.00%, 05/01/2038	102	99
4.00%, 11/01/2038	64	63
4.00%, 12/01/2039	1,945	1,894
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	641	578
3.00%, 06/01/2042	319	286
3.00%, 07/01/2042	1,210	1,090
3.50%, 03/01/2037	374	360
3.50%, 08/01/2038	89	85
3.50%, 04/01/2039	11	10
3.50%, 08/01/2039	135	128
4.50%, 06/01/2039	23	23
4.50%, 07/01/2043	890	868
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,222	923
1.50%, 06/01/2051	1,819	1,376
1.50%, 07/01/2051	1,133	857
1.50%, 04/01/2052	860	649
2.00%, 07/01/2050	1,295	1,038
2.00%, 09/01/2050	1,123	903
2.00%, 10/01/2050	860	689
2.00%, 12/01/2050	7,160	5,736
2.00%, 01/01/2051	3,573	2,873
2.00%, 02/01/2051	1,216	973
2.00%, 03/01/2051	1,797	1,448
2.00%, 04/01/2051	3,271	2,631
2.00%, 05/01/2051	1,647	1,321
2.00%, 06/01/2051	5,330	4,273
2.00%, 07/01/2051	2,822	2,255
2.00%, 10/01/2051	17,085	13,643
2.00%, 11/01/2051	6,881	5,500

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 12/01/2051	17,342	13,824
2.00%, 05/01/2052	3,279	2,606
2.50%, 08/01/2046	4,423	3,762
2.50%, 08/01/2050	15	13
2.50%, 10/01/2050	10,368	8,663
2.50%, 12/01/2050	12,407	10,323
2.50%, 02/01/2051	1,778	1,491
2.50%, 03/01/2051	4,677	3,929
2.50%, 04/01/2051	5,931	4,938
2.50%, 07/01/2051	1,530	1,284
2.50%, 08/01/2051	3,385	2,843
2.50%, 09/01/2051	458	382
2.50%, 10/01/2051	2,905	2,422
2.50%, 11/01/2051	4,667	3,906
2.50%, 12/01/2051	13,602	11,381
2.50%, 01/01/2052	21,290	17,748
2.50%, 02/01/2052	955	798
2.50%, 03/01/2052	13,972	11,678
2.50%, 04/01/2052	4,254	3,565
2.50%, 05/01/2052	812	680
2.50%, 07/01/2052	452	377
3.00%, 08/01/2046	1,005	891
3.00%, 11/01/2046	2,662	2,391
3.00%, 02/01/2047	514	461
3.00%, 04/01/2048	5,271	4,737
3.00%, 01/01/2050	2,511	2,222
3.00%, 03/01/2050	1,318	1,162
3.00%, 06/01/2050	243	213
3.00%, 07/01/2050	11,049	9,661
3.00%, 08/01/2050	2,910	2,557
3.00%, 09/01/2050	276	242
3.00%, 11/01/2050	491	430
3.00%, 12/01/2050	3,467	3,055
3.00%, 01/01/2051	1,502	1,316
3.00%, 05/01/2051	9,726	8,484
3.00%, 06/01/2051	6,023	5,255
3.00%, 07/01/2051	1,654	1,446
3.00%, 08/01/2051	1,091	956
3.00%, 10/01/2051	2,810	2,440
3.00%, 11/01/2051	2,387	2,078
3.00%, 12/01/2051	2,330	2,021
3.00%, 02/01/2052	869	759
3.00%, 03/01/2052	452	396
3.00%, 04/01/2052	4,840	4,209
3.00%, 05/01/2052	1,290	1,119
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	137	128
3.50%, 05/01/2043	4	4
3.50%, 07/01/2043	5,943	5,533

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 08/01/2043	15,081	14,040
3.50%, 01/01/2044	182	169
3.50%, 10/01/2045	17	16
3.50%, 12/01/2045	1,702	1,569
3.50%, 07/01/2046	3,072	2,823
3.50%, 02/01/2047	3,401	3,167
3.50%, 07/01/2047	759	700
3.50%, 10/01/2047	1,157	1,056
3.50%, 02/01/2048	1,817	1,658
3.50%, 03/01/2048	160	147
3.50%, 03/01/2049	294	268
3.50%, 06/01/2049	3,198	2,917
3.50%, 08/01/2049	1,585	1,445
3.50%, 04/01/2050	148	135
3.50%, 05/01/2050	3,704	3,373
3.50%, 07/01/2050	8,267	7,457
3.50%, 01/01/2051	610	556
3.50%, 03/01/2052	10,937	9,999
3.50%, 05/01/2052	17,001	15,374
3.50%, 06/01/2052	4,027	3,657
3.50%, 07/01/2052	894	807
3.50%, 05/01/2053	932	840
4.00%, 04/01/2039	990	959
4.00%, 03/01/2042	465	450
4.00%, 04/01/2043	191	183
4.00%, 04/01/2044	1,412	1,339
4.00%, 02/01/2045	201	193
4.00%, 08/01/2045	2,337	2,224
4.00%, 09/01/2046	112	106
4.00%, 09/01/2047	34	32
4.00%, 10/01/2047	421	397
4.00%, 03/01/2048	64	61
4.00%, 04/01/2048	378	356
4.00%, 06/01/2048	25	23
4.00%, 07/01/2048	3,940	3,739
4.00%, 08/01/2048	105	99
4.00%, 09/01/2048	249	234
4.00%, 03/01/2049	999	941
4.00%, 05/01/2049	4,863	4,654
4.00%, 06/01/2049	981	928
4.00%, 11/01/2049	417	393
4.00%, 05/01/2050	796	749
4.00%, 03/01/2051	2,121	1,996
4.00%, 05/01/2051	208	196
4.00%, 04/01/2052	54	50
4.00%, 05/01/2052	1,697	1,585
4.00%, 06/01/2052	584	546
4.00%, 07/01/2052	434	406
4.00%, 08/01/2052	1,850	1,726
4.00%, 09/01/2052	288	269
4.00%, 07/01/2053	416	392

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	522	506
4.50%, 01/01/2048	493	480
4.50%, 04/01/2048	23	23
4.50%, 08/01/2048	14	13
4.50%, 09/01/2048	397	386
4.50%, 02/01/2049	4,371	4,218
4.50%, 05/01/2049	386	374
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	148	144
4.50%, 04/01/2050	6,174	5,981
4.50%, 05/01/2052	18	17
4.50%, 06/01/2052	1,240	1,187
4.50%, 07/01/2052	8,332	7,978
4.50%, 08/01/2052	333	319
4.50%, 09/01/2052	2,020	1,934
4.50%, 10/01/2052	857	821
4.50%, 11/01/2052	2,940	2,815
4.50%, 12/01/2052	448	429
4.50%, 08/01/2053	262	251
5.00%, 09/01/2049	831	830
5.00%, 10/01/2052	501	494
5.00%, 11/01/2052	977	963
5.00%, 12/01/2052	496	490
5.00%, 01/01/2053	2,128	2,091
5.00%, 02/01/2053	1,276	1,252
5.00%, 03/01/2053	319	317
5.00%, 04/01/2053	864	848
5.00%, 05/01/2053	198	194
5.00%, 06/01/2053	244	242
5.00%, 07/01/2053	1,887	1,851
5.00%, 08/01/2053	1,057	1,037
5.00%, 06/01/2054	957	939
5.00%, 10/01/2054	1,293	1,266
5.00%, 11/01/2054	1,575	1,544
5.00%, 01/01/2055	889	872
5.50%, 09/01/2052	281	285
5.50%, 01/01/2053	403	410
5.50%, 02/01/2053	1,730	1,734
5.50%, 03/01/2053	1,347	1,360
5.50%, 04/01/2053	1,712	1,733
5.50%, 05/01/2053	1,544	1,548
5.50%, 06/01/2053	3,818	3,863
5.50%, 09/01/2053	330	338
5.50%, 04/01/2054	684	689
5.50%, 05/01/2054	2,167	2,166
5.50%, 07/01/2054	375	379
5.50%, 08/01/2054	615	622
5.50%, 12/01/2054	596	597
5.50%, 01/01/2055	2,158	2,163
6.00%, 01/01/2053	1,938	1,967

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
6.00%, 07/01/2053	1,148	1,166
6.00%, 08/01/2053	440	453
6.00%, 09/01/2053	1,816	1,863
6.00%, 11/01/2053	2,042	2,094
6.00%, 12/01/2053	699	717
6.00%, 04/01/2054	2,027	2,071
6.00%, 08/01/2054	3,187	3,265
6.00%, 09/01/2054	1,432	1,459
6.00%, 10/01/2054	229	233
6.00%, 11/01/2054	3,580	3,651
6.00%, 03/01/2055	343	350
6.50%, 10/01/2053	705	736
6.50%, 11/01/2053	1,655	1,710
6.50%, 12/01/2053	1,217	1,274
6.50%, 01/01/2054	1,371	1,426
6.50%, 02/01/2054	747	788
6.50%, 04/01/2054	822	858
6.50%, 07/01/2054	2,614	2,715
6.50%, 08/01/2054	3,646	3,785
6.50%, 11/01/2054	2,955	3,071
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	161	142
3.00%, 03/15/2050	13	12
4.50%, 07/15/2049	2,444	2,375
GNMA II Pool,
2.50%, 12/20/2049	233	195
3.00%, 06/20/2043	1,661	1,478
3.00%, 01/20/2047	1,079	951
3.00%, 02/20/2047	392	346
3.00%, 06/20/2047	436	385
3.00%, 07/20/2047	1,024	904
3.00%, 08/20/2047	455	401
3.00%, 09/20/2047	359	317
3.00%, 10/20/2047	378	333
3.00%, 12/20/2047	514	453
3.00%, 01/20/2048	511	451
3.00%, 08/20/2050	576	499
3.50%, 09/20/2042	2,112	1,922
3.50%, 08/20/2045	2,047	1,863
3.50%, 09/20/2045	646	587
3.50%, 12/20/2047	3,103	2,824
3.50%, 06/20/2048	44	40
3.50%, 07/20/2048	29	26
3.50%, 08/20/2049	85	77
3.50%, 11/20/2049	147	132
3.50%, 07/20/2050	134	120
4.00%, 11/20/2041	19	18
4.00%, 10/20/2050	324	299
4.50%, 08/20/2040	14	14
4.50%, 10/20/2040	35	34
ARM, (CMT Index 1 Year + 1.83%), 6.07%, 07/20/2072 (aa)	18,746	19,538

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.22%), 6.69%, 10/20/2071 (aa)	6,066	6,210
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.23%), 6.70%, 02/20/2071 (aa)	2,001	2,050
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	2,368	2,161
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	273	214
2.00%, 07/20/2050	132	108
2.00%, 08/20/2050	4,315	3,523
2.00%, 11/20/2050	1,504	1,228
2.00%, 12/20/2050	2,498	2,040
2.00%, 01/20/2051	1,058	863
2.00%, 02/20/2051	914	746
2.00%, 10/20/2051	4,922	4,018
2.00%, 12/20/2051	4,863	3,971
2.00%, 01/20/2052	452	369
2.00%, 02/20/2052	2,456	2,006
2.00%, 03/20/2052	1,237	1,010
2.00%, 04/20/2052	2,885	2,356
2.50%, 01/20/2051	271	230
2.50%, 02/20/2051	3,845	3,274
2.50%, 05/20/2051	5,612	4,778
2.50%, 07/20/2051	7,183	6,116
2.50%, 09/20/2051	10,306	8,775
2.50%, 10/20/2051	1,120	936
2.50%, 11/20/2051	3,089	2,630
2.50%, 12/20/2051	3,386	2,883
2.50%, 01/20/2052	440	369
2.50%, 03/20/2052	808	688
2.50%, 04/20/2052	405	345
2.50%, 05/20/2052	722	614
2.50%, 07/20/2052	235	200
2.50%, 08/20/2052	386	329
3.00%, 01/20/2043	381	345
3.00%, 11/20/2043	80	72
3.00%, 03/20/2045	83	74
3.00%, 09/20/2046	1,810	1,624
3.00%, 11/20/2046	1,112	997
3.00%, 10/20/2047	364	326
3.00%, 04/20/2049	27	25
3.00%, 04/20/2050	6,592	5,854
3.00%, 07/20/2050	5,597	4,964
3.00%, 08/20/2050	3,031	2,689
3.00%, 03/20/2051	943	836
3.00%, 08/20/2051	555	491
3.00%, 10/20/2051	2,485	2,199
3.00%, 11/20/2051	3,117	2,762
3.00%, 12/20/2051	1,702	1,506
3.00%, 01/20/2052	7,158	6,334
3.00%, 02/20/2052	309	273
3.00%, 03/20/2052	1,405	1,235

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 09/20/2052	808	715
3.00%, 02/20/2053	2,871	2,544
3.50%, 09/20/2045	2,260	2,095
3.50%, 09/20/2047	2,895	2,663
3.50%, 10/20/2047	4,493	4,119
3.50%, 08/20/2048	146	134
3.50%, 11/20/2048	176	162
3.50%, 12/20/2048	5	4
3.50%, 03/20/2049	844	776
3.50%, 06/20/2049	1,762	1,602
3.50%, 07/20/2049	833	767
3.50%, 09/20/2049	1,054	966
3.50%, 10/20/2049	443	408
3.50%, 12/20/2049	349	320
3.50%, 01/20/2050	525	482
3.50%, 04/20/2050	104	95
3.50%, 01/20/2052	3,729	3,418
3.50%, 02/20/2052	2,234	2,048
3.50%, 05/20/2052	661	606
3.50%, 02/20/2053	2,931	2,694
4.00%, 07/20/2048	853	804
4.00%, 09/20/2048	1,452	1,368
4.00%, 11/20/2048	25	24
4.00%, 12/20/2048	735	693
4.00%, 05/20/2049	452	425
4.00%, 01/20/2050	803	756
4.00%, 03/20/2050	173	163
4.00%, 07/20/2052	179	168
4.00%, 09/20/2052	1,618	1,515
4.00%, 12/20/2052	373	349
4.50%, 03/20/2047	414	400
4.50%, 06/20/2047	751	726
4.50%, 07/20/2047	1,256	1,223
4.50%, 10/20/2047	255	246
4.50%, 11/20/2047	745	718
4.50%, 05/20/2048	6,348	6,124
4.50%, 09/20/2048	585	548
4.50%, 11/20/2048	726	701
4.50%, 01/20/2049	1,567	1,517
4.50%, 03/20/2049	395	384
4.50%, 05/20/2049	229	220
4.50%, 10/20/2049	561	544
4.50%, 08/20/2052	1,409	1,352
4.50%, 09/20/2052	421	405
4.50%, 06/20/2053	1,195	1,148
4.50%, 12/20/2053	385	369
4.50%, 10/20/2054	1,921	1,841

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.50%, 11/20/2054	1,444	1,384
5.00%, 12/20/2048	118	117
5.00%, 06/20/2049	269	267
5.00%, 07/20/2052	101	99
5.00%, 09/20/2052	769	759
5.00%, 12/20/2052	1,116	1,101
5.00%, 04/20/2053	1,049	1,034
5.00%, 05/20/2053	1,147	1,128
5.00%, 07/20/2053	1,722	1,693
5.00%, 09/20/2054	1,456	1,430
5.00%, 10/20/2054	572	562
5.00%, 11/20/2054	5,045	4,958
5.50%, 12/20/2052	979	982
5.50%, 01/20/2053	119	119
5.50%, 03/20/2053	447	449
5.50%, 04/20/2053	1,154	1,159
5.50%, 06/20/2053	1,007	1,010
5.50%, 07/20/2053	366	370
5.50%, 09/20/2053	3,091	3,105
5.50%, 08/20/2054	2,295	2,299
5.50%, 11/20/2054	1,389	1,391
6.00%, 09/20/2053	497	506
6.00%, 10/20/2053	761	775
6.00%, 08/20/2054	3,229	3,274
6.50%, 08/20/2054	2,192	2,243
6.50%, 11/20/2054	321	329
6.50%, 01/20/2055	250	257
6.50%, 02/20/2055	1,123	1,152
6.50%, 03/20/2055	225	231
7.00%, 01/20/2053	862	901
7.00%, 05/20/2054	1,773	1,832
7.00%, 12/20/2054	1,585	1,639
7.00%, 01/20/2055	523	540
GNMA, Single Family, 30 years,
TBA, 2.00%, 04/01/2051 (w)	19,500	15,910
TBA, 2.50%, 04/01/2055 (w)	11,600	9,871
TBA, 3.00%, 04/01/2055 (w)	61,962	54,790
TBA, 3.50%, 04/01/2041 (w)	25,770	23,544
TBA, 4.00%, 04/01/2040 (w)	31,535	29,470
TBA, 4.00%, 05/01/2055 (w)	12,000	11,212
TBA, 4.50%, 04/01/2055 (w)	2,875	2,754
TBA, 4.50%, 05/01/2055 (w)	6,000	5,746
TBA, 5.00%, 04/01/2055 (w)	16,555	16,258
TBA, 5.50%, 04/01/2055 (w)	17,632	17,652
TBA, 5.50%, 05/01/2055 (w)	3,457	3,457
TBA, 6.00%, 04/01/2055 (w)	5,700	5,778
TBA, 6.50%, 04/01/2042 (w)	7,750	7,929

Total Mortgage-Backed Securities (Cost $1,938,073)		1,842,742

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	10
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	109
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	87

		206

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	782

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	94	94

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,146

Maryland — 0.0% (g)
Maryland Economic Development Corp., Rev., 5.43%, 05/31/2056	1,035	1,010

Michigan — 0.0% (g)
University of Michigan, Rev., 4.45%, 04/01/2122	1,000	807

New York — 0.1%
Port Authority of New York & New Jersey,
Rev., 5.07%, 07/15/2053	2,205	2,101
Series 21, Rev., 3.29%, 08/01/2069	40	25
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	105

		2,231

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	7

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	350
Series C, Rev., 3.09%, 11/01/2040	100	80

		430

Virginia — 0.0% (g)
University of Virginia, Rev., 2.26%, 09/01/2050	1,480	852
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	30

		882

Total Municipal Bonds (Cost $8,979)		7,700

U.S. Government Agency Securities — 0.1%
Federal Agricultural Mortgage Corp., 2.00%, 10/27/2031	1,000	865
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030	540	464
1.30%, 11/04/2030	5	4

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
1.30%, 02/03/2031		1,235	1,044
1.43%, 12/11/2030		44	38
2.20%, 12/09/2031		1,030	896
2.20%, 01/12/2032		60	52
5.48%, 06/27/2042		1,000	992
FHLBs,
0.50%, 04/14/2025		25	25
1.00%, 03/23/2026		414	402
1.28%, 12/02/2030		15	13
1.30%, 02/11/2030		10	9
1.50%, 09/11/2029		110	98
1.85%, 06/11/2035		25	19
2.00%, 03/25/2030		38	34
2.04%, 05/04/2035		370	283
3.25%, 11/16/2028		25	24
FHLMC,
0.38%, 07/21/2025		25	25
1.22%, 08/19/2030		215	183
1.25%, 11/19/2030		10	8
1.38%, 07/15/2030		17	15
1.40%, 06/28/2030		30	26
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	57
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	418
FNMA,
Zero Coupon, 11/15/2030		445	351
0.88%, 08/05/2030		50	43
5.38%, 12/07/2028	GBP	460	608
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 10/15/2027		129	116
Zero Coupon, 10/15/2028		465	404
Zero Coupon, 01/15/2030		1,750	1,431
Zero Coupon, 04/15/2030		2,965	2,402
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	859
Zero Coupon, 04/15/2030		395	320
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	223

Total U.S. Government Agency Securities (Cost $13,163)			12,759

U.S. Treasury Obligations — 7.1%
U.S. Treasury Bonds,
1.13%, 05/15/2040		755	476
1.13%, 08/15/2040		35	22
1.25%, 05/15/2050 (jj)		6,208	3,065
1.38%, 11/15/2040		218	141
1.38%, 08/15/2050		63	32
1.63%, 11/15/2050		462	250
1.75%, 08/15/2041		486	328
1.88%, 02/15/2041		46	32
1.88%, 02/15/2051		68	39

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.88%, 11/15/2051	494	283
2.00%, 11/15/2041	26	18
2.00%, 02/15/2050	1,600	963
2.00%, 08/15/2051	70	41
2.25%, 05/15/2041	47	35
2.25%, 08/15/2046	465	311
2.25%, 08/15/2049	45	29
2.25%, 02/15/2052	59	37
2.38%, 02/15/2042	45	33
2.38%, 11/15/2049	36	24
2.38%, 05/15/2051	70	46
2.50%, 02/15/2045	949	681
2.50%, 02/15/2046	27	19
2.50%, 05/15/2046	418	295
2.75%, 08/15/2042	14	11
2.75%, 11/15/2042	25	19
2.75%, 08/15/2047	29	21
2.75%, 11/15/2047	707	513
2.88%, 05/15/2043	247	194
2.88%, 08/15/2045	1,195	911
2.88%, 11/15/2046	19	14
2.88%, 05/15/2049	42	31
2.88%, 05/15/2052	56	40
3.00%, 05/15/2042	19	15
3.00%, 11/15/2044	35	27
3.00%, 05/15/2045	855	668
3.00%, 11/15/2045	9	7
3.00%, 02/15/2047	27	21
3.00%, 05/15/2047	20	15
3.00%, 02/15/2048	41	31
3.00%, 08/15/2048	51	39
3.00%, 02/15/2049 (jj)	2,343	1,763
3.00%, 08/15/2052	53	39
3.13%, 11/15/2041	21	17
3.13%, 02/15/2042	10	8
3.13%, 02/15/2043	91	74
3.13%, 08/15/2044	371	298
3.13%, 05/15/2048	45	35
3.25%, 05/15/2042	40	34
3.38%, 08/15/2042	34	29
3.38%, 05/15/2044	25	21
3.38%, 11/15/2048	54	44
3.50%, 02/15/2039	19	17
3.63%, 08/15/2043	1,117	978
3.63%, 02/15/2044	1,021	890
3.63%, 02/15/2053	53	44
3.63%, 05/15/2053	53	44
3.75%, 08/15/2041	4	4
3.75%, 11/15/2043	1,577	1,403
3.88%, 08/15/2040	19	18
3.88%, 02/15/2043	34	31

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.88%, 05/15/2043	272	247
4.00%, 11/15/2042	34	32
4.00%, 11/15/2052	53	48
4.13%, 08/15/2044	33	31
4.13%, 08/15/2053	72	66
4.25%, 05/15/2039	9	9
4.25%, 11/15/2040	40	39
4.25%, 02/15/2054	272	255
4.25%, 08/15/2054	81	76
4.38%, 02/15/2038	12	12
4.38%, 11/15/2039	12	12
4.38%, 05/15/2040	10	10
4.38%, 05/15/2041	16	16
4.38%, 08/15/2043 (ff)	142	138
4.50%, 02/15/2036	60	62
4.50%, 05/15/2038	5	5
4.50%, 08/15/2039	11	11
4.50%, 02/15/2044	285	281
4.50%, 11/15/2054	65	64
4.63%, 02/15/2040	15	15
4.63%, 05/15/2044	34	34
4.63%, 11/15/2044 (jj)	1,498	1,494
4.63%, 05/15/2054	69	69
4.63%, 02/15/2055	20	20
4.75%, 02/15/2037	12	13
4.75%, 02/15/2041	31	32
4.75%, 11/15/2043	47	48
4.75%, 02/15/2045	15	15
4.75%, 11/15/2053	62	63
5.00%, 05/15/2037	12	13
5.25%, 02/15/2029	365	383
5.38%, 02/15/2031	5	5
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/2025	49	49
U.S. Treasury Notes,
0.38%, 07/31/2027	42	39
0.38%, 09/30/2027	54	50
0.50%, 04/30/2027	6,082	5,670
0.50%, 05/31/2027	3,028	2,815
0.50%, 06/30/2027	35	32
0.50%, 08/31/2027	33	30
0.50%, 10/31/2027	44	41
0.63%, 07/31/2026	3,246	3,105
0.63%, 03/31/2027	39	37
0.63%, 11/30/2027	38	35
0.63%, 12/31/2027	48	44
0.63%, 05/15/2030	111	94
0.63%, 08/15/2030	99	83
0.75%, 03/31/2026	34	33
0.75%, 04/30/2026	58	56
0.75%, 05/31/2026	73	70
0.75%, 08/31/2026	77	74

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
0.75%, 01/31/2028	59	54
0.88%, 06/30/2026	41	39
0.88%, 09/30/2026	89	85
0.88%, 11/15/2030	101	85
1.00%, 07/31/2028	615	559
1.13%, 10/31/2026	51	49
1.13%, 02/28/2027	39	37
1.13%, 02/29/2028	52	48
1.13%, 08/31/2028	116	106
1.13%, 02/15/2031	100	85
1.25%, 11/30/2026	58	56
1.25%, 12/31/2026	66	63
1.25%, 03/31/2028	30	28
1.25%, 04/30/2028	81	75
1.25%, 05/31/2028	695	640
1.25%, 06/30/2028	198	182
1.25%, 09/30/2028	70	64
1.25%, 08/15/2031	113	95
1.38%, 08/31/2026	4	4
1.38%, 10/31/2028	2,089	1,912
1.38%, 12/31/2028	97	88
1.38%, 11/15/2031	86	73
1.50%, 08/15/2026	41	40
1.50%, 01/31/2027	73	70
1.50%, 11/30/2028	41	38
1.50%, 02/15/2030	7,102	6,327
1.63%, 05/15/2026	58	56
1.63%, 09/30/2026	10	10
1.63%, 10/31/2026	23	22
1.63%, 11/30/2026	19	18
1.63%, 08/15/2029	41	37
1.63%, 05/15/2031	93	81
1.75%, 12/31/2026	32	31
1.75%, 01/31/2029	47	43
1.75%, 11/15/2029	20	18
1.88%, 06/30/2026	10	10
1.88%, 07/31/2026	10	10
1.88%, 02/28/2027	58	56
1.88%, 02/28/2029	52	48
1.88%, 02/15/2032	36,105	31,290
2.00%, 11/15/2026	46	45
2.13%, 05/31/2026	8	8
2.25%, 03/31/2026	23	23
2.25%, 02/15/2027	46	45
2.25%, 08/15/2027	38	37
2.25%, 11/15/2027	60	58
2.38%, 04/30/2026	19	19
2.38%, 05/15/2027	51	49
2.38%, 03/31/2029	45	42
2.38%, 05/15/2029	47	44
2.50%, 03/31/2027	45	44
2.63%, 05/31/2027	50	49

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
2.63%, 02/15/2029	3,111	2,965
2.63%, 07/31/2029	35	33
2.75%, 04/30/2027	58	57
2.75%, 07/31/2027	44	43
2.75%, 02/15/2028	1,021	989
2.75%, 05/31/2029	41	39
2.75%, 08/15/2032	67,609	61,693
2.88%, 05/15/2028	60	58
2.88%, 08/15/2028	70	68
2.88%, 04/30/2029	41	39
2.88%, 05/15/2032	40,502	37,400
3.00%, 07/15/2025	4,000	3,985
3.00%, 10/31/2025	1,185	1,177
3.13%, 08/31/2027	41	40
3.13%, 11/15/2028	2,683	2,609
3.13%, 08/31/2029	32	31
3.25%, 06/30/2027	42	41
3.25%, 06/30/2029	39	38
3.38%, 09/15/2027	90	89
3.38%, 05/15/2033	67,161	63,462
3.50%, 09/30/2026 (ff)	243	241
3.50%, 01/31/2028	60	59
3.50%, 04/30/2028	20	20
3.50%, 09/30/2029	85	83
3.50%, 01/31/2030	34	33
3.50%, 04/30/2030	30	29
3.50%, 02/15/2033	67,023	64,054
3.63%, 05/15/2026	58	58
3.63%, 03/31/2028	28	28
3.63%, 05/31/2028	30	30
3.63%, 08/31/2029	59	58
3.63%, 03/31/2030	31	30
3.63%, 09/30/2031	64	63
3.75%, 04/15/2026	36	36
3.75%, 08/15/2027	75	75
3.75%, 12/31/2028	78	77
3.75%, 05/31/2030	39	39
3.75%, 06/30/2030	32	32
3.75%, 12/31/2030	57	56
3.75%, 08/31/2031	40	39
3.88%, 10/15/2027	55	55
3.88%, 11/30/2027	73	73
3.88%, 12/31/2027	34	34
3.88%, 09/30/2029	32	32
3.88%, 11/30/2029	28	28
3.88%, 12/31/2029	442	440
3.88%, 08/15/2033 (jj)	81,623	79,808
3.88%, 08/15/2034	85,257	82,873
4.00%, 01/15/2027	3,310	3,312
4.00%, 12/15/2027	60	60
4.00%, 02/29/2028	36	36

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
4.00%, 06/30/2028	36	36
4.00%, 01/31/2029	57	57
4.00%, 07/31/2029	250	250
4.00%, 10/31/2029	39	39
4.00%, 02/28/2030	88	88
4.00%, 07/31/2030	46	46
4.00%, 01/31/2031	113	113
4.00%, 02/15/2034	81,247	79,943
4.13%, 06/15/2026	77	77
4.13%, 01/31/2027	20	20
4.13%, 02/15/2027	144	144
4.13%, 09/30/2027	62	62
4.13%, 10/31/2027	50	50
4.13%, 11/15/2027	85	85
4.13%, 07/31/2028	137	138
4.13%, 03/31/2029	65	65
4.13%, 10/31/2029	703	707
4.13%, 11/30/2029	75	76
4.13%, 08/31/2030	32	32
4.13%, 03/31/2031	61	61
4.13%, 07/31/2031	43	43
4.13%, 10/31/2031	31	31
4.13%, 11/30/2031 (ee) (ff)	1,563	1,565
4.13%, 02/29/2032	40	40
4.13%, 03/31/2032	30	30
4.13%, 11/15/2032	73,165	73,119
4.25%, 05/31/2025	2,515	2,515
4.25%, 11/30/2026	13	13
4.25%, 03/15/2027	106	107
4.25%, 01/15/2028	100	101
4.25%, 02/15/2028	250	252
4.25%, 02/28/2029	78	79
4.25%, 06/30/2029	344	348
4.25%, 01/31/2030	40	40
4.25%, 02/28/2031	61	62
4.25%, 06/30/2031	40	40
4.25%, 11/15/2034	83,739	83,765
4.38%, 08/15/2026	58	58
4.38%, 12/15/2026	87	88
4.38%, 07/15/2027	60	61
4.38%, 08/31/2028	19	19
4.38%, 11/30/2028	49	50
4.38%, 12/31/2029	40	41
4.38%, 11/30/2030	3,459	3,516
4.38%, 01/31/2032	42	43
4.38%, 05/15/2034	81,294	82,186
4.50%, 03/31/2026	22	22
4.50%, 07/15/2026	83	84
4.50%, 04/15/2027	130	131
4.50%, 05/15/2027	5,865	5,932
4.50%, 05/31/2029	61	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Treasury Obligations — continued
4.50%, 12/31/2031		52	53
4.50%, 11/15/2033		77,434	79,091
4.63%, 06/30/2025		540	540
4.63%, 06/30/2026		4,000	4,029
4.63%, 09/15/2026		52	52
4.63%, 10/15/2026		41	41
4.63%, 11/15/2026		46	46
4.63%, 06/15/2027		84	85
4.63%, 09/30/2028		8	8
4.63%, 04/30/2029		50	51
4.63%, 09/30/2030		32	33
4.63%, 04/30/2031		42	43
4.63%, 05/31/2031		596	614
4.63%, 02/15/2035		55,010	56,678
4.88%, 11/30/2025		1,390	1,396
4.88%, 04/30/2026		30	30
4.88%, 05/31/2026		40	40
4.88%, 10/31/2028		40	41
4.88%, 10/31/2030		33	34
5.00%, 09/30/2025		13	13
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2026		5,000	4,784
Zero Coupon, 11/15/2026		5,000	4,692
Zero Coupon, 11/15/2028 (ee) (ff) (jj)		12,000	10,386
Zero Coupon, 02/15/2029		1,000	856
Zero Coupon, 11/15/2038 (ee) (jj)		6,250	3,333
Zero Coupon, 11/15/2041		200	90
Zero Coupon, 05/15/2042		1,055	464
Zero Coupon, 08/15/2045		600	224
Zero Coupon, 11/15/2049 (jj)		2,555	779
Zero Coupon, 02/15/2052		2,355	655
Zero Coupon, 08/15/2054 (jj)		2,255	588

Total U.S. Treasury Obligations (Cost $999,752)			987,687

Purchased Option contracts — 0.0% (g)
Put Option contracts — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 04/07/2025, Strike Price 94.23		6,000	—	(h)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 04/07/2025, Strike Price 96.12		12,000	—	(h)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 04/07/2025, Strike Price 96.48		11,500	—	(h)

Total Purchased Option contracts (Cost $86)			—	(h)

Short-Term Investments — 1.8%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 3.68%, 04/01/2025		143	143
BNP Paribas SA,
1.56%, 04/01/2025	CAD	1,042	724
2.89%, 04/01/2025	AUD	472	295
Brown Brothers Harriman & Co.,
1.03%, 04/01/2025	SEK	5,560	553
1.12%, 04/01/2025	DKK	3,107	450

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
1.19%, 04/01/2025	SGD	109	81
2.04%, 04/01/2025	HKD	929	120
2.12%, 04/01/2025	NZD	106	60
3.23%, 04/01/2025	NOK	2,821	268
Citibank NA,
1.35%, 04/01/2025	EUR	20,929	22,630
3.68%, 04/01/2025		41,509	41,509
Royal Bank of Canada, 3.42%, 04/01/2025	GBP	13,035	16,838
Skandinaviska Enskilda Banken AB, 0.00%, 04/01/2025	CHF	493	557
Sumitomo Mitsui Banking Corp., 0.11%, 04/01/2025	JPY	17,533	117
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025		43,981	43,981

Total Time Deposits			128,326

U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills,
4.22%, 05/22/2025 (n) (ii)		8	8
4.23%, 06/05/2025 (n) (hh) (ii)		3,144	3,120
4.24%, 06/26/2025 (n) (hh)		709	702
4.24%, 04/03/2025 (n)		6	6
4.24%, 05/29/2025 (n) (ii)		2,058	2,044
4.24%, 06/12/2025 (n)		500	496
4.26%, 04/08/2025 (n)		113,825	113,731
4.26%, 04/10/2025 (n)		5	5
4.27%, 05/15/2025 (n) (ii)		285	283

Total U.S. Treasury Obligations			120,395

Total Short-Term Investments (Cost $248,722)			248,721

Total Investments, Before Short Positions — 105.7% (Cost - $14,934,263)*			14,659,659
Liabilities in Excess of Other Assets — (5.7)%			(788,893)

NET ASSETS — 100.0%			$13,870,766

Short Positions — 1.6%
Mortgage-Backed Securities — 1.6%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 04/01/2040 (w)		200	181
TBA, 3.00%, 03/01/2055 (w)		4,500	4,251
TBA, 3.50%, 04/01/2040 (w)		100	96
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 04/01/2055 (w)		6,962	5,777
TBA, 2.50%, 05/01/2055 (w)		7,238	6,005
TBA, 3.00%, 04/01/2055 (w)		300	260
TBA, 3.00%, 05/01/2055 (w)		60,300	52,185
TBA, 3.50%, 04/01/2055 (w)		67,365	60,683
TBA, 3.50%, 05/01/2055 (w)		67,365	60,643
TBA, 4.00%, 05/01/2055 (w)		27,500	25,561

Total Mortgage-Backed Securities (Cost $213,972)			215,642

Total Securities Sold Short— 1.6% (Proceeds $213,972)*			215,642

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Bund	99	06/2025	EUR	14,098	(307)
Euro Buxl	75	06/2025	EUR	10,247	(575)
Euro Schatz	488	06/2025	EUR	56,488	(51)
U.S. Treasury 10 Year Note	29	06/2025	USD	3,207	18
U.S. Treasury 2 Year Note	98	06/2025	USD	20,236	67
U.S. Treasury 5 Year Note	4	06/2025	USD	433	(—	)(h)
U.S. Treasury Long Bond	220	06/2025	USD	25,339	463
U.S. Treasury Ultra Bond	26	06/2025	USD	3,137	41

					(344)

Short Contracts
Euro BOBL	(658)	06/2025	EUR	(84,444)	637
Euro Schatz	(10)	06/2025	EUR	(1,157)	—	(h)
Long Gilt	(55)	06/2025	GBP	(6,565)	51
SOFR 3 Month	(337)	06/2025	USD	(80,838)	221
U.S. Treasury 10 Year Note	(165)	06/2025	USD	(18,152)	(199)
U.S. Treasury 2 Year Note	(109)	06/2025	USD	(22,488)	(93)
U.S. Treasury 5 Year Note	(228)	06/2025	USD	(24,455)	(204)
U.S. Ultra Treasury 10 Year Note	(142)	06/2025	USD	(16,052)	(153)

					260

Total unrealized appreciation (depreciation)					(84)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	327	AUD	520	Bank of America, NA	04/02/2025	2
USD	133	CAD	189	Bank of America, NA	04/02/2025	2
USD	466	CAD	671	Morgan Stanley & Co.	04/02/2025	—	(h)
USD	11	CHF	10	Bank of America, NA	04/02/2025	—	(h)
CHF	10	USD	11	Citibank, NA	04/02/2025	—	(h)
CHF	1,590	USD	1,768	Goldman Sachs International	04/02/2025	29
CHF	630	USD	701	Morgan Stanley & Co.	04/02/2025	12
CZK	692,153	USD	29,973	Goldman Sachs International	04/02/2025	13
DKK	14,383	USD	2,076	Deutsche Bank AG	04/02/2025	9
USD	42	DKK	290	Westpac Banking Corp.	04/02/2025	—	(h)
EUR	121,706	USD	131,295	Barclays Bank plc	04/02/2025	305
EUR	121,706	USD	131,242	Citibank, NA	04/02/2025	358
EUR	63,133	USD	68,080	Citibank, NA	04/02/2025	186
USD	5,974	EUR	5,510	Citibank, NA	04/02/2025	16
USD	5,275	EUR	4,870	Goldman Sachs International	04/02/2025	9
EUR	1,800	USD	1,891	Goldman Sachs International	04/02/2025	55
USD	872	EUR	800	Goldman Sachs International	04/02/2025	7
USD	1,196	EUR	1,100	Goldman Sachs International	04/02/2025	6
USD	9,752	EUR	9,000	Goldman Sachs International	04/02/2025	21
USD	5,188	EUR	4,780	Goldman Sachs International	04/02/2025	20
USD	350	EUR	320	Goldman Sachs International	04/02/2025	4
USD	6,179	EUR	5,695	HSBC Bank plc	04/02/2025	21
EUR	63,133	USD	68,126	HSBC Bank plc	04/02/2025	140
EUR	266	USD	277	Morgan Stanley & Co.	04/02/2025	11
EUR	2,725	USD	2,944	Morgan Stanley & Co.	04/02/2025	2
EUR	1,075	USD	1,160	Morgan Stanley & Co.	04/02/2025	2
EUR	114,337	USD	123,324	Morgan Stanley & Co.	04/02/2025	309
USD	261	EUR	241	Morgan Stanley & Co.	04/02/2025	—	(h)
USD	6,342	EUR	5,800	UBS AG London	04/02/2025	70
USD	698	EUR	640	Westpac Banking Corp.	04/02/2025	6
USD	1,396	GBP	1,080	Bank of America, NA	04/02/2025	1
USD	2,101	GBP	1,620	Bank of America, NA	04/02/2025	9
USD	1,998	GBP	1,540	Bank of America, NA	04/02/2025	8
USD	1,047	GBP	810	Bank of America, NA	04/02/2025	1
USD	699	GBP	540	Bank of America, NA	04/02/2025	1
GBP	3,523	USD	4,436	BNP Paribas	04/02/2025	115
GBP	141,745	USD	182,957	BNP Paribas	04/02/2025	142
USD	698	GBP	540	Citibank, NA	04/02/2025	—	(h)
GBP	141,745	USD	182,957	Morgan Stanley & Co.	04/02/2025	142
USD	2,966	GBP	2,290	UBS AG London	04/02/2025	8
GBP	7,100	USD	9,160	UBS AG London	04/02/2025	11
USD	764	HKD	5,940	Toronto-Dominion Bank (The)	04/02/2025	1
USD	5,070	JPY	760,010	Bank of America, NA	04/02/2025	3
JPY	8,187,106	USD	54,369	Bank of America, NA	04/02/2025	216
JPY	138,921	USD	925	HSBC Bank plc	04/02/2025	1
USD	56,098	JPY	8,326,027	Morgan Stanley & Co.	04/02/2025	588
JPY	2,760,410	USD	18,379	Morgan Stanley & Co.	04/02/2025	25
JPY	827,170	USD	5,507	Morgan Stanley & Co.	04/02/2025	8
NOK	147,070	USD	13,943	Citibank, NA	04/02/2025	36

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	540	NZD	940	Standard Chartered Bank	04/02/2025	7
PLN	4,250	USD	1,063	Goldman Sachs International	04/02/2025	35
USD	1,053	RON	4,840	Goldman Sachs International	04/02/2025	1
USD	289	RON	1,330	Goldman Sachs International	04/02/2025	—	(h)
USD	10,732	CAD	15,330	Morgan Stanley & Co.	04/22/2025	69
JPY	40,588	USD	270	HSBC Bank plc	04/22/2025	1
USD	93,143	AUD	148,940	Royal Bank of Canada	05/02/2025	55
USD	603	CAD	860	HSBC Bank plc	05/02/2025	5
CHF	300	USD	340	Citibank, NA	05/02/2025	—	(h)
CHF	38	USD	43	Morgan Stanley & Co.	05/02/2025	—	(h)
CHF	2,180	USD	2,473	Morgan Stanley & Co.	05/02/2025	—	(h)
USD	4,966	CHF	4,359	UBS AG London	05/02/2025	21
USD	39,374	CHF	34,560	Westpac Banking Corp.	05/02/2025	169
CZK	16,310	USD	705	Morgan Stanley & Co.	05/02/2025	2
USD	19,146	DKK	131,795	Goldman Sachs International	05/02/2025	9
USD	1,734	DKK	11,937	Morgan Stanley & Co.	05/02/2025	1
USD	25,881	EUR	23,879	Bank of America, NA	05/02/2025	19
USD	703,256	EUR	649,250	Bank of America, NA	05/02/2025	85
EUR	2,479	USD	2,682	Citibank, NA	05/02/2025	3
EUR	48,150	USD	52,097	Citibank, NA	05/02/2025	52
USD	703,249	EUR	649,250	Goldman Sachs International	05/02/2025	78
EUR	1,120	USD	1,212	Morgan Stanley & Co.	05/02/2025	1
EUR	80,000	USD	86,557	Morgan Stanley & Co.	05/02/2025	87
EUR	94,810	USD	102,580	Morgan Stanley & Co.	05/02/2025	104
EUR	1,272	USD	1,377	Morgan Stanley & Co.	05/02/2025	1
USD	703,228	EUR	649,245	Morgan Stanley & Co.	05/02/2025	63
EUR	36,700	USD	39,708	Morgan Stanley & Co.	05/02/2025	40
EUR	143	USD	155	Morgan Stanley & Co.	05/02/2025	—	(h)
USD	703,399	EUR	649,250	UBS AG London	05/02/2025	228
USD	2,941,257	EUR	2,715,193	UBS AG London	05/02/2025	566
USD	218	GBP	168	Bank of America, NA	05/02/2025	1
USD	38,314	GBP	29,577	Bank of America, NA	05/02/2025	111
USD	14,864	GBP	11,474	Bank of America, NA	05/02/2025	43
GBP	7,290	USD	9,409	BNP Paribas	05/02/2025	7
GBP	7,780	USD	10,041	BNP Paribas	05/02/2025	8
GBP	6,290	USD	8,118	Citibank, NA	05/02/2025	6
USD	213,648	GBP	165,034	Citibank, NA	05/02/2025	480
GBP	13,400	USD	17,295	Morgan Stanley & Co.	05/02/2025	13
USD	581,745	GBP	449,362	UBS AG London	05/02/2025	1,321
USD	689	GBP	532	UBS AG London	05/02/2025	2
USD	213,632	GBP	165,034	UBS AG London	05/02/2025	464
USD	776,916	JPY	115,686,526	Deutsche Bank AG	05/02/2025	3,021
USD	11,680	NZD	20,512	Morgan Stanley & Co.	05/02/2025	25
USD	49,235	PLN	190,805	Morgan Stanley & Co.	05/02/2025	24
USD	20,344	RON	93,685	Goldman Sachs International	05/02/2025	12
USD	4,314	SEK	43,176	Bank of New York Mellon	05/02/2025	11
USD	24,617	SEK	246,355	Bank of New York Mellon	05/02/2025	64
USD	15,785	SGD	21,161	Deutsche Bank AG	05/02/2025	9
USD	13,799	HUF	5,143,797	Goldman Sachs International	05/05/2025	15
USD	764	HKD	5,940	UBS AG London	05/06/2025	—	(h)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CNY	39,200	USD	5,418	Brown Brothers Harriman & Co.	05/07/2025	1
USD	343	CLP	319,372	Citibank, NA*	06/18/2025	7
CNH	5,967	USD	826	Goldman Sachs International	06/18/2025	—	(h)
USD	49,444	CNH	356,643	HSBC Bank plc	06/18/2025	97
USD	35,401	IDR	581,844,532	Goldman Sachs International*	06/18/2025	394
USD	800	ILS	2,907	Barclays Bank plc	06/18/2025	16
USD	93,891	KRW	135,958,150	Bank of America, NA*	06/18/2025	1,169
KRW	1,250,120	USD	852	Morgan Stanley & Co.	06/18/2025	—	(h)
USD	1,710	MXN	35,232	Citibank, NA	06/18/2025	6
USD	799	MYR	3,530	Goldman Sachs International*	06/18/2025	1
USD	1,394	MYR	6,136	Goldman Sachs International*	06/18/2025	8
USD	33,180	MYR	145,560	Morgan Stanley & Co.*	06/18/2025	282
USD	212	PEN	778	Citibank, NA*	06/18/2025	1
USD	1,275	SGD	1,689	Bank of America, NA	06/18/2025	13
USD	1,428	THB	48,057	HSBC Bank plc	06/18/2025	3

Total unrealized appreciation						12,268

USD	91,375	AUD	146,890	Bank of America, NA	04/02/2025	(410)
USD	417	AUD	670	Bank of New York Mellon	04/02/2025	(2)
USD	535	AUD	860	Morgan Stanley & Co.	04/02/2025	(2)
AUD	148,940	USD	93,120	Royal Bank of Canada	04/02/2025	(55)
CAD	860	USD	602	HSBC Bank plc	04/02/2025	(5)
USD	4,845	CHF	4,359	Bank of America, NA	04/02/2025	(82)
USD	356	CHF	320	Bank of America, NA	04/02/2025	(5)
USD	40,522	CHF	36,460	Bank of America, NA	04/02/2025	(690)
CHF	4,359	USD	4,948	UBS AG London	04/02/2025	(21)
CHF	34,560	USD	39,233	Westpac Banking Corp.	04/02/2025	(168)
USD	7,980	CNY	58,000	Brown Brothers Harriman & Co.*	04/02/2025	(18)
USD	6,587	CNY	47,900	Brown Brothers Harriman & Co.*	04/02/2025	(19)
CNY	13,756,900	USD	1,897,111	Brown Brothers Harriman & Co.	04/02/2025	(52)
USD	1,876,658	CNY	13,651,000	Brown Brothers Harriman & Co.*	04/02/2025	(5,797)
USD	706	CZK	17,020	Goldman Sachs International	04/02/2025	(31)
USD	27,695	CZK	666,633	Goldman Sachs International	04/02/2025	(1,185)
USD	353	CZK	8,500	Morgan Stanley & Co.	04/02/2025	(16)
USD	9	DKK	68	Citibank, NA	04/02/2025	(—	)(h)
USD	18,406	DKK	131,795	Goldman Sachs International	04/02/2025	(695)
DKK	131,795	USD	19,111	Goldman Sachs International	04/02/2025	(9)
USD	1,553	DKK	11,119	Goldman Sachs International	04/02/2025	(59)
USD	2,115	DKK	15,150	Morgan Stanley & Co.	04/02/2025	(80)
DKK	11,937	USD	1,731	Morgan Stanley & Co.	04/02/2025	(1)
USD	64	DKK	460	Morgan Stanley & Co.	04/02/2025	(2)
USD	669,388	EUR	642,345	Bank of America, NA	04/02/2025	(25,179)
USD	2,498	EUR	2,390	Bank of America, NA	04/02/2025	(86)
EUR	649,250	USD	702,112	Bank of America, NA	04/02/2025	(78)
EUR	23,879	USD	25,839	Bank of America, NA	04/02/2025	(19)
USD	1,804	EUR	1,680	Bank of America, NA	04/02/2025	(12)
USD	25,030	EUR	24,009	Bank of New York Mellon	04/02/2025	(930)
USD	669,356	EUR	642,345	Bank of New York Mellon	04/02/2025	(25,211)
USD	21	EUR	20	Bank of New York Mellon	04/02/2025	(1)
USD	3,567	EUR	3,410	Bank of New York Mellon	04/02/2025	(120)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	5,947	EUR	5,685	Bank of New York Mellon	04/02/2025	(200)
EUR	4,000	USD	4,355	Barclays Bank plc	04/02/2025	(30)
EUR	599	USD	652	Barclays Bank plc	04/02/2025	(4)
USD	126,545	EUR	120,319	Barclays Bank plc	04/02/2025	(3,556)
USD	119,892	EUR	114,337	BNP Paribas	04/02/2025	(3,741)
USD	126,568	EUR	120,319	Citibank, NA	04/02/2025	(3,533)
USD	67,610	EUR	64,272	Citibank, NA	04/02/2025	(1,887)
USD	162	EUR	156	Citibank, NA	04/02/2025	(6)
EUR	40	USD	44	Goldman Sachs International	04/02/2025	(—	)(h)
USD	2,788,883	EUR	2,675,883	Goldman Sachs International	04/02/2025	(104,549)
EUR	649,250	USD	702,105	Goldman Sachs International	04/02/2025	(72)
USD	669,458	EUR	642,355	Goldman Sachs International	04/02/2025	(25,120)
USD	67,604	EUR	64,272	HSBC Bank plc	04/02/2025	(1,893)
USD	247	EUR	229	HSBC Bank plc	04/02/2025	(—	)(h)
USD	1,117	EUR	1,073	HSBC Bank plc	04/02/2025	(43)
EUR	364	USD	396	HSBC Bank plc	04/02/2025	(3)
USD	2,479	EUR	2,380	Morgan Stanley & Co.	04/02/2025	(95)
USD	2,476	EUR	2,350	Morgan Stanley & Co.	04/02/2025	(65)
USD	2,794	EUR	2,683	Morgan Stanley & Co.	04/02/2025	(107)
USD	2,150	EUR	1,991	Morgan Stanley & Co.	04/02/2025	(3)
EUR	854	USD	924	Morgan Stanley & Co.	04/02/2025	(—	)(h)
EUR	649,245	USD	702,087	Morgan Stanley & Co.	04/02/2025	(59)
EUR	2,715,193	USD	2,936,481	UBS AG London	04/02/2025	(544)
EUR	649,250	USD	702,255	UBS AG London	04/02/2025	(221)
USD	4,615	EUR	4,380	UBS AG London	04/02/2025	(122)
USD	669,552	EUR	642,345	UBS AG London	04/02/2025	(25,016)
USD	12,310	EUR	11,820	UBS AG London	04/02/2025	(470)
GBP	29,577	USD	38,317	Bank of America, NA	04/02/2025	(111)
USD	14,490	GBP	11,474	Bank of America, NA	04/02/2025	(332)
USD	35,405	GBP	28,037	Bank of America, NA	04/02/2025	(812)
GBP	11,474	USD	14,865	Bank of America, NA	04/02/2025	(43)
USD	685	GBP	544	Bank of New York Mellon	04/02/2025	(17)
USD	245	GBP	190	Bank of New York Mellon	04/02/2025	(1)
USD	890	GBP	700	Bank of New York Mellon	04/02/2025	(14)
USD	212,248	GBP	168,582	Bank of New York Mellon	04/02/2025	(5,518)
USD	906	GBP	720	BNP Paribas	04/02/2025	(24)
USD	2,593	GBP	2,060	BNP Paribas	04/02/2025	(68)
USD	176,163	GBP	139,915	BNP Paribas	04/02/2025	(4,572)
GBP	165,034	USD	213,662	Citibank, NA	04/02/2025	(480)
USD	10	GBP	8	Citibank, NA	04/02/2025	(—	)(h)
GBP	20	USD	26	Goldman Sachs International	04/02/2025	(—	)(h)
USD	8,486	GBP	6,740	Goldman Sachs International	04/02/2025	(220)
USD	212,257	GBP	168,585	Goldman Sachs International	04/02/2025	(5,513)
USD	176,166	GBP	139,918	Morgan Stanley & Co.	04/02/2025	(4,573)
USD	2,490	GBP	1,970	Morgan Stanley & Co.	04/02/2025	(55)
USD	2,115	GBP	1,680	Morgan Stanley & Co.	04/02/2025	(55)
USD	1,430	GBP	1,110	Toronto-Dominion Bank (The)	04/02/2025	(4)
GBP	165,034	USD	213,646	UBS AG London	04/02/2025	(464)
USD	547,166	GBP	434,492	UBS AG London	04/02/2025	(14,088)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	532	USD	689	UBS AG London	04/02/2025	(2)
GBP	449,362	USD	581,784	UBS AG London	04/02/2025	(1,321)
HKD	5,940	USD	764	UBS AG London	04/02/2025	(—	)(h)
USD	13,353	HUF	5,143,797	Citibank, NA	04/02/2025	(456)
HUF	5,143,797	USD	13,823	Goldman Sachs International	04/02/2025	(13)
USD	787,640	JPY	118,288,396	Deutsche Bank AG	04/02/2025	(1,001)
JPY	115,686,526	USD	774,299	Deutsche Bank AG	04/02/2025	(3,004)
USD	1,502	JPY	225,700	UBS AG London	04/02/2025	(3)
USD	13,042	NOK	147,070	Bank of America, NA	04/02/2025	(937)
USD	10,970	NZD	19,572	Bank of America, NA	04/02/2025	(142)
NZD	20,512	USD	11,672	Morgan Stanley & Co.	04/02/2025	(26)
USD	48,839	PLN	195,055	Bank of America, NA	04/02/2025	(1,525)
PLN	190,805	USD	49,291	Morgan Stanley & Co.	04/02/2025	(24)
USD	18,273	RON	87,515	Goldman Sachs International	04/02/2025	(737)
RON	93,685	USD	20,362	Goldman Sachs International	04/02/2025	(12)
SEK	246,355	USD	24,573	Bank of New York Mellon	04/02/2025	(64)
SEK	43,176	USD	4,306	Bank of New York Mellon	04/02/2025	(11)
USD	6	SEK	64	Citibank, NA	04/02/2025	(1)
USD	3,838	SEK	41,222	Goldman Sachs International	04/02/2025	(263)
USD	22,937	SEK	246,355	Goldman Sachs International	04/02/2025	(1,571)
USD	176	SEK	1,890	Morgan Stanley & Co.	04/02/2025	(12)
SGD	21,161	USD	15,759	Deutsche Bank AG	04/02/2025	(10)
USD	15,717	SGD	21,161	Royal Bank of Canada	04/02/2025	(33)
THB	1,022,950	USD	30,174	Goldman Sachs International	04/02/2025	(20)
USD	29,995	THB	1,022,950	Goldman Sachs International	04/02/2025	(158)
IDR	6,000,000	USD	362	Brown Brothers Harriman & Co.	04/09/2025	(—	)(h)
USD	6,190	AUD	9,961	HSBC Bank plc	04/22/2025	(35)
CAD	1,147	USD	803	Citibank, NA	04/22/2025	(5)
USD	1,482	CHF	1,337	Morgan Stanley & Co.	04/22/2025	(34)
USD	894	CZK	22,045	HSBC Bank plc	04/22/2025	(62)
USD	638	DKK	4,607	HSBC Bank plc	04/22/2025	(31)
USD	405	HUF	163,362	Barclays Bank plc	04/22/2025	(33)
JPY	102,704	USD	699	Goldman Sachs International	04/22/2025	(13)
JPY	100,088	USD	671	Morgan Stanley & Co.	04/22/2025	(2)
USD	647	JPY	100,263	Morgan Stanley & Co.	04/22/2025	(23)
USD	314	NOK	3,560	Morgan Stanley & Co.	04/22/2025	(24)
USD	774	NZD	1,378	Morgan Stanley & Co.	04/22/2025	(8)
USD	787	PLN	3,307	Goldman Sachs International	04/22/2025	(66)
USD	432	RON	2,103	Goldman Sachs International	04/22/2025	(25)
USD	1,012	SEK	11,254	Morgan Stanley & Co.	04/22/2025	(109)
USD	1,346	AUD	2,160	Morgan Stanley & Co.	05/02/2025	(4)
USD	29,991	CZK	692,153	Goldman Sachs International	05/02/2025	(13)
USD	2,076	DKK	14,357	Deutsche Bank AG	05/02/2025	(9)
USD	7	DKK	50	Morgan Stanley & Co.	05/02/2025	(—	)(h)
USD	131,507	EUR	121,706	Barclays Bank plc	05/02/2025	(306)
USD	131,454	EUR	121,706	Citibank, NA	05/02/2025	(359)
USD	68,190	EUR	63,133	Citibank, NA	05/02/2025	(186)
EUR	278	USD	301	HSBC Bank plc	05/02/2025	(—	)(h)
USD	68,237	EUR	63,133	HSBC Bank plc	05/02/2025	(139)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	123,524	EUR	114,337	Morgan Stanley & Co.	05/02/2025	(309)
USD	182,945	GBP	141,745	BNP Paribas	05/02/2025	(142)
USD	182,944	GBP	141,745	Morgan Stanley & Co.	05/02/2025	(143)
USD	54,553	JPY	8,187,106	Bank of America, NA	05/02/2025	(216)
JPY	1,423,490	USD	9,551	Morgan Stanley & Co.	05/02/2025	(29)
USD	13,944	NOK	147,070	Citibank, NA	05/02/2025	(36)
SEK	1,040	USD	104	Morgan Stanley & Co.	05/02/2025	(—	)(h)
SEK	250	USD	25	Morgan Stanley & Co.	05/02/2025	(—	)(h)
USD	216	SGD	290	Morgan Stanley & Co.	05/02/2025	(—	)(h)
USD	373	SGD	500	Morgan Stanley & Co.	05/02/2025	(—	)(h)
USD	30,211	THB	1,022,950	Goldman Sachs International	05/02/2025	(4)
USD	927	THB	31,410	Goldman Sachs International	05/02/2025	(1)
USD	1,901,216	CNY	13,756,900	Brown Brothers Harriman & Co.*	05/07/2025	(539)
KRW	307,699	USD	214	HSBC Bank plc	06/18/2025	(4)

Total unrealized depreciation						(283,598)

Net unrealized appreciation (depreciation)						(271,330)

*	Non-deliverable forward.

OTC Interest Rate Swaps contracts outstanding as of March 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(63)	(63)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR	1,030	—		5	5
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR	2,300	—		8	8
CFETS China Fixing Repo Rates 7 Day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY	7,000	—		38	38

Total							(—	)(h)	(12)	(12)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Israel Tel Aviv Interbank Offered 3 Month	4.22% annually	Pay	05/17/2029	ILS	1,820	(—	)(h)	18	18
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi- annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(5)	(5)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.24% annually	Pay	02/02/2026	JPY	120,000	—	(h)	(3)	(3)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	400,000	(32)		(30)	(62)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		(66)	(228)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.65% annually	Pay	07/08/2029	JPY	365,000	(—	)(h)	(31)	(31)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	25,000	6		2	8
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		51	308
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi- annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(45)	(45)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(39)		(24)	(63)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(98)		(48)	(146)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.01% annually	Pay	07/08/2034	JPY	200,000	(95)		(55)	(150)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.10% annually	Pay	07/08/2035	JPY	140,000	(26)		11	(15)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)	(54)	(132)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(225)	(95)	(320)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.55% annually	Pay	07/08/2044	JPY	250,000	(2)	(43)	(45)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.60% annually	Pay	07/08/2045	JPY	30,000	(4)	(1)	(5)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	115,000	(142)	(68)	(210)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	07/08/2054	JPY	195,000	(8)	(40)	(48)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2054	JPY	255,000	(462)	(120)	(582)
BBSW ASX Australian 6 Month	2.50% semi- annually	Pay	12/03/2025	AUD	3,390	269	(308)	(39)
BBSW ASX Australian 6 Month	2.55% semi- annually	Pay	12/03/2026	AUD	770	(27)	13	(14)
BBSW ASX Australian 6 Month	2.60% semi- annually	Pay	12/03/2027	AUD	11,365	(267)	(10)	(277)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/03/2030	AUD	1,035	144	(190)	(46)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/03/2031	AUD	1,270	(82)	14	(68)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	485	(42)	8	(34)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	3,695	(326)	69	(257)
BBSW ASX Australian 6 Month	2.85% semi- annually	Pay	12/03/2034	AUD	520	(45)	6	(39)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Canadian Overnight Repo Rate Average	3.85% semi- annually	Pay	12/03/2026	CAD	4,285	2	78	80
Canadian Overnight Repo Rate Average	3.65% semi- annually	Pay	12/03/2027	CAD	10,850	133	132	265
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2029	CAD	4,780	88	76	164
Canadian Overnight Repo Rate Average	3.45% semi- annually	Pay	12/03/2032	CAD	3,490	40	105	145
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2033	CAD	800	(2)	38	36
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2034	CAD	4,115	107	84	191
Canadian Overnight Repo Rate Average	3.55% semi- annually	Pay	12/03/2042	CAD	1,895	56	45	101
Canadian Overnight Repo Rate Average	3.40% semi- annually	Pay	12/03/2049	CAD	480	(1)	25	24
Canadian Overnight Repo Rate Average	3.35% semi- annually	Pay	12/03/2051	CAD	220	9	2	11
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2052	CAD	1,510	36	33	69
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2053	CAD	860	23	19	42
Canadian Overnight Repo Rate Average	3.25% semi- annually	Pay	12/03/2054	CAD	275	(2)	14	12
CFETS China Fixing Repo Rates 7 day	2.30% quarterly	Pay	05/11/2025	CNY	19,045	12	(10)	2
CFETS China Fixing Repo Rates 7 day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	— (h)	7	7
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	05/11/2026	CNY	23,000	35	(8)	27
CFETS China Fixing Repo Rates 7 day	2.60% quarterly	Pay	05/11/2028	CNY	91,220	206	190	396
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	12/06/2028	CNY	5,000	11	9	20
CFETS China Fixing Repo Rates 7 day	2.65% quarterly	Pay	05/10/2029	CNY	134,160	775	16	791
CFETS China Fixing Repo Rates 7 day	1.59% quarterly	Pay	12/02/2029	CNY	18,000	—	(1)	(1)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	12/12/2029	CNY	22,900	2	(17)	(15)
Colombia IBR Overnight Nominal Interbank Reference Rate	7.81% quarterly	Pay	05/21/2029	COP	1,000,000	— (h)	(6)	(6)
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	— (h)	(101)	(101)
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2034	DKK	1,000	6	2	8
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2035	DKK	270	2	— (h)	2
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	03/20/2031	CZK	13,830	(13)	10	(3)
Czech Interbank Offered Rates 6 Month	3.55% annually	Pay	09/10/2034	CZK	1,325	(1)	1	— (h)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(379)	(561)
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.82% annually	Pay	11/28/2030	PLN	1,000	— (h)	1	1
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.35% annually	Pay	05/11/2031	PLN	1,690	(14)	14	— (h)
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.50% annually	Pay	05/11/2035	PLN	345	(5)	4	(1)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	— (h)	(15)	(15)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	— (h)	10	10
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)	(2)	(10)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	— (h)	(120)	(120)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(82)	(208)	(290)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)	25	12
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,868,660	(16)	65	49
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	— (h)	42	42
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2034	KRW	2,961,000	7	78	85
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	2,076,000	57	14	71
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)	12	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Mexico Interbank TIIE 1 Day	9.10% Lunar Month	Pay	12/06/2034	MXN	4,625	4		7	11
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	05/06/2031	HUF	60,000	4		2	6
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.25% annually	Pay	09/10/2034	HUF	10,335	(1)		1	— (h)
Norway Interbank Offered Rate Fixing 6 Month	4.00% annually	Pay	07/10/2032	NOK	1,165	(—	)(h)	1	1
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2034	NOK	1,300	3		(3)	— (h)
NZD Bank Bill 3 Month	4.24% semi- annually	Pay	06/30/2032	NZD	500	(7)		16	9
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi- annually	Pay	05/08/2034	NZD	250	5		1	6
Singapore Domestic Interbank Overnight Rate Average	2.65% semi- annually	Pay	09/10/2030	SGD	400	1		5	6
Singapore Domestic Interbank Overnight Rate Average	3.24% semi- annually	Pay	05/03/2034	SGD	300	4		11	15
Singapore Domestic Interbank Overnight Rate Average	2.45% semi- annually	Pay	09/10/2034	SGD	200	(3)		3	— (h)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(58)	(58)
SONIA Interest Rate Benchmark	1.00% annually	Pay	05/08/2026	GBP	1,330	(115)		(4)	(119)
SONIA Interest Rate Benchmark	1.10% annually	Pay	05/08/2029	GBP	2,010	(308)		(61)	(369)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,148		(162)	986
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2031	GBP	1,145	(19)		43	24
SONIA Interest Rate Benchmark	3.85% annually	Pay	05/08/2032	GBP	450	(—	)(h)	(13)	(13)
SONIA Interest Rate Benchmark	1.15% annually	Pay	05/08/2033	GBP	165	(50)		—	(50)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2035	GBP	615	(11)		(14)	(25)
SONIA Interest Rate Benchmark	1.20% annually	Pay	05/08/2038	GBP	345	(140)		(12)	(152)
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2039	GBP	1,470	(28)		129	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2039	GBP	1,080	(468)	(28)		(496)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381	111		492
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	300	(1,429)		(1,129)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2048	GBP	1,155	(638)	(98)		(736)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2054	GBP	820	(8)	(94)		(102)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2054	GBP	950	(579)	(97)		(676)
Stockholm Interbank Offered Rates 3 Month	3.15% annually	Pay	07/10/2032	SEK	2,000	11	(3)		8
Stockholm Interbank Offered Rates 3 Month	3.10% annually	Pay	07/10/2035	SEK	470	2	(—	)(h)	2
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80	102		182
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	260	— (h)	(7)		(7)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	— (h)	54		54
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2034	CHF	440	41	27		68
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2035	CHF	105	18	(1)		17
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(23)		(23)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	04/23/2034	THB	15,000	— (h)	39		39
Thailand Overnight Repo Rate ON	2.35% quarterly	Pay	09/10/2034	THB	18,540	3	21		24
Thailand Overnight Repo Rate ON	2.17% quarterly	Pay	12/16/2034	THB	7,000	(1)	7		6
United States SOFR	1.75% annually	Pay	06/15/2025	USD	15,200	(730)	261		(469)
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	129	(42)		87
United States SOFR	3.75% annually	Pay	12/18/2026	USD	21,400	142	(197)		(55)
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	448	(178)		270
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	578		578
United States SOFR	1.50% semi- annually	Pay	12/15/2028	USD	27,300	(3,606)	1,367		(2,239)
United States SOFR	4.25% annually	Receive	03/20/2029	USD	15,800	(512)	174		(338)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	18,000	256	(230)	26
United States SOFR	3.50% annually	Receive	12/20/2030	USD	14,000	484	(309)	175
United States SOFR	3.75% annually	Pay	06/20/2031	USD	19,200	(122)	(4)	(126)
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	14	3	17
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(1,146)	1,003
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,800	171	(117)	54
United States SOFR	3.75% annually	Pay	12/18/2034	USD	1,000	1	(6)	(5)
United States SOFR	3.25% annually	Receive	03/19/2035	USD	11,100	729	(223)	506
United States SOFR	3.25% annually	Receive	06/18/2035	USD	11,200	486	9	495
United States SOFR	3.25% annually	Receive	12/20/2053	USD	7,200	834	(73)	761
United States SOFR	3.50% annually	Receive	12/18/2054	USD	4,500	(53)	325	272

Total						228	(2,095)	(1,867)

(a)	Value of floating rate index as of March 31, 2025 was as follows:

FLOATING RATE INDEX
Bank of Israel Tel Aviv Interbank Offered 3 Month	4.49%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.48%
BBSW ASX Australian 6 Month	4.30%
Canadian Overnight Repo Rate Average	2.77%
CFETS China Fixing Repo Rates 7 day	2.25%
Colombia IBR Overnight Nominal Interbank Reference Rate	8.97%
Copenhagen Interbank Offered Rates 6 Month	2.34%
Czech Interbank Offered Rates 6 Month	3.61%
ESTR Volume Weighted Trimmed Mean Rate	2.42%
GPW Benchmark WIBID/WIBOR PLN 6 Months	5.66%
KRW Certificate of Deposit 3 Month	2.84%
Mexico Interbank TIIE 1 Day	9.05%
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.53%
NZFM New Zealand Bank Bill 3 Month FRA	4.40%
Norway Interbank Offered Rate Fixing 6 Month	4.67%
NZD Bank Bill 3 Month	3.60%
Singapore Domestic Interbank Overnight Rate Average	2.14%
SONIA Interest Rate Benchmark	4.46%
Stockholm Interbank Offered Rates 3 Month	2.36%
Swiss Average Rate ON Intraday Value	0.21%
Thailand Overnight Repo Rate ON	1.99%
United States SOFR	4.41%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Put Interest Rate Swaption contracts on securities as of March 31, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Barclays Bank plc	1,000	28	5.00	10/14/2025	$2
10-Year Swaption, United States SOFR	Barclays Bank plc	20,000	388	5.00	07/22/2025	9
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	115

						126

Purchased Call Interest Rate Swaption contracts on securities as of March 31, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Barclays Bank plc	34,000	464	3.16	06/04/2025	78
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	114

						192

Total Purchased Interest Rate Swaptions contracts (Premiums Received $567)						318

Written Put Interest Rate Swaption contracts on securities as of March 31, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Barclays Bank plc	(21,000)	(575)	3.91	06/04/2025	(108)
10-Year Swaption, United States SOFR	Bank of America, NA	(7,000)	(128)	4.45	04/07/2025	(—	)(h)
10-Year Swaption, United States SOFR	Bank of America, NA	(8,000)	(152)	4.53	04/07/2025	(—	)(h)
10-Year Swaption, United States SOFR	Deutsche Bank AG	(4,800)	(100)	4.46	04/07/2025	(—	)(h)

						(108)

Total Written Interest Rate Swaptions contracts (Premiums Paid $232)						(108)

Reverse Repurchase Agreements

COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY
Citigroup Global Markets Inc.	4.45%	3/13/2025	4/14/2025	(103,437)	(103,680)	103,680	—
Citigroup Global Markets Inc.	4.47%	3/21/2025	4/21/2025	(3,993)	(3,998)	3,998	—
Citigroup Global Markets Inc.	4.46%	3/26/2025	4/2/2025	(2,992)	(2,994)	2,994	—
Citigroup Global Markets Inc.	4.50%	3/31/2025	4/2/2025	(2,411)	(2,411)	2,411	—

					(113,083)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(9,403)	(103,680)	—	(113,083)

Payable for Reverse Repurchase Agreements

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2025.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ESTR	—	Euro short-term rate
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GPW	—	Polish Stock Market
IBOR	—	Interbank Offered Rate
IBR	—	Indicador Bancario de Referencia
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
NZFM	—	New Zealand Financial Markets
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2025.
TBA	—	To Be Announced
TIIE	—	Interbank Equilibrium Interest Rate
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
WIBID	—	Warsaw Interbank Bid Rate
WIBOR	—	Warsaw Interbank Offered Rate
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of March 31, 2025.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025
(ee)	—	Approximately $2,644 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $1,412 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(hh)	—	Approximately $1,253 of these investments are restricted as collateral for TBAs to various brokers.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(ii)	—	Approximately $3,818 of these investments are restricted as collateral for forwards to Bank of America NA and BNP PARIBAS S.A.
(jj)	—	Approximately $14,405 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 97.7% (t)
Alabama — 4.2%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	985
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,216
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,048
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,058
Alabama Housing Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.45%, 10/01/2044	760	744
Rev., GNMA/FNMA/FHLMC, 5.75%, 04/01/2055	3,350	3,617
Series D, Rev., GNMA/FNMA/FHLMC, 5.75%, 10/01/2055	2,565	2,776
Alabama Housing Finance Authority, Cooper Green Homes Project, Rev., 5.00%, 02/01/2029 (z)	260	272
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	6,860
Series A, Rev., 5.00%, 11/01/2039	10,000	10,622
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,011
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	6,548
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,225
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	12,815
Black Belt Energy Gas District,
Rev., 4.00%, 06/01/2051 (z)	23,030	23,041
Rev., 5.00%, 05/01/2055 (z)	24,270	25,633
Series A, Rev., 5.25%, 05/01/2055 (z)	2,000	2,139
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	1,999
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 3.52%, 04/01/2053 (aa)	9,250	8,960
Series B, Rev., 5.00%, 10/01/2055 (z)	14,845	15,541
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	4,845	5,181
Series C1, Rev., 5.25%, 02/01/2053 (z)	9,000	9,417
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,374
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,800	1,814
Series D, Rev., 5.00%, 03/01/2055 (z)	7,000	7,474
Black Belt Energy Gas District, Gas Project,
Series D1, Rev., 5.50%, 06/01/2049 (z)	7,100	7,485
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,164
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	13,197
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	4,877
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	6,831
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,017
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	9,005	9,055
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,184
County of Jefferson AL, Rev., 4.00%, 09/15/2036	2,590	2,540
County of Jefferson Sewer Revenue, Warrants,
Rev., 5.00%, 10/01/2035	4,015	4,350
Rev., 5.00%, 10/01/2036	1,455	1,568
Rev., 5.00%, 10/01/2037	8,685	9,329
Rev., 5.00%, 10/01/2038	2,190	2,337
Rev., 5.00%, 10/01/2039	3,285	3,489
Rev., 5.25%, 10/01/2049	3,805	3,924

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Energy Southeast A Cooperative District,
Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,617
Series B1, Rev., 5.75%, 04/01/2054 (z)	650	714
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,184
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,165
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,623
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,042
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,628
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,660
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,644
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,082
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 3.30%, 07/15/2034 (z)	4,000	4,005
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,257
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,816
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	5,800	5,729
Mobile County Industrial Development Authority, AM/NS Calvert LLC, Rev., AMT, 4.75%, 12/01/2054	13,360	12,619
Selma Industrial Development Board, Rev., 3.45%, 11/01/2033 (z)	2,150	2,111
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	994
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,418
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	20,485	21,464
Southeast Energy Authority A Cooperative District, Project #4, Series B1, Rev., 5.00%, 05/01/2053 (z)	4,935	5,099
Southeast Energy Authority A Cooperative District, Project #6,
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,339
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,511
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,562
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	8,830	8,753
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,932
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,786
Southeast Energy Authority, A Cooperative District,
Series A, Rev., 5.00%, 11/01/2035	12,970	13,385
Series A, Rev., 5.00%, 01/01/2056 (z)	10,315	10,743
Series B, Rev., 5.25%, 03/01/2055 (z)	11,180	11,734
Series C, Rev., 5.00%, 11/01/2055 (z)	23,330	24,803
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,761
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,926
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley, 3.17%, 02/01/2053 (e) (z)	10,000	10,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,599

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,761
University of South Alabama,
Rev., AGM, 4.00%, 11/01/2035	2,000	1,933
Rev., BAM, 5.25%, 04/01/2054	2,845	2,990
Water Works Board of the City of Birmingham (The), Rev., 3.75%, 09/01/2026 (e)	2,690	2,679

		500,785

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,210	1,194
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	4,922
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	997
Rev., 5.00%, 12/01/2032	945	1,021
State of Alaska,
GO, 5.00%, 08/01/2033	2,000	2,240
GO, 5.00%, 08/01/2034	1,125	1,267
GO, 5.00%, 08/01/2035	2,000	2,233
State of Alaska International Airports System,
Series A, Rev., 5.00%, 10/01/2034	1,080	1,198
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,009
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,080
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,330

		23,491

Arizona — 1.4%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,571
Arizona Industrial Development Authority,
Rev., 4.00%, 07/01/2061	3,000	2,461
Series 2019-2, Rev., 3.63%, 05/20/2033	1,395	1,312
Series A, Rev., 4.00%, 09/01/2035	225	223
Series A, Rev., 4.00%, 09/01/2036	250	248
Arizona Industrial Development Authority, Greathearts Arizona Project, Series A, Rev., 5.00%, 07/01/2026	125	127
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,697
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,202
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	420	385
Rev., 4.00%, 12/15/2041 (e)	500	440
Rev., 4.00%, 12/15/2051 (e)	700	561
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	3,021
Arizona Industrial Development Authority, The Acacia at Youngtown, Rev., 5.00%, 11/01/2058 (z)	4,780	4,922
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,135
Series C, Rev., 5.00%, 07/01/2042	2,000	2,025
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	103

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Series B, Rev., 5.00%, 07/01/2042	2,000	2,036
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,059
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,930
City of Glendale AZ, Rev., 5.00%, 07/01/2038	5,190	5,733
City of Mesa, GO, 5.00%, 07/01/2042	2,665	2,850
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,054
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,063
Series A, Rev., 5.00%, 07/01/2031	2,000	2,122
Series A, Rev., 5.00%, 07/01/2032	1,000	1,058
Series A, Rev., 5.00%, 07/01/2034	3,785	4,052
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,026
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,553
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,081
City of Phoenix, Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,641
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,491
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	534
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,053
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	952
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2025 (e)	2,555	2,553
Rev., 4.00%, 06/15/2027 (e)	2,680	2,666
Rev., 4.00%, 06/15/2030 (e)	1,510	1,476
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,057
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	4,792
Maricopa County Industrial Development Authority, Banner Health,
Rev., 5.00%, 01/01/2053 (z)	2,925	3,085
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,240
Series A, Rev., 4.00%, 01/01/2041	4,000	3,864
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,175
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,415
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	21,485
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,181
Maricopa County Unified School District No. 97-Deer Valley, Series E, GO, 5.00%, 07/01/2025	500	503
Salt River Project Agricultural Improvement & Power District,
Rev., 5.00%, 05/01/2039	3,740	4,135
Series A, Rev., 5.00%, 12/01/2036	5,000	5,017
Series A, Rev., 5.00%, 12/01/2045	3,200	3,211
Salt River Project Agricultural Improvement & Power District, Salt River Project,
Series A, Rev., 5.00%, 01/01/2026	3,000	3,050
Series B, Rev., 5.00%, 01/01/2044	3,325	3,551
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	444
Sierra Vista Industrial Development Authority, Rev., 5.00%, 06/15/2044 (e)	750	736
The Industrial Development Authority of the City of Phoenix Arizona, Memorial Towers Project, Rev., HUD, 3.35%, 12/01/2027	345	345

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
The Industrial Development Authority of the City of Phoenix Arizona, Republic Services, Inc., Rev., AMT, 3.70%, 12/01/2035 (z)	8,880	8,879
The University of Arizona, Stimulus Plan For Economic,
Rev., BAM, 5.00%, 08/01/2029	1,850	2,003
Rev., BAM, 5.00%, 08/01/2033	3,515	3,959
Yuma Industrial Development Authority,
Rev., AGC, 4.00%, 08/01/2049	4,420	4,164
Rev., AGC, 5.25%, 08/01/2042	1,495	1,619
Rev., AGC, 5.25%, 08/01/2044	1,915	2,041
Rev., 5.25%, 08/01/2049	7,000	7,343

		164,710

Arkansas — 0.1%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	560
Arkansas Development Finance Authority, Big River Steel Project,
Rev., AMT, 4.50%, 09/01/2049 (e)	3,130	2,978
Rev., AMT, 4.75%, 09/01/2049 (e)	7,000	6,745
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	3,072

		13,355

California — 8.5%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	67
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,819
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,788
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,304
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	1,960
Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 3.32%, 04/01/2056 (aa)	2,675	2,665
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 3.28%, 04/01/2056 (aa)	5,000	4,927
Burbank-Glendale-Pasadena Airport Authority Brick Campaign,
Rev., AMT, 5.25%, 07/01/2040	950	1,016
Rev., AMT, 5.25%, 07/01/2049	5,870	6,075
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,110
California Community Choice Financing Authority,
Rev., 5.00%, 01/01/2055 (z)	9,335	9,791
Series B1, Rev., 4.00%, 02/01/2052 (z)	17,880	17,870
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	17,000	18,079
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,885
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	8,685	9,091
Rev., 5.00%, 12/01/2053 (z)	6,160	6,432
Rev., 5.00%, 02/01/2054 (z)	3,245	3,429
Rev., 5.25%, 01/01/2054 (z)	17,625	18,417
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	17,825	18,905

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Community Choice Financing Authority, Sustainable Bond, Series A, Rev., 5.00%, 01/01/2056 (z)	10,560	11,093
California Community Choice Financing Authority, Sustainable Bond Clean Energy, Rev., 5.50%, 10/01/2054 (z)	2,205	2,375
California Community Choice Financing Authority, Sustainable Bonds, Series F, Rev., 5.00%, 02/01/2055 (z)	5,670	6,039
California Community Choice Financing Authority, Sustainable Bonds Clean Energy,
Rev., 5.00%, 08/01/2055 (z)	11,405	12,036
Rev., 5.00%, 01/01/2056 (z)	31,460	34,121
California Community Choice Financing Authority, Variable Sustainable Bond, Rev., 5.00%, 11/01/2055 (z)	24,960	26,135
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	360
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	271
Rev., 5.00%, 06/01/2032	250	265
Rev., 5.00%, 06/01/2033	300	317
Rev., 5.00%, 06/01/2049	185	185
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	202
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	956
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,066
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	3,765	3,327
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,014
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2037	3,000	2,982
Series A, Rev., 4.00%, 04/01/2038	3,500	3,456
Series A, Rev., 5.00%, 04/01/2033	3,000	3,236
California Health Facilities Financing Authority, Episcopal Communities & Service,
Rev., 5.00%, 11/15/2038	570	598
Rev., 5.00%, 11/15/2043	570	584
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente,
Series A2, Rev., 4.00%, 11/01/2044	3,000	2,843
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,650
Series A-2, Rev., 4.00%, 11/01/2038	6,270	6,214
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,191
California Health Facilities Financing Authority, Stanford Health Care,
Rev., 3.00%, 08/15/2054 (z)	5,000	4,998
Series A, Rev., 5.00%, 11/15/2030	2,000	2,106
California Health Facilities Financing Authority, Sutter Health,
Series A, Rev., 4.00%, 11/15/2048	2,240	2,124
Series A, Rev., 5.00%, 08/15/2043 (p)	465	469
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,061
California Housing Finance Agency,
Rev., 3.25%, 08/20/2036	9,142	8,367

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Rev., 3.50%, 11/20/2035	2,863	2,734
Rev., 4.25%, 01/15/2035	2,279	2,283
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	425	435
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,001
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.57%, 12/01/2050 (aa)	1,370	1,365
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,259
California Infrastructure & Economic Development Bank, Sustainable Bond Subordinated B, Rev., AMT, 9.50%, 01/01/2065 (e)	4,850	4,847
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	633
California Municipal Finance Authority, Draw Down Waste Management, Rev., AMT, 4.80%, 11/01/2041 (z)	1,460	1,461
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	945
Rev., 4.00%, 09/15/2035	960	982
Rev., 4.00%, 09/15/2036	1,000	1,018
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	4,350	4,426
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	542
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,012
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	757
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,960	2,616
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,474
California Municipal Finance Authority, View At Sanitary Bruno, Series A1, Rev., 5.00%, 06/01/2056 (z)	835	884
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 3.75%, 10/01/2045 (z)	1,605	1,605
Rev., AMT, 3.75%, 11/01/2046 (z)	3,750	3,749
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,660
California Pollution Control Financing Authority, Plant Bonds,
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,501
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	5,975
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,319
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 4.10%, 11/01/2042 (e) (z)	15,000	15,001
California Public Finance Authority, Series A, Rev., 6.20%, 06/01/2044 (e)	5,150	4,944
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	329
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,014
California School Finance Authority, Rev., 5.00%, 07/01/2046 (e)	1,500	1,505
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,236

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California State Public Works Board, Series H, Rev., 5.00%, 12/01/2026	1,000	1,016
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,257
Rev., 4.00%, 11/01/2031	1,000	1,009
Rev., 5.00%, 11/01/2026	565	585
Series D, Rev., 4.00%, 11/01/2037	1,000	1,010
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,758
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,003
California Statewide Communities Development Authority,
Rev., 5.00%, 12/01/2034	1,750	2,001
Series B, Special Assessment, 4.00%, 09/02/2040	570	520
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., AGM, 5.13%, 08/15/2047	500	522
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,581
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	2,000	2,034
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,067
Rev., 5.50%, 12/01/2054	1,100	1,100
Series A, Rev., 5.00%, 12/01/2026 (e)	300	307
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	2,006
Series A, Rev., 5.25%, 12/01/2056 (e)	9,750	9,760
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	453
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,000	1,013
Central Valley Energy Authority, Rev., 5.00%, 12/01/2055 (z)	21,685	23,468
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	87
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services,
Special Tax, 4.00%, 09/01/2031 (e)	300	301
Special Tax, 4.00%, 09/01/2036 (e)	155	149
City & County of San Francisco Special Tax District No. 2020-1, Special Tax,
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,160
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	193
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,032
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,036
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,527
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	21,982
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,042
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,415
Series B, Rev., 5.00%, 05/15/2034	1,600	1,743
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,258

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,241
Rev., AMT, 5.25%, 05/15/2047	4,000	4,133
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	4,852
City of Los Angeles Department of Airports, Subordinate,
Series B, Rev., 5.00%, 05/15/2040	900	968
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,364
Series C, Rev., 5.00%, 05/15/2038	2,000	2,003
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,686
Series D, Rev., AMT, 5.00%, 05/15/2028	500	522
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,723
Series E, Rev., 5.00%, 05/15/2039	1,510	1,582
Series E, Rev., 5.00%, 05/15/2044	1,000	1,034
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,273
Rev., AMT, 5.00%, 05/15/2029	1,000	1,053
Rev., 5.00%, 05/15/2036	1,000	1,064
Rev., AMT, 5.25%, 05/15/2038	1,735	1,784
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,202
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,102
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,043
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport,
Rev., AMT, 3.25%, 05/15/2049	3,000	2,224
Series D, Rev., AMT, 4.00%, 05/15/2051	23,000	20,117
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,738
City of Los Angeles Department of Airports, Sustainable Bonds,
Rev., AMT, 5.00%, 05/15/2034 (w)	850	910
Rev., AMT, 5.00%, 05/15/2035 (w)	3,000	3,212
Rev., AMT, 5.50%, 05/15/2055 (w)	3,335	3,549
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	1,952
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	513
City of Roseville,
Special Tax, 4.00%, 09/01/2040	1,000	946
Special Tax, 5.00%, 09/01/2035	1,160	1,201
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,321
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	1,952
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,147
Series A, Rev., 5.00%, 05/01/2039	1,110	1,200
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	464
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,992

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,551
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	786
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	878
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	111
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	555
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,356
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	5,995	5,039
CSCDA Community Improvement Authority, Altana-Glendale Sustainable Bond, Rev., 4.00%, 10/01/2056 (e)	1,000	773
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	203
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	362
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,580
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	580	573
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,246
East County Advanced Water Purification Joint Powers Authority, Rev., 5.00%, 09/01/2026	2,000	2,055
East Side Union High School District, 2014 Election Education Tech, Series D, GO, 5.00%, 08/01/2025	400	403
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,185
FHLMC Multifamily ML Certificates,
Rev., 0.00%, 12/25/2036 (z)	1,760	1,753
Rev., 4.55%, 08/25/2040 (z)	3,585	3,648
Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	329	262
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,210
Fremont Unified School District, Series D, GO, 3.00%, 08/01/2033	1,205	1,148
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,210
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	10,000	1,073
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,645
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,273
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,058
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	625	660
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,257
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,004
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	834
Los Angeles Department of Water, Series B, Rev., 5.00%, 07/01/2037	740	765

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,069
Series A, Rev., 5.00%, 07/01/2036	1,000	1,095
Series A, Rev., 5.00%, 07/01/2037	645	702
Series B, Rev., 5.00%, 07/01/2035	835	909
Series B, Rev., 5.00%, 07/01/2036	1,000	1,094
Series B, Rev., 5.00%, 07/01/2037	500	538
Series B, Rev., 5.00%, 07/01/2038	855	924
Series B, Rev., 5.00%, 07/01/2039	680	723
Series C, Rev., 5.00%, 07/01/2033	1,980	2,190
Series C, Rev., 5.00%, 07/01/2038	900	958
Series C, Rev., 5.00%, 07/01/2039	500	537
Series C, Rev., 5.00%, 07/01/2040	1,515	1,617
Series C, Rev., 5.00%, 07/01/2041	810	856
Series E, Rev., 5.00%, 07/01/2035	525	580
Series E, Rev., 5.00%, 07/01/2036	520	567
Series E, Rev., 5.00%, 07/01/2037	1,605	1,741
Series E, Rev., 5.00%, 07/01/2039	1,235	1,323
Series E, Rev., 5.00%, 07/01/2048	1,000	1,033
Series E, Rev., 5.00%, 07/01/2053	500	513
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,043
Los Angeles Department of Water & Power, Power System Revenue Bonds,
Rev., 5.00%, 07/01/2033	315	341
Rev., 5.00%, 07/01/2039	500	528
Los Angeles Department of Water & Power, Water System Revenue,
Series A, Rev., 5.00%, 07/01/2036	700	767
Series A, Rev., 5.00%, 07/01/2039	1,000	1,073
Series B, Rev., 5.00%, 07/01/2037	600	657
Series B, Rev., 5.00%, 07/01/2039	1,445	1,560
Series B, Rev., 5.00%, 07/01/2042	1,100	1,163
Series B, Rev., 5.00%, 07/01/2047	500	513
Los Angeles Unified School District,
GO, 4.00%, 07/01/2049	2,000	1,928
Series A, GO, 3.00%, 01/01/2034	2,000	1,878
Series C, GO, 4.00%, 07/01/2036	1,000	1,024
Series C, GO, 4.00%, 07/01/2038	1,860	1,885
Series C, GO, 5.00%, 07/01/2026	2,285	2,352
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	106
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	566
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,386
Metropolitan Water District of Southern California,
Rev., 5.00%, 07/01/2037 (z)	550	603
Rev., 5.00%, 01/01/2038	3,015	3,169
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,396
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,528
New Hampshire Business Finance Authority, Rev., 0.00%, 07/20/2039 (z)	7,984	7,687
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., BAM, AMT, 4.00%, 03/01/2034	3,875	3,858

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,525
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,066
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,125
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,176
Northern California Energy Authority, Rev., 5.00%, 12/01/2054 (z)	2,000	2,115
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,600
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,484
Oakland Unified School District, Election Of 2020,
Series A, GO, AGM, 5.00%, 08/01/2037	1,850	2,054
Series A, GO, AGM, 5.25%, 08/01/2041	1,410	1,550
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, AGM, 4.00%, 08/01/2034	1,000	1,006
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,580
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	321
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,088
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	12,040
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	3,335
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	435
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	250
Peralta Community College District,
GO, 5.00%, 08/01/2035 (w)	750	860
GO, 5.00%, 08/01/2036 (w)	1,455	1,650
GO, 5.25%, 08/01/2037	2,000	2,245
Peralta Community College District, Election 2018, Series C1, GO, 5.00%, 08/01/2026 (w)	6,170	6,355
Pittsburg Public Financing Authority, Series A, Rev., AGM, 4.13%, 08/01/2047	1,400	1,369
Port of Oakland,
Rev., AMT, 5.00%, 05/01/2027 (p)	2,500	2,582
Rev., AMT, 5.00%, 05/01/2028 (p)	4,275	4,474
Rev., AMT, 5.00%, 05/01/2029	980	1,035
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	1,012
Regents of the University of California Medical Center Pooled Revenue, Series L, Rev., 4.00%, 05/15/2037	2,650	2,650
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,132
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	584
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,003
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,015
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,968
San Diego County Regional Airport Authority, Rev., AMT, 5.00%, 07/01/2053	2,500	2,537
San Diego County Regional Airport Authority Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2035	2,915	2,887
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	796
San Diego Unified School District, Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,141
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	890
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,614

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Diego Unified School District, Election Of 2008,
Series SR-3A, GO, 5.00%, 07/01/2034	500	575
Series SR-3A, GO, 5.00%, 07/01/2035	500	573
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,086
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,358
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,950
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,039
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,230
San Francisco City & County Airport Commission - San Francisco International Airport, Rev., AMT, 5.25%, 05/01/2040	3,000	3,201
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,502
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,139
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	801
San Francisco City & County Airport Comm-San Francisco International Airport,
Rev., AMT, 5.00%, 05/01/2046	5,000	5,000
Rev., AMT, 5.25%, 05/01/2042	6,895	6,992
Rev., AMT, 5.25%, 05/01/2044	5,645	5,875
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,003
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,102
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,128
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,128
Series A, Rev., AMT, 5.50%, 05/01/2055	5,770	6,187
Series C, Rev., 5.00%, 05/01/2046	1,920	1,939
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,686
San Francisco City & County Public Utilities Commission Wastewater Revenue, Rev., 4.00%, 10/01/2039	1,325	1,313
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	2,290	2,380
San Francisco City & County Redevelopment Agency Successor Agency, Community Facilities No. 6 Mission Bay,
Special Tax, AGM, 5.00%, 08/01/2036	1,000	1,106
Special Tax, AGM, 5.25%, 08/01/2037	1,000	1,122
Special Tax, AGM, 5.25%, 08/01/2038	1,000	1,116
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	2,580	2,567
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	2,590	2,591
Series B, Rev., 5.25%, 01/15/2049	2,535	2,535
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,067
San Joaquin Valley Clean Energy Authority, Sustainable Bonds, Rev., 5.50%, 01/01/2056 (z)	7,475	8,339
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,586
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,331

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,058
Southern California Public Power Authority, Rev., 5.00%, 04/01/2055 (z)	18,320	19,225
Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.00%, 07/01/2033	500	553
Southern California Public Power Authority, Green Bond Milford Wind Co., Rev., 5.00%, 07/01/2025	250	251
Southern California Public Power Authority, Southern Transmission System, Rev., 5.00%, 07/01/2053	500	514
State of California,
GO, 3.00%, 11/01/2040	500	434
GO, 4.00%, 09/01/2028	2,060	2,134
GO, 4.00%, 11/01/2041	1,000	987
GO, 5.00%, 04/01/2027	145	151
GO, 5.00%, 09/01/2027	2,000	2,100
GO, 5.00%, 04/01/2028	1,000	1,061
GO, 5.00%, 09/01/2028	2,105	2,249
GO, 5.00%, 04/01/2029	80	86
GO, 5.00%, 09/01/2029	1,000	1,082
GO, 5.00%, 11/01/2029	8,215	8,909
GO, 5.00%, 08/01/2032	1,225	1,370
GO, 5.00%, 09/01/2034	3,335	3,540
GO, 5.00%, 10/01/2047	500	505
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,150
State of California, Taxable, GO, 4.60%, 04/01/2038	16,000	15,309
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,606
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,055
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,009
GO, 4.00%, 11/01/2033	3,550	3,596
GO, 4.00%, 10/01/2035	1,885	1,932
GO, 4.00%, 10/01/2036	8,850	8,983
GO, 4.00%, 10/01/2037	6,000	6,067
GO, 5.00%, 04/01/2031	1,000	1,107
GO, 5.00%, 03/01/2034	1,455	1,567
GO, 5.00%, 04/01/2035	1,000	1,063
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,507
Stockton Unified School District, Series B, GO, AGM, 5.00%, 08/01/2031	5,000	5,633
Tejon Ranch Public Facilities Finance Authority,
Special Tax, 5.00%, 09/01/2038	1,000	1,052
Special Tax, 5.00%, 09/01/2042	615	635
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization,
Rev., 5.00%, 06/01/2027	750	772
Rev., 5.00%, 06/01/2028	750	780
University of California,
Rev., 5.00%, 05/15/2031	2,000	2,238
Series BM, Rev., 5.00%, 05/15/2029	1,665	1,810
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,110
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,499

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series BT, Rev., 5.00%, 05/15/2026	4,000	4,107
Series CC, Rev., 5.00%, 05/15/2036	3,000	3,421
Series CC, Rev., 5.00%, 05/15/2042	2,250	2,455
Series CC, Rev., 5.00%, 05/15/2043	2,500	2,714
University of California, Limited Project,
Series M, Rev., 4.00%, 05/15/2047	1,300	1,248
Series M, Rev., 5.00%, 05/15/2034	1,500	1,556
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	997
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	389
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,445
Series A, Rev., 4.00%, 08/01/2050	2,000	1,911
Victor Valley Union High School District, Series B, GO, AGM, 4.00%, 08/01/2036	1,270	1,275
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	847
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,936

		1,007,817

Colorado — 3.3%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,025
Aerotropolis Regional Transportation Authority,
Rev., 4.25%, 12/01/2041	500	454
Rev., 5.50%, 12/01/2044 (e)	2,500	2,547
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	453
Baseline Metropolitan District No. 1,
GO, AGC, 4.00%, 12/01/2046	2,000	1,860
GO, AGC, 5.00%, 12/01/2049	1,970	2,039
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,074
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	528
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	223
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,881
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	510
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,593
Series A, Rev., AMT, 5.00%, 11/15/2027	3,000	3,125
Series A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,051
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,059
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,203
Series A, Rev., AMT, 5.00%, 12/01/2038	2,000	2,043
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	13,722
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,207
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,008
Series B, Rev., 5.25%, 11/15/2053	4,775	5,034
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,229
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,279
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	11,955
City & County of Denver Airport System Revenue, Subordinate,
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,441

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Series B, Rev., AMT, 5.00%, 11/15/2030	6,215	6,633
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,553
Series B, Rev., AMT, 5.50%, 11/15/2037	700	769
City & County of Denver Airport System Revenue, Subordinated,
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,068
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,593
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,013
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,440
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,054
Colorado Bridge & Tunnel Enterprise, Rev., 5.00%, 12/01/2036	1,500	1,688
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., AGM, 5.25%, 12/01/2049	2,330	2,504
Colorado Bridge Enterprise, Rev., AMT, 4.00%, 06/30/2051	1,500	1,284
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,003
Rev., AMT, 4.00%, 12/31/2030	1,505	1,498
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	165
Rev., 4.00%, 05/01/2041	175	155
Colorado Health Facilities Authority,
Rev., 4.00%, 11/15/2048	9,000	7,849
Rev., 4.00%, 05/15/2052	11,610	10,288
Rev., 5.00%, 05/15/2054	33,325	34,255
Rev., 5.00%, 11/15/2059 (z)	2,000	2,145
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	7,153
Rev., 4.00%, 11/15/2038	2,000	1,965
Rev., 5.00%, 11/15/2038	1,000	1,063
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,334
Colorado Health Facilities Authority, Adventist Health System Sunbelt, Rev., 5.00%, 11/15/2041	4,000	4,036
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,018
Colorado Health Facilities Authority, Commonspirit Health,
Rev., 5.25%, 11/01/2052	2,710	2,806
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,069
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,301
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,345
Series A2, Rev., 5.00%, 08/01/2044	20,440	20,631
Series A, Rev., 5.00%, 12/01/2034	5,680	6,227
Colorado Health Facilities Authority, Covenant Living Communities, Rev., 5.00%, 12/01/2035 (w)	750	815
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	441
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,575
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,318
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,266
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, Rev., 5.00%, 12/31/2056	1,000	973
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,435	1,417

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	650	716
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	2,060	2,026
Series H, Rev., GNMA, 3.00%, 11/01/2051	910	892
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,310	1,417
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,425	1,406
Colorado Housing and Finance Authority, Sustainable Bond, Rev., GNMA/FNMA/FHLMC, 5.75%, 11/01/2054	4,255	4,632
Colorado Housing and Finance Authority, Wintergreen Ridge Apartments Project, Rev., 4.00%, 05/01/2041 (z)	80	80
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., AGM, 4.75%, 12/15/2054	1,000	1,006
Copperleaf Metropolitan District No. 2, GO, BAM, 4.00%, 12/01/2025	470	473
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	533
Series A, GO, AGM, 5.00%, 12/01/2030	360	393
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2031	6,740	3,919
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,033
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,319
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	507
E-470 Public Highway Authority, Rev., 5.00%, 09/01/2040	1,550	1,684
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,155
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	239
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,048
Series A, Rev., 5.00%, 09/01/2028	1,000	1,066
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	2,903
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,018
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	528
Series A2, Rev., 4.38%, 12/01/2047	795	730
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,124
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,557
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,655
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	1,981
Mesa County Valley School District No. 51 Grand Junction, GO, 5.25%, 12/01/2042	2,705	2,973
Metro Water Recovery,
Series A, Rev., 5.00%, 04/01/2028	1,200	1,276
Series A, Rev., 5.00%, 04/01/2029	830	896
Mirabelle Metropolitan District No. 2, Senior,
Series A, GO, AGC, 5.00%, 12/01/2035	600	644
Series A, GO, AGC, 5.00%, 12/01/2037	500	535
Park Creek Metropolitan District, Senior, Series A, Rev., AGM, 5.00%, 12/01/2043	1,500	1,560
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,644

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	7,057
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	546
Redtail Ridge Metropolitan District, GO, Zero Coupon, 12/01/2032	4,000	2,348
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,131
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	586
Series A, Rev., 5.00%, 01/15/2027	1,000	1,027
Series A, Rev., 5.00%, 01/15/2032	1,470	1,555
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/2042	1,150	1,158
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	394
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,360
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	2,026	1,903
State of Colorado,
COP, 4.00%, 12/15/2040	1,600	1,557
COP, 6.00%, 12/15/2041	15,000	17,153
Series A, COP, 4.00%, 12/15/2039	1,500	1,462
Series A, COP, 5.00%, 12/15/2029	1,000	1,084
Series L, COP, 5.00%, 03/15/2028	1,000	1,057
State of Colorado, Health Sciences Facilities,
COP, 5.00%, 11/01/2042	2,365	2,525
COP, 5.00%, 11/01/2053	1,500	1,555
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,026
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	1,288	1,312
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	476
Sunset Parks Metropolitan District, Series A, GO, 5.13%, 12/01/2054 (e)	800	780
The Canyons Metropolitan District No. 5,
Series A, GO, BAM, 5.00%, 12/01/2035	640	706
Series A, GO, BAM, 5.00%, 12/01/2049	2,875	2,991
Series A, GO, BAM, 5.25%, 12/01/2059	7,725	8,136
Trails at Crowfoot Metropolitan District No. 3, GO, AGC, 4.25%, 12/01/2054	1,500	1,384
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	4,000	4,053
University of Colorado Hospital Authority,
Rev., VRDO, 3.75%, 04/01/2025 (z)	8,000	8,000
Rev., 5.00%, 11/15/2031	2,665	2,937
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,943
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,383
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	380	376
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	551
Waterview II Metropolitan District, GO, 5.00%, 12/01/2041	1,250	1,235
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,197
GO, 5.00%, 12/01/2031	1,000	1,114
GO, 5.25%, 12/01/2047	5,000	5,316
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,280

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,155

		389,630

Connecticut — 1.4%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	248
Connecticut Housing Finance Authority, Social Bonds,
Series A1, Rev., 3.50%, 11/15/2051	55	54
Series B, Rev., 4.50%, 11/15/2043	2,725	2,663
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance,
Rev., 5.13%, 11/15/2043	5,000	5,163
Rev., 6.25%, 05/15/2054	4,735	5,132
Connecticut Housing Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	9,754
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,273
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,993
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,831
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	568
Series A, Rev., 5.00%, 07/01/2033	565	598
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,087
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	992
Rev., 4.00%, 07/01/2038	2,500	2,420
Rev., 4.00%, 07/01/2041	2,250	2,096
Rev., 5.00%, 07/01/2030	865	926
Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 3.25%, 04/01/2025 (z)	45,000	45,000
Connecticut State Higher Education Supplement Loan Authority, Rev., AMT, 4.13%, 11/15/2040	2,315	2,201
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	495	517
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	4,625	4,193
Series K, Rev., 5.00%, 07/01/2037	950	1,000
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,277
Stamford Housing Authority, Mozaic Concierge Living Project,
Rev., 4.25%, 10/01/2030 (w)	5,000	5,008
Rev., 6.00%, 10/01/2040 (w)	1,750	1,802
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,001
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,147
Series 2021A, GO, 3.00%, 01/15/2033	500	473
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,606
Series A, GO, 4.00%, 03/15/2032	850	850
Series B, GO, 5.00%, 08/01/2033	1,750	1,973

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Series C, GO, 5.00%, 06/15/2037	40	43
Series F, GO, 5.00%, 11/15/2025	5,000	5,069
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	533
Series A, Rev., 5.00%, 05/01/2035	500	543
Series A, Rev., 5.25%, 07/01/2042	10,000	10,784
Series B, Rev., 5.00%, 07/01/2030	1,500	1,645
Series D, Rev., 4.00%, 11/01/2038	3,500	3,512
Series D, Rev., 5.00%, 11/01/2028	1,480	1,587
Series D, Rev., 5.00%, 11/01/2033	1,675	1,843
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Rev., 5.00%, 07/01/2043	4,740	5,051
State of Connecticut, Social Bonds, Series F, GO, 5.00%, 11/15/2041	1,525	1,627
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	315
State of Connecticut, Sustainable Bond,
Series B, GO, 4.00%, 01/15/2041	1,000	986
Series B, GO, 5.00%, 01/15/2040	1,000	1,081
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	189
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	546
GO, BAM, 5.00%, 08/15/2029	575	617
GO, BAM, 5.00%, 08/15/2031	500	547
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,431
University of Connecticut,
Series A, Rev., 5.00%, 01/15/2037	3,000	3,062
Series A, Rev., 5.00%, 08/15/2039	650	710
Series A, Rev., 5.00%, 08/15/2040	860	937

		165,504

Delaware — 0.2%
County of Kent DE, Rev., 5.00%, 07/01/2033	1,190	1,208
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	4,007
Delaware State Health Facilities Authority, Beebe Medical Center, Rev., 5.00%, 06/01/2050	2,250	2,161
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,563
Delaware Transportation Authority, Rev., 5.00%, 07/01/2033	2,265	2,461
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,009
State of Delaware,
GO, 2.00%, 02/01/2036	6,910	5,329
GO, 4.00%, 02/01/2031	1,000	1,033
GO, 5.00%, 02/01/2028	5,020	5,332
GO, 5.00%, 02/01/2031	85	95

		28,198

District of Columbia — 1.7%
District of Columbia,
GO, 5.00%, 12/01/2030	1,070	1,179
GO, 5.00%, 12/01/2031	2,210	2,463

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Rev., 5.00%, 06/01/2040	1,725	1,672
Series A, Rev., 4.00%, 03/01/2037	2,000	1,975
Series A, Rev., 4.00%, 03/01/2040	10,000	9,764
Series A, GO, 5.00%, 01/01/2027	475	494
Series A, Rev., 5.00%, 03/01/2031	1,500	1,617
Series A, GO, 5.00%, 01/01/2038	1,000	1,084
Series A, GO, 5.00%, 01/01/2040	2,400	2,575
Series B, GO, 5.00%, 06/01/2025	1,000	1,003
Series C, Rev., 4.00%, 05/01/2039	2,500	2,503
Series C, Rev., 4.00%, 05/01/2045	5,000	4,621
Series D, GO, 5.00%, 02/01/2028	820	868
Series D, GO, 5.00%, 02/01/2029	70	75
Series E, GO, 5.00%, 06/01/2025	2,000	2,007
Series E, GO, 5.00%, 02/01/2028	110	116
District of Columbia Housing Finance Agency, Rev., 5.00%, 12/01/2028 (z)	225	235
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Rev., 5.00%, 03/01/2029 (z)	330	346
District of Columbia Income Tax Revenue,
Series A, Rev., 5.00%, 10/01/2037	2,000	2,199
Series A, Rev., 5.00%, 05/01/2038	1,450	1,571
Series A, Rev., 5.00%, 05/01/2039	2,000	2,155
District of Columbia Water & Sewer Authority,
Rev., VRDO, 3.70%, 04/01/2025 (z)	20,000	20,000
Rev., 4.00%, 10/01/2041	1,525	1,440
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,062
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,226
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	655	640
District of Columbia, National Child Research Center, Rev., VRDO, LOC: Truist Bank, 4.00%, 04/07/2025 (z)	2,085	2,085
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,518
Rev., 5.00%, 04/01/2028 (p)	270	276
Rev., 5.00%, 04/01/2029 (p)	275	281
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,369
Rev., AMT, 5.00%, 10/01/2029	2,000	2,064
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,576
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 4.00%, 10/01/2051	2,500	2,185
Rev., AMT, 5.00%, 10/01/2027	1,000	1,040
Rev., AMT, 5.00%, 10/01/2030	3,845	4,085
Rev., AMT, 5.00%, 10/01/2044	3,500	3,574
Series A, Rev., AMT, 5.00%, 10/01/2025	450	454
Series A, Rev., AMT, 5.00%, 10/01/2028	4,880	5,123
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,062
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,289
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,202

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,210
Metropolitan Washington Airports Authority Aviation Revenue, Airport System,
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,122
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	5,034
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	10,000	8,929
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,722
Metropolitan Washington Airports Authority, Aviation Revenue, Series A, Rev., AMT, 5.00%, 10/01/2033	3,205	3,361
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Subordinated Lien Dulles Metrorail, Series B, Rev., 4.00%, 10/01/2049	2,000	1,801
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	369
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,026
Series A, Rev., 5.00%, 10/01/2033	1,000	1,069
Washington Convention & Sports Authority, Senior Lien, Series B, Tax Allocation, 5.00%, 10/01/2029 (p)	1,000	1,084
Washington Convention and Sports Authority, Dedicated Tax Revenue Prerefunded Refunding Senior Lien, 5.00%, 10/01/2030	690	757
Washington Convention and Sports Authority, Dedicated Tax Revenue Unrefunded Balance Refunding Senior, 5.00%, 10/01/2030	810	880
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,696
Series A, Rev., 5.00%, 07/15/2037	2,000	2,117
Series B, Rev., 5.00%, 07/01/2032	1,115	1,153
Washington Metropolitan Area Transit Authority Dedicated Revenue,
Rev., 5.00%, 07/15/2054	23,750	24,589
Rev., 5.00%, 07/15/2056	8,750	9,053
Rev., 5.25%, 07/15/2059	17,870	18,837
Series A, Rev., 5.00%, 07/15/2025	1,990	2,002
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,248
Washington Metropolitan Area Transit Authority, Dedicated Revenue, Sustainable Bond, Series A, Rev., BAM, 3.00%, 07/15/2036	5,925	5,307
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,667

		205,106

Florida — 5.1%
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	607
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,701
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	382
Special Assessment, 3.13%, 05/01/2041	1,775	1,373
Aventura Isles Community Development District,
Special Assessment, 5.00%, 05/01/2034	720	749

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Special Assessment, 5.00%, 05/01/2043	1,000	989
Babcock Ranch Community Independent Special District,
Special Assessment, 4.00%, 05/01/2052	695	566
Special Assessment, 5.00%, 05/01/2044 (e)	1,000	978
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	326
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	5	5
Special Assessment, 3.13%, 12/15/2030	125	119
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	100	98
Boggy Creek Improvement District, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	1,000	991
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	8,356
Brevard County Health Facilities Authority, Health First, Inc., Rev., 4.00%, 04/01/2036	1,790	1,719
Broward County Housing Finance Authority, Pinnacle 441 Phase 2, Rev., 4.05%, 09/01/2056 (z)	990	997
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	679
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,404
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,121
Capital Projects Finance Authority/FL, Rev., 5.00%, 06/15/2044 (e)	760	737
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	306
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	268
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,065
Capital Trust Agency, Inc., Franklin Academy Project, Rev., 5.00%, 12/15/2050 (e)	2,350	2,152
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,497
Central Florida Expressway Authority,
Rev., AGC, 5.00%, 07/01/2032	1,500	1,675
Series D, Rev., 5.00%, 07/01/2029	565	607
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,253
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	10,812
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,652
Rev., AGM, 4.00%, 07/01/2039	1,260	1,268
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	466
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	165	152
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	2,985	2,911
City of Daytona Beach, Rev., 5.50%, 09/01/2049	5,000	5,424
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	2,925
City of Jacksonville, Baptist Health, Rev., VRDO, 2.87%, 04/07/2025 (z)	11,255	11,255
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	488
Rev., 4.00%, 11/01/2045	1,500	1,369
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,276
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	164
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,055
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,145
City of Tallahassee, Tallahassee Memorial Healthcare, Rev., 5.00%, 12/01/2040	3,000	2,863

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,022
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	4,000	4,054
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	120
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,827
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,309
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	672
Series A, Rev., AMT, 5.00%, 10/01/2028	800	838
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,064
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,768
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,790
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,501
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	189
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,118
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,492
County of Miami-Dade Aviation Revenue,
Rev., 5.00%, 10/01/2041	6,000	6,055
Series A, Rev., 5.00%, 10/01/2025	1,250	1,264
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,010
Series A, Rev., 5.00%, 10/01/2031	2,000	2,166
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,220
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,254
Series B, Rev., AMT, 5.00%, 10/01/2040	23,000	23,286
County of Miami-Dade FL Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	3,700	3,848
Rev., AMT, 5.00%, 10/01/2029	4,920	5,204
Rev., AMT, 5.00%, 10/01/2035	15,000	15,987
Rev., AMT, 5.00%, 10/01/2036	3,710	3,921
County of Miami-Dade FL Transit System, Rev., 4.00%, 07/01/2035	3,405	3,412
County of Miami-Dade FL Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2041	4,500	4,830
Rev., 5.00%, 10/01/2042	5,000	5,343
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,083
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,158
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,682
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,051
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,538
County of Miami-Dade Transit System,
Rev., 4.00%, 07/01/2048	5,000	4,463
Series A, Rev., 4.00%, 07/01/2045	2,070	1,910
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	328
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	2,885

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,403
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,182
County of Palm Beach, Lynn University Housing Project, Series A, Rev., 5.00%, 06/01/2057 (e)	1,000	901
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,639
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	991
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	350
Duval County Public Schools, Series A, COP, AGM, 5.00%, 07/01/2032	4,750	5,106
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	281
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	85	84
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,335	1,216
Everlands II Community Development District, Special Assessment, 5.20%, 06/15/2044	725	709
Florida Development Finance Corp.,
Rev., 5.00%, 06/01/2044 (e)	1,750	1,731
Rev., 5.25%, 06/01/2059 (e)	3,145	3,090
Series A, Rev., 4.00%, 06/01/2030	500	478
Florida Development Finance Corp., Brightline Florida Passenger,
Rev., AMT, 5.00%, 07/01/2041	11,000	10,693
Rev., AGM, AMT, 5.00%, 07/01/2044	7,800	7,826
Rev., AGM, AMT, 5.25%, 07/01/2047	6,050	6,174
Rev., AGM, AMT, 5.25%, 07/01/2053	4,000	4,074
Rev., AMT, 5.50%, 07/01/2053	7,000	7,069
Rev., AMT, 12.00%, 07/15/2032 (e)	3,900	4,136
Florida Development Finance Corp., Brightline Florida Passenger Rail, Rev., AMT, 8.25%, 07/01/2057 (e) (z)	8,290	8,609
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,200	1,061
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,381
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	401
Florida Development Finance Corp., Tampa General Hospital Project, Rev., 5.25%, 08/01/2055 (e)	4,750	4,846
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,241
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,534
Florida Housing Finance Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,955	3,222
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	425	417
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	635	683
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	940	926
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	825	820
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	4,105	4,048

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Municipal Loan Council, Shingle Creek Transit and Utility Community Development District, Special Assessment, AMT, 5.15%, 05/01/2044	655	658
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,036
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,577
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	976
Grand Bay at Doral Community Development District, Assessment Area Two Phase I,
Special Assessment, 5.00%, 05/01/2035	1,000	1,043
Special Assessment, 5.00%, 05/01/2045	1,000	986
Greater Orlando Aviation Authority,
Series A, Rev., AMT, 4.00%, 10/01/2040	2,500	2,386
Series A, Rev., AMT, 5.00%, 10/01/2026 (p)	1,785	1,800
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,875	1,891
Series A, Rev., AMT, 5.00%, 10/01/2030 (p)	1,005	1,014
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,570
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,131
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	8,899
Greater Orlando Aviation Authority Orlando Amt Subordinated, Rev., AMT, 5.00%, 10/01/2036	1,000	1,065
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,537
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,270
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	500
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 2.87%, 01/07/2025 (z)	17,000	17,000
Hillsborough County Industrial Development Authority,
Rev., 4.13%, 11/15/2051	6,965	6,379
Rev., 5.25%, 11/15/2049	1,500	1,585
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,355
Series A, Rev., 4.00%, 08/01/2045	3,275	2,940
Hillsborough County, Industrial Development Authority, Baycare Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 2.80%, 04/07/2025 (z)	3,500	3,500
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	1,017
JEA Electric System Revenue,
Rev., AGC, 5.00%, 10/01/2033	1,000	1,125
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,316
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,343
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	1,993
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	758
Julington Creek Plantation Community Development District, Special Assessment, AGM, 5.50%, 05/01/2043	1,500	1,606
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	1,000	1,001
Lakewood Ranch Stewardship District, Special Assessment, 5.30%, 05/01/2044	485	486
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,671
Lakewood Ranch Stewardship District, Lorraine Lakes Project,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Special Assessment, 3.13%, 05/01/2030 (e)	315	298
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,646
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	295	295
Special Assessment, 3.20%, 05/01/2030 (e)	540	514
Special Assessment, 3.50%, 05/01/2040	925	786
Lakewood Ranch Stewardship District, Palm Grove Project, Special Assessment, 5.25%, 05/01/2044	580	573
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	145	145
Lee County Industrial Development Authority, Exchange Lee Health Systems, Rev., 4.00%, 04/01/2037	3,000	2,937
Lee County Industrial Development Authority, Shell Point/Waterside Health,
Rev., 5.00%, 11/15/2044	3,000	3,018
Rev., 5.00%, 11/15/2049	2,550	2,532
Lee County Industrial Development Authority/FL,
Rev., 4.13%, 11/15/2029	1,000	1,001
Rev., 5.25%, 11/15/2054	2,000	2,029
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	2,000
Rev., 5.00%, 11/15/2044	5,000	5,001
Miami Beach Redevelopment Agency, Tax, Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,004
Miami-Dade County Health Facilities Authority, Rev., AGM-CR, 4.00%, 08/01/2046	1,790	1,665
Miami-Dade County Housing Finance Authority, Cutler Vista, Rev., 5.00%, 03/01/2027 (z)	2,445	2,462
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,509
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
Mirada Community Development District, Assessment Area Five, Special Assessment, 5.00%, 05/01/2034	1,365	1,361
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,061
North Miami Community Redevelopment Agency,
Rev., 5.00%, 03/01/2035	1,000	1,065
Rev., 5.00%, 03/01/2036	1,200	1,274
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,160
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	55	55
Orange County Health Facilities Authority, Orlando Health Obligated Group,
Rev., 4.00%, 10/01/2052	5,000	4,340
Rev., 4.50%, 10/01/2056	11,515	11,036
Rev., 5.25%, 10/01/2056	5,000	5,219
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	286
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,567
Series A, Rev., 5.00%, 10/01/2027	500	527
Series A, Rev., 5.00%, 10/01/2043	2,300	2,475
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.00%, 11/01/2052	2,550	2,534

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,309
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,458
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	656
Parrish Lakes Community Development District, Special Assessment, 5.00%, 05/01/2031	580	577
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,797
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,400	3,415
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026 (e)	50	49
Special Assessment, 2.85%, 05/01/2031	25	23
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	461
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	408
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project,
Rev., 4.00%, 07/01/2052	6,000	5,197
Rev., 5.00%, 07/01/2052	1,175	1,201
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,117
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	601
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	387
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,570
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	816
South Broward Hospital District,
Rev., 4.00%, 05/01/2048	6,500	5,811
Series A, Rev., 4.00%, 05/01/2044	4,000	3,655
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,519
St. John’s County School Board,
Series A, COP, AGM, 5.25%, 07/01/2046	1,500	1,605
Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,184
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,768
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	993
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,232
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,028
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,085
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	540
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,560	1,264
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	206
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	1,000	1,054
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	140	139
Special Assessment, 3.00%, 12/15/2030 (e)	475	455

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	919
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	20	19
Special Assessment, 2.88%, 06/15/2031 (e)	60	57
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	1,010	1,018
Tampa Bay Water, Rev., 5.25%, 10/01/2054	27,700	29,560
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,021
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	130	130
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	100
Turtle Run Community Development District, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,490
Two Lakes Community Development District, Special Assessment, 5.00%, 05/01/2044	1,500	1,522
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044	580	585
V-Dana Community Development District, CDD Assessment Area One 2021, Special Assessment, 4.00%, 05/01/2052	1,000	815
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	245	245
Special Assessment, 2.63%, 05/01/2030 (e)	1,450	1,353
Village Community Development District No. 15,
Special Assessment, 4.00%, 05/01/2034 (e)	120	118
Special Assessment, 4.20%, 05/01/2039 (e)	500	486
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	592
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,037
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,270
West Villages Improvement District, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,919
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,425
Rev., BAM, 5.00%, 10/01/2033	1,150	1,246
Rev., BAM, 5.00%, 10/01/2039	1,490	1,575
Rev., BAM, 5.00%, 10/01/2040	1,610	1,694
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,684
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	681

		603,209

Georgia — 3.9%
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,886
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,099
Rev., 4.00%, 03/01/2036	1,000	990
Rev., 4.00%, 03/01/2037	1,135	1,115
Rev., 4.00%, 03/01/2038	1,000	974

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Brookhaven Development Authority, Children’s Healthcare of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,561
Rev., 5.00%, 07/01/2037	2,400	2,525
Series A, Rev., 4.00%, 07/01/2044	3,000	2,776
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,132
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,736
City of Atlanta Department of Aviation,
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,462
Series C, Rev., AMT, 5.00%, 07/01/2026	960	981
Series C, Rev., AMT, 5.00%, 07/01/2034	540	569
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,017
Series G, Rev., AMT, 5.00%, 07/01/2025	750	753
Series G, Rev., AMT, 5.00%, 07/01/2028	2,500	2,623
City of Atlanta GA Department of Aviation,
Rev., AMT, 5.25%, 07/01/2041	1,775	1,886
Rev., AMT, 5.25%, 07/01/2043	1,500	1,576
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	988
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,085
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,209
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 2.94%, 04/07/2025 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	511
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	612
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,711
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	9,841
Development Authority of Burke County (The), Rev., 3.30%, 12/01/2049 (z)	515	512
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	1,002
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	611
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,258
Development Authority of Monroe County/The, Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,695
Fayette County Development Authority,
Rev., 5.00%, 10/01/2036	900	963
Rev., 5.00%, 10/01/2037	925	984
Rev., 5.00%, 10/01/2041	950	987
Rev., 5.00%, 10/01/2043	1,400	1,442
Rev., 5.00%, 10/01/2044	1,250	1,285
Gainesville & Hall County Hospital Authority,
Rev., 5.00%, 10/15/2030	3,500	3,806
Rev., 5.00%, 10/15/2034	7,545	8,398

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	933
George L Smith II Congress Center Authority, Convention Center Hotel First,
Rev., 4.00%, 01/01/2054	3,850	3,312
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,721
Georgia Housing & Finance Authority,
Rev., 4.70%, 12/01/2054	15,000	14,735
Series A, Rev., 2.75%, 12/01/2035	500	423
Series A, Rev., 4.50%, 12/01/2045	2,000	1,957
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,917
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2027	5,250	5,494
Rev., 5.00%, 06/01/2028	5,500	5,863
Rev., 5.00%, 06/01/2030	6,205	6,796
Homerville Housing Authority, Brookwood Apartments, Rev., 3.45%, 01/01/2028 (z)	530	532
Main Street Natural Gas, Inc.,
Rev., 5.00%, 12/01/2054 (z)	1,730	1,820
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,620
Series A, Rev., 5.00%, 05/15/2033	4,950	5,068
Series A, Rev., 5.00%, 05/15/2043	8,000	8,115
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,665
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	16,899
Series A, Rev., 5.00%, 06/01/2055 (z)	20,255	21,613
Series A, Rev., 5.50%, 09/15/2028	1,000	1,055
Series B, Rev., 5.00%, 06/01/2028	2,500	2,594
Series B, Rev., 5.00%, 06/01/2029	1,500	1,561
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,193
Series B, Rev., 5.00%, 07/01/2053 (z)	8,020	8,421
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	11,917
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,363
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	15,367
Series C, Rev., 5.00%, 09/01/2053 (z)	11,285	11,889
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	9,946
Series E1, Rev., 5.00%, 12/01/2053 (z)	3,000	3,174
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	30,600	30,540
Main Street Natural Gas, Inc.,
Series D, Rev., 5.00%, 04/01/2054 (z)	26,545	28,129
Series E, Rev., 5.00%, 05/01/2055 (z)	28,820	30,481
Metropolitan Atlanta Rapid Transit Authority, Rev., 5.00%, 07/01/2036	8,500	9,496
Metropolitan Atlanta Rapid Transit Authority, Sustainable Bond,
Series A, Rev., 5.00%, 07/01/2043	3,000	3,231
Series A, Rev., 5.00%, 07/01/2044	3,000	3,209
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	491
Rev., 5.00%, 06/15/2025	360	361
Municipal Electric Authority of Georgia,
Rev., 5.00%, 01/01/2029	1,000	1,067
Rev., 5.00%, 01/01/2059	2,000	1,982

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 5.00%, 11/01/2027	250	262
Series A, Rev., 5.00%, 11/01/2029	250	270
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,101
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	3,031
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,765
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,411
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	3,023
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	329
Rev., AGM, 4.00%, 01/01/2041	1,000	957
Rev., AGM, 5.00%, 07/01/2027	500	523
Rev., 5.00%, 01/01/2039	1,310	1,332
Rev., BAM, 5.00%, 01/01/2049	2,000	2,027
Rev., AGM, 5.00%, 07/01/2053	3,675	3,779
Rev., AGM, 5.00%, 07/01/2055	4,615	4,738
Rev., 5.50%, 07/01/2063	2,500	2,616
Municipal Electric Authority of Georgia, Power Revenue,
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,038
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,037
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2029	1,110	1,184
Rev., 5.00%, 01/01/2037	1,250	1,328
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,341
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,103
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	761
Series A, Rev., 5.00%, 01/01/2031	1,715	1,870
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	351
Rev., 5.00%, 04/01/2038	500	534
Private Colleges & Universities Authority, Emory University,
Series B, Rev., 4.00%, 10/01/2038	13,500	13,289
Series B, Rev., 4.00%, 09/01/2039	1,420	1,387
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,380
Rev., 5.00%, 04/01/2027	400	414
State of Georgia, Series E, GO, 5.00%, 12/01/2027	1,570	1,626
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,213
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	779
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,163

		461,473

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Guam — 0.0% (g)
Antonio B Won Pat International Airport Authority,
Rev., AMT, 5.00%, 10/01/2031	250	261
Rev., AMT, 5.25%, 10/01/2035	550	580
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	790
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	925

		2,556

Hawaii — 0.5%
City & County Honolulu HI Wastewater System Revenue,
Rev., 5.00%, 07/01/2032 (w)	290	325
Rev., 5.00%, 07/01/2036 (w)	1,310	1,478
Rev., 5.00%, 07/01/2041	2,945	3,192
Rev., 5.25%, 07/01/2054	6,900	7,342
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	584
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,193
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	15
Series A, GO, 5.00%, 09/01/2027	30	32
Series C, GO, 5.00%, 10/01/2028	1,450	1,554
Series C, GO, 5.00%, 10/01/2029	1,000	1,087
City & County of Honolulu Wastewater System Revenue Bonds, Junior Second Bond Resolution, Rev., 5.00%, 07/01/2034 (w)	1,000	1,132
City & County of Honolulu, Rail Transit Project,
GO, 3.00%, 07/01/2032	430	409
GO, 3.00%, 07/01/2035	1,000	910
State of Hawaii,
Series FG, GO, 4.00%, 10/01/2032	2,000	2,013
Series FG, GO, 4.00%, 10/01/2033	3,000	3,014
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,549
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,680
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,087
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,026
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	1,922
Series A, Rev., AMT, 5.25%, 07/01/2051	8,630	8,940
Series B, Rev., 5.00%, 07/01/2026	1,250	1,281
Series C, Rev., AMT, 5.00%, 07/01/2040 (w)	1,000	1,046
State of Hawaii Department of Budget & Finance,
Rev., 3.20%, 07/01/2039	6,505	5,405
Rev., 5.00%, 07/01/2034 (e)	1,350	1,354
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	250
Series A, Rev., AMT, 4.00%, 07/01/2032	500	497
Series A, Rev., AMT, 4.00%, 07/01/2033	750	742
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,496
Series A, Rev., AMT, 5.00%, 07/01/2027	250	259
Series A, Rev., AMT, 5.00%, 07/01/2028	500	525

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Hawaii — continued
Series A, Rev., AMT, 5.00%, 07/01/2029	250	265
Series C, Rev., 4.00%, 07/01/2032	200	206
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,074
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,097

		59,981

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2043	4,460	4,133
Series A, Rev., 5.00%, 12/01/2047	1,715	1,731
Idaho Housing & Finance Association,
Series A, Rev., 5.00%, 08/15/2029	1,000	1,086
Series A, Rev., 5.00%, 08/15/2034	1,130	1,270
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	3,695	4,041
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 4.00%, 07/15/2039	1,440	1,403
Series A, Rev., 5.00%, 07/15/2030	1,250	1,368
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	180
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,167

		16,379

Illinois — 5.8%
Chicago Board of Education,
GO, 5.00%, 12/01/2032	600	612
Series A, GO, AGM, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	983
Series A, GO, 5.00%, 12/01/2042	10,000	9,551
Series D, GO, 5.00%, 12/01/2046	7,500	7,079
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,308
Rev., 5.75%, 04/01/2048	4,000	4,241
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	249
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	1,005
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	431
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	910
Chicago Board of Education, Dedicated,
Series H, GO, 5.00%, 12/01/2036	2,000	1,947
Series H, GO, 5.00%, 12/01/2046	1,000	944
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,038
Chicago Midway International Airport, Senior,
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,928
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,418
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,700
Chicago Midway International Airport, Senior Lien,
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,573
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,772
Chicago O’Hare International Airport,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Rev., 5.00%, 01/01/2052	4,030	4,058
Rev., 5.25%, 01/01/2053	5,000	5,238
Series C, Rev., AMT, 5.00%, 01/01/2032	4,000	4,286
Series C, Rev., AMT, 5.00%, 01/01/2036	1,500	1,592
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	4,964
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,553
Series A, Rev., 5.00%, 01/01/2035	6,000	6,389
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,036
Series A, Rev., AMT, 5.00%, 01/01/2053	3,000	3,002
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	2,084
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,572
Chicago O’Hare International Airport, Trips Obligated Group, Rev., AMT, 5.00%, 07/01/2048	3,000	3,002
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,055
Chicago Transit Authority Sales Tax Receipts Fund,
Rev., 5.00%, 12/01/2046	4,780	4,818
Series A, Rev., 5.00%, 12/01/2037	2,000	2,181
Series A, Rev., 5.00%, 12/01/2045	6,500	6,569
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,656
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,772
Series A, Rev., 4.00%, 12/01/2049	4,000	3,682
Series A, Rev., 5.00%, 12/01/2052	5,000	5,093
Series A, Rev., 5.00%, 12/01/2055	2,000	2,026
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,510
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,000
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,624
Series A, GO, 5.00%, 01/01/2034	4,500	4,684
Series A, GO, 5.50%, 01/01/2049	6,325	6,421
Series B, GO, 4.00%, 01/01/2038 (e)	521	473
Series B, GO, 5.00%, 01/01/2029	1,000	1,042
Series B, GO, 5.00%, 01/01/2034	3,555	3,775
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	471
Series C, GO, 5.00%, 01/01/2028	1,450	1,461
City of Chicago IL Wastewater Transmission Revenue,
Rev., AGM, 5.00%, 01/01/2036	1,000	1,077
Rev., BAM, 5.00%, 01/01/2041	1,000	1,067
Rev., BAM, 5.00%, 01/01/2042	785	833
Rev., BAM, 5.00%, 01/01/2043	1,125	1,190
Rev., AGM, 5.25%, 01/01/2058	1,910	1,983
City of Chicago IL Waterworks Revenue,
Rev., 5.00%, 11/01/2031	665	730
Rev., AGM, 5.00%, 11/01/2037	1,000	1,066
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	210	205
Special Assessment, 3.04%, 12/01/2028 (e)	270	258

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series A, Rev., AGM, 5.25%, 01/01/2042	2,300	2,336
Series B, Rev., AGM, 5.00%, 01/01/2037	1,050	1,125
Series B, Rev., AGM, 5.00%, 01/01/2039	2,000	2,124
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,581
City of Chicago Waterworks Revenue, Second Lien,
Series 2017-2, Rev., AGM, 5.00%, 11/01/2038	3,500	3,580
Series B, Rev., AGM, 5.00%, 11/01/2032	1,000	1,095
Series B, Rev., AGM, 5.00%, 11/01/2038	1,000	1,062
Series B, Rev., AGM, 5.00%, 11/01/2039	1,000	1,058
City of Chicago, Chicago Recovery Plan, Series A, GO, 5.00%, 01/01/2044	9,415	9,521
City of Chicago, Chicago Works,
Series A, GO, 5.50%, 01/01/2039	1,180	1,250
Series A, GO, 5.50%, 01/01/2040	1,000	1,053
Series A, GO, 5.50%, 01/01/2041	1,000	1,035
Series A, GO, 5.50%, 01/01/2043	1,500	1,542
City of Chicago, Wastewater Transmission Revenue, Second Lien,
Series A, Rev., AGM, 5.25%, 01/01/2048	5,000	5,275
Series B, Rev., AGM-CR, 5.00%, 01/01/2027	1,000	1,035
Series B, Rev., AGM, 5.00%, 01/01/2029	300	321
Series B, Rev., AGM, 5.00%, 01/01/2038	1,940	2,068
City of Chicago, Waterworks Revenue, Second Lien,
Series A, Rev., AGM, 5.25%, 11/01/2048	1,500	1,590
Series B, Rev., AGM, 4.00%, 11/01/2040	4,320	4,113
Series B, Rev., AGM, 5.00%, 11/01/2028	300	320
Series B, Rev., AGM, 5.00%, 11/01/2031	400	440
Series B, Rev., AGM, 5.00%, 11/01/2033	2,350	2,553
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,695
Cook County Community College District No. 508, City Colleges of Chicago,
GO, BAM, 5.00%, 12/01/2041	3,000	3,109
GO, BAM, 5.00%, 12/01/2042	2,000	2,063
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,084
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,947
Cook County School District No. 87 Berkeley, GO, AGM, 3.00%, 12/01/2034	1,500	1,353
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,026
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	971
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,031
Series A, GO, 5.00%, 11/15/2026	3,900	4,013
Series A, GO, 5.00%, 11/15/2033	250	276
County of Cook IL Sales Tax Revenue, Rev., 5.00%, 11/15/2031	2,000	2,196
County of Cook Sales Tax Revenue,
Rev., 4.00%, 11/15/2037	3,500	3,464
Rev., 4.00%, 11/15/2038	1,545	1,505
Series A, Rev., 4.00%, 11/15/2039	2,000	1,922
Series A, Rev., 4.00%, 11/15/2040	5,250	4,990
Series A, Rev., 5.00%, 11/15/2025	690	698

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, Rev., 5.25%, 11/15/2045	2,500	2,622
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,315
County of Will, GO, 4.00%, 11/15/2047	7,000	6,286
Illinois Finance Authority,
Rev., 5.00%, 04/01/2036	3,000	3,315
Rev., 5.25%, 04/01/2038	3,250	3,608
Rev., 5.25%, 04/01/2040	1,660	1,727
Rev., 5.25%, 04/01/2043	1,200	1,226
Series A, Rev., 4.00%, 07/15/2036	710	711
Series A, Rev., 4.00%, 07/15/2039	3,000	2,914
Series B2, Rev., 5.00%, 05/15/2050 (z)	4,800	4,877
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	433
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	1,730	1,752
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	482
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,653
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	20,775	20,827
Illinois Finance Authority, CenterPoint Intermodal Center, Rev., AMT, 4.13%, 12/01/2043 (e) (z)	15,000	14,753
Illinois Finance Authority, DePaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,433
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,064
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,374
Rev., 4.00%, 07/01/2040	1,500	1,451
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,594
Rev., 5.00%, 10/01/2032	750	777
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	106
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	3,080	3,105
Illinois Finance Authority, Mercy Health System Corporation, Rev., 5.00%, 12/01/2046	4,000	3,957
Illinois Finance Authority, Northshore University Health System,
Rev., 4.00%, 08/15/2037	1,000	972
Rev., 5.00%, 08/15/2035	750	797
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	14,000	12,396
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	905
Series A, Rev., 5.00%, 11/15/2045	10,900	10,906
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	378
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.57%, 05/01/2042 (aa)	180	178
Illinois Finance Authority, Rush University Medical Center, Series A, Rev., 4.00%, 11/15/2039	1,320	1,214
Illinois Finance Authority, Silver Cross Hospital & Medical, Rev., 5.00%, 08/15/2044	7,500	7,442
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,177
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,119
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,107
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	2,135

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, Rev., 4.00%, 08/15/2038	1,615	1,531
Series A, Rev., 5.00%, 08/15/2031	2,530	2,765
Series B, Rev., 5.00%, 08/15/2053 (z)	285	307
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	875	907
Series A, Rev., 5.00%, 08/15/2047	17,000	17,509
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,202
Series A, Rev., 5.00%, 10/01/2034	1,750	1,967
Series A, Rev., 5.00%, 10/01/2035	1,400	1,572
Series A, Rev., 5.25%, 05/15/2048	2,000	2,098
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	259
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	965	966
Illinois Housing Development Authority, 6900 Crandon, Rev., FHA HUD, 5.00%, 02/01/2027 (z)	1,700	1,725
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	2,815	2,770
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	300	294
Series H, Rev., GNMA FNMA FHLMC COLL, 5.75%, 10/01/2053	630	671
Illinois Housing Development Authority, South Shore HHDC, Rev., HUD, 5.00%, 02/01/2027 (z)	1,520	1,542
Illinois Housing Development Authority, Sustainable Bond,
Series A, Rev., VRDO, FHA, 2.89%, 04/07/2025 (z)	4,000	4,000
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	775	834
Illinois Housing Development Authority, Sustainable Bonds,
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	5,000	4,994
Series I, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2055	4,720	5,198
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	9,340	10,114
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	519
Rev., AGM, 5.25%, 06/15/2031	225	227
Rev., AGM, 5.25%, 06/15/2032	5,000	5,035
Illinois State Toll Highway Authority,
Series A, Rev., 4.00%, 01/01/2044	1,000	937
Series A, Rev., 4.00%, 01/01/2046	14,950	13,776
Series A, Rev., 5.00%, 01/01/2028	100	106
Series A, Rev., 5.00%, 01/01/2040	4,500	4,514
Series A, Rev., 5.00%, 01/01/2041	3,300	3,500
Series A, Rev., 5.00%, 01/01/2043	4,000	4,177
Series A, Rev., 5.00%, 01/01/2044	6,580	6,796
Series B, Rev., 5.00%, 01/01/2029	100	101
Series B, Rev., 5.00%, 01/01/2040	5,500	5,542
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 01/01/2029	800	857
Series A, Rev., 5.00%, 12/01/2031	5,115	5,172
Series A, Rev., 5.00%, 01/01/2036	1,300	1,440
Series A, Rev., 5.00%, 01/01/2037	800	883
Series A, Rev., 5.25%, 01/01/2043	2,315	2,497

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series B, Rev., 5.00%, 01/01/2028	4,000	4,218
Series B, Rev., 5.00%, 01/01/2041	2,190	2,216
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,067
Series A, Rev., 5.00%, 01/01/2037	1,555	1,659
Kane & DuPage Counties Community Unit School District No. 303 St Charles,
GO, 4.00%, 01/01/2041	2,110	2,029
GO, 4.00%, 01/01/2042	2,210	2,106
Macon County School District No. 61 Decatur, Series A, GO, AGM, 4.00%, 12/01/2036	5,000	4,810
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,376
GO, AGM, 4.00%, 01/01/2045	3,000	2,746
Metropolitan Pier & Exposition Authority,
Rev., NATL, Zero Coupon, 12/15/2034	500	333
Rev., 5.00%, 12/15/2036	540	582
Rev., 5.00%, 12/15/2037	1,090	1,170
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,791
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	316
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,700
Rev., NATL, Zero Coupon, 06/15/2037	500	292
Rev., AGM, Zero Coupon, 06/15/2044	500	200
Series B, Rev., AGM, Zero Coupon, 06/15/2027	4,310	3,988
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,785
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	127
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	685
Rev., Zero Coupon, 06/15/2041	1,750	801
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., Zero Coupon, 12/15/2035	3,200	2,025
Rev., 3.00%, 06/15/2025	150	150
Rev., 4.00%, 12/15/2042	1,000	913
Rev., 4.00%, 06/15/2050	1,000	861
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,766
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,048
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,115
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	756
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,001
Northern Illinois University, Sustainable Bond,
COP, BAM, 4.25%, 04/01/2044	1,000	923
COP, BAM, 5.50%, 04/01/2049	1,250	1,310

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	25
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,023
Sales Tax Securitization Corp., Second Lien,
Series A, Rev., 4.00%, 01/01/2039	3,000	2,906
Series A, Rev., 5.00%, 01/01/2036	5,000	5,534
Series A, Rev., BAM, 5.00%, 01/01/2037	750	786
Series A, Rev., 5.00%, 01/01/2037	3,370	3,714
Series C, Rev., 5.00%, 01/01/2029	850	907
Series C, Rev., 5.00%, 01/01/2032	1,400	1,531
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,217
State of Illinois,
GO, 4.00%, 06/01/2032	1,980	1,959
GO, 4.00%, 06/01/2034	4,485	4,366
GO, 4.00%, 06/01/2035	1,000	967
GO, 4.00%, 06/01/2036	485	465
GO, 5.00%, 01/01/2028	6,810	6,890
GO, 5.00%, 02/01/2028	1,050	1,081
GO, 5.00%, 01/01/2029	2,085	2,108
GO, 5.00%, 02/01/2029	1,450	1,503
GO, 5.00%, 02/01/2030	1,460	1,555
GO, 5.00%, 05/01/2041	850	890
GO, 5.50%, 05/01/2030	2,000	2,116
Series A, GO, 4.00%, 03/01/2041	250	233
Series A, GO, 5.00%, 11/01/2026	1,360	1,398
Series A, GO, 5.00%, 03/01/2027	855	883
Series A, GO, 5.00%, 03/01/2028	1,500	1,569
Series A, GO, 5.00%, 03/01/2030	1,000	1,066
Series A, GO, 5.00%, 03/01/2046	1,000	1,013
Series A, GO, 5.50%, 03/01/2042	1,500	1,598
Series A, GO, 5.50%, 03/01/2047	2,690	2,792
Series A, GO, 6.00%, 05/01/2025	500	501
Series B, GO, 4.00%, 10/01/2033	2,000	1,981
Series B, GO, 5.00%, 10/01/2029	1,000	1,062
Series B, GO, 5.00%, 10/01/2031	5,000	5,332
Series B, GO, 5.50%, 05/01/2039	250	264
Series B, GO, 5.50%, 05/01/2047	2,500	2,599
Series C, GO, 4.00%, 10/01/2037	2,000	1,907
Series C, GO, 5.00%, 11/01/2029	4,200	4,354
Series C, GO, 5.25%, 10/01/2047	3,000	3,084
Series D, GO, 5.00%, 11/01/2026	1,980	2,036
Series D, GO, 5.00%, 11/01/2027	6,080	6,338
Series D, GO, 5.00%, 11/01/2028	2,500	2,598
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,323
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	511
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,556
Series B, Rev., 5.00%, 06/15/2040	5,000	5,357

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,086
GO, 7.35%, 07/01/2035	3,143	3,409
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,411
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	4,782
University of Illinois, Auxiliary Facility, Series A, Rev., AGM-CR, 4.00%, 04/01/2036	4,730	4,496
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,266
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,272

		694,494

Indiana — 1.3%
City of Carmel IN Waterworks Revenue, Rev., BAM, 5.25%, 05/01/2051	1,375	1,424
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	929
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	100
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	2,997
City of Whiting, BP Products North America,
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,101
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,579
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	963
Indiana Finance Authority, Rev., 5.25%, 10/01/2044	5,000	5,398
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,339
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,015
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	7,827
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,323
Indiana Finance Authority, First Lien, Series A, Rev., 5.00%, 10/01/2025	1,625	1,628
Indiana Finance Authority, First Lien CWA Authority Project,
Rev., 5.00%, 10/01/2033	1,250	1,405
Rev., 5.00%, 10/01/2034	955	1,074
Rev., 5.00%, 10/01/2035	1,250	1,391
Rev., 5.00%, 10/01/2040	1,250	1,348
Rev., 5.00%, 10/01/2041	500	534
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,439
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	7,000	6,582
Indiana Finance Authority, Indiana University Health, Series A, Rev., 5.00%, 10/01/2053	3,000	3,098
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,732
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,832
Indiana Finance Authority, Margaret Mary Health,
Rev., 5.50%, 03/01/2044	2,650	2,767
Rev., 5.75%, 03/01/2054	4,050	4,230
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,743
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,172
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	2,042
Series B, Rev., 2.50%, 11/01/2030	1,000	915
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,255

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	145
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,174
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	953
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,245
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	2,997
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	525	517
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	230	244
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	790	772
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	40	39
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	3,926
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	425
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,026
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,060
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	8,683
Series A, Rev., 5.00%, 06/01/2025	500	501
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	203
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	2,998
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2026	1,500	1,522
Rev., AMT, 5.00%, 01/01/2029	4,245	4,457
Rev., AMT, 5.00%, 01/01/2031	3,500	3,720
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,889
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,003
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	9,765
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel,
Rev., 5.50%, 03/01/2038	2,150	2,285
Rev., 6.00%, 03/01/2053	2,050	2,162
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,590
Northwestern School Building Corp.,
Rev., 6.00%, 07/15/2040	700	772
Rev., 6.00%, 07/15/2041	900	988
Purdue University,
Series A, Rev., 5.00%, 07/01/2027	1,500	1,572
Series A, Rev., 5.00%, 07/01/2036	405	458
Westfield-Washington Multi-School Building Corp., Series A, Rev., BAM, 5.25%, 07/15/2043	1,550	1,645

		158,918

Iowa — 0.4%
Iowa Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,405
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,561

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Iowa — continued
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	220	218
Iowa Finance Authority, Ahepa 192, IV Apartments Project, Rev., HUD, 5.00%, 11/01/2026 (z)	3,040	3,070
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	5,000	5,004
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (p) (z)	5,905	6,257
Rev., 5.00%, 12/01/2050 (p)	5,255	5,925
Iowa Finance Authority, Lifespace Communities, Inc., Rev., 5.00%, 05/15/2044	3,000	2,983
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,615	1,577
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,315	1,299
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	1,963
Iowa Finance Authority, Sustainable Bond Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2045	1,220	1,203
Iowa Student Loan Liquidity Corp., Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,041
Iowa Tobacco Settlement Authority, Subordinate, Series B1, Rev., 4.00%, 06/01/2049	870	821
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,795
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,621
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,498

		52,241

Kansas — 0.2%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,049
City of Lawrence KS, Rev., 4.00%, 07/01/2036	1,500	1,444
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	919
City of Wichita KS, Rev., 5.25%, 05/15/2039	2,460	2,440
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,896
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,598
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,052
University of Kansas Hospital Authority, Improvement KU Health System, Rev., 5.00%, 09/01/2045	3,800	3,806
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,015
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,395
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	949
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,042

		27,605

Kentucky — 1.7%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,625
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,194
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,071
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	577
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,580
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,724

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,133
County of Warren, Bowling Green Warren County, Rev., 5.25%, 04/01/2049	5,000	5,276
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,849
Kenton County Airport Board, Rev., AMT, 5.00%, 01/01/2032	1,175	1,258
Kentucky Bond Development Corp., Baptist Healthcare System, Rev., 5.00%, 08/15/2055 (z)	1,650	1,815
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	398
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,696
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,533
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	4,305	4,047
Series B, Rev., NATL, Zero Coupon, 10/01/2027	2,195	1,976
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	974
Kentucky Economic Development Finance Authority, Senior Next Generation Information,
Rev., 4.25%, 07/01/2035	2,645	2,623
Rev., 5.00%, 07/01/2040	5,000	5,004
Rev., 5.00%, 01/01/2045	3,295	3,297
Kentucky Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,070	1,167
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,355	2,597
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,490	2,732
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,031
Kentucky Public Energy Authority,
Rev., 5.00%, 01/01/2055 (z)	8,010	8,408
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	996
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	26,003
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.11%, 08/01/2052 (aa)	2,500	2,481
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,745
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,922
Kentucky State Property & Building Commission, Project No. 131, Series A, Rev., 5.00%, 10/01/2041	1,500	1,604
Kentucky State Property & Buildings Commission, Project No. 132, Series A, Rev., 5.00%, 04/01/2044	9,000	9,445
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	149
COP, BAM, 4.00%, 11/01/2035	135	137
COP, BAM, 4.00%, 11/01/2036	155	156
COP, BAM, 4.00%, 11/01/2038	650	647
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,631
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	683
Louisville and Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2052	8,995	8,783
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	814

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,865
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,174
Louisville-Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2033	2,000	2,033
Public Energy Authority of Kentucky, Series A, Rev., 5.25%, 06/01/2055 (z)	15,020	15,870
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	4,008
University of Kentucky, Rev., 4.00%, 10/01/2036	5,000	4,928

		202,659

Louisiana — 1.0%
City of Lafayette, Utilities Revenue Electric Project, Rev., AGC, 5.00%, 11/01/2046	5,000	5,270
City of New Orleans LA, GO, 5.00%, 12/01/2039	2,000	2,151
City of New Orleans Sewerage Service Revenue, Rev., 5.00%, 06/01/2045 (p)	2,000	2,007
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGC, 5.00%, 08/01/2027	1,400	1,465
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,015
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,326
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	497
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	390	418
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,015	1,048
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,470
Rev., 2.50%, 04/01/2036	1,185	965
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge,
Rev., 5.00%, 02/01/2036	640	685
Rev., 5.00%, 02/01/2041	1,560	1,629
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,519
Louisiana Public Facilities Authority,
Rev., AMT, 5.50%, 09/01/2054	3,000	3,115
Rev., AMT, 5.75%, 09/01/2064	2,500	2,630
Louisiana Public Facilities Authority, Children’s Medical Center Project, Rev., 5.00%, 06/01/2045 (z)	450	468
Louisiana Public Facilities Authority, Elementus Minerals LLC Project, Rev., AMT, 5.00%, 10/01/2043 (e) (z)	6,365	6,403
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge,
Rev., AMT, 5.00%, 09/01/2066	2,330	2,280
Rev., AMT, 5.50%, 09/01/2059	3,000	3,101
Louisiana Public Facilities Authority, Loyola University Project,
Rev., 4.00%, 10/01/2038	2,560	2,415
Rev., 5.25%, 10/01/2048	5,100	5,165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,101
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2047	805	805
Louisiana Stadium & Exposition District, Senior Bonds,
Series A, Rev., 5.00%, 07/01/2042	5,460	5,722
Series A, Rev., 5.00%, 07/01/2048	2,500	2,568
Series A, Rev., 5.25%, 07/01/2053	7,500	7,802
New Orleans Aviation Board,
Rev., AMT, 5.00%, 01/01/2032	1,440	1,538
Rev., AMT, 5.00%, 01/01/2033	1,000	1,071
Rev., AMT, 5.25%, 01/01/2041	3,500	3,709
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,117
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,009
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,003
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,643
Parish of St. John the Baptist, Marathon Oil Corporation, Rev., 3.30%, 06/01/2037 (z)	10,430	10,352
Parish of St. John the Baptist, Marathon Oil Corporation Project, Rev., 2.38%, 06/01/2037 (z)	3,000	2,960
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,196
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,678
Series A, Rev., 5.00%, 07/01/2034	1,655	1,707
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	9,995
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 3.54%, 05/01/2043 (aa)	1,120	1,117

		121,135

Maine — 0.3%
Finance Authority of Maine, Casella Waste Systems, Rev., AMT, 4.63%, 12/01/2047 (e) (z)	745	751
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	583
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	86
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 4.38%, 07/01/2048	2,100	2,018
Series A, Rev., AGC, 5.25%, 07/01/2049	1,930	2,032
Maine Health & Higher Educational Facilities Authority, Maine Healthcare,
Series A, Rev., 4.00%, 07/01/2046	4,000	3,139
Series A, Rev., 5.00%, 07/01/2041	6,030	5,646
Series A, Rev., 5.00%, 07/01/2046	7,645	7,027
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	705	694
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,572
Rev., 5.00%, 07/01/2028	2,000	2,134

		32,682

Maryland — 1.6%
City of Baltimore MD, Rev., 4.88%, 06/01/2042	1,275	1,276
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,111
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,280

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	492
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	9,991
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,166
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,559
County of Montgomery MD,
GO, 2.00%, 08/01/2039	2,000	1,464
Rev., 5.00%, 12/01/2045	5,000	5,015
County of Montgomery, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2044	3,000	2,828
Rev., 5.00%, 12/01/2044	1,650	1,651
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e) (p)	750	765
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	110	108
Series D, Rev., 3.25%, 09/01/2050	1,665	1,649
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,463
Maryland Community Development Administration, Park Heights Senior, Series C, Rev., 5.25%, 11/01/2025	4,880	4,906
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	925	926
Series B, Rev., AMT, 4.50%, 09/01/2048	875	882
Maryland Community Development Administration, Social Bonds,
Series C, Rev., 3.00%, 09/01/2051	4,286	4,207
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	420	447
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	4,700	5,092
Maryland Economic Development Corp., Core Natural Resources, Inc., Rev., 5.00%, 07/01/2048 (e) (z)	1,510	1,525
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	2,037
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,333
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	610
Rev., 5.38%, 07/01/2038	1,250	1,331
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,260	1,211
Tax Allocation, 4.00%, 09/01/2040	2,280	2,070
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,026
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,901
Rev., 5.00%, 01/01/2036	4,580	4,704
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,026
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,162

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	3,037
Series A, Rev., 5.00%, 05/15/2045	9,565	9,590
Series B, Rev., 5.00%, 08/15/2038	1,000	1,000
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,305
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,700
Maryland Stadium Authority Built to Learn Revenue, Series A, Rev., 5.00%, 06/01/2033	1,375	1,513
Maryland Stadium Authority, Built To Learn Act,
Rev., 5.00%, 06/01/2039	4,135	4,517
Rev., 5.00%, 06/01/2040	4,150	4,502
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	4,917
State of Maryland,
GO, 5.00%, 06/01/2036	5,000	5,631
Series B, GO, 5.00%, 08/01/2026	1,000	1,030
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,462
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2038	965	934
Rev., AMT, 4.00%, 08/01/2039	1,160	1,120
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,606
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,354
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,114
Tender Option Bond Trust Receipts/Certificates, Rev., LIQ: Morgan Stanley, 2.94%, 07/01/2030 (e) (z)	19,385	19,385
University System of Maryland, Series A, Rev., 4.00%, 04/01/2051	1,500	1,367
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,388
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	3,985
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,170
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	9,908
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,807
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,620
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,596
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,535

		187,307

Massachusetts — 2.2%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,585
City of Brockton, GO, 4.00%, 08/01/2047	3,145	2,912
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,236
Commonwealth of Massachusetts,
GO, 4.00%, 09/01/2036	11,765	11,710
GO, 4.00%, 07/01/2037	10,000	9,955
GO, 4.00%, 09/01/2044	13,020	12,207
GO, 4.00%, 05/01/2045	10,000	9,292

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Rev., NATL, 5.50%, 01/01/2034	1,500	1,657
Series B, GO, 5.00%, 11/01/2041	9,000	9,731
Series C, GO, 5.00%, 10/01/2049	10,000	10,444
Series D, GO, 5.00%, 10/01/2053	10,000	10,383
Series E, GO, 4.00%, 09/01/2043	10,000	9,469
Series E, GO, 5.00%, 11/01/2047	5,000	5,221
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	376
Commonwealth of Massachusetts, Consolidated Loan,
Series A, GO, 5.00%, 01/01/2041	1,500	1,618
Series A, GO, 5.00%, 01/01/2054	12,000	12,468
Series E, GO, 5.00%, 08/01/2053	4,000	4,165
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	2,175	2,242
Massachusetts Bay Transportation Authority Senior Sales Tax Bond, Senior, Series A1, Rev., 4.00%, 07/01/2053	2,750	2,513
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Bonds, Series A1, Rev., 4.00%, 07/01/2051	5,000	4,586
Massachusetts Clean Water Trust (The), Sustainable Bonds,
Rev., 5.00%, 02/01/2033	1,000	1,134
Rev., 5.00%, 02/01/2035	3,760	4,219
Rev., 5.00%, 02/01/2038	250	276
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	4,845
Massachusetts Development Finance Agency, Boston Medical Center, Rev., 5.25%, 07/01/2052	2,000	2,049
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	5,075	5,065
Massachusetts Development Finance Agency, Gingercare Living, Inc., Rev., 4.75%, 12/01/2029 (e)	1,700	1,702
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,803
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,018
Massachusetts Development Finance Agency, Lowell General Hospital, Series G, Rev., 5.00%, 07/01/2044	4,000	3,770
Massachusetts Development Finance Agency, Mass General Brigham,
Series D, Rev., 5.00%, 07/01/2047	8,010	8,258
Series D, Rev., 5.00%, 07/01/2054	8,000	8,201
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (p)	1,000	1,100
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,108
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 3.47%, 07/01/2049 (aa) (e)	100	100
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	987
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,003
Massachusetts Educational Financing Authority,
Rev., AMT, 4.25%, 07/01/2032	80	79

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Rev., AMT, 5.00%, 07/01/2029	2,250	2,343
Rev., AMT, 5.00%, 07/01/2032	585	615
Series B, Rev., AMT, 2.63%, 07/01/2036	300	299
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	130	116
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,458
Massachusetts Educational Financing Authority, Senior Bonds,
Series B, Rev., AMT, 4.25%, 07/01/2044	1,005	976
Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,760
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	725	690
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 2.75%, 04/01/2025 (z)	15,000	15,000
Massachusetts Housing Finance Agency, Mill Road Apartments Project, Rev., VRDO, 2.83%, 04/07/2025 (z)	5,800	5,800
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,640	2,600
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	870	856
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,249
Massachusetts Housing Finance Agency, Sustainability Bond,
Series B2, Rev., 0.75%, 06/01/2025	115	114
Series C1, Rev., 2.65%, 12/01/2034	1,000	833
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	651
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	565
Massachusetts Port Authority,
Rev., AMT, 4.00%, 07/01/2046	8,000	7,225
Rev., AMT, 5.00%, 07/01/2049	2,735	2,752
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,609
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,140
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	996
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,715
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,653
Massachusetts School Building Authority, Rev., 4.00%, 02/15/2042	5,700	5,468
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,120
Massachusetts Water Resources Authority, Sustainable Bond, Rev., 5.00%, 08/01/2026 (p)	515	530
Massachusetts Water Resources Authority, Unrefunded Sustainable Bond, Rev., 5.00%, 08/01/2026	485	500
The Massachusetts Clean Water Trust, Sustainable Bonds, Rev., 5.00%, 02/01/2042	1,000	1,096
Town of Tyngsborough, GO, 4.00%, 10/15/2045	1,955	1,823
Town of Watertown MA, GO, 4.00%, 06/15/2050	1,850	1,745
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,182

		257,966

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — 1.8%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.60%), 3.66%, 07/01/2032 (aa)	1,000	986
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	456
Series A, GO, 5.00%, 04/01/2039	115	119
Series A, GO, 5.00%, 04/01/2046	35	35
Series A, GO, 5.00%, 04/01/2050	30	30
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,800
City of Warren,
GO, 5.00%, 11/01/2043	1,430	1,515
GO, 5.00%, 11/01/2044	1,015	1,074
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	1,120	1,147
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	228
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	361
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	288
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	637
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,220
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,364
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,045
Grand Rapids Public Schools,
GO, AGM, 5.00%, 05/01/2042	1,225	1,307
GO, AGM, 5.00%, 05/01/2043	1,700	1,807
GO, AGM, 5.00%, 05/01/2044	1,450	1,538
GO, AGM, 5.00%, 05/01/2046	4,000	4,227
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien,
Series A, Rev., 5.00%, 07/01/2038	645	708
Series B, Rev., 5.00%, 07/01/2025	1,115	1,121
Series B, Rev., 5.00%, 07/01/2028	140	149
Series C, Rev., 5.00%, 07/01/2037	850	938
Series C, Rev., 5.00%, 07/01/2038	725	795
Series C, Rev., 5.00%, 07/01/2040	1,150	1,250
Series C, Rev., 5.00%, 07/01/2041	1,140	1,233
Series C, Rev., 5.00%, 07/01/2042	1,200	1,288
Series C, Rev., 5.00%, 07/01/2043	875	934
Great Lakes Water Authority Water Supply System Revenue,
Rev., 5.00%, 07/01/2036	10,625	11,769
Rev., 5.00%, 07/01/2037	1,570	1,731
Rev., 5.25%, 07/01/2052	3,000	3,170
Great Lakes Water Authority Water Supply System Revenue, Senior Lien, Series C, Rev., 5.25%, 07/01/2033	2,515	2,563
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds,
Series A, Rev., 5.00%, 07/01/2037	2,510	2,768
Series A, Rev., 5.00%, 07/01/2038	2,000	2,191
Series B, Rev., 5.00%, 07/01/2037	550	606
Series B, Rev., 5.00%, 07/01/2038	500	548
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	76

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,265
Lansing Board of Water & Light,
Series A, Rev., 5.00%, 07/01/2037	1,625	1,798
Series A, Rev., 5.00%, 07/01/2039	405	441
Series A, Rev., 5.00%, 07/01/2041	1,500	1,615
Series A, Rev., 5.00%, 07/01/2048	1,675	1,703
Series A, Rev., 5.25%, 07/01/2054	7,000	7,411
Michigan Finance Authority, Series A, Rev., 4.00%, 12/01/2049	1,000	859
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	222
Rev., 5.00%, 05/01/2046	2,000	1,477
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,093
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,371
Rev., 5.00%, 04/15/2030	3,000	3,258
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,153
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	99
Michigan Finance Authority, Henry Ford Health System,
Rev., 5.00%, 11/15/2041	3,145	3,178
Series A, Rev., 5.00%, 11/15/2048	7,000	7,072
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	736
Rev., 5.00%, 09/01/2033	800	847
Rev., 5.00%, 09/01/2034	570	601
Rev., 5.00%, 09/01/2035	1,200	1,261
Michigan Finance Authority, Local Government Loan Program, Rev., 5.00%, 07/01/2044	4,000	4,002
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	8,776
Rev., 4.00%, 02/15/2047	3,000	2,693
Rev., 4.00%, 02/15/2050	2,500	2,179
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,692
Michigan Finance Authority, Sparrow Obligated Group, Rev., 5.00%, 11/15/2045 (p)	2,250	2,255
Michigan Finance Authority, State Aid Note Loan Program, Rev., 5.00%, 11/01/2029	2,755	2,974
Michigan Finance Authority, State Revolving Fund Program, Rev., 5.00%, 10/01/2042	8,000	8,659
Michigan Finance Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2040	9,130	8,529
Rev., 4.00%, 12/01/2048	1,300	1,122
Rev., 5.00%, 12/01/2036	1,000	1,065
Michigan Finance Authority, Unrefunded Trinity Health Co., Rev., 5.00%, 12/01/2045	2,250	2,251
Michigan State Building Authority, Series I, Rev., 5.00%, 10/15/2027	2,500	2,631
Michigan State Building Authority, Facilities Multi Mod Program, Rev., VRDO, 2.97%, 04/01/2025 (z)	10,955	10,955
Michigan State Building Authority, Facilities Program,
Series II, Rev., 4.00%, 10/15/2043	1,000	944
Series II, Rev., 5.00%, 10/15/2026	3,500	3,616
Series II, Rev., 5.00%, 10/15/2042	1,350	1,431
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	105

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan State Housing Development Authority,
Rev., HUD, 4.45%, 10/01/2044	1,500	1,467
Series A, Rev., 0.55%, 04/01/2025	155	155
Series A, Rev., 5.10%, 10/01/2053	5,000	4,894
Series C, Rev., 3.00%, 06/01/2051	1,600	1,576
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	2,750	2,701
Series A, Rev., 5.00%, 06/01/2053	1,920	1,989
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053	1,205	1,284
Series D, Rev., 5.50%, 06/01/2053	310	326
Michigan State Housing Development Authority, Sustainable Bond, Series D, Rev., 6.25%, 06/01/2055	800	877
Michigan State Housing Development Authority, Sustainable Bonds, Series A, Rev., 6.00%, 06/01/2054	2,840	3,060
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	1,985
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,509
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,010
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	683
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,682
Michigan Strategic Fund, I-75 Improvement Project, Rev., AMT, 5.00%, 12/31/2032	1,250	1,279
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,258
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,037
State of Michigan Trunk Line Revenue, State Trunkline Fund Bonds, Series A, Rev., 4.00%, 11/15/2046	8,125	7,550
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	437
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,080
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,100
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,474
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,002

		216,776

Minnesota — 1.0%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,763
City of Minneapolis, Allina Health System,
Series A, Rev., 5.00%, 11/15/2052 (z)	1,000	1,051
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,834
City of Minneapolis, Fairview Health Services,
Series A, Rev., 4.00%, 11/15/2048	4,120	3,511
Series AA, Rev., AGM-CR, 5.00%, 11/15/2036	3,000	3,158
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,622
Duluth Economic Development Authority, Essentia Health, Rev., 5.00%, 02/15/2058	6,115	6,012
Duluth Economic Development Authority, Essentia Health Obligation Group,
Rev., 5.00%, 02/15/2048	3,000	3,002
Rev., 5.25%, 02/15/2058	1,000	1,014
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	8,924

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	778
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., AGM-CR, 5.00%, 11/15/2047	4,500	4,517
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,420
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,890
Minneapolis-St Paul Metropolitan Airports Commission,
Rev., AMT, 5.00%, 01/01/2035	5,000	5,341
Rev., AMT, 5.00%, 01/01/2038	5,000	5,248
Rev., AMT, 5.00%, 01/01/2040	1,800	1,866
Rev., AMT, 5.25%, 01/01/2049	6,000	6,204
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group,
Rev., 5.25%, 01/01/2047	5,000	5,205
Rev., 5.25%, 01/01/2054	6,750	6,953
Minnesota Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	3,310	3,676
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,484
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	790	776
Series C, Rev., 5.00%, 08/01/2032	2,365	2,576
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,335	1,311
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	2,330	2,296
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	288	236
Series I, Rev., 3.00%, 01/01/2051	1,240	1,221
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	315	309
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	960	939
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	200	196
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	375	399
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,341
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	4,785	5,187
Minnesota Office of Higher Education, Senior, Rev., AMT, 2.65%, 11/01/2038	1,000	893
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	657
Minnesota Rural Water Finance Authority, Inc., Rev., BAN, 3.30%, 08/01/2026	2,000	2,002
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,600	4,324
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	699
Series A, GO, 5.00%, 08/01/2026	250	258
Series A, GO, 5.00%, 10/01/2029	45	47
Series A, GO, 5.00%, 10/01/2032	1,000	1,045
Series A, GO, 5.00%, 08/01/2033	2,000	2,042
Series A, GO, 5.00%, 08/01/2034	2,000	2,110
Series E, GO, 3.00%, 08/01/2026	710	712
State of Minnesota, Trunk Highways, Series B, GO, 3.00%, 08/01/2030	5,000	4,887

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
University of Minnesota,
Series A, Rev., 5.00%, 01/01/2040	405	440
Series A, Rev., 5.00%, 01/01/2041	2,500	2,704
Series A, Rev., 5.00%, 01/01/2042	2,750	2,956

		125,036

Mississippi — 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	109
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,266
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	160	165
Mississippi Hospital Equipment & Facilities Authority,
Rev., 5.00%, 09/01/2036	1,250	1,256
Rev., 5.00%, 09/01/2046	1,500	1,460
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	251
State of Mississippi, ABC Warehouse Construction,
Rev., 4.00%, 10/01/2045	1,000	919
Rev., 5.00%, 10/01/2041	1,000	1,070
Rev., 5.00%, 10/01/2043	1,035	1,093
Rev., 5.00%, 10/01/2044	1,000	1,051

		8,640

Missouri — 0.6%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	5,079
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	844
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,072
City of St Louis MO Airport Revenue, Rev., AGM, 5.00%, 07/01/2032	1,000	1,113
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,832
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	1,974
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,449
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	485
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	944
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,217
Rev., AMT, 5.00%, 03/01/2029	3,050	3,198
Rev., AMT, 5.00%, 03/01/2038	2,480	2,541
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	5,040
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,892
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	392
Missouri Housing Development Commission,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	4,445	4,334
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	995	985
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	10,155	11,124
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,100	3,046
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	340	336
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,730	1,691
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,785	3,014
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2056 (w)	6,000	6,482
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	2,900	3,163
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,560	2,849
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,781
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	538
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,266

		76,686

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,314
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,055	2,027
Rev., 4.60%, 12/01/2049	2,785	2,733
Rev., 6.00%, 12/01/2054	410	443
Series A, Rev., 3.00%, 06/01/2052	310	304
Series B2, Rev., AMT, 3.50%, 12/01/2042	95	95
Series B, Rev., 3.00%, 12/01/2051	910	895
Series C, Rev., 6.25%, 06/01/2054	1,430	1,549
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,022
Montana Facility Finance Authority, Bozeman Deaconess Health Services, 5.00%, 06/01/2048	2,700	2,685

		15,067

Nebraska — 0.4%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	16,845	16,870
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,078
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 3.40%, 07/01/2035 (aa)	2,185	2,165
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	346
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,096
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,014
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	1,963
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,203
Nebraska Educational Health Cultural & Social Services Finance Authority, Rev., 4.00%, 01/01/2044	1,625	1,458

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nebraska — continued
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	943
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	316
Omaha Airport Authority, Airport Facilities, Rev., AGC, AMT, 5.00%, 12/15/2036	1,250	1,331
Omaha Public Power District, Rev., 5.00%, 02/01/2038	5,505	6,037
Omaha School District, GO, 4.00%, 12/15/2038	5,000	4,675
University of Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,032

		47,527

Nevada — 0.8%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,004
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,906
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	200	179
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village,
Special Assessment, 5.50%, 06/01/2038	400	423
Special Assessment, 5.75%, 06/01/2043	500	523
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,091
Clark County School District,
Series A, GO, AGM, 4.00%, 06/15/2040	1,375	1,334
Series B, GO, 5.00%, 06/15/2030	1,445	1,573
Series C, GO, 5.00%, 06/15/2026	1,250	1,281
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	529
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,158
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,247
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,106
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,632
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,218
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	4,000	4,009
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,411
Rev., 5.00%, 07/01/2031	1,950	2,089
Rev., 5.00%, 07/01/2032	2,385	2,541
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,379
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,532
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	860
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,279
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,058
Las Vegas Convention & Visitors Authority,
Series A, Rev., 5.00%, 07/01/2027	900	940
Series A, Rev., 5.00%, 07/01/2028	1,250	1,329
Series A, Rev., 5.00%, 07/01/2040	250	267
Series B, Rev., 4.00%, 07/01/2049	10,765	9,445
Series B, Rev., 5.00%, 07/01/2029	1,345	1,447
Series B, Rev., 5.00%, 07/01/2034	1,275	1,392

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
Series B, Rev., 5.00%, 07/01/2038	1,000	1,074
Series B, Rev., 5.00%, 07/01/2043	5,150	5,270
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,540
Series D, GO, 5.00%, 06/01/2027	2,025	2,118
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,047
Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2034	2,000	2,265

		92,496

New Hampshire — 0.6%
New Hampshire Business Finance Authority,
Rev., 0.00%, 11/20/2039 (z)	4,616	4,531
Rev., 3.63%, 08/20/2039	10,521	9,673
Rev., 4.13%, 01/20/2034	2,938	2,929
Rev., 4.25%, 07/20/2041	5,068	4,886
Rev., 4.38%, 09/20/2036	640	640
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,777
New Hampshire Business Finance Authority, Centurion Foundation Woodway Drive, Rev., 4.53%, 10/15/2034 (e)	4,060	4,009
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	750	769
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	701
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	270
Rev., 4.00%, 01/01/2027	250	249
Rev., 4.00%, 01/01/2028	290	289
Rev., 4.00%, 01/01/2029	300	297
Rev., 4.00%, 01/01/2030	280	276
Rev., 4.00%, 01/01/2031	870	852
New Hampshire Business Finance Authority, Sustainable Bond, Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,536
New Hampshire Business Finance Authority, Sustainable Bonds Municipal Certificates, Rev., 4.17%, 01/20/2041	6,600	6,381
New Hampshire Business Finance Authority, Sustainable Certificates,
Rev., HUD, 4.15%, 10/20/2040 (z)	4,965	4,824
Series 2, Rev., 3.88%, 01/20/2038	1,226	1,158
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,604
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	1,964
New Hampshire Health and Education Facilities Authority Act,
Rev., 3.30%, 06/01/2040 (z)	2,500	2,507
Rev., 4.00%, 08/01/2043	5,000	4,632
Series B, Rev., AMT, 5.00%, 11/01/2043	1,430	1,450
New Hampshire Health and Education Facilities Authority Act, Dartmouth Hitchcock Obligation, Rev., BAM, 4.00%, 08/01/2033	5,000	4,830

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — continued
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corporation, Rev., AMT, 4.00%, 11/01/2044	530	473
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	430	458
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	2,090	2,286

		67,251

New Jersey — 2.2%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	560
Rev., 6.00%, 06/15/2047	1,000	1,048
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,029
City of Newark, Series A, GO, AGM, 5.00%, 10/01/2028	750	797
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	948
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	672
Rev., BAM, 4.00%, 07/01/2051	1,000	903
Jersey City Municipal Utilities Authority, Sewer Project Notes, Series B, Rev., 5.00%, 05/01/2025	210	210
Jersey City Municipal Utilities Authority, Water Project Notes, Series A, Rev., 5.00%, 05/01/2025	170	170
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,030
New Jersey Economic Development Authority,
Rev., 5.00%, 03/01/2028	785	827
Series A, Rev., 5.00%, 11/01/2027	2,500	2,618
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,037
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	519
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,166
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,091
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,281
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,093
Series WW, Rev., 5.00%, 06/15/2034 (p)	1,500	1,507
Series WW, Rev., 5.25%, 06/15/2030 (p)	1,000	1,005
New Jersey Economic Development Authority, Middlesex Water Company,
Rev., AMT, 4.00%, 08/01/2059	4,200	3,715
Rev., AMT, 5.00%, 08/01/2059	3,000	3,006
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,354
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,888
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,014
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	5,672
Rev., 5.00%, 11/01/2052	6,190	6,322
Rev., 5.25%, 11/01/2041	6,000	6,373
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,575

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,241
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 5.00%, 06/15/2026	555	567
Series QQQ, Rev., 5.00%, 06/15/2027	410	427
Series QQQ, Rev., 5.00%, 06/15/2028	400	423
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,127
Series B, Rev., 5.00%, 06/15/2028	8,635	9,129
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,348
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
Rev., 5.00%, 09/01/2038	1,000	1,076
Rev., 5.00%, 09/01/2040	2,200	2,339
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,008
New Jersey Educational Facilities Authority, Princeton University, Series I, Rev., 5.00%, 07/01/2036	1,015	1,047
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,427
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	218
New Jersey Health Care Facilities Financing Authority, Rev., 5.00%, 07/01/2036	7,500	8,378
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,234
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,270
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group,
Rev., 4.25%, 07/01/2054	1,875	1,872
Rev., 5.25%, 07/01/2044	8,780	9,474
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,387
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,545
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,505
New Jersey Higher Education Student Assistance Authority, Senior,
Series 2015-1A, Rev., AMT, 4.00%, 12/01/2030	630	625
Series A, Rev., AMT, 3.50%, 12/01/2039	1,585	1,525
Series B, Rev., AMT, 4.00%, 12/01/2041	640	626
Series B, Rev., AMT, 4.00%, 12/01/2044	2,200	2,031
Series B, Rev., AMT, 4.25%, 12/01/2045	3,880	3,750
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,097
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,017
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	1,765	1,756
New Jersey Housing & Mortgage Finance Agency, New Irvine Turner Apartments, Rev., HUD, 3.67%, 02/01/2026	550	552
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	175	181
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	670	654

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	658
New Jersey Transportation Trust Fund Authority,
Rev., 5.25%, 06/15/2046 (p)	14,455	15,898
Series A, Rev., 5.00%, 06/15/2029	1,550	1,662
Series A, Rev., 5.00%, 06/15/2030	3,000	3,249
Series A, Rev., 5.00%, 06/15/2034	6,590	7,296
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,556
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,244
Series AA, Rev., 5.00%, 06/15/2045	660	676
Series AA, Rev., 5.25%, 06/15/2041	1,250	1,353
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,101
New Jersey Transportation Trust Fund Authority, Capital Appreciation,
Series A, Rev., TRAN, BAM, Zero Coupon, 12/15/2038	1,000	564
Series C, Rev., TRAN, AMBAC, Zero Coupon, 12/15/2026	1,455	1,378
New Jersey Transportation Trust Fund Authority, Program B, Rev., 5.00%, 06/15/2037	2,000	2,148
New Jersey Transportation Trust Fund Authority, Transportation Program,
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,268
Series BB, Rev., 5.00%, 06/15/2040	8,120	8,631
Series CC, Rev., 5.00%, 06/15/2041	3,500	3,711
Series CC, Rev., 5.25%, 06/15/2055	5,700	5,948
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	537
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	536
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	1,908
Rev., 5.00%, 12/15/2028	1,000	1,066
Rev., 5.00%, 12/15/2031	1,560	1,668
New Jersey Turnpike Authority,
Rev., 5.00%, 01/01/2042	10,000	10,724
Series A, Rev., 4.00%, 01/01/2042	1,000	968
Series B, Rev., 4.50%, 01/01/2048	1,750	1,758
Series D, Rev., 5.00%, 01/01/2028	1,900	1,958
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	409
GO, BAM, 4.00%, 07/15/2035	410	416
GO, BAM, 4.00%, 07/15/2036	425	429
GO, BAM, 4.00%, 07/15/2037	430	432
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,214
Rev., AGM, 5.00%, 06/01/2040	1,100	1,207
Rev., AGM, 5.00%, 06/01/2041	1,000	1,087
Rev., AGM, 5.00%, 06/01/2042	1,000	1,078
South Jersey Port Corp., Marine Terminal, Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,027
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,016
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,199
South Jersey Port Corp., Subordinate, Marine Terminal,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,250
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,278
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,018
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	535
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,285
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,020
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,199
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,088
Series A, GO, 5.00%, 06/01/2028	4,245	4,521
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	939
Tobacco Settlement Financing Corp., Series A, Rev., 5.00%, 06/01/2025	1,650	1,653

		258,050

New Mexico — 0.4%
City of Farmington NM,
Rev., 3.88%, 06/01/2040 (z)	8,750	8,756
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,679
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,001
City of Farmington, San Juan and Four Corners,
Rev., 2.15%, 04/01/2033	4,890	4,031
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	170	149
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,083
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,103
Rev., 5.00%, 06/01/2032	1,000	1,034
Series A, Rev., 5.00%, 08/01/2044	3,185	3,240
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	482
New Mexico Mortgage Finance Authority, Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	1,955	1,921
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	590	631
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	120	120
New Mexico Municipal Energy Acquisition Authority,
Rev., 5.00%, 06/01/2054 (z)	8,485	8,964
Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,505
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,457
Winrock Town Center, Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,601

		41,757

New York — 12.5%
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,263
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,653
Rev., AGM, 5.00%, 04/01/2026	500	508

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Build C Resource Corp., Success Academy Charter School,
Rev., 4.00%, 09/01/2042	1,200	1,110
Rev., 4.00%, 09/01/2043	1,000	920
Rev., 5.00%, 09/01/2036	1,660	1,765
Rev., 5.00%, 09/01/2037	1,475	1,562
Rev., 5.00%, 09/01/2039	1,125	1,182
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	326
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,176
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	265
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	663
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	554
Rev., 5.00%, 07/01/2052	700	674
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,001
Series A, GO, 5.00%, 09/01/2027	1,500	1,574
City of New York,
Series A1, GO, 4.00%, 08/01/2034	3,000	3,063
Series A1, GO, 4.00%, 08/01/2036	1,000	1,007
Series A1, GO, 5.00%, 08/01/2029	2,900	3,133
Series A1, GO, 5.00%, 09/01/2034	2,000	2,201
Series A1, GO, 5.00%, 08/01/2041	3,000	3,099
Series A1, GO, 5.25%, 09/01/2042	8,715	9,332
Series B1, GO, 5.00%, 08/01/2031	1,000	1,105
Series B1, GO, 5.00%, 10/01/2031	500	553
Series B1, GO, 5.00%, 08/01/2035	90	99
Series B1, GO, 5.25%, 10/01/2047	3,000	3,156
Series C1, GO, 5.00%, 08/01/2031	500	544
Series C4, GO, AGM, 5.00%, 10/01/2027	5,000	5,266
Series C, GO, 5.00%, 08/01/2027	2,000	2,098
Series C, GO, 5.00%, 03/01/2042	1,340	1,425
Series C, GO, 5.25%, 03/01/2053	30,140	31,731
Series D1, GO, 5.00%, 12/01/2031	1,380	1,460
Series D1, GO, 5.00%, 12/01/2036	11,955	12,460
Series E, GO, 5.00%, 08/01/2028	1,625	1,734
Series E, GO, 5.00%, 08/01/2033	2,000	2,112
Series F1, GO, 3.00%, 03/01/2035	2,135	1,957
Series F1, GO, 5.00%, 03/01/2043	1,000	1,040
City of New York NY,
GO, 5.00%, 08/01/2031	6,000	6,629
GO, 5.00%, 09/01/2041	2,000	2,149
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 3.65%, 04/07/2025 (z)	120	120
Series 3, GO, VRDO, 3.65%, 04/01/2025 (z)	1,590	1,590
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	125
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,226

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	447
Series C, GO, 5.00%, 08/01/2035	4,740	5,070
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	217
GO, 5.25%, 05/01/2041	2,000	2,156
GO, 5.50%, 05/01/2044	1,000	1,076
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	384
City of New York, Subordinated,
Series E1, GO, 4.00%, 04/01/2050	8,500	7,816
Series F1, GO, 5.00%, 08/01/2025	390	393
Series F1, GO, 5.00%, 08/01/2027	1,750	1,836
Series F1, GO, 5.00%, 08/01/2028	350	373
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	543
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,079
County of Nassau,
Series A, GO, AGM, 4.00%, 04/01/2046	1,300	1,229
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,499
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	6,250	6,260
Empire State Development Corp., Series A, Rev., 5.00%, 03/15/2051	4,525	4,726
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,083
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	8,512
Series A, Rev., 5.00%, 02/15/2045	2,210	2,249
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,121
Series A, Rev., 5.00%, 09/01/2037	1,250	1,335
Series B, Rev., 1.50%, 09/01/2051 (z)	8,200	7,965
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,526
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,648
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 3.72%, 11/01/2032 (aa)	430	430
Rev., BAM, 4.00%, 11/15/2048	4,415	4,001
Rev., 5.00%, 11/15/2049	2,000	2,014
Special Tax, 5.25%, 11/15/2042	2,140	2,343
Special Tax, 5.25%, 11/15/2045	8,500	9,151
Series A, Rev., 5.25%, 11/15/2030	1,475	1,519
Series A, Rev., 5.25%, 11/15/2034	8,000	8,203
Series B, Rev., 5.00%, 11/15/2025	540	546
Series B, Rev., TRAN, 5.00%, 11/15/2040	2,450	2,456
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,100
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	3,050
Series D, Rev., 5.00%, 11/15/2027	1,200	1,234
Metropolitan Transportation Authority Dedicated Tax Fund, Sustainable Bond, Series A, Special Tax, 5.25%, 11/15/2054	2,790	2,955
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,731

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority, Green Bond,
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,116
Series C2, Rev., Zero Coupon, 11/15/2032	500	372
Series C, Rev., 5.00%, 11/15/2040	2,465	2,549
Series E, Rev., 4.00%, 11/15/2045	60	54
Series E, Rev., 5.00%, 11/15/2029	250	270
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,011
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,025
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,044
Series D3, Rev., 4.00%, 11/15/2049	1,000	880
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,195
Metropolitan Transportation Authority, Sustainable Bond,
Series A, Rev., 5.25%, 11/15/2049	2,000	2,066
Series C1, Rev., 4.00%, 11/15/2031	2,450	2,468
Series E, Rev., 5.00%, 11/15/2033	2,400	2,574
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,777
Monroe County Industrial Development Corp., Andrews Terrace Community,
Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,067
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,040
Rev., 5.00%, 12/01/2028	1,700	1,788
Rev., 5.00%, 12/01/2029	1,900	2,013
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	14,352
MTA Hudson Rail Yards Trust Obligations,
Series A, Rev., 5.00%, 11/15/2051	5,000	4,983
Series A, Rev., 5.00%, 11/15/2056	2,000	1,986
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2026	6,055	6,175
Series A, Rev., 5.00%, 02/15/2027	5,360	5,580
New York City Housing Development Corp.,
Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,475
Rev., 4.00%, 12/15/2031	205	208
New York City Housing Development Corp., 8 Spruce Street, Rev., 5.25%, 12/15/2031	1,000	1,018
New York City Housing Development Corp., Sustainability Bonds, Series C2, Rev., 0.70%, 11/01/2060 (z)	665	660
New York City Housing Development Corp., Sustainable Bond,
Series A2, Rev., 3.25%, 11/01/2064 (z)	2,725	2,707
Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,314
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 2.00%, 01/01/2038	675	486
Rev., AGM, 3.00%, 01/01/2040	250	206
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,017
Series A, Rev., AGM, 5.00%, 01/01/2027	625	645
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,065
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,614

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	8,183
Rev., AGM, 5.00%, 03/01/2028	1,250	1,317
Rev., AGM, 5.00%, 03/01/2029	1,500	1,599
Rev., AGM, 5.00%, 03/01/2030	3,900	4,194
New York City Municipal Water Finance Authority,
Series AA1, Rev., 5.25%, 06/15/2052	4,610	4,860
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,549
Series CC, Rev., 5.25%, 06/15/2054	5,000	5,305
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,157
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.77%, 04/01/2025 (z)	8,000	8,000
Rev., 4.00%, 06/15/2051	9,205	8,367
Rev., 5.00%, 06/15/2044	2,755	2,918
Rev., 5.25%, 06/15/2054	5,000	5,291
Series BB, Rev., 5.00%, 06/15/2043	5,535	5,941
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,155
New York City Municipal Water Finance Authority, Subordinate Fiscal 2025, Series AA, Rev., 5.25%, 06/15/2053	15,890	16,917
New York City Municipal Water Finance Authority, Subordinated Second General Resolution, Rev., VRDO, 3.80%, 04/01/2025 (z)	4,300	4,300
New York City Transitional Finance Authority,
Rev., 5.00%, 11/01/2027	4,490	4,734
Rev., 5.00%, 05/01/2030	2,000	2,182
Rev., 5.00%, 05/01/2038	4,900	5,375
Rev., 5.00%, 11/01/2038	3,485	3,828
Rev., 5.00%, 05/01/2041	6,000	6,429
Rev., 5.25%, 05/01/2048	5,165	5,511
Rev., 5.25%, 05/01/2049	3,000	3,190
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	17,866
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	586
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,027
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,520
New York City Transitional Finance Authority Building Aid Revenue, Subordinate Fiscal 2015, Series S, Rev., 5.00%, 07/15/2028	2,060	2,065
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,082
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 4.00%, 08/01/2036	11,260	11,291
Rev., 5.00%, 11/01/2028	600	643
Series A4, Rev., VRDO, 3.60%, 04/01/2025 (z)	11,200	11,200
Series B1, Rev., 4.00%, 08/01/2042	17,500	16,500
Series E1, Rev., 3.00%, 02/01/2028	730	730
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,219
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,138
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,232
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,473

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured,
Rev., 4.00%, 11/01/2035	7,000	7,109
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,264
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,017
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated,
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,357
Series E1, Rev., 4.00%, 02/01/2041	12,000	11,258
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	1,985
Rev., 5.00%, 11/01/2025	255	258
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,497
Series DS, Rev., 4.00%, 11/01/2038	4,000	3,957
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,842
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	4,816
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,072
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,972
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,033
Rev., 5.00%, 05/01/2031	1,000	1,095
Rev., 5.25%, 08/01/2042	3,000	3,197
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,877
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,763
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Bonds, Rev., VRDO, 3.75%, 04/01/2025 (z)	22,900	22,900
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Future Tax Secured, Rev., VRDO, 3.70%, 04/01/2025 (z)	15,000	15,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,591
New York City Transitional Finance Authority, Fiscal 2025,
Series D, Rev., 5.00%, 05/01/2035	900	1,009
Series D, Rev., 5.00%, 05/01/2036	1,540	1,717
New York City Transitional Finance Authority, Multi Modal Bonds Subordinate, Rev., 5.00%, 05/01/2039	1,500	1,631
New York City Transitional Finance Authority, Subordinate,
Series D1, Rev., 5.00%, 11/01/2034	4,410	4,931
Series D1, Rev., 5.00%, 11/01/2037	715	787
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,264
New York City Transitional Finance Authority, Subordinate Fiscal 2025,
Rev., 5.00%, 11/01/2032	1,315	1,470
Rev., 5.00%, 11/01/2034	1,965	2,208
Rev., 5.00%, 11/01/2038	4,100	4,520
Series H, Rev., 5.00%, 11/01/2042 (w)	1,000	1,065
Series H, Rev., 5.25%, 11/01/2045 (w)	1,500	1,613

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Subordinated Bonds,
Series E, Rev., 5.00%, 11/01/2039	6,000	6,553
Series E, Rev., 5.00%, 11/01/2042	900	956
Series E, Rev., 5.00%, 11/01/2043	2,485	2,626
Series E, Rev., 5.00%, 11/01/2053	4,500	4,676
New York City Transitional Finance Authority, Subordinated Future Tax,
Rev., 5.00%, 11/01/2039	3,780	4,128
Series CS, Rev., 5.00%, 05/01/2045	5,000	5,249
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	541
New York City Water & Sewer System,
Series BB1, Rev., 5.00%, 06/15/2049	500	516
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,096
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,665
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,034
Rev., 5.00%, 06/15/2029	535	581
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,773
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,422
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,170
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,059
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,796
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 3.60%, 04/01/2025 (z)	2,000	2,000
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,141
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,387
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,655
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,950
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,237
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	26,900	26,959
New York Power Authority,
Rev., 4.00%, 11/15/2049	2,000	1,811
Rev., 5.00%, 11/15/2041	1,500	1,663
Series A, Rev., 4.00%, 11/15/2045	9,000	8,306
New York Power Authority, Green Transmission Project,
Rev., AGM, 5.00%, 11/15/2028	1,000	1,081
Rev., AGM, 5.00%, 11/15/2034	635	701
Rev., AGM, 5.00%, 11/15/2035	1,250	1,374
New York State Dormitory Authority,
Rev., AGM, 5.00%, 10/01/2025	1,350	1,365
Rev., AGM, 5.00%, 10/01/2026	875	905
Rev., 5.00%, 07/01/2035	750	854
Rev., AGM, 5.00%, 10/01/2037	1,000	1,084
Rev., AGM, 5.00%, 10/01/2039	860	920
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,770
Series A, Rev., 4.00%, 03/15/2039	1,000	991

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 4.00%, 03/15/2054	8,090	7,432
Series A, Rev., 5.00%, 03/15/2029 (p)	1,070	1,155
Series A, Rev., 5.00%, 03/15/2034	2,000	2,040
Series A, Rev., 5.00%, 03/15/2036	1,765	1,959
Series A, Rev., 5.00%, 03/15/2040	1,000	1,038
Series A, Rev., 5.00%, 03/15/2044	2,460	2,601
New York State Dormitory Authority, Bidding Group 3,
Series A, Rev., 5.00%, 03/15/2054	14,205	14,740
Series A, Rev., 5.00%, 03/15/2056	7,890	8,182
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,428
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,351
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	95	97
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,272
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,168
Series A, Rev., 5.00%, 03/15/2036	2,015	2,116
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,232
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Rev., 5.00%, 07/01/2040	1,500	1,500
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	1,000	1,005
Series A, Rev., 5.00%, 08/01/2026	900	919
Series A, Rev., 5.00%, 08/01/2031	1,010	1,037
New York State Dormitory Authority, Northwell Health Obligated,
Rev., 5.00%, 05/01/2033	4,000	4,420
Rev., 5.00%, 05/01/2034	19,180	21,195
Rev., 5.25%, 05/01/2054	5,000	5,217
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	6,178
Rev., 4.25%, 05/01/2052	4,930	4,656
Rev., 5.00%, 05/01/2052	3,000	3,075
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,890
New York State Dormitory Authority, Second Bond Financing Program,
Rev., AGM, 5.00%, 10/01/2029	2,000	2,173
Rev., AGM, 5.00%, 10/01/2030	2,670	2,937
Rev., AGM, 5.00%, 10/01/2036	260	281
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	906
New York State Dormitory Authority, Unrefunded, Series A, Rev., 5.00%, 03/15/2029	1,930	2,079
New York State Dormitory Authority, Unrefunded 2024 Bidding Group, Rev., 5.00%, 03/15/2029	2,000	2,154
New York State Dormitory Authority, Unrefunded General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	5	5
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028 (p)	1,000	1,067
New York State Dormitory Authority, White Plains Hospital Obligated,
Rev., AGC, 5.00%, 10/01/2039	750	804
Rev., AGC, 5.25%, 10/01/2040	500	543
Rev., AGC, 5.25%, 10/01/2041	525	566

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Rev., 5.25%, 10/01/2049	2,025	2,064
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,575
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	618
Rev., 5.00%, 09/15/2031	250	280
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	249
New York State Environmental Facilities Corp., Waste Management, Inc., Rev., AMT, 3.70%, 05/01/2030 (z)	6,000	5,999
New York State Housing Finance Agency, Housing 160 West 62nd Street, Rev., 3.60%, 11/01/2044 (z)	2,805	2,790
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,706
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,958
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	1,205	1,149
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	486
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,094
Series A, Rev., 5.00%, 03/15/2027 (p)	1,000	1,045
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,051
New York State Urban Development Corp.,
Series A, Rev., 4.00%, 03/15/2042	2,000	1,901
Series E, Rev., 4.00%, 03/15/2046	10,000	9,186
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	2,865
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	996
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,005
Rev., 4.00%, 03/15/2041	5,000	4,894
Rev., 5.00%, 03/15/2030	500	547
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,908
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,934
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,105
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,130
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,893
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	26,632
New York Transportation Development Corp.,
Rev., AGM, AMT, 5.00%, 06/30/2049	12,000	12,090
Rev., AGM, AMT, 5.00%, 06/30/2054	5,000	4,995
Rev., AMT, 5.25%, 06/30/2049	5,000	5,111
Rev., AMT, 5.50%, 06/30/2060	13,500	13,937
New York Transportation Development Corp., American Airlines Inc,
Rev., AMT, 2.25%, 08/01/2026	395	387
Rev., AMT, 5.00%, 08/01/2026	3,670	3,670
New York Transportation Development Corp., Delta Air Lines, Inc, LaGuardia,
Rev., AMT, 4.38%, 10/01/2045	11,130	10,382

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Rev., AMT, 5.00%, 01/01/2032	3,000	3,073
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,479
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,323
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,064
New York Transportation Development Corp., LaGuardia Airport Terminal,
Rev., AMT, 5.63%, 04/01/2040	15,355	16,124
Rev., AMT, 6.00%, 04/01/2035	5,000	5,492
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 4.00%, 07/01/2033	2,500	2,425
Rev., AMT, 5.00%, 07/01/2046	16,280	16,162
Rev., AMT, 5.25%, 01/01/2050	8,425	8,425
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,427
Rev., AGM-CR, AMT, 4.00%, 07/01/2032	11,200	11,114
Rev., AGM, AMT, 4.00%, 07/01/2035	5,080	4,998
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	574
New York Transportation Development Corp., Sustainable Bond, JFK International Airport,
Rev., AGC, AMT, 4.50%, 12/31/2054	3,000	2,902
Rev., AGM, AMT, 5.00%, 06/30/2049	14,750	14,837
Rev., AMT, 5.38%, 06/30/2060	3,920	3,986
Rev., AGM, AMT, 5.50%, 06/30/2043	1,585	1,675
Rev., AMT, 5.50%, 06/30/2054	3,500	3,618
Rev., AMT, 5.50%, 12/31/2054	12,000	12,480
Rev., AMT, 5.50%, 12/31/2060	5,000	5,197
Rev., AMT, 6.00%, 06/30/2054	12,075	12,838
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,798
Rev., AMT, 5.00%, 12/01/2032	2,005	2,114
Rev., AMT, 5.00%, 12/01/2033	1,000	1,038
Rev., AMT, 5.00%, 12/01/2037	3,500	3,595
Rev., AMT, 5.00%, 12/01/2038	1,000	1,022
New York Transportation Development Corp., Terminal 4 JFK International Airport,
Rev., AMT, 5.00%, 12/01/2030	4,170	4,384
Rev., AMT, 5.00%, 12/01/2035	1,000	1,039
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	282
Rev., AMT, 4.00%, 12/01/2039	300	279
Rev., AMT, 4.00%, 12/01/2040	1,475	1,360
Rev., AMT, 4.00%, 12/01/2041	300	273
Rev., AMT, 4.00%, 12/01/2042	300	269
Rev., 5.00%, 12/01/2025	200	202
Rev., 5.00%, 12/01/2026	995	1,023
Rev., 5.00%, 12/01/2027	200	209
Rev., 5.00%, 12/01/2028	200	211

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Rev., 5.00%, 12/01/2037	250	262
Rev., 5.00%, 12/01/2038	2,250	2,354
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,294
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,120
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,125
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,828
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,337
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,132
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,259
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,053
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,066
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,721
Series 221, Rev., AMT, 5.00%, 07/15/2032	2,620	2,773
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	17,425
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	732
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	8,917
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,299
Port Authority of New York & New Jersey, Consolidated Bonds,
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,901
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,615
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Series 222, Rev., 4.00%, 07/15/2036	10,250	10,382
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty Third, Rev., 4.00%, 12/15/2039	6,000	5,734
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	2,075	2,072
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,710	1,681
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	95	95
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,027
Triborough Bridge & Tunnel Authority,
Rev., 5.25%, 05/15/2054	9,940	10,518
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,011
Series A, Rev., 5.00%, 11/15/2041	1,975	1,998
Series A, Rev., 5.00%, 11/15/2047	2,500	2,591
Series A, Rev., 5.00%, 11/15/2049	3,040	3,107
Triborough Bridge & Tunnel Authority Sales Tax Revenue,
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,704
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,436
Series A1, Rev., 5.25%, 05/15/2059	16,710	17,645
Series A1, Rev., 5.25%, 05/15/2064	25,770	27,132
Series A2, Rev., 5.25%, 05/15/2064	24,000	25,154
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,214
Series E-2B, Rev., 5.00%, 11/15/2032	575	643
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,443

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,530
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,764
Triborough Bridge & Tunnel Authority, Sales Tax Revenue, MTA Bridges & Tunnels TBTA Capital Lockbox Fund, Rev., 5.25%, 05/15/2062	7,500	7,847
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,351
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,145
Series C, Rev., 5.25%, 05/15/2052	10,000	10,495
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,149
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,191
Rev., 5.00%, 05/15/2036	2,000	2,173
Rev., 5.00%, 05/15/2038	4,240	4,576
Triborough Bridge & Tunnel Authority, TBTA Capital Lockbox Fund,
Rev., AGC, 4.50%, 12/01/2056	4,085	3,909
Rev., 5.00%, 12/01/2036	500	560
Rev., 5.00%, 12/01/2043	1,400	1,485
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	738
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,214
Utility Debt Securitization Authority,
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,281
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,107
Series 1, Rev., 5.00%, 12/15/2040	1,420	1,563
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,517
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,581
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated,
Rev., AGM, 5.00%, 11/01/2047	5,610	5,805
Rev., AGM, 5.75%, 11/01/2048	1,400	1,527
Rev., AGM, 5.75%, 11/01/2049	2,000	2,176
Rev., 6.25%, 11/01/2052	420	459
Westchester County Local Development Corp., Westchester Medical Center,
Rev., 5.00%, 11/01/2032	1,500	1,485
Rev., 5.00%, 11/01/2046	3,000	2,773
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	235	230

		1,483,422

North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,077
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,209
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,565
City of Charlotte Airport Revenue, Airport, Series A, Rev., 4.00%, 07/01/2036	1,520	1,542
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,343
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,113
Rev., AMT, 5.00%, 07/01/2049	7,335	7,388

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	546
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,363
City of Mebane, Combined Utilities Revenue, Rev., 4.00%, 08/01/2044	1,175	1,118
Columbus County Industrial Facilities & Pollution Control Financing Authority,
Rev., 3.45%, 11/01/2033 (z)	2,500	2,442
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,916
County of Macon NC, Rev., 4.00%, 10/01/2043	650	624
Greater Asheville Regional Airport Authority,
Rev., AGM, AMT, 5.25%, 07/01/2040	500	535
Rev., AGM, AMT, 5.25%, 07/01/2041	415	441
Rev., AGM, AMT, 5.25%, 07/01/2048	1,750	1,808
North Carolina Capital Facilities Finance Agency, Republic Services Project, Rev., 3.40%, 07/01/2034 (z)	8,500	8,498
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	5,325	5,288
North Carolina Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 3.20%, 07/01/2056 (z)	3,760	3,757
Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/2044	1,080	1,045
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	826
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	930	1,030
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	1,855	2,032
Series 37A, Rev., AMT, 3.50%, 07/01/2039	10	10
Series 44, Rev., 2.30%, 01/01/2031	1,030	925
Series 44, Rev., 4.00%, 07/01/2050	210	211
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,325
North Carolina Housing Finance Agency, 1998 Trust Agreement, Series 5, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2056	2,120	2,367
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	695	683
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,115	2,295
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust,
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	5,000	5,009
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,845	5,244
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	1,875	1,876
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	951
North Carolina Medical Care Commission, Penick Village Project, Series A, Rev., 5.50%, 09/01/2054	460	451
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	602
Series A, Rev., 4.00%, 10/01/2040	1,600	1,486
Series A, Rev., 4.00%, 10/01/2045	2,250	1,990
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,879
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	746
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,128
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,600	1,608

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,470
North Carolina Turnpike Authority, Triangle Expressway System,
Rev., AGM, 5.00%, 01/01/2053	2,000	2,068
Rev., AGM, 5.00%, 01/01/2058	2,020	2,078
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,018
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	517
State of North Carolina, Rev., 3.00%, 05/01/2028	3,000	2,987
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,870
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,076
The Charlotte-Mecklenburg Hospital Authority, Atrium Health, Rev., VRDO, LOC: Royal Bank of Canada, 3.65%, 04/01/2025 (z)	20,500	20,500
Town of Fuquay-Varina Combined Utilities Revenue, Series A, Rev., 4.00%, 02/01/2049	3,250	3,014
University of North Carolina at Wilmington, Rev., 5.00%, 06/01/2028	1,400	1,403
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,277

		130,570

North Dakota — 0.4%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,241
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2031	1,500	1,568
Series A, Rev., AGM, 5.00%, 12/01/2041	1,000	1,032
City of Horace,
Series C, GO, 4.50%, 05/01/2039	1,780	1,742
Series C, GO, 4.75%, 05/01/2044	1,885	1,842
County of Ward, Trinity Obligation Group,
Series C, Rev., 5.00%, 06/01/2043	2,500	2,500
Series C, Rev., 5.00%, 06/01/2048	4,000	3,876
Series C, Rev., 5.00%, 06/01/2053	2,000	1,897
North Dakota Housing Finance Agency,
Rev., 4.65%, 07/01/2044	5,000	4,976
Series B, Rev., 3.00%, 07/01/2051	1,365	1,344
Series C, Rev., 4.00%, 01/01/2050	510	513
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	40	39
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	1,615	1,624
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	840	820
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	480	511
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,215	1,288
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,660	3,968
North Dakota Public Finance Authority, Rev., 5.00%, 10/01/2038	4,840	5,375
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,375
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	305

		53,836

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — 2.2%
Akron Bath Copley Joint Township Hospital District,
Rev., 5.00%, 11/15/2030	700	741
Rev., 5.25%, 11/15/2046	6,275	6,309
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,196
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	487
Rev., 4.00%, 11/15/2035	1,000	966
Rev., 4.00%, 11/15/2038	750	698
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,758
Rev., 5.00%, 02/15/2026	600	610
American Municipal Power, Inc., Prairie State Energy Campus, Rev., 5.00%, 02/15/2026	2,500	2,543
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	11,915	10,502
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	10,410	10,409
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,096
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	1,973
Columbus Regional Airport Authority, John Glenn Columbus International Airport,
Rev., 5.00%, 01/01/2044	2,700	2,855
Rev., AMT, 5.25%, 01/01/2041	6,500	6,924
Columbus-Franklin County Finance Authority,
Rev., 5.00%, 12/01/2029 (e)	890	922
Rev., 5.00%, 12/01/2038 (e)	1,345	1,369
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,707
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., HUD, 5.00%, 07/01/2045 (z)	2,200	2,257
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,351
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	52
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,315
County of Franklin, Nationwide Children’s Hospital,
Rev., 4.00%, 11/01/2040	2,000	1,894
Rev., 5.00%, 11/01/2031	1,000	1,099
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	3,070
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,554
County of Hamilton, Uc Health,
Series A, Rev., 5.50%, 08/01/2039 (w)	1,000	1,077
Series A, Rev., 5.50%, 08/01/2042 (w)	3,000	3,168
Series A, Rev., 5.50%, 08/01/2051 (w)	1,000	1,033
County of Lucas, ProMedica Healthcare Obligated Group, Rev., 5.25%, 11/15/2048	2,500	2,514
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,012
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	755
Rev., 5.00%, 08/01/2029	145	155
Rev., 5.00%, 08/01/2033	230	248
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,163
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,900	2,099
County of Warren, Otterbein Homes Obligated Group,
Rev., 5.00%, 07/01/2031	845	908

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Rev., 5.00%, 07/01/2032	800	864
Rev., 5.00%, 07/01/2042	1,380	1,417
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	948
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,920
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	549
Series A, Rev., 5.00%, 09/01/2030	1,005	1,100
Series A, Rev., 5.00%, 09/01/2037	925	1,024
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,500
Ohio Air Quality Development Authority,
Rev., AMT, 3.70%, 04/01/2028	3,345	3,341
Rev., AMT, 3.70%, 10/01/2028	3,345	3,334
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,321
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	9,000	8,170
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,060
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,276
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	928
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Rev., 1.50%, 02/01/2026 (z)	120	118
Ohio Higher Educational Facility Commission, Rev., 4.00%, 10/01/2050	1,500	1,210
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 3.10%, 12/01/2042 (aa)	155	153
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,093
Ohio Higher Educational Facility Commission, Hospital Cleveland Clinic, Series B4, Rev., VRDO, 3.55%, 04/01/2025 (z)	25,400	25,400
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,017
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,196
Ohio Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	1,250	1,366
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	735	743
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	5,305	5,238
Ohio Housing Finance Agency, Robert Cassidy Manor Apartments, Rev., FHA HUD, 5.00%, 04/01/2026 (z)	3,060	3,060
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,023
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,017
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,488
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	530
Rev., 5.00%, 02/15/2033	365	408
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	538

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority Water Pollution Control Loan Fund,
Series A, Rev., 5.00%, 12/01/2030	3,000	3,322
Series B, Rev., 3.00%, 12/01/2034	125	116
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,005
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	333
Ohio Water Development Authority, Water Pollution Control Loan Fund, Sustainable Bond, Series D, Rev., 5.00%, 12/01/2038	1,400	1,552
Port of Greater Cincinnati Development Authority,
Rev., AGM, 4.25%, 12/01/2048	4,865	4,649
Rev., 5.00%, 12/01/2053	5,985	6,129
Port of Greater Cincinnati Development Authority, Subordinated Duke Energy, Rev., 5.00%, 12/01/2063	3,000	3,038
State of Ohio,
Rev., 5.25%, 08/15/2048	3,000	3,192
Series A2, Rev., 4.00%, 04/01/2033	3,000	3,000
Series A, GO, 5.00%, 03/01/2034	1,000	1,119
Series X, GO, 5.00%, 05/01/2035	300	331
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,659
Rev., 5.00%, 01/01/2034	2,425	2,662
Rev., 5.00%, 01/01/2039	570	609
Series A, Rev., 5.00%, 01/01/2027	940	974
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	138
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	812
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,076
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,075
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,094
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,376
Series C, GO, 5.00%, 08/01/2028 (p)	350	374
State of Ohio, Infrastructure Improvement,
GO, 4.00%, 09/01/2025	1,075	1,081
GO, 5.00%, 03/01/2034	1,000	1,106
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,214
Rev., 4.00%, 11/15/2041	1,450	1,296
Rev., 5.00%, 11/15/2028	680	706
State of Ohio, University Hospital Health, Rev., VRDO, 3.10%, 04/01/2025 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	979
State of Ohio, University Hospitals Health System,
Rev., VRDO, 3.05%, 04/07/2025 (z)	17,750	17,750
Series A, Rev., 5.00%, 01/15/2041	1,000	1,003
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,919

		259,328

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — 0.7%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	4,021
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,027
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,696
Rev., 4.00%, 03/01/2033	5,000	5,167
Rev., 4.00%, 03/01/2034	4,440	4,564
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	10,753
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,820
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 3.40%, 04/07/2025 (z)	1,810	1,810
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,141
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	4,000	4,049
Oklahoma Housing Finance Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	770	853
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,605	2,900
Oklahoma Turnpike Authority,
Series A, Rev., 3.75%, 01/01/2033	1,000	989
Series A, Rev., 5.00%, 01/01/2037	1,665	1,689
Oklahoma Turnpike Authority, Senior Bonds,
Series A, Rev., 5.00%, 01/01/2039	2,500	2,751
Series A, Rev., 5.25%, 01/01/2046	5,000	5,393
Series A, Rev., 5.25%, 01/01/2047	3,000	3,227
Series B, Rev., 5.00%, 01/01/2041 (w)	1,750	1,860
Oklahoma Water Resources Board,
Rev., 4.25%, 10/01/2050	4,200	4,116
Series B, Rev., 5.00%, 10/01/2026	1,255	1,296
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	13,950	12,998
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	985
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,469
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,857

		79,431

Oregon — 1.0%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,370
City of Portland Sewer System Revenue, Second Lien,
Series A, Rev., 5.00%, 12/01/2031	2,670	2,983
Series A, Rev., 5.00%, 10/01/2039	3,500	3,869
Series A, Rev., 5.00%, 10/01/2043	1,125	1,215
City of Portland Water System Revenue, Second Lien, Series A, Rev., 4.00%, 05/01/2039	500	496
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,074
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	9,740	8,771
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,973
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,595

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,775
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,760
Port of Portland Airport Revenue,
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,011
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,667
Series 27A, Rev., AMT, 5.00%, 07/01/2034	1,455	1,519
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,037
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	532
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,312
Port of Portland Airport Revenue, Portland International Airport,
Rev., AMT, 5.00%, 07/01/2026	1,145	1,167
Rev., AMT, 5.00%, 07/01/2031	2,230	2,333
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,043
Port of Portland OR Airport Revenue,
Rev., AMT, 5.00%, 07/01/2047	5,000	5,004
Rev., AMT, 5.25%, 07/01/2040	2,000	2,141
Rev., AMT, 5.25%, 07/01/2041	1,895	2,015
Rev., AMT, 5.25%, 07/01/2049	23,500	24,480
Rev., AMT, 5.25%, 07/01/2054	21,250	21,915
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	181
Rev., 4.00%, 05/15/2040	750	678
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	2,981
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,665
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	2,965	2,921
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	445	438
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	102
State of Oregon, Article XI Q State Project,
GO, 5.00%, 05/01/2025	500	501
GO, 5.00%, 05/01/2030	405	444
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,276
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	250	266
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,105	1,076
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,024
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,603

		119,213

Other Territory — 0.2%
BlackRock Municipal 2030 Target Term Trust, Variable Rate Demand Preferred, Series W7, AMT, LIQ: Barclays Bank plc, 3.02%, 12/31/2030 (e) (z)	5,000	5,000
FHLMC Multifamily ML Certificates,
Rev., 0.00%, 11/25/2038 (z)	11,941	11,146
Rev., 3.16%, 12/25/2038	3,987	3,549

		19,695

Pennsylvania — 4.6%
Adams County General Authority, The Brethren Home Community Project, Rev., 5.00%, 06/01/2039	1,750	1,813

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Airport Authority,
Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	10,675
Series A, Rev., AGM-CR, AMT, 4.00%, 01/01/2056	8,920	7,682
Series B, Rev., AGM, 4.00%, 01/01/2039	2,635	2,639
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,031
Series A, Rev., 5.00%, 04/01/2047	1,560	1,561
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
Rev., 4.00%, 07/15/2037	1,000	984
Rev., 4.00%, 07/15/2038	3,185	3,110
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,478
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	4,795	4,755
Series A, Rev., 5.00%, 07/15/2027	765	797
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	406
Series B, Rev., 4.00%, 06/01/2036	675	683
Series B, Rev., 5.00%, 06/01/2030	500	546
Allentown Commercial and Industrial Development Authority, Executive Education Academy, Rev., 5.00%, 07/01/2040 (e)	2,000	2,003
Allentown Neighborhood Improvement Zone Development Authority, Rev., 5.25%, 05/01/2032 (e)	500	514
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,024
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	1,980
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	187
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,014
Berks County Municipal Authority (The),
Rev., 0.00%, 06/30/2044	1,647	1,152
Rev., 5.00%, 06/30/2039	3,054	2,956
Rev., 6.00%, 06/30/2034	243	262
Rev., 7.00%, 06/30/2039	700	647
Rev., 8.00%, 06/30/2034	510	522
Bethlehem Area School District Authority, Bethlehem Area School District, Rev., (United States SOFR * 0.67 + 0.35%), 3.27%, 01/01/2032 (aa)	240	239
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,051
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 3.51%, 04/07/2025 (z)	400	400
Chartiers Valley School District, Series B, GO, 5.00%, 10/15/2040 (p)	1,000	1,001
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	188
Chester County School Authority, Chester County Intermediate Unit,
Rev., BAM, 5.00%, 04/01/2037	1,000	1,072
Rev., BAM, 5.00%, 04/01/2039	1,000	1,064
Rev., BAM, 5.00%, 04/01/2040	1,550	1,644
Rev., BAM, 5.00%, 04/01/2043	1,000	1,050
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	6,828

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,869
Series A, GO, 5.00%, 08/01/2030	4,000	4,024
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,057
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,275
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,315
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,452
City of Philadelphia Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,048
City of Philadelphia PA Airport Revenue, Rev., AMT, 5.00%, 07/01/2042	4,440	4,468
City of Philadelphia Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2040	2,790	2,932
Series A, Rev., 5.00%, 11/01/2045	7,000	7,232
Series C, Rev., 5.00%, 06/01/2042	1,000	1,054
Commonwealth Financing Authority, Tobacco Master Settlement Payment,
Rev., AGM, 4.00%, 06/01/2039	14,340	13,444
Rev., 5.00%, 06/01/2025	1,820	1,825
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,001
Series 1, GO, 4.00%, 03/01/2035	3,650	3,699
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	4,860
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,373
County of Lehigh, Lehigh Valley Health Network, Rev., 5.00%, 07/01/2044	1,350	1,359
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 3.97%, 08/15/2038 (aa)	355	352
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,018
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	2,035	2,035
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,002
Rev., 5.00%, 01/01/2040	10,000	10,030
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	3,595	3,861
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 3.82%, 06/01/2037 (aa)	250	232
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	5,880
Geisinger Authority,
Rev., 4.00%, 02/15/2039	3,150	3,020
Rev., 4.00%, 02/15/2047	2,500	2,234
Geisinger Authority, Geisinger Health System Obligated Group, Rev., 5.00%, 04/01/2050	2,000	2,035
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	7,000	6,780
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,585
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,749
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	624
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	611
Lancaster Municipal Authority, Rev., 5.00%, 05/01/2049	900	917
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,437

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e)	4,890	4,697
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,513
Series B, Rev., 5.00%, 02/15/2038	1,200	1,290
Series B, Rev., 5.00%, 02/15/2039	2,000	2,140
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	243
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,502
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Rev., 5.00%, 11/15/2049	5,000	5,023
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,613
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,525
Series C, Rev., 5.00%, 11/15/2045	2,585	2,619
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	493
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,540
Northampton County General Purpose Authority, Rev., 5.00%, 08/15/2048	1,125	1,136
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2046	5,030	5,045
Rev., AGM, 5.00%, 08/15/2049	4,000	4,109
Pennsylvania Economic Development Financing Authority,
Rev., 4.00%, 05/15/2048	2,055	1,889
Rev., 5.25%, 12/01/2038 (z)	1,500	1,511
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol,
Rev., AGM, 4.00%, 01/01/2041	1,000	953
Rev., AGM, 4.00%, 01/01/2042	1,035	974
Rev., AGM, 4.13%, 01/01/2043	1,070	1,011
Rev., AGM, 5.00%, 01/01/2034	2,000	2,125
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc., Rev., AMT, 5.45%, 01/01/2051 (e) (z)	500	511
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	2,030
Pennsylvania Economic Development Financing Authority, Draw Down Republic, Inc., Rev., AMT, 4.20%, 04/01/2049 (z)	1,500	1,502
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,504
Rev., AMT, 5.00%, 12/31/2034	2,000	2,019
Rev., AMT, 5.00%, 06/30/2042	1,250	1,252
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,603
Rev., 4.00%, 01/01/2029	450	454
Rev., 4.00%, 01/01/2031	800	805
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project,
Rev., AMT, 4.15%, 04/01/2034 (z)	3,000	3,001
Series B1, Rev., AMT, 4.15%, 04/01/2049 (z)	2,630	2,630

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AGM, AMT, 5.00%, 12/31/2057	6,730	6,822
Rev., AMT, 5.25%, 06/30/2035	1,500	1,600
Rev., AGM, AMT, 5.50%, 06/30/2042	5,640	5,983
Rev., AMT, 5.75%, 06/30/2048	3,750	3,956
Rev., AGM, AMT, 5.75%, 12/31/2062	2,500	2,656
Rev., AMT, 6.00%, 06/30/2061	1,150	1,230
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges, Rev., AMT, 5.25%, 06/30/2053	2,000	2,034
Pennsylvania Economic Development Financing Authority, UPMC,
Series A1, Rev., 4.00%, 04/15/2045	5,440	5,021
Series A, Rev., 4.00%, 02/15/2042	1,330	1,260
Series A, Rev., 5.00%, 02/01/2030	4,960	4,961
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series B, Rev., 5.00%, 03/15/2050 (w)	6,000	6,089
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,644
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,909
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,906
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 3.70%, 08/01/2045 (z)	5,110	5,109
Rev., AMT, 4.25%, 08/01/2038 (z)	8,000	7,998
Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,055
Pennsylvania Higher Education Assistance Agency,
Series A, Rev., AMT, 2.45%, 06/01/2041	100	87
Series A, Rev., AMT, 5.00%, 06/01/2026	95	96
Pennsylvania Higher Education Assistance Agency, Senior,
Rev., AMT, 4.13%, 06/01/2045	475	456
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,886
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Rev., VRDO, LOC: Bank of America NA, 3.65%, 04/01/2025 (z)	24,760	24,760
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	945
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
Rev., 5.00%, 08/15/2042	1,250	1,269
Rev., 5.00%, 08/15/2049	3,000	3,036
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,172
Pennsylvania Higher Educational Facilities Authority, Unrefunded 2024, Series AT1, Rev., 4.00%, 06/15/2032	2,790	2,794
Pennsylvania Housing Finance Agency,
Rev., 4.50%, 10/01/2044	5,000	4,916
Rev., 4.60%, 10/01/2044	7,500	7,413
Rev., 6.00%, 10/01/2054	3,275	3,544
Rev., 6.25%, 10/01/2054	2,955	3,232
Series 133, Rev., 3.00%, 10/01/2050	2,410	2,378

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency, Social Bond,
Series A, Rev., 4.85%, 10/01/2043	4,000	4,025
Series A, Rev., 5.50%, 10/01/2053	1,440	1,519
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,840	3,009
Pennsylvania Housing Finance Agency, Sustainable Bond,
Series 144A, Rev., 4.45%, 10/01/2044	2,000	1,951
Series 144A, Rev., 6.00%, 10/01/2054	2,535	2,732
Pennsylvania Housing Finance Agency, Sustainable Bonds, Series 2022, Rev., 4.25%, 10/01/2052	1,905	1,925
Pennsylvania Turnpike Commission,
Rev., 5.00%, 12/01/2037	2,100	2,317
Rev., 5.00%, 12/01/2043	715	763
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,055
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,034
Series A1, Rev., 5.00%, 12/01/2045	7,685	7,712
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,007
Series A, Rev., 4.00%, 12/01/2041	1,250	1,217
Series A, Rev., 5.25%, 12/01/2044	2,500	2,585
Series B1, Rev., 5.25%, 06/01/2047	2,465	2,513
Series B, Rev., 4.00%, 12/01/2039	3,000	2,935
Series B, Rev., 5.00%, 12/01/2026	400	414
Series B, Rev., 5.00%, 12/01/2027	500	528
Series B, Rev., 5.00%, 12/01/2039	1,305	1,411
Series B, Rev., 5.25%, 12/01/2047	3,000	3,171
Series C, Rev., 4.00%, 12/01/2040	1,400	1,383
Series C, Rev., 4.00%, 12/01/2042	1,555	1,464
Series C, Rev., 5.00%, 12/01/2027	345	364
Series C, Rev., 5.00%, 12/01/2041	1,560	1,662
Series C, Rev., 5.00%, 12/01/2046	1,350	1,402
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,559
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,023
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,831
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,026
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,590
Philadelphia Authority for Industrial Development,
Rev., 5.00%, 05/01/2033	1,250	1,303
Rev., 5.00%, 06/15/2039 (e)	740	747
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	1,956
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	891
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,137
Series A, Rev., 5.00%, 09/01/2035	1,105	1,129
Series A, Rev., 5.00%, 09/01/2047	1,000	1,006
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	4,640

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	686
Pittsburgh School District, GO, BAM, 4.00%, 09/01/2042	2,240	2,078
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	507
Series B, Rev., AGM, 4.00%, 09/01/2038	500	502
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,125
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., AGM, 5.00%, 09/01/2048	1,000	1,052
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,773
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,320
School District of Philadelphia (The),
GO, 4.00%, 09/01/2046	2,000	1,873
GO, BAM, 4.00%, 09/01/2046	6,610	6,146
Series A, GO, 5.00%, 09/01/2027	610	636
Series A, GO, 5.00%, 09/01/2031	245	265
Series A, GO, 5.00%, 09/01/2035	3,000	3,120
Series F, GO, 5.00%, 09/01/2035	5,000	5,084
Series F, GO, 5.00%, 09/01/2037	2,000	2,029
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	933
Series B, GO, 5.00%, 09/01/2028	485	512
Series B, GO, 5.00%, 09/01/2029	450	479
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	971
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,248
Rev., 5.25%, 06/01/2042	1,500	1,615
Rev., 5.25%, 06/01/2047	7,750	8,217
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,327
Rev., AGM, 5.00%, 02/01/2028	2,590	2,717
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,020
Rev., BAM, 4.00%, 03/01/2030	640	651
Rev., BAM, 4.00%, 03/01/2031	500	508
Rev., BAM, 5.00%, 03/01/2027	715	738
Rev., BAM, 5.00%, 03/01/2028	755	791
State Public School Building Authority, Philadelphia Community College, Rev., BAM, 5.00%, 06/15/2028	5,505	5,523
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,582
Union County Hospital Authority, Evangelical Community Hospital, Rev., 5.00%, 08/01/2048	5,000	5,034
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	575
Series A, Rev., 5.00%, 07/01/2028	1,400	1,446

		545,145

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, Note Claims, 0.00%, 11/01/2051 (z)	5,865	3,149
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	471

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Puerto Rico — continued
Series A1, GO, 5.38%, 07/01/2025	954	958
Series A1, GO, 5.63%, 07/01/2027	5,045	5,224
Series A1, GO, 5.63%, 07/01/2029	2,000	2,143
Series A1, GO, 5.75%, 07/01/2031	2,008	2,206
Series A, GO, Zero Coupon, 07/01/2033	7,410	5,077
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	17,010	10,652
Commonwealth of Puerto Rico, Subordinated, Note Claims, Series CL, 0.00%, 11/01/2051 (z)	4,507	2,800
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	49
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	48
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	276
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	138
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	49
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	582
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	49
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	143
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	228
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	281
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	243
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.52%), 3.58%, 07/01/2029 (aa)	500	487
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,289
Series A1, Rev., 5.00%, 07/01/2058	20,950	20,631
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,371
Series A2, Rev., 4.33%, 07/01/2040	11,000	10,718

		70,291

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,003
Rhode Island Health and Educational Building Corp., Lifespan Health System, Rev., 5.00%, 05/15/2039	5,500	5,480
Rhode Island Housing & Mortgage Finance Corp., Rev., FHA, 3.60%, 10/01/2054 (z)	1,000	1,002
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	250	250
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	481
Series 73A, Rev., 1.10%, 04/01/2027	300	281
Series 73A, Rev., 1.65%, 10/01/2029	715	631
Series 73A, Rev., 3.00%, 10/01/2050	870	857
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,090	2,055
Rhode Island Student Loan Authority,
Rev., AMT, 3.63%, 12/01/2037	875	823
Rev., AMT, 4.13%, 12/01/2041	1,125	1,064
Rev., AMT, 4.13%, 12/01/2043	1,570	1,404

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Rhode Island — continued
Rhode Island Student Loan Authority, Senior Bond,
Series A, Rev., AMT, 5.00%, 12/01/2029	370	387
Series B, Rev., AMT, 4.13%, 12/01/2043	1,350	1,249
Rhode Island Turnpike & Bridge Authority, Rev., 5.00%, 10/01/2040	1,000	1,011
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	2,500	2,500

		20,478

South Carolina — 1.0%
Charleston County Airport District, Rev., 5.00%, 07/01/2042	1,650	1,761
City of Columbia Waterworks & Sewer System Revenue,
Rev., 5.00%, 02/01/2047	2,625	2,735
Series B, Rev., 4.00%, 02/01/2041	5,000	4,880
Series B, Rev., 5.00%, 02/01/2036	1,085	1,198
Series B, Rev., 5.00%, 02/01/2037	1,500	1,646
Series B, Rev., 5.00%, 02/01/2038	1,500	1,637
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,018
Rev., 4.00%, 11/01/2031	1,000	1,016
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,399
South Carolina Jobs-Economic Development Authority, Rev., 4.50%, 11/01/2054	2,300	2,219
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Projects, Rev., 5.50%, 11/15/2044	500	515
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,008
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,013
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,567
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	2,030
South Carolina Ports Authority,
Rev., AMT, 5.00%, 07/01/2043	5,680	5,706
Rev., AMT, 5.00%, 07/01/2055	2,000	1,967
South Carolina Public Service Authority,
Rev., AGM, 5.00%, 12/01/2037	3,250	3,562
Rev., 5.00%, 12/01/2039	4,000	4,224
Rev., AGM, 5.00%, 12/01/2042	3,250	3,460
Rev., 5.00%, 12/01/2043	2,800	2,939
Series A, Rev., 4.00%, 12/01/2033	1,000	1,004
Series A, Rev., 4.00%, 12/01/2034	2,000	1,998
Series A, Rev., 4.00%, 12/01/2037	2,000	1,948
Series A, Rev., 4.00%, 12/01/2038	520	500
Series A, Rev., 5.00%, 12/01/2027	1,525	1,603
Series A, Rev., 5.00%, 12/01/2028	1,700	1,706
Series A, Rev., 5.00%, 12/01/2029	85	92
Series A, Rev., 5.00%, 12/01/2031	4,500	4,884
Series A, Rev., 5.00%, 12/01/2032	1,000	1,076
Series A, Rev., 5.00%, 12/01/2043	1,500	1,578
Series A, Rev., 5.25%, 12/01/2050	3,000	3,156

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
Series B, Rev., 5.00%, 12/01/2036	2,200	2,422
Series B, Rev., 5.00%, 12/01/2040	1,000	1,051
Series B, Rev., 5.00%, 12/01/2041	2,000	2,019
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	5,002
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,644
South Carolina Public Service Authority, Unrefunded Obligations,
Series C, Rev., 5.00%, 12/01/2046	3,000	3,002
Series E, Rev., 5.25%, 12/01/2055	7,000	7,031
South Carolina State Housing Finance & Development Authority,
Rev., 6.00%, 01/01/2055	3,330	3,654
Series A, Rev., 3.00%, 01/01/2052	525	516
Series A, Rev., 4.00%, 01/01/2052	705	709
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	3,330	3,758
Series B, Rev., 3.25%, 01/01/2052	4,590	4,549
South Carolina Transportation Infrastructure Bank, Rev., 5.00%, 10/01/2039	5,000	5,121

		121,523

South Dakota — 0.3%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,082
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	216
South Dakota Health & Educational Facilities Authority, Rev., 5.00%, 07/01/2046	2,000	2,002
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	10,472
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Rev., 5.00%, 11/01/2045	4,500	4,514
South Dakota Housing Development Authority,
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,245	3,606
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 11/01/2055	1,040	1,177
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	750	747
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	4,220	4,571
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,250	2,212

		32,599

Tennessee — 1.1%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2028	305	323
Series A, Rev., 5.00%, 08/01/2044	1,000	1,009
City of Chattanooga Electric Revenue, Series A, Rev., 4.00%, 09/01/2033	5,000	4,985
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	983
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,429
City of Memphis TN Electric System Revenue,
Rev., 5.00%, 12/01/2025	1,085	1,100
Rev., 5.00%, 12/01/2031	600	667
Rev., 5.00%, 12/01/2032	850	950
City of Memphis, Electric System Revenue, Series A, Rev., 4.00%, 12/01/2050	1,225	1,113
Cleveland Health & Educational Facilities Board, Rev., 5.25%, 08/15/2054	14,700	15,431
County of Coffee, GO, 5.00%, 06/01/2026	250	256
County of Rutherford TN, GO, 3.00%, 04/01/2033	6,625	6,171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,000	3,018
Knox County Health Educational & Housing Facility Board, University of Tennessee Project,
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	527
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,419
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	411
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	1,800	1,811
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	279
Rev., AMT, 5.00%, 07/01/2043	2,055	2,065
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,317
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,283
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,584
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Rev., 4.00%, 10/01/2054	2,000	1,841
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., AGM, 5.25%, 07/01/2048	2,925	3,115
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,608
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Subordinate, Series B, Rev., 5.00%, 07/01/2035	1,500	1,549
Metropolitan Knoxville Airport Authority, Series A, Rev., 5.25%, 06/01/2054	4,235	4,473
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	72
Series B, Rev., AMT, 5.00%, 07/01/2027	170	176
Series B, Rev., AMT, 5.25%, 07/01/2033	270	294
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,604
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,761
Shelby County Health Educational & Housing Facilities Board, Rev., 5.00%, 09/01/2049 (z)	2,225	2,340
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,115
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,522
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,257
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,489
Rev., 5.00%, 05/01/2052 (z)	18,000	18,810
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,275
Tennessee Housing Development Agency, Rev., GNMA/FNMA/FHLMC, 6.00%, 01/01/2055	750	821
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	165	165
Tennessee Housing Development Agency, Sustainable Bonds,
Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,199
Series 1A, Rev., 5.75%, 01/01/2055	545	583

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,500

		132,700

Texas — 10.2%
Alamo Community College District, Maintenance Tax Notes, GO, 5.00%, 02/15/2026	5,000	5,099
Alief Independent School District, GO, PSF-GTD, 2.00%, 02/15/2038	1,890	1,392
Allen Independent School District, GO, PSF-GTD, 4.38%, 02/15/2050	2,600	2,532
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,323
Arlington Higher Education Finance Corp.,
Rev., 4.88%, 06/15/2054 (e)	1,050	980
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	447
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	268
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	431
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	609
Arlington Higher Education Finance Corp., Legacy Traditional Schools,
Rev., 4.13%, 02/15/2041	815	657
Rev., 6.00%, 02/15/2042 (e)	250	249
Austin Community College District,
GO, 5.00%, 08/01/2048	3,500	3,657
GO, 5.25%, 08/01/2053	1,500	1,584
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,117
Austin Independent School District,
GO, 5.00%, 08/01/2026	1,000	1,029
GO, 5.00%, 08/01/2038	500	541
Series A, GO, PSF-GTD, 4.00%, 08/01/2032 (p)	1,000	1,004
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2032	500	557
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,292
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,145
Beaumont Independent School District,
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,347
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,563
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,186
Bexar County Hospital District, Certificates Obligation,
GO, 4.00%, 02/15/2039	1,090	1,067
GO, 5.00%, 02/15/2043	2,750	2,862
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	398
GO, 5.00%, 02/15/2037	230	246
Board of Regents of the University of Texas System,
Rev., 4.00%, 08/15/2054	10,000	9,206
Series A, Rev., 5.00%, 08/15/2030	1,000	1,101
Series E, Rev., 5.00%, 08/15/2027	1,000	1,051
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,735	1,728
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,724
Brazos Higher Education Authority, Inc., Rev., AMT, 4.00%, 04/01/2045	2,630	2,353
Brazosport Independent School District, GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,062
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.50%, 01/01/2041 (z)	3,000	3,002

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Carrollton-Farmers Branch Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,632
GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,547
Castleberry Independent School District, GO, PSF-GTD, 5.00%, 02/15/2041	700	752
Celina Independent School District, GO, PSF-GTD, 5.00%, 02/15/2031	500	552
Central Texas Regional Mobility Authority,
Rev., 5.00%, 01/01/2037	1,285	1,355
Series B, Rev., 4.00%, 01/01/2040	800	774
Series B, Rev., 4.00%, 01/01/2051	1,250	1,134
Series B, Rev., 5.00%, 01/01/2037	1,000	1,064
Series B, Rev., 5.00%, 01/01/2046	1,500	1,555
Series C, Rev., BAN, 5.00%, 01/01/2027	2,000	2,027
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	589
Series B, Rev., 4.00%, 01/01/2040	500	482
Series B, Rev., 5.00%, 01/01/2045	3,595	3,697
Series D, Rev., 5.00%, 01/01/2033	480	521
Series E, Rev., 5.00%, 01/01/2045	2,665	2,747
Central Texas Turnpike System,
Rev., 5.00%, 08/15/2031	1,490	1,637
Rev., 5.00%, 08/15/2037	10,000	10,869
Rev., 5.00%, 08/15/2038	7,690	8,314
Rev., 5.00%, 08/15/2040	2,500	2,669
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	759
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,909
GO, 5.00%, 09/01/2033	1,100	1,195
GO, 5.00%, 09/01/2034	1,750	1,896
City of Arlington TX Water & Wastewater System Revenue,
Rev., 5.00%, 06/01/2037	1,445	1,602
Rev., 5.00%, 06/01/2039	1,445	1,578
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	866
City of Austin Electric Utility Revenue,
Rev., 5.00%, 11/15/2048	6,210	6,483
Series A, Rev., 5.00%, 11/15/2031	1,595	1,612
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	6,977
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	188
Rev., 4.00%, 11/15/2041	1,510	1,463
Rev., 5.00%, 11/15/2041	7,000	7,117
Series C, Rev., 5.00%, 11/15/2025 (p)	510	517
Series C, Rev., 5.00%, 11/15/2032	1,000	1,085
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,482
Rev., AMT, 5.00%, 11/15/2040	1,500	1,554
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,052
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,145
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,396

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Austin, Electric Utility Revenue,
Series A, Rev., 5.00%, 11/15/2038	1,265	1,274
Series B, Rev., 5.00%, 11/15/2037	1,505	1,583
Series B, Rev., 5.00%, 11/15/2038	1,340	1,404
City of Austin, Public Improvement,
GO, 5.00%, 09/01/2033	5,000	5,646
GO, 5.00%, 09/01/2034	2,800	3,180
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	674
City of Beaumont TX Waterworks & Sewer System Revenue, Rev., BAM, 5.00%, 09/01/2049	2,000	2,075
City of Celina TX, Special Assessment, BAM, 5.00%, 09/01/2040	1,200	1,234
City of Celina, Mosaic Public Improvement District,
Special Assessment, 5.13%, 09/01/2044 (e)	2,150	2,061
City of Corpus Christi, Utility System Revenue,
Rev., 5.00%, 07/15/2028	1,885	2,004
Rev., 5.00%, 07/15/2039	1,000	1,075
City of Dallas Housing Finance Corp., Rev., FHA, 5.00%, 08/01/2027 (z)	350	358
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,040
City of Dallas TX, GO, AGM-CR, 4.00%, 02/15/2043	6,000	5,660
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2032	1,250	1,280
Series A, Rev., 5.00%, 10/01/2047	5,000	5,254
Series C, Rev., 4.00%, 10/01/2031	1,500	1,531
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,500	3,502
City of Dallas, Hutchison Convention Center, Special Tax, 6.00%, 08/15/2053 (e) (z)	9,720	9,735
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	7,343
Series C, Rev., 4.00%, 10/01/2040	1,000	980
Series C, Rev., 5.00%, 10/01/2029	1,125	1,219
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,160
City of Denton, Certificates Obligation,
GO, 2.00%, 02/15/2034	2,565	2,090
GO, 2.00%, 02/15/2035	2,625	2,079
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	482
GO, AGM, 4.00%, 03/01/2041	680	659
City of El Paso, GO, BAM, 4.00%, 08/15/2042	10,900	10,290
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,178
City of Fort Worth TX Water & Sewer System Revenue,
Rev., 5.00%, 02/15/2037	2,305	2,517
Rev., 5.00%, 02/15/2038	1,390	1,511
Rev., 5.00%, 02/15/2041	710	756
City of Galveston TX Wharves & Terminal Revenue,
Rev., AMT, 5.25%, 08/01/2039	750	789
Rev., AMT, 5.50%, 08/01/2041	1,050	1,114
Rev., AMT, 5.50%, 08/01/2042	700	740
Rev., AMT, 5.50%, 08/01/2043	1,100	1,162
Rev., AMT, 5.50%, 08/01/2044	700	739
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	442

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Houston Airport System Revenue,
Series B, Rev., AMT, 5.25%, 07/15/2033	3,000	3,130
Series C, Rev., AMT, 5.00%, 07/01/2028	470	491
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	986
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,409
Series A, Rev., AMT, 5.00%, 07/01/2028	1,890	1,975
Series A, Rev., AGM, AMT, 5.00%, 07/01/2028	550	576
Series A, Rev., AGM, AMT, 5.00%, 07/01/2029	1,580	1,666
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,612
Series A, Rev., AGM, AMT, 5.00%, 07/01/2037	2,000	2,110
Series B, Rev., 5.00%, 07/01/2026	1,000	1,026
Series B, Rev., 5.00%, 07/01/2027	1,995	2,087
City of Houston Airport System Revenue, United Airlines, Inc.,
Series B, Rev., AMT, 5.50%, 07/15/2037	8,565	8,996
Series B, Rev., AMT, 5.50%, 07/15/2039	2,000	2,091
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	4,035
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,231
City of Houston Combined Utility System Revenue, Subordinated First Lien, Rev., 5.00%, 11/15/2025	2,500	2,534
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2025	45	45
Rev., 4.00%, 09/01/2029	280	286
City of Houston TX, GO, 5.25%, 03/01/2049	16,000	16,957
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	615
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,191
Series C, Rev., 5.00%, 11/15/2029	3,100	3,358
City of Hutto TX,
GO, BAM, 4.13%, 08/01/2049	2,500	2,358
GO, BAM, 5.00%, 08/01/2043	1,220	1,297
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	285
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	185	184
City of Lavon, Elevon Public Improvement District, Special Assessment, 5.00%, 09/15/2044 (e)	500	496
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	817
Rev., 5.00%, 04/15/2027	785	816
Rev., 5.00%, 04/15/2028	900	953
Rev., AGM, 5.00%, 04/15/2035	1,345	1,476
Rev., AGM, 5.00%, 04/15/2038	1,045	1,131
Rev., AGM, 5.00%, 04/15/2040	1,200	1,281
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	357
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,537
City of Pflugerville, Certificates of Obligation, GO, 4.00%, 08/01/2049	2,750	2,500
City of Plano, GO, 4.00%, 09/01/2043	1,000	959
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	2,988

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,727
Rev., 5.00%, 02/01/2033	1,795	1,842
Rev., 5.00%, 02/01/2035	1,650	1,686
Series B, Rev., 5.25%, 02/01/2040	3,000	3,239
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., (SIFMA Municipal Swap Index + 0.87%), 3.74%, 02/01/2048 (aa)	3,000	3,000
Rev., 4.00%, 02/01/2037	1,000	1,010
Series A, Rev., 5.00%, 02/01/2035	2,200	2,356
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,242
City of San Antonio TX Electric & Gas Systems Revenue,
Rev., 5.00%, 02/01/2036	1,680	1,857
Rev., 5.00%, 02/01/2040	1,000	1,068
Rev., 5.25%, 02/01/2044	1,660	1,782
Rev., 5.25%, 02/01/2049	4,000	4,261
City of San Antonio, Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2027	2,000	2,042
Series D, Rev., 5.25%, 02/01/2054	4,500	4,796
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,143
Clear Creek Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2033	760	853
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,080
Clifton Higher Education Finance Corp.,
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	3,789
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,410
Rev., PSF-GTD, 5.00%, 08/15/2037	500	537
Clifton Higher Education Finance Corp., Idea Public School,
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,890
Series A, Rev., 4.00%, 08/15/2035	415	410
Series A, Rev., 4.00%, 08/15/2047	1,300	1,173
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	704
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,075
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	71
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	57
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	42
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	233
Clifton Higher Education Finance Corp., International Leadership of Texas, Rev., PSF-GTD, 4.00%, 08/15/2025	145	146
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	949
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,620
Conroe Independent School District, GO, PSF-GTD, 4.00%, 02/15/2049	6,000	5,616
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	10,741
GO, 5.00%, 06/15/2043 (p)	2,000	2,051
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,151
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,721
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,049
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,662

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,455
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,247
County of Harris Toll Road Revenue, First Lien, Rev., 4.00%, 08/15/2045	1,500	1,402
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,804
County of Nueces, GO, 5.00%, 02/15/2029	460	490
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,917
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,029
Dallas Area Rapid Transit, Senior Lien,
Rev., 5.00%, 12/01/2032	1,000	1,072
Series B, Rev., 4.00%, 12/01/2051	2,000	1,824
Dallas Fort Worth International Airport,
Series B, Rev., 5.00%, 11/01/2050	4,000	4,132
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,335
Dallas Fort Worth International Airport, Dallas Fort Worth International, Rev., 5.00%, 11/01/2025	1,825	1,848
Dallas Independent School District, Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,275
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,198
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,515
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,899
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,360
Denton Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	600	630
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,061
GO, PSF-GTD, 5.00%, 08/15/2053	13,130	13,630
East Montgomery County Improvement District, Sales Tax Revenue, Rev., AGC, 5.00%, 08/15/2041	500	528
Forney Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2040	600	641
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,184
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,131
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,242
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	764
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	297
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	418
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,084
Fort Bend Independent School District,
GO, PSF-GTD, 4.00%, 08/01/2054 (z)	4,165	4,232
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	610	585
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	830	823
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,877
Garland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	500	550
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	3,850
Georgetown Independent School District, GO, PSF-GTD, 2.00%, 08/15/2034	6,155	4,982
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	917
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,280

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Greater Texoma Utility Authority, City of Sherman Project,
Rev., BAM, 5.00%, 10/01/2037	3,060	3,308
Rev., BAM, 5.00%, 10/01/2038	1,450	1,561
Rev., BAM, 5.00%, 10/01/2049	10,000	10,336
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,815
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	1,000	938
Rev., 5.00%, 10/01/2051 (z)	3,000	3,290
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., LOC: TD Bank NA, 2.80%, 10/01/2045 (z)	2,400	2,400
Rev., BAM, 4.00%, 10/01/2037	1,790	1,767
Rev., 4.00%, 10/01/2038	1,000	975
Rev., BAM, 4.00%, 10/01/2038	1,000	977
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,288
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,844
Harris County Flood Control District, Sustainability Bond,
Series A, GO, 4.00%, 09/15/2041	2,500	2,388
Series A, GO, 4.00%, 09/15/2048	9,000	8,370
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	2,000	1,994
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,315
Harris County-Houston Sports Authority, Senior Lien, Series A, Rev., AGC, 5.00%, 11/15/2029	3,010	3,239
Hays Consolidated Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	17,151
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,078
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,389
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,052
Series A, Rev., 5.00%, 12/01/2033	575	603
Series A, Rev., 5.00%, 12/01/2034	750	786
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	906
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,457
Houston Housing Finance Corp., Summerdale Apartments, Rev., 5.00%, 08/01/2041 (z)	315	320
Houston Independent School District, Series C, GO, PSF-GTD, 4.00%, 06/01/2039 (z)	4,350	4,353
Hutto Independent School District, GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,503
Irving Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2028	500	530
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,543
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,737
GO, PSF-GTD, 5.00%, 02/15/2041	250	266
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	783
Katy Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,445
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,511
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	459
Klein Independent School District, GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,777
Krum Independent School District, GO, PSF-GTD, 4.25%, 08/15/2054	9,255	8,734
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	234

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,132
Lamar Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	150	161
GO, PSF-GTD, 5.00%, 02/15/2041	1,500	1,616
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,237
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,484
Leander Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,430	1,457
Liberty Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,043
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,170
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,372
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2043	1,750	1,869
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,400	1,400
Lower Colorado River Authority,
Rev., AGM, 4.00%, 05/15/2033	500	500
Rev., AGM, 5.00%, 05/15/2031	4,795	5,271
Rev., AGM, 5.00%, 05/15/2032	5,000	5,476
Series A, Rev., 5.00%, 05/15/2027	420	438
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,135
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2030	1,000	1,085
Rev., 5.00%, 05/15/2051	3,500	3,575
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	107
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	893
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	845
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,295
McKinney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,245	1,270
Medina Valley Independent School District,
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	433
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,217
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	440
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,306
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2050	2,300	2,352
Mission Economic Development Corp.,
Rev., AMT, 0.00%, 06/01/2048 (z)	5,665	5,676
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,445
Mission Economic Development Corp., Republic Services, Rev., AMT, 3.70%, 01/01/2026 (z)	4,000	3,999
Mission Economic Development Corp., Republic Services, Inc. Project, Series A, Rev., AMT, 3.70%, 05/01/2050 (z)	5,000	4,999
Mission Economic Development Corp., Waste Management Inc Project, Series B, Rev., AMT, 3.75%, 07/01/2040 (z)	7,500	7,498
Mission Economic Development Corp., Waste Management, Inc. Project, Rev., AMT, 3.75%, 05/01/2046 (z)	1,650	1,650

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
New Caney Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	625	688
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,492
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,155
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,325
New Hope Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 07/01/2047	2,000	1,914
New Hope Cultural Education Facilities Finance Corp., Bella Vida Facility Living,
Rev., 4.25%, 10/01/2030	2,000	1,995
Rev., 4.63%, 10/01/2030	2,000	1,995
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,005
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035	9,400	9,052
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	90
New Hope Cultural Education Facilities Finance Corporation, Series A, Rev., 4.00%, 08/15/2040	3,000	2,766
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,463
North East Independent School District, GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,570	1,583
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,575
North Texas Higher Education Authority, Inc., Rev., AMT, 4.13%, 06/01/2045	5,205	4,906
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	462
North Texas Municipal Water District Water System Revenue & Improvement, Rev., 5.00%, 09/01/2032	2,875	2,894
North Texas Tollway Authority,
Rev., AGC, Zero Coupon, 01/01/2035	10,000	6,807
Rev., 5.00%, 01/01/2031	3,000	3,280
Rev., 5.00%, 01/01/2032	6,070	6,689
Rev., 5.00%, 01/01/2035	3,250	3,597
Rev., 5.25%, 01/01/2044	3,225	3,459
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,262
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	2,014
Series A, Rev., 5.00%, 01/01/2037	1,500	1,620
Series A, Rev., 5.00%, 01/01/2040	4,000	4,247
North Texas Tollway Authority, Second Tier,
Rev., 4.25%, 01/01/2049	4,000	3,714
Rev., 5.00%, 01/01/2048	2,335	2,374
Series B, Rev., 4.00%, 01/01/2035	2,100	2,111
Series B, Rev., 4.00%, 01/01/2036	1,000	1,001
Series B, Rev., 4.00%, 01/01/2037	1,000	993
Series B, Rev., 5.00%, 01/01/2027	215	218
Series B, Rev., 5.00%, 01/01/2033	1,000	1,023
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	13,476
Northwest Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,064
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	1,000	1,092

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	4,515	4,598
Odessa Junior College District, Consolidated Fund, Rev., AGM, 4.00%, 07/01/2026	1,015	1,027
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,076
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,096
Pecos Barstow Toyah Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	300	312
GO, PSF-GTD, 5.00%, 02/15/2039	500	524
Permanent University Fund—Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,798
Permanent University Fund—Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,614
Permanent University Fund—University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,095
Plano Independent School District, GO, 5.00%, 02/15/2027	650	675
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	877
Rev., 5.00%, 10/01/2028	1,250	1,334
Rev., 5.00%, 10/01/2029	1,250	1,350
Port Authority of Houston of Harris County Texas, First Lien,
Rev., 5.00%, 10/01/2025	950	960
Rev., 5.00%, 10/01/2048	8,500	8,840
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	528
Rev., AMT, 2.25%, 01/01/2029 (e)	800	739
Rev., AMT, 2.88%, 01/01/2041 (e)	120	93
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	8,000	7,258
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	3,250	3,274
Port of Beaumont Navigation District, Taxable Jefferson Gulf Coast, Rev., 10.00%, 07/01/2026 (e)	4,000	4,109
Prosper Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2054	12,250	11,162
GO, PSF-GTD, 4.25%, 02/15/2054	20,000	18,930
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	27
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,104
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,611
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,388
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2044 (z)	10,000	10,772
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,079
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,838
Rev., 4.00%, 04/01/2041	1,000	850
San Antonio Water System,
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,759
Series A, Rev., 5.00%, 05/15/2034	2,375	2,474
Series C, Rev., 5.00%, 05/15/2046	6,670	6,891
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,567
San Marcos Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,922

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,153
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,467
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	426
Spring Independent School District, GO, 5.00%, 08/15/2030	600	659
State of Texas,
GO, 5.00%, 10/01/2042	1,170	1,263
Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	14,771
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,033
State of Texas, Water Financial Assistance, Series B, GO, 5.00%, 08/01/2037	1,000	1,004
Tarrant County Cultural Education Facilities Finance Corp., Rev., 5.00%, 07/01/2038	5,000	5,143
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health,
Rev., 4.00%, 11/15/2042	15,000	14,149
Series A, Rev., 5.00%, 11/15/2045	4,195	4,207
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,439
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Rev., 5.00%, 11/15/2052 (z)	1,450	1,476
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	3,005	3,243
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable, Rev., AGM, 1.39%, 09/01/2025	600	592
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 4.00%, 10/01/2041	1,975	1,863
Rev., 5.00%, 10/01/2030	1,000	1,086
Rev., 5.00%, 10/01/2037	1,000	1,071
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,053
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	3,902
Texas A&M University,
Rev., 5.00%, 05/15/2036	5,000	5,617
Rev., 5.00%, 05/15/2037	1,000	1,113
Rev., 5.00%, 05/15/2042	4,830	5,185
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	19,724
Texas Department of Housing & Community Affairs,
Rev., GNMA COLL, 6.00%, 07/01/2054	2,020	2,214
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	300	302
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	545	589
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	3,090	3,367
Texas Department of Housing & Community Affairs, Aspen Park, Rev., 5.00%, 03/01/2041 (z)	1,225	1,227
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,810	1,775
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	915	980
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,316
Rev., 5.00%, 12/15/2030	3,300	3,448
Rev., 5.00%, 12/15/2031	2,000	2,095

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Municipal Gas Acquisition & Supply Corp. IV,
Series A, Rev., 5.50%, 01/01/2054 (z)	15,815	16,761
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	10,749
Texas Municipal Gas Acquisition & Supply Corporation V, Rev., 5.00%, 01/01/2055 (z)	5,835	6,201
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	5,470	5,645
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	424
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	24,555	24,336
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,022
Rev., 4.00%, 06/30/2033	1,000	1,000
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond,
Rev., AMT, 5.38%, 06/30/2037	1,750	1,850
Rev., AMT, 5.38%, 06/30/2038	3,955	4,165
Rev., AMT, 5.50%, 06/30/2041	1,425	1,495
Rev., AMT, 5.50%, 06/30/2043	2,750	2,869
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	4,000	4,199
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	488
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	569
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,727
Texas Transportation Commission, GO, 5.00%, 04/01/2025	1,045	1,045
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,349
Texas Water Development Board,
Rev., 4.00%, 10/15/2035	4,000	4,001
Rev., 5.00%, 08/01/2025	1,300	1,310
Rev., 5.00%, 08/01/2026	2,250	2,317
Series A, Rev., 5.00%, 10/15/2028	115	123
Texas Water Development Board, Master Trust,
Rev., 4.00%, 10/15/2033	1,000	1,027
Series A, Rev., 4.25%, 10/15/2051	10,890	10,482
Series A, Rev., 4.38%, 10/15/2054	3,835	3,740
Series A, Rev., 4.38%, 10/15/2059	1,610	1,565
Series A, Rev., 5.00%, 10/15/2039	3,000	3,291
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	500
Rev., 5.00%, 08/01/2028	625	668
Series A, Rev., 5.00%, 10/15/2028	100	106
Texas Water Development Board, State Revolving Fund,
Rev., 4.00%, 08/01/2037	2,015	2,027
Rev., 5.00%, 08/01/2027	2,835	2,978
Texas Water Development Board, State Water Implementation Fund,
Rev., 3.00%, 10/15/2033	2,000	1,864
Series A, Rev., 4.00%, 10/15/2033	1,900	1,919
Series A, Rev., 5.00%, 04/15/2026	100	102
Series A, Rev., 5.00%, 10/15/2030	500	506
Series A, Rev., 5.00%, 10/15/2047	2,480	2,514
Series B, Rev., 5.00%, 04/15/2049	11,535	11,820

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,032
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	191
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,619
University of Houston,
Series A, Rev., 5.00%, 02/15/2034	2,000	2,184
Series A, Rev., 5.00%, 02/15/2041	2,000	2,109
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	107
Upper Trinity Regional Water District, Rev., BAM, 4.25%, 08/01/2049	1,500	1,432
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	386
Tax Allocation, 4.00%, 09/01/2035	995	931
Waco Educational Finance Corp., Baylor University Issue,
Rev., 5.00%, 03/01/2035	1,500	1,618
Series A, Rev., 4.00%, 03/01/2036	750	753
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	2,971
GO, BAM, 5.00%, 02/15/2042	6,550	6,875
Waxahachie Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,337
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,580
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,324
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,475
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,269
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,085
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,077
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,070
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,598
GO, PSF-GTD, 5.00%, 02/15/2044	900	954
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	542
Whitesboro Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	550	582

		1,220,971

Utah — 0.8%
Black Desert Public Infrastructure District, Special Assessment, 5.63%, 12/01/2053 (e)	2,135	2,139
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,875	1,960
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,196
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,062
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,563
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,552
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,057
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	2,889
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,841
County of Utah, IHC Health Services, Inc.,
Series A, Rev., 4.00%, 05/15/2045	10,020	9,096
Series B, Rev., 5.00%, 05/15/2060 (z)	625	635

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — continued
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,407
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	545	547
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	539
Mida Mountain Village Public Infrastructure District, Subordinate, Series 2, Tax Allocation, 5.75%, 06/15/2044 (e)	3,295	3,376
Mountain Veterans Program Public Infrastructure District, Tax Allocation, 5.20%, 06/01/2054 (e)	1,190	1,168
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,131
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	485
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,870
Series B, GO, 5.00%, 07/01/2029	100	107
Timpanogos Special Service District, Rev., 5.00%, 06/01/2054	11,150	11,700
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,539
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,725
Utah Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,275	2,246
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,790	1,962
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,685	2,981
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,435	1,568
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,318
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	2,000	1,967
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,995	2,181
Series I, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	4,780	5,334
Utah Housing Corp., Drawdown New City, Rev., FHA HUD, 3.63%, 02/01/2026	906	909
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	9,051
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2025	115	115
Rev., 5.00%, 06/01/2027	130	135
Rev., 5.00%, 06/01/2031	210	231
Rev., 5.25%, 06/01/2035	700	775
Rev., 5.25%, 06/01/2037	2,250	2,465
Utah Transit Authority, Series A, Rev., 4.00%, 06/15/2036 (p)	1,500	1,503

		97,325

Vermont — 0.1%
Vermont Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	2,035	1,990
Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	205	206
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	254
Vermont Student Assistance Corp.,
Rev., AMT, 4.13%, 06/15/2036	500	471
Rev., AMT, 4.25%, 06/15/2037	850	820
Rev., AMT, 4.38%, 06/15/2038	750	717
Rev., AMT, 4.50%, 06/15/2039	800	772

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Vermont — continued
Rev., AMT, 5.25%, 06/15/2030	600	632
Rev., AMT, 5.25%, 06/15/2031	700	741
Rev., AMT, 5.25%, 06/15/2032	950	1,007
Series A, Rev., AMT, 2.38%, 06/15/2039	425	393

		8,003

Virginia — 1.8%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,378
Alexandria Redevelopment and Housing Authority, 431 S Columbus Street, Rev., HUD, 3.40%, 12/01/2054 (z)	1,000	1,001
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	7,145	7,160
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,026
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	770
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	967
County of Henrico Water & Sewer Revenue, Rev., 5.00%, 05/01/2046 (p)	1,000	1,023
Fairfax County Industrial Development Authority,
Rev., 4.00%, 05/15/2048	17,040	15,499
Rev., 4.13%, 05/15/2054	3,000	2,733
Fairfax County Industrial Development Authority, Inova Health System Project,
Rev., 4.00%, 05/15/2042	3,440	3,292
Rev., 5.00%, 05/15/2029	2,000	2,156
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	2,250	2,335
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	945	783
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,011
Hampton Roads Sanitation District,
Series A, Rev., 5.00%, 11/01/2036	1,000	1,124
Series A, Rev., 5.00%, 11/01/2037	1,600	1,783
Series A, Rev., 5.00%, 11/01/2038	1,500	1,658
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,611
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	1,130	1,161
Series A, Rev., 5.00%, 07/01/2031	1,500	1,635
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,058
Series A, Rev., 5.00%, 07/01/2039	2,100	2,219
Isle of Wight County Economic Development Authority, Riverside Health System,
Rev., AGM, 5.00%, 07/01/2036	750	818
Rev., AGM, 5.00%, 07/01/2037	500	543
Rev., AGM, 5.25%, 07/01/2043	1,620	1,764
Rev., AGM, 5.25%, 07/01/2053	5,000	5,321
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	143
Louisa Industrial Development Authority, Virginia Electric and Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,089
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,397

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Rev., 5.00%, 01/01/2029	700	740
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,227
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	357
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,257
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,151
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,638
Rev., 5.00%, 07/01/2027 (p)	2,485	2,498
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,045
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,195
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,669
Virginia College Building Authority,
Rev., 4.00%, 02/01/2043	2,000	1,935
Series A, Rev., 3.00%, 02/01/2028	4,000	3,967
Series A, Rev., 4.00%, 02/01/2034	3,500	3,550
Virginia College Building Authority, 21st Century College & Equipment,
Rev., 4.00%, 02/01/2044	5,000	4,774
Rev., 5.00%, 02/01/2028	1,000	1,060
Virginia College Building Authority, 21st Century College and Equipment,
Rev., 4.00%, 02/01/2040	1,815	1,773
Rev., 5.00%, 02/01/2029	1,000	1,077
Rev., 5.00%, 02/01/2033	3,750	4,050
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	800
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 3.75%, 04/01/2025 (z)	14,700	14,700
Virginia Housing Development Authority,
Rev., 4.40%, 10/01/2044	1,000	976
Series E1, Rev., 4.35%, 10/01/2044	685	663
Series E, Rev., 4.50%, 07/01/2045	735	720
Series G, Rev., 5.05%, 11/01/2047	1,750	1,782
Virginia Housing Development Authority, Commonwealth Mortgage Bond, Rev., 3.63%, 07/01/2055 (z)	2,800	2,800
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045	5,000	4,930
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	1,963
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,558
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,119
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,820
Virginia Resources Authority Clean Water Revolving Fund, Revolving Fund, Series B, Rev., 4.00%, 10/01/2027	5,000	5,003
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,620
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,074
Virginia Small Business Financing Authority, National Senior Campuses, Series A, Rev., 5.00%, 01/01/2032	1,500	1,580

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Pure Salmon Virginia, LLC, Rev., AMT, 4.00%, 11/01/2052 (z)	3,305	3,306
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	423
Rev., AMT, 5.00%, 07/01/2033	2,320	2,441
Rev., AMT, 5.00%, 01/01/2036	200	210
Rev., AMT, 5.00%, 07/01/2037	1,000	1,044
Virginia Small Business Financing Authority, Senior Lien Elizabeth River, Rev., AGM-CR, AMT, 3.00%, 01/01/2041	4,000	3,227
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,866
Rev., AMT, 5.00%, 06/30/2041	3,470	3,571
Rev., AMT, 5.00%, 12/31/2047	1,000	1,021
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	4,740	3,729
Rev., AMT, 4.00%, 01/01/2030	3,125	3,138
Rev., AMT, 4.00%, 01/01/2033	1,500	1,486
Rev., AMT, 4.00%, 01/01/2034	2,250	2,215
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	2,575	2,583
Rev., AMT, 5.00%, 12/31/2052	8,425	8,400
Rev., AMT, 5.00%, 12/31/2056	6,250	6,156
Williamsburg Economic Development Authority, Williamsburg Properties LLC,
Rev., AGM, 4.00%, 07/01/2048	1,245	1,139
Rev., AGM, 5.25%, 07/01/2053	5,100	5,374
Winchester Economic Development Authority, Valley Health Systems Obligation, Rev., 4.00%, 01/01/2037	2,000	1,925
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,424

		221,207

Washington — 3.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,100
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,319
City of Seattle Municipal Light & Power Revenue,
Rev., 4.00%, 09/01/2040	1,000	956
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 3.12%, 05/01/2045 (aa)	2,000	1,974
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,291
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	9,247
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	872
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,119
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	682
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,067
County of King,
GO, 5.00%, 12/01/2042	5,155	5,539
Series A, GO, 5.00%, 12/01/2034	1,335	1,450
County of King, Sewer Revenue, Junior Lien, Rev., VRDO, 3.55%, 04/01/2025 (z)	31,055	31,055

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Energy Northwest,
Rev., 5.00%, 07/01/2025	5,000	5,025
Series A, Rev., 5.00%, 07/01/2039	1,000	1,096
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	105
Energy Northwest, Columbia Generating Station,
Rev., 4.00%, 07/01/2035	5,265	5,265
Rev., 4.00%, 07/01/2042	1,625	1,532
Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/2028	4,550	4,571
Fircrest Properties, Sustainable Bonds State of Water, Rev., 5.50%, 06/01/2049	3,000	3,221
Grant County Public Hospital District No. 2, GO, 5.50%, 12/01/2044	900	930
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project,
Rev., 5.00%, 01/01/2040	1,250	1,339
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,580
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,030
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,486
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,600
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,099
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,390
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	982
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,379
King County School District No. 405 Bellevue,
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	4,826
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,700
Pierce County School District No. 10 Tacoma, GO, SCH BD GTY, 5.00%, 12/01/2048	4,000	4,235
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,693
Port of Seattle,
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,040
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,198
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,000
Port of Seattle WA,
Rev., AMT, 5.00%, 07/01/2028	2,250	2,367
GO, AMT, 5.00%, 06/01/2048	10,000	10,272
Rev., AMT, 5.25%, 07/01/2043	5,000	5,275
Rev., AMT, 5.25%, 07/01/2044	14,000	14,704
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 08/01/2026	1,000	1,021
Rev., 5.00%, 02/01/2028	900	915
Rev., AMT, 5.00%, 04/01/2028	2,250	2,359
Rev., AMT, 5.00%, 08/01/2028	1,000	1,053
Rev., AMT, 5.00%, 04/01/2030	4,000	4,219
Rev., AMT, 5.00%, 04/01/2032	2,110	2,205
Rev., AMT, 5.00%, 04/01/2044	2,000	2,022
Rev., AMT, 5.00%, 08/01/2046	3,500	3,542
Rev., AMT, 5.00%, 08/01/2047	1,250	1,265

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Rev., AMT, 5.50%, 08/01/2047	1,000	1,052
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,017
Series C, Rev., AMT, 5.00%, 05/01/2028	1,415	1,456
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,530
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,282
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,973
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	4,500	4,649
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,165
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,085
State of Washington,
GO, 4.00%, 06/01/2043	2,975	2,894
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,578
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,079
Series A1, GO, 5.00%, 08/01/2040	13,645	13,701
Series A3, GO, 5.00%, 08/01/2044	1,000	1,052
Series A, GO, 5.00%, 08/01/2036	1,475	1,582
Series A, GO, 5.00%, 08/01/2040	3,890	4,095
Series B, GO, 5.00%, 07/01/2025	75	75
Series B, GO, 5.00%, 07/01/2027	1,000	1,016
Series B, GO, 5.00%, 06/01/2035	4,760	5,113
Series B, GO, 5.00%, 02/01/2042	1,000	1,063
Series B, GO, 5.00%, 06/01/2044	5,000	5,282
Series B, GO, 5.00%, 06/01/2045	2,900	3,053
Series D, GO, 4.00%, 07/01/2033	2,000	2,077
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	857
Series R, GO, 5.00%, 02/01/2031	1,000	1,105
Series R, GO, 5.00%, 08/01/2031	750	834
Series R, GO, 5.00%, 08/01/2040	1,545	1,680
Series RC, GO, 5.00%, 08/01/2029	100	105
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,028
Series R-2022B, GO, 4.00%, 02/01/2035	500	514
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,246
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,580
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,367
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,456
Series F, GO, 5.00%, 06/01/2038	2,775	2,977
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2041	10,000	10,317
Three Rivers Regional Wastewater Authority, Sustainable Bond,
Rev., BAM, 4.00%, 09/01/2042	1,750	1,674
Rev., BAM, 4.00%, 09/01/2043	1,000	950
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,320
University of Washington,
Rev., 5.00%, 04/01/2026 (p)	1,500	1,533
Series B, Rev., 4.00%, 06/01/2035	3,075	3,080
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,223

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	1,510	1,442
Rev., 5.00%, 09/01/2045	1,000	1,019
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	7,500	6,931
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	9,500	9,518
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,371
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,578
Washington State Convention Center Public Facilities District, Rev., 5.00%, 07/01/2058	3,150	3,178
Washington State Convention Center Public Facilities District, Subordinated, Rev., 4.00%, 07/01/2058	1,760	1,467
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,638
Washington State Housing Finance Commission,
Rev., 3.38%, 04/20/2037	2,395	2,107
Rev., 3.50%, 12/20/2035	5,618	5,163
Rev., 3.81%, 03/20/2040	6,172	5,733
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	6,540	6,672
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,009
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	845	826

		362,579

West Virginia — 0.3%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	465	400
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,063
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	506
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,725
West Virginia Economic Development Authority, Provident Group Marshall Properties,
Rev., AGM, 5.00%, 07/01/2035	3,150	3,405
Rev., AGM, 5.00%, 07/01/2036	3,000	3,230
Rev., AGM, 5.00%, 07/01/2037	2,250	2,411
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	5,611
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Rev., 5.00%, 01/01/2043	3,000	2,990
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	7,000	6,986
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	3,897
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,069

		34,293

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — 2.4%
City of Milwaukee, Promissory Notes,
Series N3, GO, AGM, 5.00%, 04/01/2031	5,500	5,995
Series N4, GO, 5.00%, 04/01/2030	10,150	10,899
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,720
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,631
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	5,828
Public Finance Authority, Rev., 5.20%, 12/01/2037	2,450	2,498
Public Finance Authority, A Challenge Foundation Academy,
Rev., 6.63%, 07/01/2043 (e)	700	721
Rev., 6.88%, 07/01/2053 (e)	1,650	1,701
Public Finance Authority, Astro Texas Land Project, Rev., 5.00%, 12/15/2036 (e)	2,709	2,714
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,095
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,000	4,964
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	535
Rev., BAM, 5.25%, 07/01/2034	260	287
Rev., BAM, 5.25%, 07/01/2042	5,625	5,983
Rev., BAM, 5.38%, 07/01/2047	8,025	8,470
Rev., BAM, 5.50%, 07/01/2052	6,005	6,339
Public Finance Authority, CHF Wilmington LLC University, Rev., AGM, 5.00%, 07/01/2053	3,970	3,901
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,525	1,516
Public Finance Authority, Givens Estates, Rev., 4.00%, 12/01/2041	1,000	888
Public Finance Authority, Kahala Nui Project,
Rev., 5.00%, 11/15/2040	450	474
Rev., 5.00%, 11/15/2041	715	750
Public Finance Authority, KU Campus Development Corp. Project, Rev., 5.00%, 03/01/2041	3,000	3,026
Public Finance Authority, KU Campus Development Corp. Project, Rev., 5.00%, 03/01/2046	6,495	6,535
Public Finance Authority, Lake Norman Charter School, Rev., 5.00%, 06/15/2064	4,630	4,468
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,655
Rev., 5.00%, 04/01/2037	1,705	1,724
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,646
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	180
Rev., 5.00%, 06/15/2041 (e)	250	216
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	508
Rev., 5.00%, 06/01/2027	425	439
Rev., 5.00%, 06/01/2028	600	627
Rev., 5.00%, 06/01/2034	1,000	1,052
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,049
Public Finance Authority, Two Steps Project, Rev., Zero Coupon, 12/15/2034 (e)	2,132	1,192
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,397
Rev., AMT, 2.63%, 11/01/2025	5,000	4,949

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
State of Wisconsin,
GO, 5.00%, 05/01/2026	7,000	7,175
Series 1, GO, 5.00%, 05/01/2027	2,400	2,511
Series 1, GO, 5.00%, 05/01/2033	770	873
Series 1, GO, 5.00%, 05/01/2035	1,375	1,576
Series 1, GO, 5.00%, 05/01/2036	1,000	1,134
Series 2, GO, 5.00%, 05/01/2034	1,000	1,129
Series 3, GO, 5.00%, 05/01/2037	3,000	3,365
Series 2024-2, GO, 5.00%, 05/01/2027	2,000	2,092
Series 20212, GO, 5.00%, 05/01/2026	5,850	5,997
Series B, GO, 4.00%, 05/01/2039	500	499
Series B, GO, 5.00%, 05/01/2035	10,580	11,230
University of Wisconsin Hospitals & Clinics,
Rev., VRDO, 3.57%, 04/01/2025 (z)	26,325	26,325
Rev., 5.00%, 04/01/2027	900	937
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	442
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,786
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	918
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	874
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	782
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	477
Wisconsin Center District, Junior Dedicated, Series D, Rev., AGM, Zero Coupon, 12/15/2045	8,500	3,003
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,757
Wisconsin Health & Educational Facilities Authority,
Rev., 4.50%, 11/15/2039	4,000	3,871
Rev., 5.00%, 10/01/2029	5,940	6,357
Rev., 5.00%, 10/01/2030	6,355	6,872
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	525
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care,
Rev., 4.00%, 08/15/2035	1,250	1,237
Rev., 4.00%, 08/15/2037	1,605	1,566
Rev., 4.00%, 08/15/2038	1,680	1,625
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,641
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	1,870
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group,
Rev., 4.00%, 11/15/2039	10,500	9,919
Rev., 5.00%, 11/15/2035	4,500	4,555
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,517
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,041
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,583
Series B, Rev., 5.25%, 12/01/2048	3,000	3,130

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,658
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,114
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,606
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,387
Series A, Rev., 5.00%, 04/01/2033	1,010	1,100
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	4,722
Rev., 5.00%, 04/01/2035	1,325	1,356
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	544
Rev., 4.00%, 10/15/2036	2,100	2,076
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2047	1,955	1,864
Rev., 5.00%, 02/15/2051 (z)	2,600	2,647
Series B, Rev., 5.00%, 02/15/2042	1,000	980
Series B, Rev., 5.00%, 02/15/2046	8,935	8,557
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,729
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,549
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	575
Wisconsin Housing & Economic Development Authority,
Rev., 5.00%, 08/01/2058 (z)	245	251
Series D, Rev., 4.00%, 03/01/2047	50	50
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,985	2,146
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond,
Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	6,802
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	695	756
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	830	833
Wisconsin Housing & Economic Development Authority, Social Bonds,
Series A, Rev., 3.00%, 03/01/2052	615	602
Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	990	970

		287,697

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,082
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	620
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,015
Wyoming Community Development Authority,
Rev., 6.00%, 12/01/2054	480	519

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wyoming — continued
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 2.85%, 04/07/2025 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	810	797
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,015	1,003
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	4,998
Series 6, Rev., 3.90%, 12/01/2034	2,435	2,412

		15,446

Total Municipal Bonds (Cost $11,948,945)		11,642,239

Short-Term Investments — 1.5%
Municipal Bonds — 0.1% (t)
Bergen County Improvement Authority (The), Rev., CNTY GTD, 4.50%, 05/28/2025	4,025	4,035
County of Lorain, GO, BAN, 4.38%, 05/01/2025	1,280	1,281

Total Municipal Bonds		5,316

Time Deposits — 1.4%
Citibank NA, 3.68%, 04/01/2025	124,730	124,730
Royal Bank of Canada, 3.68%, 04/01/2025	2,982	2,982
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025	43,595	43,595

Total Time Deposits		171,307

Total Short-Term Investments (Cost $176,618)		176,623

Total Investments — 99.2% (Cost - $12,125,563)*		11,818,862
Other Assets in Excess of Liabilities — 0.8%		95,876

NET ASSETS — 100.0%		$11,914,738

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2025.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 1.8%
Affirm Asset Securitization Trust,
Series 2023-B, Class A, 6.82%, 09/15/2028 (e)	1,415	1,426
Series 2024-A, Class 1A, 5.61%, 02/15/2029 (e)	920	926
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/2033 (e)	450	452
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.45%, 12/02/2034 (e) (aa)	1,000	999
AIMCO CLO 17 Ltd., (Jersey), Series 2022-17A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 7.19%, 07/20/2037 (e) (aa)	1,000	993
Americredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, 12/18/2028	240	245
AmeriCredit Automobile Receivables Trust,
Series 2024-1, Class A2A, 5.75%, 02/18/2028	509	510
Series 2024-1, Class A3, 5.43%, 01/18/2029	675	683
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 5.72%, 04/17/2035 (e) (aa)	1,500	1,501
AMMC CLO 25 Ltd., (Cayman Islands), Series 2022-25A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.65%, 04/15/2035 (e) (aa)	1,360	1,360
Apidos CLO XL Ltd., (Jersey), Series 2022-40A, Class D1R, (CME Term SOFR 3 Month + 2.90%), 7.20%, 07/15/2037 (e) (aa)	2,000	1,983
Apidos Loan Fund Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.27%), 5.57%, 04/25/2035 (e) (aa)	2,050	2,047
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 5.61%, 01/15/2032 (e) (aa)	144	144
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,129
Bain Capital Credit CLO 2019-1, (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.23%), 5.52%, 04/19/2034 (e) (aa)	1,500	1,497
Bardot CLO Ltd., (Cayman Islands), Series 2019-2A, Class ARR, (CME Term SOFR 3 Month + 0.98%), 5.28%, 10/22/2032 (e) (aa)	940	938
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 5.44%, 12/26/2031 (e) (aa)	438	439
Capital One Multi-Asset Execution Trust, Series 2005-B3, Class B3, (CME Term SOFR 3 Month + 0.81%), 5.11%, 05/15/2028 (aa)	1,310	1,308
Carlyle Global Market Strategies CLO 2015-4 Ltd., (Cayman Islands), Series 2015-4A, Class A1JR, (CME Term SOFR 3 Month + 1.55%), 5.84%, 07/20/2032 (e) (aa)	1,500	1,501
CARLYLE US CLO 2018-2 Ltd., (Cayman Islands), Series 2018-2A, Class A2R, (CME Term SOFR 3 Month + 1.80%), 6.10%, 10/15/2031 (e) (aa)	1,210	1,212
CarMax Auto Owner Trust, Series 2023-2, Class B, 5.18%, 11/15/2028	2,200	2,226
CarMax Auto Owner Trust,
Series 2023-1, Class B, 4.98%, 01/16/2029	1,670	1,680
Series 2023-4, Class B, 6.39%, 05/15/2029	1,245	1,298
Series 2024-2, Class A3, 5.50%, 01/16/2029	1,002	1,018

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027		371	372
CarVal CLO VII-C Ltd., (Jersey), Series 2023-1A, Class D1R, (CME Term SOFR 3 Month + 3.15%), 7.44%, 07/20/2037 (e) (aa)		2,000	1,994
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 01/10/2028		53	51
CIFC Funding 2021-IV Ltd., (Cayman Islands), Series 2021-4A, Class DR, (CME Term SOFR 3 Month + 2.95%), 7.24%, 07/23/2037 (e) (aa)		1,000	993
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		2,064	2,080
Series 2023-2, Class A2A, 6.09%, 10/15/2026 (e)		142	142
Series 2023-2, Class A3, 5.83%, 02/15/2028 (e)		1,235	1,248
Clover CLO 2021-3 LLC, Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.07%), 5.37%, 01/25/2035 (e) (aa)		940	935
Discover Card Execution Note Trust, Series 2023-A2, Class A, 4.93%, 06/15/2028		205	206
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (e)		162	163
DLLMT LLC, Series 2024-1A, Class A3, 4.84%, 08/21/2028 (e)		1,200	1,207
Dryden 104 CLO Ltd., (Cayman Islands), Series 2022-104A, Class A1R, (CME Term SOFR 3 Month + 1.29%), 5.61%, 08/20/2034 (e) (aa)		980	978
Elmwood CLO X Ltd., (Cayman Islands), Series 2021-3A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 5.56%, 04/20/2034 (e) (aa)		1,500	1,498
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, 5.23%, 03/20/2030 (e)		1,092	1,099
Exeter Automobile Receivables Trust,
Series 2024-2A, Class C, 5.74%, 05/15/2029		737	747
Series 2024-3A, Class D, 5.98%, 09/16/2030		120	122
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)		88	89
First National Master Note Trust, Series 2023-1, Class A, 5.13%, 04/15/2029		1,340	1,348
Flagship Credit Auto Trust,
Series 2022-3, Class A3, 4.55%, 04/15/2027 (e)		334	334
Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)		397	397
Ford Credit Auto Lease Trust, Series 2024-A, Class B, 5.29%, 06/15/2027		1,230	1,239
Galaxy XXVI CLO Ltd., (Cayman Islands), Series 2018-26A, Class AR, (CME Term SOFR 3 Month + 1.17%), 5.50%, 11/22/2031 (e) (aa)		1,069	1,068
Generate CLO 17 Ltd., (Cayman Islands), Series 2024-17A, Class D1, (CME Term SOFR 3 Month + 3.00%), 7.29%, 10/22/2037 (e) (aa)		2,000	2,000
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032 (e)		506	513
KKR CLO 23 Ltd., (Cayman Islands), Series 23, Class BR, (CME Term SOFR 3 Month + 1.55%), 5.84%, 10/20/2031 (e) (aa)		1,190	1,191
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.59%, 10/20/2034 (e) (aa)		1,460	1,458
KKR Financial CLO 2013-1 Ltd., (Cayman Islands), Series 2013-1A, Class A2R2, (CME Term SOFR 3 Month + 1.45%), 5.75%, 04/15/2029 (e) (aa)		1,080	1,080
LAD Auto Receivables Trust,
Series 2023-3A, Class C, 6.43%, 12/15/2028 (e)		1,695	1,734
Series 2024-2A, Class A3, 5.61%, 08/15/2028 (e)		1,220	1,230
Series 2024-3A, Class A2, 4.64%, 11/15/2027 (e)		580	580
Lendmark Funding Trust,
Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)		915	860
Series 2023-1A, Class A, 5.59%, 05/20/2033 (e)		756	758
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 7.25% (cash), 10/02/2025 (v)	EUR	4,234	4,581

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (e)		240	242
Madison Park Funding LVII Ltd., (Cayman Islands), Series 2022-57A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 5.58%, 07/27/2034 (e) (aa)		2,270	2,270
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 5.49%, 10/21/2030 (e) (aa)		5,858	5,858
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 1.86%, 03/20/2036 (e)		910	872
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)		1,395	1,323
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)		1,352	1,362
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/2029 (e)		1,290	1,303
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)		350	325
Neuberger Berman Loan Advisers CLO 50 Ltd., (Jersey), Series 2022-50A, Class AR, (CME Term SOFR 3 Month + 1.25%), 5.54%, 07/23/2036 (e) (aa)		2,600	2,601
Newark BSL CLO 1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.66%, 12/21/2029 (e) (aa)		169	169
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	EUR	26,043	28,751
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, 03/15/2028		2,050	2,073
OCP CLO 2016-11 Ltd., (Cayman Islands), Series 2016-11A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 5.72%, 04/26/2036 (e) (aa)		750	751
OCP CLO 2024-34 Ltd., (Jersey), Series 2024-34A, Class D1, (CME Term SOFR 3 Month + 2.90%), 7.85%, 10/15/2037 (e) (aa)		1,000	993
Octagon Investment Partners XVII Ltd., (Cayman Islands), Series 2013-1A, Class A1R2, (CME Term SOFR 3 Month + 1.26%), 5.56%, 01/25/2031 (e) (aa)		43	43
Octane Receivables Trust,
Series 2024-2A, Class A2, 5.80%, 07/20/2032 (e)		461	467
Series 2024-3A, Class A2, 4.94%, 05/20/2030 (e)		1,510	1,513
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 5.49%, 07/15/2031 (e) (aa)		4,523	4,523
OHA Credit Funding 13 Ltd., (Bermuda), Series 2022-13A, Class D2R, (CME Term SOFR 3 Month + 4.10%), 8.39%, 07/20/2037 (e) (aa)		1,000	1,001
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)		535	518
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)		290	275
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)		531	534
OZLM Funding II Ltd., (Cayman Islands), Series 2012-2A, Class A2RA, (CME Term SOFR 3 Month + 1.80%), 6.09%, 07/30/2031 (e) (aa)		1,570	1,571
RR 8 Ltd., (Cayman Islands), Series 2020-8A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.65%, 07/15/2037 (e) (aa)		1,500	1,497
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C, 6.69%, 03/17/2031		1,130	1,159
Series 2023-1, Class C, 5.09%, 05/15/2030		960	965
Series 2023-2, Class A3, 5.21%, 07/15/2027		131	131
Series 2023-3, Class C, 5.77%, 11/15/2030		380	388
Series 2024-1, Class A2, 5.71%, 02/16/2027		43	43
Series 2024-1, Class C, 5.45%, 03/15/2030		900	908
Series 2024-2, Class A3, 5.63%, 11/15/2028		660	665
Series 2024-2, Class B, 5.78%, 07/16/2029		1,395	1,420

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2024-3, Class B, 5.55%, 09/17/2029		325	330
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)		145	148
SCF Equipment Trust 2016-1 LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033 (e)		315	318
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)		1,240	1,247
Sigma Holdco BV, (Netherlands), Reg. S, 5.75%, 05/15/2026	EUR	232	249
Silver Point CLO 5 Ltd., (Cayman Islands), Series 2024-5A, Class D1, (CME Term SOFR 3 Month + 3.25%), 7.54%, 10/20/2037 (e) (aa)		1,500	1,519
Sycamore Tree CLO 2024-5 Ltd., (Cayman Islands), Series 2024-5A, Class A1, (CME Term SOFR 3 Month + 1.42%), 5.71%, 04/20/2036 (e) (aa)		860	860
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029 (e)		395	394
Trimaran Cavu Ltd., (Cayman Islands), Series 2021-1A, Class D1R, (CME Term SOFR 3 Month + 3.40%), 7.69%, 07/23/2037 (e) (aa)		1,500	1,500
TUI Cruises GmbH, (Germany), Reg. S, 6.50%, 05/15/2026	EUR	56	61
US Bank NA, Series 2025-SUP1, Class B, 5.58%, 02/25/2032 (e)		425	426
Venture 28A CLO Ltd., (Cayman Islands), Series 2017-28AA, Class A1RR, (CME Term SOFR 3 Month + 1.11%), 5.40%, 10/20/2034 (e) (aa)		1,000	996
Verisure Holding AB, (Sweden), Reg. S, 9.25%, 10/15/2027	EUR	253	286
Voya CLO 2014-2 Ltd., (Cayman Islands), Series 2014-2A, Class A1RR, (CME Term SOFR 3 Month + 1.28%), 5.58%, 04/17/2030 (e) (aa)		580	580
Voya CLO 2015-3 Ltd., (Cayman Islands), Series 2015-3A, Class A1R3, (CME Term SOFR 3 Month + 1.15%), 5.44%, 10/20/2031 (e) (aa)		2,997	2,997
Voya CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 5.62%, 01/20/2031 (e) (aa)		2,329	2,329
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)		1,375	1,374
Series 2023-3A, Class C, 6.02%, 09/15/2028 (e)		995	1,011
Series 2024-1A, Class B, 5.55%, 11/15/2027 (e)		1,360	1,369
Series 2024-1A, Class C, 5.65%, 02/15/2029 (e)		1,155	1,167
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)		590	601
Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.43%, 02/15/2028 (e)		1,110	1,118
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039 (e)		775	778
Wind River CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 5.64%, 07/20/2035 (e) (aa)		1,250	1,247
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47%, 02/15/2031		925	943

Total Asset-Backed Securities (Cost $151,655)			152,172

Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Series,
Series 2025-R01, Class 1A1, (United States 30 Day Average SOFR + 0.95%), 5.29%, 01/25/2045 (e) (aa)		439	437
Series 2025-R01, Class 1M1, (United States 30 Day Average SOFR + 1.10%), 5.44%, 01/25/2045 (e) (aa)		710	708
Connecticut Avenue Securities Trust,
Series 2022-R08, Class 1M1, (United States 30 Day Average SOFR + 2.55%), 6.89%, 07/25/2042 (e) (aa)		192	196
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 6.74%, 12/25/2042 (e) (aa)		259	265
Series 2023-R03, Class 2M1, (United States 30 Day Average SOFR + 2.50%), 6.84%, 04/25/2043 (e) (aa)		85	86

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 5.49%, 03/25/2044 (e) (aa)	534	533
Series 2024-R04, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 5.34%, 05/25/2044 (e) (aa)	318	317
Series 2024-R05, Class 2A1, (United States 30 Day Average SOFR + 1.00%), 5.34%, 07/25/2044 (e) (aa)	433	432
Series 2025-R02, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 5.34%, 02/25/2045 (e) (aa)	249	249
FHLMC STACR REMIC Trust,
Series 2022-HQA2, Class M1A, (United States 30 Day Average SOFR + 2.65%), 6.99%, 07/25/2042 (e) (aa)	397	405
Series 2022-HQA3, Class M1A, (United States 30 Day Average SOFR + 2.30%), 6.64%, 08/25/2042 (e) (aa)	149	152
Series 2023-DNA2, Class M1A, (United States 30 Day Average SOFR + 2.10%), 6.44%, 04/25/2043 (e) (aa)	680	689
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 6.34%, 05/25/2043 (e) (aa)	294	296
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 5.59%, 05/25/2044 (e) (aa)	887	887
Series 2024-DNA3, Class A1, (United States 30 Day Average SOFR + 1.05%), 5.39%, 10/25/2044 (e) (aa)	426	426
Series 2024-DNA3, Class M1, (United States 30 Day Average SOFR + 1.00%), 5.34%, 10/25/2044 (e) (aa)	107	107
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 5.59%, 03/25/2044 (e) (aa)	694	694
Series 2024-HQA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 5.59%, 08/25/2044 (e) (aa)	942	943
Towd Point Mortgage Trust, Series 2019-HY1, Class M2, (CME Term SOFR 1 Month + 2.11%), 6.43%, 10/25/2048 (e) (aa)	385	399
Verus Securitization Trust, Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	135	119

Total Collateralized Mortgage Obligations (Cost $8,360)		8,340

Commercial Mortgage-Backed Securities — 0.3%
ACREC Ltd., (Cayman Islands), Series 2021-FL1, Class A, (CME Term SOFR 1 Month + 1.26%), 5.58%, 10/16/2036 (e) (aa)	292	292
BBCMS Mortgage Trust, Series 2024-5C29, Class A2, 4.74%, 09/15/2057	700	696
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (z)	90	87
Series 2019-B11, Class A5, 3.54%, 05/15/2052	410	387
Series 2024-V7, Class A3, 6.23%, 05/15/2056 (z)	410	429
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.43%), 5.75%, 12/15/2038 (e) (aa)	171	170
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (CME Term SOFR 1 Month + 0.80%), 5.12%, 10/15/2038 (e) (aa)	366	364
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.76%, 02/15/2039 (e) (aa)	360	360
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.71%, 03/15/2041 (e) (aa)	406	407
BX Trust,
Series 2022-PSB, Class A, (CME Term SOFR 1 Month + 2.45%), 6.77%, 08/15/2039 (e) (aa)	444	443
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.76%, 04/15/2041 (e) (aa)	964	965
Series 2025-ROIC, Class A, (CME Term SOFR 1 Month + 1.14%), 5.46%, 03/15/2030 (e) (aa)	430	428
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/2053	1,910	1,739
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.62%, 02/10/2049	945	929

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
COMM Mortgage Trust,
Series 2015-CR25, Class A3, 3.51%, 08/10/2048	1,502	1,497
Series 2015-LC21, Class A4, 3.71%, 07/10/2048	517	516
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.96%, 08/15/2041 (e) (aa)	300	298
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051	1,260	1,230
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A, (CME Term SOFR 1 Month + 1.41%), 5.73%, 05/15/2026 (e) (aa)	720	688
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	233
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 03/15/2050	669	653
KIND Commercial Mortgage Trust, Series 2024-1, Class A, (CME Term SOFR 1 Month + 1.89%), 6.21%, 08/15/2041 (e) (aa)	310	309
LoanCore Issuer Ltd., (Cayman Islands), Series 2022-CRE7, Class A, (United States 30 Day Average SOFR + 1.55%), 5.90%, 01/17/2037 (e) (aa)	487	485
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 6.47%, 06/19/2037 (e) (aa)	494	494
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 5.51%, 10/16/2036 (e) (aa)	75	75
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A4, 3.75%, 12/15/2047	180	179
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	884
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/2057 (e) (z)	972	939
ROCK Trust,
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	1,040	1,047
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (e)	3,325	3,500
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (CME Term SOFR 1 Month + 1.44%), 5.76%, 03/15/2042 (e) (aa)	540	534
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/2052	50	46
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class A3, 3.43%, 11/15/2048	455	453
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	868	864
Series 2015-SG1, Class A4, 3.79%, 09/15/2048	169	168
Series 2017-C42, Class A3, 3.33%, 12/15/2050	1,500	1,456
Series 2019-C50, Class A5, 3.73%, 05/15/2052	90	86

Total Commercial Mortgage-Backed Securities (Cost $24,184)		24,330

Convertible Bonds — 0.4%
Communications — 0.0% (g)
Media — 0.0% (g)
Cable One, Inc.,
Zero Coupon, 03/15/2026	857	812
1.13%, 03/15/2028	2,025	1,607

Total Communications		2,419

Consumer Cyclical — 0.0% (g)
Home Builders — 0.0% (g)
Meritage Homes Corp., 1.75%, 05/15/2028 (e)	2,804	2,740

Lodging — 0.0% (g)
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)	342	344

Total Consumer Cyclical		3,084

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Consumer Non-cyclical — 0.1%
Commercial Services — 0.1%
Block, Inc., Zero Coupon, 05/01/2026		566	537
Global Payments, Inc., 1.50%, 03/01/2031		4,263	4,016
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	1,200	1,171
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		1,735	1,985
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	657	691

Total Consumer Non-cyclical			8,400

Energy — 0.0% (g)
Energy - Alternate Sources — 0.0% (g)
XPLR Infrastructure LP, 2.50%, 06/15/2026 (e)		2,805	2,674

Oil & Gas — 0.0% (g)
Northern Oil & Gas, Inc., 3.63%, 04/15/2029 (e)		1,520	1,602

Total Energy			4,276

Financial — 0.1%
Banks — 0.1%
Barclays Bank plc, (United Kingdom), 1.00%, 02/16/2029		3,891	3,835

REITS — 0.0% (g)
Digital Realty Trust LP, 1.88%, 11/15/2029 (e)		800	792
Pebblebrook Hotel Trust, 1.75%, 12/15/2026		144	135

			927

Total Financial			4,762

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain),
Reg. S, 0.75%, 11/20/2031	EUR	100	95
Reg. S, 2.13%, 08/11/2030	EUR	200	228

Total Industrial			323

Technology — 0.1%
Semiconductors — 0.1%
MKS Instruments, Inc., 1.25%, 06/01/2030 (e)		5,915	5,321

Utilities — 0.1%
Electric — 0.1%
FirstEnergy Corp., 4.00%, 05/01/2026		6,316	6,398
Southern Co. (The), 4.50%, 06/15/2027 (e)		1,973	2,172

Total Utilities			8,570

Total Convertible Bonds (Cost $38,235)			37,155

Corporate Bonds — 78.1%
Basic Materials — 3.8%
Chemicals — 1.9%
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,000	859
6.88%, 05/15/2043		2,425	2,514
ASK Chemicals Deutschland Holding GmbH, (Germany), Reg. S, 10.00%, 11/15/2029	EUR	650	708
Avient Corp., 6.25%, 11/01/2031 (e)		2,617	2,594
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		1,717	1,772
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,650
Celanese US Holdings LLC,
5.00%, 04/15/2031	EUR	9,245	9,908
6.42%, 07/15/2027		865	878

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
6.50%, 04/15/2030		1,684	1,672
6.58%, 07/15/2029		700	721
6.60%, 11/15/2028		1,050	1,081
6.75%, 04/15/2033		1,655	1,606
6.80%, 11/15/2030		1,550	1,605
Chemours Co. (The),
4.63%, 11/15/2029 (e)		412	352
5.38%, 05/15/2027		3,211	3,123
5.75%, 11/15/2028 (e)		3,189	2,941
8.00%, 01/15/2033 (e)		3,411	3,183
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 4.75%, 05/15/2030 (e)		96	96
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		11,531	10,856
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	700	757
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,503	1,352
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	700	602
ICL Group Ltd., (Israel), Reg. S, 6.38%, 05/31/2038 (e)		4,000	4,039
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		3,608	3,589
INEOS Finance plc, (United Kingdom),
5.63%, 08/15/2030 (e)	EUR	6,056	6,535
Reg. S, 6.38%, 04/15/2029	EUR	2,100	2,324
INEOS Quattro Finance 2 Plc, (United Kingdom),
Reg. S, 6.75%, 04/15/2030	EUR	850	918
6.75%, 04/15/2030 (e)	EUR	5,220	5,634
Reg. S, 8.50%, 03/15/2029	EUR	200	227
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		837	822
Italmatch Chemicals SpA, (Italy), Reg. S, 10.00%, 02/06/2028	EUR	2,050	2,316
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,662	1,492
Kraton Corp., 5.00%, 07/15/2027 (e)		237	239
Kronos International, Inc., Reg. S, 9.50%, 03/15/2029	EUR	297	347
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	7,573	6,101
Mativ Holdings, Inc., 8.00%, 10/01/2029 (e)		2,220	1,914
Methanex US Operations, Inc., 6.25%, 03/15/2032 (e)		2,957	2,880
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		3,800	3,368
Reg. S, 4.50%, 10/22/2025		200	199
Reg. S, 5.13%, 06/23/2051		4,900	3,755
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e)		1,836	1,697
Reg. S, 5.38%, 10/01/2029	EUR	200	198
6.25%, 10/01/2029 (e)		3,925	3,446
7.13%, 10/01/2027 (e)		719	718
7.25%, 06/15/2031 (e)		9,789	9,610
Reg. S, 9.63%, 11/15/2028	EUR	1,998	2,250
9.75%, 11/15/2028 (e)		16,105	16,682
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	241
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		3,700	3,718
SCIL IV LLC / SCIL USA Holdings LLC,
Reg. S, (EURIBOR 3 Month + 4.38%), 6.98%, 11/01/2026 (aa)	EUR	100	107
Reg. S, 9.50%, 07/15/2028	EUR	201	228

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		7,250	6,798
SNF Group SACA, (France), 3.38%, 03/15/2030 (e)		1,799	1,589
Synthomer plc, (United Kingdom), Reg. S, 7.38%, 05/02/2029	EUR	251	273
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,640	1,403
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		858	830
5.63%, 08/15/2029 (e)		14,667	12,613
7.38%, 03/01/2031 (e)		2,182	2,180

			162,110

Forest Products & Paper — 0.1%
Ahlstrom Holding 3 Oy, (Finland), 4.88%, 02/04/2028 (e)		700	659
Fedrigoni SpA, (Italy),
Reg. S, 6.13%, 06/15/2031	EUR	1,710	1,804
Reg. S, (EURIBOR 3 Month + 4.00%), 6.36%, 01/15/2030 (aa)	EUR	100	108
Magnera Corp., 7.25%, 11/15/2031 (e)		3,446	3,352
WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 5.63%, 01/15/2031	EUR	2,000	2,214

			8,137

Iron/Steel — 0.3%
ATI, Inc.,
4.88%, 10/01/2029		816	774
5.13%, 10/01/2031		2,067	1,928
7.25%, 08/15/2030		4,033	4,154
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		6,340	6,334
Carpenter Technology Corp., 7.63%, 03/15/2030		918	946
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030 (e)		2,550	2,468
6.88%, 11/01/2029 (e)		2,030	1,991
7.00%, 03/15/2032 (e)		710	682
7.38%, 05/01/2033 (e)		1,370	1,315
7.50%, 09/15/2031 (e)		2,606	2,544
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028		2,000	1,910
Mineral Resources Ltd., (Australia),
8.13%, 05/01/2027 (e)		490	485
9.25%, 10/01/2028 (e)		2,280	2,277
Vale Overseas Ltd., (Cayman Islands), 6.40%, 06/28/2054		862	852

			28,660

Mining — 1.5%
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)		943	943
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030		4,900	4,226
Aris Mining Corp., (Canada), 8.00%, 10/31/2029 (e)		775	787
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)		1,499	1,529
11.50%, 10/01/2031 (e)		14,951	16,258
Capstone Copper Corp., (Canada), 6.75%, 03/31/2033 (e)		840	836
Constellium SE, (France),
3.75%, 04/15/2029 (e)		5,190	4,704
Reg. S, 5.38%, 08/15/2032	EUR	208	221
6.38%, 08/15/2032 (e)		6,266	6,119
Corp. Nacional del Cobre de Chile, (Chile),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Reg. S, 4.50%, 08/01/2047		4,300	3,376
Reg. S, 5.95%, 01/08/2034		2,200	2,229
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		3,000	2,945
Eramet SA, (France), Reg. S, 6.50%, 11/30/2029	EUR	500	540
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		1,107	1,075
First Quantum Minerals Ltd., (Canada),
6.88%, 10/15/2027 (e)		1,607	1,606
8.00%, 03/01/2033 (e)		3,270	3,313
8.63%, 06/01/2031 (e)		800	819
9.38%, 03/01/2029 (e)		9,000	9,465
Freeport Indonesia PT, (Indonesia), 4.76%, 04/14/2027 (e)		450	446
Glencore Funding LLC,
4.00%, 04/16/2025 (e)		117	117
4.00%, 03/27/2027 (e)		746	736
4.91%, 04/01/2028 (e) (w)		121	121
5.19%, 04/01/2030 (e) (w)		120	121
5.34%, 04/04/2027 (e)		335	339
5.37%, 04/04/2029 (e)		334	339
6.13%, 10/06/2028 (e)		83	86
Hecla Mining Co., 7.25%, 02/15/2028		2,293	2,313
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		3,468	3,414
6.13%, 04/01/2029 (e)		3,106	3,086
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030		3,300	3,324
Reg. S, 5.80%, 05/15/2050		1,600	1,475
Ivanhoe Mines Ltd., (Canada), 7.88%, 01/23/2030 (e)		1,400	1,411
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		12,065	10,664
4.63%, 03/01/2028 (e)		1,357	1,289
New Gold, Inc., (Canada),
6.88%, 04/01/2032 (e)		3,340	3,372
7.50%, 07/15/2027 (e)		1,000	1,008
Novelis Corp.,
3.25%, 11/15/2026 (e)		4,532	4,382
3.88%, 08/15/2031 (e)		8,023	6,973
4.75%, 01/30/2030 (e)		4,520	4,215
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	2,640	2,714
Novelis, Inc., (Canada), 6.88%, 01/30/2030 (e)		7,069	7,176
Rio Tinto Finance USA plc, (United Kingdom), 4.88%, 03/14/2030		600	605
Taseko Mines Ltd., (Canada), 8.25%, 05/01/2030 (e)		685	699

			121,416

Total Basic Materials			320,323

Communications — 12.3%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		6,757	6,527
7.50%, 06/01/2029 (e)		8,310	6,855
7.75%, 04/15/2028 (e)		1,059	912
7.88%, 04/01/2030 (e)		8,925	8,750
9.00%, 09/15/2028 (e)		12,973	13,318

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Advertising — continued
CMG Media Corp., 8.88%, 06/18/2029 (d) (e)		845	729
Lamar Media Corp., 4.00%, 02/15/2030		113	105
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		6,187	5,362
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		3,434	3,184
4.63%, 03/15/2030 (e)		348	318
5.00%, 08/15/2027 (e)		820	806
7.38%, 02/15/2031 (e)		1,553	1,619
Summer BC Holdco A Sarl, (Luxembourg),
Reg. S, 5.88%, 02/15/2030	EUR	1,000	1,063
5.88%, 02/15/2030 (e)	EUR	10,283	10,937
Reg. S, 9.25%, 10/31/2027	EUR	1,442	1,567

			62,052

Internet — 1.1%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 05/01/2028 (e)		3,000	2,754
9.00%, 08/01/2029 (e)		1,307	1,272
ANGI Group LLC, 3.88%, 08/15/2028 (e)		835	757
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		6,972	6,619
5.63%, 09/15/2028 (e)		2,775	2,544
Engineering - Ingegneria Informatica - SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 5.75%), 8.11%, 02/15/2030 (aa)	EUR	100	109
Reg. S, 8.63%, 02/15/2030	EUR	600	668
8.63%, 02/15/2030 (e)	EUR	3,664	4,081
Reg. S, 11.13%, 05/15/2028	EUR	1,267	1,445
Gen Digital, Inc.,
6.25%, 04/01/2033 (e)		1,370	1,359
6.75%, 09/30/2027 (e)		575	582
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,401	1,296
iliad SA, (France),
Reg. S, 2.38%, 06/17/2026	EUR	6,800	7,246
Reg. S, 5.63%, 02/15/2030	EUR	2,200	2,502
ION Trading Technologies Sarl, (Luxembourg),
5.75%, 05/15/2028 (e)		200	186
9.50%, 05/30/2029 (e)		735	729
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		425	366
4.63%, 06/01/2028 (e)		351	337
Netflix, Inc., 4.88%, 04/15/2028		124	126
Ocado Group plc, (United Kingdom), Reg. S, 10.50%, 08/08/2029	GBP	2,447	3,208
Prosus NV, (Netherlands),
3.26%, 01/19/2027 (e)		200	193
Reg. S, 3.26%, 01/19/2027		3,100	3,001
Reg. S, 4.99%, 01/19/2052		3,800	2,949
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.49%), 4.25%, 04/22/2027 (x) (aa)	EUR	5,410	5,499
(CMT Index 5 Year + 4.25%), 8.13%, 12/15/2029 (e) (x) (aa)		849	839
9.75%, 04/15/2029 (e)		4,505	4,889
11.25%, 02/15/2027 (e)		2,506	2,715
Snap, Inc., 6.88%, 03/01/2033 (e)		8,288	8,268

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		1,207	1,184
6.25%, 01/15/2028 (e)		411	413
7.50%, 09/15/2027 (e)		701	710
United Group BV, (Netherlands),
Reg. S, 4.00%, 11/15/2027	EUR	1,119	1,203
Reg. S, 4.63%, 08/15/2028	EUR	7,000	7,438
Reg. S, 5.25%, 02/01/2030	EUR	10,588	11,191
Reg. S, 6.50%, 10/31/2031	EUR	4,759	5,177
Reg. S, 6.75%, 02/15/2031	EUR	300	329

			94,184

Media — 3.6%
Cable One, Inc., 4.00%, 11/15/2030 (e)		506	401
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		10,317	9,144
4.25%, 01/15/2034 (e)		16,383	13,496
4.50%, 08/15/2030 (e)		528	480
4.50%, 05/01/2032		5,822	5,060
4.50%, 06/01/2033 (e)		182	155
4.75%, 03/01/2030 (e)		4,218	3,910
4.75%, 02/01/2032 (e)		1,169	1,038
5.00%, 02/01/2028 (e)		5,631	5,460
5.13%, 05/01/2027 (e)		3,785	3,727
5.38%, 06/01/2029 (e)		450	435
6.38%, 09/01/2029 (e)		8,099	8,072
7.38%, 03/01/2031 (e)		9,764	9,913
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.91%, 07/23/2025		58	58
6.15%, 11/10/2026		143	146
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		4,399	3,140
4.13%, 12/01/2030 (e)		7,219	5,227
4.50%, 11/15/2031 (e)		1,200	870
4.63%, 12/01/2030 (e)		7,510	3,656
5.00%, 11/15/2031 (e)		1,700	803
5.38%, 02/01/2028 (e)		3,825	3,261
5.50%, 04/15/2027 (e)		9,032	8,367
5.75%, 01/15/2030 (e)		2,000	1,050
6.50%, 02/01/2029 (e)		1,700	1,407
7.50%, 04/01/2028 (e)		500	354
11.25%, 05/15/2028 (e)		238	230
11.75%, 01/31/2029 (e)		13,937	13,518
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		10,138	9,821
Discovery Communications LLC, 3.95%, 03/20/2028		455	437
DISH DBS Corp.,
5.13%, 06/01/2029		500	326
5.25%, 12/01/2026 (e)		5,733	5,257
5.75%, 12/01/2028 (e)		9,217	7,766
7.38%, 07/01/2028		4,323	3,076
7.75%, 07/01/2026		14,665	12,682
DISH Network Corp., 11.75%, 11/15/2027 (e)		19,241	20,277

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
FactSet Research Systems, Inc., 2.90%, 03/01/2027		86	83
GCI LLC, 4.75%, 10/15/2028 (e)		88	81
Gray Media, Inc.,
7.00%, 05/15/2027 (e)		1,469	1,440
10.50%, 07/15/2029 (e)		5,443	5,639
iHeartCommunications, Inc., 7.75%, 08/15/2030 (e)		825	611
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		5,127	4,291
Midcontinent Communications, 8.00%, 08/15/2032 (e)		4,238	4,310
News Corp., 3.88%, 05/15/2029 (e)		750	707
Nexstar Media, Inc., 5.63%, 07/15/2027 (e)		317	312
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		5,352	4,579
6.50%, 09/15/2028 (e)		6,585	4,379
RCS & RDS SA, (Romania), Reg. S, 3.25%, 02/05/2028	EUR	1,600	1,678
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (d) (e)		8,441	8,331
Sirius XM Radio LLC,
3.13%, 09/01/2026 (e)		2,353	2,279
4.00%, 07/15/2028 (e)		371	346
5.00%, 08/01/2027 (e)		6,587	6,434
Summer BidCo BV, (Netherlands), Reg. S, 10.00% (cash), 02/15/2029 (v)	EUR	6,954	7,707
Sunrise FinCo. I BV, (Netherlands), 4.88%, 07/15/2031 (e)		3,245	2,941
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (v)	EUR	11,177	9,897
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		2,200	2,134
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		2,125	1,875
6.63%, 06/01/2027 (e)		10,804	10,709
8.00%, 08/15/2028 (e)		9,557	9,588
8.50%, 07/31/2031 (e)		4,924	4,785
Virgin Media Finance plc, (United Kingdom), Reg. S, 3.75%, 07/15/2030	EUR	2,307	2,238
Virgin Media O2 Vendor Financing Notes V DAC, (Ireland), Reg. S, 7.88%, 03/15/2032	GBP	970	1,220
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.13%, 08/15/2030	GBP	100	110
Reg. S, 4.25%, 01/15/2030	GBP	1,092	1,227
4.50%, 08/15/2030 (e)		1,377	1,210
5.50%, 05/15/2029 (e)		2,050	1,942
Virgin Media Vendor Financing Notes III DAC, (Ireland),
4.88%, 07/15/2028 (e)	GBP	700	835
Reg. S, 4.88%, 07/15/2028	GBP	10,560	12,643
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,415	2,282
VZ Secured Financing BV, (Netherlands), 5.00%, 01/15/2032 (e)		3,050	2,651
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	3,825	3,695
Ziggo Bond Co. BV, (Netherlands),
5.13%, 02/28/2030 (e)		1,072	934
6.13%, 11/15/2032 (e)	EUR	3,472	3,554
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	7,570	7,430
4.88%, 01/15/2030 (e)		152	139

			300,266

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — 6.9%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	14,256	11,638
Reg. S, 4.25%, 08/15/2029	EUR	16,714	13,440
5.00%, 01/15/2028 (e)		3,847	2,891
5.75%, 08/15/2029 (e)		11,704	8,519
9.63%, 07/15/2027 (e)		6,275	5,318
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	3,131	1,267
Altice France Holding SA, (Luxembourg),
Reg. S, 4.00%, 02/15/2028	EUR	5,125	1,657
Reg. S, 8.00%, 05/15/2027	EUR	4,500	1,457
Altice France SA, (France),
Reg. S, 3.38%, 01/15/2028	EUR	1,239	1,067
Reg. S, 4.13%, 01/15/2029	EUR	1,000	863
Reg. S, 4.25%, 10/15/2029	EUR	16,755	14,471
5.13%, 01/15/2029 (e)		1,498	1,177
5.13%, 07/15/2029 (e)		6,100	4,778
5.50%, 01/15/2028 (e)		155	124
5.50%, 10/15/2029 (e)		6,405	5,075
Reg. S, 5.88%, 02/01/2027	EUR	3,500	3,372
Reg. S, 11.50%, 02/01/2027	EUR	6,823	7,110
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		7,400	6,490
CommScope LLC,
4.75%, 09/01/2029 (e)		5,153	4,584
9.50%, 12/15/2031 (e)		5,022	5,163
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 9.00%, 09/15/2029 (e)		5,005	4,560
Digicel Group Holdings Ltd., (Bermuda),
Series 1B14, Zero Coupon, 12/31/2030 (e) (bb) (cc)		95	4
Series 3B14, Zero Coupon, 12/31/2030 (e) (bb) (cc)		64	—	(h)
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl US, (Multinational), 12.00% (Blend (cash 9.00% + PIK 3.00%)), 05/25/2027 (v)		1,034	1,034
Digicel Midco Ltd. / Difl US II LLC, (Saint Lucia), 10.50% (cash), 11/25/2028 (v)		3,173	2,891
EchoStar Corp.,
6.75% (cash), 11/30/2030 (v)		16,794	15,245
10.75%, 11/30/2029		18,572	19,478
eircom Finance DAC, (Ireland), Reg. S, 2.63%, 02/15/2027	EUR	1,800	1,903
Eutelsat SA, (France),
Reg. S, 1.50%, 10/13/2028	EUR	2,400	2,029
Reg. S, 2.25%, 07/13/2027	EUR	200	195
Reg. S, 9.75%, 04/13/2029	EUR	576	611
Fibercop SpA, (Italy),
1.63%, 01/18/2029	EUR	5,600	5,457
Reg. S, 2.38%, 10/12/2027	EUR	13,706	14,212
6.00%, 09/30/2034 (e)		2,520	2,294
Reg. S, 6.88%, 02/15/2028	EUR	800	917
7.20%, 07/18/2036 (e)		3,198	3,086
Reg. S, 7.88%, 07/31/2028	EUR	1,350	1,602
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		13,035	12,862
5.88%, 10/15/2027 (e)		6,691	6,670
5.88%, 11/01/2029		4,415	4,417
6.00%, 01/15/2030 (e)		2,160	2,165

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
6.75%, 05/01/2029 (e)		860	865
8.63%, 03/15/2031 (e)		1,986	2,117
8.75%, 05/15/2030 (e)		16,528	17,400
Global Switch Finance BV, (Netherlands), Reg. S, 1.38%, 10/07/2030	EUR	214	216
Iliad Holding SASU, (France),
5.38%, 04/15/2030 (e)	EUR	17,015	18,482
Reg. S, 6.88%, 04/15/2031	EUR	18,557	21,118
7.00%, 10/15/2028 (e)		2,978	3,012
7.00%, 04/15/2032 (e)		6,685	6,680
8.50%, 04/15/2031 (e)		5,299	5,560
Intelsat Jackson Holdings SA, (Luxembourg), 6.50%, 03/15/2030 (e)		4,209	3,995
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	3,831	4,163
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,720	4,243
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)		1,875	1,392
3.75%, 07/15/2029 (e)		2,525	1,837
3.88%, 10/15/2030 (e)		556	420
4.00%, 04/15/2031 (e)		1,305	983
4.50%, 04/01/2030 (e)		4,416	3,547
4.88%, 06/15/2029 (e)		7,417	6,285
10.00%, 10/15/2032 (e)		725	723
10.50%, 04/15/2029 (e)		11,544	12,698
10.50%, 05/15/2030 (e)		7,197	7,755
10.75%, 12/15/2030 (e)		10,077	11,135
11.00%, 11/15/2029 (e)		17,021	18,978
Lorca Telecom Bondco SA, (Spain),
Reg. S, 4.00%, 09/18/2027	EUR	13,649	14,730
Reg. S, 5.75%, 04/30/2029	EUR	3,830	4,309
Lumen Technologies, Inc.,
4.13%, 04/15/2030 (e)		901	842
10.00%, 10/15/2032 (e)		2,286	2,275
Matterhorn Telecom SA, (Luxembourg),
Reg. S, 3.13%, 09/15/2026	EUR	7,538	8,083
Reg. S, 5.25%, 07/31/2028	CHF	1,750	2,058
Odido Group Holding BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	7,196	7,723
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	7,180	7,537
PLT VII Finance Sarl, (Luxembourg),
6.00%, 06/15/2031 (e)	EUR	5,300	5,882
Reg. S, (EURIBOR 3 Month + 3.50%), 6.00%, 06/15/2031 (aa)	EUR	1,750	1,892
Sable International Finance Ltd., (Cayman Islands), 7.13%, 10/15/2032 (e)		6,940	6,653
SES SA, (Luxembourg), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.59%), 6.00%, 09/12/2054 (aa)	EUR	200	199
SoftBank Group Corp., (Japan),
Reg. S, 3.13%, 09/19/2025	EUR	282	303
Reg. S, 3.38%, 07/06/2029	EUR	7,310	7,510
Reg. S, 3.88%, 07/06/2032	EUR	200	200
Reg. S, 4.00%, 09/19/2029	EUR	600	626
Reg. S, 4.50%, 04/20/2025	EUR	100	108
Reg. S, 5.00%, 04/15/2028	EUR	13,542	14,808

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Reg. S, 5.38%, 01/08/2029	EUR	1,350	1,489
Reg. S, 5.75%, 07/08/2032	EUR	1,604	1,769
Sprint Capital Corp., 6.88%, 11/15/2028		905	965
Sunrise HoldCo IV BV, (Netherlands), Reg. S, 3.63%, 06/15/2029	EUR	5,380	5,672
TDC Net A/S, (Denmark), Reg. S, 6.50%, 06/01/2031	EUR	1,600	1,899
Telecom Italia Capital SA, (Luxembourg), 7.72%, 06/04/2038		704	729
Telecom Italia SpA, (Italy),
Reg. S, 6.88%, 02/15/2028	EUR	628	731
Reg. S, 7.88%, 07/31/2028	EUR	4,290	5,177
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)	EUR	12,500	12,462
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)	EUR	3,000	3,172
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	5,100	5,338
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.12%), 5.75%, 01/15/2032 (x) (aa)	EUR	1,000	1,122
Reg. S, (EUR Swap Rate 7 Year + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	200	229
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	11,000	13,069
Viasat, Inc.,
5.63%, 09/15/2025 (e)		1,700	1,688
7.50%, 05/30/2031 (e)		2,500	1,887
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		1,031	942
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	9,801	9,723
Reg. S, 4.00%, 01/31/2029	GBP	1,775	2,064
4.25%, 01/31/2031 (e)		303	261
Reg. S, 4.50%, 07/15/2031	GBP	11,787	12,976
Reg. S, 5.63%, 04/15/2032	EUR	10,334	11,102
7.75%, 04/15/2032 (e)		3,182	3,187
Vodafone Group plc, (United Kingdom),
(CMT Index 5 Year + 2.77%), 4.13%, 06/04/2081 (aa)		400	355
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	257
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	8,920	12,306
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (e)		16,433	16,724
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		4,804	4,376
6.13%, 03/01/2028 (e)		3,500	2,914
Zegona Finance plc, (United Kingdom),
Reg. S, 6.75%, 07/15/2029	EUR	600	684
8.63%, 07/15/2029 (e)		1,060	1,123

			577,827

Total Communications			1,034,329

Consumer Cyclical — 12.2%
Airlines — 0.3%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		434	424
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,870	1,861
8.50%, 05/15/2029 (e)		1,531	1,554
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		21	21

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Airlines — continued
5.75%, 04/20/2029 (e)		3,179	3,107
AS Mileage Plan IP Ltd., (Cayman Islands), 5.02%, 10/20/2029 (e)		159	156
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		71	71
JetBlue Airways Corp. / JetBlue Loyalty LP, (Multinational), 9.88%, 09/20/2031 (e)		1,908	1,882
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		497	499
OneSky Flight LLC, 8.88%, 12/15/2029 (e)		2,418	2,442
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		210	207
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		307	312
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		3,415	3,363
4.63%, 04/15/2029 (e)		4,552	4,309
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		1,275	1,117
7.88%, 05/01/2027 (e)		3,829	3,760
9.50%, 06/01/2028 (e)		2,365	2,340

			27,425

Apparel — 0.1%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		163	144
4.25%, 03/15/2029 (e)		1,111	1,033
CT Investment GmbH, (Germany), Reg. S, 6.38%, 04/15/2030	EUR	1,250	1,379
Hanesbrands, Inc., 9.00%, 02/15/2031 (e)		100	106
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		1,350	1,239
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		1,279	1,125
PVH Corp., 4.63%, 07/10/2025		135	135
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		6,700	5,667

			10,828

Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		1,685	1,525
Reg. S, 10.38%, 03/31/2029	GBP	325	391
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026		735	709
3.38%, 11/13/2025		1,241	1,226
4.13%, 08/04/2025		200	199
4.27%, 01/09/2027		2,500	2,447
4.69%, 06/09/2025		200	200
5.13%, 06/16/2025		2,677	2,675
5.13%, 11/05/2026		1,374	1,365
5.30%, 09/06/2029		452	438
5.80%, 03/08/2029		267	264
5.85%, 05/17/2027		943	947
6.95%, 06/10/2026		343	348
7.35%, 11/04/2027		325	337
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		701	698
4.35%, 01/17/2027		58	57
5.40%, 05/08/2027		491	496
Hyundai Capital America,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
2.00%, 06/15/2028 (e)		248	227
5.25%, 01/08/2027 (e)		141	142
5.30%, 01/08/2029 (e)		83	84
5.65%, 06/26/2026 (e)		482	487
5.95%, 09/21/2026 (e)		126	128
6.10%, 09/21/2028 (e)		735	761
6.50%, 01/16/2029 (e)		352	369
Jaguar Land Rover Automotive plc, (United Kingdom), 7.75%, 10/15/2025 (e)		813	813
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		1,641	1,686
Nissan Motor Acceptance Co. LLC,
2.00%, 03/09/2026 (e)		138	133
6.95%, 09/15/2026 (e)		462	469
Nissan Motor Co. Ltd., (Japan),
3.52%, 09/17/2025 (e)		701	693
4.81%, 09/17/2030 (e)		3,987	3,778
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		4,760	4,541
RCI Banque SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (aa)	EUR	300	338
Stellantis Finance US, Inc., 5.35%, 03/17/2028 (e)		400	400
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)		200	200
4.95%, 03/25/2027 (e)		200	200
5.40%, 03/20/2026 (e)		311	313
5.70%, 09/12/2026 (e)		222	225
6.00%, 11/16/2026 (e)		200	204
Volkswagen International Finance NV, (Netherlands), Series PNC5, Reg. S, (EUR Swap Rate 5 Year + 4.29%), 7.50%, 09/06/2028 (x) (aa)	EUR	900	1,047
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	68

			31,628

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., (Jersey), 7.00%, 04/15/2028 (e)		2,800	2,804
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,350	1,310
Aptiv Swiss Holdings Ltd., (Jersey), (CMT Index 5 Year + 3.39%), 6.88%, 12/15/2054 (aa)		5,372	5,259
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	6,262	6,760
6.75%, 05/15/2028 (e)		4,805	4,867
6.75%, 02/15/2030 (e)		6,330	6,390
8.50%, 05/15/2027 (e)		12,239	12,270
Dana Financing Luxembourg Sarl, (Luxembourg),
5.75%, 04/15/2025 (e)		74	74
Reg. S, 8.50%, 07/15/2031	EUR	2,815	3,278
Dana, Inc.,
4.25%, 09/01/2030		1,625	1,498
4.50%, 02/15/2032		1,311	1,193
5.38%, 11/15/2027		275	271
5.63%, 06/15/2028		700	690
Forvia SE, (France),
Reg. S, 2.75%, 02/15/2027	EUR	12,033	12,591
Reg. S, 5.50%, 06/15/2031	EUR	6,211	6,483
Reg. S, 5.63%, 06/15/2030	EUR	375	396
Reg. S, 7.25%, 06/15/2026	EUR	463	511

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		2,924	2,890
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	628
5.25%, 04/30/2031		123	111
5.63%, 04/30/2033		406	361
Grupo Antolin-Irausa SA, (Spain), Reg. S, 10.38%, 01/30/2030	EUR	600	482
IHO Verwaltungs GmbH, (Germany),
Reg. S, 6.75% (cash), 11/15/2029 (v)	EUR	800	885
Reg. S, 7.00% (cash), 11/15/2031 (v)	EUR	3,568	3,954
Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	5,286	5,966
LG Energy Solution Ltd., (South Korea),
5.38%, 07/02/2029 (e)		2,400	2,416
Reg. S, 5.38%, 07/02/2029		400	403
Mahle GmbH, (Germany), Reg. S, 2.38%, 05/14/2028	EUR	1,000	970
Phinia, Inc.,
6.63%, 10/15/2032 (e)		915	896
6.75%, 04/15/2029 (e)		515	522
Schaeffler AG, (Germany), Reg. S, 4.50%, 03/28/2030	EUR	5,100	5,383
Tenneco, Inc., 8.00%, 11/17/2028 (e)		11,842	11,294
Titan International, Inc., 7.00%, 04/30/2028		2,850	2,819
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.00%, 02/23/2026	EUR	9,500	10,039
Reg. S, 3.00%, 10/23/2029	EUR	1,300	1,238
ZF Finance GmbH, (Germany),
Reg. S, 2.75%, 05/25/2027	EUR	2,000	2,057
Reg. S, 5.75%, 08/03/2026	EUR	100	110
ZF North America Capital, Inc.,
4.75%, 04/29/2025 (e)		1,554	1,549
6.88%, 04/14/2028 (e)		450	442

			122,060

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	41
Azelis Finance NV, (Belgium),
Reg. S, 4.75%, 09/25/2029	EUR	900	989
4.75%, 09/25/2029 (e)	EUR	5,630	6,185
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	181
Gates Corp., 6.88%, 07/01/2029 (e)		1,545	1,572
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		6,070	6,051
RB Global Holdings, Inc., 6.75%, 03/15/2028 (e)		275	281
Resideo Funding, Inc.,
4.00%, 09/01/2029 (e)		218	198
6.50%, 07/15/2032 (e)		4,253	4,246
Telecommunications co Telekom Srbija AD Belgrade, (Serbia), Reg. S, 7.00%, 10/28/2029		1,300	1,296
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		460	472
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		2,050	2,115

			23,627

Entertainment — 2.2%
888 Acquisitions Ltd., (Gibraltar),
Reg. S, 7.56%, 07/15/2027	EUR	5,075	5,453
Reg. S, 10.75%, 05/15/2030	GBP	1,600	2,088
Allwyn Entertainment Financing UK plc, (United Kingdom),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Reg. S, 7.25%, 04/30/2030	EUR	1,350	1,534
7.88%, 04/30/2029 (e)		666	687
Banijay Entertainment SAS, (France),
Reg. S, 7.00%, 05/01/2029	EUR	6,818	7,697
8.13%, 05/01/2029 (e)		410	421
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,066	1,947
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		7,095	6,521
6.00%, 10/15/2032 (e)		1,988	1,856
6.50%, 02/15/2032 (e)		6,259	6,236
7.00%, 02/15/2030 (e)		15,527	15,752
8.13%, 07/01/2027 (e)		370	372
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,995	1,997
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		3,494	3,393
5.75%, 04/01/2030 (e)		7,243	7,085
6.75%, 05/01/2031 (e)		5,342	5,383
Cinemark USA, Inc., 7.00%, 08/01/2032 (e)		1,402	1,415
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 6.50%, 03/15/2029	EUR	5,511	6,187
Reg. S, (EURIBOR 3 Month + 4.50%), 7.11%, 07/31/2028 (aa)	EUR	400	438
Reg. S, 7.88%, 07/31/2028	EUR	1,700	1,923
Reg. S, 10.38%, 11/30/2027	EUR	990	1,128
CPUK Finance Ltd., (Jersey), Reg. S, 7.88%, 08/28/2029	GBP	100	131
Flutter Treasury DAC, (Ireland), 6.38%, 04/29/2029 (e)		799	814
Great Canadian Gaming Corp., (Canada), 8.75%, 11/15/2029 (e)		3,027	3,045
IGT Lottery Holdings BV, (Netherlands), Reg. S, 4.25%, 03/15/2030	EUR	525	570
Inter Media and Communication SpA, (Italy), Reg. S, 6.75%, 02/09/2027	EUR	2,848	3,118
International Game Technology plc, (United Kingdom), 5.25%, 01/15/2029 (e)		655	640
Jacobs Entertainment, Inc.,
6.75%, 02/15/2029 (e)		4,350	4,178
Light & Wonder International, Inc., 7.50%, 09/01/2031 (e)		1,246	1,276
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029 (e)		2,507	2,324
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (e)		2,380	2,319
Loarre Investments Sarl, (Luxembourg), Reg. S, 6.50%, 05/15/2029	EUR	3,400	3,770
Lottomatica SpA, (Italy),
5.38%, 06/01/2030 (e)	EUR	12,313	13,672
Reg. S, 7.13%, 06/01/2028	EUR	9,190	10,328
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		3,805	3,595
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		3,799	3,566
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030 (e) (w)		1,618	1,587
Motion Finco Sarl, (Luxembourg), Reg. S, 7.38%, 06/15/2030	EUR	500	534
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		2,331	2,437
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		2,379	2,113
5.63%, 01/15/2027 (e)		2,359	2,326
Pinewood Finco plc, (United Kingdom),
Reg. S, 3.63%, 11/15/2027	GBP	400	488
Reg. S, 6.00%, 03/27/2030	GBP	4,932	6,281

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		1,409	1,036
5.88%, 09/01/2031 (e)		2,911	1,928
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (e)		4,102	4,033
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		5,923	5,583
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		2,203	2,211
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co., 6.63%, 05/01/2032 (e)		638	643
Vail Resorts, Inc., 6.50%, 05/15/2032 (e)		2,572	2,599
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027		1,668	1,626
4.05%, 03/15/2029		275	259
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		5,626	5,396
6.25%, 03/15/2033 (e)		7,078	6,891
7.13%, 02/15/2031 (e)		4,777	4,938

			185,768

Food Service — 0.0% (g)
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	693	749
Aramark Services, Inc., 5.00%, 02/01/2028 (e)		1,062	1,041
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	100	108

			1,898

Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		2,058	1,861
4.63%, 04/01/2030 (e)		2,150	1,940
6.63%, 01/15/2028 (e)		1,575	1,561
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		6,352	6,224
7.25%, 10/15/2029		5,302	5,213
7.50%, 03/15/2031 (e)		1,451	1,406
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		7,373	6,441
5.00%, 06/15/2029 (e)		4,211	3,796
6.25%, 09/15/2027 (e)		2,325	2,294
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (e)		517	534
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)		1,856	1,877
Forestar Group, Inc.,
5.00%, 03/01/2028 (e)		3,150	3,079
6.50%, 03/15/2033 (e)		2,305	2,257
K Hovnanian Enterprises, Inc., 11.75%, 09/30/2029 (e)		5,612	6,018
KB Home,
4.00%, 06/15/2031		1,450	1,302
4.80%, 11/15/2029		1,950	1,858
6.88%, 06/15/2027		698	710
Landsea Homes Corp., 8.88%, 04/01/2029 (e)		2,645	2,520
LGI Homes, Inc.,
7.00%, 11/15/2032 (e)		1,553	1,469
8.75%, 12/15/2028 (e)		585	609
M/I Homes, Inc.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — continued
3.95%, 02/15/2030		1,400	1,278
4.95%, 02/01/2028		1,568	1,518
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		4,842	4,457
5.25%, 12/15/2027 (e)		6,109	5,927
Meritage Homes Corp., 3.88%, 04/15/2029 (e)		287	273
Miller Homes Group Finco plc, (United Kingdom), Reg. S, 7.00%, 05/15/2029	GBP	9,423	11,716
New Home Co., Inc. (The), 9.25%, 10/01/2029 (e)		2,886	2,960
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		3,400	3,273
4.75%, 04/01/2029		3,025	2,869
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)		2,535	2,602
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		1,600	1,537
5.75%, 01/15/2028 (e)		1,900	1,896
5.88%, 06/15/2027 (e)		3,595	3,588
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		450	444
5.70%, 06/15/2028		2,776	2,760

			100,067

Home Furnishings — 0.0% (g)
Leggett & Platt, Inc., 3.50%, 11/15/2027		63	61
Somnigroup International, Inc.,
3.88%, 10/15/2031 (e)		135	119
4.00%, 04/15/2029 (e)		1,541	1,431

			1,611

Housewares — 0.2%
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029 (e)		1,582	1,443
Newell Brands, Inc.,
6.38%, 05/15/2030		935	909
6.63%, 05/15/2032		1,670	1,623
7.00%, 04/01/2046		1,575	1,373
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		4,391	3,856
4.38%, 02/01/2032		3,243	2,848
4.50%, 10/15/2029		157	146
SWF Holdings I Corp., 6.50%, 10/01/2029 (d) (e)		7,600	3,422

			15,620

Leisure Time — 1.9%
Amer Sports Co., 6.75%, 02/16/2031 (e)		2,705	2,768
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		8,085	7,731
5.75%, 03/01/2027 (e)		9,199	9,210
5.75%, 03/15/2030 (e)		1,650	1,638
6.00%, 05/01/2029 (e)		5,562	5,518
6.13%, 02/15/2033 (e)		8,306	8,201
Deuce Finco Plc, (United Kingdom), Reg. S, 5.50%, 06/15/2027	GBP	2,013	2,551
Life Time, Inc., 6.00%, 11/15/2031 (e)		1,475	1,462
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (e)		2,852	2,908
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		2,122	2,110

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — continued
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		2,816	2,144
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		955	953
5.88%, 02/15/2027 (e)		2,800	2,796
6.25%, 03/01/2030 (e)		3,574	3,508
6.75%, 02/01/2032 (e)		4,496	4,451
7.75%, 02/15/2029 (e)		3,062	3,190
8.13%, 01/15/2029 (e)		150	158
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		3,883	3,871
Pinnacle Bidco plc, (United Kingdom),
Reg. S, 8.25%, 10/11/2028	EUR	14,313	16,221
Reg. S, 10.00%, 10/11/2028	GBP	7,820	10,676
Royal Caribbean Cruises Ltd., (Liberia),
5.50%, 04/01/2028 (e)		5,125	5,104
5.63%, 09/30/2031 (e)		10,051	9,866
6.00%, 02/01/2033 (e)		7,067	7,058
Sabre GLBL, Inc.,
8.63%, 06/01/2027 (e)		4,017	3,975
10.75%, 11/15/2029 (e)		4,564	4,594
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	5,992	6,690
TUI Cruises GmbH, (Germany),
5.00%, 05/15/2030 (e)	EUR	7,412	8,054
Reg. S, 6.25%, 04/15/2029	EUR	4,372	4,899
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		1,300	1,294
6.25%, 05/15/2025 (e)		1,347	1,347
7.00%, 02/15/2029 (e)		2,475	2,483
9.13%, 07/15/2031 (e)		6,925	7,397
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		3,997	3,928
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		2,890	2,818

			161,572

Lodging — 1.4%
AccorInvest Group SA, (Luxembourg),
5.50%, 11/15/2031 (e)	EUR	8,433	9,009
Reg. S, 6.38%, 10/15/2029	EUR	1,700	1,891
6.38%, 10/15/2029 (e)	EUR	7,540	8,386
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)		3,600	3,320
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	1,800	1,863
Reg. S, 5.00%, 05/18/2026		1,600	1,548
Reg. S, 5.05%, 01/27/2027		4,400	4,178
Reg. S, 5.95%, 10/19/2025		700	697
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		3,702	3,245
4.88%, 01/15/2030		949	918
5.88%, 04/01/2029 (e)		1,200	1,204
5.88%, 03/15/2033 (e)		2,587	2,561
6.13%, 04/01/2032 (e)		1,176	1,180
Hyatt Hotels Corp.,
5.05%, 03/30/2028		200	201
5.25%, 06/30/2029		154	155

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — continued
Las Vegas Sands Corp.,
2.90%, 06/25/2025		677	673
3.50%, 08/18/2026		435	426
5.90%, 06/01/2027		100	102
Melco Resorts Finance Ltd., (Cayman Islands),
Reg. S, 4.88%, 06/06/2025		623	620
5.38%, 12/04/2029 (e)		5,557	5,097
5.63%, 07/17/2027 (e)		200	196
5.75%, 07/21/2028 (e)		1,200	1,152
7.63%, 04/17/2032 (e)		1,952	1,942
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)		1,186	1,162
7.13%, 06/26/2031 (e)		714	729
MGM Resorts International,
4.63%, 09/01/2026		275	271
4.75%, 10/15/2028		4,726	4,551
5.50%, 04/15/2027		4,600	4,562
6.13%, 09/15/2029		3,477	3,441
6.50%, 04/15/2032		3,530	3,459
Motel One GmbH, (Germany), Reg. S, 7.75%, 04/02/2031	EUR	6,402	7,397
Sands China Ltd., (Cayman Islands), 5.13%, 08/08/2025		201	201
Sani/Ikos Financial Holdings 1 Sarl, (Luxembourg), 7.25%, 07/31/2030 (e)	EUR	4,690	5,217
Station Casinos LLC,
4.50%, 02/15/2028 (e)		1,169	1,119
4.63%, 12/01/2031 (e)		4,021	3,613
6.63%, 03/15/2032 (e)		1,400	1,388
Wynn Macau Ltd., (Cayman Islands),
5.13%, 12/15/2029 (e)		3,137	2,899
5.50%, 10/01/2027 (e)		1,830	1,787
5.63%, 08/26/2028 (e)		12,932	12,442

			104,802

Retail — 2.8%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		2,025	1,871
3.88%, 01/15/2028 (e)		1,115	1,066
4.00%, 10/15/2030 (e)		8,257	7,470
4.38%, 01/15/2028 (e)		1,157	1,112
5.63%, 09/15/2029 (e)		2,030	2,009
Afflelou SAS, (France), Reg. S, 6.00%, 07/25/2029	EUR	654	730
Agrifarma SpA, (Italy), Reg. S, 4.50%, 10/31/2028	EUR	2,455	2,635
Arko Corp., 5.13%, 11/15/2029 (e)		2,625	2,126
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		270	244
B&M European Value Retail SA, (Luxembourg), Reg. S, 6.50%, 11/27/2031	GBP	666	839
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		2,115	1,990
Bertrand Franchise Finance SAS, (France),
Reg. S, (EURIBOR 3 Month + 3.75%), 6.49%, 07/18/2030 (aa)	EUR	1,300	1,409
6.50%, 07/18/2030 (e)	EUR	6,223	6,896
Brinker International, Inc., 8.25%, 07/15/2030 (e)		2,575	2,707

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Bubbles Bidco SpA, (Italy),
Reg. S, 6.50%, 09/30/2031	EUR	138	149
6.50%, 09/30/2031 (e)	EUR	11,705	12,657
Reg. S, (EURIBOR 3 Month + 4.25%), 6.61%, 09/30/2031 (aa)	EUR	201	217
Carvana Co.,
9.00% (cash), 12/01/2028 (e) (v)		1,601	1,646
9.00% (cash), 06/01/2030 (e) (v)		16,876	17,865
9.00% (cash), 06/01/2031 (e) (v)		18,157	20,175
CD&R Firefly Bidco plc, (United Kingdom), Reg. S, 8.63%, 04/30/2029	GBP	6,401	8,434
CEC Entertainment LLC, 6.75%, 05/01/2026 (e)		758	748
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		2,294	2,365
Dufry One BV, (Netherlands), Reg. S, 3.38%, 04/15/2028	EUR	3,020	3,219
Duomo Bidco SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.13%), 6.91%, 07/15/2031 (aa)	EUR	235	256
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		4,931	5,460
Eroski S Coop, (Spain), Reg. S, 10.63%, 04/30/2029	EUR	10,574	12,371
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		6,405	5,896
6.75%, 01/15/2030 (e)		8,925	7,711
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,268	1,851
Fressnapf Holding SE, (Germany), Reg. S, 5.25%, 10/31/2031	EUR	9,139	9,870
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		1,475	1,331
3.88%, 10/01/2031 (e)		2,980	2,570
Global Auto Holdings Ltd. / AAG FH UK Ltd., (United Kingdom), 11.50%, 08/15/2029 (e)		1,353	1,322
Goldstory SAS, (France),
Reg. S, (EURIBOR 3 Month + 4.00%), 6.61%, 02/01/2030 (aa)	EUR	300	326
Reg. S, 6.75%, 02/01/2030	EUR	1,719	1,915
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (e)		1,400	1,399
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		2,293	2,146
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		3,325	2,832
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		3,650	3,425
8.25%, 08/01/2031 (e)		4,667	4,844
Lithia Motors, Inc.,
3.88%, 06/01/2029 (e)		1,550	1,419
4.38%, 01/15/2031 (e)		100	91
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		3,275	2,570
6.75%, 08/01/2029 (e)		1,625	1,263
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		525	493
6.38%, 11/01/2032 (e)		1,760	1,705
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/2029 (e)		1,750	1,600
PEU Fin plc, (United Kingdom), Reg. S, 7.25%, 07/01/2028	EUR	11,786	13,149
Punch Finance plc, (United Kingdom), Reg. S, 6.13%, 06/30/2026	GBP	1,800	2,311
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032		5,044	5,053
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/2025 (e)		627	625
Staples, Inc., 10.75%, 09/01/2029 (e)		2,327	2,097
Stonegate Pub Co. Financing 2019 plc, (United Kingdom),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Reg. S, (EURIBOR 3 Month + 6.63%), 9.18%, 07/31/2029 (aa)	EUR	1,160	1,284
Reg. S, 10.75%, 07/31/2029	GBP	1,319	1,759
10.75%, 07/31/2029 (e)	GBP	3,500	4,668
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		2,275	2,051
5.88%, 03/01/2027		2,825	2,812
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		2,696	2,488
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044		912	823
8.13%, 08/15/2029		1,388	1,417
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		19,409	18,622
Yum! Brands, Inc., 4.75%, 01/15/2030 (e)		752	726

			235,136

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		857	814
Mattel, Inc.,
3.38%, 04/01/2026 (e)		110	108
5.88%, 12/15/2027 (e)		1,521	1,525

			2,447

Total Consumer Cyclical			1,024,489

Consumer Non-cyclical — 12.9%
Agriculture — 0.1%
Altria Group, Inc., 4.88%, 02/04/2028		162	163
BAT Capital Corp.,
2.26%, 03/25/2028		156	146
3.56%, 08/15/2027		503	491
BAT International Finance plc, (United Kingdom), 5.93%, 02/02/2029		101	105
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		3,178	3,153
Imperial Brands Finance plc, (United Kingdom),
5.50%, 02/01/2030 (e)		1,271	1,299
6.13%, 07/27/2027 (e)		739	761
Reynolds American, Inc., 4.45%, 06/12/2025		124	124
Roquette Freres SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.25%), 5.49%, 11/25/2029 (x) (aa)	EUR	1,200	1,293
Tereos Finance Groupe I SA, (France),
Reg. S, 5.75%, 04/30/2031	EUR	185	201
Reg. S, 5.88%, 04/30/2030	EUR	800	885
Reg. S, 7.25%, 04/15/2028	EUR	275	307
Viterra Finance BV, (Netherlands),
2.00%, 04/21/2026 (e)		1,000	970
4.90%, 04/21/2027 (e)		600	599

			10,497

Beverages — 0.0% (g)
Bacardi-Martini BV, (Netherlands), 5.55%, 02/01/2030 (e)		482	490
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, (British Virgin Islands), 5.25%, 04/27/2029 (e)		550	529

			1,019

Biotechnology — 0.2%
Amgen, Inc., 5.51%, 03/02/2026		444	444
Cidron Aida Finco Sarl, (Luxembourg),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)
(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Biotechnology — continued
Reg. S, 5.00%, 04/01/2028	EUR	10,398	11,315
Reg. S, 6.25%, 04/01/2028	GBP	3,748	4,866
Illumina, Inc., 5.75%, 12/13/2027		108	110
Royalty Pharma plc, (United Kingdom), 5.15%, 09/02/2029		54	54

			16,789

Commercial Services — 5.1%
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		218	205
4.88%, 07/15/2032 (e)		1,731	1,616
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		1,550	1,526
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.25%, 10/15/2026	EUR	10,580	11,463
6.13%, 10/15/2026 (e)		438	438
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		24,098	24,405
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		15,104	13,881
9.75%, 07/15/2027 (e)		7,725	7,766
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
4.63%, 06/01/2028 (e)		16,724	15,802
Reg. S, 4.88%, 06/01/2028	GBP	500	607
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		1,579	1,378
Amber Finco plc, (United Kingdom),
Reg. S, 6.63%, 07/15/2029	EUR	2,228	2,504
6.63%, 07/15/2029 (e)	EUR	7,565	8,502
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		3,075	2,771
4.63%, 10/01/2027 (e)		3,152	3,029
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,730	1,601
4.75%, 10/15/2029 (e)		2,150	2,002
Arena Luxembourg Finance Sarl, (Luxembourg), Reg. S, 1.88%, 02/01/2028	EUR	100	103
Ashtead Capital, Inc., 4.38%, 08/15/2027 (e)		488	483
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		4,725	4,316
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	2,936	3,107
Reg. S, 7.25%, 07/31/2030	EUR	8,005	8,460
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	3,853	4,031
Reg. S, 6.13%, 11/30/2028	GBP	1,200	1,472
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	6,098	6,025
Belron UK Finance plc, (United Kingdom),
4.63%, 10/15/2029 (e)	EUR	11,525	12,555
5.75%, 10/15/2029 (e)		5,715	5,644
Block, Inc.,
2.75%, 06/01/2026		2,482	2,407
3.50%, 06/01/2031		1,060	932
6.50%, 05/15/2032 (e)		15,155	15,308
Boels Topholding BV, (Netherlands), Reg. S, 5.75%, 05/15/2030	EUR	13,640	15,083
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)		9,901	10,303

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, (Multinational), Reg. S, 8.50%, 01/15/2031	GBP	2,100	2,884
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		477	468
6.50%, 06/15/2029 (e)		1,027	1,040
6.75%, 06/15/2032 (e)		4,820	4,885
Dcli Bidco LLC, 7.75%, 11/15/2029 (e)		1,700	1,749
Deluxe Corp., 8.13%, 09/15/2029 (e)		1,083	1,089
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,000	856
EquipmentShare.com, Inc., 8.00%, 03/15/2033 (e)		1,428	1,436
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		1,225	1,193
6.00%, 06/01/2029 (e)		587	549
7.75%, 02/15/2028 (e)		4,625	4,741
8.25%, 08/01/2032 (e)		5,759	5,606
8.38%, 11/15/2032 (e)		12,350	12,139
Global Payments, Inc., 4.45%, 06/01/2028		110	109
GXO Logistics, Inc., 6.25%, 05/06/2029		1,177	1,213
Herc Holdings, Inc.,
5.50%, 07/15/2027 (e)		500	497
6.63%, 06/15/2029 (e)		3,485	3,501
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		400	278
5.00%, 12/01/2029 (e)		200	99
12.63%, 07/15/2029 (e)		1,439	1,298
House of HR Group BV, (Netherlands), Reg. S, 9.00%, 11/03/2029	EUR	880	969
La Financiere Atalian, (France), Reg. S, 8.50% (Blend (cash 3.50% + PIK 5.00%)), 06/30/2028 (v)	EUR	1,205	562
Loxam SAS, (France),
4.25%, 02/15/2030 (e)	EUR	2,280	2,441
Reg. S, 6.38%, 05/15/2028	EUR	200	223
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		8,304	7,860
Mundys SpA, (Italy), Reg. S, 1.88%, 02/12/2028	EUR	9,380	9,690
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,425	2,239
OT Midco, Inc., 10.00%, 02/15/2030 (e)		454	388
Pachelbel Bidco SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.87%, 05/17/2031 (aa)	EUR	400	435
Reg. S, 7.13%, 05/17/2031	EUR	2,820	3,230
7.13%, 05/17/2031 (e)	EUR	13,849	15,861
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		2,100	1,934
PeopleCert Wisdom Issuer plc, (United Kingdom), Reg. S, 5.75%, 09/15/2026	EUR	1,000	1,080
Q-Park Holding I BV, (Netherlands),
Reg. S, 2.00%, 03/01/2027	EUR	7,846	8,208
Reg. S, 5.13%, 03/01/2029	EUR	1,400	1,539
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (e)		3,340	3,229
Rekeep SpA, (Italy),
Reg. S, 9.00%, 09/15/2029	EUR	1,400	1,493
9.00%, 09/15/2029 (e)	EUR	1,398	1,491
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (e)		2,813	2,787
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		997	705

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Service Corp. International,
3.38%, 08/15/2030		1,560	1,389
4.00%, 05/15/2031		3,653	3,309
5.75%, 10/15/2032		8,801	8,650
7.50%, 04/01/2027		1,400	1,442
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (e)		6,650	6,705
Sotheby’s, 7.38%, 10/15/2027 (e)		8,262	7,968
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		1,484	1,303
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	12,766	13,804
Techem Verwaltungsgesellschaft 675 mbH, (Germany),
Reg. S, 5.38%, 07/15/2029	EUR	6,326	6,938
Series Nov, 5.38%, 07/15/2029 (e)	EUR	7,505	8,230
Triton Container International Ltd., (Bermuda), 2.05%, 04/15/2026 (e)		1,133	1,099
United Rentals North America, Inc.,
3.75%, 01/15/2032		3,447	3,043
3.88%, 02/15/2031		1,739	1,578
4.88%, 01/15/2028		2,025	1,985
5.25%, 01/15/2030		2,806	2,754
6.13%, 03/15/2034 (e)		1,287	1,287
Valvoline, Inc., 3.63%, 06/15/2031 (e)		2,376	2,065
Verisure Holding AB, (Sweden),
Reg. S, 3.25%, 02/15/2027	EUR	8,300	8,852
Reg. S, 3.88%, 07/15/2026	EUR	14,753	15,893
Reg. S, 5.50%, 05/15/2030	EUR	7,274	8,053
Reg. S, 7.13%, 02/01/2028	EUR	3,900	4,360
Veritiv Operating Co., 10.50%, 11/30/2030 (e)		1,455	1,540
VT Topco, Inc., 8.50%, 08/15/2030 (e)		875	918
Wand NewCo. 3, Inc., 7.63%, 01/30/2032 (e)		5,510	5,638
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (e)		975	966
WEX, Inc., 6.50%, 03/15/2033 (e)		4,246	4,201
Williams Scotsman, Inc.,
6.63%, 06/15/2029 (e)		1,147	1,160
6.63%, 04/15/2030 (e)		3,203	3,235
7.38%, 10/01/2031 (e)		1,566	1,612

			431,696

Cosmetics/Personal Care — 0.2%
Coty, Inc., 5.00%, 04/15/2026 (e)		197	196
Opal Bidco SAS, (France),
Reg. S, 5.50%, 03/31/2032 (w) (bb)	EUR	202	219
5.50%, 03/31/2032 (e) (w) (bb)	EUR	4,639	5,016
6.50%, 03/31/2032 (e) (w) (bb)		2,902	2,902
Perrigo Finance Unlimited Co., (Ireland), 6.13%, 09/30/2032		3,797	3,722

			12,055

Food — 2.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		195	191
3.50%, 03/15/2029 (e)		8,446	7,771
4.63%, 01/15/2027 (e)		1,173	1,155
4.88%, 02/15/2030 (e)		2,444	2,335
5.88%, 02/15/2028 (e)		1,250	1,247
6.25%, 03/15/2033 (e)		3,040	3,058

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
6.50%, 02/15/2028 (e)		1,057	1,072
B&G Foods, Inc.,
5.25%, 09/15/2027		7,896	7,406
8.00%, 09/15/2028 (e)		2,611	2,611
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 8.13%, 05/14/2030	GBP	17,460	21,059
8.13%, 05/14/2030 (e)	GBP	1,975	2,382
Bellis Finco plc, (United Kingdom), Reg. S, 4.00%, 02/16/2027	GBP	180	220
Boparan Finance plc, (United Kingdom), Reg. S, 9.38%, 11/07/2029	GBP	1,600	1,987
Chobani Holdco II LLC, 8.75% (cash), 10/01/2029 (e) (v)		14,063	15,226
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		3,397	3,271
7.63%, 07/01/2029 (e)		9,082	9,325
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	300	322
ELO SACA, (France),
Reg. S, 2.88%, 01/29/2026	EUR	700	740
Reg. S, 3.25%, 07/23/2027	EUR	3,700	3,797
Reg. S, 4.88%, 12/08/2028	EUR	3,900	3,778
Reg. S, 5.88%, 04/17/2028	EUR	4,700	4,798
Reg. S, 6.00%, 03/22/2029	EUR	1,900	1,868
Fiesta Purchaser, Inc.,
7.88%, 03/01/2031 (e)		377	390
9.63%, 09/15/2032 (e)		1,397	1,433
Flora Food Management BV, (Netherlands),
Reg. S, 6.88%, 07/02/2029	EUR	2,700	2,960
6.88%, 07/02/2029 (e)	EUR	1,610	1,765
Iceland Bondco plc, (United Kingdom),
Reg. S, 4.38%, 05/15/2028	GBP	7,173	8,443
Reg. S, (EURIBOR 3 Month + 5.50%), 8.06%, 12/15/2027 (aa)	EUR	2,532	2,731
Irca SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 6.25%, 12/15/2029 (aa)	EUR	283	306
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg),
3.00%, 02/02/2029		346	323
5.13%, 02/01/2028		255	258
5.50%, 01/15/2030		118	120
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (e)		1,637	1,680
Koninklijke FrieslandCampina NV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.85%), 4.85%, 10/23/2029 (x) (aa)	EUR	850	919
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		1,598	1,486
4.38%, 01/31/2032 (e)		2,807	2,564
4.88%, 05/15/2028 (e)		72	70
Lion / Polaris Lux 4 SA, (Luxembourg), Reg. S, (EURIBOR 3 Month + 3.63%), 5.95%, 07/01/2029 (aa)	EUR	349	376
Market Bidco Finco plc, (United Kingdom),
Reg. S, 4.75%, 11/04/2027	EUR	3,200	3,352
Reg. S, 5.50%, 11/04/2027	GBP	12,939	15,962
Mars, Inc.,
4.45%, 03/01/2027 (e)		261	262
4.60%, 03/01/2028 (e)		281	282
4.80%, 03/01/2030 (e)		517	519

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		2,009	1,879
6.13%, 09/15/2032 (e)		3,198	3,179
Picard Groupe SAS, (France), Reg. S, 6.38%, 07/01/2029	EUR	100	111
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,600	2,288
4.25%, 04/15/2031		3,440	3,237
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,580	1,431
4.63%, 04/15/2030 (e)		3,055	2,853
5.50%, 12/15/2029 (e)		1,850	1,797
6.25%, 02/15/2032 (e)		878	883
6.25%, 10/15/2034 (e)		5,995	5,856
6.38%, 03/01/2033 (e)		2,970	2,920
Premier Foods Finance plc, (United Kingdom), Reg. S, 3.50%, 10/15/2026	GBP	1,000	1,271
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,139	1,056
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		1,842	1,819
US Foods, Inc.,
4.75%, 02/15/2029 (e)		1,010	973
7.25%, 01/15/2032 (e)		1,323	1,373

			174,746

Healthcare - Products — 0.6%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,161
Reg. S, 3.88%, 07/15/2028	EUR	100	107
4.63%, 07/15/2028 (e)		2,117	2,040
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		10,933	11,325
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		80	80
Insulet Corp., 6.50%, 04/01/2033 (e)		1,868	1,895
Medline Borrower LP,
3.88%, 04/01/2029 (e)		16,884	15,775
5.25%, 10/01/2029 (e)		12,971	12,446
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		3,024	3,062
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		942	992
Solventum Corp.,
5.40%, 03/01/2029		1,260	1,284
5.45%, 02/25/2027		299	303
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)		2,240	2,277

			52,747

Healthcare - Services — 2.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (e)		1,472	1,471
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		4,282	3,972
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	12,044	12,224
Centene Corp.,
2.45%, 07/15/2028		550	502
4.25%, 12/15/2027		1,414	1,379
Cerba Healthcare SACA, (France), Reg. S, 3.50%, 05/31/2028	EUR	13,423	11,710
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	13
4.25%, 05/01/2028 (e)		372	355

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Chrome Holdco SAS, (France), Reg. S, 5.00%, 05/31/2029	EUR	9,185	4,423
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		5,372	4,239
5.25%, 05/15/2030 (e)		6,084	5,010
5.63%, 03/15/2027 (e)		7,998	7,624
6.00%, 01/15/2029 (e)		5,913	5,240
10.88%, 01/15/2032 (e)		8,091	7,966
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (e)		2,270	2,308
DaVita, Inc.,
3.75%, 02/15/2031 (e)		9,357	8,144
4.63%, 06/01/2030 (e)		10,425	9,581
6.88%, 09/01/2032 (e)		1,860	1,869
Encompass Health Corp.,
4.50%, 02/01/2028		55	53
4.63%, 04/01/2031		1,391	1,303
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	1,934	2,228
Eurofins Scientific SE, (Luxembourg), Reg. S, (EURIBOR 3 Month + 4.24%), 6.75%, 04/24/2028 (x) (aa)	EUR	2,100	2,393
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		505	457
Fresenius Medical Care US Finance III, Inc., 3.75%, 06/15/2029 (e)		530	505
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (e)		2,135	2,055
HCA, Inc.,
5.25%, 04/15/2025		500	500
5.25%, 06/15/2026		543	545
5.25%, 03/01/2030		1,124	1,136
7.50%, 11/06/2033		1,100	1,241
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/2029 (e)		124	126
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		4,775	4,475
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	212
Reg. S, 2.25%, 03/15/2029	EUR	100	101
Reg. S, 2.88%, 06/15/2028	EUR	4,530	4,716
5.00%, 10/15/2026 (e)		600	596
5.00%, 05/15/2027 (e)		200	197
Laboratoire Eimer Selas, (France), Reg. S, 5.00%, 02/01/2029	EUR	4,594	4,545
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		3,550	3,116
8.38%, 02/15/2032 (e)		4,377	4,405
9.88%, 08/15/2030 (e)		134	141
10.00%, 06/01/2032 (e)		3,380	3,224
11.00%, 10/15/2030 (e)		9,363	10,173
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		13	11
3.88%, 05/15/2032 (e)		3,033	2,657
6.25%, 01/15/2033 (e)		1,604	1,578
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030 (d) (e)		3,384	2,453
11.50% (Blend (cash 6.50% + PIK 5.00%)), 12/31/2030 (d) (e) (v)		1,767	1,531
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)		4,302	4,057
Select Medical Corp., 6.25%, 12/01/2032 (e)		1,020	994
Star Parent, Inc., 9.00%, 10/01/2030 (e)		3,638	3,585

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)		6,411	6,337
Tenet Healthcare Corp.,
4.25%, 06/01/2029		6,887	6,488
4.38%, 01/15/2030		13,077	12,256
6.13%, 06/15/2030		670	668
6.75%, 05/15/2031		6,433	6,521
Universal Health Services, Inc., 4.63%, 10/15/2029		353	344
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)		2,843	2,833

			188,786

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		4,054	3,669
Central Garden & Pet Co.,
4.13%, 10/15/2030		14	13
4.13%, 04/30/2031 (e)		452	405
5.13%, 02/01/2028		360	355
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e)		2,398	2,106
10.75%, 06/30/2032 (e)		4,215	3,201
Ontex Group NV, (Belgium), Reg. S, 5.25%, 04/15/2030 (w)	EUR	500	545

			10,294

Pharmaceuticals — 2.2%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e) (w)		25,200	25,029
1375209 BC Ltd., (Canada), 9.00%, 01/30/2028 (e)		1,954	1,953
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		2,925	2,661
5.13%, 03/01/2030 (e)		3,675	3,348
6.13%, 08/01/2028 (e)		2,565	2,511
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		3,075	2,480
5.00%, 01/30/2028 (e)		1,125	821
5.00%, 02/15/2029 (e)		125	80
5.25%, 01/30/2030 (e)		10,500	6,195
5.25%, 02/15/2031 (e)		2,470	1,406
5.50%, 11/01/2025 (e)		2,933	2,930
5.75%, 08/15/2027 (e)		2,257	2,253
6.13%, 02/01/2027 (e)		9,364	9,495
6.25%, 02/15/2029 (e)		200	133
7.00%, 01/15/2028 (e)		450	351
11.00%, 09/30/2028 (e)		11,025	10,501
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	4,000	4,146
Reg. S, (EUR Swap Rate 5 Year + 4.46%), 5.38%, 03/25/2082 (aa)	EUR	900	957
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.27%), 5.50%, 09/13/2054 (aa)	EUR	1,100	1,189
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	12,200	13,936
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.43%), 6.63%, 09/25/2083 (aa)	EUR	400	451
Bayer US Finance II LLC,
4.25%, 12/15/2025 (e)		1,610	1,603
4.38%, 12/15/2028 (e)		1,267	1,233
Cheplapharm Arzneimittel GmbH, (Germany), Reg. S, 4.38%, 01/15/2028	EUR	500	493
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (e)		3,538	3,689

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Grifols SA, (Spain),
Reg. S, 2.25%, 11/15/2027	EUR	6,255	6,490
Reg. S, 3.88%, 10/15/2028	EUR	19,292	19,190
Reg. S, 7.13%, 05/01/2030	EUR	400	447
7.13%, 05/01/2030 (e)	EUR	4,500	5,031
Reg. S, 7.50%, 05/01/2030	EUR	1,975	2,234
Gruenenthal GmbH, (Germany),
Reg. S, 3.63%, 11/15/2026	EUR	4,739	5,096
Reg. S, 4.13%, 05/15/2028	EUR	2,860	3,034
Reg. S, 4.63%, 11/15/2031	EUR	170	178
4.63%, 11/15/2031 (e)	EUR	3,389	3,541
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		367	348
Neopharmed Gentili SpA, (Italy), Reg. S, 7.13%, 04/08/2030	EUR	1,325	1,495
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.00%, 02/21/2030	EUR	1,250	1,409
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		957	893
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		3,275	3,061
5.13%, 04/30/2031 (e)		5,908	5,148
P&L Development LLC / PLD Finance Corp., 12.00% (cash), 05/15/2029 (e) (v)		703	714
Rossini Sarl, (Luxembourg),
Reg. S, 6.75%, 12/31/2029	EUR	1,450	1,637
6.75%, 12/31/2029 (e)	EUR	12,910	14,572
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 4.38%, 05/09/2030	EUR	1,083	1,170
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		8,139	7,892
6.75%, 03/01/2028		1,000	1,025
7.88%, 09/15/2029		512	551
8.13%, 09/15/2031		1,248	1,391

			186,391

Total Consumer Non-cyclical			1,085,020

Diversified — 0.1%
Holding Companies - Diversified — 0.1%
Clue Opco LLC, 9.50%, 10/15/2031 (e)		6,097	6,098
ProGroup AG, (Germany),
Reg. S, 5.13%, 04/15/2029	EUR	100	107
Reg. S, 5.38%, 04/15/2031	EUR	129	135
Stena International SA, (Luxembourg),
7.25%, 01/15/2031 (e)		300	300
7.63%, 02/15/2031 (e)		400	406

Total Diversified			7,046

Energy — 7.8%
Coal — 0.0% (g)
Coronado Finance Pty Ltd., (Australia), 9.25%, 10/01/2029 (e)		1,750	1,629

Energy - Alternate Sources — 0.2%
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	11,174	11,010
Greenko Dutch BV, (Netherlands), 3.85%, 03/29/2026 (e)		532	515
Greenko Wind Projects Mauritius Ltd., (Mauritius), Reg. S, 5.50%, 04/06/2025		800	798

			12,323

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — 4.5%
Adnoc Murban Rsc Ltd., (United Arab Emirates), 5.13%, 09/11/2054 (e)		4,100	3,739
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (e)		5,110	5,196
Antero Resources Corp., 7.63%, 02/01/2029 (e)		964	988
APA Corp., 4.38%, 10/15/2028 (e)		1,670	1,603
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		2,017	1,967
6.63%, 10/15/2032 (e)		1,270	1,264
8.25%, 12/31/2028 (e)		3,025	3,082
9.00%, 11/01/2027 (e)		2,638	3,232
Borr IHC Ltd. / Borr Finance LLC, (Multinational),
10.00%, 11/15/2028 (e)		875	832
10.38%, 11/15/2030 (e)		1,047	972
California Resources Corp., 7.13%, 02/01/2026 (e)		101	101
Canadian Natural Resources Ltd., (Canada), 5.00%, 12/15/2029 (e)		126	126
Chord Energy Corp., 6.75%, 03/15/2033 (e)		1,579	1,571
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (d) (e)		1,365	1,362
8.38%, 01/15/2029 (e)		7,186	7,312
Civitas Resources, Inc.,
5.00%, 10/15/2026 (e)		250	246
8.38%, 07/01/2028 (e)		3,171	3,269
8.63%, 11/01/2030 (e)		2,353	2,433
8.75%, 07/01/2031 (e)		5,806	5,960
CNX Resources Corp., 7.25%, 03/01/2032 (e)		1,878	1,909
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)		5,711	5,393
6.75%, 03/01/2029 (e)		7,359	7,186
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)		1,838	1,761
4.38%, 01/15/2028		545	534
Coterra Energy, Inc.,
3.90%, 05/15/2027		1,129	1,111
4.38%, 03/15/2029		1,048	1,032
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)		6,540	6,320
7.63%, 04/01/2032 (e)		6,534	6,434
9.25%, 02/15/2028 (e)		3,226	3,348
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (e)		225	228
Devon Energy Corp., 5.25%, 10/15/2027		292	293
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)		1,160	1,190
Ecopetrol SA, (Colombia),
7.75%, 02/01/2032		2,100	2,062
8.38%, 01/19/2036		2,200	2,144
8.63%, 01/19/2029		864	916
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033		3,500	3,575
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031 (e)		2,082	2,201
Eni SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.08%), 4.50%, 01/21/2031 (x) (aa)	EUR	225	241
EQT Corp.,
3.13%, 05/15/2026 (e)		881	865

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
3.90%, 10/01/2027	433	425
4.50%, 01/15/2029 (e) (w)	11	11
4.75%, 01/15/2031 (e) (w)	1,699	1,632
6.38%, 04/01/2029 (e) (w)	291	298
7.00%, 02/01/2030	314	338
7.50%, 06/01/2027 (e) (w)	2,025	2,067
7.50%, 06/01/2030 (e) (w)	2,758	2,975
Expand Energy Corp.,
4.75%, 02/01/2032	1,901	1,795
5.38%, 02/01/2029	455	453
5.38%, 03/15/2030	1,444	1,432
5.88%, 02/01/2029 (e)	1,221	1,219
6.75%, 04/15/2029 (e)	1,345	1,361
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (e)	2,553	2,587
Helmerich & Payne, Inc.,
4.65%, 12/01/2027 (e)	243	242
4.85%, 12/01/2029 (e)	312	303
Hess Corp., 7.88%, 10/01/2029	529	594
HF Sinclair Corp.,
5.00%, 02/01/2028	660	657
6.38%, 04/15/2027	506	513
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)	7,247	6,998
6.00%, 04/15/2030 (e)	740	704
6.00%, 02/01/2031 (e)	1,518	1,414
6.25%, 11/01/2028 (e)	2,211	2,208
6.25%, 04/15/2032 (e)	650	607
6.88%, 05/15/2034 (e)	3,631	3,415
7.25%, 02/15/2035 (e)	4,318	4,123
8.38%, 11/01/2033 (e)	5,488	5,623
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 5.75%, 04/19/2047	5,800	5,058
Reg. S, 6.38%, 10/24/2048	2,700	2,524
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030 (e)	4,665	4,655
Kosmos Energy Ltd.,
Reg. S, 7.13%, 04/04/2026	631	620
8.75%, 10/01/2031 (e)	4,200	3,889
Leviathan Bond Ltd., (Israel),
Reg. S, 6.13%, 06/30/2025 (e)	1,093	1,091
Reg. S, 6.50%, 06/30/2027 (e)	5,074	5,000
Reg. S, 6.75%, 06/30/2030 (e)	1,000	970
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (e)	1,507	1,508
Matador Resources Co.,
6.50%, 04/15/2032 (e)	5,031	4,991
6.88%, 04/15/2028 (e)	1,661	1,680
MEG Energy Corp., (Canada), 5.88%, 02/01/2029 (e)	650	639
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (e)	1,109	1,076
Nabors Industries Ltd., (Bermuda), 7.50%, 01/15/2028 (e)	3,348	3,077
Nabors Industries, Inc.,
7.38%, 05/15/2027 (e)	6,265	6,178

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
8.88%, 08/15/2031 (e)		1,845	1,601
9.13%, 01/31/2030 (e)		2,155	2,156
Noble Finance II LLC, 8.00%, 04/15/2030 (e)		4,530	4,525
Northern Oil & Gas, Inc.,
8.13%, 03/01/2028 (e)		6,817	6,833
8.75%, 06/15/2031 (e)		1,309	1,335
Occidental Petroleum Corp.,
5.88%, 09/01/2025		444	444
6.38%, 09/01/2028		1,058	1,098
8.50%, 07/15/2027		1,005	1,066
Ovintiv, Inc.,
5.38%, 01/01/2026		390	390
5.65%, 05/15/2028		480	492
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)		1,850	1,745
4.63%, 05/01/2030 (e)		2,562	2,404
5.88%, 07/15/2027 (e)		1,550	1,544
6.63%, 08/15/2032 (e)		3,453	3,450
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (e)		829	726
Permian Resources Operating LLC,
5.38%, 01/15/2026 (e)		649	646
5.88%, 07/01/2029 (e)		1,950	1,924
6.25%, 02/01/2033 (e)		5,939	5,914
7.00%, 01/15/2032 (e)		4,623	4,738
8.00%, 04/15/2027 (e)		1,296	1,320
Pertamina Persero PT, (Indonesia), Reg. S, 6.50%, 11/07/2048		1,000	1,010
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032		4,200	3,143
Reg. S, 5.63%, 06/19/2047		3,900	2,438
Petroleos Mexicanos, (Mexico),
4.50%, 01/23/2026		150	147
Reg. S, 4.75%, 02/26/2029	EUR	1,200	1,192
Reg. S, 4.88%, 02/21/2028	EUR	925	951
6.35%, 02/12/2048		18,700	12,334
6.38%, 01/23/2045		3,800	2,559
6.49%, 01/23/2027		2,730	2,676
6.63%, 06/15/2035		4,400	3,516
6.70%, 02/16/2032		1,200	1,050
6.88%, 10/16/2025		125	125
6.88%, 08/04/2026		850	845
7.69%, 01/23/2050		1,600	1,194
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)		3,700	3,152
Reg. S, 4.55%, 04/21/2050		700	596
Petrorio Luxembourg Holding Sarl, (Luxembourg), Reg. S, 6.13%, 06/09/2026		4,600	4,625
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)		2,800	2,730
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026		1,200	1,147
Reg. S, 3.13%, 07/12/2041		12,800	9,568
Reg. S, 3.30%, 07/12/2051		3,500	2,413

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Range Resources Corp.,
4.75%, 02/15/2030 (e)		1,100	1,047
4.88%, 05/15/2025		801	800
8.25%, 01/15/2029		360	370
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027		615	631
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)		89	90
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (e)		1,958	2,015
SM Energy Co.,
6.50%, 07/15/2028		190	189
6.75%, 09/15/2026		830	830
6.75%, 08/01/2029 (e)		790	777
7.00%, 08/01/2032 (e)		3,241	3,179
Societatea Nationala de Gaze Naturale ROMGAZ SA, (Romania), Reg. S, 4.75%, 10/07/2029	EUR	1,500	1,622
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		6,000	6,255
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		103	107
Sunoco LP,
6.25%, 07/01/2033 (e)		3,637	3,639
7.00%, 05/01/2029 (e)		960	981
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		3,175	3,006
4.50%, 04/30/2030		1,350	1,263
5.88%, 03/15/2028		495	494
Talos Production, Inc., 9.38%, 02/01/2031 (e)		921	936
Tengizchevroil Finance Co. International Ltd., (Bermuda),
2.63%, 08/15/2025 (e)		1,300	1,283
Reg. S, 3.25%, 08/15/2030		1,900	1,662
Reg. S, 4.00%, 08/15/2026		859	839
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (e)		4,020	3,773
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)		474	481
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		837	853
Transocean, Inc., (Cayman Islands),
8.00%, 02/01/2027 (e)		3,546	3,533
8.25%, 05/15/2029 (e)		7,312	7,141
8.50%, 05/15/2031 (e)		3,723	3,611
8.75%, 02/15/2030 (e)		2,738	2,843
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		5,542	5,542
Vantage Drilling International Ltd., (Cayman Islands), 9.50%, 02/15/2028 (e)		186	186
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	10,938	12,894
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	193
Viper Energy, Inc., 5.38%, 11/01/2027 (e)		575	569
Vital Energy, Inc.,
7.88%, 04/15/2032 (e)		6,228	5,792
9.75%, 10/15/2030		2,369	2,409
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (e)		2,264	2,201
Wintershall Dea Finance 2 BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.92%), 2.50%, 04/20/2026 (x) (aa)	EUR	3,000	3,167
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	6,700	6,737
YPF SA, (Argentina), 8.25%, 01/17/2034 (e)		1,100	1,087

			377,737

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		1,904	1,905
6.63%, 09/01/2032 (e)		4,783	4,802
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)		306	313
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		4,233	3,967
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (e)		4,682	4,769
Oceaneering International, Inc., 6.00%, 02/01/2028		295	292
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029	EUR	1,456	1,624
Star Holding LLC, 8.75%, 08/01/2031 (e)		2,874	2,746
TGS ASA, (Norway), 8.50%, 01/15/2030 (e)		445	459
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (e)		3,306	3,362
Weatherford International Ltd., (Bermuda), 8.63%, 04/30/2030 (e)		3,389	3,440
Yinson Boronia Production BV, (Netherlands),
8.95%, 07/31/2042 (e)		2,181	2,300
Reg. S, 8.95%, 07/31/2042		1,259	1,328
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)		3,600	3,758

			35,065

Pipelines — 2.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)		4,693	4,587
5.75%, 03/01/2027 (e)		1,800	1,795
5.75%, 01/15/2028 (e)		5,042	5,012
6.63%, 02/01/2032 (e)		1,506	1,529
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
7.00%, 07/15/2029 (e)		3,483	3,556
7.25%, 07/15/2032 (e)		2,660	2,752
Buckeye Partners LP,
3.95%, 12/01/2026		88	86
5.60%, 10/15/2044		46	40
5.85%, 11/15/2043		1,770	1,564
6.75%, 02/01/2030 (e)		796	806
6.88%, 07/01/2029 (e)		634	644
Cheniere Energy, Inc., 4.63%, 10/15/2028		214	211
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)		1,230	1,140
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)		675	698
6.06%, 08/15/2026 (e)		352	357
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)		7,307	7,001
DCP Midstream Operating LP, 5.38%, 07/15/2025		235	235
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)		1,286	1,211
4.38%, 06/15/2031 (e)		171	157
Enbridge, Inc., (Canada),
5.90%, 11/15/2026		69	70
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)		2,888	2,914
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)		1,688	1,736
Energy Transfer LP,
5.63%, 05/01/2027 (e)		794	793
6.00%, 02/01/2029 (e)		653	664

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	2,742	2,784
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	3,608	3,797
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	4,655	4,650
Genesis Energy LP / Genesis Energy Finance Corp.,
7.88%, 05/15/2032	3,797	3,823
8.00%, 01/15/2027	855	871
8.00%, 05/15/2033	3,458	3,483
8.25%, 01/15/2029	2,664	2,750
8.88%, 04/15/2030	123	128
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	1,300	1,297
7.00%, 08/01/2027	925	922
8.25%, 01/15/2032 (e)	1,680	1,723
Harvest Midstream I LP, 7.50%, 05/15/2032 (e)	1,195	1,226
Hess Midstream Operations LP, 6.50%, 06/01/2029 (e)	1,651	1,681
Howard Midstream Energy Partners LLC,
7.38%, 07/15/2032 (e)	3,156	3,227
8.88%, 07/15/2028 (e)	1,414	1,474
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	5,351	4,936
Kinder Morgan, Inc., 5.00%, 02/01/2029	223	225
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	93	92
6.63%, 12/15/2028 (e)	602	612
New Generation Gas, 0.00%, 09/30/2029 (e) (bb) (cc)	264	260
New Generation Gas Gathering LLC,
Reg. S, 0.00%, 09/30/2029 (e) (bb) (cc)	211	208
0.00%, 12/31/2049 (e) (bb) (cc)	176	173
NFE Financing LLC, 12.00%, 11/15/2029 (e)	4,796	4,068
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	2,189	2,187
8.38%, 02/15/2032 (e)	11,239	11,210
NGPL PipeCo. LLC, 4.88%, 08/15/2027 (e)	387	386
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e)	1,199	1,210
ONEOK, Inc.,
4.15%, 06/01/2025	661	659
5.63%, 01/15/2028 (e)	346	352
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	1,197	1,219
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)	1,000	996
4.80%, 05/15/2030 (e)	1,770	1,658
4.95%, 07/15/2029 (e)	183	175
6.75%, 03/15/2033 (e)	875	889
6.88%, 04/15/2040 (e)	2,600	2,537
7.50%, 07/15/2038 (e)	1,425	1,438
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	562	551
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	177	178
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (e)	702	702
Southern Gas Corridor CJSC, (Azerbaijan), Reg. S, 6.88%, 03/24/2026	9,300	9,391
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	5,464	5,316

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
6.00%, 03/01/2027 (e)		1,063	1,057
6.00%, 12/31/2030 (e)		748	709
6.00%, 09/01/2031 (e)		1,514	1,432
7.38%, 02/15/2029 (e)		5,339	5,363
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028		758	758
6.50%, 07/15/2027		173	174
6.88%, 01/15/2029		1,637	1,674
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (e)		514	517
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)		3,140	2,907
4.13%, 08/15/2031 (e)		1,380	1,253
6.25%, 01/15/2030 (e)		450	457
Venture Global LNG, Inc.,
7.00%, 01/15/2030 (e)		1,715	1,686
8.38%, 06/01/2031 (e)		6,466	6,535
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)		39,430	37,312
9.50%, 02/01/2029 (e)		23,621	25,334
9.88%, 02/01/2032 (e)		10,851	11,503
Western Midstream Operating LP,
4.65%, 07/01/2026		785	784
4.75%, 08/15/2028		87	87
Whistler Pipeline LLC, 5.40%, 09/30/2029 (e)		353	355

			224,919

Total Energy			651,673

Financial — 14.0%
Banks — 3.9%
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		491	490
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		1,700	1,738
Reg. S, (EUR Swap Rate 5 Year + 4.24%), 6.88%, 09/22/2031 (x) (aa)	EUR	4,000	4,520
AIB Group plc, (Ireland),
Reg. S, (EUR Swap Rate 5 Year + 6.63%), 6.25%, 06/23/2025 (x) (aa)	EUR	200	217
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		416	439
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (x) (aa)	EUR	800	906
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 8.92%), 8.50%, 09/10/2030 (aa)	EUR	4,510	4,979
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.27%), 6.88%, 12/13/2030 (x) (aa)	EUR	200	224
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.54%), 8.38%, 06/21/2028 (x) (aa)	EUR	600	714
Banco Comercial Portugues SA, (Portugal), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.78%), 8.13%, 01/18/2029 (x) (aa)	EUR	1,200	1,392
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 10 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		1,300	1,135
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 3.15%)6.00%, 08/16/2033 (aa)	EUR	9,100	10,464
Reg. S, (EUR Swap Rate 5 Year + 6.83%), 9.38%, 07/18/2028 (x) (aa)	EUR	7,800	9,447
Banco Mercantil del Norte SA, (Mexico),
Reg. S, (CMT Index 10 Year + 5.47%), 7.50%, 06/27/2029 (x) (aa)		600	589

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 5 Year + 4.07%), 8.38%, 05/20/2031 (e) (x) (aa)		2,800	2,779
(CMT Index 10 Year + 4.30%), 8.75%, 05/20/2035 (e) (x) (aa)		2,800	2,781
Banco Nacional de Comercio Exterior SNC, (Mexico), Reg. S, 4.38%, 10/14/2025		1,128	1,125
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		950	928
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		70	67
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	672
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		1,023	1,001
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		163	164
Bank of Cyprus Holdings plc, (Ireland), Reg. S, (EUR Swap Rate 5 Year + 6.90%), 6.63%, 10/23/2031 (aa)	EUR	5,269	5,841
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		922	887
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		334	342
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.03%), 6.38%, 03/10/2030 (x) (aa)	EUR	1,300	1,420
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	600	681
BankUnited, Inc., 4.88%, 11/17/2025		383	382
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		249	239
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	419
(United States SOFR + 0.96%), 5.09%, 02/25/2029 (aa)		272	274
(United States SOFR + 1.23%), 5.37%, 02/25/2031 (aa)		283	286
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		462	473
(USD SOFR ICE Swap Rate 5 Year + 3.69%), 7.63%, 03/15/2035 (x) (aa)		2,000	1,958
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		1,834	1,891
(GBP Swap Rate 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	9,050	12,377
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		10,305	11,302
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		875	852
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		400	372
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		499	497
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,286	1,238
(United States SOFR + 1.59%), 5.50%, 05/20/2030 (e) (aa)		200	203
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	1,400	1,512
BPCE SA, (France),
(United States SOFR + 1.09%), 2.05%, 10/19/2027 (e) (aa)		305	293
4.88%, 04/01/2026 (e)		200	200
BPER Banca SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.35%), 6.50%, 03/20/2030 (x) (aa)	EUR	200	220
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 5.25%, 03/23/2026 (x) (aa)	EUR	400	435
(SOFR Compounded Index + 1.78%), 5.67%, 03/15/2030 (e) (aa)		203	208
Reg. S, (EUR Swap Rate 5 Year + 6.35%), 5.88%, 10/09/2027 (x) (aa)	EUR	400	443
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.94%), 6.25%, 07/24/2032 (x) (aa)	EUR	200	216
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		2,384	2,383
(CME Term SOFR 3 Month + 1.82%), 3.89%, 01/10/2028 (aa)		805	795
(United States SOFR + 0.87%), 4.79%, 03/04/2029 (aa)		1,001	1,002

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,099	1,112
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (x) (aa)		8,870	9,076
Series DD, (CMT Index 10 Year + 2.76%), 7.00%, 08/15/2034 (x) (aa)		1,380	1,431
Series EE, (CMT Index 5 Year + 2.57%), 6.75%, 02/15/2030 (x) (aa)		3,611	3,575
Series FF, (CMT Index 5 Year + 2.73%), 6.95%, 02/15/2030 (x) (aa)		3,690	3,680
Series X, (CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		4,871	4,758
Citizens Financial Group, Inc., (United States SOFR + 1.26%), 5.25%, 03/05/2031 (aa)		825	828
Commerzbank AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 4.39%), 4.25%, 10/09/2027 (x) (aa)	EUR	200	207
Reg. S, (EUR Swap Rate 5 Year + 6.74%), 6.50%, 10/09/2029 (x) (aa)	EUR	400	448
Cooperatieve Rabobank UA, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.72%), 4.88%, 06/29/2029 (x) (aa)	EUR	11,000	11,588
Credit Agricole SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.64%), 5.88%, 03/23/2035 (x) (aa)	EUR	200	208
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.35%), 1.62%, 09/11/2026 (e) (aa)		1,197	1,181
(CMT Index 1 Year + 1.75%), 4.30%, 04/01/2028 (e) (aa)		630	625
Deutsche Bank AG, (Germany),
4.50%, 04/01/2025		1,103	1,103
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (x) (aa)	EUR	2,200	2,281
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.75%), 4.63%, 10/30/2027 (x) (aa)	EUR	200	204
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	8,000	8,716
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.60%), 7.13%, 10/30/2030 (x) (aa)	EUR	200	213
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.11%), 7.38%, 10/30/2031 (x) (aa)	EUR	200	219
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (x) (aa)	EUR	8,600	9,787
Discover Bank, 4.25%, 03/13/2026		250	249
Erste Group Bank AG, (Austria), Reg. S, (EUR Swap Rate 5 Year + 4.65%), 4.25%, 10/15/2027 (x) (aa)	EUR	8,800	9,246
Eurobank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.70%), 4.00%, 02/07/2036 (aa)	EUR	383	400
Federation des Caisses Desjardins du Quebec, (Canada), 5.70%, 03/14/2028 (e)		200	206
First Citizens BancShares, Inc.,
(United States SOFR + 1.41%), 5.23%, 03/12/2031 (aa)		601	601
(CME Term SOFR 3 Month + 2.47%), 6.76%, 03/15/2030 (aa)		110	110
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		328	329
Freedom Mortgage Corp.,
6.63%, 01/15/2027 (e)		1,425	1,418
7.63%, 05/01/2026 (e)		2,683	2,675
12.00%, 10/01/2028 (e)		1,959	2,104
12.25%, 10/01/2030 (e)		575	634
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		142	136
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		1,481	1,429
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		1,657	1,633
(CMT Index 5 Year + 2.46%), 6.85%, 02/10/2030 (x) (aa)		4,735	4,791
Series Y, (CMT Index 10 Year + 2.40%), 6.13%, 11/10/2034 (x) (aa)		8,008	7,833
HSBC Holdings plc, (United Kingdom),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		385	384
(United States SOFR + 1.03%), 4.90%, 03/03/2029 (aa)		434	435
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		286	291
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		212	215
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		60	60
ING Groep NV, (Netherlands), (United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		332	339
Intesa Sanpaolo SpA, (Italy),
Reg. S, 2.93%, 10/14/2030	EUR	7,750	7,980
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		3,570	3,199
(CMT Index 1 Year + 2.75%), 4.95%, 06/01/2042 (e) (aa)		450	361
Reg. S, 5.15%, 06/10/2030	GBP	497	620
Reg. S, (EUR Swap Rate 5 Year + 5.85%), 5.50%, 03/01/2028 (x) (aa)	EUR	350	379
5.71%, 01/15/2026 (e)		410	411
Reg. S, (EUR Swap Rate 5 Year + 6.09%), 5.88%, 09/01/2031 (x) (aa)	EUR	7,110	7,755
KBC Group NV, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.99%), 6.25%, 09/17/2031 (x) (aa)	EUR	800	879
KeyCorp., (SOFR Compounded Index + 1.23%), 5.12%, 04/04/2031 (aa)		80	80
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	200
(CMT Index 1 Year + 1.38%), 5.46%, 01/05/2028 (aa)		200	202
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		200	203
(UK Gilts 5 Year + 3.44%), 7.50%, 06/27/2030 (x) (aa)	GBP	253	319
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		490	490
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		75	73
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)		506	494
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026		360	360
Morgan Stanley,
(United States SOFR + 1.99%), 2.19%, 04/28/2026 (aa)		227	227
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		27	27
(United States SOFR + 1.22%), 5.04%, 07/19/2030 (aa)		155	156
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		476	482
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		98	100
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	9,400	10,723
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	4,536	5,545
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/2029 (aa)		575	576
(CMT Index 1 Year + 1.22%), 4.96%, 08/15/2030 (aa)		296	296
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)		213	219
(CMT Index 1 Year + 2.85%), 7.47%, 11/10/2026 (aa)		927	942
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (x) (aa)		2,382	2,501
Nordea Bank Abp, (Finland), (CMT Index 5 Year + 2.66%), 6.30%, 09/25/2031 (e) (x) (aa)		2,072	1,998
Nova Ljubljanska Banka dd, (Slovenia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.23%), 6.88%, 01/24/2034 (aa)	EUR	800	919
OTP Bank Nyrt, (Hungary), Reg. S, (CMT Index 5 Year + 2.86%), 7.30%, 07/30/2035 (aa)		1,000	1,020
Piraeus Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 3.84%), 6.75%, 12/05/2029 (aa)	EUR	5,952	7,153
PNC Financial Services Group, Inc. (The),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.20%), 5.49%, 05/14/2030 (aa)		702	720
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		1,683	1,690
Popular, Inc., (Puerto Rico), 7.25%, 03/13/2028		755	781
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		42	42
Santander UK Group Holdings plc, (United Kingdom),
4.75%, 09/15/2025 (e)		200	199
(United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		617	625
Societe Generale SA, (France),
(CMT Index 1 Year + 1.10%), 1.49%, 12/14/2026 (e) (aa)		281	275
(CMT Index 5 Year + 3.79%), 8.13%, 11/21/2029 (e) (x) (aa)		1,523	1,517
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		256	260
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		400	414
State Street Corp., (United States SOFR + 1.13%), 5.10%, 05/18/2026 (aa)		8	8
Synchrony Bank, 5.63%, 08/23/2027		1,056	1,071
Toronto-Dominion Bank (The), (Canada), (CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (aa)		2,441	2,454
Truist Financial Corp., (United States SOFR + 1.44%), 4.87%, 01/26/2029 (aa)		53	53
UBS Group AG, (Switzerland),
(SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		250	243
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,067	1,022
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		806	787
Reg. S, (CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (x) (aa)		520	445
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		865	865
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)		1,194	1,194
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)		200	204
(USD SOFR ICE Swap Rate 5 Year + 3.63%), 6.85%, 09/10/2029 (e) (x) (aa)		2,065	2,053
(USD SOFR ICE Swap Rate 5 Year + 3.08%), 7.00%, 02/10/2030 (e) (x) (aa)		2,427	2,390
(USD SOFR ICE Swap Rate 5 Year + 3.18%), 7.13%, 08/10/2034 (e) (x) (aa)		2,746	2,701
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)		7,396	7,695
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)		4,217	4,580
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)		5,351	6,108
Unicaja Banco SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.80%), 5.50%, 06/22/2034 (aa)	EUR	1,300	1,464
UniCredit SpA, (Italy),
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		528	522
Reg. S, (EUR Swap Rate 5 Year + 2.80%), 2.73%, 01/15/2032 (aa)	EUR	18,420	19,648
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.80%), 5.38%, 04/16/2034 (aa)	EUR	4,000	4,547
Reg. S, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 06/19/2032 (aa)		1,500	1,504
US Bancorp,
(United States SOFR + 1.06%), 5.05%, 02/12/2031 (aa)		592	596
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		474	489
(United States SOFR + 1.88%), 6.79%, 10/26/2027 (aa)		157	162
Uzbek Industrial and Construction Bank ATB, (Uzbekistan),
8.95%, 07/24/2029 (e)		1,000	1,038
Reg. S, 8.95%, 07/24/2029		200	208
Vakifbank DPR, Reg. S, 6.83%, 03/15/2035 (f) (bb) (cc)		2,200	2,200

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Volksbank Wien AG, (Austria), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.05%), 5.50%, 12/04/2035 (aa)	EUR	600	658
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (e)		1,319	1,313
Wells Fargo & Co.,
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)		79	79
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		81	81
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		164	164
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		244	248
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		178	183
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		241	246
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)		786	826
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		2,015	2,091

			328,722

Diversified Financial Services — 2.8%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		392	402
Air Lease Corp., 3.38%, 07/01/2025		494	492
Aircastle Ltd. / Aircastle Ireland DAC, (Bermuda), 5.25%, 03/15/2030 (e)		150	149
Aircastle Ltd., (Bermuda),
5.25%, 08/11/2025 (e)		426	426
5.95%, 02/15/2029 (e)		187	192
Ally Financial, Inc.,
5.75%, 11/20/2025		329	330
(CMT Index 5 Year + 2.45%), 6.65%, 01/17/2040 (aa)		375	362
American Express Co.,
(United States SOFR + 0.93%), 5.04%, 07/26/2028 (aa)		151	153
(SOFR Compounded Index + 1.28%), 5.28%, 07/27/2029 (aa)		44	45
(United States SOFR + 1.33%), 6.34%, 10/30/2026 (aa)		294	297
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (e)		600	605
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		462	451
1.95%, 09/20/2026 (e)		614	590
3.50%, 11/01/2027 (e)		337	325
4.88%, 10/01/2025 (e)		908	908
5.38%, 07/15/2029 (e)		630	634
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)		760	742
2.53%, 11/18/2027 (e)		903	845
2.75%, 02/21/2028 (e)		81	76
3.25%, 02/15/2027 (e)		251	243
4.25%, 04/15/2026 (e)		1,901	1,890
5.50%, 01/15/2026 (e)		352	353
5.75%, 03/01/2029 (e)		109	111
5.75%, 11/15/2029 (e)		182	186
Azorra Finance Ltd., (Cayman Islands), 7.75%, 04/15/2030 (e)		3,190	3,156
Bracken MidCo1 plc, (United Kingdom), Reg. S, 6.75% (cash), 11/01/2027 (v)	GBP	3,871	4,926
Bread Financial Holdings, Inc.,
(CMT Index 5 Year + 4.30%), 8.38%, 06/15/2035 (e) (aa)		1,210	1,181
9.75%, 03/15/2029 (e)		3,374	3,561
CIMA Finance DAC, (Ireland), Reg. S, 2.95%, 09/05/2029		4,052	3,689
Credicorp Capital Sociedad Titulizadora SA, (Peru), Reg. S, 10.10%, 12/15/2043 (e)	PEN	6,300	1,826
Encore Capital Group, Inc.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Reg. S, 4.25%, 06/01/2028	GBP	8,008	9,775
8.50%, 05/15/2030 (e)		1,410	1,451
EZCORP, Inc., 7.38%, 04/01/2032 (e)		365	370
Focus Financial Partners LLC, 6.75%, 09/15/2031 (e)		4,952	4,877
Freedom Mortgage Holdings LLC,
8.38%, 04/01/2032 (e)		2,258	2,195
9.13%, 05/15/2031 (e)		3,830	3,854
9.25%, 02/01/2029 (e)		5,611	5,697
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 6.75%, 11/01/2025	EUR	200	150
GGAM Finance Ltd., (Cayman Islands),
5.88%, 03/15/2030 (e)		2,268	2,238
6.88%, 04/15/2029 (e)		3,273	3,311
7.75%, 05/15/2026 (e)		471	476
8.00%, 02/15/2027 (e)		1,465	1,502
8.00%, 06/15/2028 (e)		3,184	3,339
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 8.75%, 09/01/2027 (e)		2,253	2,289
goeasy Ltd., (Canada),
7.38%, 10/01/2030 (e) (w)		975	958
7.63%, 07/01/2029 (e)		1,140	1,140
9.25%, 12/01/2028 (e)		920	966
Interoceanica IV Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 11/30/2025		1,168	1,124
Intrum AB, (Sweden),
Reg. S, 3.00%, 09/15/2027 (d)	EUR	394	336
Reg. S, 9.25%, 03/15/2028 (d)	EUR	200	178
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/2029 (e)		361	341
Jefferies Finance LLC / JFIN Co-Issuer Corp.,
5.00%, 08/15/2028 (e)		3,149	2,961
6.63%, 10/15/2031 (e)		1,971	1,950
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (e)		635	631
Jerrold Finco plc, (United Kingdom),
Reg. S, 5.25%, 01/15/2027	GBP	4,403	5,619
Reg. S, 7.88%, 04/15/2030	GBP	11,557	15,172
Kuwait Projects Co. SPC Ltd., (United Arab Emirates), Reg. S, 4.50%, 02/23/2027		2,200	2,066
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,628	1,289
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		596	571
4.63%, 11/15/2027 (e)		1,147	1,136
Macquarie Airfinance Holdings Ltd., (United Kingdom),
5.15%, 03/17/2030 (e)		938	924
6.40%, 03/26/2029 (e)		465	480
6.50%, 03/26/2031 (e)		2,585	2,691
8.13%, 03/30/2029 (e)		3,300	3,463
Midcap Financial Issuer Trust, 5.63%, 01/15/2030 (e)		775	702
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026 (e)		554	552
5.13%, 12/15/2030 (e)		4,749	4,737
5.50%, 08/15/2028 (e)		2,651	2,629
5.75%, 11/15/2031 (e)		6,847	6,860
6.50%, 08/01/2029 (e)		4,715	4,778
7.13%, 02/01/2032 (e)		8,286	8,591

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Navient Corp.,
4.88%, 03/15/2028		1,650	1,574
5.00%, 03/15/2027		250	244
6.75%, 06/25/2025		1,048	1,049
6.75%, 06/15/2026		1,125	1,132
9.38%, 07/25/2030		4,033	4,295
Nuveen LLC, 5.55%, 01/15/2030 (e)		353	363
OneMain Finance Corp.,
3.50%, 01/15/2027		391	375
3.88%, 09/15/2028		1,700	1,572
4.00%, 09/15/2030		5,122	4,511
5.38%, 11/15/2029		123	117
6.63%, 05/15/2029		2,512	2,517
6.75%, 03/15/2032		4,485	4,401
7.13%, 03/15/2026		3,800	3,856
7.13%, 11/15/2031		1,223	1,230
7.50%, 05/15/2031		2,677	2,723
7.88%, 03/15/2030		1,831	1,893
Osaic Holdings, Inc., 10.75%, 08/01/2027 (e)		911	924
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)		10,200	7,182
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		3,530	3,296
5.38%, 10/15/2025 (e)		3,670	3,661
6.88%, 02/15/2033 (e)		3,526	3,504
7.13%, 11/15/2030 (e)		2,976	3,021
7.88%, 12/15/2029 (e)		1,113	1,158
PHH Escrow Issuer LLC / PHH Corp., 9.88%, 11/01/2029 (e)		1,750	1,689
PRA Group, Inc., 8.88%, 01/31/2030 (e)		2,585	2,696
Radian Group, Inc., 6.20%, 05/15/2029		125	129
RFNA LP, 7.88%, 02/15/2030 (e)		600	594
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		4,208	4,033
3.63%, 03/01/2029 (e)		1,795	1,654
3.88%, 03/01/2031 (e)		4,794	4,286
4.00%, 10/15/2033 (e)		2,701	2,312
SLM Corp.,
3.13%, 11/02/2026		61	59
6.50%, 01/31/2030		1,142	1,171
SOCAR Turkey Enerji AS via Steas Funding 1 DAC, (Ireland), Reg. S, 7.23%, 03/17/2026		4,600	4,583
Synchrony Financial,
3.70%, 08/04/2026		163	160
3.95%, 12/01/2027		141	138
4.50%, 07/23/2025		536	535
TIB Diversified Payment Rights Finance Company, Series 2024-H, 7.96%, 11/15/2034 (f) (bb) (cc)		3,900	3,900
Titanium 2l Bondco Sarl, (Luxembourg), 6.25% (PIK), 01/14/2031 (v)	EUR	11,284	3,721
United Wholesale Mortgage LLC,
5.50%, 11/15/2025 (e)		665	663
5.50%, 04/15/2029 (e)		125	121

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
UWM Holdings LLC, 6.63%, 02/01/2030 (e)		5,163	5,117

			235,674

Insurance — 3.0%
Acrisure LLC / Acrisure Finance, Inc.,
8.25%, 02/01/2029 (e)		7,435	7,637
8.50%, 06/15/2029 (e)		3,115	3,243
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (e)		476	482
AIA Group Ltd., (Hong Kong),
Reg. S, 3.20%, 09/16/2040		1,650	1,263
5.40%, 09/30/2054 (e)		4,800	4,500
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		3,556	3,431
5.88%, 11/01/2029 (e)		11,817	11,420
6.75%, 10/15/2027 (e)		5,640	5,598
6.75%, 04/15/2028 (e)		64	64
7.00%, 01/15/2031 (e)		12,217	12,266
7.38%, 10/01/2032 (e)		8,483	8,520
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.58%), 2.60%, 10/30/2031 (x) (aa)	EUR	1,000	876
American National Global Funding, 5.55%, 01/28/2030 (e)		374	380
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		3,033	2,852
6.38%, 02/15/2029 (e)		1,417	1,427
Aon Corp., 8.21%, 01/01/2027		2,163	2,281
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor, 7.88%, 11/01/2029 (e)		2,381	2,347
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	7,846	8,654
6.88%, 02/15/2031 (e)	EUR	4,660	5,140
7.75%, 02/15/2031 (e)		12,849	13,088
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		11,800	12,023
Assurant, Inc., 4.90%, 03/27/2028		202	203
AssuredPartners, Inc.,
5.63%, 01/15/2029 (e)		1,700	1,696
7.50%, 02/15/2032 (e)		4,279	4,562
Athene Global Funding,
1.99%, 08/19/2028 (e)		948	863
4.95%, 01/07/2027 (e)		283	284
5.38%, 01/07/2030 (e)		500	506
5.58%, 01/09/2029 (e)		145	148
5.62%, 05/08/2026 (e)		872	881
Athora Netherlands NV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.57%), 6.75%, 05/18/2031 (x) (aa)	EUR	1,300	1,437
Brighthouse Financial Global Funding,
1.55%, 05/24/2026 (e)		231	222
2.00%, 06/28/2028 (e)		659	600
5.55%, 04/09/2027 (e)		354	359
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		2,058	1,974
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	250

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Insurance — continued
CNO Global Funding,
1.75%, 10/07/2026 (e)	256	245
4.88%, 12/10/2027 (e)	315	316
4.95%, 09/09/2029 (e)	117	117
5.88%, 06/04/2027 (e)	1,190	1,220
Corebridge Financial, Inc., (CMT Index 5 Year + 2.65%), 6.38%, 09/15/2054 (aa)	1,584	1,574
Corebridge Global Funding, 5.20%, 01/12/2029 (e)	316	321
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)	130	129
5.45%, 03/03/2028 (e)	129	132
F&G Global Funding,
1.75%, 06/30/2026 (e)	178	172
2.00%, 09/20/2028 (e)	1,208	1,089
2.30%, 04/11/2027 (e)	632	602
5.15%, 07/07/2025 (e)	467	467
GA Global Funding Trust,
3.85%, 04/11/2025 (e)	333	333
4.40%, 09/23/2027 (e)	467	464
5.50%, 01/08/2029 (e)	275	280
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)	13,374	13,472
8.13%, 02/15/2032 (e)	6,630	6,698
HUB International Ltd.,
7.25%, 06/15/2030 (e)	25,666	26,433
7.38%, 01/31/2032 (e)	34,266	34,892
Jackson National Life Global Funding,
3.05%, 04/29/2026 (e)	800	788
5.50%, 01/09/2026 (e)	350	352
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)	3,791	3,981
10.50%, 12/15/2030 (e)	3,505	3,747
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)	331	336
MGIC Investment Corp., 5.25%, 08/15/2028	475	470
Mutual of Omaha Cos. Global Funding,
5.45%, 12/12/2028 (e)	551	565
5.80%, 07/27/2026 (e)	47	48
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e)	23,718	24,174
Ryan Specialty LLC, 5.88%, 08/01/2032 (e)	3,459	3,414
Sammons Financial Group Global Funding,
5.05%, 01/10/2028 (e)	202	204
5.10%, 12/10/2029 (e)	215	216
USI, Inc., 7.50%, 01/15/2032 (e)	3,841	3,916

		252,644

Investment Companies — 0.8%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)	1,000	1,024
5.50%, 05/08/2034 (e)	1,500	1,555
Reg. S, 5.50%, 05/08/2034	1,000	1,036
Apollo Debt Solutions BDC,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
6.55%, 03/15/2032 (e)		928	939
6.70%, 07/29/2031		649	669
6.90%, 04/13/2029		1,016	1,053
Ares Capital Corp., 5.80%, 03/08/2032		687	680
Ares Strategic, Income Fund,
5.60%, 02/15/2030 (e)		2,262	2,227
5.70%, 03/15/2028 (e)		525	525
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030		528	518
Blackstone Private Credit Fund,
2.63%, 12/15/2026		202	193
4.95%, 09/26/2027 (e)		116	115
6.00%, 11/22/2034 (e)		5,980	5,740
Blackstone Secured Lending Fund,
2.13%, 02/15/2027		126	119
3.63%, 01/15/2026		647	640
Blue Owl Credit Income Corp.,
6.65%, 03/15/2031		1,833	1,868
7.75%, 09/16/2027		764	797
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,450	1,367
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030		2,700	2,674
Reg. S, 4.88%, 02/14/2035		8,000	7,713
Reg. S, 5.25%, 10/13/2032		17,600	17,688
Golub Capital Private Credit Fund, 5.88%, 05/01/2030 (e)		896	886
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (e)		2,550	2,516
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		2,273	1,899
5.25%, 05/15/2027		6,709	6,377
9.75%, 01/15/2029		2,770	2,753
10.00%, 11/15/2029 (e)		2,588	2,571
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033		4,700	4,616
Sixth Street Lending Partners, 6.13%, 07/15/2030 (e)		817	822

			71,580

Private Equity — 0.1%
Brookfield Finance, Inc., (Canada), (CMT Index 5 Year + 2.08%), 6.30%, 01/15/2055 (aa)		5,935	5,655
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)		592	574
8.00%, 06/15/2027 (e)		851	881

			7,110

Real Estate — 1.7%
Adler Financing Sarl, (Luxembourg),
Series 1-5L, 10.00% (PIK), 12/31/2029 (v)	EUR	119	133
Series 1L, 8.25% (PIK), 12/31/2028 (v)	EUR	19,064	21,103
ADLER Real Estate GmbH, (Germany), Reg. S, 3.00%, 04/27/2026	EUR	400	423
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		3,098	2,740
Series AI, 7.00%, 04/15/2030		720	637
Aroundtown Finance Sarl, (Luxembourg), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.51%), 7.13%, 01/16/2030 (x) (aa)	EUR	200	216

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Aroundtown SA, (Luxembourg), Reg. S, 0.38%, 04/15/2027	EUR	400	406
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	11,300	7,362
Citycon Treasury BV, (Netherlands), Reg. S, 2.38%, 01/15/2027	EUR	500	525
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		11,506	10,708
CPI Property Group SA, (Luxembourg),
Reg. S, (EUR Swap Rate 5 Year + 4.34%), 3.75%, 04/28/2028 (x) (aa)	EUR	1,000	933
Reg. S, 6.00%, 01/27/2032	EUR	1,850	1,986
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031 (e)		3,257	3,458
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	3,845	3,509
Reg. S, 7.75%, 03/31/2028	EUR	3,690	3,691
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	150	157
Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.87%, 06/02/2081 (aa)	EUR	1,168	1,231
Five Point Operating Co. LP / Five Point Capital Corp., SUB, 10.50%, 01/15/2028 (e)		3,564	3,631
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		2,600	2,439
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		150	157
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	5,609	5,572
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (x) (aa)	EUR	4,554	4,444
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	2,150	2,241
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 3.63%, 10/13/2026 (x) (aa)	EUR	2,000	2,049
Heimstaden Bostad Treasury BV, (Netherlands),
Reg. S, 0.63%, 07/24/2025	EUR	100	107
Reg. S, 1.00%, 04/13/2028	EUR	950	943
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		5,131	4,679
4.38%, 02/01/2031 (e)		4,353	3,876
5.38%, 08/01/2028 (e)		2,525	2,444
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		4,190	3,993
MLP Group SA, (Poland), Reg. S, 6.13%, 10/15/2029	EUR	900	993
New Immo Holding SA, (France), Reg. S, 2.75%, 11/26/2026	EUR	800	842
Public Property Invest A/S, (Norway), Reg. S, 4.63%, 03/12/2030	EUR	1,750	1,899
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 2.63%, 12/14/2025 (x)	EUR	1,849	1,245
Reg. S, 2.88%, 10/30/2026 (x)	EUR	1,000	670
Samhallsbyggnadsbolaget I Norden Holding AB, (Sweden),
Reg. S, 0.75%, 11/14/2028	EUR	6,700	5,469
Reg. S, 1.13%, 09/26/2029	EUR	6,446	5,094
Reg. S, 2.25%, 07/12/2027	EUR	12,300	11,578
Reg. S, 2.38%, 08/04/2026	EUR	7,735	7,862
Reg. S, 5.00%, 10/20/2029	EUR	4,000	3,639
Unique Pub Finance Co. plc (The) , (United Kingdom), Series N, Reg. S, 6.46%, 03/30/2032	GBP	245	329
VGP NV, (Belgium), Reg. S, 2.25%, 01/17/2030	EUR	1,400	1,388
Vivion Investments Sarl, (Luxembourg),
Reg. S, 6.50% (cash), 08/31/2028 (v)	EUR	451	479
Reg. S, 6.50% (PIK), 02/28/2029 (v)	EUR	2,821	2,960

			140,240

REITS — 1.7%
Alexandrite Monnet UK Holdco plc, (United Kingdom), Reg. S, 10.50%, 05/15/2029	EUR	400	473
alstria office REIT-AG, (Germany), Reg. S, 5.50%, 03/20/2031	EUR	100	105

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
American Tower Corp.,
1.50%, 01/31/2028		607	557
3.60%, 01/15/2028		170	165
Blackstone Mortgage Trust, Inc.,
3.75%, 01/15/2027 (e)		1,401	1,330
7.75%, 12/01/2029 (e)		868	892
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		1,224	1,173
Crown Castle, Inc.,
3.65%, 09/01/2027		213	207
4.80%, 09/01/2028		63	63
Diversified Healthcare Trust,
4.38%, 03/01/2031		1,600	1,224
4.75%, 02/15/2028		3,520	3,022
9.75%, 06/15/2025		63	63
EPR Properties, 4.75%, 12/15/2026		700	697
Globalworth Real Estate Investments Ltd., (Guernsey), Reg. S, 6.25%, 03/31/2030	EUR	1,598	1,745
GLP Capital LP / GLP Financing II, Inc.,
5.38%, 04/15/2026		473	475
5.75%, 06/01/2028		717	729
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		5,257	4,854
Iron Mountain, Inc.,
4.88%, 09/15/2027 (e)		948	928
5.25%, 07/15/2030 (e)		155	149
5.63%, 07/15/2032 (e)		1,959	1,872
6.25%, 01/15/2033 (e)		3,226	3,201
7.00%, 02/15/2029 (e)		1,568	1,604
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		19	18
5.25%, 10/01/2025 (e)		1,046	1,043
7.00%, 07/15/2031 (e)		1,856	1,905
MPT Operating Partnership LP / MPT Finance Corp.,
0.99%, 10/15/2026	EUR	800	792
3.50%, 03/15/2031		6,158	4,103
4.63%, 08/01/2029		1,000	762
Reg. S, 7.00%, 02/15/2032	EUR	600	660
7.00%, 02/15/2032 (e)	EUR	10,636	11,697
8.50%, 02/15/2032 (e)		7,770	7,915
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
5.88%, 10/01/2028 (e)		750	732
7.00%, 02/01/2030 (e)		3,029	3,047
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (e)		1,276	1,261
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		3,289	3,117
4.75%, 10/15/2027		375	366
6.50%, 04/01/2032 (e)		8,949	8,945
7.25%, 07/15/2028 (e)		325	333
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		159	143
SBA Communications Corp., 3.13%, 02/01/2029		5,012	4,574
Service Properties Trust,
8.63%, 11/15/2031 (e)		11,336	11,969

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
8.88%, 06/15/2032		4,181	4,138
Starwood Property Trust, Inc.,
4.38%, 01/15/2027 (e)		325	316
6.00%, 04/15/2030 (e)		1,179	1,152
6.50%, 07/01/2030 (e)		2,696	2,686
6.50%, 10/15/2030 (e) (w)		2,795	2,773
7.25%, 04/01/2029 (e)		4,438	4,550
Tanger Properties LP, 3.88%, 07/15/2027		764	750
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)		2,175	2,078
6.50%, 02/15/2029 (e)		2,700	2,425
10.50%, 02/15/2028 (e)		22,952	24,379
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)		500	489
3.88%, 02/15/2029 (e)		510	487
4.25%, 12/01/2026 (e)		621	614
4.50%, 09/01/2026 (e)		332	330
4.63%, 06/15/2025 (e)		611	611
5.75%, 02/01/2027 (e)		2,082	2,109
Vornado Realty LP, 2.15%, 06/01/2026		550	530
XHR LP, 6.63%, 05/15/2030 (e)		1,212	1,189

			140,516

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.63%), 5.75%, 06/20/2027 (x) (aa)	GBP	500	628

Total Financial			1,177,114

Government — 0.0% (g)
Multi-National — 0.0% (g)
Africa Finance Corp., (Supranational), Reg. S, 2.87%, 08/13/2031		200	170

Industrial — 8.6%
Aerospace/Defense — 1.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)		1,989	2,020
Boeing Co. (The),
2.20%, 02/04/2026		2,010	1,966
2.25%, 06/15/2026		133	129
2.70%, 02/01/2027		69	67
3.10%, 05/01/2026		350	344
3.20%, 03/01/2029		220	206
3.25%, 02/01/2028		200	192
5.04%, 05/01/2027		178	179
5.81%, 05/01/2050		555	526
5.93%, 05/01/2060		655	613
6.26%, 05/01/2027		598	615
6.30%, 05/01/2029		385	403
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		4,073	4,015
7.00%, 06/01/2032 (e)		5,239	5,214
7.13%, 06/15/2026 (e)		682	682
7.25%, 07/01/2031 (e)		6,770	6,786
7.50%, 02/01/2029 (e)		714	732

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
7.88%, 04/15/2027 (e)		2,070	2,078
8.75%, 11/15/2030 (e)		6,167	6,502
Efesto Bidco SpA Efesto US LLC, (Italy), Series XR, 7.50%, 02/15/2032 (e)		8,775	8,557
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		4,663	4,652
Goat Holdco LLC, 6.75%, 02/01/2032 (e)		2,289	2,240
HEICO Corp., 5.25%, 08/01/2028		56	57
Rolls-Royce plc, (United Kingdom), 3.63%, 10/14/2025 (e)		1,322	1,313
Spirit AeroSystems, Inc.,
9.38%, 11/30/2029 (e)		4,880	5,209
9.75%, 11/15/2030 (e)		5,429	5,996
TransDigm, Inc.,
4.63%, 01/15/2029		4,533	4,286
5.50%, 11/15/2027		2,172	2,146
6.00%, 01/15/2033 (e)		11,593	11,380
6.38%, 03/01/2029 (e)		21,125	21,338
6.63%, 03/01/2032 (e)		13,781	13,937
6.75%, 08/15/2028 (e)		6,263	6,354
7.13%, 12/01/2031 (e)		9,117	9,378
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		7,821	8,222

			138,334

Building Materials — 1.7%
Builders FirstSource, Inc.,
5.00%, 03/01/2030 (e)		430	411
6.38%, 03/01/2034 (e)		1,413	1,402
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		2,025	1,668
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		3,575	2,181
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	6,745	7,505
6.38%, 12/15/2030 (e)	EUR	731	813
6.63%, 12/15/2030 (e)		24,789	24,785
6.75%, 07/15/2031 (e)		3,051	3,069
Griffon Corp., 5.75%, 03/01/2028		1,380	1,349
HT Troplast GmbH, (Germany), Reg. S, 9.38%, 07/15/2028	EUR	850	957
JELD-WEN, Inc.,
4.88%, 12/15/2027 (e)		1,983	1,847
7.00%, 09/01/2032 (e)		4,166	3,722
Masterbrand, Inc., 7.00%, 07/15/2032 (e)		570	569
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		906	898
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		1,950	1,754
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		2,603	2,515
9.75%, 07/15/2028 (e)		1,087	1,093
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2029	EUR	6,235	5,757
Project Grand UK plc, (United Kingdom), Reg. S, 9.00%, 06/01/2029	EUR	1,125	1,283
Quikrete Holdings, Inc.,
6.38%, 03/01/2032 (e)		18,110	18,216
6.75%, 03/01/2033 (e)		5,067	5,052
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		5,371	5,212
8.88%, 11/15/2031 (e)		14,464	14,983

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (e)		9,739	9,738
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	9,377	9,848
3.38%, 01/15/2031 (e)		3,355	2,915
4.38%, 07/15/2030 (e)		6,999	6,439
4.75%, 01/15/2028 (e)		858	830
5.00%, 02/15/2027 (e)		1,685	1,660
Wilsonart LLC, 11.00%, 08/15/2032 (e)		3,962	3,625

			142,096

Electrical Components & Equipment — 0.2%
Belden, Inc.,
Reg. S, 3.38%, 07/15/2027	EUR	3,000	3,212
Reg. S, 3.38%, 07/15/2031	EUR	404	415
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		625	582
6.50%, 12/31/2027 (e)		1,375	1,383
EnerSys,
4.38%, 12/15/2027 (e)		560	542
6.63%, 01/15/2032 (e)		235	238
WESCO Distribution, Inc.,
6.38%, 03/15/2029 (e)		855	865
6.38%, 03/15/2033 (e)		3,503	3,518
6.63%, 03/15/2032 (e)		3,237	3,277
7.25%, 06/15/2028 (e)		1,325	1,349

			15,381

Electronics — 0.2%
Castello BC Bidco SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.50%), 6.86%, 11/14/2031 (aa)	EUR	700	763
Coherent Corp., 5.00%, 12/15/2029 (e)		2,608	2,490
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,375	1,306
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		74	68
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		2,265	1,977
4.38%, 02/15/2030 (e)		4,243	3,919
6.63%, 07/15/2032 (e)		5,665	5,611
Vontier Corp.,
1.80%, 04/01/2026		483	468
2.40%, 04/01/2028		1,875	1,730

			18,332

Engineering & Construction — 0.9%
Abertis Infraestructuras Finance BV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 2.63%, 01/26/2027 (x) (aa)	EUR	9,400	9,912
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (x) (aa)	EUR	1,000	1,084
Arcosa, Inc.,
4.38%, 04/15/2029 (e)		1,040	975
6.88%, 08/15/2032 (e)		2,683	2,720
Assemblin Caverion Group AB, (Sweden),
Reg. S, 6.25%, 07/01/2030	EUR	850	942

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
6.25%, 07/01/2030 (e)	EUR	7,480	8,290
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		2,850	2,209
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		14,564	13,892
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (e)		615	585
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	321
Gatwick Airport Finance plc, (United Kingdom), Reg. S, 4.38%, 04/07/2026	GBP	13,940	17,692
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.25%, 10/27/2027		629	601
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	2,000	2,467
Reg. S, 6.63%, 03/01/2031	GBP	7,378	9,440
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		218	228
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	1,300	1,768
Kingston Airport Revenue Finance Ltd., (Cayman Islands), 6.75%, 12/15/2036 (e)		800	806
MasTec, Inc., 4.50%, 08/15/2028 (e)		1,021	997
TopBuild Corp.,
3.63%, 03/15/2029 (e)		690	638
4.13%, 02/15/2032 (e)		1,125	1,000

			76,567

Environmental Control — 0.5%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		104	102
5.13%, 07/15/2029 (e)		41	40
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		185	175
4.00%, 08/01/2028 (e)		2,537	2,411
4.38%, 08/15/2029 (e)		3,707	3,496
4.75%, 06/15/2029 (e)		2,719	2,618
6.75%, 01/15/2031 (e)		7,697	7,936
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		1,116	1,053
5.88%, 06/30/2029 (e)		4,405	4,161
Reworld Holding Corp.,
4.88%, 12/01/2029 (e)		3,950	3,675
5.00%, 09/01/2030		1,376	1,275
Seche Environnement SACA, (France), Reg. S, 4.50%, 03/25/2030	EUR	475	513
Veralto Corp., 5.35%, 09/18/2028		82	84
Waste Pro USA, Inc., 7.00%, 02/01/2033 (e)		10,268	10,296
Wrangler Holdco Corp., 6.63%, 04/01/2032 (e)		4,752	4,838

			42,673

Hand/Machine Tools — 0.1%
Dynamo Newco II GmbH, (Germany), 6.25%, 10/15/2031 (e)	EUR	2,419	2,648
Regal Rexnord Corp.,
6.05%, 02/15/2026		82	83
6.05%, 04/15/2028		1,469	1,506
6.30%, 02/15/2030		691	718

			4,955

Machinery - Construction & Mining — 0.2%
BWX Technologies, Inc., 4.13%, 04/15/2029 (e)		1,396	1,303

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Construction & Mining —continued
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031 (e)		1,430	1,470
Terex Corp.,
5.00%, 05/15/2029 (e)		4,024	3,840
6.25%, 10/15/2032 (e)		2,623	2,544
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		3,826	3,642
Weir Group plc (The), (United Kingdom), 2.20%, 05/13/2026 (e)		1,298	1,260

			14,059

Machinery - Diversified — 0.5%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	106
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		5,342	5,538
9.50%, 01/01/2031 (e)		1,678	1,791
Esab Corp., 6.25%, 04/15/2029 (e)		1,567	1,591
GrafTech Finance, Inc., 4.63%, 12/23/2029 (d) (e)		3,250	2,230
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (e)		580	455
Husky Injection Molding Systems Ltd. / Titan Co-Borrower LLC, (Canada), 9.00%, 02/15/2029 (e)		8,081	8,100
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		3,190	3,200
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		97	91
Nova Alexandre III SAS, (France), Reg. S, (EURIBOR 3 Month + 5.25%), 8.04%, 07/15/2029 (aa)	EUR	555	610
TK Elevator Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	667	722
7.63%, 07/15/2028 (e)		4,527	4,532
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	1,053	1,132
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		11,835	11,624

			41,722

Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		2,645	2,486
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		2,181	2,279

			4,765

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		2,966	2,768
6.38%, 03/15/2033 (e)		1,705	1,696
Axon Enterprise, Inc.,
6.13%, 03/15/2030 (e)		3,419	3,447
6.25%, 03/15/2033 (e)		2,584	2,606
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		3,070	3,181

			13,698

Packaging & Containers — 1.8%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		2,305	138
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	300	293
Reg. S, 3.00%, 09/01/2029	EUR	300	272
4.00%, 09/01/2029 (e)		15,371	13,089
6.00%, 06/15/2027 (e)		2,884	2,844

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	11,195	11,183
4.13%, 08/15/2026 (e)		9,807	9,007
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		4,153	4,173
6.75%, 04/15/2032 (e) (w)		9,020	9,074
6.88%, 01/15/2030 (e)		5,490	5,557
8.75%, 04/15/2030 (e)		6,898	6,969
Crown Americas LLC, 5.25%, 04/01/2030		488	475
Crown European Holdings SACA, (France),
Reg. S, 4.75%, 03/15/2029	EUR	2,570	2,859
Reg. S, 5.00%, 05/15/2028	EUR	2,389	2,675
Fiber Midco SpA, (Italy), Reg. S, 10.75% (PIK), 06/15/2029 (v)	EUR	100	106
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,600	1,563
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	406
3.50%, 03/15/2028 (e)		975	917
3.50%, 03/01/2029 (e)		425	392
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		3,564	3,459
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		1,574	1,402
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	365	365
Kleopatra Holdings 2 SCA, (Luxembourg), Reg. S, 6.50%, 09/01/2026	EUR	100	87
LABL, Inc.,
5.88%, 11/01/2028 (e)		1,423	1,120
8.25%, 11/01/2029 (e)		1,140	725
8.63%, 10/01/2031 (e)		4,795	3,512
9.50%, 11/01/2028 (e)		4,201	3,552
10.50%, 07/15/2027 (e)		2,740	2,453
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		28,928	28,349
9.25%, 04/15/2027 (e)		780	736
OI European Group BV, (Netherlands),
4.75%, 02/15/2030 (e)		250	229
6.25%, 05/15/2028 (e)	EUR	274	304
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		354	352
7.25%, 05/15/2031 (e)		1,125	1,095
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		1,675	1,712
Reno de Medici SpA, (Italy), Reg. S, (EURIBOR 3 Month + 5.00%), 7.50%, 04/15/2029 (aa)	EUR	12,812	11,873
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		757	729
5.00%, 04/15/2029 (e)		267	259
6.50%, 07/15/2032 (e)		2,045	2,066
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		375	376
7.25%, 02/15/2031 (e)		822	850
Sonoco Products Co., 4.45%, 09/01/2026		77	77

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		7,933	8,506
TriMas Corp., 4.13%, 04/15/2029 (e)		1,075	999
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		5,095	5,017
8.50%, 08/15/2027 (e)		800	796

			152,992

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.,
2.04%, 08/16/2028		540	492
5.35%, 01/15/2030		702	711

			1,203

Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/2030 (e)		1,499	1,313
Edge Finco plc, (United Kingdom),
Reg. S, 8.13%, 08/15/2031	GBP	2,314	3,049
8.13%, 08/15/2031 (e)	GBP	1,200	1,581
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,700	1,109
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		2,590	2,586
La Poste SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 5.00%, 04/16/2031 (x) (aa)	EUR	200	218
Mobico Group plc, (United Kingdom),
Reg. S, 3.63%, 11/20/2028	GBP	175	209
Reg. S, 4.88%, 09/26/2031	EUR	100	106
Rand Parent LLC, 8.50%, 02/15/2030 (e)		1,911	1,892
RXO, Inc., 7.50%, 11/15/2027 (e)		1,644	1,689
Ryder System, Inc., 5.30%, 03/15/2027		68	69
SGL Group ApS, (Denmark), (EURIBOR 3 Month + 4.75%), 7.43%, 04/22/2030 (aa)	EUR	875	957
Star Leasing Co. LLC, 7.63%, 02/15/2030 (e)		1,530	1,471
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (e)		1,049	1,068
Watco Cos. LLC / Watco Finance Corp, 7.13%, 08/01/2032 (e)		898	903
XPO, Inc.,
6.25%, 06/01/2028 (e)		1,700	1,719
7.13%, 06/01/2031 (e)		150	153
7.13%, 02/01/2032 (e)		950	974

			21,066

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		3,722	3,658
5.88%, 04/15/2033 (e)		6,371	6,085
7.00%, 05/01/2031 (e)		12,653	12,805
7.00%, 06/15/2032 (e)		5,309	5,376
7.88%, 12/01/2030 (e)		5,869	6,127
GATX Corp., 5.40%, 03/15/2027		100	101
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.40%, 11/15/2026 (e)		81	79
4.20%, 04/01/2027 (e)		489	484

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Trucking & Leasing — continued
5.35%, 01/12/2027 (e)		316	319

			35,034

Total Industrial			722,877

Technology — 3.2%
Computers — 0.7%
Almaviva-The Italian Innovation Co. SpA, (Italy), Reg. S, 5.00%, 10/30/2030	EUR	870	950
Amentum Holdings, Inc., 7.25%, 08/01/2032 (e)		4,305	4,235
Atos SE, (France),
Reg. S, SUB, 1.00%, 12/18/2032	EUR	340	139
Reg. S, SUB, 5.00%, 12/18/2030	EUR	4,205	3,704
Reg. S, SUB, 9.00%, 12/18/2029	EUR	8,468	9,825
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		123	117
CA Magnum Holdings, (Mauritius), 5.38%, 10/31/2026 (e)		4,637	4,554
Cedacri SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.63%), 7.18%, 05/15/2028 (aa)	EUR	500	541
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		630	580
Dell International LLC / EMC Corp.,
4.75%, 04/01/2028 (w)		197	198
5.00%, 04/01/2030 (w)		197	197
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (e)		1,415	1,467
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		7,044	7,099
Gartner, Inc.,
3.75%, 10/01/2030 (e)		500	461
4.50%, 07/01/2028 (e)		623	611
Insight Enterprises, Inc., 6.63%, 05/15/2032 (e)		1,871	1,885
KBR, Inc., 4.75%, 09/30/2028 (e)		438	417
McAfee Corp., 7.38%, 02/15/2030 (e)		10,916	9,664
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		2,728	2,952
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		3,125	3,006
5.13%, 04/15/2029 (e)		924	880
Seagate HDD Cayman, (Cayman Islands),
8.25%, 12/15/2029 (e)		1,480	1,574
8.50%, 07/15/2031 (e)		1,140	1,210

			56,266

Office/Business & Equipment — 0.0% (g)
Xerox Corp., 10.25%, 10/15/2030 (e) (w)		1,078	1,068
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		1,637	1,656

			2,724

Semiconductors — 0.2%
ams-OSRAM AG, (Austria), Reg. S, 10.50%, 03/30/2029	EUR	9,824	10,703
Broadcom, Inc., 5.05%, 07/12/2029		363	368
Entegris, Inc.,
4.38%, 04/15/2028 (e)		476	457
4.75%, 04/15/2029 (e)		1,541	1,485
Foundry JV Holdco LLC, 5.90%, 01/25/2030 (e)		1,646	1,703
Intel Corp.,
2.45%, 11/15/2029		156	140
3.15%, 05/11/2027		65	63

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
3.75%, 08/05/2027		563	551
Micron Technology, Inc., 5.38%, 04/15/2028		32	32
SK Hynix, Inc., (South Korea),
6.50%, 01/17/2033 (e)		2,500	2,679
Reg. S, 6.50%, 01/17/2033		400	429

			18,610

Software — 2.3%
AppLovin Corp., 5.13%, 12/01/2029		1,854	1,859
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		32,931	30,904
Atlassian Corp., 5.25%, 05/15/2029		710	722
Cadence Design Systems, Inc., 4.20%, 09/10/2027		103	103
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		2,197	2,153
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		7,454	7,654
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		421	369
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		6,167	5,333
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		7,424	6,886
4.88%, 07/01/2029 (e)		11,435	10,204
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		18,141	17,619
8.25%, 06/30/2032 (e)		17,026	17,305
9.00%, 09/30/2029 (e)		25,241	25,141
Concentrix Corp.,
6.60%, 08/02/2028		265	276
6.65%, 08/02/2026		124	127
Constellation Software, Inc., (Canada), 5.16%, 02/16/2029 (e)		443	449
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		3,329	3,334
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		3,514	3,277
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (e)		5,226	5,138
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,912	1,820
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl,
Reg. S, 7.88%, 05/01/2029	EUR	3,223	3,537
8.75%, 05/01/2029 (e)		914	912
Open Text Corp., (Canada), 6.90%, 12/01/2027 (e)		425	440
Oracle Corp., 2.30%, 03/25/2028		356	334
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		348	306
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (e)		2,225	2,207
6.50%, 06/01/2032 (e)		5,622	5,683
TeamSystem SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 3.50%), 6.29%, 07/31/2031 (aa)	EUR	600	649
(EURIBOR 3 Month + 3.50%), 6.29%, 07/31/2031 (e) (aa)	EUR	6,665	7,216
Twilio, Inc.,
3.63%, 03/15/2029		228	211
3.88%, 03/15/2031		1,809	1,629
UKG, Inc., 6.88%, 02/01/2031 (e)		24,926	25,283
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		4,401	4,037

			193,117

Total Technology			270,717

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Utilities — 3.2%
Electric — 2.9%
A2A SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.26%), 5.00%, 06/11/2029 (x) (aa)	EUR	100	110
AES Corp. (The),
5.45%, 06/01/2028		1,231	1,252
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)		3,112	3,139
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		819	871
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		753	757
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)		97	98
5.95%, 03/30/2029 (e)		712	737
Alpha Generation LLC, 6.75%, 10/15/2032 (e)		3,885	3,887
American Electric Power Co., Inc., 5.70%, 08/15/2025		352	353
Avangrid, Inc., 3.20%, 04/15/2025		537	537
Black Hills Corp., 5.95%, 03/15/2028		98	101
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, (United Kingdom),
Reg. S, 5.63%, 02/15/2032	EUR	2,238	2,450
5.63%, 02/15/2032 (e)	EUR	8,405	9,178
6.38%, 02/15/2032 (e)		2,403	2,327
Calpine Corp.,
3.75%, 03/01/2031 (e)		1,615	1,471
4.50%, 02/15/2028 (e)		448	434
4.63%, 02/01/2029 (e)		5,335	5,115
5.00%, 02/01/2031 (e)		7,698	7,349
5.13%, 03/15/2028 (e)		6,675	6,570
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030		437	439
CenterPoint Energy, Inc., Series B, (CMT Index 5 Year + 2.95%), 6.85%, 02/15/2055 (aa)		1,476	1,477
Centrais Eletricas Brasileiras SA, (Brazil), 6.50%, 01/11/2035 (e)		1,200	1,172
Chile Electricity Lux MPC Sarl, (Luxembourg), Reg. S, 6.01%, 01/20/2033		2,511	2,574
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		1,320	1,317
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		5,253	4,500
4.75%, 03/15/2028 (e)		421	408
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		167	165
Comision Federal de Electricidad, (Mexico),
4.69%, 05/15/2029 (e)		600	575
6.26%, 02/15/2052 (e)		1,000	863
Reg. S, 6.26%, 02/15/2052		400	345
Constellation Energy Generation LLC, 5.60%, 03/01/2028		41	42
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 3.13%, 01/01/2028	EUR	3,370	3,509
Reg. S, 5.00%, 02/28/2030	EUR	1,554	1,666
5.00%, 02/28/2030 (e)	EUR	9,744	10,444
6.75%, 02/28/2030 (e)		3,586	3,595
Dominion Energy, Inc., (CMT Index 5 Year + 2.21%), 6.63%, 05/15/2055 (aa)		915	910
DPL, Inc., 4.13%, 07/01/2025		424	422
Duke Energy Corp., (CMT Index 5 Year + 2.59%), 6.45%, 09/01/2054 (aa)		1,097	1,098
Edison International,
(CMT Index 5 Year + 3.86%), 8.13%, 06/15/2053 (aa)		250	243
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/09/2026 (x) (aa)		5,001	4,758

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
EDP SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.70%, 07/20/2080 (aa)	EUR	3,700	3,975
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	212
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.40%), 4.63%, 09/16/2054 (aa)	EUR	400	434
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.05%), 4.75%, 05/29/2054 (aa)	EUR	1,700	1,861
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	4,200	4,788
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	8,500	8,330
Eesti Energia A/S, (Estonia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.17%), 7.88%, 07/15/2029 (x) (aa)	EUR	1,150	1,314
Electricite de France SA, (France),
5.70%, 05/23/2028 (e)		260	267
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	1,100	1,418
Reg. S, (UK Gilts 5 Year + 3.78%), 7.38%, 06/17/2035 (x) (aa)	GBP	300	389
Enel SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.01%), 4.25%, 01/14/2030 (x) (aa)	EUR	1,750	1,868
Engie SA, (France), 5.25%, 04/10/2029 (e)		200	204
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	3,200	3,727
Eskom Holdings SOC Ltd., (South Africa),
Reg. S, 6.35%, 08/10/2028		3,800	3,773
Reg. S, 8.45%, 08/10/2028		5,200	5,373
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		166	168
Eversource Energy, 5.95%, 02/01/2029		211	219
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		726	703
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)		3,600	3,491
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		392	401
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		3,400	3,579
National Grid plc, (United Kingdom), 5.60%, 06/12/2028		65	67
NextEra Energy Capital Holdings, Inc.,
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		2,128	2,130
(CMT Index 5 Year + 2.46%), 6.75%, 06/15/2054 (aa)		1,501	1,533
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		750	689
3.63%, 02/15/2031 (e)		4,185	3,706
3.88%, 02/15/2032 (e)		2,800	2,455
5.25%, 06/15/2029 (e)		1,204	1,172
5.75%, 01/15/2028		2,500	2,494
5.75%, 07/15/2029 (e)		1,628	1,596
6.00%, 02/01/2033 (e)		6,610	6,436
6.25%, 11/01/2034 (e)		8,826	8,691
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		6,745	7,420
NSTAR Electric Co., 4.85%, 03/01/2030		278	280
OGE Energy Corp., 5.45%, 05/15/2029		101	103
Orsted A/S, (Denmark), Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	134	125
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		910	898
3.30%, 12/01/2027		889	853
5.45%, 06/15/2027		7	7
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		128	119

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		3,400	2,349
Reg. S, 4.13%, 05/15/2027		1,200	1,178
Reg. S, 4.38%, 02/05/2050		600	444
Reg. S, 5.25%, 10/24/2042		2,800	2,458
Reg. S, 5.25%, 05/15/2047		1,400	1,198
Reg. S, 6.15%, 05/21/2048		3,000	2,890
PG&E Corp.,
5.00%, 07/01/2028		1,600	1,556
5.25%, 07/01/2030		400	384
(CMT Index 5 Year + 3.88%), 7.38%, 03/15/2055 (aa)		1,425	1,401
Pike Corp., 8.63%, 01/31/2031 (e)		402	424
Public Power Corp. SA, (Greece), Reg. S, 4.63%, 10/31/2031	EUR	4,000	4,374
Puget Energy, Inc., 3.65%, 05/15/2025		300	299
System Energy Resources, Inc., 6.00%, 04/15/2028		584	604
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		11,887	12,039
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		2,550	2,618
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)		680	726
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)		197	193
4.38%, 05/01/2029 (e)		6,629	6,276
5.00%, 07/31/2027 (e)		8,490	8,358
5.50%, 09/01/2026 (e)		1,063	1,062
5.63%, 02/15/2027 (e)		2,406	2,397
6.88%, 04/15/2032 (e)		4,104	4,183
7.75%, 10/15/2031 (e)		1,839	1,928
XPLR Infrastructure Operating Partners LP,
3.88%, 10/15/2026 (e)		291	280
8.38%, 01/15/2031 (e)		7,333	7,205

			241,350

Gas — 0.1%
AltaGas Ltd., (Canada), (CMT Index 5 Year + 3.57%), 7.20%, 10/15/2054 (e) (aa)		2,267	2,234
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.75%, 05/20/2027		1,650	1,586
5.88%, 08/20/2026		775	769
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		488	486
National Fuel Gas Co.,
5.50%, 10/01/2026		476	481
5.50%, 03/15/2030		965	981
National Gas Co. of Trinidad & Tobago Ltd, (Trinidad and Tobago), Reg. S, 6.05%, 01/15/2036		1,600	1,468
Southwest Gas Corp., 5.45%, 03/23/2028		72	73
Spire, Inc., 5.30%, 03/01/2026		671	675
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	100	100

			8,853

Water — 0.2%
Thames Water Utilities Finance plc, (United Kingdom), Reg. S, 4.00%, 04/18/2027	EUR	100	80
Thames Water Utilities Ltd., (United Kingdom), 03/22/2027 (e)	GBP	1	1

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Water — continued
Veolia Environnement SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	8,000	8,096
Reg. S, (EUR Swap Rate 5 Year + 2.82%), 5.99%, 11/22/2028 (x) (aa)	EUR	7,600	8,732

			16,909

Total Utilities			267,112

Total Corporate Bonds (Cost $6,505,045)			6,560,870

Foreign Government Securities — 8.4%
Abu Dhabi Government International Bond, (United Arab Emirates), Reg. S, 3.88%, 04/16/2050		1,300	1,014
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		8,500	7,533
Reg. S, 9.38%, 05/08/2048		5,900	4,663
Reg. S, 9.50%, 11/12/2025		2,400	2,397
Argentine Republic Government International Bond, (Argentina),
1.00%, 07/09/2029		2,052	1,582
SUB, 3.50%, 07/09/2041		35,800	20,559
SUB, 4.13%, 07/09/2035		1,600	994
Avenir Issuer III Ireland DAC, (Ireland), Reg. S, 6.00%, 03/22/2027		5,482	5,229
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		8,900	8,494
Reg. S, 5.63%, 09/30/2031		3,700	3,521
Bank Gospodarstwa Krajowego, (Poland),
Reg. S, 3.88%, 03/13/2035	EUR	3,800	4,031
Reg. S, 6.25%, 10/31/2028		2,500	2,624
6.25%, 07/09/2054 (e)		2,700	2,717
Benin Government International Bond, (Benin),
Reg. S, 6.88%, 01/19/2052	EUR	400	346
Reg. S, 7.96%, 02/13/2038		2,200	2,056
Bermuda Government International Bond, (Bermuda), Reg. S, 2.38%, 08/20/2030		1,575	1,368
Brazilian Government International Bond, (Brazil),
4.75%, 01/14/2050		800	563
6.13%, 01/22/2032		500	502
6.13%, 03/15/2034		950	923
7.13%, 05/13/2054		8,550	8,174
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 3.63%, 09/05/2032	EUR	7,800	8,546
Reg. S, 5.00%, 03/05/2037		3,300	3,191
Chile Government International Bond, (Chile),
3.50%, 04/15/2053		1,500	1,026
4.85%, 01/22/2029		6,400	6,424
4.95%, 01/05/2036		8,000	7,750
Colombia Government International Bond, (Colombia),
3.88%, 04/25/2027		1,280	1,242
5.00%, 06/15/2045		6,300	4,215
5.63%, 02/26/2044		8,100	6,027
7.50%, 02/02/2034		6,900	6,822
8.00%, 11/14/2035		1,500	1,507
8.38%, 11/07/2054		1,400	1,333
8.75%, 11/14/2053		700	694

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Costa Rica Government International Bond, (Costa Rica),
Reg. S, 5.63%, 04/30/2043		1,700	1,519
Reg. S, 7.30%, 11/13/2054		3,500	3,614
Development Bank of Kazakhstan JSC, (Kazakhstan), Reg. S, 5.75%, 05/12/2025		775	774
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		3,300	3,083
Reg. S, 5.30%, 01/21/2041		5,000	4,197
Reg. S, 5.95%, 01/25/2027		5,800	5,816
Reg. S, 6.00%, 02/22/2033		8,100	7,857
Reg. S, 6.85%, 01/27/2045		5,200	5,105
Reg. S, 6.88%, 01/29/2026		100	101
Reg. S, 8.63%, 04/20/2027		263	269
Ecuador Government International Bond, (Ecuador),
Reg. S, Zero Coupon, 07/31/2030		816	390
Reg. S, SUB, 5.00%, 07/31/2040		5,200	2,283
Reg. S, SUB, 5.50%, 07/31/2035		13,627	6,616
Reg. S, SUB, 6.90%, 07/31/2030		10,770	6,368
Egypt Government International Bond, (Egypt),
Reg. S, 3.88%, 02/16/2026		2,600	2,509
Reg. S, 4.75%, 04/16/2026	EUR	11,000	11,691
Reg. S, 5.88%, 02/16/2031		4,000	3,280
Reg. S, 6.38%, 04/11/2031	EUR	12,500	11,472
Reg. S, 7.30%, 09/30/2033		800	659
Reg. S, 7.50%, 02/16/2061		5,600	3,738
Reg. S, 7.63%, 05/29/2032		2,000	1,726
El Salvador Government International Bond, (El Salvador),
Reg. S, 7.12%, 01/20/2050		800	636
Reg. S, 7.65%, 06/15/2035		4,800	4,435
Reg. S, 8.25%, 04/10/2032		1,900	1,861
9.65%, 11/21/2054 (e)		6,100	6,111
Finance Department Government of Sharjah, (United Arab Emirates), Reg. S, 4.00%, 07/28/2050		3,100	2,007
Gabon Blue Bond Master Trust Series 2s, Reg. S, 6.10%, 08/01/2038		300	301
Gabon Government International Bond, (Gabon),
Reg. S, 6.63%, 02/06/2031		1,200	941
Reg. S, 6.95%, 06/16/2025		1,162	1,153
Ghana Government International Bond, (Ghana),
Zero Coupon, 07/03/2026 (e)		482	453
Reg. S, 1.50%, 01/03/2037		4,400	1,827
SUB, 5.00%, 07/03/2029 (e)		1,964	1,717
Reg. S, SUB, 5.00%, 07/03/2029		5,200	4,547
SUB, 5.00%, 07/03/2035 (e)		2,228	1,589
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		9,900	9,662
Reg. S, 5.38%, 04/24/2032		3,000	2,880
6.05%, 08/06/2031 (e)		1,300	1,295
Reg. S, 6.05%, 08/06/2031		200	199
6.55%, 02/06/2037 (e)		2,600	2,587
Reg. S, 6.55%, 02/06/2037		2,100	2,090
Reg. S, 6.60%, 06/13/2036		3,200	3,212
Honduras Government International Bond, (Honduras), 8.63%, 11/27/2034 (e)		1,400	1,387

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 8.38%, 03/24/2029		9,600	9,269
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	3,300	3,728
Oman Government International Bond, (Oman),
Reg. S, 4.75%, 06/15/2026		1,000	995
Reg. S, 6.25%, 01/25/2031		15,900	16,514
Reg. S, 6.75%, 01/17/2048		2,700	2,788
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		5,800	5,301
Pakistan Global Sukuk Programme Co. Ltd. (The), (Pakistan), Reg. S, 7.95%, 01/31/2029		500	467
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		2,000	1,896
Reg. S, 6.88%, 12/05/2027		3,700	3,373
Reg. S, 7.38%, 04/08/2031		1,800	1,536
Reg. S, 8.25%, 09/30/2025		3,600	3,585
Reg. S, 8.88%, 04/08/2051		6,100	4,791
Hungary Government International Bond, (Hungary),
Reg. S, 5.25%, 06/16/2029		2,400	2,390
Reg. S, 5.50%, 03/26/2036		2,100	2,008
Reg. S, 6.75%, 09/25/2052		2,600	2,665
Series 30Y, 7.63%, 03/29/2041		6,600	7,427
Indonesia Government International Bond, (Indonesia), Reg. S, 6.63%, 02/17/2037		3,900	4,282
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		900	882
Israel Government International Bond, (Israel),
Series 5Y, 5.38%, 03/12/2029		1,000	1,008
Series 10Y, 2.75%, 07/03/2030		7,500	6,618
Series 10Y, 5.50%, 03/12/2034		3,200	3,171
Series 30Y, 4.50%, 01/30/2043		400	337
Series 30Y, 5.75%, 03/12/2054		500	459
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	2,600	2,481
Reg. S, 5.25%, 03/22/2030	EUR	3,500	3,605
Reg. S, SUB, 5.75%, 12/31/2032		197	186
Reg. S, 6.88%, 10/17/2040	EUR	4,300	3,907
Reg. S, 8.25%, 01/30/2037		5,500	5,280
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		7,200	7,056
Reg. S, 7.38%, 10/10/2047		800	697
Korea National Oil Corp., (South Korea),
4.88%, 04/03/2029 (e)		1,500	1,513
Reg. S, 4.88%, 04/03/2029		200	202
Latvia Government International Bond, (Latvia), Reg. S, 5.13%, 07/30/2034		1,200	1,187
Magyar Export-Import Bank Zrt, (Hungary), Reg. S, 6.13%, 12/04/2027		4,900	4,989
Mexican Udibonos, (Mexico),
Series S, 2.75%, 11/27/2031	MXN	29,479	1,257
Series S, 3.00%, 12/03/2026	MXN	355,436	16,707
Mexico Government International Bond, (Mexico),
4.50%, 04/22/2029		200	194
5.00%, 05/07/2029		1,900	1,877
5.75%, 10/12/2110		3,800	2,976
6.00%, 05/13/2030		400	408
6.00%, 05/07/2036		1,500	1,448

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
6.40%, 05/07/2054		1,100	1,004
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		6,200	6,387
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		1,600	1,489
Reg. S, 4.45%, 07/07/2031		2,300	1,955
7.88%, 06/05/2029 (e)		300	308
Reg. S, 7.88%, 06/05/2029		100	103
8.65%, 01/19/2028 (e)		300	311
Reg. S, 8.65%, 01/19/2028		300	311
Montenegro Government International Bond, (Montenegro), 7.25%, 03/12/2031 (e)		1,700	1,740
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		1,700	1,513
National Bank of Uzbekistan, (Uzbekistan), Reg. S, 4.85%, 10/21/2025		500	495
Nigeria Government International Bond, (Nigeria),
Reg. S, 7.38%, 09/28/2033		4,809	4,060
Reg. S, 7.63%, 11/21/2025		6,400	6,415
Panama Government International Bond, (Panama),
3.16%, 01/23/2030		4,400	3,833
4.50%, 04/01/2056		5,200	3,158
6.85%, 03/28/2054		1,800	1,571
7.13%, 01/29/2026		500	508
7.50%, 03/01/2031		7,200	7,437
7.88%, 03/01/2057		4,000	3,918
8.00%, 03/01/2038		4,000	4,120
8.88%, 09/30/2027		12,600	13,561
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,300	1,972
Reg. S, 5.85%, 08/21/2033		4,900	4,880
6.00%, 02/09/2036 (e)		400	399
Reg. S, 6.00%, 02/09/2036		600	599
6.65%, 03/04/2055 (e)		1,200	1,206
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,200
8.50%, 03/04/2035 (e)	PYG	15,550,000	1,928
Perusahaan Penerbit SBSN Indonesia III, (Indonesia), Reg. S, 5.65%, 11/25/2054		1,000	969
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		9,800	5,242
3.60%, 01/15/2072		3,900	2,406
5.88%, 08/08/2054		1,690	1,634
6.55%, 03/14/2037		5,600	5,962
6.90%, 08/12/2037 (e)	PEN	6,300	1,686
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,104
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,400	1,632
3.70%, 03/01/2041		2,500	2,014
5.18%, 09/05/2049		1,200	1,122
6.38%, 10/23/2034		1,200	1,311
Qatar Government International Bond, (Qatar),
Reg. S, 4.82%, 03/14/2049		5,000	4,582
Reg. S, 5.10%, 04/23/2048		5,200	4,978
Reg. S, 6.40%, 01/20/2040		1,400	1,577
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,500	1,270

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.95%, 09/26/2029		2,200	1,969
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	3,700	3,145
Reg. S, 9.50%, 11/19/2025		267	266
Republic of Kenya Government International Bond, (Kenya),
Reg. S, 7.25%, 02/28/2028		1,400	1,347
Reg. S, 8.00%, 05/22/2032		2,100	1,888
9.50%, 03/05/2036 (e)		3,700	3,396
9.75%, 02/16/2031 (e)		2,800	2,741
Reg. S, 9.75%, 02/16/2031		4,600	4,502
Republic of Poland Government International Bond, (Poland),
4.88%, 02/12/2030		1,436	1,449
5.38%, 02/12/2035		2,100	2,110
5.50%, 04/04/2053		8,100	7,623
Republic of South Africa Government Bond, (South Africa),
Series 2035, 8.88%, 02/28/2035	ZAR	86,400	4,217
Series 2037, 8.50%, 01/31/2037	ZAR	59,900	2,716
Republic of South Africa Government International Bond, (South Africa),
4.85%, 09/30/2029		3,000	2,826
5.75%, 09/30/2049		2,800	2,063
5.88%, 09/16/2025		301	301
7.10%, 11/19/2036 (e)		2,700	2,617
7.30%, 04/20/2052		3,500	3,093
7.95%, 11/19/2054 (e)		2,700	2,539
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		3,300	2,758
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	2,700	2,387
Reg. S, 2.13%, 03/07/2028	EUR	1,100	1,129
Reg. S, 2.63%, 12/02/2040	EUR	5,100	3,326
Reg. S, 5.13%, 09/24/2031	EUR	1,400	1,462
Reg. S, 5.25%, 11/25/2027		578	576
5.75%, 03/24/2035 (e)		1,000	903
Reg. S, 5.75%, 03/24/2035		300	271
5.88%, 01/30/2029 (e)		2,670	2,659
Reg. S, 5.88%, 01/30/2029		4,150	4,133
Reg. S, 6.13%, 01/22/2044		900	787
Reg. S, 6.38%, 09/18/2033	EUR	1,700	1,873
6.38%, 01/30/2034 (e)		1,800	1,737
Reg. S, 6.38%, 01/30/2034		1,800	1,737
Rwanda International Government Bond, (Rwanda), Reg. S, 5.50%, 08/09/2031		1,100	889
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.45%, 02/02/2061		5,700	3,533
Reg. S, 3.75%, 01/21/2055		1,400	952
Reg. S, 4.38%, 04/16/2029		5,100	5,036
Reg. S, 5.00%, 01/16/2034		2,000	1,985
5.13%, 01/13/2028 (e)		570	577
Reg. S, 5.75%, 01/16/2054		1,800	1,717
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	2,900	2,723
Reg. S, 5.38%, 06/08/2037	EUR	5,500	3,968

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 6.25%, 05/23/2033		3,500	2,612
Series 7Y, Reg. S, 7.75%, 06/10/2031		700	592
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	2,500	1,974
6.00%, 06/12/2034 (e)		1,400	1,385
Reg. S, 6.00%, 06/12/2034		1,700	1,681
Reg. S, 6.25%, 05/26/2028		5,600	5,719
Reg. S, 6.50%, 09/26/2033		1,000	1,029
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,500	2,511
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, SUB, 3.60%, 06/15/2035		7,600	5,130
Reg. S, SUB, 3.60%, 02/15/2038		3,200	2,508
State of Israel, (Israel), Series 10Y, 2.50%, 01/15/2030		3,700	3,265
Trinidad & Tobago Government International Bond, (Trinidad and Tobago),
5.95%, 01/14/2031 (e)		700	682
Reg. S, 5.95%, 01/14/2031		200	195
Turkiye Government Bond, (Turkey),
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 45.03%, 05/17/2028 (aa)	TRY	67,300	1,676
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 45.73%, 05/20/2026 (aa)	TRY	9,600	253
Series 5Y, (Turkish Lira Overnight Reference Rate + 0.00%), 45.73%, 08/19/2026 (aa)	TRY	45,900	1,188
Series 10Y, 27.70%, 09/27/2034	TRY	145,300	3,427
Turkiye Government International Bond, (Turkey),
Series 5Y, 6.38%, 10/14/2025		825	830
Series 6Y, 9.38%, 03/14/2029		3,200	3,482
Series 10Y, 7.63%, 05/15/2034		6,900	6,947
Series 30Y, 5.75%, 05/11/2047		9,100	6,802
Series 30Y, 6.88%, 03/17/2036		7,900	7,531
Turkiye Ihracat Kredi Bankasi A/S, (Turkey),
7.50%, 02/06/2028 (e)		500	504
Reg. S, 7.50%, 02/06/2028		200	201
Ukraine Government International Bond, (Ukraine),
Reg. S, SUB, 0.00%, 02/01/2030		900	467
Reg. S, SUB, 0.00%, 02/01/2034		8,500	3,364
Reg. S, SUB, 0.00%, 02/01/2035		2,400	1,320
Reg. S, SUB, 0.00%, 02/01/2036		200	114
Reg. S, SUB, 1.75%, 02/01/2029		2,200	1,431
Reg. S, SUB, 1.75%, 02/01/2034		10,800	5,781
Reg. S, SUB, 1.75%, 02/01/2035		2,600	1,366
Reg. S, SUB, 1.75%, 02/01/2036		2,600	1,342
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050		4,100	3,801
5.75%, 10/28/2034		2,500	2,601
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028		3,200	2,867

Total Foreign Government Securities (Cost $702,545)			701,858

Mortgage-Backed Security — 0.0% (g)
FHLMC Pool, 4.15%, 10/01/2029 (Cost $443)		450	442

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 1.3%
U.S. Treasury Notes,
2.75%, 04/30/2027 (ff)	740	723
3.75%, 12/31/2028 (ee)	6,020	5,979
4.13%, 10/31/2026 (hh) (jj)	23,225	23,277
4.13%, 11/15/2027	11,125	11,182
4.25%, 01/31/2026 (ee) (ff)	22,650	22,672
4.25%, 11/30/2026	38,992	39,167
4.25%, 12/31/2026	9,600	9,647

Total U.S. Treasury Obligations (Cost $112,188)		112,647

	SHARES
Common Stocks — 0.2%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a) (bb) (cc)	4	1,231

Communications — 0.1%
Internet — 0.0% (g)
Xplore, Inc., (Canada) (a)	51	190

		190

Media — 0.0% (g)
Diamond Sports Group LLC (a)	137	2,320

Telecommunications — 0.1%
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica) (a)	856	5,137
Intelsat SA, (Luxembourg) (a)	87	3,162

		8,299

Total Communications		10,809

Financial — 0.0%
Real Estate — 0.0%
ADLER Group SA, (Luxembourg) (a) (bb) (cc)	1,268	—

Utilities — 0.1%
Electric — 0.1%
Heritage Power LLC (a)	47	1,209

Total Utilities		1,209

Total Common Stocks (Cost $11,035)		13,249

Preferred Stocks — 0.1%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Bermuda) (a) (bb) (cc)	56	636
Qwest Corp., 6.75%, 06/15/2057	40	663

Total Communications		1,299

Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring (a) (bb) (cc)	6	6,467

Total Preferred Stocks (Cost $7,427)		7,766

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — 5.0% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
Consolidated Energy Finance SA, 2024 Incremental Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.50%), 8.81%, 11/15/2030 (u) (aa)		3,445	3,305
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.04%, 10/04/2029 (aa)		3,485	3,447
Ecovyst Catalyst Technologies LLC, Second Amendment Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.29%, 06/12/2031 (aa)		995	978
Herens Holdco Sarl, Facility B (USD), (Luxembourg), (CME Term SOFR 3 Month + 3.93%), 8.32%, 07/03/2028 (u) (aa)		2,420	2,222
TPC Group Inc., Initial Term Loan, (CME Term SOFR 6 Month + 5.75%), 9.95%, 12/16/2031 (aa)		2,445	2,392
Venator Materials LLC, First Out TLB, (CME Term SOFR 3 Month + 8.00%), 12.30%, 07/16/2026 (aa)		948	948
Venator Materials LLC, First-Out Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.31%, 01/16/2026 (aa)		925	925
Venator Materials LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.30%, 10/12/2028 (aa)		1,318	1,186

			15,403

Forest Products & Paper — 0.0% (g)
Glatfelter Corp., Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.56%, 11/04/2031 (aa)		948	944

Total Basic Materials			16,347

Communications — 1.2%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.44%, 08/21/2028 (aa)		2,710	2,687
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.39%, 04/11/2029 (aa)		4,066	3,493

			6,180

Internet — 0.2%
AVIV Group GmbH, Term Loan (First Lien), 01/29/2032 (u)	EUR	3,824	4,130
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 11/30/2027 (aa)		1,363	1,361
Gen Digital, Inc., Initial Tranche A Term Loan, (CME Term SOFR 1 Month + 1.50%), 5.92%, 09/10/2027 (aa)		1,563	1,557
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 0.00%), 8.57%, 05/03/2028 (aa)		2,730	2,582
MH SUB I LLC, 2024 December New Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.57%, 12/31/2031 (aa)		1,848	1,690
Proofpoint, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.32%, 08/31/2028 (aa)		1,024	1,019

			12,339

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Media — 0.4%
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.82%, 01/18/2028 (u) (aa)		14,978	14,460
CSC Holdings LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 9.00%, 04/15/2027		424	398
Diamond Sports Net LLC, Term Loan (First Lien), (PIK Interest 3 Month + 15.00%), 15.00%, 01/02/2028		907	823
DIRECTV Financing LLC, 2025 Incremental Term B Loan, (CME Term SOFR 3 Month + 5.50%), 9.81%, 01/17/2031 (u) (aa)		6,730	6,406
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.55%, 08/02/2027 (aa)		290	290
E.W. Scripps Co., (The), Tranche B-2 Term Loan, (CME Term SOFR 1 Month + 0.00%), 7.00%, 05/01/2026 (aa)		98	97
Gold Rush Bidco Ltd., Facility B, (EURIBOR 3 Month + 4.00%), 6.56%, 05/16/2031 (u)	EUR	2,500	2,698
Gray Television, Inc., Term D Loan, (CME Term SOFR 1 Month + 3.00%), 7.44%, 12/01/2028 (u) (aa)		1,358	1,241
Gray Television, Inc., Term F Loan, (CME Term SOFR 1 Month + 5.25%), 9.57%, 06/04/2029 (aa)		491	474
iHeartCommunications, Inc., Initial Term Loan, 05/01/2029 (u) (aa)		1,072	870
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 7.69%, 09/25/2026 (aa)		6,851	5,850
Summer BC Bidco B LLC, Extended Facility B (USD), (CME Term SOFR 3 Month + 5.00%), 9.32%, 02/15/2029 (u) (aa)		989	985
Virgin Media Bristol LLC, Facility Q, (CME Term SOFR 1 Month + 3.25%), 7.68%, 01/31/2029 (aa)		1,225	1,200
Virgin Media Bristol LLC, N Facility, (CME Term SOFR 1 Month + 2.50%), 6.93%, 01/31/2028 (aa)		1,017	988

			36,780

Telecommunications — 0.5%
Altice Financing SA, 2022 Refinancing Dollar Commitments, (Luxembourg), (CME Term SOFR 3 Month + 5.00%), 9.30%, 10/31/2027 (aa)		2,735	2,226
Altice France S.A., EUR TLB-[14] Loan, (EURIBOR 3 Month + 5.50%), 8.29%, 08/15/2028	EUR	6,140	5,942
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan (2024), (CME Term SOFR 1 Month + 3.50%), 7.82%, 12/11/2026 (u) (aa)		253	251
Digicel International Finance Ltd., Initial Term Loan (First Lien), (Saint Lucia), (CME Term SOFR 3 Month + 5.25%), 9.64%, 05/25/2027 (aa)		1,553	1,522
Level 3 Financing, Inc., Term B-3 Refinancing Loan, (CME Term SOFR 3 Month + 4.25%), 8.57%, 03/27/2032 (u) (aa)		9,019	8,898
Lorca Telecom Bidco, SA, Facility B5, (EURIBOR 3 Month + 3.75%), 6.22%, 03/25/2031 (u)	EUR	2,000	2,139
Lumen Technologies, Inc., Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.32%, 06/01/2028 (aa)		267	266
Lumen Technologies, Inc., Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 6.79%, 04/15/2029 (d) (u) (aa)		2,646	2,540
Lumen Technologies, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 2.35%), 6.79%, 04/15/2030 (d) (u) (aa)		2,094	2,008
Odido Holding BV, Facility B2, (EURIBOR 3 Month + 3.15%), 5.51%, 03/30/2029 (u)	EUR	6,277	6,735
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.94%, 05/30/2030 (aa)		1,746	1,585

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Telecommunications — continued
Xplore, Inc., Initial Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 1.50%), 6.05%, 10/24/2029 (aa)		223	216
Xplore, Inc., Second Out Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 1.50%), 6.15%, 10/24/2031 (aa)		780	609
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.44%, 03/09/2027 (aa)		10,357	9,619

			44,556

Total Communications			99,855

Consumer Cyclical — 0.7%
Airlines — 0.0% (g)
Vista Management Holding, Inc., (CME Term SOFR 3 Month + 3.75%), 8.05%, Term Loan, 07/01/2025 (u) (aa)		450	447

Auto Parts & Equipment — 0.2%
Clarios Global LP, Amendment No. 6 Dollar Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 7.07%, 01/28/2032 (aa)		4,656	4,580
First Brands Group LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 3 Month + 8.50%), 13.05%, 03/30/2028 (aa)		6,382	5,712
Tenneco, Inc., Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.17%, 11/17/2028 (aa)		2,139	2,065
Tenneco, Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.42%, 11/17/2028 (u) (aa)		1,161	1,128

			13,485

Distribution/Wholesale — 0.0% (g)
Parts Europe, 2024 Additional Term Facility, (France), (EURIBOR 3 Month + 3.25%), 5.95%, 02/03/2031	EUR	3,000	3,238
Entertainment — 0.1%
EOC Borrower LLC, Term Loan B, (CME Term SOFR 3 Month + 3.00%), 7.57%, 03/24/2032 (u) (aa)		4,235	4,227
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 9.05%, 11/01/2029 (aa)		1,119	1,100
Motion Acquisition Ltd., Facility B (USD) Loan, (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 7.80%, 11/12/2029 (u) (aa)		283	272

			5,599

Home Builders — 0.0% (g)
Tecta America Corp., Closing Date Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 02/18/2032 (aa)		1,150	1,140

Housewares — 0.0% (g)
SWF Holdings I Corp., Tranche A-1 Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.82%, 12/19/2029 (d) (aa)		364	366
SWF Holdings I Corp., Tranche A-2 Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.44%, 10/06/2028 (aa)		332	271

			637

Leisure Time — 0.0% (g)
City Football Group Ltd., Term B-1 Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.50%), 7.94%, 07/21/2030 (aa)		1,166	1,149

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Leisure Time — continued
Life Time, Inc., 2024 New Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.80%, 11/05/2031 (aa)		427	425

			1,574

Lodging — 0.0% (g)
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 6.17%, 04/08/2027 (u) (aa)		1,246	1,244

Retail — 0.4%
Breitling Holdings Sarl, Facility B, (Luxembourg), (EURIBOR 6 Month + 0.00%), 6.48%, 10/25/2028	EUR	6,500	6,834
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.55%, 01/29/2031 (u) (aa)		5,692	5,161
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.57%, 01/31/2028 (u) (aa)		177	167
Great Outdoors Group LLC, Term B-3 Loan, (CME Term SOFR 1 Month + 3.25%), 7.57%, 01/23/2032 (aa)		1,680	1,674
Gulfside Supply, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.30%, 06/17/2031 (aa)		343	339
LBM Acquisition LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 8.17%, 12/17/2027 (aa)		746	729
Marshall Group Holding Sarl, Term Loan B, 03/20/2032 (u)	EUR	3,615	3,880
PetSmart LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.17%, 02/11/2028 (aa)		1,219	1,197
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 7.94%, 12/17/2027 (aa)		104	100
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 7.94%, 12/17/2027 (aa)		60	57
Sabre GLBL, Inc., 2024 Term B-2 Loan, (CME Term SOFR 1 Month + 6.00%), 10.42%, 11/15/2029 (aa)		145	140
Sabre GLBL Inc., 2022 Other Term B Loan, (CME Term SOFR 1 Month + 4.25%), 8.67%, 06/30/2028 (aa)		65	62
Sabre GLBL Inc., 2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 10.42%, 11/15/2029 (aa)		696	679
White Cap Supply Holdings LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.57%, 10/19/2029 (aa)		8,659	8,381

			29,400

Total Consumer Cyclical			56,764

Consumer Non-cyclical — 1.0%
Commercial Services — 0.2%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.17%, 05/12/2028 (aa)		2,069	2,065
Champions Holdco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 9.07%, 02/23/2029 (aa)		1,985	1,781
Jupiter Buyer, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.75%), 9.07%, 11/01/2031 (aa)		737	736
Lernen Bidco Ltd., Facility B2 (USD), (United Kingdom), (SOFR 6 Month + 4.00%), 8.31%, 10/27/2031		3,741	3,733

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Commercial Services —continued
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan, (Canada), (CME Term SOFR 1 Month + 3.00%), 7.32%, 11/17/2031 (u) (aa)		1,325	1,315
Raven Acquisition Holdings LLC, Initial Term Loan, (CME Term SOFR 1 Month + 0.00%), 7.57%, 11/19/2031 (u) (aa)		2,368	2,337
Vortex Opco LLC, Second-Out New Money Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.25%), 8.66%, 12/17/2028 (aa)		358	169
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.82%, 01/30/2031 (u) (aa)		3,307	3,254

			15,390

Food — 0.1%
ECOTONE HoldCo III, Facility B2, (EURIBOR 1 Month + 4.50%), 6.86%, 09/30/2029	EUR	6,331	6,840

Healthcare - Products — 0.0% (g)
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 3.25%), 7.67%, 05/10/2027 (aa)		5,080	5,058

Healthcare - Services — 0.3%
Chrome Bidco, Incremental TLC Facility, (EURIBOR 1 Month + 3.95%), 6.31%, 02/16/2029 (u)	EUR	1,864	1,657
Cidron Atrium SE, Facility B1 (First Lien), (Germany), (EURIBOR 1 Month + 5.00%), 7.35%, 05/22/2028 (u)	EUR	2,500	2,705
HomeVi, Senior Facility B3, (France), (EURIBOR 3 Month + 5.00%), 7.61%, 10/31/2029 (u)	EUR	6,500	6,996
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 0.00%), 8.05%, 05/17/2031 (aa)		2,122	2,055
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.82%, 05/19/2031 (aa)		1,022	981
MPH Acquisition Holdings LLC, Exchange First Out Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.04%, 12/31/2030 (d) (u) (aa)		1,564	1,546
MPH Acquisition Holdings LLC, Second Out Term Loan, (CME Term SOFR 3 Month + 4.60%), 9.15%, 12/31/2030 (d) (u) (aa)		1,186	972
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 6.50%), 10.89%, 01/29/2028 (f) (aa)		665	520
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.30%, 09/27/2030 (aa)		6,058	5,779

			23,211

Pharmaceuticals — 0.4%
1261229 B.C. Ltd., Term Loan B, (CME Term SOFR 3 Month + 6.25%), 10.57%, 09/25/2030 (u) (aa)		4,949	4,751
Bausch Health Companies, Inc., Second Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 5.25%), 9.67%, 02/01/2027 (u) (aa)		14,714	14,689
Cooper Consumer Health, Facility B3, (EURIBOR 3 Month + 4.00%), 6.36%, 11/06/2028	EUR	3,775	4,072
Elanco Animal Health, Inc., Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.17%, 08/01/2027 (aa)		1,713	1,709
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 0.00%), 8.32%, 04/23/2031 (u) (aa)		1,422	1,408
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 8.40%, 10/01/2027 (aa)		2,649	2,479
Skio Bidco BV, Term Loan B, 02/27/2032 (u)	EUR	4,426	4,778

			33,886

Total Consumer Non-cyclical			84,385

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Diversified — 0.0% (g)
Holding Companies—Diversified — 0.0% (g)
GN Loanco LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.79%, 12/19/2030 (aa)	1,465	1,420

Energy — 0.0% (g)
Oil & Gas Services — 0.0% (g)
Star Holding LLC, Term B Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 8.82%, 07/31/2031 (u) (aa)	1,726	1,681

Pipelines — 0.0% (g)
Buckeye Partners, LP, 2024 Tranche B-5 Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.07%, 11/01/2026 (aa)	753	753

Total Energy		2,434

Financial — 0.4%
Banks — 0.0% (g)
Ziraat Katilim Bankasi Anonim Sirketi, Tranche B, (CME Term SOFR 3 Month + 3.10%), 7.40%, 06/15/2034 (aa) (bb) (cc)	2,400	2,400

Diversified Financial Services — 0.1%
Corpay Technologies Operating Co. LLC, Term B-5 Loan, (CME Term SOFR 1 Month + 1.75%), 6.07%, 04/28/2028 (aa)	1,485	1,479
CPI Holdco B LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.32%, 05/17/2031 (u) (aa)	658	651
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.75%), 11.31%, 04/07/2028 (aa)	653	622
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/09/2027 (aa)	895	847
Setanta Aircraft Leasing Designated Activity Co., New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 6.05%, 11/05/2028 (aa)	119	119

		3,718

Insurance — 0.2%
Acrisure LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 0.00%), 7.32%, 11/06/2030 (aa)	1,493	1,480
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.82%, 02/14/2031 (u) (aa)	2,072	2,074
Asurion LLC, New B-12 Term Loan (First Lien), (CME Term SOFR 1 Month + 0.00%), 8.57%, 09/19/2030 (aa)	5,069	4,998
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.69%, 01/20/2029 (aa)	2,910	2,688
Asurion LLC, New B-8 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.69%, 12/23/2026 (u) (aa)	962	960
Asurion LLC, New B-9 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.69%, 07/31/2027 (u) (aa)	1,832	1,816
Truist Insurance Holdings LLC, Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 7.05%, 05/06/2031 (aa)	538	533
Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 9.05%, 05/06/2032 (aa)	2,094	2,109
USI, Inc., 2024-C Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.55%, 09/29/2030 (aa)	1,978	1,957

		18,615

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Investment Companies — 0.1%
Osmosis Buyer Ltd., 2025 Refinancing Term B Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 07/31/2028 (aa)		3,491	3,456

Real Estate — 0.0% (g)
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.94%, 06/02/2028 (aa)		739	723
PHM Group Holding Oyj, Term Loan B, 02/25/2032 (u)	EUR	2,500	2,682

			3,405

Total Financial			31,594

Government — 0.1%
Sovereign — 0.1%
Republic of Cote d’Ivoire, Term Loan, (EURIBOR 6 Month + 3.05%), 5.40%, 02/11/2034 (bb) (cc)	EUR	4,000	4,310
Republic of Tanzania, Term Loan, (CME Term SOFR 6 Month + 5.47%), 9.75%, 06/20/2030 (aa) (bb) (cc)		5,000	4,981

Total Government			9,291

Industrial — 0.5%
Aerospace/Defense — 0.0% (g)
Azorra Soar TLB Finance Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 3.50%), 7.80%, 10/18/2029 (aa)		1,105	1,107
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, (CME Term SOFR 1 Month + 0.00%), 6.32%, 10/31/2031 (u) (aa)		308	307
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, (CME Term SOFR 1 Month + 0.00%), 6.32%, 10/31/2031 (u) (aa)		117	117

			1,531

Building Materials — 0.1%
Cornerstone Building Brands, Inc., Tranche C Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.82%, 05/15/2031 (aa)		340	279
ECO Material Technologies Inc., Initial Term Loan, (CME Term SOFR 6 Month + 3.25%), 7.47%, 02/12/2032 (u) (aa)		1,333	1,327
Hobbs & Associates LLC, Closing Date Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 07/23/2031 (u) (aa)		49	48
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.57%, 02/10/2032 (u) (aa)		2,440	2,410
Wilsonart LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.55%, 08/05/2031 (aa)		2,784	2,642

			6,706

Electronics — 0.1%
Likewize Corp., Closing Date Term Loan, (CME Term SOFR 3 Month + 5.75%), 10.05%, 08/27/2029 (aa)		1,802	1,764
LSF12 Crown US Commercial Bidco LLC, Term Loan, (CME Term SOFR 1 Month + 4.25%), 8.57%, 12/02/2031 (aa)		2,434	2,384

			4,148

Engineering & Construction — 0.1%
Apple Bidco LLC, Amendment No. 5 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.82%, 09/23/2031 (u) (aa)		1,952	1,935

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Engineering & Construction —continued
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.79%, 08/01/2030 (aa)	8,120	7,664

		9,599

Environmental Control — 0.0% (g)
GFL Environmental Services Inc., Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.82%, 03/03/2032 (u) (aa)	2,679	2,650

Machinery - Diversified — 0.1%
American Airlines Group Inc., (CME Term SOFR 1 Month + 0.00%), 6.58%, 04/20/2028	630	643
GrafTech Global Enterprises, Inc., Term Loan, (CME Term SOFR 3 Month + 6.00%), 10.30%, 12/21/2029 (d) (aa)	1,263	1,287
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 4.50%), 8.78%, 02/15/2029 (u) (aa)	3,772	3,751

		5,681

Metal Fabricate/Hardware — 0.0% (g)
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.82%, 08/16/2029 (u) (aa)	556	555
Doncasters US Finance LLC, Initial Term Loan, (CME Term SOFR 3 Month + 6.50%), 10.80%, 04/23/2030 (aa)	2,208	2,230

		2,785

Packaging & Containers — 0.1%
Berry Global, Inc., Term AA Loan, (CME Term SOFR 1 Month + 1.75%), 6.19%, 07/01/2029 (aa)	482	482
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 9.14%, 06/28/2028 (aa)	1,456	1,373
LABL, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.42%, 10/30/2028 (aa)	2,225	1,838

		3,693

Transportation — 0.0% (g)
Genesee & Wyoming, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 1.75%), 6.05%, 04/10/2031 (aa)	1,218	1,206

Total Industrial		37,999

Technology — 0.9%
Computers — 0.2%
Atlas CC Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 8.82%, 05/25/2028 (aa)	1,204	717
Atlas CC Acquisition Corp., Term C Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 8.82%, 05/25/2028 (aa)	245	146
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.29%, 12/09/2031 (u) (aa)	5,000	4,937
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 03/01/2029 (u) (aa)	1,728	1,646
NCR Atleos Corp., New Term B Loan, (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/16/2029 (aa)	683	684
X Corp., Tranche B-3 Term Loan (First Lien), 9.50%, 10/26/2029 (u)	4,317	4,426

		12,556

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — 0.7%
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 12/11/2028 (u) (aa)	1,705	1,683
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.17%, 12/10/2029 (aa)	215	214
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 02/15/2029 (u) (aa)	12,222	12,050
Boxer Parent Co. Inc., 2031 Replacement Dollar Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.29%, 07/30/2031 (u) (aa)	2,297	2,254
Boxer Parent Co. Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 10.04%, 07/30/2032 (aa)	1,366	1,311
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.55%, 07/06/2029 (aa)	3,576	3,060
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.80%, 03/30/2029 (aa)	3,989	3,948
Cloud Software Group, Inc., Sixth Amendment Term Loan, (CME Term SOFR 3 Month + 3.75%), 8.05%, 03/21/2031 (aa)	4,822	4,770
Cotiviti, Inc., Initial Fixed Rate Term Loan, 7.63%, 05/01/2031	14,063	13,835
Cotiviti, Inc., Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 05/01/2031 (aa)	3,970	3,881
Ellucian Holdings, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 9.07%, 11/22/2032 (aa)	5,738	5,815
Mitchell International, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.57%, 06/17/2031 (u) (aa)	3,114	3,074
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.30%, 06/02/2028 (aa)	1,833	1,751
RealPage, Inc., Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/24/2028 (aa)	1,318	1,317
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.56%, 04/24/2028 (aa)	2,877	2,835
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.69%, 07/14/2028 (aa)	1,811	1,553

		63,351

Total Technology		75,907

Utilities — 0.0% (g)
Electric — 0.0% (g)
Calpine Corp., 2024-2 Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.08%, 02/15/2032 (u) (aa)	1,050	1,046
Heritage Power LLC, Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.80%, 07/20/2028 (aa)	160	157

Total Utilities		1,203

Total Loan Assignments (Cost $422,453)		417,199

	NUMBER OF WARRANTS
Warrant — 0.0% (g)
Communications — 0.0% (g)
Media — 0.0% (g)
Diamond Sports Group LLC, expiring, expiring 06/30/2026 (a) (bb) (cc) (Cost $-)	256	177

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 3.0%
Corporate Bond — 0.0% (g)
Pacific Gas and Electric Co., (SOFR Compounded Index + 0.95%), 5.31%, 09/04/2025 (n) (aa)		343	343

Time Deposits — 2.8%
Australia & New Zealand Banking Group Ltd., 3.68%, 04/01/2025		9,187	9,187
BNP Paribas SA, 1.56%, 04/01/2025	CAD	1	1
Brown Brothers Harriman & Co., 5.32%, 04/01/2025	ZAR	43	2
Citibank NA,
1.35%, 04/01/2025	EUR	103,750	112,185
3.68%, 04/01/2025		1,121	1,121
Royal Bank of Canada,
3.42%, 04/01/2025	GBP	7,430	9,597
3.68%, 04/01/2025		1,357	1,357
Skandinaviska Enskilda Banken AB, 0.00%, 04/01/2025	CHF	82	93
Sumitomo Mitsui Banking Corp., 0.11%, 04/01/2025	JPY	6,897	46
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025		101,078	101,078

Total Time Deposits			234,667

U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills,
4.21%, 04/01/2025 (n)		4,900	4,900
4.24%, 05/29/2025 (n) (ii)		2,200	2,185
4.25%, 04/10/2025 (n)		3,400	3,396
4.25%, 05/22/2025 (n) (ee)		5,600	5,567
4.27%, 05/08/2025 (n) (ii)		1,459	1,453

Total U.S. Treasury Obligations			17,501

Total Short-Term Investments (Cost $252,511)			252,511

Total Investments — 98.7% (Cost - $8,236,081) *			8,288,716
Other Assets in Excess of Liabilities — 1.3%			111,530

NET ASSETS — 100.0%			$8,400,246

Percentages indicated are based on net assets.

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro BOBL	298	06/2025	EUR	38,093	(137)
Euro Schatz	747	06/2025	EUR	86,355	36
U.S. Treasury 2 Year Note	825	06/2025	USD	170,205	712
U.S. Treasury 5 Year Note	677	06/2025	USD	72,533	689
U.S. Treasury 10 Year Note	781	06/2025	USD	85,862	1,000
U.S. Treasury Long Bond	43	06/2025	USD	4,940	103
U.S. Treasury Ultra Bond	72	06/2025	USD	8,705	97

					2,500

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025 (continued):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro BOBL	(1)	06/2025	EUR	(128)	1
U.S. Treasury 5 Year Note	(233)	06/2025	USD	(24,915)	(285)
U.S. Treasury Ultra Bond	(1)	06/2025	USD	(120)	(3)

					(287)

Total unrealized appreciation (depreciation)					2,213

Forward foreign currency exchange contracts outstanding as of March 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD			COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
BRL	4,068	USD	709		Citibank, NA	04/02/2025	4
BRL	12	USD	2		Citibank, NA	04/02/2025	—	(h)
EUR	81,027	USD	87,396		Morgan Stanley & Co.	04/02/2025	219
TRY	115,333	USD	3,021		Barclays Bank plc	04/02/2025	18
EGP	148,444	USD	2,876		Bank of America, NA	04/07/2025	52
EGP	1	USD	—	(h)	Morgan Stanley & Co.	04/07/2025	—	(h)
USD	3,553	EUR	3,251		Citibank, NA	04/07/2025	36
USD	4,384	EUR	4,037		Citibank, NA	04/07/2025	17
EUR	4,564	USD	4,933		Citibank, NA	04/07/2025	3
EUR	199,519	USD	215,757		Citibank, NA	04/07/2025	40
EUR	201,450	USD	217,853		Citibank, NA	04/07/2025	32
EUR	200,807	USD	217,163		Citibank, NA	04/07/2025	26
EUR	200,163	USD	216,457		Citibank, NA	04/07/2025	36
EUR	10,000	USD	10,503		Citibank, NA	04/07/2025	312
EUR	6,500	USD	6,801		Citibank, NA	04/07/2025	229
EUR	6,690	USD	6,921		Citibank, NA	04/07/2025	314
EUR	4,832	USD	4,969		Citibank, NA	04/07/2025	257
EUR	35,000	USD	36,795		Citibank, NA	04/07/2025	1,060
USD	2,409	EUR	2,220		Citibank, NA	04/07/2025	9
GBP	9,000	USD	11,335		Citibank, NA	04/07/2025	291
GBP	11,000	USD	14,197		Citibank, NA	04/07/2025	12
USD	3,803	EUR	3,500		Brown Brothers Harriman & Co.	04/14/2025	16
NGN	307,066	USD	197		Bank of America, NA	04/14/2025	1
USD	13	PYG	103,545		Bank of America, NA	04/14/2025	—	(h)
USD	1,265	TRY	47,709		Morgan Stanley & Co.	04/15/2025	31
USD	6,600	ZAR	120,659		Morgan Stanley & Co.	04/16/2025	27
CZK	4,156	USD	178		Morgan Stanley & Co.	04/17/2025	3
TRY	1,872	USD	48		Barclays Bank plc	04/21/2025	—	(h)
TRY	1,633	USD	40		Barclays Bank plc	04/21/2025	2
TRY	3,901	USD	99		Barclays Bank plc	04/21/2025	1
TRY	2,021	USD	49		Barclays Bank plc	04/21/2025	2
TRY	6,224	USD	158		Barclays Bank plc	04/21/2025	1
TRY	5,949	USD	148		Barclays Bank plc	04/21/2025	4
TRY	1,919	USD	49		Barclays Bank plc	04/21/2025	—	(h)
TRY	2,353	USD	60		Barclays Bank plc	04/21/2025	1
TRY	11,837	USD	300		Barclays Bank plc	04/25/2025	2
EGP	69,916	USD	1,347		Citibank, NA	04/28/2025	17

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
INR	2,192	USD	25	Citibank, NA	04/28/2025	—	(h)
INR	2,269	USD	26	Citibank, NA	04/28/2025	1
USD	2,549	GBP	1,968	Bank of America, NA	05/02/2025	7
EGP	12,930	USD	245	Citibank, NA	05/05/2025	6
EGP	6,091	USD	116	Citibank, NA	05/05/2025	3
EGP	62,172	USD	1,200	Bank of America, NA	05/12/2025	5
EGP	62,069	USD	1,156	Bank of America, NA	05/14/2025	45
USD	65	TRY	2,562	Barclays Bank plc	05/22/2025	2
EGP	69,174	USD	1,303	Citibank, NA	06/11/2025	19
USD	2,172	CHF	1,900	Brown Brothers Harriman & Co.	06/13/2025	6
USD	101,309	EUR	93,000	Brown Brothers Harriman & Co.	06/13/2025	338
USD	27,800	GBP	21,500	Brown Brothers Harriman & Co.	06/13/2025	30
USD	519	GBP	400	Brown Brothers Harriman & Co.	06/13/2025	2
USD	1,295	GBP	1,000	Brown Brothers Harriman & Co.	06/13/2025	3
USD	1,295	GBP	1,000	Brown Brothers Harriman & Co.	06/13/2025	4
USD	37	TRY	1,459	Barclays Bank plc	06/13/2025	1
TRY	1,522	USD	37	Barclays Bank plc	06/13/2025	—	(h)
EGP	64,917	USD	1,233	Morgan Stanley & Co.	06/18/2025	4
USD	65,150	EUR	59,416	Citibank, NA	06/18/2025	622
USD	84	EUR	76	UBS AG LONDON	06/18/2025	1
USD	111	EUR	102	UBS AG LONDON	06/18/2025	—	(h)
USD	14,282	GBP	11,052	UBS AG LONDON	06/18/2025	7
USD	20,158	MXN	415,898	Bank of America, NA	06/18/2025	45
USD	1,837	PEN	6,705	Citibank, NA	06/18/2025	15
USD	279	PEN	1,027	Citibank, NA	06/18/2025	—	(h)
USD	32	TRY	1,290	Barclays Bank plc	06/25/2025	1
BRL	4,160	USD	700	Citibank, NA	07/02/2025	14
USD	219,794	EUR	202,094	Citibank, NA	07/09/2025	47
USD	220,492	EUR	202,737	Citibank, NA	07/09/2025	45
USD	222,102	EUR	204,216	Citibank, NA	07/09/2025	47
USD	207,449	GBP	160,173	Citibank, NA	07/09/2025	568
EGP	104,659	USD	1,928	Citibank, NA	07/21/2025	38
EGP	456,288	USD	8,400	Citibank, NA	07/21/2025	171
USD	1,640	PEN	5,957	Citibank, NA	07/24/2025	23
EGP	36,314	USD	660	Citibank, NA	08/26/2025	12

Total unrealized appreciation						5,207

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	700	BRL	4,080	Citibank, NA	04/02/2025	(15)
USD	542	EUR	518	Bank of America, NA	04/02/2025	(18)
USD	294	EUR	282	Bank of America, NA	04/02/2025	(11)
USD	81,259	EUR	77,780	Bank of America, NA	04/02/2025	(2,844)
USD	4,281	EUR	3,962	Barclays Bank plc	04/02/2025	(3)
EUR	1,016	USD	1,103	Barclays Bank plc	04/02/2025	(4)
EUR	499	USD	543	Barclays Bank plc	04/02/2025	(3)
GBP	1,968	USD	2,549	Bank of America, NA	04/02/2025	(7)
USD	2,484	GBP	1,968	Morgan Stanley & Co.	04/02/2025	(57)
USD	3,007	EUR	2,883	Citibank, NA	04/07/2025	(111)
USD	386,457	EUR	375,300	Citibank, NA	04/07/2025	(19,461)
USD	386,150	EUR	375,200	Citibank, NA	04/07/2025	(19,660)
USD	5,638	EUR	5,469	Citibank, NA	04/07/2025	(277)
USD	4,473	EUR	4,307	Citibank, NA	04/07/2025	(186)
USD	3,761	EUR	3,613	Citibank, NA	04/07/2025	(146)
USD	3,487	EUR	3,391	Citibank, NA	04/07/2025	(181)
USD	20,820	EUR	20,000	Citibank, NA	04/07/2025	(812)
USD	5,321	EUR	5,111	Citibank, NA	04/07/2025	(207)
EUR	204,216	USD	220,932	Citibank, NA	04/07/2025	(55)
USD	3,000	EUR	2,861	Citibank, NA	04/07/2025	(95)
USD	2,930	EUR	2,794	Citibank, NA	04/07/2025	(91)
USD	3,242	EUR	3,112	Citibank, NA	04/07/2025	(125)
USD	15,608	EUR	15,000	Citibank, NA	04/07/2025	(615)
USD	386,063	EUR	375,100	Citibank, NA	04/07/2025	(19,638)
USD	329,728	EUR	320,288	Citibank, NA	04/07/2025	(16,689)
EUR	30,000	USD	32,755	Citibank, NA	04/07/2025	(308)
EUR	4,913	USD	5,345	Citibank, NA	04/07/2025	(31)
EUR	8,265	USD	9,021	Citibank, NA	04/07/2025	(81)
EUR	202,094	USD	218,637	Citibank, NA	04/07/2025	(56)
EUR	202,737	USD	219,330	Citibank, NA	04/07/2025	(53)
EUR	5,553	USD	6,030	Citibank, NA	04/07/2025	(24)
USD	3,542	EUR	3,367	Citibank, NA	04/07/2025	(99)
GBP	160,173	USD	207,467	Citibank, NA	04/07/2025	(567)
USD	3,273	GBP	2,613	Citibank, NA	04/07/2025	(102)
USD	218,649	GBP	177,560	Citibank, NA	04/07/2025	(10,712)
USD	1,124	PEN	4,199	Barclays Bank plc	04/09/2025	(19)
USD	659	PEN	2,461	Citibank, NA	04/09/2025	(11)
PEN	5,943	USD	1,640	Citibank, NA	04/09/2025	(23)
USD	2,103	EUR	2,000	Brown Brothers Harriman & Co.	04/14/2025	(61)
USD	3,666	EUR	3,500	Brown Brothers Harriman & Co.	04/14/2025	(121)
USD	5,220	EUR	5,000	Brown Brothers Harriman & Co.	04/14/2025	(190)
USD	5,209	EUR	5,000	Brown Brothers Harriman & Co.	04/14/2025	(201)
USD	10,432	EUR	10,000	Brown Brothers Harriman & Co.	04/14/2025	(388)
USD	4,216	EUR	4,000	Brown Brothers Harriman & Co.	04/14/2025	(112)
USD	18,822	EUR	18,000	Brown Brothers Harriman & Co.	04/14/2025	(654)
USD	30,458	EUR	29,500	Brown Brothers Harriman & Co.	04/14/2025	(1,460)
USD	3,160	EUR	3,000	Brown Brothers Harriman & Co.	04/14/2025	(86)
USD	4,624	GBP	3,800	Brown Brothers Harriman & Co.	04/14/2025	(284)
TRY	303,460	USD	7,865	Barclays Bank plc	04/15/2025	(15)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	72,955	USD	1,916	Barclays Bank plc	04/15/2025	(29)
USD	14	ZAR	266	Citibank, NA	04/16/2025	— (h)
USD	1,048	CZK	25,680	Bank of America, NA	04/17/2025	(65)
USD	87,537	EUR	81,027	Morgan Stanley & Co.	05/02/2025	(219)
NGN	2,987,750	USD	1,900	Morgan Stanley & Co.	05/12/2025	(1)
TRY	17,385	USD	445	Barclays Bank plc	05/13/2025	(11)
TRY	10,316	USD	261	Barclays Bank plc	06/17/2025	(14)
MXN	17,702	USD	863	Bank of America, NA	06/18/2025	(7)
MXN	8,165	USD	397	Barclays Bank plc	06/18/2025	(2)
MXN	29,553	USD	1,445	Morgan Stanley & Co.	06/18/2025	(16)
USD	216,899	EUR	199,519	Citibank, NA	07/09/2025	(50)
USD	218,313	EUR	200,807	Citibank, NA	07/09/2025	(35)
USD	217,603	EUR	200,163	Citibank, NA	07/09/2025	(45)
USD	219,005	EUR	201,450	Citibank, NA	07/09/2025	(43)
KZT	1,063,871	USD	2,053	Morgan Stanley & Co.	09/11/2025	(27)
KZT	85,018	USD	165	Citibank, NA	09/12/2025	(3)
USD	404	PEN	1,495	Citibank, NA	12/05/2025	(1)
USD	202	PEN	748	Citibank, NA	12/05/2025	— (h)

Total unrealized depreciation						(97,537)

Net unrealized appreciation (depreciation)						(92,330)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Brazil Cetip DI Interbank Deposite 1 Year	14.15% maturity	Receive	01/04/2027	BRL	69,400	—	75	75
Brazil Cetip DI Interbank Deposite 1 Year	14.15% maturity	Pay	01/04/2027	BRL	69,400	—	(1,219)	(1,219)
Brazil Cetip DI Interbank Deposite 1 Year	14.15% maturity	Pay	01/04/2027	BRL	45,000	—	(431)	(431)
Brazil Cetip DI Interbank Deposite 1 Year	14.15% maturity	Pay	01/04/2027	BRL	3,500	—	(34)	(34)
Brazil Cetip DI Interbank Deposite 1 Year	14.15% maturity	Receive	01/04/2027	BRL	50,600	—	554	554
Czech Interbank Offered Rates 6 Month	4.25% semi-annually	Pay	04/18/2029	CZK	199,400	247	194	441
Czech Interbank Offered Rates 6 Month	3.53% semi-annually	Pay	07/15/2029	CZK	426,900	34	286	320
Czech Interbank Offered Rates 6 Month	3.08% semi-annually	Pay	10/03/2029	CZK	56,700	47	11	58
Czech Interbank Offered Rates 6 Month	3.49% semi-annually	Pay	10/30/2029	CZK	222,300	(66)	27	(39)
EURIBOR 6 Month	2.82% semi-annually	Receive	06/26/2029	EUR	24,900	803	82	885
EURIBOR 6 Month	2.25% semi-annually	Pay	09/17/2030	EUR	40,100	674	(300)	374

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
EURIBOR 6 Month	2.25% semi- annually	Pay	09/17/2035	EUR	13,500	(653)	98	(555)
EURIBOR 6 Month	2.25% semi- annually	Receive	09/17/2055	EUR	11,100	948	(24)	924
SONIA Interest Rate Benchmark	3.50% annually	Pay	03/19/2030	GBP	11,100	(315)	(6)	(321)
United States SOFR	3.75% annually	Receive	06/20/2029	USD	25,300	74	74	148
United States SOFR	3.75% annually	Pay	12/18/2029	USD	21,100	45	(15)	30
United States SOFR	3.75% annually	Receive	12/18/2029	USD	17,300	14	11	25
United States SOFR	3.00% annually	Pay	03/19/2030	USD	14,100	(763)	326	(437)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	4,100	— (h)	46	46
United States SOFR	3.75% annually	Pay	06/20/2034	USD	29,800	(311)	(22)	(333)
United States SOFR	3.75% annually	Receive	12/18/2034	USD	7,100	294	(330)	(36)
United States SOFR	3.75% annually	Receive	06/20/2039	USD	700	39	(22)	17
United States SOFR	3.50% annually	Pay	06/20/2054	USD	18,600	(374)	(919)	(1,293)

Total						737	(1,538)	(801)

(a)	Value of floating rate index as of March 31, 2025 was as follows:

FLOATING RATE INDEX
Brazil Cetip DI Interbank Deposite 1 Year	14.15%
Czech Interbank Offered Rates 6 Month	3.61%
EURIBOR 6 Month	2.34%
SONIA Interest Rate Benchmark	4.46%
United States SOFR	4.41%

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2025	0.89	USD	200	—	(h)	—	(h)	—	(h)
Republic of Turkiye, 11.88%, 01/15/2030	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2025	1.28	USD	4,475	2		(3)		(1)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2025 (continued):

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2025	0.25	USD	950	3	(1)		2
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	0.99	EUR	10	1	(—	)(h)	1
Adler Real Estate, 3.00%, 04/27/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	5.50	EUR	100	(3)	4		1
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2027	1.33	EUR	70	2	4		6
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Barclays Bank plc	06/20/2027	1.33	EUR	49	2	3		5
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2027	1.20	USD	4,600	(26)	70		44
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	Quarterly	Bank of America, NA	12/20/2027	4.93	EUR	200	(50)	61		11
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Barclays Bank plc	06/20/2029	3.30	EUR	127	16	(7)		9
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2029	3.30	EUR	100	12	(5)		7
China Government International Bond, 7.50%, 10/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2029	0.60	USD	500	9	2		11
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	Quarterly	Goldman Sachs	12/20/2029	3.79	EUR	419	31	(8)		23
SES SA, 0.88%, 11/04/2027	1.00	Quarterly	Bank of America, NA	12/20/2029	2.43	EUR	72	(6)	1		(5)
Markit iTraxx Europe Crossover Index, 12/20/2029	5.00	Quarterly	BNP Paribas	12/20/2029	2.65	EUR	307	39	(4)		35
Romania, 2.75%, 02/26/2026	1.00	Quarterly	Barclays Bank Plc Wholesale	12/20/2029	1.98	USD	1,800	(79)	6		(73)
SES SA, 0.88%, 11/04/2027	1.00	Quarterly	Barclays Bank plc	12/20/2029	2.43	EUR	75	(5)	—	(h)	(5)
China Government International Bond, 7.50%, 10/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2029	0.60	USD	2,700	50	9		59
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	3.95	USD	325	(41)	(—	)(h)	(41)
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Bank of America, NA	06/20/2030	0.96	USD	1,700	6	(2)		4
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2030	0.72	USD	19,600	273	(5)		268
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2030	0.96	USD	3,300	8	(—	)(h)	8
Federal Republic of Brasil, 3.75%, 09/12/2031	1.00	Quarterly	Citibank, NA	06/20/2035	2.86	USD	600	(83)	(—	)(h)	(83)
Federal Republic of Brasil, 3.75%, 09/12/2031	1.00	Quarterly	Bank of America, NA	06/20/2035	2.86	USD	200	(28)	(—	)(h)	(28)

Total								133	125		258

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of March 31, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2029	0.82	USD	2,700	—	(4)	(4)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	1.10	USD	3,400	25	(11)	14
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2029	1.45	USD	1,200	38	(1)	37
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	06/20/2029	1.45	USD	1,100	26	8	34
Korea International Bond, 2.75%, 01/19/2027	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2029	0.32	USD	750	(25)	4	(21)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2029	2.02	USD	700	24	6	30
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2029	2.02	USD	1,000	35	8	43
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	12/20/2029	2.02	USD	1,100	35	12	47
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2034	0.93	USD	8,500	(94)	133	39
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2034	0.93	USD	5,200	(58)	82	24

Total								6	237	243

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
CDX.EM.40 12/28	1.00	Quarterly	12/20/2028	1.40	USD	2,200	(73)	42		(31)
CDX.NA.IG.41-V1	1.00	Quarterly	12/20/2028	0.42	USD	820	8	8		16
CDX.EM HY.40 12/28	1.00	Quarterly	12/20/2028	2.45	USD	15,600	(1,416)	699		(717)
CDX.EM.41 06/29	1.00	Quarterly	06/20/2029	1.53	USD	700	(27)	13		(14)
CDX.NA.IG.42-V1	1.00	Quarterly	06/20/2029	0.48	USD	8,726	181	(10)		171
CDX.EM HY.42 12/29	1.00	Quarterly	12/20/2029	2.70	USD	25,000	(1,912)	209		(1,703)
CDX.NA.IG.43 12/29	1.00	Quarterly	12/20/2029	0.56	USD	2,101	40	(—	)(h)	40
CDX.NA HY.44 06/30	5.00	Quarterly	06/20/2030	3.78	USD	275,215	16,100	(1,556)		14,544

Total							12,901	(595)		12,306

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (2) as of March 31, 2025:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.42 12/29	1.00	Quarterly	12/20/2029	1.63	USD	16,100	383	55	438
ITRX EUR XOVER 06/30	5.00	Quarterly	06/20/2030	3.28	EUR	86,432	(7,267)	112	(7,155)

Total							(6,884)	167	(6,717)

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment in Kind
OYJ	—	Public Limited Company
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2025.
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2025.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of March 31, 2025. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(ee)	—	Approximately $1,254 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $122 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	—	Approximately $2,914 of these investments are restricted as collateral for forwards to Bank of America NA.
(jj)	—	Approximately $60 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PYG	—	Paraguayan Guarani
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 126.3%
Asset-Backed Securities — 10.8%
522 Funding CLO 2020-6 Ltd., (Cayman Islands), Series 2020-6A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.49%, 10/23/2034 (e) (aa)		3,200	3,191
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 03/15/2028 (e)		2,900	2,903
AMMC CLO 24 Ltd., (Cayman Islands), Series 2021-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.49%, 01/20/2035 (e) (aa)		3,200	3,189
Anchorage Capital CLO 20 Ltd., (Cayman Islands), Series 2021-20A, Class A1R, (CME Term SOFR 3 Month + 1.10%), 5.39%, 01/20/2035 (e) (aa)		3,300	3,291
Anchorage Credit Funding 12 Ltd., (Cayman Islands), Series 2020-12A, Class A1, 3.18%, 10/25/2038 (e)		1,000	961
Anchorage Credit Funding 4 Ltd., (Cayman Islands), Series 2016-4A, Class AR, 2.72%, 04/27/2039 (e)		1,000	926
Arbour CLO VII DAC, Series 7A, Class BR, 5.00%, 12/15/2038 (e)	EUR	1,000	1,082
Ares XXVII CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 5.45%, 10/28/2034 (e) (aa)		3,100	3,089
Bain Capital Credit CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.06%), 5.35%, 07/24/2034 (e) (aa)		1,500	1,485
Bain Capital Credit CLO 2021-5 Ltd., (Cayman Islands), Series 2021-5A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.44%, 10/23/2034 (e) (aa)		3,000	2,990
BBAM European CLO I DAC, Series 1A, Class AR, 4.56%, 07/22/2034 (e)	EUR	250	269
Canyon CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class AR2, (CME Term SOFR 3 Month + 1.08%), 5.38%, 07/15/2034 (e) (aa)		3,200	3,186
Carvana Auto Receivables Trust,
Series 2024-N3, Class A2, 4.84%, 12/10/2027 (e)		193	193
Series 2024-N3, Class A3, 4.53%, 01/10/2029 (e)		240	240
Series 2024-N3, Class B, 4.67%, 12/10/2030 (e)		240	239
Series 2024-N3, Class C, 4.90%, 12/10/2030 (e)		240	240
Series 2024-P4, Class A2, 4.62%, 02/10/2028		1,600	1,599
Series 2024-P4, Class A3, 4.64%, 01/10/2030		1,600	1,604
Series 2024-P4, Class A4, 4.74%, 12/10/2030		1,600	1,606
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A3, (CME Term SOFR 1 Month + 0.71%), 5.03%, 10/25/2036 (aa)		2,938	1,722
CQS US CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.49%, 01/20/2035 (e) (aa)		3,200	3,216
Dryden Euro CLO, Series 2020-74A, Class A, 4.67%, 04/18/2033 (e)	EUR	245	265
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/01/2034 (e) (z)		254	252
Flagship Credit Auto Trust, Series 2024-3, Class A, 4.88%, 11/15/2028 (e)		1,771	1,774
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.73%, 08/25/2036 (aa)		7,840	3,329
GM Financial Automobile Leasing Trust, Series 2024-3, Class A2A, 4.29%, 01/20/2027		120	120
Greywolf CLO III Ltd., (Cayman Islands),
Series 2020-3RA, Class A1R2, (CME Term SOFR 3 Month + 1.23%), 5.52%, 04/22/2033 (e) (aa)		500	500

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2020-3RA, Class A2R2, (CME Term SOFR 3 Month + 1.85%), 6.14%, 04/22/2033 (e) (aa)		500	500
ICG US CLO Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.44%, 10/20/2034 (e) (aa)		3,300	3,289
LCM Ltd., (Cayman Islands), Series 31A, Class AR, (CME Term SOFR 3 Month + 1.28%), 5.57%, 07/20/2034 (e) (aa)		250	250
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064 (e)		3,096	3,122
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M6, (CME Term SOFR 1 Month + 1.16%), 5.48%, 04/25/2035 (aa)		1,693	1,572
Mountain View CLO XIV Ltd., (Cayman Islands), Series 2019-1A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 5.46%, 10/15/2034 (e) (aa)		3,200	3,179
OFSI BSL X Ltd., (Cayman Islands), Series 2021-10A, Class AR, (CME Term SOFR 3 Month + 1.27%), 5.56%, 04/20/2034 (e) (aa)		3,000	2,998
Pagaya AI Debt Grantor Trust,
Series 2024-10, Class A, 5.18%, 06/15/2032 (e)		1,082	1,085
Series 2024-10, Class B, 5.75%, 06/15/2032 (e)		1,500	1,508
Series 2024-10, Class C, 5.99%, 06/15/2032 (e)		1,600	1,606
Series 2024-11, Class A, 5.09%, 07/15/2032 (e)		1,918	1,917
Series 2024-11, Class B, 5.64%, 07/15/2032 (e)		500	501
Series 2024-11, Class C, 5.87%, 07/15/2032 (e)		500	502
PK ALIFT Loan Funding 4 LP, (Cayman Islands), Series 2024-2, Class A, 5.05%, 10/15/2039 (e)		197	194
PRET LLC,
Series 2021-NPL5, Class A1, SUB, 5.49%, 10/25/2051 (e)		1,691	1,690
Series 2022-RN1, Class A1, SUB, 6.72%, 07/25/2051 (e)		344	344
Series 2022-RN2, Class A1, SUB, 5.00%, 06/25/2052 (e)		381	380
Providus CLO II DAC, Series 2A, Class AR (e)	EUR	250	270
Trinitas CLO XIX Ltd., (Bermuda), Series 2022-19A, Class A1R, (CME Term SOFR 3 Month + 1.11%), 5.40%, 10/20/2033 (e) (aa)		3,200	3,195
VCAT 2025 NPL2 LLC, Series 2025-NPL2, Class A1, SUB, 5.98%, 01/25/2055 (e)		6,248	6,327
VCAT LLC,
Series 2025-NPL1, Class A1, SUB, 5.88%, 01/25/2055 (e)		3,050	3,057
Series 2025-NPL3, Class A1, SUB, 5.89%, 02/25/2055 (e)		2,890	2,889
Venture 44 CLO Ltd., (Cayman Islands), Series 2021-44A, Class A1NR, (CME Term SOFR 3 Month + 1.14%), 5.43%, 10/20/2034 (e) (aa)		3,200	3,189

Total Asset-Backed Securities (Cost $87,242)			87,025

Collateralized Mortgage Obligations — 24.2%
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00%, 10/25/2054 (e) (z)		1,991	1,942
CIM TRUST, Series 2025-R1, Class A1, SUB, 5.00%, 02/25/2099 (e)		3,200	3,143
CSMC Trust, Series 2017-RPL1, Class A2, 2.98%, 07/25/2057 (e) (z)		3,300	3,042
EFMT,
Series 2024-CES1, Class A1, SUB, 5.52%, 01/26/2060 (e)		6,218	6,232
Series 2025-CES1, Class A1A, SUB, 5.73%, 01/25/2060 (e)		3,874	3,902
Series 2025-CES2, Class A1A, SUB, 5.66%, 03/25/2050 (e)		3,300	3,307
FHLMC REMICS,
Series 4136, Class QS, IF, IO, (6.14% - United States 30 Day Average SOFR), 1.79%, 07/15/2042 (aa)		876	78
Series 5010, Class IK, IO, 2.50%, 09/25/2050		61	10
Series 5010, Class JI, IO, 2.50%, 09/25/2050		218	37
Series 5013, Class IN, IO, 2.50%, 09/25/2050		75	12
Series 5018, Class IO, IO, 3.50%, 10/25/2050		7,043	1,228

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 5038, Class MI, IO, 4.00%, 11/25/2050	4,524	952
Series 5040, Class CI, IO, 4.00%, 11/25/2050	6,992	1,505
Series 5059, Class IB, IO, 2.50%, 01/25/2051	689	116
Series 5069, Class MI, IO, 2.50%, 02/25/2051	542	82
Series 5070, Class CI, IO, 2.00%, 02/25/2051	69,384	8,745
Series 5071, Class IH, IO, 2.50%, 02/25/2051	597	80
Series 5152, Class IC, IO, 3.00%, 10/25/2051	15,788	2,712
Series 5196, Class DI, IO, 3.00%, 02/25/2052	17,683	2,948
Series 5229, Class KI, IO, 4.50%, 08/25/2049	2,533	424
Series 5273, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.59%, 11/25/2052 (aa)	1,593	1,578
Series 5274, Class IO, IO, 2.50%, 01/25/2051	604	101
Series 5426, Class BI, IO, (), 1.68%, 04/15/2049 (z)	38,764	1,554
Series 5471, Class FH, (United States 30 Day Average SOFR + 1.30%), 5.64%, 11/25/2054 (aa)	13,888	13,925
Series 5479, Class FA, (United States 30 Day Average SOFR + 1.20%), 5.54%, 12/25/2054 (aa)	13,724	13,807
FHLMC Strips,
Series 358, Class PO, PO, 0.00%, 10/15/2047	1,494	1,116
Series 362, Class C4, IO, 3.00%, 12/15/2047	8,632	1,438
Series 397, Class C52, IO, 5.00%, 01/25/2053	445	106
Series 408, Class C64, IO, 5.00%, 09/25/2053	2,442	596
FNMA Interest Strip,
Series 427, Class C21, IO, 2.00%, 03/25/2050	1,523	193
Series 428, Class C14, IO, 2.50%, 01/25/2048	802	92
Series 438, Class C28, IO, 5.00%, 08/25/2053	2,054	516
Series 440, Class C50, IO, 4.50%, 10/25/2053	5,529	1,254
FNMA REMICS,
Series 2014-2, Class PO, PO, 0.00%, 01/25/2041	1,882	1,457
Series 2020-89, Class DI, IO, 2.50%, 12/25/2050	1,759	280
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	9,147	1,579
Series 2021-3, Class NI, IO, 2.50%, 02/25/2051	660	100
Series 2022-78, Class FC, (United States 30 Day Average SOFR + 1.25%), 5.59%, 11/25/2052 (aa)	2,549	2,471
Series 2023-2, Class DI, IO, 2.00%, 05/25/2051	88,764	11,686
Series 2024-6, Class IO, IO, 3.50%, 11/25/2051	709	130
Series 2024-18, Class IO, IO, 4.00%, 11/25/2049	1,362	247
Series 2024-67, Class FA, (United States 30 Day Average SOFR + 1.17%), 5.51%, 09/25/2054 (aa)	13,313	13,295
Series 2024-100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.69%, 01/25/2055 (aa)	27,549	27,662
Series 2024-100, Class FD, (United States 30 Day Average SOFR + 1.45%), 5.79%, 06/25/2054 (aa)	19,617	19,768
GNMA,
Series 2016-H24, Class KF, (CME Term SOFR 1 Year + 0.97%), 4.78%, 11/20/2066 (aa)	264	264
Series 2017-H16, Class F, (CME Term SOFR 1 Year + 0.77%), 5.82%, 08/20/2067 (aa)	188	188
Series 2018-H09, Class FA, (CME Term SOFR 1 Year + 1.22%), 6.47%, 04/20/2068 (aa)	446	451
Series 2021-H05, Class AF, (United States 30 Day Average SOFR + 1.50%), 5.84%, 03/20/2071 (aa)	976	992
Series 2022-H11, Class FE, (United States 30 Day Average SOFR + 0.78%), 5.12%, 05/20/2072 (aa)	903	899
Series 2022-H16, Class FB, (United States 30 Day Average SOFR + 0.90%), 5.24%, 08/20/2072 (aa)	938	937
Merrill Lynch Alternative Note Asset Trust Series, Series 2007-OAR5, Class 1A1, 3.72%, 10/25/2047 (z)	2,508	690
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A6S, SUB, 6.20%, 02/25/2047	82	28

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069 (e) (z)	218	217
Series 2024-RPL1, Class A1, SUB, 4.00%, 06/25/2064	3,140	3,046
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.95%), 5.00%, 09/25/2051 (e) (aa)	375	351
PRET LLC, Series 2024-NPL8, Class A1, SUB, 5.96%, 11/25/2054 (e)	3,020	3,019
PRET Trust, Series 2025-RPL1, Class A1, SUB, 4.00%, 07/25/2069 (e)	988	948
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	113	112
PRPM LLC,
Series 2024-6, Class A1, SUB, 5.70%, 11/25/2029 (e)	1,808	1,804
Series 2024-7, Class A1, SUB, 5.87%, 11/25/2029 (e)	2,930	2,927
Series 2024-RPL3, Class A1, SUB, 4.00%, 11/25/2054 (e)	3,189	3,078
Series 2025-RPL2, Class A1, SUB, 3.75%, 04/25/2055 (e)	3,400	3,271
RALI Series Trust, Series 2007-QS1, Class 1A5, (CME Term SOFR 1 Month + 0.66%), 4.98%, 01/25/2037 (aa)	2,092	1,543
RCKT Mortgage Trust,
Series 2024-CES7, Class A1A, SUB, 5.16%, 10/25/2044 (e)	110	109
Series 2025-CES1, Class A1A, SUB, 5.65%, 01/25/2045 (e)	3,131	3,141
Rocket Mortgage, Series 2025-CES3, Class A1A, SUB, 5.55%, 03/25/2055 (e)	3,300	3,303
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.55%, 11/25/2063 (e) (z)	3,138	3,100
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00%, 10/25/2057 (e) (z)	2,000	1,879
Verus Securitization Trust, Series 2022-INV1, Class A1, SUB, 5.04%, 08/25/2067 (e)	2,499	2,485

Total Collateralized Mortgage Obligations (Cost $195,039)		194,230

Corporate Bonds — 2.3%
Basic Materials — 0.1%
Chemicals — 0.0% (g)
Vibrantz Technologies, Inc., 9.00%, 02/15/2030 (e)	220	179

Mining — 0.1%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (e)	165	180

Total Basic Materials		359

Communications — 0.4%
Advertising — 0.0% (g)
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (e)	90	88
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)	210	182

		270

Media — 0.2%
CSC Holdings LLC,
11.25%, 05/15/2028 (e)	275	266
11.75%, 01/31/2029 (e)	615	596
Univision Communications, Inc., 8.00%, 08/15/2028 (e)	540	542

		1,404

Telecommunications — 0.2%
Level 3 Financing, Inc.,
4.88%, 06/15/2029 (e)	250	212
10.00%, 10/15/2032 (e)	615	614
10.75%, 12/15/2030 (e)	225	249
11.00%, 11/15/2029 (e)	360	401

		1,476

Total Communications		3,150

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 0.5%
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC, (United States SOFR + 2.95%), 7.31%, 03/06/2026 (aa)	700	710
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, (CME Term SOFR 6 Month + 6.05%), 10.50%, 10/15/2026 (e) (aa)	1,970	1,977

		2,687

Leisure Time — 0.1%
NCL Corp. Ltd., (Bermuda), 8.13%, 01/15/2029 (e)	170	179
Sabre GLBL, Inc.,
8.63%, 06/01/2027 (e)	270	267
10.75%, 11/15/2029 (e)	267	269

		715

Retail — 0.1%
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)	640	709

Total Consumer Cyclical		4,110

Consumer Non-cyclical — 0.4%
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)	180	183
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (e)	545	548
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)	200	208

		939

Healthcare - Products — 0.0% (g)
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)	170	176

Healthcare - Services — 0.2%
CHS/Community Health Systems, Inc.,
8.00%, 12/15/2027 (e)	180	178
10.88%, 01/15/2032 (e)	580	571
LifePoint Health, Inc.,
10.00%, 06/01/2032 (e)	180	172
11.00%, 10/15/2030 (e)	870	945

		1,866

Pharmaceuticals — 0.1%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e) (w)	280	278

Total Consumer Non-cyclical		3,259

Energy — 0.1%
Oil & Gas — 0.0% (g)
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)	200	200

Pipelines — 0.1%
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (e)	130	130
Venture Global LNG, Inc.,
(CMT Index 5 Year + 5.44%), 9.00% (e) (x) (aa)	205	194
9.50%, 02/01/2029 (e)	200	214

		538

Total Energy		738

Financial — 0.4%
Diversified Financial Services — 0.1%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)	170	174

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Aretec Group, Inc., 10.00%, 08/15/2030 (e)	35	37
Hightower Holding LLC, 9.13%, 01/31/2030 (e)	385	395
Navient Corp., 9.38%, 07/25/2030	165	176

		782

Insurance — 0.3%
Acrisure LLC / Acrisure Finance, Inc.,
8.25%, 02/01/2029 (e)	205	211
8.50%, 06/15/2029 (e)	300	312
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
6.75%, 10/15/2027 (e)	205	204
6.75%, 04/15/2028 (e)	90	90
HUB International Ltd.,
7.25%, 06/15/2030 (e)	250	258
7.38%, 01/31/2032 (e)	350	356
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)	520	546
10.50%, 12/15/2030 (e)	330	353
USI, Inc., 7.50%, 01/15/2032 (e)	175	178

		2,508

Total Financial		3,290

Industrial — 0.0% (g)
Aerospace/Defense — 0.0% (g)
TransDigm, Inc., 6.75%, 08/15/2028 (e)	145	147

Technology — 0.3%
Software — 0.3%
Cloud Software Group, Inc.,
8.25%, 06/30/2032 (e)	320	325
9.00%, 09/30/2029 (e)	1,506	1,500
Dye & Durham Ltd., (Canada), 8.63%, 04/15/2029 (e)	195	201
UKG, Inc., 6.88%, 02/01/2031 (e)	95	97

Total Technology		2,123

Utilities — 0.1%
Electric — 0.1%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)	350	371
Vistra Corp.,
(CMT Index 5 Year + 6.93%), 8.00% (e) (x) (aa)	110	113
Series C, (CMT Index 5 Year + 5.05%), 8.88% (e) (x) (aa)	625	667

Total Utilities		1,151

Total Corporate Bonds (Cost $18,614)		18,327

Mortgage-Backed Securities — 35.6%
FHLMC Pool, Single Family, 30 years,
5.00%, 07/01/2053	1,721	1,689
6.00%, 07/01/2054 (gg)	5,854	5,989
6.00%, 09/01/2054	61	63
6.00%, 11/01/2054	55	57
6.00%, 12/01/2054	54	56
6.00%, 01/01/2055	180	183
6.00%, 02/01/2055	61	62
6.50%, 02/01/2054 (gg)	754	779

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 04/01/2055 (w)	6,700	5,560
TBA, 3.50%, 04/01/2055 (w)	250	225
TBA, 3.50%, 05/01/2055 (w)	10,250	9,227
TBA, 4.00%, 05/01/2055 (w)	13,350	12,409
TBA, 4.50%, 05/01/2055 (w)	14,700	14,040
TBA, 5.50%, 05/01/2055 (w)	22,000	21,933
TBA, 6.00%, 04/01/2055 (w)	33,880	34,381
TBA, 6.50%, 05/01/2055 (w)	59,500	61,278
TBA, 7.00%, 05/01/2055 (w)	16,700	17,450
FNMA Pool,
4.30%, 12/01/2029	5,011	4,986
5.03%, 11/01/2032	12,231	12,497
5.08%, 10/01/2032	356	365
5.17%, 01/01/2030	1,000	1,028
5.21%, 04/01/2029	2,291	2,359
5.21%, 01/01/2032	1,436	1,485
5.24%, 01/01/2030	1,913	1,973
5.55%, 11/01/2031	250	262
FNMA Pool, Single Family, 30 years,
5.00%, 11/01/2052 (gg)	1,839	1,805
5.00%, 12/01/2054	5,329	5,231
6.00%, 11/01/2054	51	52
6.50%, 11/01/2053	434	450
6.50%, 12/01/2053 (gg)	17,633	18,193
6.50%, 01/01/2054	711	733
6.50%, 02/01/2054	1,534	1,584
6.50%, 05/01/2054	462	476
6.50%, 07/01/2054	147	153
6.50%, 08/01/2054	103	107
6.50%, 11/01/2054	227	236
GNMA II Pool, Single Family, 30 years,
3.00%, 02/20/2055	30	27
5.00%, 01/20/2055	4,989	4,902
GNMA, Single Family, 30 years,
TBA, 2.00%, 04/01/2051 (w)	7,000	5,711
TBA, 3.00%, 04/01/2055 (w)	8,220	7,269
TBA, 3.00%, 05/01/2055 (w)	8,000	7,072
TBA, 4.00%, 04/01/2040 (w)	5,000	4,673
TBA, 4.50%, 04/01/2055 (w)	5,250	5,029
TBA, 4.50%, 05/01/2055 (w)	10,000	9,576
TBA, 5.50%, 04/01/2055 (w)	1,000	1,001
TBA, 6.00%, 05/01/2055 (w)	1,000	1,013

Total Mortgage-Backed Securities (Cost $284,329)		285,629

Loan Assignments — 19.9% (o)
Basic Materials — 0.3%
Chemicals — 0.2%
Nouryon Finance BV, November 2024 B-2 Dollar Term Loan, (Netherlands), (CME Term SOFR 3 Month + 3.25%), 7.55%, 04/03/2028 (aa)	349	349

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Chemicals — continued
PMHC II, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.69%, 04/23/2029 (u) (aa)	955	837
W. R. Grace Holdings LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.55%, 09/22/2028 (aa)	458	452

		1,638

Mining — 0.1%
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 08/18/2030 (u) (aa)	1,104	1,094

Total Basic Materials		2,732

Communications — 1.8%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.44%, 08/21/2028 (aa)	480	476
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.90%, 06/18/2029 (aa)	690	646
Neptune BidCo US, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.39%, 04/11/2029 (aa)	1,362	1,169

		2,291

Internet — 0.4%
Arches Buyer, Inc., Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.67%, 12/06/2027 (aa)	564	551
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 10.57%, 02/23/2029 (aa)	830	766
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.57%, 05/03/2028 (u) (aa)	517	489
MH SUB I LLC, 2024 December New Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.57%, 12/31/2031 (u) (aa)	719	657
Proofpoint, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.32%, 08/31/2028 (u) (aa)	557	555

		3,018

Media — 0.2%
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.82%, 01/18/2028 (u) (aa)	638	616
CSC Holdings LLC, September 2019 Initial Term Loan, (CME Term SOFR 3 Month + 2.50%), 9.00%, 04/15/2027 (u) (aa)	299	281
DIRECTV Financing LLC, 2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 5.25%), 9.80%, 08/02/2029 (aa)	356	350
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.55%, 08/02/2027 (aa)	64	64
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 7.69%, 09/25/2026 (aa)	517	442

		1,753

Telecommunications — 0.9%
Connect Finco Sarl, Amendment No. 4 Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 8.82%, 09/27/2029 (aa)	393	344
Crown Subsea Communications Holding, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 4.00%), 8.32%, 01/30/2031 (aa)	378	378

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Telecommunications — continued
Delta Topco, Inc., Fourth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 7.07%, 11/30/2029 (u) (aa)	735	727
Delta Topco, Inc., Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.57%, 11/29/2030 (aa)	1,340	1,337
Frontier Communications Holdings LLC, Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 0.00%, 07/01/2031 (u) (aa)	823	821
Iridium Communications, Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 6.57%, 09/20/2030 (aa)	467	459
Level 3 Financing, Inc., Term B-3 Refinancing Loan, 03/27/2032 (u) (aa)	1,200	1,184
Lumen Technologies, Inc., Term A Loan, (CME Term SOFR 1 Month + 6.00%), 10.32%, 06/01/2028 (aa)	375	374
Lumen Technologies, Inc., Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 6.79%, 04/15/2029 (u) (aa)	379	364
QualityTech LP, Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.81%, 11/04/2031 (aa)	350	349
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.44%, 03/09/2027 (aa)	675	627

		6,964

Total Communications		14,026

Consumer Cyclical — 2.1%
Airlines — 0.4%
AAdvantage Loyalty IP Ltd., 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 1 Month + 2.25%), 6.54%, 04/20/2028 (u) (aa)	2,066	2,040
BCPE Pequod Buyer, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.79%, 11/25/2031 (aa)	1,035	1,031
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 3.75%), 8.04%, 10/20/2027 (aa)	197	199

		3,270

Apparel — 0.0% (g)
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.57%, 12/21/2028 (aa)	239	236

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Term Loan, (CME Term SOFR 1 Month + 7.00%), 11.32%, 01/04/2029 (aa)	852	847
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.25%), 6.56%, 02/06/2030 (aa)	559	555
Caesars Entertainment, Inc., Incremental Term B-1 Loan, (CME Term SOFR 3 Month + 2.25%), 6.56%, 02/06/2031 (aa)	736	730
Cinemark USA, Inc., Replacement Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 05/24/2030 (aa)	234	234
Crown Finance US, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.57%, 12/02/2031 (aa)	783	778
Formula One Management Ltd., Facility B, (United Kingdom), (CME Term SOFR 3 Month + 2.00%), 6.30%, 09/30/2031 (u) (aa)	765	763
Formula One Management Ltd., Incremental Term Facility, (United Kingdom), 09/30/2031 (u) (aa)	140	140
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 9.05%, 11/01/2029 (u) (aa)	241	237
Light and Wonder International, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 2.25%), 6.57%, 04/16/2029 (aa)	279	278

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Retail — continued
Ontario Gaming GTA LP, Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 8.55%, 08/01/2030 (aa)		750	737
UFC Holdings LLC, Incremental Term B-4 Loan (First Lien), (CME Term SOFR 3 Month + 0.00%), 6.58%, 11/21/2031 (aa)		2,472	2,464

			7,763

Lodging — 0.1%
HRNI Holdings LLC, Term B Loan, (CME Term SOFR 1 Month + 4.25%), 8.67%, 12/11/2028 (aa)		967	961

Retail — 0.6%
BCPE Grill Parent, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 9.06%, 09/30/2030 (u) (aa)		98	90
CD&R Firefly Bidco Ltd., (EUR) Term Loan B11, (United Kingdom), 04/29/2029 (u)	EUR	105	113
CD&R Firefly Bidco Ltd., Facility B4-B, (United Kingdom), (EURIBOR 3 Month + 4.00%), 6.61%, 06/21/2028 (u)	EUR	65	70
CD&R Firefly Bidco PLC, Facility B9, (United Kingdom), (EURIBOR 3 Month + 3.75%), 6.36%, 04/29/2029 (u)	EUR	270	289
Dave & Buster's, Inc., 2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 3.25%), 7.56%, 06/29/2029 (aa)		143	127
EG Group Ltd., New Facility B2 (USD), (United Kingdom), (CME Term SOFR 3 Month + 4.25%), 8.56%, 02/07/2028 (u) (aa)		897	897
Insulet Corp., 2024-A Incremental Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.82%, 08/04/2031 (aa)		313	313
IRB Holding Corp., 2024 Second Replacement Term B Loan, (CME Term SOFR 1 Month + 0.00%), 6.82%, 12/15/2027 (u) (aa)		1,466	1,456
Sabre GLBL, Inc., 2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 10.42%, 11/15/2029 (u) (aa)		738	720
Victra Holdings LLC, Fourth Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.55%, 03/31/2029 (aa)		634	632

			4,707

Total Consumer Cyclical			16,937

Consumer Non-cyclical — 3.1%
Beverages — 0.1%
Celsius Holdings, Inc., Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.55%, 03/21/2032 (u) (aa)		340	340
Primo Brands Corp., 2025 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 6.55%, 03/31/2028 (aa)		418	416

			756

Commercial Services — 1.2%
AG Group Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.25%), 8.57%, 12/29/2028 (aa)		169	166
Albion Financing 3 S.a.r.l., 2025 Amended U.S. Dollar Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.00%), 7.29%, 08/16/2029 (aa)		910	910
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.17%, 05/12/2028 (aa)		1,447	1,445
Anticimex Global AB, Facility B1, (Sweden), (SOFR 3 Month + 3.15%), 7.49%, 11/16/2028		447	445
Anticimex Global AB, Facility B6, (Sweden), (SOFR 3 Month + 3.40%), 7.74%, 11/16/2028		85	84
Bach Finance Ltd., Eleventh Amendment Dollar Term Loan (First Lien), (Cayman Islands), (CME Term SOFR 6 Month + 3.25%), 7.50%, 01/09/2032 (aa)		274	274

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Commercial Services — continued
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 10/16/2031 (aa)	1,403	1,399
Boost Newco Borrower LLC, USD Term B-2 Loan, (CME Term SOFR 3 Month + 2.00%), 6.30%, 01/31/2031 (aa)	1,744	1,730
Conservice Midco LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 05/13/2030 (aa)	144	143
Homeserve USA Holding Corp., Amendment No.1 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.32%, 10/21/2030 (aa)	294	290
Mavis Tire Express Services Topco Corp., Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.31%, 05/04/2028 (aa)	453	450
Peloton Interactive, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.81%, 05/30/2029 (u) (aa)	269	272
Sabre Financial Borrower LLC, Term Loan, 12/15/2028 (u)	308	319
Soliant Lower Intermediate LLC, Initial Term Loan, (CME Term SOFR 6 Month + 3.75%), 8.00%, 07/18/2031 (aa)	294	288
Townsquare Media, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.32%, 02/19/2030 (aa)	365	342
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.82%, 01/30/2031 (u) (aa)	640	630

		9,187

Cosmetics/Personal Care — 0.2%
Opal US LLC, USD Term Loan, 03/31/2032 (u) (aa)	1,395	1,390

Food — 0.1%
1440 Foods Topco LLC, Initial Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.32%, 10/31/2031 (aa)	235	225
Chobani LLC, 2025 New Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.82%, 10/25/2027 (aa)	547	547

		772

Healthcare - Products — 0.5%
Auris Luxembourg III S.a.r.l., Facility B6, (Luxembourg), (CME Term SOFR 6 Month + 3.75%), 8.18%, 02/28/2029 (aa)	527	526
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 3.25%), 7.67%, 05/10/2027 (aa)	638	635
Medline Borrower LP, Third Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.57%, 10/23/2028 (aa)	3,196	3,189

		4,350

Healthcare - Services — 0.9%
Heartland Dental LLC, 2024 New Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.82%, 04/28/2028 (aa)	950	948
Inception Finco S.a.r.l., Facility B6, (Luxembourg), (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/18/2031 (u) (aa)	523	523
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.05%, 05/17/2031 (u) (aa)	992	961
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.82%, 05/19/2031 (aa)	1,004	964
Loire Finco Luxembourg S.a.r.l., Term Loan B, (Luxembourg), (CME Term SOFR 1 Month + 4.00%), 8.32%, 01/31/2030 (u) (aa)	645	642

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Healthcare - Services — continued
MED ParentCo, LP, Ninth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.82%, 04/15/2031 (aa)	294	293
Radiology Partners, Inc., Term B Loan, (CME Term SOFR 3 Month + 3.50%), 8.09%, 01/31/2029 (aa)	370	356
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.30%, 09/27/2030 (aa)	363	346
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 12/19/2030 (aa)	2,099	2,095
U.S. Renal Care, Inc., Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 9.44%, 06/20/2028 (u) (aa)	185	171

		7,299

Pharmaceuticals — 0.1%
Dechra Pharmaceuticals Holdings Ltd., Facility B1, (United Kingdom), (CME Term SOFR 6 Month + 3.25%), 7.51%, 01/27/2032 (u) (aa)	915	912
IVC Acquisition Ltd, Facility B12, (United Kingdom), (CME Term SOFR 3 Month + 3.75%), 8.05%, 12/12/2028 (aa)	239	239

		1,151

Total Consumer Non-cyclical		24,905

Energy — 0.6%
Energy—Alternate Sources — 0.1%
TerraForm Power Operating LLC, Specified Refinancing Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.30%, 05/21/2029 (aa)	737	738

Oil & Gas Services — 0.1%
Goodnight Water Solutions Holdings LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.82%, 06/04/2029 (aa)	383	382

Pipelines — 0.4%
Brazos Delaware II LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.31%, 02/11/2030 (aa)	454	453
CPPIB OVM Member U.S. LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 08/20/2031 (u) (aa)	183	182
Epic Crude Services LP, Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.30%, 10/15/2031 (u) (aa)	730	729
NGL Energy Operating LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.07%, 02/03/2031 (aa)	1,010	1,003
NorthRiver Midstream Finance LP, Initial Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.25%), 6.56%, 08/16/2030 (u) (aa)	274	273
Prairie Acquiror LP, Initial Term B-3 Loan, (CME Term SOFR 1 Month + 4.25%), 8.57%, 08/01/2029 (u) (aa)	260	260
Waterbridge NDB Operating LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.31%, 05/10/2029 (aa)	274	274

		3,174

Total Energy		4,294

Financial — 4.0%
Banks — 0.1%
Orbit Private Holdings I Ltd, 2024 Refinancing Term Loan (First Lien), (United Kingdom), 12/11/2028 (u) (aa)	374	372

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Diversified Financial Services — 0.7%
Citadel Securities LP, 2024-1 Term Loan, (CME Term SOFR 1 Month + 2.00%), 6.32%, 10/31/2031 (aa)	165	164
Edelman Financial Engines Center LLC (The), 2024-2 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 04/07/2028 (aa)	738	735
Fiserv Investment Solutions, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.32%, 02/18/2027 (aa)	229	227
Focus Financial Partners LLC, Tranche B Incremental Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 09/15/2031 (aa)	2,618	2,591
GTCR Everest Borrower LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 09/05/2031 (aa)	623	619
HighTower Holding LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.29%, 02/03/2032 (aa)	100	99
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.31%, 12/15/2031 (aa)	821	810
Mermaid Bidco, Inc., Facility B (USD), (CME Term SOFR 3 Month + 3.25%), 7.55%, 07/03/2031 (aa)	458	457
Osaic Holdings, Inc., Term B-4 Loan, 08/17/2028 (u) (aa)	125	124
PEX Holdings LLC, Term Loan, (CME Term SOFR 6 Month + 2.75%), 6.97%, 11/26/2031 (aa)	275	273
RFS Opco LLC, Amendment No.1 Delayed Draw Term Loan, (CME Term SOFR 3 Month + 4.75%), 2.34%, 04/04/2031 (aa) (bb) (cc)	30	30

		6,129

Insurance — 3.2%
Acrisure LLC, 2024 Repricing Term B-1 Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 7.07%, 02/13/2027 (aa)	185	184
Acrisure LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.32%, 11/06/2030 (aa)	1,217	1,207
Alliant Holdings Intermediate LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 09/19/2031 (aa)	2,721	2,703
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 0.00%), 7.82%, 02/14/2031 (aa)	4,540	4,543
Asurion LLC, New B-11 Term Loan, (CME Term SOFR 1 Month + 4.25%), 8.67%, 08/19/2028 (aa)	1,025	1,014
Asurion LLC, New B-3 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.69%, 01/31/2028 (aa)	1,085	1,025
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 0.00%), 9.69%, 01/20/2029 (aa)	1,889	1,745
Asurion LLC, New B-8 Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.69%, 12/23/2026 (aa)	223	223
Hub International Ltd., 2025 Incremental Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.79%, 06/20/2030 (u) (aa)	3,269	3,253
Jones DesLauriers Insurance Management, Inc., 2025-1 Repricing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.75%), 7.07%, 03/15/2030 (aa)	1,446	1,426
OneDigital Borrower LLC, 2025 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.32%, 07/02/2031 (aa)	552	548
OneDigital Borrower LLC, Initial Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.57%, 07/02/2032 (u) (aa)	991	988
Ryan Specialty LLC, 2024 Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.57%, 09/15/2031 (aa)	239	238
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 3.00%), 7.31%, 07/31/2031 (u) (aa)	2,319	2,310

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Insurance — continued
Truist Insurance Holdings LLC, Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 7.05%, 05/06/2031 (aa)	908	901
Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 9.05%, 05/06/2032 (aa)	2,779	2,798
USI, Inc., 2024-D Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.55%, 11/21/2029 (u) (aa)	546	540

		25,646

Investment Companies — 0.0% (g)
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 07/30/2031 (aa)	239	237

Total Financial		32,384

Industrial — 2.4%
Aerospace/Defense — 0.3%
Bleriot US Bidco, Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 10/31/2030 (u) (aa)	362	359
TransDigm, Inc., New Tranche J Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.80%, 02/28/2031 (aa)	1,179	1,172
TransDigm, Inc., Tranche I Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 08/24/2028 (aa)	716	716
TransDigm, Inc., Tranche K Term Loan, (CME Term SOFR 3 Month + 2.75%), 7.05%, 03/22/2030 (aa)	259	258
TransDigm, Inc., Tranche L Term Loan, (CME Term SOFR 3 Month + 0.00%), 6.83%, 01/19/2032 (aa)	269	267

		2,772

Building Materials — 0.3%
Chariot Buyer LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.67%, 11/03/2028 (aa)	368	364
MI Windows and Doors LLC, Term B-2 Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 03/28/2031 (aa)	368	361
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.57%, 02/10/2032 (aa)	1,271	1,256
Watlow Electric Manufacturing Co., Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 8.25%, 03/02/2028 (aa)	285	285

		2,266

Engineering & Construction — 0.1%
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.50%), 6.81%, 07/01/2031 (aa)	358	356

Environmental Control — 0.4%
Filtration Group Corp., 2025 Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 10/21/2028 (aa)	2,613	2,608
Madison IAQ LLC, Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.76%, 06/21/2028 (aa)	453	447
Madison IAQ LLC, Loan, 03/26/2032 (u) (aa)	335	332

		3,387

Hand/Machine Tools — 0.0% (g)
Alliance Laundry Systems LLC, Initial Term B Loan, (CME Term SOFR 3 Month + 2.75%), 7.07%, 08/19/2031 (aa)	275	274

Hand/Machine Tools — 0.0% (g)
Madison Safety & Flow LLC, 2025 Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 7.07%, 09/26/2031 (u) (aa)	178	178

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Machinery - Construction & Mining — 0.0% (g)
WEC US Holdings Ltd., Initial Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.57%, 01/27/2031 (u) (aa)	180	178

Machinery - Diversified — 0.6%
Engineered Machinery Holdings, Inc., Incremental Amendment No. 2 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.50%), 11.06%, 05/21/2029 (aa)	575	575
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 10.56%, 05/21/2029 (aa)	969	969
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.31%, 05/19/2028 (u) (aa)	990	989
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 0.00%), 8.78%, 02/15/2029 (u) (aa)	633	629
INNIO Group Holding GmbH, 2025 Amended Facility B (USD) Loan, (Austria), (CME Term SOFR 3 Month + 2.50%), 6.81%, 11/02/2028 (aa)	264	264
Pro Mach Group, Inc., Amendment No.5 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 7.07%, 08/31/2028 (u) (aa)	543	542
TK Elevator Midco GmbH, (USD) Term Loan B, (Germany), (CME Term SOFR 3 Month + 3.00%), 7.24%, 04/30/2030 (u) (aa)	280	279
TK Elevator Midco GmbH, Facility B2 (USD), (Germany), (CME Term SOFR 6 Month + 3.50%), 7.74%, 04/30/2030 (aa)	269	268

		4,515

Miscellaneous Manufacturers — 0.3%
JBT Marel Corp., Initial Term Loan, (CME Term SOFR 1 Month + 2.25%), 6.67%, 01/02/2032 (aa)	315	314
LTI Holdings, Inc., 2024 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.57%, 07/29/2029 (aa)	2,192	2,183

		2,497

Packaging & Containers — 0.4%
Charter Next Generation, Inc., 2024 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 0.00%), 7.31%, 11/29/2030 (u) (aa)	2,636	2,630
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.31%, 09/15/2028 (aa)	364	361

		2,991

Total Industrial		19,414

Technology — 4.8%
Computers — 0.7%
Kaseya, Inc., Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.57%, 03/22/2032 (u) (aa)	550	548
Kaseya, Inc., Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.00%), 9.32%, 03/05/2033 (u) (aa)	981	981
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 03/01/2029 (aa)	2,130	2,029
X Corp., Tranche B-1 Loan (First Lien), (CME Term SOFR 3 Month + 6.50%), 10.95%, 10/26/2029 (u) (aa)	948	941
X Corp., Tranche B-3 Term Loan (First Lien), 9.50%, 10/26/2029 (u)	810	831

		5,330

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Semiconductors — 0.2%
Icon Parent I, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.32%, 11/13/2031 (aa)		830	823
Icon Parent I, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 9.32%, 11/12/2032 (aa)		805	804

			1,627

Software — 3.9%
Applied Systems, Inc., Initial Term Loan (2024) (Second Lien), (CME Term SOFR 3 Month + 0.00%), 8.80%, 02/23/2032 (aa)		2,158	2,203
Applied Systems, Inc., Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 0.00%), 7.05%, 02/24/2031 (aa)		3,029	3,027
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 12/11/2028 (aa)		738	729
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.17%, 12/10/2029 (aa)		291	289
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 02/15/2029 (u) (aa)		1,457	1,437
Boxer Parent Co., Inc., 2031 Replacement Dollar Term Loan, (CME Term SOFR 3 Month + 0.00%), 7.29%, 07/30/2031 (u) (aa)		275	270
Boxer Parent Co., Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.75%), 10.04%, 07/30/2032 (aa)		830	797
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.80%, 03/30/2029 (aa)		1,822	1,804
Cloud Software Group, Inc., Sixth Amendment Term Loan, (CME Term SOFR 3 Month + 0.00%), 8.05%, 03/21/2031 (aa)		988	977
ConnectWise LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.06%, 09/29/2028 (aa)		368	367
Dye & Durham Corp., Term Loan B, (Canada), (CME Term SOFR 3 Month + 4.00%), 8.40%, 04/11/2031 (aa)		895	895
ECi Macola/MAX Holding LLC, 2024 Repricing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.55%, 05/09/2030 (u) (aa)		368	368
Ellucian Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 7.32%, 10/09/2029 (aa)		2,335	2,329
Ellucian Holdings, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 9.07%, 11/22/2032 (u) (aa)		1,126	1,141
Epicor Software Corp., Term F Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 05/30/2031 (aa)		3,364	3,352
Genuine Financial Holdings LLC, 2025 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.55%, 09/27/2030 (u) (aa)		667	654
Javelin Buyer, Inc., Term Loan, (CME Term SOFR 3 Month + 3.25%), 7.56%, 12/05/2031 (aa)		495	492
Javelin Buyer, Inc., Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.56%, 12/06/2032 (aa)		640	634
Mitchell International, Inc., Restatement Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.57%, 06/17/2032 (aa)		395	384
Playtika Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 2.75%), 7.19%, 03/13/2028 (aa)		109	108
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.30%, 06/02/2028 (aa)		448	428
Polaris Newco LLC, Euro Term Loan (First Lien), (EURIBOR 1 Month + 3.75%), 6.11%, 06/02/2028 (u)	EUR	687	694
Project Alpha Intermediate Holding, Inc., Add-on Cov-Lite TLB, 10/28/2030 (u) (aa)		565	563

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Project Alpha Intermediate Holding, Inc., Incremental 2nd Lien TL, 11/22/2032 (u) (aa)	1,360	1,350
Project Boost Purchaser LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 9.55%, 07/16/2032 (u) (aa)	270	270
Project Boost Purchaser LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.30%, 07/16/2031 (u) (aa)	448	445
RealPage, Inc., 2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.05%, 04/24/2028 (aa)	750	749
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 7.56%, 04/24/2028 (aa)	89	88
Renaissance Holding Corp., 2024-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 8.32%, 04/05/2030 (aa)	458	448
UKG, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 0.00%), 7.30%, 02/10/2031 (aa)	3,651	3,641
Waystar Technologies, Inc., New Term Loan Facility (First Lien), (CME Term SOFR 1 Month + 2.25%), 6.57%, 10/22/2029 (u) (aa)	552	549

		31,482

Total Technology		38,439

Utilities — 0.8%
Electric — 0.8%
Alpha Generation LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 2.75%), 7.07%, 09/30/2031 (aa)	1,164	1,163
Compass Power Generation LLC, Tranche B-3 Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.07%, 04/14/2029 (aa)	168	167
Constellation Renewables LLC, Loan, (CME Term SOFR 3 Month + 2.25%), 6.56%, 12/15/2027 (aa)	895	893
Cornerstone Generation LLC, Term Loan B, 10/28/2031 (u) (aa)	1,165	1,164
Edgewater Generation LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 08/01/2030 (aa)	727	726
Hamilton Projects Acquiror LLC, Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.32%, 05/31/2031 (aa)	318	318
Pike Corp., 2028 Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 7.44%, 01/21/2028 (aa)	445	445
Talen Energy Supply LLC, 2024-1 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.82%, 12/13/2031 (aa)	802	800
Talen Energy Supply LLC, Initial Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.82%, 05/17/2030 (aa)	734	732

Total Utilities		6,408

Total Loan Assignments (Cost $161,404)		159,539

Purchased Option contracts — 0.0% (g)
Put Option contracts — 0.0% (g)
FNMA or FHLMC, Single Family, 30 Years, Maturity Date 04/07/2025, Strike Price 98.21	6,500	—	(h)
FNMA or FHLMC, Single Family, 30 Years, Maturity Date 04/07/2025, Strike Price 96.12	6,500	—	(h)
FNMA or FHLMC, Single Family, 30 Years, Maturity Date 04/07/2025, Strike Price 96.48	6,000	—	(h)

Total Purchased Option contracts (Cost $46)		—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 33.7%
Time Deposits — 3.5%
BNP Paribas SA,
1.56%, 04/01/2025 (c)	CAD	346	240
2.89%, 04/01/2025	AUD	232	145
Brown Brothers Harriman & Co.,
1.03%, 04/01/2025	SEK	1,325	132
1.19%, 04/01/2025	SGD	199	148
2.04%, 04/01/2025	HKD	993	128
Citibank NA,
1.35%, 04/01/2025 (c)	EUR	289	313
3.68%, 04/01/2025 (c)		23,656	23,656
Royal Bank of Canada, 3.42%, 04/01/2025 (c)	GBP	210	271
Sumitomo Mitsui Banking Corp.,
0.11%, 04/01/2025	JPY	18,806	125
3.68%, 04/01/2025		2,965	2,965

Total Time Deposits			28,123

U.S. Treasury Obligations — 30.2%
U.S. Treasury Bill,
0.00%, 08/28/2025 (c)		4,800	4,718
4.23%, 08/14/2025 (c)		150,000	147,665
4.24%, 06/26/2025 (ii)		31	31
4.31%, 05/15/2025 (c)		24,500	24,373
4.31%, 05/08/2025		17,000	16,926
4.42%, 04/10/2025 (c)		24,500	24,474
4.46%, 04/24/2025 (c)		24,500	24,434

Total U.S. Treasury Obligations			242,621

Total Short-Term Investments (Cost $270,763)			270,744

Total Investments, Before Short Positions — 126.5% (Cost - $1,017,437) *			1,015,494
Liabilities in Excess of Other Assets — (26.5)%			(212,457)

NET ASSETS — 100.0%			$803,037

Short Positions — 4.1%
Mortgage-Backed Securities — 4.1%
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 05/01/2055 (w)		7,000	5,556
TBA, 3.00%, 05/01/2055 (w)		10,000	8,654
TBA, 3.50%, 04/01/2055 (w)		250	226
TBA, 4.00%, 05/01/2055 (w)		6,000	5,577
TBA, 5.00%, 05/01/2055 (w)		6,800	6,651
GNMA, Single Family, 30 years, TBA, 2.50%, 04/01/2055 (w)		7,000	5,956

Total Mortgage-Backed Securities
(Cost $32,701)			32,619

Total Securities Sold Short — 4.1% (Cost $32,701) *			32,619

Percentages indicated are based on net assets.

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3MO Euro EURIBOR	163	06/2026	EUR	43,217	(26)
Australia 3-Year Bond	28	06/2025	AUD	1,860	3
British Pound	245	06/2025	USD	19,796	(26)
CAC40 10 Euro	49	04/2025	EUR	4,304	(169)
Cocoa	2	05/2025	USD	211	(53	)(c)
Coff Robusta 10 Tonne	13	05/2025	USD	739	(54	)(c)
Coffee	19	05/2025	USD	2,832	(126	)(c)
Copper	121	05/2025	USD	14,239	989	(c)
Dax Index	7	06/2025	EUR	4,460	(226)
Dollar Index	1,319	06/2025	USD	136,104	918
E-mini Russell 2000 Index	43	06/2025	USD	4,328	30
Euro BTP Italian Government Bonds	61	05/2025	USD	10,298	258	(c)
Euro Fx	7	06/2025	USD	952	(1)
Euro STOXX 50 Index	77	06/2025	EUR	4,517	(196)
FTSE 100 Index	68	06/2025	GBP	7,653	(106)
FTSE MIB Index	20	06/2025	EUR	4,189	(152)
Gold 100 oz	96	06/2025	USD	29,335	908	(c)
Hang Seng China Enterprise Index	61	04/2025	HKD	3,413	(74)
Hang Seng Index	24	04/2025	HKD	3,640	(68)
ICE 3 Month SONIA	119	09/2026	GBP	36,962	(10)
ICE 3 Month SONIA	50	06/2027	GBP	15,515	9
Mexican Peso	461	06/2025	USD	11,408	(245)
Mini MSCI EAFE Index	446	06/2025	USD	55,347	(1,463)
MSCI Emerging Markets Index	382	06/2025	USD	21,630	(414)
NASDAQ 100 E-mini Index	47	06/2025	USD	18,288	(15)
Natural Gas	75	04/2025	USD	3,041	48	(c)
OMXS 30 Index	104	04/2025	SEK	2,753	(192)
Platinum	23	07/2025	USD	1,136	46	(c)
S&P MidCap 400 E-mini Index	32	06/2025	USD	9,224	179
S&P Toronto Stock Exchange 60 Index	7	06/2025	CAD	1,463	(6)
SGX FTSE China A50 Index	209	04/2025	USD	2,810	(23)
SGX MSCI Singapore Index	152	04/2025	SGD	4,497	(88)
Short Euro-BTP	158	06/2025	EUR	18,369	(5)
SOFR 3 Month	589	12/2026	USD	142,068	139
SOFR 3 Month	78	06/2027	USD	18,817	9
SOFR 3 Month	51	03/2028	USD	12,298	(—	)(h)
Sugar	73	04/2025	USD	1,624	(82	)(c)
TOPIX Index	24	06/2025	JPY	4,437	(177)
U.S. Treasury 10 Year Note	6	06/2025	USD	653	14

					(447)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025 (continued):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
3MO Euro EURIBOR	(33)	03/2027	EUR	(8,710)	(16)
3MO Euro EURIBOR	(65)	12/2027	EUR	(17,134)	(18)
10YR Japan Government Bond	(37)	06/2025	JPY	(34,030)	(111)
ASX SPI 200 Index	(13)	06/2025	AUD	(1,609)	10
Australia 10-Year Bond	(51)	06/2025	AUD	(3,573)	(17)
Australian Dollar	(256)	06/2025	USD	(16,096)	87
Brent Crude Oil	(56)	04/2025	USD	(3,930)	(258	)(c)
Canadian Dollar	(411)	06/2025	USD	(28,821)	121
Canadian Government 10 Year Bond	(9)	06/2025	CAD	(770)	(6)
Canola	(76)	05/2025	CAD	(612)	(35	)(c)
Canola	(3)	07/2025	CAD	(25)	(1	)(c)
Corn	(50)	05/2025	USD	(1,156)	13	(c)
Corn	(60)	07/2025	USD	(1,392)	3	(c)
Cotton	(53)	05/2025	USD	(1,801)	30	(c)
Cotton	(20)	07/2025	USD	(677)	(3	)(c)
Crude Oil	(40)	04/2025	USD	(2,656)	(203	)(c)
Crude Oil	(22)	05/2025	USD	(1,506)	(55	)(c)
E-mini Russell 2000 Index	(22)	06/2025	USD	(2,272)	42
Euro BOBL	(133)	06/2025	EUR	(16,925)	(15)
Euro BTP Italian Government Bonds	(93)	06/2025	EUR	(11,709)	(109)
Euro Bund	(86)	06/2025	EUR	(12,022)	42
Euro Buxl	(45)	06/2025	EUR	(6,050)	247
Euro Fx	(79)	06/2025	USD	(10,816)	90
Euro Schatz	(167)	06/2025	EUR	(19,253)	(60)
Euro STOXX BANK	(233)	05/2025	EUR	(2,899)	124	(c)
Euro STOXX BANK	(15)	09/2025	EUR	(179)	2	(c)
Euro-Oat French Government Bonds	(85)	06/2025	EUR	(11,279)	2
Gas Oil	(27)	04/2025	USD	(1,772)	(80	)(c)
Gasoline RBOB	(51)	04/2025	USD	(4,715)	(192	)(c)
Hard Red Winter Wheat	(147)	05/2025	USD	(4,070)	(24	)(c)
Hard Red Winter Wheat	(25)	07/2025	USD	(714)	1	(c)
IFSC NIFTY 50 Index	(67)	04/2025	USD	(3,193)	61
Japanese Yen	(181)	06/2025	USD	(15,262)	60
Lean Hogs	(37)	06/2025	USD	(1,458)	48	(c)
Long Gilt	(31)	06/2025	GBP	(3,687)	15
MSCI Emerging Markets Index	(1)	06/2025	USD	(55)	(—	)(h)
NASDAQ 100 E-mini Index	(2)	06/2025	USD	(783)	5
New York Harbor ULSD	(10)	04/2025	USD	(906)	(51	)(c)
New Zealand Dollar	(149)	06/2025	USD	(8,543)	69
Palladium	(12)	06/2025	USD	(1,100)	(100	)(c)
Rapeseed Euro	(6)	07/2025	EUR	(155)	(2	)(c)
Red Spring Wheat	(60)	05/2025	USD	(1,815)	39	(c)
Red Spring Wheat	(9)	07/2025	USD	(270)	(3	)(c)
S&P 500 E-mini Index	(15)	06/2025	USD	(4,286)	46
SGX FTSE Taiwan Index	(3)	04/2025	USD	(209)	—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025 (continued):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
SGX Nikkei	(3)	06/2025	JPY	(369)	12
SOFR 3 Month	(242)	06/2025	USD	(58,050)	159
SOFR 3 Month	(58)	09/2026	USD	(13,986)	(15)
Soybean	(147)	05/2025	USD	(7,438)	(20	)(c)
Soybean	(27)	07/2025	USD	(1,381)	(7	)(c)
Soybean Meal	(156)	05/2025	USD	(4,781)	214	(c)
Soybean Meal	(8)	07/2025	USD	(242)	3	(c)
Soybean Oil	(79)	05/2025	USD	(2,047)	(81	)(c)
Soybean Oil	(46)	07/2025	USD	(1,169)	(84	)(c)
Swiss Franc	(61)	06/2025	USD	(8,762)	64
U.S. Treasury 2 Year Note	(75)	06/2025	USD	(15,493)	(45)
U.S. Treasury 5 Year Note	(22)	06/2025	USD	(2,365)	(15)
U.S. Treasury 10 Year Note	(112)	06/2025	USD	(12,397)	(59)
U.S. Treasury Long Bond	(79)	06/2025	USD	(9,255)	(11)
U.S. Treasury Ultra Bond	(35)	06/2025	USD	(4,277)	(2)

					(89)

Total unrealized appreciation (depreciation)					(536)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	44	AUD	70	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	55	AUD	87	Brown Brothers Harriman & Co.	04/10/2025	1
USD	50	AUD	80	Brown Brothers Harriman & Co.	04/10/2025	1
USD	85	AUD	136	Brown Brothers Harriman & Co.	04/10/2025	1
USD	981	AUD	1,559	Brown Brothers Harriman & Co.	04/10/2025	7
USD	36	CAD	52	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	36	CAD	51	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	139	EUR	127	Brown Brothers Harriman & Co.	04/10/2025	1
USD	367	EUR	339	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	36	EUR	33	Brown Brothers Harriman & Co.	04/10/2025	1
USD	158	EUR	146	Brown Brothers Harriman & Co.	04/10/2025	1
USD	159	EUR	146	Brown Brothers Harriman & Co.	04/10/2025	1
USD	35	EUR	32	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	39	EUR	36	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	27	EUR	25	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	37	EUR	34	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	59	EUR	54	Brown Brothers Harriman & Co.	04/10/2025	1	(c)
USD	446	EUR	408	Brown Brothers Harriman & Co.	04/10/2025	5	(c)
USD	34	EUR	31	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
EUR	42	USD	46	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
EUR	58	USD	63	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	99	EUR	91	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	237	EUR	218	Brown Brothers Harriman & Co.	04/10/2025	1
USD	41	EUR	38	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	264	EUR	244	Brown Brothers Harriman & Co.	04/10/2025	1
USD	259	EUR	237	Brown Brothers Harriman & Co.	04/10/2025	3
USD	75	EUR	69	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	97	EUR	89	Brown Brothers Harriman & Co.	04/10/2025	1
USD	416	EUR	381	Brown Brothers Harriman & Co.	04/10/2025	4
USD	83	EUR	76	Brown Brothers Harriman & Co.	04/10/2025	1
USD	2,623	EUR	2,400	Brown Brothers Harriman & Co.	04/10/2025	27
USD	502	EUR	462	Brown Brothers Harriman & Co.	04/10/2025	3
EUR	254	USD	274	Brown Brothers Harriman & Co.	04/10/2025	1
USD	95	EUR	87	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	26	GBP	20	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	60	GBP	46	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	87	GBP	68	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
GBP	57	USD	74	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	1,370	GBP	1,059	Brown Brothers Harriman & Co.	04/10/2025	1
USD	49	GBP	38	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
GBP	52	USD	67	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	45	GBP	34	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	349	GBP	270	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	70	HKD	547	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	205	HKD	1,595	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	166	HKD	1,289	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	141	HKD	1,099	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	223	HKD	1,730	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	231	HKD	1,793	Brown Brothers Harriman & Co.	04/10/2025	1

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	6	HKD	50	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	38	HKD	298	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	1,119	HKD	8,694	Brown Brothers Harriman & Co.	04/10/2025	2
USD	150	JPY	22,309	Brown Brothers Harriman & Co.	04/10/2025	2
USD	21	JPY	3,178	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	49	JPY	7,318	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	58	JPY	8,716	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	68	JPY	9,933	Brown Brothers Harriman & Co.	04/10/2025	2
USD	189	JPY	28,047	Brown Brothers Harriman & Co.	04/10/2025	2
JPY	7,007	USD	47	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
SEK	649	USD	64	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
SEK	782	USD	78	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
SEK	1,825	USD	181	Brown Brothers Harriman & Co.	04/10/2025	1
USD	37	SEK	375	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	161	SEK	1,616	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	148	SGD	196	Brown Brothers Harriman & Co.	04/10/2025	1
USD	49	SGD	65	Brown Brothers Harriman & Co.	04/10/2025	1
USD	54	SGD	72	Brown Brothers Harriman & Co.	04/10/2025	1
USD	36	SGD	49	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	193	EUR	178	Morgan Stanley & Co.	05/23/2025	—	(h)

Total unrealized appreciation						76

USD	1,906	EUR	1,761	Barclays Bank plc	05/02/2025	(1)
AUD	171	USD	109	Brown Brothers Harriman & Co.	04/10/2025	(2)
AUD	62	USD	39	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	71	CAD	102	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	84	CAD	121	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
CAD	99	USD	69	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
CAD	56	USD	39	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
USD	233	EUR	216	Brown Brothers Harriman & Co.	04/10/2025	(1)
EUR	29	USD	31	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
EUR	192	USD	208	Brown Brothers Harriman & Co.	04/10/2025	(1	)(c)
USD	265	EUR	245	Brown Brothers Harriman & Co.	04/10/2025	(1)
USD	37	EUR	35	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	298	EUR	275	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
EUR	1,191	USD	1,290	Brown Brothers Harriman & Co.	04/10/2025	(2)
EUR	65	USD	70	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
EUR	226	USD	247	Brown Brothers Harriman & Co.	04/10/2025	(2)
EUR	34	USD	37	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
EUR	209	USD	228	Brown Brothers Harriman & Co.	04/10/2025	(2)
EUR	123	USD	134	Brown Brothers Harriman & Co.	04/10/2025	(1)
EUR	71	USD	77	Brown Brothers Harriman & Co.	04/10/2025	(1)
EUR	1,214	USD	1,321	Brown Brothers Harriman & Co.	04/10/2025	(7)
EUR	56	USD	61	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
EUR	33	USD	36	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
USD	32	EUR	30	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
GBP	42	USD	54	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
GBP	25	USD	32	Brown Brothers Harriman & Co.	04/10/2025	—	(c)(h)
GBP	37	USD	48	Brown Brothers Harriman & Co.	04/10/2025	—	(h)
GBP	37	USD	47	Brown Brothers Harriman & Co.	04/10/2025	—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2025 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	39	USD	51	Brown Brothers Harriman & Co.	04/10/2025	— (h)
USD	65	GBP	51	Brown Brothers Harriman & Co.	04/10/2025	— (h)
GBP	35	USD	45	Brown Brothers Harriman & Co.	04/10/2025	— (h)
HKD	310	USD	40	Brown Brothers Harriman & Co.	04/10/2025	— (h)
HKD	860	USD	111	Brown Brothers Harriman & Co.	04/10/2025	— (h)
HKD	1,418	USD	183	Brown Brothers Harriman & Co.	04/10/2025	— (h)
HKD	1,360	USD	175	Brown Brothers Harriman & Co.	04/10/2025	— (h)
HKD	1,298	USD	167	Brown Brothers Harriman & Co.	04/10/2025	— (h)
HKD	4,577	USD	589	Brown Brothers Harriman & Co.	04/10/2025	(1)
JPY	9,889	USD	67	Brown Brothers Harriman & Co.	04/10/2025	(1)
JPY	40,820	USD	278	Brown Brothers Harriman & Co.	04/10/2025	(5)
JPY	17,723	USD	120	Brown Brothers Harriman & Co.	04/10/2025	(2)
USD	96	SEK	972	Brown Brothers Harriman & Co.	04/10/2025	(1)
USD	115	SEK	1,159	Brown Brothers Harriman & Co.	04/10/2025	— (h)
SGD	67	USD	50	Brown Brothers Harriman & Co.	04/10/2025	— (h)
SGD	66	USD	49	Brown Brothers Harriman & Co.	04/10/2025	(1)
SGD	203	USD	153	Brown Brothers Harriman & Co.	04/10/2025	(2)
SGD	142	USD	107	Brown Brothers Harriman & Co.	04/10/2025	(1)
SGD	50	USD	38	Brown Brothers Harriman & Co.	04/10/2025	— (h)
USD	457	EUR	436	Morgan Stanley & Co.	05/23/2025	(15)
USD	1,849	EUR	1,761	Wells Fargo Bank NA	04/02/2025	(55)

Total unrealized depreciation						(105)

Net unrealized appreciation (depreciation)						(29)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	3,300	(7)	(10)	(17)
United States SOFR	3.25% annually	Pay	03/19/2035	USD	4,200	276	(84)	192
United States SOFR	3.25% annually	Receive	06/18/2035	USD	4,200	182	3	185

Total						451	(91)	360

(a)	Value of floating rate index as of March 31, 2025 was as follows:

FLOATING RATE INDEX
United States SOFR	4.41%

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Total Return Swap contracts outstanding as of March 31, 2025:

REFERENCE INDEX	FLOATING RATE PAID BY THE FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	USD	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	06/20/2025	USD	1,350	(—	)(h)	(7)	(7)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	09/20/2025	USD	1,350	(—	)(h)	(6)	(6)

Total							(—	)(h)	(13)	(13)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Option contracts on securities as of March 31, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/14/2055	Citigroup Global Markets Inc.	(2,000)	USD(710)	USD93.32	04/07/2025	$(8)

Total Written Options Contracts (Premiums Received $8)						(8)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Call Interest Rate Swaptions contracts outstanding as of March 31, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Barclays Bank plc	13,000	USD 177	USD 3.16	06/04/2025	$30
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	USD 633	USD 4.26	02/13/2035	111
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	USD 622	USD 4.25	02/20/2035	110

						251

Purchased Put Interest Rate Swaptions contracts outstanding as of March 31, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	3,200	USD 58	USD 5.00	03/20/2026	12
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	2,400	USD 47	USD 5.00	03/30/2026	10
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	2,900	USD 54	USD 5.00	03/31/2026	12
10-Year Swaption, United States SOFR	Barclays Bank plc	30,000	USD 581	USD 5.00	07/22/2025	13
10-Year Swaption, United States SOFR	Bank of America, NA	3,000	USD 69	USD 5.50	01/30/2026	6
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	USD 633	USD 4.26	02/13/2035	96
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	USD 622	USD 4.25	02/20/2035	97

Total Purchased Interest Rate Swaptions contracts (Premiums Received $807)						246

Written Call Interest Rate Swaptions contracts outstanding as of March 31, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	(5,500)	USD (38)	USD 3.22	05/20/2025	(11)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(3,000)	USD (34)	USD 3.15	06/30/2025	(10)
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(2,700)	USD (29)	USD 3.21	06/30/2025	(11)

						(32)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Interest Rate Swaptions contracts outstanding as of March 31, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Wells Fargo Bank NA	(4,200)	USD (49)	USD 4.54	04/07/2025	$	(—	)(h)
7-Year Swaption, United States SOFR	Barclays Bank plc	(8,000)	USD (219)	USD 3.91	06/04/2025		(41)
10-Year Swaption, United States SOFR	Bank of America, NA	(4,000)	USD (73)	USD 4.45	04/07/2025		(—	)(h)
10-Year Swaption, United States SOFR	Bank of America, NA	(4,400)	USD (84)	USD 4.53	04/07/2025		(—	)(h)

							(41)

Total Written Interest Rate Swaptions contracts (Premiums Paid $133)							424

Reverse Repurchase Agreements

COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY
Citigroup Global Markets Inc.	4.45%	3/13/2025	4/14/2025	(2,508)	(2,514)	2,514	—
Citigroup Global Markets Inc.	4.45%	3/12/2025	4/14/2025	(1,924)	(1,929)	1,929	—
Citigroup Global Markets Inc.	4.47%	3/19/2025	4/21/2025	(1,923)	(1,926)	1,926	—
Citigroup Global Markets Inc.	4.48%	3/27/2025	4/3/2025	(12,881)	(12,889)	12,889	—

					(19,258)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(14,815)	(4,443)	—	(19,258)

Payable for Reverse Repurchase Agreements

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2025.
TBA	—	To Be Announced
(c)	—	All or a portion of this security is held by a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of March 31, 2025. Unless otherwise indicated, the coupon rate is undetermined.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2025.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(gg)	—	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(ii)	—	Approximately $11 of these investments are restricted as collateral for forwards to Barclays Bank PLC.

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

*	—	The cost of securities is substantially the same for federal income tax purposes.
BRL	—	Brazilian Real
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
HKD	—	Hong Kong Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the Investment Company Act of 1940. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$121,912	$—	$121,912
Certificates of Deposit
Financial	—	2,321	—	2,321
Collateralized Mortgage Obligations	—	46,680	—	46,680
Commercial Mortgage-Backed Securities	—	22,287	—	22,287
Corporate Bonds
Basic Materials	—	10,195	—	10,195
Communications	—	35,457	—	35,457
Consumer Cyclical	—	30,506	—	30,506
Consumer Non-cyclical	—	37,161	—	37,161
Energy	—	24,173	—	24,173
Financial	—	131,156	—	131,156
Industrial	—	20,788	—	20,788
Technology	—	18,070	—	18,070
Utilities	—	32,796	—	32,796

Total Corporate Bonds	—	340,302	—	340,302

Foreign Government Securities	—	2,526	—	2,526
Mortgage-Backed Securities	—	5,690	—	5,690
U.S. Treasury Obligations	—	11,119	—	11,119
Short-Term Investments
Certificates of Deposit	—	44,542	—	44,542
Commercial Papers	—	25,540	—	25,540
Foreign Government Securities	—	29,035	—	29,035
Repurchase Agreement	—	5,900	—	5,900
Time Deposits	—	19,604	—	19,604
U.S. Treasury Obligations	—	32,770	—	32,770

Total Short-Term Investments	—	157,391	—	157,391

Total Investments in Securities	$—	$710,228	$—	$710,228

Appreciation in Other Financial Instruments
Futures contracts	$912	$—	$—	$912
Forward Foreign Currency Exchange contracts	—	503	—	503

Total Appreciation in Other Financial Instruments	$912	$503	$—	$1,415

Depreciation in Other Financial Instruments
Futures contracts	$(901)	$—	$—	$(901)
Forward Foreign Currency Exchange contracts	—	(497)	—	(497)
Centrally Cleared Interest Rate Swap contracts	—	(425)	—	(425)
Centrally Cleared Credit Default Swap contract	—	(1)	—	(1)

Total Depreciation in Other Financial Instruments	$(901)	$(923)	$—	$(1,824)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$75,147	$—	$75,147
Certificates of Deposit
Financial	—	2,948	—	2,948
Collateralized Mortgage Obligations	—	46,938	—	46,938
Commercial Mortgage-Backed Securities	—	5,095	—	5,095
Corporate Bonds
Communications	—	3,719	—	3,719
Consumer Cyclical	—	14,148	—	14,148
Consumer Non-cyclical	—	3,750	—	3,750
Energy	—	1,101	—	1,101
Financial	—	71,664	—	71,664
Industrial	—	7,543	—	7,543
Utilities	—	8,387	—	8,387

Total Corporate Bonds	—	110,312	—	110,312

Foreign Government Securities	—	6,136	—	6,136
Mortgage-Backed Securities	—	6,723	—	6,723
Municipal Bonds	—	611,312	—	611,312
U.S. Government Agency Security	—	2,297	—	2,297
U.S. Treasury Obligation	—	1,438	—	1,438
Short-Term Investments
Commercial Papers	—	11,964	—	11,964
Municipal Bonds	—	30,929	—	30,929
Repurchase Agreement	—	7,800	—	7,800
Time Deposits	—	4,813	—	4,813
U.S. Treasury Obligations	—	432	—	432

Total Short-Term Investments	—	55,938	—	55,938

Total Investments in Securities	$—	$924,284	$—	$924,284

Appreciation in Other Financial Instruments
Futures contracts	$1,111	$—	$—	$1,111
Forward Foreign Currency Exchange contracts	—	178	—	178

Total Appreciation in Other Financial Instruments	$1,111	$178	$—	$1,289

Depreciation in Other Financial Instruments
Futures contracts	$(371)	$—	$—	$(371)
Forward Foreign Currency Exchange contracts	—	(326)	—	(326)
Centrally Cleared Interest Rate Swap contracts	—	(566)	—	(566)
Centrally Cleared Credit Default Swap contract	—	(4)	—	(4)

Total Depreciation in Other Financial Instruments	$(371)	$(896)	$—	$(1,267)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$13,316	$—	$—	$13,316
Communications	4,994,410	—	—	4,994,410
Consumer Cyclical	2,135,129	—	—	2,135,129
Consumer Non-cyclical	3,913,405	—	—	3,913,405
Energy	607,292	—	—	607,292
Financial	4,760,182	—	—	4,760,182
Industrial	1,310,389	—	—	1,310,389
Technology	6,742,145	—	—	6,742,145
Utilities	20,280	—	—	20,280

Total Common Stocks	24,496,548	—	—	24,496,548

Short-Term Investments
Time Deposits	—	72,530	—	72,530

Total Investments in Securities	$24,496,548	$72,530	$—	$24,569,078

Appreciation in Other Financial Instruments
Futures contracts	$220	$—	$—	$220

Depreciation in Other Financial Instruments
Futures contracts	$(650)	$—	$—	$(650)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$4,373	$39,035	$—	$43,408
Belgium	—	104,634	—	104,634
Britain	—	5,926	—	5,926
Canada	284,033	—	—	284,033
Chile	—	8,752	—	8,752
China	—	1,324	—	1,324
Denmark	—	759,154	—	759,154
Finland	1,813	179,600	—	181,413
France	1,464	2,244,107	—	2,245,571
Germany	28,631	2,395,080	—	2,423,711
Hong Kong	—	53,846	—	53,846
Ireland	26,771	137,879	—	164,650
Italy	69,514	557,205	—	626,719
Japan	2,453	780,883	—	783,336
Luxembourg	—	19,972	—	19,972
Netherlands	—	1,034,366	—	1,034,366
Norway	7,186	94,869	—	102,055
Poland	—	4,406	—	4,406
Portugal	11,241	8,016	—	19,257
Spain	7,754	512,007	—	519,761
Sweden	27,736	612,619	—	640,355
Switzerland	40,105	2,632,096	—	2,672,201
Taiwan	—	287,561	—	287,561
United Arab Emirates	—	—	—	—
United Kingdom	4,792	3,363,995	—	3,368,787
United States	4,876	—	—	4,876

Total Common Stocks	522,742	15,837,332	—	16,360,074

Preferred Stocks
Germany	—	50,673	—	50,673
Short-Term Investments
Time Deposits	—	127,604	—	127,604

Total Investments in Securities	$522,742	$16,015,609	$—	$16,538,351

Appreciation in Other Financial Instruments
Futures contracts	$51	$—	$—	$51

Depreciation in Other Financial Instruments
Futures contracts	$(3,602)	$—	$—	$(3,602)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$64,205	$—	$64,205
Collateralized Mortgage Obligations	—	271,523	—	271,523
Commercial Mortgage-Backed Securities	—	53,377	—	53,377
Corporate Bonds
Basic Materials	—	100,655	—	100,655
Communications	—	191,458	—	191,458
Consumer Cyclical	—	202,620	—	202,620
Consumer Non-cyclical	—	496,393	—	496,393
Energy	—	127,062	—	127,062
Financial	—	1,571,402	—	1,571,402
Government	—	211,830	—	211,830
Industrial	—	311,039	—	311,039
Technology	—	86,518	—	86,518
Utilities	—	296,169	—	296,169

Total Corporate Bonds	—	3,595,146	—	3,595,146

Foreign Government Securities	—	7,575,799	—	7,575,799
Mortgage-Backed Securities	—	1,842,742	—	1,842,742
Municipal Bonds	—	7,700	—	7,700
U.S. Government Agency Securities	—	12,759	—	12,759
U.S. Treasury Obligations	—	987,687	—	987,687
Purchased Options contracts	—	— (a)	—	— (a)
Short-Term Investments
Time Deposits	—	128,326	—	128,326
U.S. Treasury Obligations	—	120,395	—	120,395

Total Short-Term Investments	—	248,721	—	248,721

Total Investments in Securities	$—	$14,659,659	$—	$14,659,659

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$215,642	$—	$215,642
Appreciation in Other Financial Instruments
Futures contracts	$1,498	$—	$—	$1,498
Forward Foreign Currency Exchange contracts	—	12,268	—	12,268
OTC Interest Rate Swaps contracts	—	51	—	51
Centrally Cleared Interest Rate Swap contracts	—	4,640	—	4,640
Purchased Interest Rate Swaption contracts
Purchased Put Interest Rate Swaptions contracts	—	126	—	126
Purchased Call Interest Rate Swaptions contracts	—	192	—	192

Total Purchased Interest Rate Swaption contracts	—	318	—	318

Total Appreciation in Other Financial Instruments	$1,498	$17,277	$—	$18,775

Depreciation in Other Financial Instruments
Futures contracts	$(1,582)	$—	$—	$(1,582)
Forward Foreign Currency Exchange contracts	—	(283,598)	—	(283,598)
OTC Interest Rate Swap contract	—	(63)	—	(63)
Centrally Cleared Interest Rate Swap contracts	—	(6,735)	—	(6,735)
Written Interest Rate Swaption contracts
Written Put Interest Rate Swaption contracts	—	(108)	—	(108)

Total Written Interest Rate Swaption contracts	—	(108)	—	(108)

Total Depreciation in Other Financial Instruments	$(1,582)	$(290,504)	$—	$(292,086)

(a)	Amount rounds to less than $500.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds	$—	$11,642,239	$—	$11,642,239
Short-Term Investments
Municipal Bonds	—	5,316	—	5,316
Time Deposits	—	171,307	—	171,307

Total Short-Term Investments	—	176,623	—	176,623

Total Investments in Securities	$—	$11,818,862	$—	$11,818,862

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$152,172	$—	$152,172
Collateralized Mortgage Obligations	—	8,340	—	8,340
Commercial Mortgage-Backed Securities	—	24,330	—	24,330
Convertible Bonds
Communications	—	2,419	—	2,419
Consumer Cyclical	—	3,084	—	3,084
Consumer Non-cyclical	—	8,400	—	8,400
Energy	—	4,276	—	4,276
Financial	—	4,762	—	4,762
Industrial	—	323	—	323
Technology	—	5,321	—	5,321
Utilities	—	8,570	—	8,570

Total Convertible Bonds	—	37,155	—	37,155

Corporate Bonds
Basic Materials	—	320,323	—	320,323
Communications	—	1,034,325	4	1,034,329
Consumer Cyclical	—	1,024,489	—	1,024,489
Consumer Non-cyclical	—	1,076,883	8,137	1,085,020
Diversified	—	7,046	—	7,046
Energy	—	651,032	641	651,673
Financial	—	1,171,014	6,100	1,177,114
Government	—	170	—	170
Industrial	—	722,877	—	722,877
Technology	—	270,717	—	270,717
Utilities	—	267,112	—	267,112

Total Corporate Bonds	—	6,545,988	14,882	6,560,870

Foreign Government Securities	—	701,858	—	701,858
Mortgage-Backed Security	—	442	—	442
U.S. Treasury Obligations	—	112,647	—	112,647
Common Stocks
Basic Materials	—	—	1,231	1,231
Communications	10,809	—	—	10,809
Financial	—	—	—	—
Utilities	1,209	—	—	1,209

Total Common Stocks	12,018	—	1,231	13,249

Preferred Stocks
Communications	663	—	636	1,299
Consumer Cyclical	—	—	6,467	6,467

Total Preferred Stocks	663	—	7,103	7,766

Loan Assignments
Basic Materials	—	16,347	—	16,347
Communications	—	99,855	—	99,855
Consumer Cyclical	—	56,764	—	56,764
Consumer Non-cyclical	—	84,385	—	84,385
Diversified	—	1,420	—	1,420
Energy	—	2,434	—	2,434
Financial	—	29,194	2,400	31,594
Government	—	—	9,291	9,291

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial	$—	$37,999	$—	$37,999
Technology	—	75,907	—	75,907
Utilities	—	1,203	—	1,203

Total Loan Assignments	—	405,508	11,691	417,199

Warrant
Communications	—	—	177	177
Short-Term Investments
Corporate Bond	—	343	—	343
Time Deposits	—	234,667	—	234,667
U.S. Treasury Obligations	—	17,501	—	17,501

Total Short-Term Investments	—	252,511	—	252,511

Total Investments in Securities	$12,681	$8,240,951	$35,084	$8,288,716

Appreciation in Other Financial Instruments
Futures contracts	$2,638	$—	$—	$2,638
Forward Foreign Currency Exchange contracts	—	5,207	—	5,207
Centrally Cleared Interest Rate Swap contracts	—	1,784	—	1,784
OTC Credit Default Swaps contracts	—	413	—	413
Centrally Cleared Credit Default Swaps contracts	—	1,138	—	1,138

Total Appreciation in Other Financial Instruments	$2,638	$8,542	$—	$11,180

Depreciation in Other Financial Instruments
Futures contracts	$(425)	$—	$—	$(425)
Forward Foreign Currency Exchange contracts	—	(97,537)	—	(97,537)
Centrally Cleared Interest Rate Swap contracts	—	(3,322)	—	(3,322)
OTC Credit Default Swaps contracts	—	(51)	—	(51)
Centrally Cleared Credit Default Swaps contracts	—	(1,566)	—	(1,566)

Total Depreciation in Other Financial Instruments	$(425)	$(102,476)	$—	$(102,901)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Multi-Strategy Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$87,025		$—	$87,025
Collateralized Mortgage Obligations	—	194,230		—	194,230
Corporate Bonds
Basic Materials	—	359		—	359
Communications	—	3,150		—	3,150
Consumer Cyclical	—	4,110		—	4,110
Consumer Non-cyclical	—	3,259		—	3,259
Energy	—	738		—	738
Financial	—	3,290		—	3,290
Industrial	—	147		—	147
Technology	—	2,123		—	2,123
Utilities	—	1,151		—	1,151

Total Corporate Bonds	—	18,327		—	18,327

Mortgage-Backed Securities	—	285,629		—	285,629
Loan Assignments
Basic Materials	—	2,732		—	2,732
Communications	—	14,026		—	14,026
Consumer Cyclical	—	16,937		—	16,937
Consumer Non-cyclical	—	24,905		—	24,905
Energy	—	4,294		—	4,294
Financial	—	32,354		30	32,384
Industrial	—	19,414		—	19,414
Technology	—	38,439		—	38,439
Utilities	—	6,408		—	6,408

Total Loan Assignments	—	159,509		30	159,539

Purchased Put Options	—	—	(a)	—	—	(a)

Short-Term Investments
Time Deposits	—	28,123		—	28,123
U.S. Treasury Obligations	—	242,621		—	242,621

Total Short-Term Investments	—	270,744		—	270,744

Total Investments in Securities	$—	$1,015,464		$30	$1,015,494

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$32,619		$—	$32,619
Appreciation in Other Financial Instruments
Futures contracts	$5,159	$—		$—	$5,159
Forward Foreign Currency Exchange contracts	—	76		—	76

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Multi-Strategy Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Centrally Cleared Interest Rate Swap contract	$—	$3	$—	$3
Purchased Interest Rate Swaption contracts
Purchased Call Interest Rate Swaptions contracts	—	251	—	251
Purchased Put Interest Rate Swaptions contracts	—	246	—	246

Total Purchased Interest Rate Swaption contracts	—	497	—	497

Total Appreciation in Other Financial Instruments	$5,159	$576	$—	$5,735

Depreciation in Other Financial Instruments
Futures contracts	$(5,695)	$—	$—	$(5,695)
Forward Foreign Currency Exchange contracts	—	(105)	—	(105)
Centrally Cleared Interest Rate Swap contracts	—	(94)	—	(94)
OTC Total Return Swap contracts	—	(13)	—	(13)
Written Option contracts
Written Call Option contracts	—	(8)	—	(8)
Total Written Option contracts	—	(8)	—	(8)
Written Interest Rate Swaptions contracts
Written Call Interest Rate Swaptions contracts	—	(32)	—	(32)
Written Put Interest Rate Swaptions contracts	—	(41)	—	(41)

Total Written Interest Rate Swaptions contracts	—	(73)	—	(73)

Total Depreciation in Other Financial Instruments	$(5,695)	$(293)	$—	$(5,988)

(a)	Amount rounds to less than $500.

B. Loan Assignments — The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2025, the Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

Six Circles Credit Opportunities Fund
		Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term				Par	Value	Par	Value	Par	Value
Raven Acquisition Holdings LLC	2024 Delayed Draw Term Loan	11/19/2031	3.25%	3.25%	$169	$167	$—	$—	$169	$167
Doncasters US Finance LLC	Delayed Draw Term Loan	04/23/2030	1.50%	1.50%	223	225	—	—	223	225
Jupiter Buyer, Inc.	Initial Delayed Draw Term Loan	11/01/2031	4.75%	4.75%	85	85	—	—	85	85
GrafTech Global Enterprises, Inc.	Delayed Draw Term Loan	12/21/2029	3.75%	3.75%	721	736	—	—	721	736
SWF Holdings I Corp.	Delayed Draw Term Loan	12/19/2029	1.00%	1.00%	486	487			486	487

					$1,684	$1,700	$—	$—	$1,684	$1,700

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Multi-Strategy Fund

Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
					Par	Value	Par	Value	Par	Value
RFS Opco LLC	Amendment No.1 Delayed Draw Term Loan	04/04/2031	1.00%	1.00%	$150	$149	$30	$30	$180	$179

					$150	$149	$30	$30	$180	$179

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund and Six Circles Multi-Strategy Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — The option is adjusted daily to reflect the current market value of the option. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — The amount of the liability is adjusted daily to reflect the current market value of the option written. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund and Six Circles Multi-Strategy Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Swaps

The Six Circles Multi-Strategy Fund entered into total return index swaps to gain exposure to specific indices and manage portfolio risk. These instruments can provide the Fund with the ability to gain or reduce exposure to certain market segments without directly investing in underlying securities.

A total return index swap is a contract in which one party agrees to pay the other the total return of a specified index, including both capital gains and income, in exchange for periodic payments based on a fixed or floating interest rate.